UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

MARCH 31, 2023

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

❯	Large Cap Fund

❯	Large Cap Value Fund

❯	Large Cap Growth Fund

❯	Large Cap Index Fund

❯	Tax-Managed Large Cap Fund

❯	S&P 500 Index Fund

❯	Small Cap Fund

❯	Small Cap Value Fund

❯	Small Cap Growth Fund

❯	Tax-Managed Small/Mid Cap Fund

❯	Mid-Cap Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	Tax-Managed Managed Volatility Fund

❯	Tax-Managed International Managed Volatility Fund

❯	Real Estate Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Conservative Income Fund

❯	Tax-Free Conservative Income Fund

❯	Real Return Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Strategy Alternative Fund

❯	Multi-Asset Accumulation Fund

❯	Multi-Asset Income Fund

❯	Multi-Asset Inflation Managed Fund

❯	Multi-Asset Capital Stability Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Glossary	299
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	300
Statements of Operations/Consolidated Statements of Operations	312
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	318
Consolidated Statement of Cash Flows	326
Financial Highlights/Consolidated Financial Highlights	327
Notes to Financial Statements/Consolidated Notes to Financial Statements	340
Disclosure of Fund Expenses	386
Review of the Liquidity Risk Management Program	389
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement	390

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 6.5%
Alphabet Inc, Cl A *	91,640	$9,506
Alphabet Inc, Cl C *	198,335	20,627
AT&T Inc	216,966	4,177
Comcast Corp, Cl A	142,077	5,386
Fox Corp, Cl A	57,265	1,950
Liberty Media Corp-Liberty Formula One, Cl C *	32,908	2,462
Live Nation Entertainment Inc *	65,855	4,610
Meta Platforms Inc, Cl A *	66,488	14,091
Netflix Inc *	7,623	2,634
Nexstar Media Group Inc, Cl A	7,733	1,335
Paramount Global, Cl B	22,664	506
TEGNA Inc	150,197	2,540
T-Mobile US Inc *	67,629	9,795
Trade Desk Inc/The, Cl A *	47,680	2,904
Verizon Communications Inc	280,734	10,918
Walt Disney Co/The *	160,172	16,038
Warner Bros Discovery Inc *	56,488	853

		110,332
Consumer Discretionary — 9.2%
Amazon.com Inc, Cl A *	282,471	29,176
Autoliv Inc	14,037	1,310
AutoNation Inc *	2,478	333
AutoZone Inc *	1,077	2,647
Best Buy Co Inc	63,975	5,007
Bloomin' Brands Inc	26,398	677
Booking Holdings Inc *	1,179	3,127
BorgWarner Inc	159,883	7,852
Carnival Corp *	75,978	771
Dick's Sporting Goods Inc	36,476	5,176
Dillard's Inc, Cl A	7,630	2,348
eBay Inc	56,727	2,517
Foot Locker Inc, Cl A	23,394	929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ford Motor Co	65,375	$824
General Motors Co	167,255	6,135
Harley-Davidson Inc, Cl A	49,267	1,871
Kohl's Corp	24,781	583
Lennar Corp, Cl A	12,211	1,283
Lithia Motors Inc, Cl A	10,129	2,319
Lowe's Cos Inc	60,013	12,001
Magna International Inc, Cl A	47,105	2,523
MercadoLibre Inc *	3,871	5,102
MGM Resorts International *	148,597	6,601
NIKE Inc, Cl B	90,033	11,042
O'Reilly Automotive Inc *	1,199	1,018
Penske Automotive Group Inc, Cl A	4,717	669
PulteGroup Inc	101,999	5,944
PVH Corp	11,442	1,020
Ross Stores Inc	101,920	10,817
Starbucks Corp	73,877	7,693
Tesla Inc *	34,686	7,196
Thor Industries Inc	11,700	932
Trip.com Group Ltd ADR *	48,035	1,809
Whirlpool Corp	27,260	3,599
Williams-Sonoma Inc	30,798	3,747

		156,598
Consumer Staples — 8.0%
Altria Group Inc	46,068	2,056
Archer-Daniels-Midland Co	20,067	1,599
Church & Dwight Co Inc	42,854	3,789
Coca-Cola Co/The	146,094	9,062
Coca-Cola Europacific Partners PLC	89,238	5,282
Colgate-Palmolive Co	145,985	10,971
Conagra Brands Inc	263,174	9,885
Dollar General Corp	41,094	8,649
Hershey Co/The	1,388	353
Ingredion Inc	72,988	7,425
J M Smucker Co/The	58,157	9,152
Kraft Heinz Co/The	9,187	355
Kroger Co/The	268,628	13,262
Molson Coors Beverage Co, Cl B	30,456	1,574
Mondelez International Inc, Cl A	47,375	3,303
PepsiCo Inc	62,828	11,454
Philip Morris International Inc	106,185	10,326
Sysco Corp, Cl A	145,077	11,204
Target Corp, Cl A	45,317	7,506
Tyson Foods Inc, Cl A	105,363	6,250
Walgreens Boots Alliance Inc	38,987	1,348

		134,805
Energy — 4.6%
Baker Hughes Co, Cl A	209,475	6,045
BP PLC ADR	131,377	4,984
Canadian Natural Resources Ltd	96,107	5,320
Chesapeake Energy Corp	7,654	582

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chevron Corp	75,839	$12,374
ConocoPhillips	81,177	8,054
Devon Energy Corp	81,767	4,138
EOG Resources Inc	75,132	8,612
Exxon Mobil Corp	16,215	1,778
HF Sinclair Corp	44,588	2,157
Marathon Oil Corp	12,387	297
Marathon Petroleum Corp	52,516	7,081
Phillips 66	39,964	4,052
Schlumberger NV, Cl A	64,571	3,170
Shell PLC ADR	30,942	1,780
Valero Energy Corp	49,196	6,868

		77,292
Financials — 14.2%
Aflac Inc	81,002	5,226
Allstate Corp/The	21,940	2,431
American Financial Group Inc/OH	10,346	1,257
Ameriprise Financial Inc	17,997	5,516
Bank of America Corp	352,610	10,085
Bank of New York Mellon Corp/The	19,244	874
Berkshire Hathaway Inc, Cl B *	63,875	19,723
Capital One Financial Corp	28,853	2,774
Charles Schwab Corp/The	118,223	6,192
Citigroup Inc	178,158	8,354
Citizens Financial Group Inc	9,142	278
Discover Financial Services	33,010	3,263
Everest Re Group Ltd	1,843	660
Fifth Third Bancorp	123,682	3,295
First American Financial Corp	14,531	809
Global Payments Inc	148,513	15,629
Goldman Sachs Group Inc/The	996	326
Hartford Financial Services Group Inc/The	69,124	4,817
JPMorgan Chase & Co	79,023	10,297
KeyCorp	107,415	1,345
LPL Financial Holdings Inc	11,674	2,363
Markel Corp *	12,740	16,274
Marsh & McLennan Cos Inc	57,085	9,507
Moody's Corp	38,887	11,900
Morgan Stanley	27,105	2,380
New York Community Bancorp Inc	249,203	2,253
PayPal Holdings Inc *	41,194	3,128
PNC Financial Services Group Inc/The	12,954	1,646
Progressive Corp/The	57,358	8,206
Radian Group Inc	16,498	365
Regions Financial Corp	212,723	3,948
Reinsurance Group of America Inc, Cl A	17,568	2,332
S&P Global Inc	20,519	7,074
Starwood Property Trust Inc ‡	32,387	573
State Street Corp	99,816	7,555
Synchrony Financial	96,135	2,796
US Bancorp	241,322	8,700
Visa Inc, Cl A	110,461	24,905

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voya Financial Inc	59,127	$4,225
Wells Fargo & Co	115,137	4,304
Willis Towers Watson PLC	48,312	11,227
Zions Bancorp NA (A)	71,519	2,141

		240,953
Health Care — 15.1%
AbbVie Inc	59,751	9,523
Acadia Healthcare Co Inc, Cl A *	46,772	3,379
AmerisourceBergen Corp, Cl A	70,298	11,255
Amgen Inc, Cl A	48,551	11,737
AstraZeneca PLC ADR	85,913	5,963
Baxter International Inc	136,426	5,533
Biogen Inc *	8,964	2,492
Boston Scientific Corp *	30,639	1,533
Bristol-Myers Squibb Co	155,447	10,774
Cardinal Health Inc	15,457	1,167
Cigna Group/The	1,877	480
CVS Health Corp	187,434	13,928
Danaher Corp, Cl A	37,827	9,534
DaVita Inc *	4,103	333
DENTSPLY SIRONA Inc	41,453	1,628
Gilead Sciences Inc	63,484	5,267
GSK PLC ADR	48,685	1,732
HCA Healthcare Inc	14,456	3,812
Horizon Therapeutics Plc *	43,342	4,730
Humana Inc	11,971	5,812
Jazz Pharmaceuticals PLC *	28,906	4,230
Johnson & Johnson	149,252	23,134
Lantheus Holdings Inc *	15,517	1,281
McKesson Corp	32,704	11,644
Medtronic PLC	79,267	6,391
Merck & Co Inc	91,347	9,718
Mettler-Toledo International Inc *	10,186	15,587
Natera Inc *	90,672	5,034
Organon & Co	15,833	372
PerkinElmer Inc	19,741	2,631
Perrigo Co PLC	61,799	2,217
Pfizer Inc	237,127	9,675
Prometheus Biosciences Inc *	13,076	1,403
Teleflex Inc	22,986	5,823
Thermo Fisher Scientific Inc	13,628	7,855
TransMedics Group Inc *	35,971	2,724
UnitedHealth Group Inc	39,331	18,587
Universal Health Services Inc, Cl B	14,474	1,840
Vertex Pharmaceuticals Inc *	21,049	6,632
Viatris Inc, Cl W	65,540	631
Zimmer Biomet Holdings Inc	62,960	8,134

		256,155
Industrials — 11.0%
AerCap Holdings NV *	62,810	3,532
AGCO Corp	28,514	3,855

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alaska Air Group Inc *	80,294	$3,369
Allison Transmission Holdings Inc	37,699	1,706
American Airlines Group Inc *	127,347	1,878
AMETEK Inc	42,093	6,118
Cummins Inc	24,677	5,895
Delta Air Lines Inc, Cl A *	64,342	2,247
Eaton Corp PLC	36,869	6,317
Emerson Electric Co	16,230	1,414
Fastenal Co, Cl A	93,346	5,035
FedEx Corp	33,861	7,737
Fortive Corp	171,178	11,669
GFL Environmental Inc	30,787	1,060
GXO Logistics Inc *	191,843	9,681
Hillenbrand Inc	34,870	1,657
Honeywell International Inc	75,534	14,436
Huntington Ingalls Industries Inc, Cl A	10,975	2,272
Jacobs Solutions Inc	28,438	3,342
Knight-Swift Transportation Holdings Inc, Cl A	78,885	4,463
L3Harris Technologies Inc	9,696	1,903
Lockheed Martin Corp	8,565	4,049
ManpowerGroup Inc	29,203	2,410
Owens Corning	34,317	3,288
Parker-Hannifin Corp, Cl A	23,421	7,872
Paychex Inc	9,846	1,128
Ryder System Inc	14,973	1,336
Snap-on Inc	9,070	2,239
Southwest Airlines Co, Cl A	49,272	1,603
Textron Inc	56,360	3,981
Timken Co/The	61,063	4,990
TransDigm Group Inc *	27,853	20,529
Triton International Ltd	4,943	313
Uber Technologies Inc *	83,796	2,656
United Airlines Holdings Inc *	23,047	1,020
United Parcel Service Inc, Cl B	67,742	13,141
Westinghouse Air Brake Technologies Corp	9,477	958
WW Grainger Inc	23,291	16,043

		187,142
Information Technology — 21.4%
Adobe Inc *	45,245	17,436
Advanced Micro Devices Inc *	71,209	6,979
Amdocs Ltd	51,821	4,976
Amkor Technology Inc	51,908	1,351
Amphenol Corp, Cl A	108,662	8,880
Apple Inc	337,558	55,663
Applied Materials Inc	44,845	5,508
Arista Networks Inc *	13,867	2,328
Arrow Electronics Inc, Cl A *	14,925	1,864
Broadcom Inc	685	439
Cadence Design Systems Inc *	18,760	3,941
Cirrus Logic Inc *	4,992	546
Cisco Systems Inc	151,519	7,921

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Datadog Inc, Cl A *	63,552	$4,618
Dell Technologies Inc, Cl C	26,601	1,070
DXC Technology Co *	70,284	1,796
First Solar Inc *	23,682	5,151
Fortinet Inc *	22,373	1,487
Hewlett Packard Enterprise Co	249,894	3,981
HP Inc	173,068	5,079
Intel Corp	118,591	3,874
International Business Machines Corp	24,273	3,182
Intuit Inc	40,098	17,877
Jabil Inc	68,671	6,054
Marvell Technology Inc	183,135	7,930
Microchip Technology Inc	278,655	23,346
Micron Technology Inc	46,921	2,831
Microsoft Corp	221,552	63,873
Motorola Solutions Inc	23,607	6,755
NVIDIA Corp	39,931	11,092
ON Semiconductor Corp *	50,746	4,177
Oracle Corp, Cl B	60,494	5,621
Palo Alto Networks Inc *	2,041	408
Qorvo Inc *	8,524	866
QUALCOMM Inc	73,578	9,387
Roper Technologies Inc	21,778	9,597
Salesforce Inc *	52,218	10,432
SAP SE ADR (A)	85,766	10,854
Seagate Technology Holdings PLC	44,700	2,956
Teradyne Inc	61,524	6,614
Vishay Intertechnology Inc	115,899	2,622
VMware Inc, Cl A *	16,249	2,029
Vontier Corp	253,262	6,924
Xerox Holdings Corp	58,641	903
Zebra Technologies Corp, Cl A *	7,469	2,375

		363,593
Materials — 4.2%
Air Products and Chemicals Inc	47,893	13,755
Avery Dennison Corp	4,043	723
Berry Global Group Inc	31,426	1,851
Celanese Corp, Cl A	33,158	3,611
Crown Holdings Inc	71,500	5,914
Eastman Chemical Co	73,135	6,168
Huntsman Corp	161,847	4,428
International Flavors & Fragrances Inc	15,501	1,426
International Paper Co	39,192	1,413
Linde PLC	27,030	9,608
Louisiana-Pacific Corp	35,915	1,947
LyondellBasell Industries NV, Cl A	3,410	320
Martin Marietta Materials Inc, Cl A	4,215	1,497
Mosaic Co/The	15,728	722
Newmont Corp	50,822	2,491
O-I Glass Inc, Cl I *	44,115	1,002
Reliance Steel & Aluminum Co	8,194	2,104
Sherwin-Williams Co/The, Cl A	8,943	2,010

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Steel Dynamics Inc	9,490	$1,073
Sylvamo Corp	61,164	2,829
Vulcan Materials Co	39,159	6,718
Westrock Co	8,670	264

		71,874
Real Estate — 2.6%
American Homes 4 Rent, Cl A ‡	254,955	8,018
American Tower Corp, Cl A ‡	55,725	11,387
Crown Castle Inc ‡	70,972	9,499
Extra Space Storage Inc ‡	39,044	6,362
Howard Hughes Corp/The *	35,813	2,865
Omega Healthcare Investors Inc ‡	57,992	1,590
Prologis Inc ‡	20,464	2,553
Sabra Health Care Inc ‡	73,150	841
Service Properties Trust ‡	140,154	1,396

		44,511
Utilities — 2.1%
CMS Energy Corp	51,784	3,178
Edison International	104,559	7,381
FirstEnergy Corp	180,214	7,219
NRG Energy Inc	66,137	2,268
PPL Corp	319,532	8,880
UGI Corp	103,502	3,598

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	114,510	$2,748

		35,272
Total Common Stock
(Cost $1,131,361) ($ Thousands)		1,678,527

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
4.740% **†(B)	14,986,752	14,992

Total Affiliated Partnership
(Cost $14,990) ($ Thousands)		14,992

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	15,448,985	15,449

Total Cash Equivalent
(Cost $15,449) ($ Thousands)		15,449

Total Investments in Securities — 100.7%
(Cost $1,161,800) ($ Thousands)		$1,708,968

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	69	Jun-2023	$13,740	$14,275	$535
S&P Mid Cap 400 Index E-MINI	5	Jun-2023	1,219	1,265	46
			$14,959	$15,540	$581

Percentages are based on Net Assets of $1,696,899 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $14,992 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,678,527	–	–	1,678,527
Affiliated Partnership	–	14,992	–	14,992
Cash Equivalent	15,449	–	–	15,449
Total Investments in Securities	1,693,976	14,992	–	1,708,968

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	581	–	–	581
Total Other Financial Instruments	581	–	–	581

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,266	$23,436	$(9,703)	$(4)	$(3)	$14,992	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,252	194,930	(194,733)	—	—	15,449	309	—
Totals	$16,518	$218,366	$(204,436)	$(4)	$(3)	$30,441	$311	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Value Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 7.7%
Alphabet Inc, Cl A *	36,224	$3,758
AT&T Inc	1,216,008	23,408
BCE Inc	272,263	12,195
Comcast Corp, Cl A	445,242	16,879
Fox Corp, Cl A	114,572	3,901
Meta Platforms Inc, Cl A *	66,365	14,066
Nexstar Media Group Inc, Cl A	7,601	1,312
Omnicom Group Inc	9,242	872
Paramount Global, Cl B	76,913	1,716
TEGNA Inc	131,658	2,226
T-Mobile US Inc *	50,440	7,306
Verizon Communications Inc	174,796	6,798
Walt Disney Co/The *	70,190	7,028
Warner Bros Discovery Inc *	71,996	1,087

		102,552
Consumer Discretionary — 6.6%
Autoliv Inc	22,443	2,095
Best Buy Co Inc	56,534	4,425
Bloomin' Brands Inc	59,763	1,533
BorgWarner Inc	24,610	1,209
Carnival Corp *	171,400	1,740
Dick's Sporting Goods Inc	18,515	2,627
Dillard's Inc, Cl A	7,538	2,319
eBay Inc	41,518	1,842
Foot Locker Inc, Cl A	44,858	1,781
Ford Motor Co	185,547	2,338
General Motors Co	256,100	9,394
Genuine Parts Co	109,501	18,321
Goodyear Tire & Rubber Co/The *	230,109	2,536
Harley-Davidson Inc, Cl A	31,143	1,182
Kohl's Corp	33,830	796
Lennar Corp, Cl A	9,612	1,010
Lithia Motors Inc, Cl A	9,683	2,217
Lowe's Cos Inc	46,949	9,388

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magna International Inc, Cl A	27,465	$1,471
NVR Inc *	114	635
Penske Automotive Group Inc, Cl A	10,242	1,452
PulteGroup Inc	104,103	6,067
PVH Corp	26,398	2,354
Royal Caribbean Cruises Ltd *	20,285	1,325
Thor Industries Inc	20,376	1,623
Whirlpool Corp	17,096	2,257
Williams-Sonoma Inc	33,785	4,110

		88,047
Consumer Staples — 9.2%
Altria Group Inc	207,317	9,250
Archer-Daniels-Midland Co	11,947	952
Conagra Brands Inc	146,906	5,518
Diageo PLC ADR	37,752	6,840
Ingredion Inc	79,830	8,121
J M Smucker Co/The	17,549	2,762
Kimberly-Clark Corp	77,089	10,347
Kraft Heinz Co/The	56,221	2,174
Kroger Co/The	347,326	17,147
Molson Coors Beverage Co, Cl B	104,071	5,378
Philip Morris International Inc	156,341	15,204
Target Corp, Cl A	94,360	15,629
Tyson Foods Inc, Cl A	158,338	9,393
Unilever PLC ADR	172,247	8,945
Walgreens Boots Alliance Inc	134,840	4,663

		122,323
Energy — 7.7%
APA Corp	43,986	1,586
BP PLC ADR	119,233	4,524
Canadian Natural Resources Ltd	33,334	1,845
Chevron Corp	148,216	24,183
ConocoPhillips	177,827	17,642
Devon Energy Corp	36,246	1,834
Exxon Mobil Corp	273,934	30,040
HF Sinclair Corp	30,151	1,459
Marathon Oil Corp	48,813	1,169
Marathon Petroleum Corp	68,784	9,274
Phillips 66	15,015	1,522
Shell PLC ADR	61,589	3,544
Valero Energy Corp	26,222	3,661

		102,283
Financials — 17.9%
Aflac Inc	86,434	5,577
Ally Financial Inc	31,400	800
American Financial Group Inc/OH	20,349	2,472
Ameriprise Financial Inc	21,678	6,644
Annaly Capital Management Inc ‡	66,321	1,267
Bank of America Corp	623,733	17,839
Bank of New York Mellon Corp/The	191,211	8,689
Berkshire Hathaway Inc, Cl B *	39,144	12,086

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	28,002	$2,693
Charles Schwab Corp/The	43,038	2,254
Chubb Ltd	85,357	16,575
Citigroup Inc	544,061	25,511
Citizens Financial Group Inc	104,794	3,183
Discover Financial Services	35,862	3,544
Fifth Third Bancorp	113,014	3,011
First American Financial Corp	19,225	1,070
Global Payments Inc	34,526	3,634
Goldman Sachs Group Inc/The	6,327	2,069
Hartford Financial Services Group Inc/The	40,505	2,823
JPMorgan Chase & Co	171,797	22,387
KeyCorp	125,944	1,577
Lincoln National Corp	49,895	1,121
MetLife Inc	85,353	4,945
Morgan Stanley	194,327	17,062
New York Community Bancorp Inc	533,663	4,824
Principal Financial Group Inc, Cl A	4,436	330
Prudential Financial Inc	15,906	1,316
Radian Group Inc	78,204	1,728
Regions Financial Corp	201,984	3,749
Reinsurance Group of America Inc, Cl A	21,858	2,902
State Street Corp	47,517	3,597
Synchrony Financial	153,808	4,473
T Rowe Price Group Inc	6,272	708
Travelers Cos Inc/The	48,773	8,360
Truist Financial Corp	211,571	7,215
Unum Group	58,479	2,313
Voya Financial Inc	94,607	6,761
Wells Fargo & Co	377,180	14,099
Willis Towers Watson PLC	16,379	3,806
Zions Bancorp NA (A)	79,407	2,377

		237,391
Health Care — 16.2%
AbbVie Inc	22,361	3,564
Amgen Inc, Cl A	22,684	5,484
AstraZeneca PLC ADR	54,158	3,759
Baxter International Inc	27,948	1,134
Biogen Inc *	10,497	2,918
Bristol-Myers Squibb Co	183,512	12,719
Cardinal Health Inc	69,526	5,249
Cigna Group/The	22,581	5,770
CVS Health Corp	181,962	13,522
DaVita Inc *	25,118	2,037
DENTSPLY SIRONA Inc	115,297	4,529
Gilead Sciences Inc	114,091	9,466
GSK PLC ADR	98,291	3,497
HCA Healthcare Inc	16,836	4,439
Hologic Inc *	17,032	1,375
Horizon Therapeutics Plc *	42,242	4,610
Jazz Pharmaceuticals PLC *	41,808	6,118
Johnson & Johnson	142,804	22,135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	28,734	$2,372
McKesson Corp	28,817	10,260
Medtronic PLC	182,215	14,690
Merck & Co Inc	276,116	29,376
Novartis AG ADR	100,888	9,282
Organon & Co	65,898	1,550
Pfizer Inc	713,334	29,104
Syneos Health Inc, Cl A *	71,479	2,546
Viatris Inc, Cl W	405,459	3,901

		215,406
Industrials — 10.5%
AerCap Holdings NV *	77,499	4,358
AGCO Corp	31,476	4,256
Alaska Air Group Inc *	72,619	3,047
Allison Transmission Holdings Inc	68,559	3,102
Cummins Inc	28,130	6,719
Delta Air Lines Inc, Cl A *	130,072	4,542
Expeditors International of Washington Inc	7,871	867
FedEx Corp	39,365	8,994
General Dynamics Corp	60,416	13,787
Hillenbrand Inc	8,094	385
Huntington Ingalls Industries Inc, Cl A	15,488	3,206
Johnson Controls International PLC	261,479	15,746
Lockheed Martin Corp	5,611	2,652
ManpowerGroup Inc	42,383	3,498
Owens Corning	35,493	3,400
PACCAR Inc	28,141	2,060
Raytheon Technologies Corp	194,355	19,033
Ryder System Inc	31,013	2,768
Siemens AG ADR	114,640	9,280
Snap-on Inc	18,096	4,468
Textron Inc	56,910	4,020
Timken Co/The	50,058	4,091
United Airlines Holdings Inc *	38,423	1,700
United Parcel Service Inc, Cl B	68,760	13,339

		139,318
Information Technology — 9.8%
Amdocs Ltd	68,616	6,589
Amkor Technology Inc	102,883	2,677
Applied Materials Inc	28,754	3,532
Arrow Electronics Inc, Cl A *	43,920	5,484
Broadcom Inc	23,152	14,853
Cirrus Logic Inc *	17,288	1,891
Cisco Systems Inc	349,960	18,294
Cognizant Technology Solutions Corp, Cl A	18,994	1,157
Dell Technologies Inc, Cl C	22,376	900
DXC Technology Co *	76,611	1,958
Hewlett Packard Enterprise Co	292,631	4,662
HP Inc	292,652	8,589
Intel Corp	562,549	18,378
International Business Machines Corp	26,606	3,488

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jabil Inc	72,955	$6,432
Micron Technology Inc	65,413	3,947
Microsoft Corp	31,115	8,970
Oracle Corp, Cl B	34,542	3,210
Seagate Technology Holdings PLC	34,718	2,296
Teradyne Inc	55,447	5,961
Vontier Corp	159,939	4,373
Zebra Technologies Corp, Cl A *	5,903	1,877

		129,518
Materials — 5.1%
Berry Global Group Inc	26,280	1,548
Celanese Corp, Cl A	20,666	2,250
Crown Holdings Inc	47,060	3,892
Dow Inc	320,918	17,593
Eastman Chemical Co	55,322	4,666
Huntsman Corp	146,520	4,009
International Paper Co	111,708	4,028
Louisiana-Pacific Corp	56,701	3,074
LyondellBasell Industries NV, Cl A	44,349	4,164
Mosaic Co/The	52,568	2,412
Newmont Corp	65,956	3,233
O-I Glass Inc, Cl I *	64,028	1,454
Reliance Steel & Aluminum Co	30,848	7,920
Steel Dynamics Inc	47,842	5,409
Sylvamo Corp	16,541	765
Westrock Co	60,481	1,843

		68,260
Real Estate — 3.0%
Boston Properties Inc ‡	88,658	4,798
Healthpeak Properties Inc ‡	453,779	9,969
Host Hotels & Resorts Inc ‡	123,322	2,034
Howard Hughes Corp/The *	41,684	3,335
Jones Lang LaSalle Inc *	2,215	322
Omega Healthcare Investors Inc ‡	117,830	3,230
Sabra Health Care REIT Inc ‡	143,789	1,654

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Properties Trust ‡	89,985	$896
Simon Property Group Inc ‡	18,224	2,040
VICI Properties Inc, Cl A ‡	340,826	11,118

		39,396
Utilities — 5.0%
Duke Energy Corp	145,181	14,005
Edison International	113,921	8,042
FirstEnergy Corp	188,154	7,537
NextEra Energy Inc	234,869	18,104
NRG Energy Inc	150,729	5,168
UGI Corp	253,874	8,825
Vistra Corp	200,451	4,811

		66,492
Total Common Stock
(Cost $964,814) ($ Thousands)		1,310,986

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
4.740% **†(B)	4,913,803	4,914

Total Affiliated Partnership
(Cost $4,915) ($ Thousands)		4,914

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	12,440,457	12,440

Total Cash Equivalent
(Cost $12,440) ($ Thousands)		12,440

Total Investments in Securities — 100.0%
(Cost $982,169) ($ Thousands)		$1,328,340

A list of the open futures contracts held at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	32	Jun-2023	$6,389	$6,620	$231
S&P Mid Cap 400 Index E-MINI	15	Jun-2023	3,661	3,795	134
			$10,050	$10,415	$365

SEI Institutional Managed Trust

Percentages are based on Net Assets of $1,327,862 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $4,914 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,310,986	–	–	1,310,986
Affiliated Partnership	–	4,914	–	4,914
Cash Equivalent	12,440	–	–	12,440
Total Investments in Securities	1,323,426	4,914	–	1,328,340

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	365	–	–	365
Total Other Financial Instruments	365	–	–	365

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$15,770	$46,285	$(57,144)	$2	$1	$4,914	$36	$2
SEI Daily Income Trust, Government Fund, Institutional Class	16,000	133,541	(137,101)	—	—	12,440	251	—
Totals	$31,770	$179,826	$(194,245)	$2	$1	$17,354	$287	$2

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 7.8%
Alphabet Inc, Cl A *	305,521	$31,692
Alphabet Inc, Cl C *	291,080	30,272
Interpublic Group of Cos Inc/The	5,517	205
Liberty Media Corp-Liberty Formula One, Cl C *	119,488	8,941
Live Nation Entertainment Inc *	80,442	5,631
Meta Platforms Inc, Cl A *	52,953	11,223
Netflix Inc *	24,802	8,569
Omnicom Group Inc	10,519	992
T-Mobile US Inc *	25,964	3,761
Trade Desk Inc/The, Cl A *	89,812	5,470
Walt Disney Co/The *	3,670	368
World Wrestling Entertainment Inc, Cl A	11,987	1,094

		108,218
Consumer Discretionary — 13.4%
Airbnb Inc, Cl A *	1,684	209
Amazon.com Inc, Cl A *	568,799	58,751
AutoZone Inc *	10,177	25,017
Booking Holdings Inc *	599	1,589
Choice Hotels International Inc	1,628	191
Deckers Outdoor Corp *	475	213
Dick's Sporting Goods Inc	1,447	205
eBay Inc	4,082	181
Five Below Inc *	1,032	213
Genuine Parts Co	10,431	1,745
Grand Canyon Education Inc *	1,871	213
H&R Block Inc	13,227	466
Home Depot Inc/The	35,275	10,411
LKQ Corp	3,678	209
Lowe's Cos Inc	69,965	13,991
Lululemon Athletica Inc *	630	229
Marriott International Inc/MD, Cl A	41,075	6,820
McDonald's Corp	12,195	3,410
MercadoLibre Inc *	2,911	3,837

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MGM Resorts International *	207,574	$9,220
NIKE Inc, Cl B	41,733	5,118
O'Reilly Automotive Inc *	4,451	3,779
Tapestry Inc	4,909	212
Tempur Sealy International Inc	5,173	204
Tesla Inc *	114,397	23,733
TJX Cos Inc/The	148,505	11,637
Trip.com Group Ltd ADR *	89,186	3,360
Ulta Beauty Inc *	406	222
Williams-Sonoma Inc	1,692	206
Yum! Brands Inc	1,539	203

		185,794
Consumer Staples — 5.3%
Altria Group Inc	23	1
BJ's Wholesale Club Holdings Inc *	1,343	102
Bunge Ltd	74,082	7,077
Colgate-Palmolive Co	99,839	7,503
Costco Wholesale Corp	24,528	12,187
General Mills Inc	24,235	2,071
Hershey Co/The	53,638	13,646
Lamb Weston Holdings Inc	8,611	900
PepsiCo Inc	126,633	23,085
Performance Food Group Co *	3,396	205
Procter & Gamble Co/The	51,969	7,727

		74,504
Energy — 2.4%
Cheniere Energy Inc	19,669	3,100
Chevron Corp	10,356	1,690
ConocoPhillips	35,268	3,499
EOG Resources Inc	101,428	11,626
Exxon Mobil Corp	14,681	1,610
Schlumberger NV, Cl A	229,508	11,269

		32,794
Financials — 9.0%
Apollo Global Management Inc	2,808	177
CME Group Inc, Cl A	54,686	10,474
FactSet Research Systems Inc	23,882	9,913
JPMorgan Chase & Co	7,680	1,001
LPL Financial Holdings Inc	20,472	4,144
Mastercard Inc, Cl A	71,392	25,945
Moody's Corp	44,675	13,671
MSCI Inc, Cl A	24,877	13,923
PayPal Holdings Inc *	25,018	1,900
Progressive Corp/The	6,747	965
S&P Global Inc	29,549	10,188
Shift4 Payments Inc, Cl A *	3,246	246
Unum Group	42,974	1,700
Visa Inc, Cl A	111,971	25,245
W R Berkley Corp	106,990	6,661

		126,153

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 12.1%
AbbVie Inc	78,624	$12,530
Acadia Healthcare Co Inc, Cl A *	112,809	8,150
AstraZeneca PLC ADR	42,107	2,923
Becton Dickinson & Co	19,601	4,852
Biogen Inc *	10,027	2,788
Boston Scientific Corp *	60,316	3,018
Cardinal Health Inc	2,614	197
Charles River Laboratories International Inc *	5,103	1,030
Danaher Corp, Cl A	53,479	13,479
Eli Lilly & Co	25,889	8,891
Gilead Sciences Inc	12,470	1,035
Humana Inc	20,491	9,948
Incyte Corp *	2,512	181
Johnson & Johnson	74,128	11,490
McKesson Corp	46,355	16,505
Merck & Co Inc	44,718	4,757
Mettler-Toledo International Inc *	3,304	5,056
Natera Inc *	204,575	11,358
Prometheus Biosciences Inc *	31,254	3,354
Thermo Fisher Scientific Inc	356	205
TransMedics Group Inc *	46,400	3,514
UnitedHealth Group Inc	80,380	37,987
Vertex Pharmaceuticals Inc *	18,383	5,792
Waters Corp *	291	90

		169,130
Industrials — 8.2%
Builders FirstSource Inc *	2,387	212
Carrier Global Corp	209,480	9,584
Caterpillar Inc, Cl A	11,646	2,665
Deere & Co	458	189
Eaton Corp PLC	63,165	10,823
General Dynamics Corp	27,835	6,352
GFL Environmental Inc	85,659	2,950
Graco Inc	143,435	10,472
Hubbell Inc, Cl B	421	102
Middleby Corp/The *	51,098	7,491
nVent Electric PLC	4,521	194
Otis Worldwide Corp	108,620	9,167
Parker-Hannifin Corp, Cl A	6,551	2,202
Paychex Inc	20,540	2,354
Tetra Tech Inc	35,198	5,171
Trane Technologies PLC	9,117	1,677
TransDigm Group Inc *	23,156	17,067
Uber Technologies Inc *	229,081	7,262
Union Pacific Corp	34,255	6,894
Waste Management Inc	34,717	5,665
WESCO International Inc	1,383	214
Westinghouse Air Brake Technologies Corp	56,071	5,667
WillScot Mobile Mini Holdings Corp, Cl A *	4,344	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WW Grainger Inc	299	$206

		114,784
Information Technology — 37.7%
Adobe Inc *	36,710	14,147
Advanced Micro Devices Inc *	99,468	9,749
Allegro MicroSystems Inc *	4,527	217
Analog Devices Inc	66,281	13,072
Apple Inc	733,739	120,993
Applied Materials Inc	79,121	9,718
Arista Networks Inc *	67,318	11,300
Broadcom Inc	21,517	13,804
Cadence Design Systems Inc *	21,585	4,535
Datadog Inc, Cl A *	97,799	7,106
Dropbox Inc, Cl A *	19,706	426
Enphase Energy Inc *	11,125	2,339
Fair Isaac Corp *	2,282	1,604
First Solar Inc *	36,224	7,879
Fortinet Inc *	69,634	4,628
Gartner Inc *	600	195
Intuit Inc	60,488	26,967
Jabil Inc	49,341	4,350
Keysight Technologies Inc *	9,106	1,470
KLA Corp	2,291	914
Lattice Semiconductor Corp *	2,775	265
Manhattan Associates Inc *	772	120
Marvell Technology Inc	198,585	8,599
Microchip Technology Inc	88,488	7,413
Microsoft Corp	550,121	158,600
Monolithic Power Systems Inc	2,523	1,263
New Relic Inc *	2,690	203
NVIDIA Corp	167,395	46,497
ON Semiconductor Corp *	129,764	10,682
Oracle Corp, Cl B	124,059	11,528
Palo Alto Networks Inc *	49,938	9,975
Paylocity Holding Corp *	1,274	253
Pure Storage Inc, Cl A *	76,360	1,948
ServiceNow Inc *	26,921	12,511
VeriSign Inc *	930	197

		525,467
Materials — 3.2%
Ball Corp	32,993	1,818
Linde PLC	41,809	14,860
Martin Marietta Materials Inc, Cl A	24,759	8,791
Reliance Steel & Aluminum Co	2,087	536
Sherwin-Williams Co/The, Cl A	45,748	10,283
Steel Dynamics Inc	75,818	8,572

		44,860

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.0%
Gaming and Leisure Properties Inc ‡	3,710	$193

Total Common Stock
(Cost $721,542) ($ Thousands)		1,381,897

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.740% **†(A)	11,252	11

Total Affiliated Partnership
(Cost $11) ($ Thousands)		11

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	14,381,242	$14,381

Total Cash Equivalent
(Cost $14,381) ($ Thousands)		14,381

Total Investments in Securities — 100.1%
(Cost $735,934) ($ Thousands)		$1,396,289

A list of the open futures contracts held at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	45	Jun-2023	$9,110	$9,310	$200

Percentages are based on Net Assets of $1,395,445 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan (see Note 12).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,381,897	–	–	1,381,897
Affiliated Partnership	–	11	–	11
Cash Equivalent	14,381	–	–	14,381
Total Investments in Securities	1,396,278	11	–	1,396,289

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	200	–	–	200
Total Other Financial Instruments	200	–	–	200

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023, ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$45	$6,588	$(6,621)	$(1)	$—	$11	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,898	113,268	(112,785)	—	—	14,381	193	—
Totals	$13,943	$119,856	$(119,406)	$(1)	$—	$14,392	$202	$—

SEI Institutional Managed Trust

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contract, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 7.8%
Activision Blizzard Inc	20,881	$1,787
Alphabet Inc, Cl A *	161,181	16,719
Alphabet Inc, Cl C *	140,172	14,578
Altice USA Inc, Cl A *	5,800	20
AMC Entertainment Holdings Inc, Cl A *(A)	13,800	69
AT&T Inc	192,001	3,696
Cable One Inc	138	97
Charter Communications Inc, Cl A *	2,772	991
Comcast Corp, Cl A	112,176	4,252
DISH Network Corp, Cl A *	6,511	61
Electronic Arts Inc	7,306	880
Fox Corp, Cl A	7,731	263
Fox Corp, Cl B	3,700	116
Frontier Communications Parent Inc *	6,600	150
IAC Inc *	1,998	103
Interpublic Group of Cos Inc/The	10,400	387
Liberty Broadband Corp, Cl A *	500	41
Liberty Broadband Corp, Cl C *	3,158	258
Liberty Media Corp-Liberty Formula One, Cl A *	500	34
Liberty Media Corp-Liberty Formula One, Cl C *	5,400	404
Liberty Media Corp-Liberty SiriusXM *	6,198	174
Live Nation Entertainment Inc *	4,190	293
Lumen Technologies Inc	27,095	72
Madison Square Garden Sports Corp *	496	97
Match Group Inc *	7,499	288
Meta Platforms Inc, Cl A *	59,628	12,637
Netflix Inc *	11,677	4,034
New York Times Co/The, Cl A	4,312	168
News Corp, Cl A	10,300	178
News Corp, Cl B	3,200	56
Nexstar Media Group Inc, Cl A	1,000	173

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omnicom Group Inc	5,426	$512
Paramount Global, Cl A	219	6
Paramount Global, Cl B	15,453	345
Pinterest Inc, Cl A *	15,976	436
Playtika Holding Corp *	2,637	30
ROBLOX Corp, Cl A *	12,100	544
Roku Inc, Cl A *	3,345	220
Sirius XM Holdings Inc (A)	18,618	74
Spotify Technology SA *	3,760	502
Take-Two Interactive Software Inc, Cl A *	4,404	525
T-Mobile US Inc *	15,714	2,276
Trade Desk Inc/The, Cl A *	11,851	722
TripAdvisor Inc *	2,600	52
Verizon Communications Inc	112,679	4,382
Walt Disney Co/The *	48,844	4,891
Warner Bros Discovery Inc *	63,520	959
World Wrestling Entertainment Inc, Cl A	1,200	109
ZoomInfo Technologies Inc, Cl A *	7,400	183
		79,844
Consumer Discretionary — 10.2%
ADT Inc	5,828	42
Advance Auto Parts Inc	1,617	197
Airbnb Inc, Cl A *	10,100	1,256
Amazon.com Inc, Cl A *	238,105	24,594
Aptiv PLC *	7,253	814
Aramark	6,191	222
AutoNation Inc *	894	120
AutoZone Inc *	517	1,271
Bath & Body Works Inc	6,100	223
Best Buy Co Inc	5,380	421
Booking Holdings Inc *	1,039	2,756
BorgWarner Inc	6,200	304
Boyd Gaming Corp	2,100	135
Bright Horizons Family Solutions Inc *	1,500	115
Brunswick Corp/DE	1,900	156
Burlington Stores Inc *	1,753	354
Caesars Entertainment Inc *	5,600	273
Capri Holdings Ltd *	3,300	155
CarMax Inc *	4,200	270
Carnival Corp *	25,927	263
Carter's Inc	1,000	72
Carvana Co, Cl A *(A)	2,868	28
Chipotle Mexican Grill Inc, Cl A *	739	1,262
Choice Hotels International Inc	828	97
Churchill Downs Inc	961	247
Columbia Sportswear Co	1,000	90
Darden Restaurants Inc	3,299	512
Deckers Outdoor Corp *	701	315
Dick's Sporting Goods Inc	1,392	198
Domino's Pizza Inc	960	317
DoorDash Inc, Cl A *	6,664	424
DR Horton Inc	8,438	824

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DraftKings Inc, Cl A *	9,300	$180
eBay Inc	14,606	648
Etsy Inc *	3,404	379
Expedia Group Inc *	3,924	381
Five Below Inc *	1,483	305
Floor & Decor Holdings Inc, Cl A *	2,800	275
Ford Motor Co	105,385	1,328
GameStop Corp, Cl A *(A)	7,200	166
Gap Inc/The	5,300	53
Garmin Ltd	4,157	420
General Motors Co	37,349	1,370
Gentex Corp	6,235	175
Genuine Parts Co	3,676	615
Grand Canyon Education Inc *	800	91
H&R Block Inc	4,200	148
Hanesbrands Inc	9,000	47
Harley-Davidson Inc, Cl A	3,600	137
Hasbro Inc	3,502	188
Hilton Worldwide Holdings Inc	6,984	984
Home Depot Inc/The	27,346	8,070
Hyatt Hotels Corp, Cl A *	1,294	145
Kohl's Corp	3,025	71
Las Vegas Sands Corp *	8,846	508
Lear Corp	1,594	222
Leggett & Platt Inc	3,600	115
Lennar Corp, Cl A	6,689	703
Lennar Corp, Cl B	450	40
Leslie's Inc *	4,400	48
Lithia Motors Inc, Cl A	730	167
LKQ Corp	6,688	380
Lowe's Cos Inc	16,226	3,245
Lucid Group Inc *(A)	15,600	125
Lululemon Athletica Inc *	2,993	1,090
Macy's Inc	7,100	124
Marriott International Inc/MD, Cl A	7,055	1,171
Marriott Vacations Worldwide Corp	1,000	135
Mattel Inc *	9,300	171
McDonald's Corp	19,761	5,525
MGM Resorts International *	8,553	380
Mister Car Wash Inc *	2,100	18
Mohawk Industries Inc *	1,432	144
Newell Brands Inc, Cl B	10,070	125
NIKE Inc, Cl B	32,244	3,954
Nordstrom Inc	3,000	49
Norwegian Cruise Line Holdings Ltd *	11,363	153
NVR Inc *	75	418
Ollie's Bargain Outlet Holdings Inc *	1,661	96
O'Reilly Automotive Inc *	1,650	1,401
Peloton Interactive Inc, Cl A *	7,927	90
Penn Entertainment Inc *	4,200	125
Penske Automotive Group Inc, Cl A	700	99
Petco Health & Wellness Co Inc, Cl A *	2,300	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Planet Fitness Inc, Cl A *	2,200	$171
Polaris Inc	1,531	169
Pool Corp	1,021	350
PulteGroup Inc	6,100	356
PVH Corp	1,749	156
QuantumScape Corp, Cl A *(A)	6,600	54
Ralph Lauren Corp, Cl A	1,084	126
RH *	453	110
Rivian Automotive Inc, Cl A *	13,700	212
Ross Stores Inc	9,144	970
Royal Caribbean Cruises Ltd *	5,923	387
Service Corp International/US	4,000	275
Six Flags Entertainment Corp *	2,100	56
Skechers USA Inc, Cl A *	3,653	174
Starbucks Corp	30,701	3,197
Tapestry Inc	6,408	276
Tempur Sealy International Inc	4,400	174
Tesla Inc *	69,224	14,361
Thor Industries Inc	1,400	112
TJX Cos Inc/The	31,159	2,442
Toll Brothers Inc	2,900	174
TopBuild Corp *	858	179
Tractor Supply Co	2,901	682
Travel + Leisure Co	2,063	81
Ulta Beauty Inc *	1,378	752
Under Armour Inc, Cl A *	4,815	46
Under Armour Inc, Cl C *	5,600	48
Vail Resorts Inc	1,070	250
VF Corp	9,364	215
Victoria's Secret & Co *	2,266	77
Wayfair Inc, Cl A *	2,023	69
Wendy's Co/The	4,600	100
Whirlpool Corp	1,438	190
Williams-Sonoma Inc	1,800	219
Wyndham Hotels & Resorts Inc	2,363	160
Wynn Resorts Ltd *	2,815	315
YETI Holdings Inc *	2,300	92
Yum! Brands Inc	7,509	992
		104,114
Consumer Staples — 6.7%
Albertsons Cos Inc, Cl A	6,300	131
Altria Group Inc	48,050	2,144
Archer-Daniels-Midland Co	14,688	1,170
BJ's Wholesale Club Holdings Inc *	3,600	274
Boston Beer Co Inc/The, Cl A *	240	79
Brown-Forman Corp, Cl A	1,240	81
Brown-Forman Corp, Cl B	4,922	316
Bunge Ltd	3,700	353
Campbell Soup Co	5,200	286
Casey's General Stores Inc	996	216
Church & Dwight Co Inc	6,510	575
Clorox Co/The	3,271	518

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coca-Cola Co/The	104,576	$6,487
Colgate-Palmolive Co	22,179	1,667
Conagra Brands Inc	12,549	471
Constellation Brands Inc, Cl A	4,086	923
Costco Wholesale Corp	11,864	5,895
Coty Inc, Cl A *	9,339	113
Darling Ingredients Inc *	4,223	247
Dollar General Corp	6,045	1,272
Dollar Tree Inc *	5,556	798
Estee Lauder Cos Inc/The, Cl A	6,180	1,523
Flowers Foods Inc	4,900	134
Freshpet Inc *	1,200	79
General Mills Inc	15,861	1,355
Grocery Outlet Holding Corp *	2,300	65
Hershey Co/The	3,942	1,003
Hormel Foods Corp	7,637	305
Ingredion Inc	1,810	184
J M Smucker Co/The	2,754	433
Kellogg Co	6,785	454
Keurig Dr Pepper Inc	23,085	814
Kimberly-Clark Corp	8,990	1,207
Kraft Heinz Co/The	18,849	729
Kroger Co/The	17,688	873
Lamb Weston Holdings Inc	3,900	408
McCormick & Co Inc/MD	6,682	556
Molson Coors Beverage Co, Cl B	4,695	243
Mondelez International Inc, Cl A	36,546	2,548
Monster Beverage Corp *	19,678	1,063
Olaplex Holdings Inc *	3,500	15
PepsiCo Inc	37,030	6,751
Performance Food Group Co *	4,100	247
Philip Morris International Inc	41,563	4,042
Pilgrim's Pride Corp *	1,300	30
Post Holdings Inc *	1,507	135
Procter & Gamble Co/The	63,230	9,402
Reynolds Consumer Products Inc	1,500	41
Seaboard Corp	6	23
Spectrum Brands Holdings Inc	1,057	70
Sysco Corp, Cl A	13,663	1,055
Target Corp, Cl A	12,402	2,054
Tyson Foods Inc, Cl A	7,408	439
US Foods Holding Corp *	5,397	199
Walgreens Boots Alliance Inc	19,341	669
Walmart Inc	38,071	5,614
		68,778
Energy — 4.5%
Antero Midstream Corp	8,900	93
Antero Resources Corp *	7,700	178
APA Corp	8,600	310
Baker Hughes Co, Cl A	25,402	733
Cheniere Energy Inc	6,673	1,052
Chesapeake Energy Corp	3,200	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chevron Corp	51,833	$8,457
ConocoPhillips	32,804	3,254
Coterra Energy Inc	21,214	521
Devon Energy Corp	17,361	879
Diamondback Energy Inc, Cl A	4,829	653
DT Midstream Inc	2,506	124
Enviva Inc	800	23
EOG Resources Inc	15,682	1,798
EQT Corp	9,767	312
Exxon Mobil Corp	110,447	12,112
Halliburton Co	24,245	767
Hess Corp	7,549	999
HF Sinclair Corp	3,600	174
Kinder Morgan Inc	53,534	937
Marathon Oil Corp	16,892	405
Marathon Petroleum Corp	12,112	1,633
New Fortress Energy Inc, Cl A	1,500	44
NOV Inc	10,400	192
Occidental Petroleum Corp	21,223	1,325
ONEOK Inc	11,961	760
Ovintiv Inc	6,700	242
PDC Energy Inc, Cl A	2,300	148
Phillips 66	12,462	1,263
Pioneer Natural Resources Co	6,374	1,302
Range Resources Corp	6,200	164
Schlumberger NV, Cl A	37,875	1,860
Southwestern Energy Co *	29,800	149
Targa Resources Corp	6,100	445
Texas Pacific Land Corp	149	253
Valero Energy Corp	10,274	1,434
Vitesse Energy Inc	635	12
Williams Cos Inc/The	32,773	979
		46,229
Financials — 13.2%
Affiliated Managers Group Inc	971	138
Affirm Holdings Inc, Cl A *	6,100	69
Aflac Inc	16,346	1,055
AGNC Investment Corp ‡	14,928	150
Allstate Corp/The	7,080	785
Ally Financial Inc	7,858	200
American Express Co	15,914	2,625
American Financial Group Inc/OH	1,843	224
American International Group Inc	20,003	1,007
Ameriprise Financial Inc	2,836	869
Annaly Capital Management Inc ‡	12,593	241
Aon PLC, Cl A	5,447	1,717
Apollo Global Management Inc	13,047	824
Arch Capital Group Ltd *	9,489	644
Ares Management Corp, Cl A	4,100	342
Arthur J Gallagher & Co	5,605	1,072
Assurant Inc	1,400	168
Assured Guaranty Ltd	1,514	76

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axis Capital Holdings Ltd	2,023	$110
Bank of America Corp	188,202	5,383
Bank of Hawaii Corp	1,048	55
Bank of New York Mellon Corp/The	19,785	899
Bank OZK	2,900	99
Berkshire Hathaway Inc, Cl B *	48,320	14,920
BlackRock Inc	3,969	2,656
Blackstone Inc, Cl A	18,999	1,669
Block Inc, Cl A *	14,453	992
Blue Owl Capital Inc, Cl A	10,800	120
BOK Financial Corp	800	68
Brighthouse Financial Inc *	1,900	84
Brown & Brown Inc	6,300	362
Capital One Financial Corp	10,263	987
Carlyle Group Inc/The	5,600	174
Cboe Global Markets Inc	2,800	376
Charles Schwab Corp/The	40,727	2,133
Chubb Ltd	11,110	2,157
Cincinnati Financial Corp	4,100	460
Citigroup Inc	51,880	2,433
Citizens Financial Group Inc	13,059	397
CME Group Inc, Cl A	9,633	1,845
CNA Financial Corp	752	29
Coinbase Global Inc, Cl A *(A)	4,300	291
Columbia Banking System Inc	5,666	121
Comerica Inc	3,453	150
Commerce Bancshares Inc/MO	3,024	176
Corebridge Financial Inc	2,200	35
Credit Acceptance Corp, Cl A *	136	59
Cullen/Frost Bankers Inc	1,614	170
Discover Financial Services	7,171	709
East West Bancorp Inc	3,800	211
Equitable Holdings Inc	9,900	251
Erie Indemnity Co, Cl A	656	152
Euronet Worldwide Inc *	1,300	145
Evercore Inc, Cl A	983	113
Everest Re Group Ltd	1,016	364
Eversource Energy	9,298	728
F&G Annuities & Life Inc	476	9
FactSet Research Systems Inc	985	409
Fidelity National Financial Inc	7,010	245
Fidelity National Information Services Inc, Cl B	15,819	859
Fifth Third Bancorp	18,400	490
First American Financial Corp	2,700	150
First Citizens BancShares Inc/NC, Cl A	319	310
First Hawaiian Inc	3,500	72
First Horizon Corp	14,000	249
First Republic Bank/CA *(A)	4,873	68
Fiserv Inc, Cl A *	15,828	1,789
FleetCor Technologies Inc *	1,911	403
FNB Corp/PA	9,200	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Franklin Resources Inc	7,700	$207
Global Payments Inc	6,977	734
Globe Life Inc	2,401	264
Goldman Sachs Group Inc/The	8,740	2,859
Hanover Insurance Group Inc/The, Cl A	926	119
Hartford Financial Services Group Inc/The	8,559	596
Huntington Bancshares Inc/OH	38,338	429
Interactive Brokers Group Inc, Cl A	2,521	208
Intercontinental Exchange Inc	14,812	1,545
Invesco Ltd	10,062	165
Jack Henry & Associates Inc	1,894	285
Janus Henderson Group PLC	3,600	96
Jefferies Financial Group Inc	5,400	171
JPMorgan Chase & Co	78,145	10,183
Kemper Corp, Cl A	1,755	96
KeyCorp	24,788	310
KKR & Co Inc	15,400	809
Lazard Ltd, Cl A	2,300	76
Lincoln National Corp	4,477	101
Loews Corp	5,289	307
LPL Financial Holdings Inc	2,092	423
M&T Bank Corp	4,577	547
Markel Corp *	350	447
MarketAxess Holdings Inc	975	382
Marsh & McLennan Cos Inc	13,295	2,214
Mastercard Inc, Cl A	22,795	8,284
MetLife Inc	17,815	1,032
MGIC Investment Corp	8,200	110
Moody's Corp	4,256	1,302
Morgan Stanley	33,062	2,903
Morningstar Inc, Cl A	700	142
MSCI Inc, Cl A	2,087	1,168
Nasdaq Inc, Cl A	9,200	503
New York Community Bancorp Inc	17,900	162
Northern Trust Corp	5,550	489
Old Republic International Corp	7,500	187
OneMain Holdings Inc, Cl A	2,981	111
PacWest Bancorp (A)	3,000	29
PayPal Holdings Inc *	30,520	2,318
Pinnacle Financial Partners Inc	2,000	110
PNC Financial Services Group Inc/The	10,756	1,367
Popular Inc	1,900	109
Primerica Inc	981	169
Principal Financial Group Inc, Cl A	6,534	486
Progressive Corp/The	15,607	2,233
Prosperity Bancshares Inc	2,300	142
Prudential Financial Inc	9,862	816
Raymond James Financial Inc	5,205	485
Regions Financial Corp	25,212	468
Reinsurance Group of America Inc, Cl A	1,824	242
RenaissanceRe Holdings Ltd	1,175	235
Rithm Capital Corp ‡	11,640	93

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robinhood Markets Inc, Cl A *	14,900	$145
Rocket Cos Inc, Cl A *(A)	2,800	25
Ryan Specialty Holdings Inc, Cl A *	2,200	89
S&P Global Inc	8,651	2,983
SEI Investments Co †	2,800	161
Shift4 Payments Inc, Cl A *	1,300	99
SLM Corp	6,540	81
SoFi Technologies Inc *	21,300	129
Starwood Property Trust Inc ‡	7,600	134
State Street Corp	9,309	705
Stifel Financial Corp	2,800	165
Synchrony Financial	11,668	339
Synovus Financial Corp	3,900	120
T Rowe Price Group Inc	5,871	663
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	6,700	119
Tradeweb Markets Inc, Cl A	2,900	229
Travelers Cos Inc/The	6,270	1,075
Truist Financial Corp	35,527	1,211
Unum Group	5,275	209
Upstart Holdings Inc *(A)	2,000	32
US Bancorp	36,980	1,333
UWM Holdings Corp (A)	2,800	14
Virtu Financial Inc, Cl A	2,400	45
Visa Inc, Cl A	43,519	9,812
Voya Financial Inc	2,600	186
W R Berkley Corp	5,550	346
Webster Financial Corp	4,568	180
Wells Fargo & Co	102,715	3,840
Western Alliance Bancorp	2,800	100
Western Union Co/The	10,000	112
WEX Inc *	1,195	220
White Mountains Insurance Group Ltd	79	109
Willis Towers Watson PLC	2,904	675
Wintrust Financial Corp	1,600	117
Zions Bancorp NA	4,000	120
		134,657
Health Care — 13.8%
10X Genomics Inc, Cl A *	2,498	139
Abbott Laboratories	45,933	4,651
AbbVie Inc	47,385	7,552
Acadia Healthcare Co Inc, Cl A *	2,400	173
Agilent Technologies Inc	7,954	1,100
agilon health Inc *	5,070	120
Align Technology Inc *	2,051	685
Alnylam Pharmaceuticals Inc *	3,327	666
Amedisys Inc *	900	66
AmerisourceBergen Corp, Cl A	4,395	704
Amgen Inc, Cl A	14,345	3,468
Avantor Inc *	16,220	343
Azenta Inc *	1,900	85
Baxter International Inc	13,465	546

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Becton Dickinson & Co	7,609	$1,884
Biogen Inc *	3,859	1,073
BioMarin Pharmaceutical Inc *	4,967	483
Bio-Rad Laboratories Inc, Cl A *	556	266
Bio-Techne Corp	4,196	311
Boston Scientific Corp *	38,238	1,913
Bristol-Myers Squibb Co	57,136	3,960
Bruker Corp	2,900	229
Cardinal Health Inc	6,900	521
Catalent Inc *	4,823	317
Centene Corp *	14,681	928
Certara Inc *	3,100	75
Charles River Laboratories International Inc *	1,303	263
Chemed Corp	392	211
Cigna Group/The	7,850	2,006
Cooper Cos Inc/The, Cl A	1,268	473
CVS Health Corp	34,408	2,557
Danaher Corp, Cl A	17,334	4,369
DaVita Inc *	1,500	122
Definitive Healthcare Corp, Cl A *	600	6
DENTSPLY SIRONA Inc	5,800	228
Dexcom Inc *	10,372	1,205
Doximity Inc, Cl A *	2,900	94
Edwards Lifesciences Corp, Cl A *	16,547	1,369
Elanco Animal Health Inc *	11,877	112
Elevance Health Inc	6,432	2,958
Eli Lilly & Co	22,616	7,767
Encompass Health Corp	2,600	141
Enhabit Inc *	1,300	18
Enovis Corp *	1,366	73
Envista Holdings Corp *	4,300	176
Exact Sciences Corp *	4,700	319
Exelixis Inc *	8,200	159
GE HealthCare Technologies Inc	9,804	804
Gilead Sciences Inc	33,644	2,791
Globus Medical Inc, Cl A *	2,100	119
Guardant Health Inc *	2,609	61
HCA Healthcare Inc	5,804	1,530
Henry Schein Inc *	3,647	297
Hologic Inc *	6,600	533
Horizon Therapeutics Plc *	5,900	644
Humana Inc	3,404	1,653
ICU Medical Inc *	519	86
IDEXX Laboratories Inc *	2,155	1,078
Illumina Inc *	4,228	983
Incyte Corp *	4,843	350
Insulet Corp *	1,819	580
Integra LifeSciences Holdings Corp *	1,900	109
Intuitive Surgical Inc *	9,383	2,397
Ionis Pharmaceuticals Inc *	3,700	132
IQVIA Holdings Inc *	5,005	995

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jazz Pharmaceuticals PLC *	1,680	$246
Johnson & Johnson	70,547	10,935
Laboratory Corp of America Holdings	2,401	551
Maravai LifeSciences Holdings Inc, Cl A *	3,000	42
Masimo Corp *	1,300	240
McKesson Corp	3,642	1,297
Medtronic PLC	35,803	2,886
Merck & Co Inc	67,772	7,210
Mettler-Toledo International Inc *	593	907
Mirati Therapeutics Inc *	1,100	41
Moderna Inc *	8,881	1,364
Molina Healthcare Inc *	1,495	400
Natera Inc *	2,600	144
Neurocrine Biosciences Inc *	2,584	262
Novavax Inc *(A)	2,000	14
Novocure Ltd *	2,775	167
Oak Street Health Inc *	3,200	124
Organon & Co	6,770	159
Penumbra Inc *	900	251
PerkinElmer Inc	3,341	445
Perrigo Co PLC	3,493	125
Pfizer Inc	151,575	6,184
Premier Inc, Cl A	3,200	104
QIAGEN NV *	6,000	276
Quest Diagnostics Inc	3,000	424
QuidelOrtho Corp *	1,300	116
Regeneron Pharmaceuticals Inc *	2,813	2,311
Repligen Corp *	1,450	244
ResMed Inc	3,853	844
Royalty Pharma PLC, Cl A	10,000	360
Sarepta Therapeutics Inc *	2,300	317
Seagen Inc *	3,607	730
Sotera Health Co *	2,700	48
STERIS PLC	2,640	505
Stryker Corp	9,398	2,683
Syneos Health Inc, Cl A *	2,659	95
Tandem Diabetes Care Inc *	1,662	68
Teladoc Health Inc *	4,310	112
Teleflex Inc	1,239	314
Tenet Healthcare Corp *	2,800	166
Thermo Fisher Scientific Inc	10,447	6,021
Ultragenyx Pharmaceutical Inc *	1,700	68
United Therapeutics Corp *	1,172	263
UnitedHealth Group Inc	25,085	11,855
Universal Health Services Inc, Cl B	1,675	213
Veeva Systems Inc, Cl A *	3,768	693
Vertex Pharmaceuticals Inc *	6,796	2,141
Viatris Inc, Cl W	32,830	316
Waters Corp *	1,599	495
West Pharmaceutical Services Inc	1,928	668
Zimmer Biomet Holdings Inc	5,622	726

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoetis Inc, Cl A	12,625	$2,101

		141,297
Industrials — 9.4%
3M Co	14,752	1,551
A O Smith Corp	3,300	228
Acuity Brands Inc	819	150
Advanced Drainage Systems Inc	1,700	143
AECOM	3,500	295
AGCO Corp	1,700	230
Air Lease Corp, Cl A	2,800	110
Alaska Air Group Inc *	3,400	143
Allegion plc	2,350	251
Allison Transmission Holdings Inc	2,500	113
American Airlines Group Inc *	17,072	252
AMETEK Inc	6,183	899
Armstrong World Industries Inc	1,200	85
Automatic Data Processing Inc	11,174	2,488
Avis Budget Group Inc *	700	136
Axon Enterprise Inc *	1,843	414
AZEK Co Inc/The, Cl A *	3,000	71
Boeing Co/The *	14,838	3,152
Booz Allen Hamilton Holding Corp, Cl A	3,540	328
Broadridge Financial Solutions Inc	3,125	458
Builders FirstSource Inc *	3,900	346
BWX Technologies Inc, Cl W	2,500	158
CACI International Inc, Cl A *	592	175
Carlisle Cos Inc	1,324	299
Carrier Global Corp	22,352	1,023
Caterpillar Inc, Cl A	13,967	3,196
CH Robinson Worldwide Inc	3,155	313
ChargePoint Holdings Inc *(A)	6,800	71
Cintas Corp	2,301	1,065
Clarivate PLC *	12,400	116
Clean Harbors Inc *	1,400	200
Concentrix Corp	1,100	134
Copa Holdings SA, Cl A	733	68
Copart Inc *	11,428	859
Core & Main Inc, Cl A *	2,000	46
CoStar Group Inc *	10,900	750
Crane NXT Co	1,300	148
CSX Corp	56,300	1,686
Cummins Inc	3,744	894
Curtiss-Wright Corp	1,000	176
Deere & Co	7,262	2,998
Delta Air Lines Inc, Cl A *	17,221	601
Donaldson Co Inc, Cl A	3,300	216
Dover Corp	3,751	570
Driven Brands Holdings Inc *	1,500	45
Dun & Bradstreet Holdings Inc	6,900	81
Eaton Corp PLC	10,711	1,835
Emerson Electric Co	15,246	1,329
Equifax Inc	3,279	665

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Esab Corp	1,366	$81
Expeditors International of Washington Inc	4,300	473
Fastenal Co, Cl A	15,487	835
FedEx Corp	6,260	1,430
Flowserve Corp	3,400	116
Fortive Corp	9,559	652
Fortune Brands Innovations Inc	3,461	203
FTI Consulting Inc *	852	168
Gates Industrial Corp PLC *	2,600	36
Generac Holdings Inc *	1,700	184
General Dynamics Corp	6,555	1,496
General Electric Co	29,114	2,783
Genpact Ltd	4,900	226
Graco Inc	4,500	329
GXO Logistics Inc *	2,833	143
Hayward Holdings Inc *	2,000	23
HEICO Corp	1,150	197
HEICO Corp, Cl A	2,100	285
Hertz Global Holdings Inc *	4,900	80
Hexcel Corp, Cl A	2,200	150
Honeywell International Inc	18,051	3,450
Howmet Aerospace Inc	10,000	424
Hubbell Inc, Cl B	1,405	342
Huntington Ingalls Industries Inc, Cl A	1,027	213
IDEX Corp	2,003	463
Illinois Tool Works Inc	8,189	1,994
Ingersoll Rand Inc	10,849	631
ITT Inc	2,248	194
Jacobs Solutions Inc	3,395	399
JB Hunt Transport Services Inc	2,210	388
JetBlue Airways Corp *	8,197	60
Johnson Controls International PLC	18,526	1,116
KBR Inc	3,700	204
Kirby Corp *	1,600	111
Knight-Swift Transportation Holdings Inc, Cl A	4,127	233
L3Harris Technologies Inc	5,097	1,000
Landstar System Inc	992	178
Leidos Holdings Inc	3,700	341
Lennox International Inc	878	221
Lincoln Electric Holdings Inc	1,542	261
Lockheed Martin Corp	6,088	2,878
Lyft Inc, Cl A *	8,300	77
ManpowerGroup Inc	1,388	115
Masco Corp	6,000	298
MasTec Inc *	1,600	151
Masterbrand Inc *	3,461	28
MDU Resources Group Inc	5,300	162
Mercury Systems Inc *	1,300	66
Middleby Corp/The *	1,439	211
MSA Safety Inc	958	128
MSC Industrial Direct Co Inc, Cl A	1,279	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nordson Corp	1,543	$343
Norfolk Southern Corp	6,115	1,296
Northrop Grumman Corp	3,831	1,769
nVent Electric PLC	4,400	189
Old Dominion Freight Line Inc, Cl A	2,670	910
Oshkosh Corp	1,800	150
Otis Worldwide Corp	11,226	947
Owens Corning	2,460	236
PACCAR Inc	13,782	1,009
Parker-Hannifin Corp, Cl A	3,456	1,162
Paychex Inc	8,690	996
Pentair PLC	4,400	243
Plug Power Inc *	13,800	162
Quanta Services Inc	3,800	633
Raytheon Technologies Corp	39,397	3,858
Regal Rexnord Corp	1,700	239
Republic Services Inc	5,546	750
Ritchie Bros Auctioneers Inc	1,890	106
Robert Half International Inc	2,800	226
Rockwell Automation Inc	3,049	895
Rollins Inc	6,100	229
RXO Inc *	2,733	54
Ryder System Inc	1,300	116
Schneider National Inc, Cl B	1,500	40
Science Applications International Corp	1,500	161
Sensata Technologies Holding PLC	4,100	205
SiteOne Landscape Supply Inc *	1,152	158
Snap-on Inc	1,379	340
Southwest Airlines Co, Cl A	16,044	522
Spirit AeroSystems Holdings Inc, Cl A	2,700	93
SS&C Technologies Holdings Inc	5,900	333
Stanley Black & Decker Inc	3,957	319
Stericycle Inc, Cl A *	2,400	105
Sunrun Inc *	5,409	109
Tetra Tech Inc	1,400	206
Textron Inc	5,638	398
Timken Co/The	1,600	131
Toro Co/The	2,800	311
Trane Technologies PLC	6,120	1,126
TransDigm Group Inc *	1,325	977
TransUnion	5,100	317
Trex Co Inc *	2,900	141
Uber Technologies Inc *	51,429	1,630
U-Haul Holding Co *	237	14
U-Haul Holding Co, Cl B	2,133	111
Union Pacific Corp	16,436	3,308
United Airlines Holdings Inc *	8,773	388
United Parcel Service Inc, Cl B	19,720	3,825
United Rentals Inc	1,888	747
Univar Solutions Inc *	4,200	147
Valmont Industries Inc	559	178
Verisk Analytics Inc, Cl A	4,149	796

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vertiv Holdings Co, Cl A	7,900	$113
Waste Management Inc	10,950	1,787
Watsco Inc	876	279
WESCO International Inc	1,200	185
Westinghouse Air Brake Technologies Corp	4,866	492
WillScot Mobile Mini Holdings Corp, Cl A *	5,500	258
Woodward Inc	1,542	150
WW Grainger Inc	1,211	834
XPO Inc *	2,733	87
Xylem Inc/NY	4,838	507

		96,240
Information Technology — 25.1%
Accenture PLC, Cl A	16,979	4,853
Adobe Inc *	12,203	4,703
Advanced Micro Devices Inc *	43,323	4,246
Akamai Technologies Inc *	4,100	321
Allegro MicroSystems Inc *	1,800	86
Alteryx Inc, Cl A *	1,636	96
Amdocs Ltd	3,200	307
Amphenol Corp, Cl A	15,732	1,286
Analog Devices Inc	13,537	2,670
ANSYS Inc *	2,275	757
Apple Inc	402,711	66,407
Applied Materials Inc	22,597	2,776
AppLovin Corp, Cl A *	6,000	94
Arista Networks Inc *	6,552	1,100
Arrow Electronics Inc, Cl A *	1,531	191
Aspen Technology Inc *	731	167
Atlassian Corp Ltd, Cl A *	3,843	658
Autodesk Inc, Cl A *	5,782	1,204
Avnet Inc	2,500	113
Bentley Systems Inc, Cl B	4,600	198
BILL Holdings Inc *	2,641	214
Black Knight Inc *	4,100	236
Broadcom Inc	10,601	6,801
Cadence Design Systems Inc *	7,302	1,534
CCC Intelligent Solutions Holdings Inc *	4,500	40
CDW Corp/DE	3,645	710
Ceridian HCM Holding Inc *	3,655	268
Ciena Corp *	3,900	205
Cirrus Logic Inc *	1,500	164
Cisco Systems Inc	110,181	5,760
Cloudflare Inc, Cl A *	7,600	469
Cognex Corp	4,700	233
Cognizant Technology Solutions Corp, Cl A	13,761	838
Coherent Corp *	3,085	117
Confluent Inc, Cl A *	3,300	79
Corning Inc, Cl B	19,714	695
Crowdstrike Holdings Inc, Cl A *	5,741	788
Datadog Inc, Cl A *	7,100	516
Dell Technologies Inc, Cl C	6,287	253
DocuSign Inc, Cl A *	5,320	310

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dolby Laboratories Inc, Cl A	1,653	$141
DoubleVerify Holdings Inc, Cl Rights *	2,300	69
Dropbox Inc, Cl A *	7,300	158
DXC Technology Co *	6,081	155
Dynatrace Inc *	5,700	241
Elastic NV *	2,000	116
Enphase Energy Inc *	3,540	744
Entegris Inc	4,000	328
EPAM Systems Inc *	1,492	446
F5 Inc, Cl A *	1,581	230
Fair Isaac Corp *	662	465
First Solar Inc *	2,800	609
Five9 Inc *	1,900	137
Fortinet Inc *	17,335	1,152
Gartner Inc *	2,025	660
Gen Digital Inc	14,801	254
GLOBALFOUNDRIES Inc *(A)	1,700	123
Globant SA *	1,053	173
GoDaddy Inc, Cl A *	4,225	328
Guidewire Software Inc, Cl Z *	2,182	179
Hewlett Packard Enterprise Co	34,307	547
HP Inc	26,301	772
HubSpot Inc *	1,271	545
Informatica Inc, Cl A *	900	15
Intel Corp	110,876	3,622
International Business Machines Corp	24,137	3,164
Intuit Inc	7,399	3,299
IPG Photonics Corp *	872	108
Jabil Inc	3,500	309
Jamf Holding Corp *	1,790	35
Juniper Networks Inc	8,500	293
Keysight Technologies Inc *	4,832	780
KLA Corp	3,695	1,475
Kyndryl Holdings Inc *	5,177	76
Lam Research Corp	3,607	1,912
Lattice Semiconductor Corp *	3,600	344
Littelfuse Inc	600	161
Lumentum Holdings Inc *	1,800	97
Manhattan Associates Inc *	1,705	264
Marvell Technology Inc	22,859	990
Microchip Technology Inc	14,250	1,194
Micron Technology Inc	29,073	1,754
Microsoft Corp	200,479	57,798
MKS Instruments Inc	1,500	133
MongoDB Inc, Cl A *	1,764	411
Monolithic Power Systems Inc	1,184	593
Motorola Solutions Inc	4,364	1,249
National Instruments Corp	3,527	185
nCino inc *	1,900	47
NCR Corp *	3,423	81
NetApp Inc	5,800	370
New Relic Inc *	1,400	105

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nutanix Inc, Cl A *	6,259	$163
NVIDIA Corp	63,423	17,617
Okta Inc, Cl A *	4,016	346
ON Semiconductor Corp *	11,657	960
Oracle Corp, Cl B	40,993	3,809
Palantir Technologies Inc, Cl A *	49,720	420
Palo Alto Networks Inc *	7,923	1,583
Paycom Software Inc *	1,366	415
Paycor HCM Inc *	1,400	37
Paylocity Holding Corp *	1,035	206
Pegasystems Inc	1,100	53
Procore Technologies Inc *	1,900	119
PTC Inc *	2,865	367
Pure Storage Inc, Cl A *	7,600	194
Qorvo Inc *	2,724	277
QUALCOMM Inc	30,057	3,835
RingCentral Inc, Cl A *	2,155	66
Roper Technologies Inc	2,844	1,253
Salesforce Inc *	25,804	5,155
SentinelOne Inc, Cl A *	5,300	87
ServiceNow Inc *	5,443	2,529
Skyworks Solutions Inc	4,226	499
Smartsheet Inc, Cl A *	3,500	167
Snowflake Inc, Cl A *	8,300	1,281
Splunk Inc *	4,382	420
Synopsys Inc *	4,067	1,571
TD SYNNEX Corp	1,300	126
Teledyne Technologies Inc *	1,194	534
Teradata Corp *	2,697	109
Teradyne Inc	4,254	457
Texas Instruments Inc	24,257	4,512
Thoughtworks Holding Inc *	2,400	18
Trimble Inc *	6,600	346
Twilio Inc, Cl A *	4,758	317
Tyler Technologies Inc *	1,060	376
Ubiquiti Inc	69	19
UiPath Inc, Cl A *	10,000	176
Unity Software Inc *	6,253	203
Universal Display Corp	1,142	177
VeriSign Inc *	2,448	517
Viasat Inc *	1,900	64
VMware Inc, Cl A *	5,675	709
Vontier Corp	4,063	111
Western Digital Corp *	8,492	320
Wix.com Ltd *	1,500	150
Wolfspeed Inc *	3,330	216
Workday Inc, Cl A *	5,339	1,103
Zebra Technologies Corp, Cl A *	1,384	440
Zoom Video Communications Inc, Cl A *	6,600	487
Zscaler Inc *	2,264	264

		257,079

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 2.8%
Air Products and Chemicals Inc	5,885	$1,690
Albemarle Corp	3,120	690
Alcoa Corp	4,700	200
Amcor PLC	40,100	456
AptarGroup Inc	1,800	213
Ardagh Metal Packaging SA	5,550	23
Ashland Inc	1,400	144
Avery Dennison Corp	2,166	387
Axalta Coating Systems Ltd *	6,000	182
Ball Corp	8,235	454
Berry Global Group Inc	3,177	187
Celanese Corp, Cl A	2,938	320
CF Industries Holdings Inc	5,237	380
Chemours Co/The	3,900	117
Cleveland-Cliffs Inc *	13,800	253
Corteva Inc	19,234	1,160
Crown Holdings Inc	3,100	256
Dow Inc	18,975	1,040
DuPont de Nemours Inc	12,338	885
Eagle Materials Inc	959	141
Eastman Chemical Co	3,232	273
Ecolab Inc	6,588	1,090
Element Solutions Inc	6,100	118
FMC Corp	3,410	416
Freeport-McMoRan Inc, Cl B	38,202	1,563
Ginkgo Bioworks Holdings Inc *(A)	22,000	29
Graphic Packaging Holding Co	8,300	211
Huntsman Corp	4,805	131
International Flavors & Fragrances Inc	6,869	632
International Paper Co	9,591	346
Linde PLC	13,200	4,692
Louisiana-Pacific Corp	1,900	103
LyondellBasell Industries NV, Cl A	6,861	644
Martin Marietta Materials Inc, Cl A	1,616	574
Mosaic Co/The	9,200	422
MP Materials Corp *	2,400	68
NewMarket Corp	182	66
Newmont Corp	21,255	1,042
Nucor Corp	6,841	1,057
Olin Corp	3,200	178
Packaging Corp of America	2,464	342
PPG Industries Inc	6,288	840
Reliance Steel & Aluminum Co	1,529	392
Royal Gold Inc, Cl A	1,747	227
RPM International Inc	3,400	297
Scotts Miracle-Gro Co/The, Cl A	1,077	75
Sealed Air Corp	3,900	179
Sherwin-Williams Co/The, Cl A	6,442	1,448
Silgan Holdings Inc	2,230	120
Sonoco Products Co	2,600	159
Southern Copper Corp	2,300	175

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SSR Mining Inc	5,700	$86
Steel Dynamics Inc	4,449	503
United States Steel Corp	6,200	162
Valvoline Inc	4,800	168
Vulcan Materials Co	3,539	607
Westlake Corp	932	108
Westrock Co	6,700	204

		28,925
Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	4,648	584
American Homes 4 Rent, Cl A ‡	8,200	258
American Tower Corp, Cl A ‡	12,384	2,531
Americold Realty Trust Inc ‡	7,100	202
Apartment Income REIT Corp ‡	3,965	142
AvalonBay Communities Inc ‡	3,759	632
Boston Properties Inc ‡	4,162	225
Brixmor Property Group Inc ‡	7,900	170
Camden Property Trust ‡	2,769	290
CBRE Group Inc, Cl A *	8,500	619
Cousins Properties Inc ‡	4,000	86
Crown Castle Inc ‡	11,536	1,544
CubeSmart ‡	6,100	282
Digital Realty Trust Inc, Cl A ‡	7,673	754
Douglas Emmett Inc ‡	4,500	55
EastGroup Properties Inc ‡	1,100	182
EPR Properties, Cl A ‡	1,900	72
Equinix Inc ‡	2,512	1,811
Equity LifeStyle Properties Inc ‡	4,800	322
Equity Residential ‡	9,883	593
Essex Property Trust Inc ‡	1,717	359
Extra Space Storage Inc ‡	3,540	577
Federal Realty Investment Trust ‡	2,146	212
First Industrial Realty Trust Inc ‡	3,500	186
Gaming and Leisure Properties Inc ‡	6,610	344
Healthcare Realty Trust Inc, Cl A ‡	10,300	199
Healthpeak Properties Inc ‡	14,370	316
Highwoods Properties Inc ‡	2,778	64
Host Hotels & Resorts Inc ‡	18,802	310
Howard Hughes Corp/The *	963	77
Hudson Pacific Properties Inc ‡	3,800	25
Invitation Homes Inc ‡	16,300	509
Iron Mountain Inc ‡	7,800	413
JBG SMITH Properties ‡	2,800	42
Jones Lang LaSalle Inc *	1,303	190
Kilroy Realty Corp ‡	3,100	100
Kimco Realty Corp ‡	16,005	313
Lamar Advertising Co, Cl A ‡	2,300	230
Life Storage Inc ‡	2,251	295
Medical Properties Trust Inc ‡	15,735	129
Mid-America Apartment Communities Inc ‡	3,100	468
National Retail Properties Inc ‡	4,700	207
National Storage Affiliates Trust ‡	2,300	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	6,245	$171
Opendoor Technologies Inc *	12,400	22
Park Hotels & Resorts Inc ‡	5,800	72
Prologis Inc ‡	24,712	3,083
Public Storage ‡	4,156	1,256
Rayonier Inc ‡	4,000	133
Realty Income Corp ‡	16,739	1,060
Regency Centers Corp ‡	4,600	281
Rexford Industrial Realty Inc ‡	5,300	316
SBA Communications Corp, Cl A ‡	2,837	741
Simon Property Group Inc ‡	8,735	978
SL Green Realty Corp ‡	1,830	43
Spirit Realty Capital Inc ‡	3,678	147
Sun Communities Inc ‡	3,283	463
UDR Inc ‡	8,600	353
Ventas Inc ‡	10,790	468
VICI Properties Inc, Cl A ‡	26,994	881
Vornado Realty Trust ‡	4,600	71
Welltower Inc ‡	12,700	910
WeWork Inc, Cl A *	3,500	3
Weyerhaeuser Co ‡	19,797	596
WP Carey Inc ‡	5,590	433
Zillow Group Inc, Cl A *	1,600	70
Zillow Group Inc, Cl C *	4,200	187

		29,753
Utilities — 2.6%
AES Corp/The	17,800	429
Alliant Energy Corp	6,821	364
Ameren Corp	6,925	598
American Electric Power Co Inc	13,829	1,258
American Water Works Co Inc	5,165	757
Atmos Energy Corp	3,766	423
Avangrid Inc	1,900	76
Brookfield Renewable Corp, Cl A	3,400	119
CenterPoint Energy Inc	16,855	497
CMS Energy Corp	7,710	473
Consolidated Edison Inc	9,479	907
Constellation Energy Corp	8,813	692
Dominion Energy Inc	22,402	1,252
DTE Energy Co	5,213	571
Duke Energy Corp	20,612	1,988
Edison International	10,149	716
Entergy Corp	5,489	591
Essential Utilities Inc	6,300	275
Evergy Inc	5,917	362
Exelon Corp	26,739	1,120
FirstEnergy Corp	14,500	581
Hawaiian Electric Industries Inc	2,800	107
IDACORP Inc, Cl A	1,400	152
National Fuel Gas Co	2,300	133
NextEra Energy Inc	53,255	4,105
NiSource Inc	10,900	305

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NRG Energy Inc	5,600	$192
OGE Energy Corp	5,300	200
PG&E Corp *	44,406	718
Pinnacle West Capital Corp	3,000	238
PPL Corp	19,703	548
Public Service Enterprise Group Inc	13,404	837
Sempra Energy	8,431	1,274
Southern Co/The	29,162	2,029
UGI Corp	5,530	192
Vistra Corp	10,469	251
WEC Energy Group Inc	8,484	804
Xcel Energy Inc	14,690	991

		27,125
Total Common Stock
(Cost $742,133) ($ Thousands)		1,014,041

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.740% **†(B)	1,126,575	$1,127

Total Affiliated Partnership
(Cost $1,127) ($ Thousands)		1,127

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	7,719,179	7,719

Total Cash Equivalent
(Cost $7,719) ($ Thousands)		7,719

Total Investments in Securities — 99.9%
(Cost $750,979) ($ Thousands)		$1,022,887

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	47	Jun-2023	$9,359	$9,724	$365
S&P Mid Cap 400 Index E-MINI	3	Jun-2023	741	759	18
			$10,100	$10,483	$383

Percentages are based on Net Assets of $1,023,607 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $1,127 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,014,041	–	–	1,014,041
Affiliated Partnership	–	1,127	–	1,127
Cash Equivalent	7,719	–	–	7,719
Total Investments in Securities	1,021,760	1,127	–	1,022,887

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	383	–	–	383
Total Other Financial Instruments	383	–	–	383

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Investments Co	$137	$—	$—	$—	$24	$161	$1	$—
SEI Liquidity Fund, LP	855	3,243	(2,972)	—	1	1,127	46	—
SEI Daily Income Trust, Government Fund, Institutional Class	5,327	95,573	(93,181)	—	—	7,719	151	—
Totals	$6,319	$98,816	$(96,153)	$—	$25	$9,007	$198	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 5.4%
Alphabet Inc, Cl A *	524,280	$54,383
Alphabet Inc, Cl C *	456,960	47,524
AT&T Inc	448,397	8,632
BCE Inc	199,232	8,924
Charter Communications Inc, Cl A *	12,696	4,540
Comcast Corp, Cl A	240,091	9,102
Electronic Arts Inc	44,812	5,398
Meta Platforms Inc, Cl A *	135,757	28,772
Omnicom Group Inc	70,330	6,635
Paramount Global, Cl B	301,322	6,722
TEGNA Inc	153,973	2,604
Verizon Communications Inc	97,068	3,775
Walt Disney Co/The *	197,217	19,747
Warner Bros Discovery Inc *	82,533	1,246
		208,004
Consumer Discretionary — 9.5%
Amazon.com Inc, Cl A *	368,960	38,110
AutoZone Inc *	16,513	40,591
Best Buy Co Inc	185,088	14,487
Booking Holdings Inc *	2,537	6,729
BorgWarner Inc	89,239	4,382
Brinker International Inc *	141,821	5,389
Darden Restaurants Inc	3,127	485
Dick's Sporting Goods Inc	94,331	13,385
Domino's Pizza Inc	16,892	5,572
DR Horton Inc	16,198	1,582
eBay Inc	127,055	5,637
Foot Locker Inc, Cl A	65,687	2,607
Genuine Parts Co	79,642	13,325
Goodyear Tire & Rubber Co/The *	406,438	4,479
Grand Canyon Education Inc *	9,300	1,059

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harley-Davidson Inc, Cl A	88,020	$3,342
Home Depot Inc/The	28,380	8,375
Lear Corp	45,771	6,385
Lowe's Cos Inc	328,236	65,637
Magna International Inc, Cl A	19,822	1,062
NIKE Inc, Cl B	357,743	43,874
O'Reilly Automotive Inc *	1,906	1,618
PulteGroup Inc	251,522	14,659
Ross Stores Inc	102,513	10,880
Royal Caribbean Cruises Ltd *	81,005	5,290
Starbucks Corp	68,046	7,086
TJX Cos Inc/The	374,562	29,351
TopBuild Corp *	31,775	6,614
Whirlpool Corp	59,551	7,862
		369,854
Consumer Staples — 9.0%
Altria Group Inc	257,075	11,471
Archer-Daniels-Midland Co	50,878	4,053
Coca-Cola Co/The	123,765	7,677
Conagra Brands Inc	351,277	13,194
Constellation Brands Inc, Cl A	10,975	2,479
Costco Wholesale Corp	12,956	6,437
Diageo PLC ADR	65,244	11,821
Dollar General Corp	192,477	40,509
Estee Lauder Cos Inc/The, Cl A	35,000	8,626
Hershey Co/The	26,426	6,723
Ingredion Inc	26,094	2,654
J M Smucker Co/The	115,422	18,164
Kimberly-Clark Corp	41,873	5,620
Kraft Heinz Co/The	115,076	4,450
Kroger Co/The	798,798	39,437
Lamb Weston Holdings Inc	16,377	1,712
Molson Coors Beverage Co, Cl B	246,452	12,737
Mondelez International Inc, Cl A	24,475	1,706
Monster Beverage Corp *	27,454	1,483
PepsiCo Inc	208,587	38,025
Philip Morris International Inc	317,871	30,913
Procter & Gamble Co/The	233,806	34,765
Sysco Corp, Cl A	22,279	1,721
Target Corp, Cl A	56,539	9,364
Tyson Foods Inc, Cl A	253,116	15,015
Unilever PLC ADR	162,720	8,450
Walgreens Boots Alliance Inc	99,700	3,448
Walmart Inc	43,983	6,485
		349,139
Energy — 4.4%
Canadian Natural Resources Ltd	293,668	16,255
Chevron Corp	212,408	34,656
ConocoPhillips	204,582	20,297
Devon Energy Corp	457,139	23,136
Exxon Mobil Corp	129,439	14,194

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HF Sinclair Corp	40,846	$1,976
Marathon Petroleum Corp	154,884	20,883
Phillips 66	109,951	11,147
Shell PLC ADR	66,816	3,845
Valero Energy Corp	173,346	24,199

		170,588
Financials — 17.0%
Aflac Inc	136,144	8,784
Allstate Corp/The	49,660	5,503
American Financial Group Inc/OH	11,100	1,349
Ameriprise Financial Inc	82,444	25,269
Assurant Inc	33,412	4,012
Assured Guaranty Ltd	31,872	1,602
Bank of America Corp	1,439,653	41,174
Berkshire Hathaway Inc, Cl B *	93,247	28,792
Capital One Financial Corp	43,778	4,210
Charles Schwab Corp/The	172,552	9,038
Citigroup Inc	167,922	7,874
Citizens Financial Group Inc	31,397	953
CME Group Inc, Cl A	77,815	14,903
Comerica Inc	75,804	3,291
Discover Financial Services	126,480	12,501
Everest Re Group Ltd	38,172	13,666
FactSet Research Systems Inc	11,209	4,653
Fifth Third Bancorp	501,389	13,357
Goldman Sachs Group Inc/The	21,644	7,080
Hartford Financial Services Group Inc/The	66,936	4,665
Intercontinental Exchange Inc	58,438	6,094
JPMorgan Chase & Co	444,568	57,932
KeyCorp	778,006	9,741
KKR & Co Inc	76,949	4,041
Lincoln National Corp	21,062	473
Markel Corp *	11,113	14,196
Marsh & McLennan Cos Inc	138,328	23,039
Mastercard Inc, Cl A	168,189	61,122
Moody's Corp	229,512	70,235
Morgan Stanley	311,935	27,388
MSCI Inc, Cl A	64,006	35,823
Navient Corp	263,511	4,214
PNC Financial Services Group Inc/The	36,433	4,631
Popular Inc	103,116	5,920
Progressive Corp/The	23,730	3,395
Prudential Financial Inc	17,700	1,464
Regions Financial Corp	599,114	11,120
S&P Global Inc	17,358	5,984
Travelers Cos Inc/The	119,703	20,518
Truist Financial Corp	32,333	1,103
US Bancorp	41,704	1,503
Visa Inc, Cl A	275,684	62,156
Voya Financial Inc	156,840	11,208

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wells Fargo & Co	92,870	$3,471

		659,447
Health Care — 14.9%
Abbott Laboratories	84,496	8,556
AbbVie Inc	92,048	14,670
AmerisourceBergen Corp, Cl A	137,635	22,037
Amgen Inc, Cl A	144,595	34,956
AstraZeneca PLC ADR	99,185	6,884
Becton Dickinson & Co	113,758	28,160
Biogen Inc *	23,794	6,615
Bristol-Myers Squibb Co	192,866	13,367
Cardinal Health Inc	36,074	2,724
Centene Corp *	19,739	1,248
Cigna Group/The	27,340	6,986
CVS Health Corp	379,134	28,173
Edwards Lifesciences Corp, Cl A *	61,914	5,122
Elevance Health Inc	10,844	4,986
Eli Lilly & Co	17,885	6,142
Gilead Sciences Inc	120,443	9,993
HCA Healthcare Inc	109,165	28,785
Horizon Therapeutics Plc *	70,709	7,717
Humana Inc	11,818	5,737
IDEXX Laboratories Inc *	13,235	6,618
Intuitive Surgical Inc *	21,300	5,441
Johnson & Johnson	532,816	82,586
McKesson Corp	12,923	4,601
Medtronic PLC	65,252	5,261
Merck & Co Inc	563,613	59,963
Mettler-Toledo International Inc *	28,371	43,414
Novartis AG ADR	32,225	2,965
Novo Nordisk A/S ADR	42,109	6,701
Organon & Co	26,217	617
Perrigo Co PLC	48,381	1,735
Pfizer Inc	727,201	29,670
Syneos Health Inc, Cl A *	32,178	1,146
United Therapeutics Corp *	22,931	5,136
UnitedHealth Group Inc	158,185	74,757
Veeva Systems Inc, Cl A *	4,706	865
Vertex Pharmaceuticals Inc *	2,576	812
Zoetis Inc, Cl A	38,042	6,332

		581,478
Industrials — 9.9%
AerCap Holdings NV *	20,386	1,146
AGCO Corp	52,600	7,112
Alaska Air Group Inc *	317,367	13,317
Carlisle Cos Inc	6,137	1,387
Carrier Global Corp	357,041	16,335
Caterpillar Inc, Cl A	25,261	5,781
Chart Industries Inc *	29,522	3,702
Cummins Inc	8,214	1,962
Deere & Co	14,637	6,043

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines Inc, Cl A *	128,832	$4,499
Eaton Corp PLC	36,716	6,291
Expeditors International of Washington Inc	28,492	3,138
FedEx Corp	20,626	4,713
Fortive Corp	67,655	4,612
Graco Inc	542,313	39,594
GXO Logistics Inc *	266,043	13,425
Honeywell International Inc	44,277	8,462
Huntington Ingalls Industries Inc, Cl A	41,706	8,634
Illinois Tool Works Inc	47,481	11,559
Johnson Controls International PLC	490,100	29,514
L3Harris Technologies Inc	25,220	4,949
Lockheed Martin Corp	15,688	7,416
ManpowerGroup Inc	18,167	1,499
Middleby Corp/The *	100,000	14,661
Northrop Grumman Corp	13,751	6,349
Oshkosh Corp	61,954	5,153
PACCAR Inc	64,500	4,721
Raytheon Technologies Corp	247,761	24,263
Robert Half International Inc	25,692	2,070
Siemens AG ADR	170,436	13,797
Southwest Airlines Co, Cl A	86,460	2,813
SPX Technologies Inc *	89,103	6,289
Textron Inc	190,528	13,457
Timken Co/The	112,333	9,180
TransDigm Group Inc *	26,934	19,852
United Parcel Service Inc, Cl B	57,341	11,124
Waste Management Inc	18,232	2,975
WW Grainger Inc	64,211	44,229

		386,023
Information Technology — 20.7%
Adobe Inc *	132,912	51,220
Amphenol Corp, Cl A	104,624	8,550
Analog Devices Inc	101,656	20,049
Apple Inc	800,024	131,924
Applied Materials Inc	148,944	18,295
Arista Networks Inc *	90,886	15,256
ASML Holding NV, Cl G	9,863	6,714
Broadcom Inc	17,576	11,276
Cadence Design Systems Inc *	10,238	2,151
Cirrus Logic Inc *	23,057	2,522
Cisco Systems Inc	488,328	25,527
Cognizant Technology Solutions Corp, Cl A	8,912	543
Corning Inc, Cl B	177,573	6,265
Dropbox Inc, Cl A *	324,078	7,006
Fair Isaac Corp *	2,421	1,701
Hewlett Packard Enterprise Co	307,307	4,895
HP Inc	480,394	14,099
Intel Corp	398,465	13,018
International Business Machines Corp	6,932	909
Intuit Inc	127,317	56,762
Juniper Networks Inc	88,843	3,058

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keysight Technologies Inc *	96,705	$15,616
Lam Research Corp	10,701	5,673
Marvell Technology Inc	74,923	3,244
Microchip Technology Inc	554,907	46,490
Micron Technology Inc	156,515	9,444
Microsoft Corp	486,353	140,216
Motorola Solutions Inc	22,111	6,327
NetApp Inc	45,929	2,933
Oracle Corp, Cl B	453,993	42,185
Qorvo Inc *	19,308	1,961
QUALCOMM Inc	67,431	8,603
Roper Technologies Inc	56,426	24,866
Salesforce Inc *	55,295	11,047
SAP SE ADR (A)	178,714	22,616
Seagate Technology Holdings PLC	112,151	7,415
ServiceNow Inc *	12,293	5,713
Texas Instruments Inc	44,297	8,240
VeriSign Inc *	91,384	19,312
Vishay Intertechnology Inc	666,583	15,078
VMware Inc, Cl A *	21,032	2,626
Western Digital Corp *	33,750	1,271
Xerox Holdings Corp	197,397	3,040

		805,656
Materials — 5.2%
Air Products and Chemicals Inc	67,837	19,484
Cabot Corp	81,410	6,239
Celanese Corp, Cl A	28,298	3,081
Corteva Inc	64,004	3,860
Dow Inc	162,912	8,931
DuPont de Nemours Inc	43,599	3,129
Eastman Chemical Co	139,435	11,760
Ecolab Inc	37,520	6,211
Huntsman Corp	531,983	14,555
Ingevity Corp *	14,131	1,011
International Paper Co	76,269	2,750
Linde PLC	123,959	44,060
LyondellBasell Industries NV, Cl A	74,826	7,025
O-I Glass Inc, Cl I *	451,358	10,250
Reliance Steel & Aluminum Co	11,055	2,838
Sherwin-Williams Co/The, Cl A	170,648	38,357
Steel Dynamics Inc	152,103	17,197
Sylvamo Corp	12,276	568
Westrock Co	27,405	835

		202,141
Real Estate — 1.5%
American Tower Corp, Cl A ‡	101,757	20,793
Brandywine Realty Trust ‡	24,300	115
CBRE Group Inc, Cl A *	41,173	2,998
Crown Castle Inc ‡	34,157	4,571
Equinix Inc ‡	1,986	1,432
Gaming and Leisure Properties Inc ‡	53,447	2,782

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	428,561	$9,415
Invitation Homes Inc ‡	28,203	881
Public Storage ‡	4,106	1,241
SBA Communications Corp, Cl A ‡	18,373	4,797
Service Properties Trust ‡	574,963	5,727
Welltower Inc ‡	70,223	5,034

		59,786
Utilities — 1.9%
Ameren Corp	64,109	5,538
American Electric Power Co Inc	57,553	5,237
CenterPoint Energy Inc	66,863	1,970
Constellation Energy Corp	59,660	4,683
Duke Energy Corp	266,163	25,677
Edison International	97,576	6,888
Exelon Corp	132,096	5,533
FirstEnergy Corp	57,608	2,308
NextEra Energy Inc	192,725	14,855
UGI Corp	29,973	1,042

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	40,284	$967

		74,698
Total Common Stock
(Cost $1,336,771) ($ Thousands)		3,866,814

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
4.740% **†(B)	17,169,108	17,173

Total Affiliated Partnership
(Cost $17,173) ($ Thousands)		17,173

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	22,772,979	22,773

Total Cash Equivalent
(Cost $22,773) ($ Thousands)		22,773

Total Investments in Securities — 100.4%
(Cost $1,376,717) ($ Thousands)		$3,906,760

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	38	Jun-2023	$7,401	$7,862	$461
S&P Mid Cap 400 Index E-MINI	3	Jun-2023	732	759	27
			$8,133	$8,621	$488

Percentages are based on Net Assets of $3,891,052 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $17,173 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,866,814	–	–	3,866,814
Affiliated Partnership	–	17,173	–	17,173
Cash Equivalent	22,773	–	–	22,773
Total Investments in Securities	3,889,587	17,173	–	3,906,760

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	488	–	–	488
Total Other Financial Instruments	488	–	–	488

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$28,547	$62,158	$(73,534)	$—	$2	$17,173	$16	$1
SEI Daily Income Trust, Government Fund, Institutional Class	21,654	347,176	(346,057)	—	—	22,773	367	—
Totals	$50,201	$409,334	$(419,591)	$—	$2	$39,946	$383	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

S&P 500 Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 8.1%
Activision Blizzard Inc *	16,752	$1,434
Alphabet Inc, Cl A *	139,790	14,500
Alphabet Inc, Cl C *	121,835	12,671
AT&T Inc	167,517	3,225
Charter Communications Inc, Cl A *	2,432	870
Comcast Corp, Cl A	98,755	3,744
DISH Network Corp, Cl A *	6,238	58
Electronic Arts Inc	6,078	732
Fox Corp, Cl A	6,886	235
Fox Corp, Cl B	3,381	106
Interpublic Group of Cos Inc/The	9,101	339
Live Nation Entertainment Inc *	3,400	238
Match Group Inc *	6,500	250
Meta Platforms Inc, Cl A *	52,285	11,081
Netflix Inc *	10,465	3,615
News Corp, Cl A	8,975	155
News Corp, Cl B	3,000	52
Omnicom Group Inc	4,804	453
Paramount Global, Cl B	11,817	264
Take-Two Interactive Software Inc, Cl A *	3,700	441
T-Mobile US Inc *	13,900	2,013
Verizon Communications Inc	98,713	3,839
Walt Disney Co/The *	42,924	4,298
Warner Bros Discovery Inc *	51,974	785

		65,398
Consumer Discretionary — 10.1%
Advance Auto Parts Inc	1,400	170
Amazon.com Inc, Cl A *	209,265	21,615
Aptiv PLC *	6,370	715
AutoZone Inc *	446	1,096
Bath & Body Works Inc	5,427	199
Best Buy Co Inc	4,654	364
Booking Holdings Inc *	914	2,424
BorgWarner Inc	5,553	273
Caesars Entertainment Inc *	5,000	244

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CarMax Inc *	3,700	$238
Carnival Corp *	23,784	241
Chipotle Mexican Grill Inc, Cl A *	662	1,131
Darden Restaurants Inc	2,818	437
Domino's Pizza Inc	795	262
DR Horton Inc	7,358	719
eBay Inc	12,849	570
Etsy Inc *	2,900	323
Expedia Group Inc *	3,455	335
Ford Motor Co	91,870	1,158
Garmin Ltd *	3,571	360
General Motors Co	32,747	1,201
Genuine Parts Co	3,296	551
Hasbro Inc	3,096	166
Hilton Worldwide Holdings Inc	6,200	873
Home Depot Inc/The	23,963	7,072
Las Vegas Sands Corp *	7,800	448
Lennar Corp, Cl A	5,974	628
LKQ Corp	6,000	341
Lowe's Cos Inc	14,206	2,841
Marriott International Inc/MD, Cl A	6,324	1,050
McDonald's Corp	17,154	4,796
MGM Resorts International *	7,400	329
Mohawk Industries Inc *	1,200	120
Newell Brands Inc, Cl B	8,855	110
NIKE Inc, Cl B	29,276	3,590
Norwegian Cruise Line Holdings Ltd *	10,200	137
NVR Inc *	68	379
O'Reilly Automotive Inc *	1,477	1,254
Pool Corp	922	316
PulteGroup Inc	5,299	309
Ralph Lauren Corp, Cl A	1,005	117
Ross Stores Inc	8,119	862
Royal Caribbean Cruises Ltd *	5,200	340
Starbucks Corp	27,004	2,812
Tapestry Inc	5,519	238
Tesla Inc *	63,139	13,099
TJX Cos Inc/The	27,086	2,123
Tractor Supply Co	2,580	606
Ulta Beauty Inc *	1,197	653
VF Corp	7,965	183
Whirlpool Corp	1,312	173
Wynn Resorts Ltd *	2,429	272
Yum! Brands Inc	6,570	868

		81,731
Consumer Staples — 7.2%
Altria Group Inc	41,873	1,868
Archer-Daniels-Midland Co	12,818	1,021
Brown-Forman Corp, Cl B	4,365	281
Bunge Ltd	3,500	334
Campbell Soup Co	4,784	263
Church & Dwight Co Inc	5,776	511

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clorox Co/The	2,902	$459
Coca-Cola Co/The	91,348	5,666
Colgate-Palmolive Co	19,595	1,473
Conagra Brands Inc	11,165	419
Constellation Brands Inc, Cl A	3,807	860
Costco Wholesale Corp	10,419	5,177
Dollar General Corp	5,281	1,111
Dollar Tree Inc *	4,854	697
Estee Lauder Cos Inc/The, Cl A	5,450	1,343
General Mills Inc	13,786	1,178
Hershey Co/The	3,412	868
Hormel Foods Corp	6,908	276
J M Smucker Co/The	2,453	386
Kellogg Co	6,067	406
Keurig Dr Pepper Inc	20,000	706
Kimberly-Clark Corp	7,903	1,061
Kraft Heinz Co/The	18,808	727
Kroger Co/The	15,336	757
Lamb Weston Holdings Inc	3,400	355
McCormick & Co Inc/MD	5,932	494
Molson Coors Beverage Co, Cl B	4,451	230
Mondelez International Inc, Cl A	32,020	2,232
Monster Beverage Corp *	17,908	967
PepsiCo Inc	32,279	5,885
Philip Morris International Inc	36,427	3,543
Procter & Gamble Co/The	55,372	8,233
Sysco Corp, Cl A	11,920	921
Target Corp, Cl A	10,828	1,793
Tyson Foods Inc, Cl A	6,703	398
Walgreens Boots Alliance Inc	16,857	583
Walmart Inc	32,873	4,847

		58,329
Energy — 4.6%
APA Corp	7,531	272
Baker Hughes Co, Cl A	23,649	682
Chevron Corp	41,741	6,810
ConocoPhillips	28,708	2,848
Coterra Energy Inc	18,613	457
Devon Energy Corp	15,413	780
Diamondback Energy Inc, Cl A	4,351	588
EOG Resources Inc	13,807	1,583
EQT Corp	8,700	278
Exxon Mobil Corp	96,621	10,595
Halliburton Co	21,142	669
Hess Corp	6,475	857
Kinder Morgan Inc	46,682	817
Marathon Oil Corp	14,856	356
Marathon Petroleum Corp	10,658	1,437
Occidental Petroleum Corp	17,062	1,065
ONEOK Inc	10,509	668
Phillips 66	10,887	1,104
Pioneer Natural Resources Co	5,566	1,137

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Schlumberger NV, Cl A	33,400	$1,640
Targa Resources Corp	5,300	387
Valero Energy Corp	9,010	1,258
Williams Cos Inc/The	28,569	853

		37,141
Financials — 12.9%
Aflac Inc	13,134	847
Allstate Corp/The	6,159	682
American Express Co	13,995	2,308
American International Group Inc	17,535	883
Ameriprise Financial Inc	2,481	760
Aon PLC, Cl A	4,801	1,514
Arch Capital Group Ltd *	8,700	590
Arthur J Gallagher & Co	4,949	947
Assurant Inc	1,205	145
Bank of America Corp	163,909	4,688
Bank of New York Mellon Corp/The	17,299	786
Berkshire Hathaway Inc, Cl B *	42,247	13,045
BlackRock Inc	3,469	2,321
Brown & Brown Inc	5,600	322
Capital One Financial Corp	8,949	861
Cboe Global Markets Inc	2,500	336
Charles Schwab Corp/The	35,770	1,874
Chubb Ltd	9,701	1,884
Cincinnati Financial Corp	3,683	413
Citigroup Inc	45,398	2,129
Citizens Financial Group Inc	11,600	352
CME Group Inc, Cl A	8,412	1,611
Comerica Inc	3,092	134
Discover Financial Services	6,230	616
Everest Re Group Ltd	937	335
Eversource Energy	8,235	644
FactSet Research Systems Inc	900	374
Fidelity National Information Services Inc, Cl B	13,965	759
Fifth Third Bancorp	16,011	427
First Republic Bank/CA *(A)	4,259	60
Fiserv Inc, Cl A *	14,872	1,681
FleetCor Technologies Inc *	1,729	365
Franklin Resources Inc	6,738	181
Global Payments Inc	6,183	651
Globe Life Inc	2,139	235
Goldman Sachs Group Inc/The	7,945	2,599
Hartford Financial Services Group Inc/The	7,486	522
Huntington Bancshares Inc/OH	34,314	384
Intercontinental Exchange Inc	13,105	1,367
Invesco Ltd	10,616	174
Jack Henry & Associates Inc	1,700	256
JPMorgan Chase & Co	68,808	8,966
KeyCorp	22,183	278
Lincoln National Corp	3,589	81
Loews Corp	4,662	270

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
M&T Bank Corp	3,934	$470
MarketAxess Holdings Inc	856	335
Marsh & McLennan Cos Inc	11,659	1,942
Mastercard Inc, Cl A	19,756	7,180
MetLife Inc	15,539	900
Moody's Corp	3,671	1,123
Morgan Stanley	30,636	2,690
MSCI Inc, Cl A	1,884	1,054
Nasdaq Inc, Cl A	7,977	436
Northern Trust Corp	4,909	433
PayPal Holdings Inc *	26,529	2,015
PNC Financial Services Group Inc/The	9,413	1,196
Principal Financial Group Inc, Cl A	5,357	398
Progressive Corp/The	13,685	1,958
Prudential Financial Inc	8,666	717
Raymond James Financial Inc	4,558	425
Regions Financial Corp	22,163	411
S&P Global Inc	7,705	2,656
State Street Corp	8,245	624
Synchrony Financial	10,263	298
T Rowe Price Group Inc	5,293	598
Travelers Cos Inc/The	5,456	935
Truist Financial Corp	31,206	1,064
US Bancorp	32,838	1,184
Visa Inc, Cl A	38,149	8,601
W R Berkley Corp	4,800	299
Wells Fargo & Co	89,567	3,348
Willis Towers Watson PLC	2,469	574
Zions Bancorp NA	3,486	104

		104,625
Health Care — 14.1%
Abbott Laboratories	40,912	4,143
AbbVie Inc	41,513	6,616
Agilent Technologies Inc	6,915	957
Align Technology Inc *	1,686	563
AmerisourceBergen Corp, Cl A	3,796	608
Amgen Inc, Cl A	12,522	3,027
Baxter International Inc	11,835	480
Becton Dickinson & Co	6,621	1,639
Biogen Inc *	3,406	947
Bio-Rad Laboratories Inc, Cl A *	531	254
Bio-Techne Corp	3,752	278
Boston Scientific Corp *	33,576	1,680
Bristol-Myers Squibb Co	49,932	3,461
Cardinal Health Inc	6,059	457
Catalent Inc *	4,200	276
Centene Corp *	12,889	815
Charles River Laboratories International Inc *	1,160	234
Cigna Group/The	7,043	1,800
Cooper Cos Inc/The, Cl A	1,204	449
CVS Health Corp	30,176	2,242

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp, Cl A	15,407	$3,883
DaVita Inc *	1,256	102
DENTSPLY SIRONA Inc	5,009	197
Dexcom Inc *	9,072	1,054
Edwards Lifesciences Corp, Cl A *	14,549	1,204
Elevance Health Inc	5,629	2,588
Eli Lilly & Co	18,462	6,340
GE HealthCare Technologies Inc *	8,562	702
Gilead Sciences Inc	29,314	2,432
HCA Healthcare Inc	4,939	1,302
Henry Schein Inc *	3,200	261
Hologic Inc *	5,800	468
Humana Inc	2,931	1,423
IDEXX Laboratories Inc *	1,923	962
Illumina Inc *	3,696	859
Incyte Corp *	4,400	318
Insulet Corp *	1,600	510
Intuitive Surgical Inc *	8,207	2,097
IQVIA Holdings Inc *	4,396	874
Johnson & Johnson	61,398	9,517
Laboratory Corp of America Holdings	2,110	484
McKesson Corp	3,243	1,155
Medtronic PLC	31,279	2,522
Merck & Co Inc	59,514	6,332
Mettler-Toledo International Inc *	524	802
Moderna Inc *	7,700	1,183
Molina Healthcare Inc *	1,379	369
Organon & Co	6,017	141
PerkinElmer Inc	2,998	399
Pfizer Inc	131,701	5,373
Quest Diagnostics Inc	2,624	371
Regeneron Pharmaceuticals Inc *	2,544	2,090
ResMed Inc	3,409	746
STERIS PLC	2,345	448
Stryker Corp	7,926	2,263
Teleflex Inc	1,129	286
Thermo Fisher Scientific Inc	9,218	5,313
UnitedHealth Group Inc	21,972	10,384
Universal Health Services Inc, Cl B	1,500	191
Vertex Pharmaceuticals Inc *	6,027	1,899
Viatris Inc, Cl W	28,757	277
Waters Corp *	1,372	425
West Pharmaceutical Services Inc	1,722	597
Zimmer Biomet Holdings Inc	4,874	630
Zoetis Inc, Cl A	10,945	1,822

		114,521
Industrials — 8.6%
3M Co	12,971	1,363
A O Smith Corp	3,000	207
Alaska Air Group Inc *	3,000	126
Allegion plc	2,070	221
American Airlines Group Inc *	15,309	226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AMETEK Inc	5,400	$785
Automatic Data Processing Inc	9,765	2,174
Boeing Co/The *	13,155	2,794
Broadridge Financial Solutions Inc	2,784	408
Carrier Global Corp	19,631	898
Caterpillar Inc, Cl A	12,234	2,800
CH Robinson Worldwide Inc	2,805	279
Cintas Corp	2,032	940
Copart Inc *	10,100	760
CoStar Group Inc *	9,400	647
CSX Corp	49,499	1,482
Cummins Inc	3,298	788
Deere & Co	6,311	2,606
Delta Air Lines Inc, Cl A *	15,013	524
Dover Corp	3,237	492
Eaton Corp PLC	9,320	1,597
Emerson Electric Co	13,375	1,165
Equifax Inc	2,889	586
Expeditors International of Washington Inc	3,777	416
Fastenal Co, Cl A	13,418	724
FedEx Corp	5,411	1,236
Fortive Corp	8,287	565
Generac Holdings Inc *	1,454	157
General Dynamics Corp	5,244	1,197
General Electric Co	25,588	2,446
Honeywell International Inc	15,720	3,004
Howmet Aerospace Inc	8,678	368
Huntington Ingalls Industries Inc, Cl A	947	196
IDEX Corp	1,800	416
Illinois Tool Works Inc	6,465	1,574
Ingersoll Rand Inc	9,533	555
Jacobs Solutions Inc	2,962	348
JB Hunt Transport Services Inc	1,951	342
Johnson Controls International PLC	16,172	974
L3Harris Technologies Inc	4,509	885
Leidos Holdings Inc	3,243	298
Lockheed Martin Corp	5,328	2,519
Masco Corp	5,384	268
Nordson Corp	1,300	289
Norfolk Southern Corp	5,386	1,142
Northrop Grumman Corp	3,330	1,537
Old Dominion Freight Line Inc, Cl A	2,144	731
Otis Worldwide Corp	9,750	823
PACCAR Inc	12,300	900
Parker-Hannifin Corp, Cl A	2,971	999
Paychex Inc	7,569	867
Pentair PLC	3,866	214
Quanta Services Inc	3,318	553
Raytheon Technologies Corp	34,428	3,371
Republic Services Inc	4,783	647
Robert Half International Inc	2,532	204
Rockwell Automation Inc	2,726	800

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rollins Inc	5,500	$206
Snap-on Inc	1,207	298
Southwest Airlines Co, Cl A	13,962	454
Stanley Black & Decker Inc	3,508	283
Textron Inc	4,907	347
Trane Technologies PLC	5,370	988
TransDigm Group Inc *	1,220	899
Union Pacific Corp	14,341	2,886
United Airlines Holdings Inc *	7,700	341
United Parcel Service Inc, Cl B	17,168	3,330
United Rentals Inc	1,614	639
Verisk Analytics Inc, Cl A	3,666	703
Waste Management Inc	8,684	1,417
Westinghouse Air Brake Technologies Corp	4,271	432
WW Grainger Inc	1,064	733
Xylem Inc/NY	4,200	440

		69,829
Information Technology — 25.9%
Accenture PLC, Cl A	14,808	4,232
Adobe Inc *	10,747	4,142
Advanced Micro Devices Inc *	37,825	3,707
Akamai Technologies Inc *	3,704	290
Amphenol Corp, Cl A	13,960	1,141
Analog Devices Inc	11,872	2,341
ANSYS Inc *	2,007	668
Apple Inc	349,129	57,571
Applied Materials Inc	19,741	2,425
Arista Networks Inc *	5,770	969
Autodesk Inc, Cl A *	5,055	1,052
Broadcom Inc	9,851	6,320
Cadence Design Systems Inc *	6,451	1,355
CDW Corp/DE	3,147	613
Ceridian HCM Holding Inc *	3,500	256
Cisco Systems Inc	96,378	5,038
Cognizant Technology Solutions Corp, Cl A	11,905	725
Corning Inc, Cl B	17,908	632
DXC Technology Co *	5,430	139
Enphase Energy Inc *	3,200	673
EPAM Systems Inc *	1,300	389
F5 Inc, Cl A *	1,360	198
Fair Isaac Corp *	600	422
First Solar Inc *	2,300	500
Fortinet Inc *	15,290	1,016
Gartner Inc *	1,856	605
Gen Digital Inc	13,247	227
Hewlett Packard Enterprise Co	30,391	484
HP Inc	20,272	595
Intel Corp	96,937	3,167
International Business Machines Corp	21,168	2,775
Intuit Inc	6,559	2,924
Juniper Networks Inc	7,600	262
Keysight Technologies Inc *	4,132	667

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KLA Corp	3,277	$1,308
Lam Research Corp	3,124	1,656
Microchip Technology Inc	12,913	1,082
Micron Technology Inc	25,569	1,543
Microsoft Corp	174,684	50,361
Monolithic Power Systems Inc	1,050	526
Motorola Solutions Inc	3,882	1,111
NetApp Inc	5,085	325
NVIDIA Corp	57,697	16,026
NXP Semiconductors NV	6,076	1,133
ON Semiconductor Corp *	10,200	840
Oracle Corp, Cl B	36,071	3,352
Paycom Software Inc *	1,159	352
PTC Inc *	2,457	315
Qorvo Inc *	2,300	234
QUALCOMM Inc	26,132	3,334
Roper Technologies Inc	2,513	1,107
Salesforce Inc *	23,416	4,678
Seagate Technology Holdings PLC	4,500	297
ServiceNow Inc *	4,785	2,224
Skyworks Solutions Inc	3,716	438
SolarEdge Technologies Inc *	1,300	395
Synopsys Inc *	3,571	1,379
TE Connectivity Ltd	7,409	972
Teledyne Technologies Inc *	1,118	500
Teradyne Inc	3,615	389
Texas Instruments Inc	21,244	3,952
Trimble Inc *	5,800	304
Tyler Technologies Inc *	1,020	362
VeriSign Inc *	2,095	443
Western Digital Corp *	7,474	282
Zebra Technologies Corp, Cl A *	1,173	373

		210,113
Materials — 2.6%
Air Products and Chemicals Inc	5,166	1,484
Albemarle Corp	2,757	609
Amcor PLC	35,032	399
Avery Dennison Corp	1,864	334
Ball Corp	7,372	406
Celanese Corp, Cl A	2,352	256
CF Industries Holdings Inc	4,650	337
Corteva Inc	16,673	1,006
Dow Inc	16,606	910
DuPont de Nemours Inc	10,799	775
Eastman Chemical Co	2,820	238
Ecolab Inc	5,816	963
FMC Corp	2,900	354
Freeport-McMoRan Inc, Cl B	33,663	1,377
International Flavors & Fragrances Inc	6,026	554
International Paper Co	8,452	305
Linde PLC	11,546	4,104
LyondellBasell Industries NV, Cl A	5,974	561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials Inc, Cl A	1,469	$522
Mosaic Co/The	8,109	372
Newmont Corp	18,725	918
Nucor Corp	5,927	916
Packaging Corp of America	2,200	305
PPG Industries Inc	5,505	735
Sealed Air Corp	3,428	157
Sherwin-Williams Co/The, Cl A	5,545	1,246
Steel Dynamics Inc	3,900	441
Vulcan Materials Co	3,149	540
Westrock Co	5,984	182

		21,306
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	3,723	468
American Tower Corp, Cl A ‡	10,897	2,227
AvalonBay Communities Inc ‡	3,228	543
Boston Properties Inc ‡	3,400	184
Camden Property Trust ‡	2,500	262
CBRE Group Inc, Cl A *	7,409	539
Crown Castle Inc ‡	10,164	1,360
Digital Realty Trust Inc, Cl A ‡	6,769	665
Equinix Inc ‡	2,196	1,583
Equity Residential ‡	8,044	483
Essex Property Trust Inc ‡	1,521	318
Extra Space Storage Inc ‡	3,099	505
Federal Realty Investment Trust ‡	1,700	168
Healthpeak Properties Inc ‡	12,800	281
Host Hotels & Resorts Inc ‡	16,974	280
Invitation Homes Inc ‡	13,700	428
Iron Mountain Inc ‡	6,838	362
Kimco Realty Corp ‡	14,713	287
Mid-America Apartment Communities Inc ‡	2,740	414
Prologis Inc ‡	21,680	2,705
Public Storage ‡	3,687	1,114
Realty Income Corp ‡	14,700	931
Regency Centers Corp ‡	3,699	226
SBA Communications Corp, Cl A ‡	2,549	665
Simon Property Group Inc ‡	7,706	863
UDR Inc ‡	7,200	296
Ventas Inc ‡	9,432	409
VICI Properties Inc, Cl A ‡	23,700	773
Welltower Inc ‡	11,000	789
Weyerhaeuser Co ‡	17,261	520

		20,648
Utilities — 2.8%
AES Corp/The	15,890	383
Alliant Energy Corp	5,900	315
Ameren Corp	6,053	523
American Electric Power Co Inc	12,115	1,102
American Water Works Co Inc	4,557	667
Atmos Energy Corp	3,300	371

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CenterPoint Energy Inc	14,785	$436
CMS Energy Corp	6,901	424
Consolidated Edison Inc	8,336	797
Constellation Energy Corp	7,651	601
Dominion Energy Inc	19,630	1,097
DTE Energy Co	4,570	501
Duke Energy Corp	18,091	1,745
Edison International	8,957	632
Entergy Corp	4,726	509
Evergy Inc	5,399	330
Exelon Corp	23,255	974
FirstEnergy Corp	12,723	510
NextEra Energy Inc	46,680	3,598
NiSource Inc	9,644	270
NRG Energy Inc	5,481	188
PG&E Corp *	37,900	613
Pinnacle West Capital Corp	2,649	210
PPL Corp	17,471	485
Public Service Enterprise Group Inc	11,730	732
Sempra Energy	7,345	1,110
Southern Co/The	25,619	1,783
WEC Energy Group Inc	7,371	699

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	12,836	$866

		22,471
Total Common Stock
(Cost $223,398) ($ Thousands)		806,112

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.740% **†(B)	55,971	56

Total Affiliated Partnership
(Cost $56) ($ Thousands)		56

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	3,659,040	3,659

Total Cash Equivalent
(Cost $3,659) ($ Thousands)		3,659

Total Investments in Securities — 99.8%
(Cost $227,113) ($ Thousands)		$809,827

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	21	Jun-2023	$4,183	$4,345	$162

Percentages are based on Net Assets of $811,206 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $56 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	806,112	–	–	806,112
Affiliated Partnership	–	56	–	56
Cash Equivalent	3,659	–	–	3,659
Total Investments in Securities	809,771	56	–	809,827

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	162	–	–	162
Total Other Financial Instruments	162	–	–	162

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$118	$(63)	$—	$—	$56	$6	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,986	58,310	(57,637)	—	—	3,659	63	—
Totals	$2,987	$58,428	$(57,700)	$—	$—	$3,715	$69	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 3.7%
Audacy Inc, Cl A *	735,284	$99
Bandwidth Inc, Cl A *	28,130	428
Cable One Inc	1,595	1,120
Cars.com Inc *	27,500	531
Cinemark Holdings Inc *	219,917	3,252
Cogent Communications Holdings Inc	17,496	1,115
Eventbrite Inc, Cl A *	96,810	831
IDT Corp, Cl B *	13,680	466
Integral Ad Science Holding Corp *	61,920	884
Iridium Communications Inc	29,659	1,837
Liberty Latin America Ltd, Cl A *	71,694	596
Lions Gate Entertainment Corp, Cl A *	200,116	2,215
MediaAlpha Inc, Cl A *	9,340	140
Nexstar Media Group Inc, Cl A	6,718	1,160
Shutterstock Inc	28,668	2,081
Stagwell Inc, Cl A *	59,909	444
TEGNA Inc	27,168	460
Thryv Holdings Inc *	47,180	1,088
United States Cellular Corp *	21,590	447
Vimeo Inc *	41,530	159
Ziff Davis Inc *	8,282	646

		19,999
Consumer Discretionary — 12.1%
2U Inc *	80,510	552
Aaron's Co Inc/The	80,165	774
Academy Sports & Outdoors Inc	15,214	993
Advance Auto Parts Inc	5,965	725
American Eagle Outfitters Inc	254,098	3,415
Asbury Automotive Group Inc *	2,583	542
AutoNation Inc *	3,923	527
Bally's Corp *	17,250	337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beazer Homes USA Inc, Cl A *	41,028	$652
Biglari Holdings Inc, Cl B *	2,026	343
BJ's Restaurants Inc *	19,710	574
Bloomin' Brands Inc	129,932	3,333
Bluegreen Vacations Holding Corp, Cl A	30,461	834
Boot Barn Holdings Inc *	6,934	531
Brinker International Inc *	98,238	3,733
Brunswick Corp/DE	16,337	1,340
Buckle Inc/The	5,800	207
Build-A-Bear Workshop Inc *	41,640	968
Carter's Inc	17,270	1,242
Century Casinos Inc *	41,032	301
Cheesecake Factory Inc/The	16,462	577
Chico's FAS Inc *	39,480	217
Churchill Downs Inc	6,780	1,743
Chuy's Holdings Inc *	32,783	1,175
Crocs Inc *	7,680	971
Deckers Outdoor Corp *	1,600	719
Denny's Corp, Cl A *	27,430	306
Destination XL Group Inc *	133,785	737
Dick's Sporting Goods Inc	3,891	552
Domino's Pizza Inc	3,287	1,084
Dorman Products Inc *	10,123	873
Duolingo Inc, Cl A *	11,152	1,590
Ethan Allen Interiors Inc	42,120	1,157
Express Inc *	173,000	136
First Watch Restaurant Group Inc *	58,864	945
Foot Locker Inc, Cl A	14,243	565
Goodyear Tire & Rubber Co/The *	46,775	515
Green Brick Partners Inc *	15,400	540
Haverty Furniture Cos Inc	31,729	1,012
Hooker Furnishings Corp	29,300	533
Inspired Entertainment Inc *	26,290	336
Latham Group Inc *	43,731	125
Legacy Housing Corp *	35,791	815
Lifetime Brands Inc	22,874	135
Light & Wonder Inc, Cl A *	7,419	446
Lindblad Expeditions Holdings Inc *	35,490	339
M/I Homes Inc *	11,162	704
Marine Products Corp	14,288	188
MarineMax Inc *	6,130	176
MasterCraft Boat Holdings Inc *	35,620	1,084
Modine Manufacturing Co *	89,490	2,063
Monarch Casino & Resort Inc	5,395	400
Monro Inc	20,896	1,033
Movado Group Inc	32,936	948
Murphy USA Inc	4,651	1,200
Noodles & Co, Cl A *	31,075	151
OneSpaWorld Holdings Ltd *	57,106	685
Oxford Industries Inc, Cl A	4,418	467
Pool Corp	3,093	1,059
Red Robin Gourmet Burgers Inc *	34,000	487

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ruth's Hospitality Group Inc	66,862	$1,098
Shoe Carnival Inc	23,518	603
Skyline Champion Corp *	9,273	698
Steven Madden Ltd	22,812	821
Target Hospitality Corp *	27,284	359
Topgolf Callaway Brands Corp *	39,949	864
Travel + Leisure Co	28,185	1,105
Urban Outfitters Inc *	88,794	2,461
Visteon Corp *	4,297	674
Wingstop Inc, Cl A	12,176	2,235
Winmark Corp	648	208
WW International Inc *	123,290	508
Wynn Resorts Ltd *	6,143	687
Xponential Fitness Inc, Cl A *	56,037	1,703
YETI Holdings Inc *	8,994	360

		65,095
Consumer Staples — 4.2%
BellRing Brands Inc *	40,700	1,384
Cal-Maine Foods Inc	12,341	751
Casey's General Stores Inc	5,624	1,217
Coty Inc, Cl A *	62,000	748
Duckhorn Portfolio Inc/The *	45,910	730
elf Beauty Inc *	16,799	1,383
Fresh Market Inc *	19,578	—
Hain Celestial Group Inc/The *	29,717	510
Hostess Brands Inc, Cl A *	34,315	854
Ingles Markets Inc, Cl A	6,280	557
Ingredion Inc	11,623	1,182
Inter Parfums Inc	21,559	3,067
John B Sanfilippo & Son Inc	5,750	557
Lancaster Colony Corp	6,557	1,330
Medifast Inc	9,000	933
MGP Ingredients Inc	6,123	592
Natural Grocers by Vitamin Cottage Inc	32,460	381
Performance Food Group Co *	17,332	1,046
Pilgrim's Pride Corp *	93,348	2,164
TreeHouse Foods Inc *	28,192	1,422
Village Super Market Inc, Cl A	18,788	430
Vita Coco Co Inc/The *	31,500	618
Vital Farms Inc *	40,314	617

		22,473
Energy — 7.6%
Archrock Inc	52,000	508
Ardmore Shipping Corp	40,645	604
Berry Corp	125,085	982
Borr Drilling Ltd *	85,000	644
Bristow Group Inc *	40,488	907
Cactus Inc, Cl A	20,505	845
Centrus Energy Corp, Cl A *	14,644	472
ChampionX Corp	36,339	986
Chord Energy Corp	9,172	1,235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Civitas Resources Inc	34,212	$2,338
CNX Resources Corp *	29,252	469
Crescent Point Energy Corp	75,692	534
Delek US Holdings Inc	120,541	2,766
DHT Holdings Inc	111,627	1,207
Diamondback Energy Inc, Cl A	2,579	349
DMC Global Inc *	31,798	699
Dorian LPG Ltd *	55,970	1,116
Expro Group Holdings NV *	49,712	913
Golar LNG Ltd *	25,781	557
Helix Energy Solutions Group Inc *	159,243	1,233
Helmerich & Payne Inc	14,355	513
HF Sinclair Corp	33,734	1,632
International Seaways Inc	15,324	639
Liberty Energy Inc, Cl A	40,657	521
Matador Resources Co	22,107	1,053
Noble Corp PLC *	12,200	481
Nordic American Tankers Ltd	125,000	495
Northern Oil and Gas Inc	42,268	1,283
Oceaneering International Inc, Cl A *	24,861	438
Oil States International Inc *	33,050	275
Par Pacific Holdings Inc *	49,294	1,439
PBF Energy Inc, Cl A	11,208	486
PDC Energy Inc, Cl A	19,818	1,272
Permian Resources Corp, Cl A	40,274	423
Ranger Energy Services Inc, Cl A *	53,440	545
REX American Resources Corp *	34,989	1,000
RPC Inc	146,250	1,125
Scorpio Tankers Inc	13,305	749
Select Energy Services Inc, Cl A	36,500	254
SFL Corp Ltd	60,576	576
Solaris Oilfield Infrastructure Inc, Cl A	84,396	721
Southwestern Energy Co *	379,815	1,899
Talos Energy Inc *	29,210	433
Teekay Corp *	49,230	304
Teekay Tankers Ltd, Cl A *	21,198	910
TETRA Technologies Inc *	44,830	119
Tidewater Inc *	23,707	1,045
VAALCO Energy Inc	128,230	581
Weatherford International PLC *	7,100	421

		40,996
Financials — 16.2%
1st Source Corp	17,969	775
AFC Gamma Inc ‡	10,318	125
Amalgamated Financial Corp	19,440	344
Ambac Financial Group Inc *	33,651	521
American Equity Investment Life Holding Co	83,608	3,051
Arrow Financial Corp	5,539	138
AssetMark Financial Holdings Inc *	60,808	1,912
Associated Banc-Corp	26,195	471
Atlanticus Holdings Corp *	21,406	581
AvidXchange Holdings Inc *	18,800	147

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axos Financial Inc *	13,412	$495
Bank of Marin Bancorp	5,399	118
Bank of NT Butterfield & Son Ltd/The	18,798	508
Bank OZK	32,827	1,123
BankUnited Inc	88,837	2,006
BGC Partners Inc, Cl A	107,347	561
Byline Bancorp Inc	12,540	271
Capital Bancorp Inc	11,234	187
Capital City Bank Group Inc	18,195	533
Carter Bankshares Inc *	15,208	213
Cass Information Systems Inc	11,720	508
Central Pacific Financial Corp	19,330	346
Central Valley Community Bancorp	4,214	87
Chimera Investment Corp ‡	127,610	720
City Holding Co	6,300	573
Civista Bancshares Inc	18,241	308
CNB Financial Corp/PA	5,880	113
CNO Financial Group Inc	139,704	3,100
Coastal Financial Corp/WA *	31,077	1,119
Cohen & Steers Inc	14,808	947
Columbia Banking System Inc	124,824	2,674
Comerica Inc	18,259	793
Crawford & Co, Cl A	21,350	178
CrossFirst Bankshares Inc *	22,630	237
CVB Financial Corp	24,025	401
Enova International Inc *	13,865	616
Enterprise Financial Services Corp	11,586	517
Esquire Financial Holdings Inc	9,954	389
FactSet Research Systems Inc	2,718	1,128
Federated Hermes Inc, Cl B	16,776	673
Financial Institutions Inc	15,449	298
First American Financial Corp	13,400	746
First Bancshares Inc/The	9,163	237
First Commonwealth Financial Corp	131,236	1,631
First Community Bankshares Inc	17,640	442
First Financial Bancorp	27,509	599
First Financial Corp/IN	5,780	217
First Interstate BancSystem Inc, Cl A	47,080	1,406
FirstCash Holdings Inc	6,827	651
Flywire Corp *	23,000	675
FNB Corp/PA	177,465	2,059
Globe Life Inc	9,253	1,018
Great Southern Bancorp Inc	8,100	410
Hamilton Lane Inc, Cl A	14,607	1,081
Hanover Insurance Group Inc/The, Cl A	6,500	835
HBT Financial Inc	26,450	522
Heartland Financial USA Inc	12,399	476
Heritage Commerce Corp	44,663	372
Home BancShares Inc/AR	58,431	1,269
HomeTrust Bancshares Inc	17,390	428
I3 Verticals Inc, Cl A *	8,772	215
Independent Bank Corp	25,316	1,661

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	25,550	$454
International Money Express Inc *	23,447	604
Jack Henry & Associates Inc	5,809	875
Kinsale Capital Group Inc	4,572	1,372
Lincoln National Corp	113,821	2,558
Macatawa Bank Corp	56,098	573
Mercantile Bank Corp	12,752	390
Merchants Bancorp/IN	21,630	563
Metrocity Bankshares Inc	7,846	134
Metropolitan Bank Holding Corp *	16,530	560
MGIC Investment Corp	50,530	678
Mid Penn Bancorp Inc	4,790	123
Morningstar Inc, Cl A	4,506	915
National Western Life Group Inc, Cl A	750	182
NerdWallet Inc, Cl A *	27,500	445
NMI Holdings Inc, Cl A *	21,942	490
Northrim BanCorp Inc	10,839	511
OFG Bancorp	41,702	1,040
Old National Bancorp/IN, Cl A	274,999	3,965
Old Second Bancorp Inc	75,858	1,067
Oppenheimer Holdings Inc, Cl A	23,880	935
Orrstown Financial Services Inc	16,710	332
Paysafe Ltd *	35,177	607
Peapack-Gladstone Financial Corp	9,550	283
Peoples Bancorp Inc/OH	6,720	173
Peoples Financial Services Corp	7,134	309
Pinnacle Financial Partners Inc	17,456	963
Preferred Bank/Los Angeles CA	9,422	516
Primerica Inc	8,333	1,435
Prosperity Bancshares Inc	15,894	978
Provident Bancorp Inc	31,936	218
RBB Bancorp	18,380	285
Regional Management Corp	25,347	661
Remitly Global Inc *	76,500	1,297
RenaissanceRe Holdings Ltd	2,337	468
Renasant Corp	16,993	520
Republic First Bancorp Inc *	17,576	24
RLI Corp	3,473	462
S&T Bancorp Inc	18,316	576
Selectquote Inc *	209,370	454
Shift4 Payments Inc, Cl A *	9,559	725
Southern Missouri Bancorp Inc	4,691	175
SouthState Corp	5,585	398
Stellar Bancorp Inc	18,610	458
StepStone Group Inc, Cl A	14,875	361
StoneX Group Inc *	7,800	808
Summit Financial Group Inc	6,000	124
TrustCo Bank Corp NY	18,426	588
Universal Insurance Holdings Inc	89,615	1,633
Univest Financial Corp	50,472	1,198
Valley National Bancorp	96,000	887
Voya Financial Inc	8,000	572

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Washington Federal Inc	20,442	$616
Westamerica BanCorp	10,407	461
Wintrust Financial Corp	19,960	1,456
Zions Bancorp NA	26,000	778

		86,988
Health Care — 15.0%
2seventy bio Inc *	14,580	149
89bio Inc *	28,500	434
Accolade Inc *	41,700	600
ADMA Biologics Inc *	303,721	1,005
Agenus Inc *	149,019	226
Akero Therapeutics Inc *	9,513	364
Alector Inc *	109,330	677
ALX Oncology Holdings Inc *	76,127	344
Amedisys Inc *	8,855	651
Amicus Therapeutics Inc *	52,206	579
AMN Healthcare Services Inc *	35,776	2,968
Amneal Pharmaceuticals Inc *	89,590	124
Arcellx Inc *	24,825	765
Arcturus Therapeutics Holdings Inc *	10,257	246
Assertio Holdings Inc *	79,000	503
Avanos Medical Inc *	23,224	691
Axogen Inc *	53,557	506
Axonics Inc *	9,646	526
BioLife Solutions Inc *	23,950	521
Biomea Fusion Inc *	16,500	512
Bluebird Bio Inc *	51,090	162
Bridgebio Pharma Inc *	35,300	585
Brookdale Senior Living Inc, Cl A *	130,398	385
CareDx Inc *	51,950	475
Castle Biosciences Inc *	10,150	231
Catalyst Pharmaceuticals Inc *	69,119	1,146
Celldex Therapeutics Inc *	10,000	360
Chemed Corp	2,166	1,165
Chinook Therapeutics Inc *	18,761	434
Co-Diagnostics Inc *	12,871	19
Collegium Pharmaceutical Inc *	66,410	1,593
Community Health Systems Inc *	62,770	308
Computer Programs and Systems Inc *	5,150	155
Cross Country Healthcare Inc *	128,483	2,868
CVRx Inc *	6,500	61
Deciphera Pharmaceuticals Inc *	37,564	580
Eagle Pharmaceuticals Inc/DE *	36,530	1,036
Emergent BioSolutions Inc *	23,170	240
Encompass Health Corp	47,318	2,560
Ensign Group Inc/The	17,115	1,635
Envista Holdings Corp *	26,311	1,076
Evolent Health Inc, Cl A *	17,500	568
FibroGen Inc *	28,000	522
Generation Bio Co *	35,081	151
Haemonetics Corp *	7,797	645
Harrow Health Inc *	28,812	610

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	10,775	$633
HealthStream Inc	44,248	1,199
Heron Therapeutics Inc *	291,510	440
Hims & Hers Health Inc *	113,000	1,121
Inhibrx Inc *	14,150	267
Innoviva Inc *	32,903	370
Inspire Medical Systems Inc *	2,332	546
Integra LifeSciences Holdings Corp *	64,722	3,716
Intra-Cellular Therapies Inc, Cl A *	11,983	649
Invitae Corp *	212,246	287
iRadimed Corp *	26,335	1,036
iTeos Therapeutics Inc *	55,633	757
IVERIC bio Inc *	19,888	484
Karyopharm Therapeutics Inc *	47,010	183
Kiniksa Pharmaceuticals Ltd, Cl A *	56,592	609
Kodiak Sciences Inc *	79,980	496
Krystal Biotech Inc *	5,486	439
Lantheus Holdings Inc *	18,325	1,513
LeMaitre Vascular Inc	23,029	1,185
Madrigal Pharmaceuticals Inc *	2,606	631
Merit Medical Systems Inc *	9,532	705
Mersana Therapeutics Inc *	104,470	429
Morphic Holding Inc *	4,860	183
Natera Inc *	10,500	583
NeoGenomics Inc *	68,381	1,190
Neuronetics Inc *	100,909	294
Nurix Therapeutics Inc *	50,060	445
NuVasive Inc *	14,815	612
OptimizeRx Corp *	12,815	187
Option Care Health Inc *	21,299	677
OraSure Technologies Inc *	158,486	959
Organogenesis Holdings Inc, Cl A *	255,215	544
Orthofix Medical Inc *	16,710	280
Pennant Group Inc/The *	13,290	190
Penumbra Inc *	1,550	432
Perrigo Co PLC	29,881	1,072
PetIQ Inc, Cl A *	15,870	182
Phreesia Inc *	17,051	551
Pliant Therapeutics Inc *	14,442	384
PMV Pharmaceuticals Inc *	24,940	119
Praxis Precision Medicines Inc *	141,700	115
Precigen Inc *	233,510	247
Premier Inc, Cl A	27,200	880
Prestige Consumer Healthcare Inc, Cl A *	29,287	1,834
Privia Health Group Inc *	25,718	710
Prometheus Biosciences Inc *	5,468	587
Protagonist Therapeutics Inc *	24,529	564
Prothena Corp PLC *	7,449	361
Quest Diagnostics Inc	8,318	1,177
RAPT Therapeutics Inc *	45,250	830
Revance Therapeutics Inc *	17,308	557
Rigel Pharmaceuticals Inc *	193,906	256

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sana Biotechnology Inc *	75,620	$247
Shockwave Medical Inc *	2,481	538
SIGA Technologies Inc *	161,040	926
STERIS PLC	6,878	1,316
Stoke Therapeutics Inc *	17,924	149
Supernus Pharmaceuticals Inc *	10,666	386
Sutro Biopharma Inc *	24,827	115
Tactile Systems Technology Inc *	60,483	993
TG Therapeutics Inc *	42,501	639
TransMedics Group Inc *	8,439	639
Treace Medical Concepts Inc *	23,100	582
UFP Technologies Inc *	10,751	1,396
US Physical Therapy Inc	12,897	1,263
Utah Medical Products Inc	2,416	229
Vanda Pharmaceuticals Inc *	103,267	701
Vaxcyte Inc *	12,887	483
Ventyx Biosciences Inc *	12,469	418
Verrica Pharmaceuticals Inc *	42,796	278
Viemed Healthcare Inc *	72,702	702
ViewRay Inc *	105,970	367
Viking Therapeutics Inc *	50,201	836
Viridian Therapeutics Inc *	17,201	438

		80,299
Industrials — 19.2%
AAON Inc	16,069	1,554
AAR Corp *	10,500	573
ABM Industries Inc	103,005	4,629
ACCO Brands Corp	548,520	2,918
Air Lease Corp, Cl A	28,767	1,133
Alamo Group Inc	6,884	1,268
Alight Inc, Cl A *	63,500	585
Allied Motion Technologies Inc	15,970	617
Allison Transmission Holdings Inc	25,490	1,153
API Group Corp *	31,032	698
Applied Industrial Technologies Inc, Cl A	11,552	1,642
Astronics Corp *	77,229	1,032
Atkore Inc *	6,411	901
AZEK Co Inc/The, Cl A *	32,490	765
Barrett Business Services Inc	9,003	798
Beacon Roofing Supply Inc *	9,800	577
Booz Allen Hamilton Holding Corp, Cl A	12,993	1,204
Bowman Consulting Group Ltd, Cl A *	26,238	753
Brady Corp, Cl A	13,660	734
Broadridge Financial Solutions Inc	7,976	1,169
BWX Technologies Inc, Cl W	34,962	2,204
CACI International Inc, Cl A *	4,273	1,266
Carlisle Cos Inc	4,498	1,017
CBIZ Inc *	22,998	1,138
CECO Environmental Corp *	52,014	728
CIRCOR International Inc *	46,482	1,447
Clean Harbors Inc *	13,876	1,978
Comfort Systems USA Inc	10,814	1,578

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costamare Inc	39,644	$373
Crane NXT Co	3,576	406
CSG Systems International Inc	7,184	386
CSW Industrials Inc	5,041	700
Daseke Inc *	118,484	916
Douglas Dynamics Inc	15,632	498
Ducommun Inc *	7,899	432
EMCOR Group Inc	18,287	2,973
Enerpac Tool Group Corp, Cl A	21,925	559
Ennis Inc	47,373	999
EnPro Industries Inc	9,536	991
ExlService Holdings Inc *	10,030	1,623
Federal Signal Corp	14,043	761
First Advantage Corp *	14,080	197
Forrester Research Inc *	10,498	340
Franklin Covey Co *	22,442	863
FTI Consulting Inc *	3,300	651
Gates Industrial Corp PLC *	52,487	729
GATX Corp	4,079	449
Genco Shipping & Trading Ltd	9,333	146
GFL Environmental Inc	40,070	1,380
Griffon Corp	12,397	397
H&E Equipment Services Inc	14,952	661
Harsco Corp *	36,576	250
Heartland Express Inc	25,330	403
Heidrick & Struggles International Inc	16,326	496
Heritage-Crystal Clean Inc *	31,866	1,135
Hexcel Corp, Cl A	11,302	771
Hub Group Inc, Cl A *	6,790	570
Hudson Technologies Inc *	95,030	830
Huron Consulting Group Inc *	39,611	3,184
Hyster-Yale Materials Handling Inc	23,681	1,181
IBEX Holdings Ltd *	13,695	334
Insperity Inc, Cl A	16,463	2,001
ITT Inc	16,060	1,386
Kennametal Inc	17,426	481
Korn Ferry	17,911	927
Landstar System Inc	7,004	1,256
LSI Industries Inc	53,446	744
Manitowoc Co Inc/The *	66,613	1,138
Marten Transport Ltd	32,477	680
Masonite International Corp *	10,679	969
MasTec Inc *	3,514	332
Mayville Engineering Co Inc *	46,210	689
McGrath RentCorp	6,903	644
MRC Global Inc *	52,617	511
Nordson Corp	5,146	1,144
Northwest Pipe Co *	16,705	522
nVent Electric PLC	14,043	603
PAM Transportation Services Inc *	24,986	715
Powell Industries Inc	25,489	1,086
Primoris Services Corp	24,088	594

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quanex Building Products Corp	25,057	$539
Radiant Logistics Inc *	124,075	814
Regal Rexnord Corp	8,355	1,176
Rush Enterprises Inc, Cl A	13,816	754
Safe Bulkers Inc	269,660	995
Shoals Technologies Group Inc, Cl A *	21,108	481
Simpson Manufacturing Co Inc	5,123	562
SP Plus Corp *	16,879	579
SPX Technologies Inc *	5,632	397
Standex International Corp	20,056	2,456
Sterling Infrastructure Inc *	52,280	1,980
Sun Country Airlines Holdings Inc *	8,150	167
Terex Corp	33,251	1,609
Tetra Tech Inc	8,615	1,266
Thermon Group Holdings Inc *	43,872	1,093
Timken Co/The	6,091	498
Titan Machinery Inc *	14,314	436
TPI Composites Inc *	16,770	219
TTEC Holdings Inc	20,712	771
UFP Industries Inc	13,252	1,053
UniFirst Corp/MA	5,563	980
V2X Inc *	13,330	529
Valmont Industries Inc	4,171	1,332
Wabash National Corp	38,700	952
WESCO International Inc	9,075	1,402
WillScot Mobile Mini Holdings Corp, Cl A *	12,606	591

		102,696
Information Technology — 13.0%
8x8 Inc *	238,890	996
A10 Networks Inc	33,569	520
ACM Research Inc, Cl A *	60,620	709
Aehr Test Systems *	14,213	441
Agilysys Inc *	17,779	1,467
Alkami Technology Inc *	48,731	617
Allegro MicroSystems Inc *	15,990	767
Altair Engineering Inc, Cl A *	11,000	793
American Software Inc/GA, Cl A	56,828	717
Amplitude Inc, Cl A *	19,220	239
Appfolio Inc, Cl A *	4,922	613
Arlo Technologies Inc *	77,260	468
Asure Software Inc *	49,202	713
Aviat Networks Inc *	15,520	535
Axcelis Technologies Inc *	12,257	1,633
AXT Inc *	74,345	296
Badger Meter Inc	6,400	780
Bel Fuse Inc, Cl B	18,593	699
Belden Inc	27,150	2,356
Box Inc, Cl A *	23,269	623
C3.ai Inc, Cl A *(A)	19,000	638
Calix Inc *	10,015	537
Cambium Networks Corp *	7,670	136
Cirrus Logic Inc *	6,109	668

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearfield Inc *	2,714	$126
Cognex Corp	20,573	1,019
Diebold Nixdorf Inc *	170,890	205
Digi International Inc *	19,012	640
Diodes Inc *	9,100	844
eGain Corp *	54,866	416
EngageSmart Inc *	33,789	650
Entegris Inc	16,409	1,346
Fabrinet *	5,765	685
Fastly Inc, Cl A *	75,500	1,341
Grid Dynamics Holdings Inc *	43,640	500
Hackett Group Inc/The	49,277	911
Harmonic Inc, Cl A *	91,968	1,342
Impinj Inc *	10,959	1,485
indie Semiconductor Inc, Cl A *	52,695	556
Insight Enterprises Inc *	5,205	744
Intapp Inc *	37,110	1,664
Iteris Inc *	136,756	641
Kimball Electronics Inc *	14,930	360
Kulicke & Soffa Industries Inc	23,706	1,249
Lattice Semiconductor Corp *	7,333	700
Littelfuse Inc	4,615	1,237
Lumentum Holdings Inc *	16,426	887
MACOM Technology Solutions Holdings Inc *	14,707	1,042
Mitek Systems Inc *	15,216	146
Model N Inc *	17,200	576
Napco Security Technologies Inc *	37,123	1,395
National Instruments Corp	17,833	935
New Relic Inc *	7,556	569
Olo Inc, Cl A *	29,960	244
PC Connection Inc	21,707	976
PDF Solutions Inc *	32,747	1,388
Photronics Inc *	227,134	3,766
Plexus Corp *	5,847	571
Porch Group Inc *	147,690	211
Power Integrations Inc	15,189	1,286
Qualys Inc *	4,061	528
Rambus Inc *	29,725	1,524
Ribbon Communications Inc *	94,170	322
Sanmina Corp *	17,104	1,043
ScanSource Inc *	5,410	165
ShotSpotter Inc *	13,576	534
Silicon Motion Technology Corp ADR	38,907	2,549
Smartsheet Inc, Cl A *	11,872	567
SPS Commerce Inc *	4,351	663
Squarespace Inc *	19,000	604
Super Micro Computer Inc *	49,659	5,291
Tenable Holdings Inc *	12,170	578
Universal Display Corp	13,947	2,164
Viavi Solutions Inc *	90,277	978
Vishay Precision Group Inc *	27,200	1,136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yext Inc *	54,500	$524

		69,784
Materials — 4.7%
Alpha Metallurgical Resources Inc	3,105	484
Aspen Aerogels Inc *	31,910	238
ATI Inc *	19,158	756
Axalta Coating Systems Ltd *	28,898	875
Cabot Corp	14,263	1,093
Carpenter Technology Corp	11,402	510
Chase Corp	6,220	651
Clearwater Paper Corp *	33,760	1,128
Commercial Metals Co, Cl A	60,617	2,964
Diversey Holdings Ltd *	25,151	204
Ecovyst Inc *	58,865	650
Element Solutions Inc	49,661	959
Haynes International Inc	21,893	1,097
Ingevity Corp *	13,802	987
Innospec Inc	11,637	1,195
Livent Corp *	59,259	1,287
Materion Corp	5,807	674
O-I Glass Inc, Cl I *	103,331	2,347
Olympic Steel Inc	17,626	920
Quaker Chemical Corp	4,842	959
Reliance Steel & Aluminum Co	6,114	1,570
Ryerson Holding Corp	16,540	602
Silgan Holdings Inc	21,610	1,160
SunCoke Energy Inc	66,740	599
Tredegar Corp	20,970	191
Valvoline Inc	34,886	1,219

		25,319
Real Estate — 1.8%
Ashford Hospitality Trust Inc *‡	39,640	127
Corporate Office Properties Trust ‡	33,968	805
eXp World Holdings Inc (A)	71,813	911
Hersha Hospitality Trust, Cl A ‡	19,630	132
Industrial Logistics Properties Trust ‡	109,943	338
Kennedy-Wilson Holdings Inc	57,512	954
National Storage Affiliates Trust ‡	24,328	1,016
Newmark Group Inc, Cl A	108,556	769
NexPoint Residential Trust Inc ‡	22,858	998
RMR Group Inc/The, Cl A	9,710	255
Ryman Hospitality Properties Inc ‡	6,986	627
STAG Industrial Inc ‡	38,927	1,317
Terreno Realty Corp ‡	17,143	1,107

		9,356
Utilities — 1.2%
Black Hills Corp, Cl A	12,481	788
Brookfield Infrastructure Corp, Cl A	26,800	1,234
Chesapeake Utilities Corp	7,955	1,018
IDACORP Inc, Cl A	9,935	1,076
Portland General Electric Co	33,990	1,662

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spire Inc	8,900	$624
Via Renewables Inc, Cl A	298	6

		6,408
Total Common Stock
(Cost $459,335) ($ Thousands)		529,413

EXCHANGE TRADED FUND — 0.1%

SPDR S&P Regional Banking ETF (A)	14,897	653

Total Exchange Traded Fund
(Cost $683) ($ Thousands)		653

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
4.740% **†(B)	1,985,679	1,986

Total Affiliated Partnership
(Cost $1,986) ($ Thousands)		1,986

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	6,919,603	6,920

Total Cash Equivalent
(Cost $6,920) ($ Thousands)		6,920

Total Investments in Securities — 100.5%
(Cost $468,924) ($ Thousands)		$538,972

SEI Institutional Managed Trust

Percentages are based on Net Assets of $536,333 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $1,986 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	529,413	–	–	529,413
Exchange Traded Fund	653	–	–	653
Affiliated Partnership	–	1,986	–	1,986
Cash Equivalent	6,920	–	–	6,920
Total Investments in Securities	536,986	1,986	–	538,972

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,751	$10,092	$(10,857)	$—	$—	$1,986	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,050	87,673	(89,803)	—	—	6,920	146	—
Totals	$11,801	$97,765	$(100,660)	$—	$—	$8,906	$155	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Value Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 5.2%
Advantage Solutions Inc *	22,958	$36
AMC Networks Inc, Cl A *	18,606	327
Cinemark Holdings Inc *	163,007	2,411
EchoStar Corp, Cl A *	11,616	212
Entravision Communications Corp, Cl A	16,827	102
IDT Corp, Cl B *	1,416	48
John Wiley & Sons Inc, Cl A	66,508	2,579
Lions Gate Entertainment Corp, Cl A *	147,658	1,635
Nexstar Media Group Inc, Cl A	35,975	6,211
Scholastic Corp, Cl B	7,838	268
Telephone and Data Systems Inc	26,718	281
Yelp Inc, Cl A *	4,612	142
Ziff Davis Inc *	54,017	4,216

		18,468
Consumer Discretionary — 13.5%
Aaron's Co Inc/The	32,783	317
American Axle & Manufacturing Holdings Inc *	70,825	553
American Eagle Outfitters Inc	154,630	2,078
Big 5 Sporting Goods Corp (A)	6,921	53
Big Lots Inc	10,080	110
Biglari Holdings Inc, Cl B *	325	55
Bloomin' Brands Inc	136,643	3,505
Bluegreen Vacations Holding Corp, Cl A	3,675	101
Brinker International Inc *	72,243	2,745
Capri Holdings Ltd *	13,195	620
Carriage Services Inc, Cl A	13,839	422
Carter's Inc	9,447	679
Cato Corp/The, Cl A	6,012	53
Chico's FAS Inc *	33,606	185
Dick's Sporting Goods Inc	7,820	1,110
Ethan Allen Interiors Inc	6,584	181
Genesco Inc *	13,164	486
G-III Apparel Group Ltd *	22,248	346

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The *	78,617	$866
Group 1 Automotive Inc	7,662	1,735
Guess? inc, Cl 3	35,748	696
H&R Block Inc	40,245	1,419
Harley-Davidson Inc, Cl A	22,288	846
Haverty Furniture Cos Inc	26,455	844
Helen of Troy Ltd *	9,343	889
KB Home	21,107	848
La-Z-Boy Inc, Cl Z	47,344	1,377
Leslie's Inc *	126,399	1,392
Lithia Motors Inc, Cl A	13,017	2,980
Macy's Inc	56,392	986
MasterCraft Boat Holdings Inc *	5,463	166
Meritage Homes Corp	12,288	1,435
Modine Manufacturing Co *	86,498	1,994
Movado Group Inc	4,903	141
ODP Corp/The *	18,103	814
Perdoceo Education Corp *	20,135	270
PVH Corp	10,100	901
Qurate Retail Inc *	103,000	102
Sally Beauty Holdings Inc *	51,779	807
Shoe Carnival Inc	1,654	42
Signet Jewelers Ltd	18,500	1,439
Sonic Automotive Inc, Cl A	22,681	1,232
Taylor Morrison Home Corp, Cl A *	29,834	1,141
Thor Industries Inc	9,367	746
Travel + Leisure Co	13,500	529
Tri Pointe Homes Inc *	78,210	1,980
Tupperware Brands Corp *	64,997	163
Universal Technical Institute Inc *	9,294	69
Upbound Group Inc	22,699	556
Urban Outfitters Inc *	60,451	1,676
Victoria's Secret & Co *	63,792	2,179
Vista Outdoor Inc *	2,670	74
Winnebago Industries Inc	18,233	1,052
Zumiez Inc *	5,830	108

		48,093
Consumer Staples — 3.9%
Cal-Maine Foods Inc	6,050	368
Coca-Cola Consolidated Inc	2,005	1,073
Energizer Holdings Inc	22,563	783
Herbalife Nutrition Ltd *	21,359	344
Ingles Markets Inc, Cl A	16,408	1,455
Ingredion Inc	13,044	1,327
Medifast Inc	6,621	686
Nature's Sunshine Products Inc *	5,446	56
Nu Skin Enterprises Inc, Cl A	3,050	120
Pilgrim's Pride Corp *	69,568	1,612
SpartanNash Co	22,908	568
Spectrum Brands Holdings Inc	42,976	2,846
Sprouts Farmers Market Inc *	47,093	1,650
US Foods Holding Corp *	21,700	802

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Village Super Market Inc, Cl A	13,897	$318

		14,008
Energy — 7.1%
Bristow Group Inc *	6,871	154
California Resources Corp	27,037	1,041
Chord Energy Corp	5,463	735
Civitas Resources Inc	13,163	900
CNX Resources Corp *	22,155	355
Comstock Resources Inc	61,920	668
Crescent Point Energy Corp	56,510	399
Delek US Holdings Inc	89,725	2,059
DHT Holdings Inc	38,336	414
DT Midstream Inc	67,400	3,327
HF Sinclair Corp	62,241	3,011
Magnolia Oil & Gas Corp, Cl A	123,435	2,701
Murphy Oil Corp	21,656	801
National Energy Services Reunited Corp *	4,990	26
NexTier Oilfield Solutions Inc *	26,000	207
Par Pacific Holdings Inc *	3,700	108
PBF Energy Inc, Cl A	23,985	1,040
PDC Energy Inc, Cl A	26,732	1,716
REX American Resources Corp *	4,644	133
SFL Corp Ltd	65,246	620
Southwestern Energy Co *	280,549	1,403
TechnipFMC PLC *	76,000	1,037
Teekay Corp *	20,000	124
Viper Energy Partners LP	3,189	89
W&T Offshore Inc *	174,023	884
World Fuel Services Corp	49,588	1,267

		25,219
Financials — 22.4%
Amalgamated Financial Corp	4,384	78
A-Mark Precious Metals Inc	5,257	182
American Equity Investment Life Holding Co	65,412	2,387
Apollo Commercial Real Estate Finance Inc ‡	26,004	242
Arbor Realty Trust Inc ‡	65,836	756
Associated Banc-Corp	70,672	1,271
Axis Capital Holdings Ltd	15,008	818
B Riley Financial Inc (A)	11,672	331
Banco Latinoamericano de Comercio Exterior SA, Cl E	37,823	657
Bank OZK	24,568	840
BankUnited Inc	111,811	2,525
Bankwell Financial Group Inc	1,565	39
Banner Corp	11,870	645
Bar Harbor Bankshares	4,295	114
BayCom Corp	4,440	76
BCB Bancorp Inc	4,000	52
Berkshire Hills Bancorp Inc	32,500	814
BGC Partners Inc, Cl A	568,809	2,975

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blue Ridge Bankshares Inc	5,776	$59
BrightSpire Capital Inc, Cl A ‡	60,274	356
Business First Bancshares Inc	5,863	100
Camden National Corp	20,223	732
Capital Bancorp Inc	2,753	46
Carlyle Secured Lending Inc	37,000	504
Carter Bankshares Inc *	7,203	101
Cathay General Bancorp	36,652	1,265
Central Pacific Financial Corp	31,526	564
Civista Bancshares Inc	4,598	78
CNB Financial Corp/PA	5,063	97
CNO Financial Group Inc	209,057	4,639
Columbia Banking System Inc	119,961	2,570
Comerica Inc	12,800	556
Community Trust Bancorp Inc	10,140	385
Crawford & Co, Cl A	5,820	49
CrossFirst Bankshares Inc *	11,080	116
Customers Bancorp Inc *	10,152	188
Donnelley Financial Solutions Inc *	25,508	1,042
Enova International Inc *	5,055	225
Enterprise Bancorp Inc	2,900	91
Euronet Worldwide Inc *	16,895	1,891
EZCORP Inc, Cl A *	15,751	135
Federated Hermes Inc, Cl B	26,381	1,059
Financial Institutions Inc	4,854	94
First American Financial Corp	10,366	577
First Bank/Hamilton NJ	4,774	48
First Busey Corp	47,931	975
First Business Financial Services Inc	2,400	73
First Commonwealth Financial Corp	159,357	1,981
First Financial Corp/IN	13,031	488
First Foundation Inc	15,500	115
First Guaranty Bancshares Inc	2,368	37
First Internet Bancorp	3,003	50
First Merchants Corp	55,053	1,814
Flushing Financial Corp	47,072	701
FNB Corp/PA	209,969	2,436
FS KKR Capital Corp	29,785	551
Fulton Financial Corp	61,083	844
Genworth Financial Inc, Cl A *	237,298	1,191
Golub Capital BDC Inc	46,500	630
Great Southern Bancorp Inc	6,917	351
Green Dot Corp, Cl A *	13,500	232
Greenlight Capital Re Ltd, Cl A *	9,121	86
Hancock Whitney Corp, Cl A	30,065	1,094
Hanmi Financial Corp	29,402	546
Hercules Capital Inc, Cl A (A)	47,609	614
Hilltop Holdings Inc	16,789	498
HomeStreet Inc	25,397	457
HomeTrust Bancshares Inc	4,006	98
Hope Bancorp Inc	114,753	1,127
Horizon Bancorp Inc/IN	1,050	12

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	6,278	$112
Invesco Mortgage Capital Inc ‡	19,075	212
Jackson Financial Inc, Cl A	21,629	809
Ladder Capital Corp, Cl A ‡	59,500	562
LendingClub Corp *	30,639	221
Lincoln National Corp	84,642	1,902
Mercantile Bank Corp	4,399	134
Merchants Bancorp/IN	5,977	156
Metropolitan Bank Holding Corp *	3,100	105
MGIC Investment Corp	61,442	825
Mid Penn Bancorp Inc	4,546	116
Midland States Bancorp Inc	6,502	139
MidWestOne Financial Group Inc	4,386	107
MVB Financial Corp	3,000	62
Navient Corp	58,190	930
New Mountain Finance Corp	35,378	431
OceanFirst Financial Corp	16,218	300
OFG Bancorp	79,694	1,988
Old National Bancorp/IN, Cl A	156,502	2,257
Oppenheimer Holdings Inc, Cl A	4,859	190
Orrstown Financial Services Inc	3,530	70
Oscar Health Inc, Cl A *	5,967	39
Pacific Premier Bancorp Inc	52,393	1,258
PacWest Bancorp (A)	140,860	1,371
Pathward Financial Inc	8,006	332
Paysafe Ltd *	9,033	156
PCB Bancorp	3,500	51
Peapack-Gladstone Financial Corp	5,631	167
PennantPark Investment Corp	59,908	316
PennyMac Financial Services Inc	19,118	1,140
Peoples Bancorp Inc/OH	15,990	412
Peoples Financial Services Corp	840	36
Popular Inc	17,949	1,030
Provident Bancorp Inc	4,672	32
QCR Holdings Inc	4,792	210
Radian Group Inc	85,163	1,882
RBB Bancorp	4,906	76
Redwood Trust Inc ‡	43,651	294
Republic Bancorp Inc/KY, Cl A	9,707	412
Republic First Bancorp Inc *	17,661	24
Rithm Capital Corp ‡	113,008	904
Sierra Bancorp	4,509	78
Simmons First National Corp, Cl A	38,404	672
SiriusPoint Ltd *	28,661	233
Sixth Street Specialty Lending Inc	33,800	618
SmartFinancial Inc	2,250	52
South Plains Financial Inc	3,417	73
Starwood Property Trust Inc ‡	156,977	2,777
Summit Financial Group Inc	3,604	75
Synovus Financial Corp	20,383	628
Third Coast Bancshares Inc *	4,000	63
TowneBank	20,236	539

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Two Harbors Investment Corp ‡	11,596	$171
Victory Capital Holdings Inc, Cl A	19,500	571
Washington Federal Inc	28,112	847
Zions Bancorp NA	45,396	1,359

		79,896
Health Care — 6.5%
AbCellera Biologics Inc *	1,480	11
AMN Healthcare Services Inc *	38,720	3,212
Amneal Pharmaceuticals Inc *	99,560	138
Arcus Biosciences Inc *	8,877	162
Avanos Medical Inc *	20,455	608
Catalyst Pharmaceuticals Inc *	19,933	331
Co-Diagnostics Inc *	10,330	15
Collegium Pharmaceutical Inc *	39,267	942
Computer Programs and Systems Inc *	19,696	595
Corcept Therapeutics Inc *	4,347	94
Cross Country Healthcare Inc *	101,251	2,260
Dynavax Technologies Corp *	35,122	345
Eagle Pharmaceuticals Inc/DE *	3,432	97
Emergent BioSolutions Inc *	18,367	190
Enovis Corp *	38,602	2,065
Exelixis Inc *	43,393	842
Fulgent Genetics Inc *	6,500	203
Innoviva Inc *	17,595	198
Integra LifeSciences Holdings Corp *	31,184	1,790
Ironwood Pharmaceuticals Inc, Cl A *	149,808	1,576
iTeos Therapeutics Inc *	7,004	95
LivaNova PLC *	23,056	1,005
NextGen Healthcare Inc *	1,004	17
Organon & Co	30,000	706
Pediatrix Medical Group Inc *	23,879	356
Premier Inc, Cl A	27,248	882
Prestige Consumer Healthcare Inc, Cl A *	21,072	1,320
QuidelOrtho Corp *	13,244	1,180
Select Medical Holdings Corp	46,496	1,202
SIGA Technologies Inc *	13,000	75
Vanda Pharmaceuticals Inc *	17,220	117
Varex Imaging Corp *	4,500	82
Veradigm Inc *	20,048	262
Zimvie Inc *	5,861	42

		23,015
Industrials — 14.9%
ABM Industries Inc	56,717	2,549
ACCO Brands Corp	510,841	2,718
AerSale Corp *	4,881	84
Alaska Air Group Inc *	15,633	656
Allison Transmission Holdings Inc	24,064	1,089
Apogee Enterprises Inc	14,704	636
ArcBest Corp	14,630	1,352
Argan Inc	754	31
Atkore Inc *	13,535	1,901

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boise Cascade Co	11,348	$718
BWX Technologies Inc, Cl W	56,937	3,589
Conduent Inc *	52,230	179
CoreCivic Inc *‡	22,280	205
Covenant Logistics Group Inc, Cl A	3,450	122
CSG Systems International Inc	15,466	831
Deluxe Corp	12,713	203
Eagle Bulk Shipping Inc	3,395	155
EMCOR Group Inc	4,045	658
Encore Wire Corp	11,356	2,105
Ennis Inc	21,905	462
Esab Corp	39,045	2,306
Fluor Corp *	10,509	325
Genco Shipping & Trading Ltd	6,414	100
GXO Logistics Inc *	63,299	3,194
Heidrick & Struggles International Inc	5,834	177
Hillenbrand Inc	11,392	541
Hub Group Inc, Cl A *	724	61
Interface Inc, Cl A	38,264	311
Kaman Corp, Cl A	33,906	775
KAR Auction Services Inc *	171,144	2,341
Kelly Services Inc, Cl A	29,293	486
Kennametal Inc	13,020	359
ManpowerGroup Inc	6,913	571
Matson Inc	9,719	580
MDU Resources Group Inc	25,108	765
Moog Inc, Cl A	12,159	1,225
Mueller Industries Inc	24,390	1,792
Park-Ohio Holdings Corp	11,604	140
Primoris Services Corp	26,839	662
Quanex Building Products Corp	7,497	161
Resources Connection Inc	4,918	84
Ritchie Bros Auctioneers Inc	17,286	973
Rush Enterprises Inc, Cl A	17,288	944
Ryder System Inc	15,874	1,417
Safe Bulkers Inc	26,340	97
SkyWest Inc *	8,046	178
Terex Corp	36,794	1,780
Timken Co/The	14,464	1,182
Titan International Inc *	15,000	157
Titan Machinery Inc *	5,729	174
Triton International Ltd	23,720	1,500
TrueBlue Inc *	13,004	231
Tutor Perini Corp *	11,956	74
UFP Industries Inc	3,153	251
V2X Inc *	593	24
Verra Mobility Corp, Cl A *	132,879	2,248
Wabash National Corp	44,196	1,087
Werner Enterprises Inc	23,723	1,079
WESCO International Inc	13,054	2,017
XPO Inc *	9,499	303

		52,915

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 9.6%
ACI Worldwide Inc *	43,431	$1,172
Adeia Inc	29,641	263
Amkor Technology Inc	108,210	2,816
Avnet Inc	29,289	1,324
Benchmark Electronics Inc	26,198	621
Cirrus Logic Inc *	10,817	1,183
Consensus Cloud Solutions Inc *	25,304	862
Diodes Inc *	15,413	1,430
Insight Enterprises Inc *	5,915	845
Jabil Inc	30,253	2,667
Methode Electronics Inc	10,375	455
NCR Corp *	32,204	760
NetScout Systems Inc *	6,016	172
Photronics Inc *	165,203	2,739
Rimini Street Inc *	7,468	31
Sanmina Corp *	50,058	3,053
ScanSource Inc *	15,259	464
Silicon Motion Technology Corp ADR	28,889	1,893
Super Micro Computer Inc *	34,265	3,651
TD SYNNEX Corp	8,893	861
Teledyne Technologies Inc *	3,474	1,554
TTM Technologies Inc *	53,829	726
Unisys Corp *	8,449	33
Verint Systems Inc *	89,422	3,330
Vishay Intertechnology Inc	38,941	881
Xerox Holdings Corp	27,788	428

		34,214
Materials — 8.6%
AdvanSix Inc	23,393	895
Alpha Metallurgical Resources Inc	2,250	351
Ashland Inc	32,467	3,335
Axalta Coating Systems Ltd *	114,882	3,480
Chemours Co/The	20,292	608
Clearwater Paper Corp *	4,378	146
Commercial Metals Co, Cl A	81,766	3,998
FMC Corp	27,142	3,315
FutureFuel Corp	8,285	61
Greif Inc, Cl A	26,208	1,661
Huntsman Corp	37,937	1,038
Ingevity Corp *	9,734	696
Koppers Holdings Inc	23,760	831
Kronos Worldwide Inc	1,434	13
Louisiana-Pacific Corp	11,888	644
Mativ Holdings Inc	22,418	481
Minerals Technologies Inc	1,186	72
O-I Glass Inc, Cl I *	47,243	1,073
Rayonier Advanced Materials Inc *	3,940	25
Silgan Holdings Inc	123,208	6,613
SunCoke Energy Inc	88,096	791
TimkenSteel Corp *	7,730	142
Valhi Inc	1,055	18

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Warrior Met Coal Inc	12,359	$454

		30,741
Real Estate — 6.0%
Acadia Realty Trust ‡	1,711	24
Alexander & Baldwin Inc ‡	9,957	188
American Assets Trust Inc ‡	28,681	533
Anywhere Real Estate Inc *	29,998	158
Apple Hospitality REIT Inc ‡	52,276	811
Brandywine Realty Trust ‡	55,921	265
Brixmor Property Group Inc ‡	29,107	626
Chatham Lodging Trust ‡	44,725	469
City Office REIT Inc ‡	40,274	278
CTO Realty Growth Inc ‡	4,895	84
DiamondRock Hospitality Co ‡	6,594	54
Diversified Healthcare Trust ‡	48,583	66
Douglas Elliman Inc	25,262	79
EPR Properties, Cl A ‡	23,636	901
Equity Commonwealth *‡	63,739	1,320
Forestar Group Inc *	5,053	79
Franklin Street Properties Corp ‡	86,591	136
Gaming and Leisure Properties Inc ‡	93,499	4,868
Global Net Lease Inc ‡	56,412	725
Hersha Hospitality Trust, Cl A ‡	9,104	61
Industrial Logistics Properties Trust ‡	36,893	113
Kite Realty Group Trust ‡	32,262	675
LXP Industrial Trust, Cl B ‡	3,503	36
Marcus & Millichap Inc	3,088	99
Medical Properties Trust Inc ‡	253,654	2,085
Newmark Group Inc, Cl A	188,137	1,332
Office Properties Income Trust ‡	18,671	230
Paramount Group Inc ‡	2,496	11
Pebblebrook Hotel Trust ‡	4,360	61
Piedmont Office Realty Trust Inc, Cl A ‡	64,119	468
PotlatchDeltic Corp ‡	15,171	751
RLJ Lodging Trust ‡	16,338	173
Sabra Health Care Inc ‡	111,299	1,280
Service Properties Trust ‡	45,487	453
SITE Centers Corp ‡	4,500	55
Summit Hotel Properties Inc ‡	4,100	29
Sunstone Hotel Investors Inc ‡	17,789	176
Tanger Factory Outlet Centers Inc ‡	58,286	1,144
Uniti Group Inc ‡	91,739	326
Urstadt Biddle Properties Inc, Cl A ‡	8,782	154
Xenia Hotels & Resorts Inc ‡	5,651	74

		21,450
Utilities — 0.8%
National Fuel Gas Co	26,315	1,519
Northwest Natural Holding Co	6,625	315

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	2,420	$175
Portland General Electric Co	3,596	176
UGI Corp	12,300	428
Unitil Corp	1,587	90
Via Renewables Inc, Cl A	857	16

		2,719
Total Common Stock
(Cost $299,283) ($ Thousands)		350,738

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
4.740% **†(B)	2,391,488	2,394

Total Affiliated Partnership
(Cost $2,392) ($ Thousands)		2,394

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	5,279,314	5,279

Total Cash Equivalent
(Cost $5,279) ($ Thousands)		5,279

Total Investments in Securities — 100.7%
(Cost $306,954) ($ Thousands)		$358,411

Percentages are based on Net Assets of $355,906 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $2,394 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	350,738	–	–	350,738
Affiliated Partnership	–	2,394	–	2,394
Cash Equivalent	5,279	–	–	5,279
Total Investments in Securities	356,017	2,394	–	358,411

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$675	$4,974	$(3,255)	$—	$—	$2,394	$5	$—
SEI Daily Income Trust, Government Fund, Institutional Class	10,063	52,549	(57,333)	—	—	5,279	106	—
Totals	$10,738	$57,523	$(60,588)	$—	$—	$7,673	$111	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 3.6%
Bandwidth Inc, Cl A *	27,327	$415
Bumble Inc, Cl A *	19,566	383
Cargurus Inc, Cl A *	121,722	2,274
Cars.com Inc *	29,686	573
EverQuote Inc, Cl A *	32,566	453
Gogo Inc *	9,322	135
Integral Ad Science Holding Corp *	45,855	654
Iridium Communications Inc	23,302	1,443
Reservoir Media Inc *(A)	161,636	1,054
Shutterstock Inc	16,609	1,206
Stagwell Inc, Cl A *	76,341	566
TechTarget Inc *	13,869	501
Yelp Inc, Cl A *	8,808	270
ZipRecruiter Inc, Cl A *	104,754	1,670

		11,597
Consumer Discretionary — 13.3%
Academy Sports & Outdoors Inc	26,444	1,726
American Eagle Outfitters Inc	44,162	594
Asbury Automotive Group Inc *	3,248	682
AutoNation Inc *	5,059	680
Bloomin' Brands Inc	17,613	452
Boot Barn Holdings Inc *	8,812	675
Bowlero Corp *	51,506	873
Boyd Gaming Corp	2,419	155
Brinker International Inc *	10,988	418
Canada Goose Holdings Inc *(A)	48,331	930
Cavco Industries Inc *	1,905	605
Clarus Corp	59,446	562
Crocs Inc *	20,653	2,611
Dave & Buster's Entertainment Inc *	5,753	212
Deckers Outdoor Corp *	1,939	872
Dick's Sporting Goods Inc	4,913	697
Dillard's Inc, Cl A	1,479	455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duolingo Inc, Cl A *	6,937	$989
Ethan Allen Interiors Inc	3,390	93
Everi Holdings Inc *	53,473	917
Farfetch Ltd, Cl A *	124,414	611
Foot Locker Inc, Cl A	17,710	703
Frontdoor Inc *	57,107	1,592
Grand Canyon Education Inc *	10,370	1,181
Green Brick Partners Inc *	19,486	683
Group 1 Automotive Inc	2,668	604
Hanesbrands Inc *	80,026	421
Installed Building Products Inc	4,826	550
International Game Technology PLC	23,241	623
Lovesac Co/The *	6,292	182
MasterCraft Boat Holdings Inc *	13,709	417
Modine Manufacturing Co *	51,726	1,192
Movado Group Inc	8,598	247
Murphy USA Inc	2,777	717
NEOGAMES SA *	102,303	1,555
Oxford Industries Inc, Cl A	7,948	839
PlayAGS Inc *	186,766	1,335
Red Robin Gourmet Burgers Inc *	42,905	614
Sally Beauty Holdings Inc *	92,264	1,437
SeaWorld Entertainment Inc *	4,963	304
Signet Jewelers Ltd	5,584	434
Skechers USA Inc, Cl A *	51,209	2,434
Skyline Champion Corp *	23,280	1,751
Stoneridge Inc *	76,189	1,425
Stride Inc *	17,284	678
Target Hospitality Corp *	39,382	518
Taylor Morrison Home Corp, Cl A *	13,029	499
Texas Roadhouse Inc, Cl A	4,174	451
Vista Outdoor Inc *	12,660	351
Visteon Corp *	9,712	1,523
Wynn Resorts Ltd *	7,555	846
Xponential Fitness Inc, Cl A *	23,542	716

		42,631
Consumer Staples — 5.0%
Andersons Inc/The	5,126	212
Beauty Health Co/The *	115,516	1,459
BellRing Brands Inc *	27,331	929
Cal-Maine Foods Inc	7,968	485
Celsius Holdings Inc *	6,949	646
Chefs' Warehouse Inc/The *	13,997	477
Coca-Cola Consolidated Inc	568	304
Coty Inc, Cl A *	78,342	945
elf Beauty Inc *	26,040	2,144
Hostess Brands Inc, Cl A *	30,081	748
Inter Parfums Inc	13,492	1,919
John B Sanfilippo & Son Inc	6,369	617
MGP Ingredients Inc	9,579	927
Performance Food Group Co *	11,108	670
Primo Water Corp	40,770	626

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpartanNash Co	11,315	$281
Turning Point Brands Inc	92,757	1,948
Vita Coco Co Inc/The *	40,733	799

		16,136
Energy — 5.3%
Archrock Inc	66,065	646
Borr Drilling Ltd *	117,887	894
Chord Energy Corp	2,202	296
Civitas Resources Inc	10,479	716
CVR Energy Inc	14,388	472
DHT Holdings Inc	54,622	591
Earthstone Energy Inc, Cl A *	16,120	210
Expro Group Holdings NV *	29,038	533
Frontline PLC	5,767	96
Helix Energy Solutions Group Inc *	124,677	965
Liberty Energy Inc, Cl A	40,993	525
Nabors Industries Ltd *	2,807	342
NexTier Oilfield Solutions Inc *	36,432	290
Noble Corp PLC *	17,666	697
Nordic American Tankers Ltd	157,184	622
Northern Oil and Gas Inc	21,747	660
Oceaneering International Inc, Cl A *	43,670	770
Par Pacific Holdings Inc *	51,793	1,512
PBF Energy Inc, Cl A	14,082	611
PDC Energy Inc, Cl A	7,484	480
Peabody Energy Corp *	12,521	321
Permian Resources Corp, Cl A	91,246	958
RPC Inc	58,870	453
Select Energy Services Inc, Cl A	10,362	72
SFL Corp Ltd	19,621	186
Tidewater Inc *	23,853	1,051
US Silica Holdings Inc *	31,854	380
Viper Energy Partners LP	14,402	403
Weatherford International PLC *	22,749	1,350

		17,102
Financials — 7.7%
Amerant Bancorp Inc, Cl A	5,820	127
Artisan Partners Asset Management Inc, Cl A	11,876	380
Associated Banc-Corp	22,245	400
Axos Financial Inc *	9,347	345
Bancorp Inc/The *	9,564	266
Banner Corp	8,437	459
BGC Partners Inc, Cl A	197,214	1,031
Blackstone Mortgage Trust Inc, Cl A ‡	16,735	299
City Holding Co	998	91
CNO Financial Group Inc	22,623	502
Customers Bancorp Inc *	11,593	215
Donnelley Financial Solutions Inc *	6,564	268
Eagle Bancorp Inc	9,259	310
Employers Holdings Inc	8,749	365

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enova International Inc *	23,150	$1,029
Enterprise Financial Services Corp	17,459	778
First Bank/Hamilton NJ	11,277	114
First Commonwealth Financial Corp	32,753	407
First Financial Bancorp	19,426	423
Fulton Financial Corp	50,504	698
Hanmi Financial Corp	22,899	425
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	6,871	196
Heartland Financial USA Inc	11,845	454
Heritage Financial Corp/WA	6,542	140
Houlihan Lokey Inc, Cl A	6,857	600
International Money Express Inc *	73,961	1,907
Kinsale Capital Group Inc	4,603	1,382
Mr Cooper Group Inc *	29,428	1,206
Navient Corp	18,169	290
NerdWallet Inc, Cl A *	34,718	562
OceanFirst Financial Corp	18,721	346
Orrstown Financial Services Inc	5,121	102
Payoneer Global Inc *	100,955	634
PennyMac Financial Services Inc	1,509	90
Preferred Bank/Los Angeles CA	9,084	498
Remitly Global Inc *	60,665	1,028
RenaissanceRe Holdings Ltd	4,053	812
RLI Corp	7,211	958
S&T Bancorp Inc	17,015	535
Selective Insurance Group Inc	4,619	440
Shift4 Payments Inc, Cl A *	11,910	903
Victory Capital Holdings Inc, Cl A	14,137	414
Voya Financial Inc	8,847	632
Washington Federal Inc	17,308	521
WisdomTree Inc	208,395	1,221

		24,803
Health Care — 20.3%
4D Molecular Therapeutics Inc *	32,306	555
89bio Inc *	36,087	550
ACADIA Pharmaceuticals Inc *	30,552	575
Addus HomeCare Corp *	4,273	456
ADMA Biologics Inc *	163,076	540
Akero Therapeutics Inc *	12,248	469
Alkermes PLC *	15,005	423
AMN Healthcare Services Inc *	3,532	293
Amphastar Pharmaceuticals Inc *	20,825	781
Amylyx Pharmaceuticals Inc *	16,245	477
Arbutus Biopharma Corp *	73,832	224
Arcellx Inc *	32,925	1,014
Artivion Inc *	46,721	612
Arvinas Inc *	19,341	528
Assertio Holdings Inc *	98,749	629
Aurinia Pharmaceuticals Inc *	46,126	506
Avid Bioservices Inc *	19,092	358
Axogen Inc *	41,733	394

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axonics Inc *	10,215	$557
Biomea Fusion Inc *	17,568	545
Bridgebio Pharma Inc *	47,348	785
C4 Therapeutics Inc *	77,945	245
CareDx Inc *	21,007	192
Catalyst Pharmaceuticals Inc *	49,429	820
Celldex Therapeutics Inc *	14,177	510
Certara Inc *	68,919	1,662
Chinook Therapeutics Inc *	31,747	735
Collegium Pharmaceutical Inc *	23,024	552
CorVel Corp *	1,759	335
Cross Country Healthcare Inc *	14,340	320
DICE Therapeutics Inc *	22,859	655
Eagle Pharmaceuticals Inc/DE *	12,083	343
Ensign Group Inc/The	6,807	650
Erasca Inc *	85,761	258
Haemonetics Corp *	8,308	688
Halozyme Therapeutics Inc *	9,033	345
Harmony Biosciences Holdings Inc *	11,007	359
Harrow Health Inc *	36,300	768
HealthEquity Inc *	37,716	2,214
Heron Therapeutics Inc *	164,901	249
Hims & Hers Health Inc *	104,653	1,038
ImmunoGen Inc *	15,787	61
Inhibrx Inc *	26,446	499
Intercept Pharmaceuticals Inc *	39,193	526
Ironwood Pharmaceuticals Inc, Cl A *	44,101	464
iTeos Therapeutics Inc *	7,324	100
IVERIC bio Inc *	25,785	627
Kiniksa Pharmaceuticals Ltd, Cl A *	72,398	779
Krystal Biotech Inc *	7,630	611
Lantheus Holdings Inc *	34,585	2,855
Ligand Pharmaceuticals Inc *	6,361	468
Madrigal Pharmaceuticals Inc *	3,248	787
MaxCyte Inc *	155,225	768
Medpace Holdings Inc *	6,554	1,232
Merit Medical Systems Inc *	50,414	3,728
Natera Inc *	13,288	738
NeoGenomics Inc *	35,265	614
Nevro Corp *	19,140	692
NextGen Healthcare Inc *	38,514	671
Nuvalent Inc, Cl A *	19,005	496
Omnicell Inc *	15,435	906
Option Care Health Inc *	14,441	459
Paragon 28 Inc *	49,522	845
Pediatrix Medical Group Inc *	52,442	782
Penumbra Inc *	2,258	629
Phreesia Inc *	22,792	736
Pliant Therapeutics Inc *	17,835	474
PMV Pharmaceuticals Inc *	94,804	452
Prestige Consumer Healthcare Inc, Cl A *	8,212	514
Prometheus Biosciences Inc *	9,092	976

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prothena Corp PLC *	12,508	$606
QuidelOrtho Corp *	38,565	3,436
Relay Therapeutics Inc *	28,142	464
Revance Therapeutics Inc *	38,208	1,231
Shockwave Medical Inc *	3,381	733
Sight Sciences Inc *	68,908	602
Silk Road Medical Inc *	15,801	618
Sonendo Inc *	139,610	279
SpringWorks Therapeutics Inc *	24,732	637
STAAR Surgical Co *	1,352	86
Supernus Pharmaceuticals Inc *	46,888	1,699
Tenet Healthcare Corp *	8,951	532
TG Therapeutics Inc *	43,599	656
TransMedics Group Inc *	16,956	1,284
UFP Technologies Inc *	6,832	887
Vaxcyte Inc *	16,734	627
Ventyx Biosciences Inc *	19,038	638
Veracyte Inc *	32,101	716
Veradigm Inc *	12,411	162
Viking Therapeutics Inc *	69,497	1,157
Viridian Therapeutics Inc *	18,060	459

		65,207
Industrials — 22.0%
AAON Inc	17,251	1,668
ACV Auctions Inc, Cl A *	199,825	2,580
Alamo Group Inc	3,884	715
Alight Inc, Cl A *	288,243	2,655
Allegiant Travel Co, Cl A *	4,666	429
Apogee Enterprises Inc	12,442	538
Applied Industrial Technologies Inc, Cl A	12,198	1,734
Arcosa Inc	8,649	546
Atkore Inc *	14,035	1,972
Avis Budget Group Inc *	1,439	280
Barrett Business Services Inc	4,450	394
Beacon Roofing Supply Inc *	19,148	1,127
Boise Cascade Co	4,541	287
Byrna Technologies Inc *	122,117	927
CBIZ Inc *	11,167	553
Cimpress PLC *	16,514	724
Clean Harbors Inc *	5,173	737
Comfort Systems USA Inc	13,100	1,912
Crane NXT Co	6,622	752
Dycom Industries Inc *	8,835	827
EMCOR Group Inc	9,075	1,475
Encore Wire Corp	3,802	705
Ennis Inc	4,669	98
ESCO Technologies Inc	4,978	475
Evoqua Water Technologies Corp *	15,408	766
ExlService Holdings Inc *	11,624	1,881
Federal Signal Corp	16,903	916
Forrester Research Inc *	37,608	1,217
Forward Air Corp	17,010	1,833

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Covey Co *	2,081	$80
FTI Consulting Inc *	4,249	838
GMS Inc *	6,076	352
Griffon Corp	29,718	951
H&E Equipment Services Inc	12,810	567
Heartland Express Inc	44,675	711
Helios Technologies Inc	6,705	438
Herc Holdings Inc	2,749	313
Heritage-Crystal Clean Inc *	77,579	2,763
Hillenbrand Inc	11,225	533
Hub Group Inc, Cl A *	4,523	380
Hudson Technologies Inc *	299,314	2,613
Huron Consulting Group Inc *	16,797	1,350
ICF International Inc, Cl A	1,240	136
Janus International Group Inc *	38,752	382
John Bean Technologies Corp, Cl A	10,630	1,162
Kadant Inc	4,890	1,020
Kirby Corp *	27,819	1,939
Korn Ferry	8,422	436
Legalzoom.com Inc *	124,814	1,171
Matson Inc	21,177	1,264
Maxar Technologies Inc	4,476	229
McGrath RentCorp	3,943	368
MYR Group Inc *	1,829	230
NOW Inc *	57,259	638
nVent Electric PLC	17,520	752
Quanex Building Products Corp	11,556	249
Ritchie Bros Auctioneers Inc	50,659	2,852
Rocket Lab USA Inc *	106,971	432
Rush Enterprises Inc, Cl A	15,765	861
Shoals Technologies Group Inc, Cl A *	15,529	354
SP Plus Corp *	43,928	1,506
SPX Technologies Inc *	10,241	723
Sterling Infrastructure Inc *	22,016	834
Sun Country Airlines Holdings Inc *	20,961	430
Tennant Co	22,508	1,542
Terex Corp	23,760	1,149
Thermon Group Holdings Inc *	24,360	607
Timken Co/The	8,875	725
Titan Machinery Inc *	21,824	665
Transcat Inc *	1,095	98
TriNet Group Inc *	9,013	726
TrueBlue Inc *	30,318	540
UniFirst Corp/MA	2,102	370
Wabash National Corp	46,712	1,149
WESCO International Inc	4,657	720
WillScot Mobile Mini Holdings Corp, Cl A *	38,920	1,825

		70,696
Information Technology — 15.5%
8x8 Inc *	183,693	766
A10 Networks Inc	21,880	339
ADTRAN Holdings Inc	29,313	465

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aehr Test Systems *	21,743	$674
Agilysys Inc *	12,055	995
Alkami Technology Inc *	108,451	1,373
Allegro MicroSystems Inc *	48,085	2,308
Altair Engineering Inc, Cl A *	21,552	1,554
Asure Software Inc *	42,719	619
Axcelis Technologies Inc *	15,735	2,097
Badger Meter Inc	12,903	1,572
Belden Inc	19,361	1,680
Blackbaud Inc, Cl A *	6,651	461
Box Inc, Cl A *	12,166	326
C3.ai Inc, Cl A *(A)	20,430	686
Cirrus Logic Inc *	8,704	952
Clearfield Inc *	4,484	209
Consensus Cloud Solutions Inc *	54,493	1,858
Digi International Inc *	12,645	426
EngageSmart Inc *	21,821	420
Everbridge Inc *	9,734	337
Extreme Networks Inc *	64,666	1,236
Fabrinet *	5,382	639
Fastly Inc, Cl A *	46,367	823
Hackett Group Inc/The	6,806	126
Impinj Inc *	17,694	2,398
indie Semiconductor Inc, Cl A *	65,986	696
Insight Enterprises Inc *	6,762	967
Intapp Inc *	27,628	1,239
Lattice Semiconductor Corp *	9,862	942
MACOM Technology Solutions Holdings Inc *	1,488	105
Mirion Technologies Inc, Cl A *	184,678	1,577
Model N Inc *	20,993	703
Momentive Global Inc *	118,814	1,107
Monday.com Ltd *	6,096	870
Napco Security Technologies Inc *	22,140	832
New Relic Inc *	9,322	702
PagerDuty Inc *	39,507	1,382
PDF Solutions Inc *	17,771	754
Plexus Corp *	3,288	321
Qualys Inc *	11,052	1,437
Rambus Inc *	32,948	1,689
Sanmina Corp *	35,139	2,143
Silicon Laboratories Inc *	2,426	425
Smartsheet Inc, Cl A *	15,797	755
SPS Commerce Inc *	9,318	1,419
Squarespace Inc *	24,220	769
Sumo Logic Inc *	44,661	535
Super Micro Computer Inc *	13,121	1,398
Universal Display Corp	4,287	665
Varonis Systems Inc, Cl B *	15,795	411
Yext Inc *	59,980	576

		49,758

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 3.2%
American Vanguard Corp, Cl B	4,806	$105
ATI Inc *	41,549	1,640
Carpenter Technology Corp	14,243	637
Clearwater Paper Corp *	8,984	300
Commercial Metals Co, Cl A	14,688	718
Ecovyst Inc *	50,217	555
Innospec Inc	3,894	400
Kronos Worldwide Inc	10,538	97
Livent Corp *	49,152	1,068
Materion Corp	7,426	861
O-I Glass Inc, Cl I *	71,052	1,614
Orion Engineered Carbons SA	32,241	841
Ranpak Holdings Corp, Cl A *	141,167	737
Silgan Holdings Inc	14,400	773

		10,346
Real Estate — 1.9%
Alexander & Baldwin Inc ‡	5,139	97
Armada Hoffler Properties Inc ‡	30,753	363
DiamondRock Hospitality Co ‡	52,142	424
Equity Commonwealth *‡	14,574	302
Essential Properties Realty Trust Inc ‡	18,857	468
Independence Realty Trust Inc ‡	64,169	1,029
Kennedy-Wilson Holdings Inc	23,573	391
Kite Realty Group Trust ‡	18,624	390
LTC Properties Inc ‡	13,041	458
Newmark Group Inc, Cl A	33,010	234
Plymouth Industrial REIT Inc ‡	20,392	428
SITE Centers Corp ‡	64,434	791
Tanger Factory Outlet Centers Inc ‡	26,231	515
Uniti Group Inc ‡	33,236	118

		6,008
Utilities — 0.9%
ALLETE Inc	7,013	452
Clearway Energy Inc, Cl C	10,956	343
New Jersey Resources Corp	10,251	545
Northwest Natural Holding Co	8,550	407
Otter Tail Corp	10,130	732
Portland General Electric Co	8,353	408

		2,887
Total Common Stock
(Cost $286,751) ($ Thousands)		317,171

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
4.740% **†(B)	2,117,608	$2,113

Total Affiliated Partnership
(Cost $2,117) ($ Thousands)		2,113

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	4,893,949	4,894

Total Cash Equivalent
(Cost $4,894) ($ Thousands)		4,894

Total Investments in Securities — 100.9%
(Cost $293,762) ($ Thousands)		$324,178

Percentages are based on Net Assets of $321,322 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $2,113 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	317,171	–	–	317,171
Affiliated Partnership	–	2,113	–	2,113
Cash Equivalent	4,894	–	–	4,894
Total Investments in Securities	322,065	2,113	–	324,178

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,740	$23,370	$(24,998)	$1	$—	$2,113	$33	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,614	39,869	(41,589)	—	—	4,894	77	—
Totals	$10,354	$63,239	$(66,587)	$1	$—	$7,007	$110	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations. The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Small/Mid Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 5.8%
ATN International Inc	16,608	$680
Cinemark Holdings Inc *	442,178	6,540
Cogent Communications Holdings Inc	18,392	1,172
EchoStar Corp, Cl A *	14,096	258
Electronic Arts Inc	2,290	276
IAC Inc *	3,105	160
Interpublic Group of Cos Inc/The	24,754	922
Iridium Communications Inc	9,732	603
John Wiley & Sons Inc, Cl A	54,927	2,129
Lions Gate Entertainment Corp, Cl A *	407,462	4,511
Match Group Inc *	1,449	56
Nexstar Media Group Inc, Cl A	68,960	11,907
Ooma Inc *	8,203	103
Playstudios Inc *	29,700	109
Shutterstock Inc	14,686	1,066
Take-Two Interactive Software Inc, Cl A *	3,431	409
World Wrestling Entertainment Inc, Cl A	47,069	4,295
Ziff Davis Inc *	144,668	11,291

		46,487
Consumer Discretionary — 9.3%
Advance Auto Parts Inc	8,265	1,005
American Eagle Outfitters Inc	398,373	5,354
Arko Corp	27,266	231
Asbury Automotive Group Inc *	3,907	821
AutoNation Inc *	1,730	232
Bloomin' Brands Inc	193,749	4,970
Bright Horizons Family Solutions Inc *	1,538	118
Brinker International Inc *	203,887	7,748
Carter's Inc	4,159	299
Cavco Industries Inc *	1,857	590
Dave & Buster's Entertainment Inc *	43,840	1,613
Deckers Outdoor Corp *	3,400	1,528

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duolingo Inc, Cl A *	10,279	$1,466
Etsy Inc *	6,503	724
Group 1 Automotive Inc	4,472	1,013
Haverty Furniture Cos Inc	17,831	569
Helen of Troy Ltd *	9,910	943
Hibbett Inc	17,681	1,043
Hooker Furnishings Corp	36,806	670
JAKKS Pacific Inc *	53,967	934
LCI Industries	16,429	1,805
Leslie's Inc *	152,262	1,676
Lithia Motors Inc, Cl A	24,454	5,598
LKQ Corp	65,256	3,704
Modine Manufacturing Co *	243,920	5,622
Murphy USA Inc	8,055	2,079
Ollie's Bargain Outlet Holdings Inc *	3,893	226
Overstock.com Inc *	28,534	578
Penske Automotive Group Inc, Cl A	1,099	156
Pool Corp	14,737	5,047
Service Corp International/US	8,000	550
Skechers USA Inc, Cl A *	19,536	928
Sleep Number Corp *	2,049	62
Standard Motor Products Inc	15,384	568
Stride Inc *	38,570	1,514
Taylor Morrison Home Corp, Cl A *	55,866	2,137
Urban Outfitters Inc *	129,062	3,578
Vail Resorts Inc	9,517	2,224
Victoria's Secret & Co *	93,387	3,189
Whirlpool Corp	3,320	438
Williams-Sonoma Inc	7,799	949
Wingstop Inc, Cl A	572	105
Winmark Corp	1,329	426

		75,030
Consumer Staples — 4.6%
BJ's Wholesale Club Holdings Inc *	24,382	1,855
Cal-Maine Foods Inc	23,045	1,403
Casey's General Stores Inc	6,437	1,393
Central Garden & Pet Co, Cl A *	15,496	605
Coca-Cola Consolidated Inc	2,500	1,338
Darling Ingredients Inc *	16,819	982
elf Beauty Inc *	11,364	936
Flowers Foods Inc	23,770	652
Fresh Del Monte Produce Inc	14,071	424
Fresh Market Inc *	17,502	—
Freshpet Inc *	8,866	587
Hostess Brands Inc, Cl A *	85,034	2,116
Ingles Markets Inc, Cl A	6,621	587
Ingredion Inc	14,851	1,511
J & J Snack Foods Corp	7,030	1,042
John B Sanfilippo & Son Inc	5,357	519
Kroger Co/The	6,156	304
Lancaster Colony Corp	2,000	406
Medifast Inc	25,446	2,638

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mission Produce Inc *	9,560	$106
Pilgrim's Pride Corp *	131,642	3,052
PriceSmart Inc	12,015	859
Primo Water Corp	30,856	474
Seaboard Corp	144	543
Seneca Foods Corp, Cl A *	315	16
SpartanNash Co	5,962	148
Spectrum Brands Holdings Inc	69,995	4,635
Sprouts Farmers Market Inc *	27,834	975
Tootsie Roll Industries Inc	6,062	272
TreeHouse Foods Inc *	9,556	482
Universal Corp/VA	18,077	956
US Foods Holding Corp *	10,313	381
USANA Health Sciences Inc *	4,731	298
Vector Group Ltd	6,608	79
Village Super Market Inc, Cl A	7,188	164
Vital Farms Inc *	111,395	1,704
Weis Markets Inc	27,069	2,292

		36,734
Energy — 5.8%
Ardmore Shipping Corp	69,843	1,039
ChampionX Corp	14,821	402
CNX Resources Corp *	6,766	108
Coterra Energy Inc	69,602	1,708
Delek US Holdings Inc	314,513	7,218
DHT Holdings Inc	134,402	1,453
Diamondback Energy Inc, Cl A	12,076	1,632
DT Midstream Inc	67,641	3,340
Golar LNG Ltd *	17,050	368
Helmerich & Payne Inc	23,788	850
HF Sinclair Corp	73,441	3,553
International Seaways Inc	44,523	1,856
Liberty Energy Inc, Cl A	83,798	1,074
Magnolia Oil & Gas Corp, Cl A	130,870	2,863
Marathon Petroleum Corp	7,296	984
Par Pacific Holdings Inc *	31,805	929
PBF Energy Inc, Cl A	42,772	1,855
Pioneer Natural Resources Co	4,198	857
Ranger Energy Services Inc, Cl A *	103,649	1,056
REX American Resources Corp *	69	2
Scorpio Tankers Inc	14,901	839
SFL Corp Ltd	96,342	915
Southwestern Energy Co *	660,743	3,304
TechnipFMC PLC *	115,262	1,573
Teekay Corp *	107,083	662
Teekay Tankers Ltd, Cl A *	30,805	1,322
Tidewater Inc *	11,094	489
Viper Energy Partners LP	126,194	3,533

		45,784
Financials — 16.4%
1st Source Corp	19,527	843

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alerus Financial Corp	30,542	$490
Allstate Corp/The	990	110
Amalgamated Financial Corp	43,074	762
American Equity Investment Life Holding Co	164,447	6,001
American Financial Group Inc/OH	13,674	1,661
Ameriprise Financial Inc	4,701	1,441
Arch Capital Group Ltd *	10,008	679
Argo Group International Holdings Ltd *	76,729	2,247
Arrow Financial Corp	21,180	528
AssetMark Financial Holdings Inc *	24,034	756
Assurant Inc	5,558	667
Axos Financial Inc *	48,113	1,776
Bank of NT Butterfield & Son Ltd/The	40,579	1,096
Bank OZK	55,988	1,915
BankUnited Inc	209,185	4,723
BGC Partners Inc, Cl A	1,099,126	5,748
Bridgewater Bancshares Inc *	19,061	207
Business First Bancshares Inc	20,719	355
Camden National Corp	18,864	683
Capital City Bank Group Inc	9,652	283
Capstar Financial Holdings Inc	5,941	90
Cass Information Systems Inc	15,894	688
Cboe Global Markets Inc	3,600	483
Central Pacific Financial Corp	6,509	117
Central Valley Community Bancorp	4,108	85
City Holding Co	15,826	1,438
CNB Financial Corp/PA	44,272	850
CNO Financial Group Inc	289,034	6,414
Coastal Financial Corp/WA *	2,756	99
Columbia Banking System Inc	250,076	5,357
Columbia Financial Inc *	91,296	1,669
Comerica Inc	47,125	2,046
Community Trust Bancorp Inc	27,038	1,026
Diamond Hill Investment Group Inc	3,103	511
Donnelley Financial Solutions Inc *	39,415	1,610
Eagle Bancorp Inc	29,167	976
Employers Holdings Inc	17,888	746
Enstar Group Ltd *	314	73
Equity Bancshares Inc, Cl A	3,686	90
Euronet Worldwide Inc *	51,944	5,813
Everest Re Group Ltd	6,060	2,170
EVERTEC Inc	55,000	1,856
Farmers National Banc Corp	24,544	310
Financial Institutions Inc	51,330	990
First American Financial Corp	3,200	178
First Busey Corp	9,425	192
First Citizens BancShares Inc/NC, Cl A	775	754
First Commonwealth Financial Corp	316,920	3,939
First Community Bankshares Inc	66,479	1,665
First Financial Corp/IN	22,861	857
First Interstate BancSystem Inc, Cl A	51,000	1,523
First Merchants Corp	77,646	2,558

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Mid Bancshares Inc	17,585	$479
First of Long Island Corp/The	7,275	98
Flywire Corp *	44,351	1,302
FNB Corp/PA	494,669	5,738
German American Bancorp Inc	1,528	51
Glacier Bancorp Inc, Cl A	18,951	796
Global Payments Inc	1,009	106
Great Southern Bancorp Inc	13,042	661
Guaranty Bancshares Inc/TX	3,440	96
Hanmi Financial Corp	5,071	94
Hanover Insurance Group Inc/The, Cl A	25,705	3,303
Heritage Commerce Corp	106,217	885
Heritage Financial Corp/WA	16,404	351
HomeTrust Bancshares Inc	4,975	122
Horace Mann Educators Corp, Cl A	21,962	735
Independent Bank Corp/MI	12,857	228
International Money Express Inc *	1,250	32
Lincoln National Corp	28,000	629
MarketAxess Holdings Inc	350	137
Mercantile Bank Corp	1,832	56
Merchants Bancorp/IN	59,391	1,547
Northfield Bancorp Inc	63,237	745
OFG Bancorp	133,441	3,328
Old National Bancorp/IN, Cl A	195,344	2,817
Old Second Bancorp Inc	44,774	630
Pacific Premier Bancorp Inc	84,780	2,036
PacWest Bancorp	113,005	1,100
Peoples Bancorp Inc/OH	2,043	53
PJT Partners Inc, Cl A	14,364	1,037
Popular Inc	11,261	647
Preferred Bank/Los Angeles CA	4,751	260
RBB Bancorp	40,126	622
Reinsurance Group of America Inc, Cl A	7,938	1,054
Remitly Global Inc *	93,513	1,585
RenaissanceRe Holdings Ltd	6,494	1,301
Renasant Corp	23,294	712
Republic Bancorp Inc/KY, Cl A	17,019	722
S&T Bancorp Inc	16,259	511
Selective Insurance Group Inc	19,688	1,877
ServisFirst Bancshares Inc	26,000	1,420
Sierra Bancorp	20,570	354
SmartFinancial Inc	4,000	93
Southern First Bancshares Inc *	5,581	171
Southside Bancshares Inc	5,386	179
Starwood Property Trust Inc ‡	234,606	4,150
StoneX Group Inc *	10,593	1,097
Towne Bank/Portsmouth VA	17,345	462
TriCo Bancshares	22,196	923
TrustCo Bank Corp NY	19,056	609
United Fire Group Inc	15,704	417
Univest Financial Corp	50,690	1,203
Washington Federal Inc	40,487	1,219

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zions Bancorp NA	40,322	$1,207

		132,131
Health Care — 13.1%
AbCellera Biologics Inc *	57,252	432
ACADIA Pharmaceuticals Inc *	87,758	1,652
ADMA Biologics Inc *	236,247	782
Akero Therapeutics Inc *	30,983	1,185
Alkermes PLC *	68,608	1,934
AmerisourceBergen Corp, Cl A	4,713	755
Amicus Therapeutics Inc *	125,521	1,392
AMN Healthcare Services Inc *	53,595	4,446
Amphastar Pharmaceuticals Inc *	39,594	1,485
AnaptysBio Inc *	7,862	171
ANI Pharmaceuticals Inc *	11,989	476
Apellis Pharmaceuticals Inc *	968	64
Arcutis Biotherapeutics Inc *	9,000	99
Ascendis Pharma A/S ADR *	9,780	1,049
AtriCure Inc *	8,762	363
Atrion Corp	890	559
Avanos Medical Inc *	54,401	1,618
Avista Public Acquisition Corp II, Cl W *	31,894	117
Axogen Inc *	152,108	1,437
Axonics Inc *	20,500	1,118
Biohaven Ltd *	7,698	105
BioMarin Pharmaceutical Inc *	9,577	931
Catalyst Pharmaceuticals Inc *	56,995	945
Charles River Laboratories International Inc *	7,525	1,519
Chemed Corp	5,665	3,046
Chinook Therapeutics Inc *	21,466	497
Co-Diagnostics Inc *	452,750	670
Collegium Pharmaceutical Inc *	46,029	1,104
Computer Programs and Systems Inc *	21,134	638
Corcept Therapeutics Inc *	24,000	520
CorVel Corp *	3,132	596
Cross Country Healthcare Inc *	232,025	5,179
Cullinan Oncology Inc *	10,941	112
CVRx Inc *	36,296	338
Day One Biopharmaceuticals Inc *	8,316	111
Deciphera Pharmaceuticals Inc *	73,334	1,133
DICE Therapeutics Inc *	10,756	308
Doximity Inc, Cl A *	45,839	1,484
Dyne Therapeutics Inc *	15,684	181
Eagle Pharmaceuticals Inc/DE *	11,371	323
Encompass Health Corp	19,928	1,078
Enovis Corp *	57,084	3,053
Ensign Group Inc/The	4,885	467
Evolent Health Inc, Cl A *	16,963	550
FibroGen Inc *	55,239	1,031
Globus Medical Inc, Cl A *	14,804	838
Haemonetics Corp *	8,827	730
Harmony Biosciences Holdings Inc *	1,750	57

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	13,790	$810
HealthStream Inc	93,597	2,536
Hims & Hers Health Inc *	124,264	1,233
ICON PLC *	7,886	1,684
ICU Medical Inc *	5,669	935
IDEXX Laboratories Inc *	458	229
Incyte Corp *	3,300	238
Insmed Inc *	25,371	433
Integra LifeSciences Holdings Corp *	70,747	4,062
Ionis Pharmaceuticals Inc *	8,741	312
Iovance Biotherapeutics Inc *	113,425	693
Jazz Pharmaceuticals PLC *	5,000	732
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	334
Kura Oncology Inc *	16,563	203
Lantheus Holdings Inc *	22,178	1,831
LeMaitre Vascular Inc	3,528	182
Ligand Pharmaceuticals Inc *	15,446	1,136
Masimo Corp *	3,863	713
Medpace Holdings Inc *	12,810	2,409
Merit Medical Systems Inc *	21,642	1,600
Mettler-Toledo International Inc *	411	629
NeoGenomics Inc *	81,134	1,413
Neurocrine Biosciences Inc *	15,038	1,522
NextGen Healthcare Inc *	66,488	1,158
Novocure Ltd *	2,480	149
OmniAB Inc *	11,714	—
Option Care Health Inc *	42,714	1,357
Pacira BioSciences Inc *	44,489	1,816
Penumbra Inc *	1,427	398
PerkinElmer Inc	12,707	1,693
Perrigo Co PLC	27,874	1,000
Phibro Animal Health Corp, Cl A	33,788	518
Phreesia Inc *	27,973	903
Point Biopharma Global Inc, Cl A *	14,694	107
Premier Inc, Cl A	76,765	2,485
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,938
Privia Health Group Inc *	41,900	1,157
PTC Therapeutics Inc *	6,783	329
Puma Biotechnology Inc *	179,196	554
QuidelOrtho Corp *	14,903	1,328
Revance Therapeutics Inc *	61,071	1,967
Shockwave Medical Inc *	2,788	604
SIGA Technologies Inc *	20,751	119
Supernus Pharmaceuticals Inc *	50,405	1,826
Teleflex Inc	5,980	1,515
Tenet Healthcare Corp *	6,108	363
Theravance Biopharma Inc *	9,506	103
Travere Therapeutics Inc *	4,570	103
Treace Medical Concepts Inc *	13,195	332
UFP Technologies Inc *	9,200	1,194
United Therapeutics Corp *	7,055	1,580
Utah Medical Products Inc	11,227	1,064

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varex Imaging Corp *	12,155	$221
Ventyx Biosciences Inc *	5,243	176
Verrica Pharmaceuticals Inc *	69,820	454
Viemed Healthcare Inc *	122,739	1,186
Voyager Therapeutics Inc *	95,680	738
Xencor Inc *	5,445	152

		106,134
Industrials — 16.8%
A O Smith Corp	4,400	304
AAON Inc	16,416	1,587
ABM Industries Inc	90,461	4,065
ACCO Brands Corp	963,827	5,128
Advanced Drainage Systems Inc	15,809	1,331
AECOM	13,579	1,145
Alamo Group Inc	561	103
Allied Motion Technologies Inc	19,225	743
Apogee Enterprises Inc	8,561	370
Applied Industrial Technologies Inc, Cl A	12,000	1,706
Argan Inc	2,608	106
Armstrong World Industries Inc	4,726	337
Barrett Business Services Inc	2,700	239
Boise Cascade Co	4,228	267
Bowman Consulting Group Ltd, Cl A *	33,064	949
Brady Corp, Cl A	1,378	74
Broadridge Financial Solutions Inc	1,700	249
Builders FirstSource Inc *	23,370	2,075
BWX Technologies Inc, Cl W	92,285	5,818
CACI International Inc, Cl A *	1,073	318
Casella Waste Systems Inc, Cl A *	5,000	413
CBIZ Inc *	22,449	1,111
CECO Environmental Corp *	122,408	1,713
Cintas Corp	3,186	1,474
Clean Harbors Inc *	7,022	1,001
CoStar Group Inc *	27,109	1,867
CRA International Inc	11,678	1,259
CSG Systems International Inc	16,685	896
CSW Industrials Inc	1,824	253
Curtiss-Wright Corp	12,804	2,257
Douglas Dynamics Inc	14,102	450
EMCOR Group Inc	19,007	3,090
Ennis Inc	34,657	731
Esab Corp	75,081	4,435
Evoqua Water Technologies Corp *	9,047	450
ExlService Holdings Inc *	24,383	3,946
Exponent Inc	30,000	2,991
Forrester Research Inc *	1,863	60
Forward Air Corp	13,445	1,449
Franklin Covey Co *	12,085	465
FTI Consulting Inc *	6,375	1,258
Genpact Ltd	30,604	1,414
Griffon Corp	22,517	721
GXO Logistics Inc *	66,615	3,361

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heartland Express Inc	53,253	$848
Heritage-Crystal Clean Inc *	29,302	1,043
Hillenbrand Inc	8,146	387
Hub Group Inc, Cl A *	12,964	1,088
Hubbell Inc, Cl B	1,071	261
Huron Consulting Group Inc *	1,476	119
IDEX Corp	4,000	924
Insperity Inc, Cl A	5,000	608
Kadant Inc	10,269	2,141
Kaman Corp, Cl A	92,301	2,110
KAR Auction Services Inc *	269,192	3,683
Kennametal Inc	33,177	915
Kforce Inc	10,057	636
L3Harris Technologies Inc	2,036	400
Landstar System Inc	8,600	1,542
LSI Industries Inc	123,562	1,721
Marten Transport Ltd	78,638	1,648
Masonite International Corp *	28,376	2,576
Matthews International Corp, Cl A	45,895	1,655
Mayville Engineering Co Inc *	81,985	1,223
McGrath RentCorp	6,000	560
Miller Industries Inc/TN	55,417	1,959
MRC Global Inc *	45,636	444
MSA Safety Inc	10,698	1,428
MSC Industrial Direct Co Inc, Cl A	3,679	309
Mueller Industries Inc	8,000	588
MYR Group Inc *	22,025	2,775
National Presto Industries Inc	7,176	517
Old Dominion Freight Line Inc, Cl A	6,164	2,101
Park Aerospace Corp	85,755	1,153
Primoris Services Corp	3,901	96
Radiant Logistics Inc *	17,857	117
RBC Bearings Inc *	4,000	931
Resources Connection Inc	51,753	883
Ritchie Bros Auctioneers Inc	49,373	2,779
Rush Enterprises Inc, Cl A	38,922	2,125
RXO Inc *	50,356	989
Schneider National Inc, Cl B	13,231	354
Science Applications International Corp	13,698	1,472
Shoals Technologies Group Inc, Cl A *	27,903	636
Simpson Manufacturing Co Inc	7,500	822
SP Plus Corp *	1,746	60
Standex International Corp	5,842	715
Tennant Co	12,618	865
Terex Corp	17,424	843
Tetra Tech Inc	27,739	4,075
Textainer Group Holdings Ltd	47,803	1,535
Toro Co/The	2,800	311
UFP Industries Inc	9,396	747
United Rentals Inc	4,375	1,731
Verra Mobility Corp, Cl A *	126,073	2,133
Wabash National Corp	23,582	580

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Werner Enterprises Inc	7,139	$325
WESCO International Inc	29,823	4,609
Westinghouse Air Brake Technologies Corp	3,600	364
WNS Holdings Ltd ADR *	26,370	2,457
XPO Inc *	60,356	1,925

		135,820
Information Technology — 13.6%
A10 Networks Inc	113,184	1,753
ACI Worldwide Inc *	202,478	5,463
Agilysys Inc *	17,117	1,412
Amdocs Ltd	14,000	1,344
American Software Inc/GA, Cl A	30,440	384
Amkor Technology Inc	28,193	734
ANSYS Inc *	2,600	865
Appfolio Inc, Cl A *	977	122
Arista Networks Inc *	9,952	1,671
Arlo Technologies Inc *	92,723	562
Aspen Technology Inc *	9,821	2,248
Asure Software Inc *	68,501	993
Axcelis Technologies Inc *	22,971	3,061
Bel Fuse Inc, Cl B	80,329	3,019
Blackbaud Inc, Cl A *	10,741	744
Cadence Design Systems Inc *	9,295	1,953
Calix Inc *	23,763	1,273
CommVault Systems Inc *	19,305	1,095
Consensus Cloud Solutions Inc *	40,554	1,383
CTS Corp	7,000	346
Digital Turbine Inc *	50,884	629
Diodes Inc *	15,000	1,391
eGain Corp *	13,072	99
EngageSmart Inc *	15,583	300
Entegris Inc	17,353	1,423
EPAM Systems Inc *	2,034	608
Fabrinet *	2,627	312
Fair Isaac Corp *	1,635	1,149
Fastly Inc, Cl A *	85,988	1,527
Gartner Inc *	1,518	495
GoDaddy Inc, Cl A *	35,607	2,767
Hackett Group Inc/The	37,239	688
Ichor Holdings Ltd *	16,589	543
Insight Enterprises Inc *	21,641	3,094
Intapp Inc *	19,103	857
Iteris Inc *	232,679	1,091
Lattice Semiconductor Corp *	22,776	2,175
Lumentum Holdings Inc *	2,779	150
MACOM Technology Solutions Holdings Inc *	12,485	884
Manhattan Associates Inc *	10,280	1,592
Monolithic Power Systems Inc	2,213	1,108
ON Semiconductor Corp *	54,188	4,461
OSI Systems Inc *	184	19
Palo Alto Networks Inc *	2,358	471

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDF Solutions Inc *	6,638	$281
Perficient Inc *	12,505	903
Photronics Inc *	288,454	4,783
Power Integrations Inc	10,000	846
Progress Software Corp	5,788	333
PTC Inc *	19,109	2,450
Qualys Inc *	8,879	1,154
Radware Ltd *	15,000	323
Rambus Inc *	12,784	655
RingCentral Inc, Cl A *	773	24
ShotSpotter Inc *	17,620	693
Silicon Motion Technology Corp ADR	92,517	6,062
SolarWinds Corp *	64,815	557
SPS Commerce Inc *	16,563	2,523
Super Micro Computer Inc *	108,849	11,598
Synopsys Inc *	5,341	2,063
Teledyne Technologies Inc *	13,375	5,983
Tenable Holdings Inc *	29,500	1,402
Teradyne Inc	11,312	1,216
Tyler Technologies Inc *	4,508	1,599
Verint Systems Inc *	114,807	4,275
Vishay Precision Group Inc *	10,000	418
Wix.com Ltd *	12,484	1,246

		109,645
Materials — 7.2%
Alamos Gold Inc, Cl A	47,569	582
Albemarle Corp	3,497	773
Alpha Metallurgical Resources Inc	971	151
Ashland Inc	55,852	5,737
Avery Dennison Corp	2,472	442
Axalta Coating Systems Ltd *	170,448	5,163
Balchem Corp	14,444	1,827
Century Aluminum Co *	83,044	830
Chase Corp	3,821	400
Commercial Metals Co, Cl A	188,176	9,202
Crown Holdings Inc	4,800	397
FMC Corp	63,800	7,792
Fortitude Gold Corp	40,846	291
Hawkins Inc	12,136	531
Ingevity Corp *	39,763	2,844
Innospec Inc	7,000	719
Materion Corp	9,421	1,093
NewMarket Corp	1,035	378
Novagold Resources Inc *	213,395	1,327
Packaging Corp of America	2,600	361
Reliance Steel & Aluminum Co	1,787	459
Royal Gold Inc, Cl A	8,757	1,136
Ryerson Holding Corp	23,026	838
Silgan Holdings Inc	256,629	13,773
Stepan Co	1,291	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Warrior Met Coal Inc	5,000	$183

		57,362
Real Estate — 3.7%
Alexander & Baldwin Inc ‡	34,477	652
Alexander's Inc ‡	3,523	683
Centerspace ‡	15,417	842
Community Healthcare Trust Inc ‡	384	14
EastGroup Properties Inc ‡	14,800	2,447
Elme Communities ‡	58,378	1,043
Equity LifeStyle Properties Inc ‡	20,564	1,380
FRP Holdings Inc *	4,575	265
Gaming and Leisure Properties Inc ‡	167,435	8,717
Getty Realty Corp ‡	28,351	1,021
Gladstone Commercial Corp ‡	24,848	314
Howard Hughes Corp/The *	9,600	768
Independence Realty Trust Inc ‡	76,848	1,232
Invitation Homes Inc ‡	23,648	739
Life Storage Inc ‡	4,650	610
LTC Properties Inc ‡	1,664	58
Medical Properties Trust Inc ‡	269,187	2,213
Newmark Group Inc, Cl A	450,766	3,191
RMR Group Inc/The, Cl A	2,112	55
Ryman Hospitality Properties Inc ‡	10,995	987
Sun Communities Inc ‡	1,400	197
Terreno Realty Corp ‡	13,647	882
Universal Health Realty Income Trust ‡	14,403	693
Urstadt Biddle Properties Inc, Cl A ‡	3,615	63
Ventas Inc ‡	7,436	322

		29,388
Utilities — 1.9%
Artesian Resources Corp, Cl A	30,081	1,665
Avista Corp	32,500	1,380
Chesapeake Utilities Corp	10,037	1,285
Hawaiian Electric Industries Inc	21,153	812
IDACORP Inc, Cl A	10,909	1,182
MGE Energy Inc	16,399	1,274
Middlesex Water Co	16,481	1,287
Northwest Natural Holding Co	15,832	753
NorthWestern Corp	11,200	648
Otter Tail Corp	19,000	1,373
Portland General Electric Co	43,378	2,121
UGI Corp	6,450	224
Unitil Corp	17,644	1,006
York Water Co/The	9,081	406

		15,416
Total Common Stock
(Cost $484,804) ($ Thousands)		789,931

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.740% **†(A)	370,754	377

Total Affiliated Partnership
(Cost $370) ($ Thousands)		377

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	13,744,069	13,744

Total Cash Equivalent
(Cost $13,744) ($ Thousands)		13,744

Total Investments in Securities — 100.0%
(Cost $498,918) ($ Thousands)		$804,052

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	3	Jun-2023	$272	$272	$–
S&P Mid Cap 400 Index E-MINI	1	Jun-2023	253	253	–
			$525	$525	$–

Amounts designated as “—” are either $0 or have been rounded to $0.

Percentages are based on Net Assets of $804,068 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $377 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	789,931	–	–	789,931
Rights	–	–	–	–
Affiliated Partnership	–	377	–	377
Cash Equivalent	13,744	–	–	13,744
Total Investments in Securities	803,675	377	–	804,052

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	–	–	–	–
Total Other Financial Instruments	–	–	–	–

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$525	$6,004	$(6,152)	$—	$—	$377	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	10,783	117,107	(114,146)	—	—	13,744	202	—
Totals	$11,308	$123,111	$(120,298)	$—	$—	$14,121	$211	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Mid-Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 1.6%
Fox Corp, Cl A	2,180	$74
Liberty Broadband Corp, Cl A *	1,010	83
Liberty Broadband Corp, Cl C *	1,150	94
Liberty Media Corp-Liberty SiriusXM *	5,271	148
Pinterest Inc, Cl A *	5,895	161
Playtika Holding Corp *	10,490	118
ROBLOX Corp, Cl A *	2,380	107
Roku Inc, Cl A *	1,070	70
Trade Desk Inc/The, Cl A *	3,050	186
TripAdvisor Inc *	7,840	156

		1,197
Consumer Discretionary — 12.1%
Aptiv PLC *	1,200	135
AutoNation Inc *	539	72
AutoZone Inc *	153	376
Bath & Body Works Inc	3,330	122
Best Buy Co Inc	4,370	342
BorgWarner Inc	6,016	295
Boyd Gaming Corp	3,304	212
Caesars Entertainment Inc *	3,800	185
Carter's Inc	1,646	118
Chipotle Mexican Grill Inc, Cl A *	114	195
Choice Hotels International Inc	950	111
Columbia Sportswear Co	4,109	371
DoorDash Inc, Cl A *	960	61
eBay Inc	4,700	209
Expedia Group Inc *	3,510	341
Grand Canyon Education Inc *	1,050	120
H&R Block Inc	11,830	417
Harley-Davidson Inc, Cl A	10,586	402
Hasbro Inc	3,858	207
Hilton Worldwide Holdings Inc	550	78
Lennar Corp, Cl A	2,180	229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennar Corp, Cl B	1,585	$142
LKQ Corp	6,016	341
Lululemon Athletica Inc *	491	179
Mattel Inc *	3,420	63
MGM Resorts International	1,790	80
O'Reilly Automotive Inc *	260	221
Planet Fitness Inc, Cl A *	3,560	277
Polaris Inc	690	76
PulteGroup Inc	5,142	300
Ross Stores Inc	2,150	228
Royal Caribbean Cruises Ltd *	3,030	198
Six Flags Entertainment Corp *	7,657	205
Tapestry Inc	6,897	297
Thor Industries Inc	1,010	80
Toll Brothers Inc	4,720	283
TopBuild Corp *	1,470	306
Tractor Supply Co	844	198
Travel + Leisure Co	5,670	222
Ulta Beauty Inc *	217	118
Wyndham Hotels & Resorts Inc	1,250	85
YETI Holdings Inc *	2,210	88
Yum! Brands Inc	3,130	413

		8,998
Consumer Staples — 7.4%
Albertsons Cos Inc, Cl A	4,270	89
Brown-Forman Corp, Cl A	4,840	315
Brown-Forman Corp, Cl B	5,980	384
Campbell Soup Co	2,110	116
Casey's General Stores Inc	2,422	524
Constellation Brands Inc, Cl A	1,177	266
Coty Inc, Cl A *	23,710	286
Darling Ingredients Inc *	7,767	454
Dollar Tree Inc *	2,066	297
Hain Celestial Group Inc/The *	3,453	59
Hershey Co/The	1,951	496
Ingredion Inc	3,173	323
Kellogg Co	993	67
Kroger Co/The	6,580	325
Lamb Weston Holdings Inc	6,708	701
Performance Food Group Co *	1,830	110
Post Holdings Inc *	710	64
TreeHouse Foods Inc *	5,766	291
Tyson Foods Inc, Cl A	4,567	271
US Foods Holding Corp *	2,300	85

		5,523
Energy — 5.0%
Baker Hughes Co, Cl A	10,010	289
ChampionX Corp	8,194	222
Cheniere Energy Inc	910	143
Coterra Energy Inc	9,307	228
DT Midstream Inc	7,675	379

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	2,170	$69
Halliburton Co	4,510	143
Marathon Petroleum Corp	1,035	140
ONEOK Inc	5,865	373
Ovintiv Inc	2,280	82
PDC Energy Inc, Cl A	1,520	98
Phillips 66	3,485	353
Pioneer Natural Resources Co	1,851	378
Range Resources Corp	3,090	82
Targa Resources Corp	6,066	443
Valero Energy Corp	1,297	181
Williams Cos Inc/The	4,052	121

		3,724
Financials — 12.6%
Aflac Inc	1,370	89
Allstate Corp/The	4,255	471
Ally Financial Inc	2,250	57
American International Group Inc	5,714	288
Ameriprise Financial Inc	905	277
Arch Capital Group Ltd *	8,307	564
Assurant Inc	670	80
Axis Capital Holdings Ltd	2,240	122
Bank of New York Mellon Corp/The	4,480	204
Bank OZK	4,630	158
Carlyle Group Inc/The	1,920	60
Chimera Investment Corp ‡	20,745	117
Cincinnati Financial Corp	1,450	163
CNA Financial Corp	1,490	58
Evercore Inc, Cl A	690	80
Everest Re Group Ltd	1,305	467
Eversource Energy	2,140	167
First Hawaiian Inc	3,930	81
First Horizon Corp	8,947	159
FleetCor Technologies Inc *	1,777	375
Global Payments Inc	2,478	261
Globe Life Inc	737	81
Jefferies Financial Group Inc	5,100	162
Loews Corp	1,340	78
Markel Corp *	200	255
MarketAxess Holdings Inc	1,070	419
MGIC Investment Corp	16,680	224
MSCI Inc, Cl A	940	526
Nasdaq Inc, Cl A	1,386	76
Pinnacle Financial Partners Inc	3,297	182
Primerica Inc	1,253	216
Progressive Corp/The	2,835	406
Reinsurance Group of America Inc, Cl A	3,613	480
RenaissanceRe Holdings Ltd	960	192
Stifel Financial Corp	6,878	406
StoneCo Ltd, Cl A *	8,750	83
Synchrony Financial	7,150	208
Unum Group	1,500	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voya Financial Inc	4,330	$309
W R Berkley Corp	3,742	233
Webster Financial Corp	3,726	147
Western Union Co/The	16,730	187
Wintrust Financial Corp	1,070	78

		9,305
Health Care — 11.2%
Acadia Healthcare Co Inc, Cl A *	1,560	113
Agilent Technologies Inc	4,116	569
Align Technology Inc *	1,050	351
Alnylam Pharmaceuticals Inc *	340	68
AmerisourceBergen Corp, Cl A	2,268	363
Biogen Inc *	510	142
Bio-Rad Laboratories Inc, Cl A *	330	158
Bio-Techne Corp	1,168	87
Centene Corp *	3,947	250
Chemed Corp	705	379
DENTSPLY SIRONA Inc	4,460	175
Dexcom Inc *	2,620	304
Doximity Inc, Cl A *	2,030	66
Encompass Health Corp	6,931	375
Envista Holdings Corp *	5,445	223
Exact Sciences Corp *	1,440	98
Exelixis Inc *	9,200	179
Globus Medical Inc, Cl A *	4,250	241
Hologic Inc *	3,310	267
Horizon Therapeutics Plc *	780	85
IDEXX Laboratories Inc *	890	445
Incyte Corp *	1,010	73
IQVIA Holdings Inc *	1,778	354
Jazz Pharmaceuticals PLC *	504	74
Laboratory Corp of America Holdings	1,645	377
Mettler-Toledo International Inc *	241	369
Molina Healthcare Inc *	970	259
Neurocrine Biosciences Inc *	940	95
Perrigo Co PLC	3,990	143
Premier Inc, Cl A	2,230	72
QuidelOrtho Corp *	770	69
Repligen Corp *	725	122
Royalty Pharma PLC, Cl A	7,173	258
United Therapeutics Corp *	1,090	244
Veeva Systems Inc, Cl A *	659	121
Waters Corp *	433	134
West Pharmaceutical Services Inc	870	301
Zimmer Biomet Holdings Inc	2,101	271

		8,274
Industrials — 19.2%
A O Smith Corp	3,510	243
AECOM	730	62
AerCap Holdings NV *	4,446	250
Alaska Air Group Inc *	2,870	120

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegion plc	4,918	$525
Allison Transmission Holdings Inc	4,480	203
AMETEK Inc	967	141
Carlisle Cos Inc	992	224
Carrier Global Corp	13,440	615
Cintas Corp	1,000	463
Clean Harbors Inc *	3,467	494
Copa Holdings SA, Cl A	3,410	315
Copart Inc *	1,030	77
Delta Air Lines Inc, Cl A *	4,360	152
Donaldson Co Inc, Cl A	2,260	148
Dover Corp	3,503	532
Esab Corp	3,540	209
Fastenal Co, Cl A	9,327	503
Flowserve Corp	2,970	101
Genpact Ltd	5,755	266
GXO Logistics Inc *	1,760	89
HEICO Corp, Cl A	1,310	178
Hexcel Corp, Cl A	3,652	249
Huntington Ingalls Industries Inc, Cl A	531	110
Ingersoll Rand Inc	1,940	113
Kirby Corp *	3,200	223
Landstar System Inc	1,408	252
Leidos Holdings Inc	1,741	160
Lincoln Electric Holdings Inc	630	107
MSC Industrial Direct Co Inc, Cl A	940	79
nVent Electric PLC	9,553	410
Old Dominion Freight Line Inc, Cl A	480	164
Otis Worldwide Corp	7,115	601
PACCAR Inc	5,475	401
Parker-Hannifin Corp, Cl A	1,307	439
Paychex Inc	4,870	558
Quanta Services Inc	370	62
Regal Rexnord Corp	2,952	415
Republic Services Inc	1,024	138
Rockwell Automation Inc	265	78
Ryder System Inc	3,980	355
Schneider National Inc, Cl B	5,190	139
Sensata Technologies Holding PLC	1,330	67
Snap-on Inc	1,344	332
Tetra Tech Inc	1,670	245
Textron Inc	3,980	281
Timken Co/The	2,110	172
Trane Technologies PLC	853	157
TransDigm Group Inc	170	125
United Rentals Inc	1,330	526
Univar Solutions Inc *	3,130	110
Watsco Inc	523	166
Westinghouse Air Brake Technologies Corp	2,640	267
WW Grainger Inc	793	546
Xylem Inc/NY	2,770	290

		14,247

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 15.1%
Akamai Technologies Inc *	2,800	$219
Alteryx Inc, Cl A *	2,930	172
Amdocs Ltd	3,196	307
Amphenol Corp, Cl A	935	76
ANSYS Inc *	657	219
Arista Networks Inc *	1,020	171
Arrow Electronics Inc, Cl A *	575	72
Avnet Inc	7,385	334
Cadence Design Systems Inc *	2,175	457
CDW Corp/DE	818	159
Ceridian HCM Holding Inc *	830	61
Ciena Corp *	6,520	342
Cirrus Logic Inc *	1,790	196
Cloudflare Inc, Cl A *	1,127	70
Crowdstrike Holdings Inc, Cl A *	700	96
Datadog Inc, Cl A *	2,035	148
DocuSign Inc, Cl A *	2,330	136
DoubleVerify Holdings Inc, Cl Rights *	7,350	222
Dynatrace Inc *	3,793	160
F5 Inc, Cl A *	1,659	242
Fair Isaac Corp *	473	332
First Solar Inc *	370	81
Fortinet Inc *	1,440	96
HubSpot Inc *	557	239
Juniper Networks Inc	8,750	301
Lattice Semiconductor Corp *	3,360	321
Manhattan Associates Inc *	2,295	355
Microchip Technology Inc	4,676	392
MongoDB Inc, Cl A *	389	91
Monolithic Power Systems Inc	1,390	696
Motorola Solutions Inc	2,513	719
New Relic Inc *	3,010	227
Okta Inc, Cl A *	1,210	104
Palantir Technologies Inc, Cl A *	17,580	149
Paycom Software Inc *	1,230	374
Pegasystems Inc	3,131	152
PTC Inc *	1,646	211
Pure Storage Inc, Cl A *	2,680	68
Qorvo Inc *	2,030	206
Skyworks Solutions Inc	3,509	414
Smartsheet Inc, Cl A *	3,166	151
Splunk Inc *	1,720	165
Synopsys Inc *	744	287
Teradata Corp *	8,550	344
Universal Display Corp	1,569	243
VeriSign Inc *	602	127
Vontier Corp	6,389	175
Wix.com Ltd *	620	62
Zebra Technologies Corp, Cl A *	248	79
Zoom Video Communications Inc, Cl A *	1,320	97

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zscaler Inc *	520	$61

		11,178
Materials — 5.1%
Albemarle Corp	640	142
Alcoa Corp	2,030	86
Axalta Coating Systems Ltd *	9,144	277
Berry Global Group Inc	4,522	266
CF Industries Holdings Inc	1,950	141
Cleveland-Cliffs Inc *	5,980	110
Eagle Materials Inc	2,380	349
FMC Corp	2,972	363
Graphic Packaging Holding Co	3,890	99
International Flavors & Fragrances Inc	1,770	163
International Paper Co	4,500	162
Livent Corp *	11,473	249
NewMarket Corp	423	154
Nucor Corp	1,340	207
Scotts Miracle-Gro Co/The, Cl A	1,172	82
Silgan Holdings Inc	3,758	202
Sonoco Products Co	1,530	93
SSR Mining Inc	17,760	269
United States Steel Corp	4,710	123
Valvoline Inc	7,988	279

		3,816
Real Estate — 4.5%
Alexandria Real Estate Equities Inc ‡	2,063	259
AvalonBay Communities Inc ‡	444	75
Camden Property Trust ‡	1,190	125
CubeSmart ‡	1,410	65
Digital Realty Trust Inc, Cl A ‡	2,071	204
EPR Properties, Cl A ‡	7,190	274
Equity Residential ‡	1,190	71
Essex Property Trust Inc ‡	1,091	228
Federal Realty Investment Trust ‡	670	66
First Industrial Realty Trust Inc ‡	3,610	192
Healthcare Realty Trust Inc, Cl A ‡	7,920	153
Host Hotels & Resorts Inc ‡	7,956	131
Lamar Advertising Co, Cl A ‡	760	76
Mid-America Apartment Communities Inc ‡	1,106	167
National Retail Properties Inc ‡	8,941	395
Park Hotels & Resorts Inc ‡	7,770	96
SBA Communications Corp, Cl A ‡	1,260	329
Simon Property Group Inc ‡	863	97
Spirit Realty Capital Inc ‡	3,775	150
Ventas Inc ‡	4,763	207

		3,360
Utilities — 4.4%
Alliant Energy Corp	2,500	133
CenterPoint Energy Inc	10,850	320
CMS Energy Corp	1,280	79
Consolidated Edison Inc	810	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DTE Energy Co	2,558	$280
Entergy Corp	3,206	345
Evergy Inc	3,266	200
Hawaiian Electric Industries Inc	4,330	166
IDACORP Inc, Cl A	1,502	163
National Fuel Gas Co	1,725	100
NiSource Inc	14,465	404
PPL Corp	10,580	294
UGI Corp	4,683	163
WEC Energy Group Inc	4,069	386
Xcel Energy Inc	2,510	169

		3,279
Total Common Stock
(Cost $69,998) ($ Thousands)		72,901

EXCHANGE TRADED FUND — 0.4%

iShares Russell Mid-Cap Value ETF	2,693	286

Total Exchange Traded Fund
(Cost $286) ($ Thousands)		286

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	452,252	452

Total Cash Equivalent
(Cost $452) ($ Thousands)		452

Total Investments in Securities — 99.2%
(Cost $70,736) ($ Thousands)		$73,639

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Mid-Cap Fund (Concluded)

Percentages are based on a Net Assets of $74,259 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

As of March 31, 2023, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$630	$(630)	$—	$—	$—	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,161	5,383	(7,092)	—	—	452	28	—
Totals	$2,161	$6,013	$(7,722)	$—	$—	$452	$29	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 6.0%
Advantage Solutions Inc *	33,948	$54
AT&T Inc	580,400	11,172
Comcast Corp, Cl A	153,928	5,835
EchoStar Corp, Cl A *	9,048	165
Fox Corp, Cl A	92,000	3,133
Fox Corp, Cl B	35,449	1,110
Madison Square Garden Sports Corp	13,055	2,544
Omnicom Group Inc	42,409	4,001
Scholastic Corp, Cl B	1,606	55
Shutterstock Inc	3,969	288
SK Telecom Co Ltd ADR (A)	84,213	1,727
TEGNA Inc	171,600	2,902
Verizon Communications Inc	373,537	14,527
World Wrestling Entertainment Inc, Cl A	11,974	1,093

		48,606
Consumer Discretionary — 5.8%
AutoZone Inc *	4,963	12,200
Canadian Tire Corp Ltd, Cl A	23,000	2,997
Coursera Inc *	5,773	67
eBay Inc	66,799	2,964
Gentex Corp	37,401	1,048
Graham Holdings Co, Cl B	318	189
Grand Canyon Education Inc *	29,155	3,321
H&R Block Inc	84,700	2,986
Honda Motor Co Ltd ADR	145,242	3,848
LKQ Corp	8,489	482
Lowe's Cos Inc	18,200	3,639
Marriott International Inc/MD, Cl A	8,189	1,360
Murphy USA Inc	9,200	2,374
O'Reilly Automotive Inc *	2,606	2,212
Perdoceo Education Corp *	23,496	316
Service Corp International/US	33,200	2,283
Toyota Motor Corp ADR (A)	19,100	2,706

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	20,400	$2,693

		47,685
Consumer Staples — 17.3%
Altria Group Inc	135,977	6,067
Archer-Daniels-Midland Co	67,530	5,379
BJ's Wholesale Club Holdings Inc *	26,427	2,010
Boston Beer Co Inc/The, Cl A *	2,640	868
Bunge Ltd	4,849	463
Calavo Growers Inc	11,289	325
Cal-Maine Foods Inc	8,669	528
Campbell Soup Co	110,125	6,055
Church & Dwight Co Inc	30,018	2,654
Clorox Co/The	20,499	3,244
Colgate-Palmolive Co	47,221	3,549
Conagra Brands Inc	279,991	10,517
Dollar General Corp	17,173	3,614
Flowers Foods Inc	96,334	2,641
Fresh Del Monte Produce Inc	15,134	456
General Mills Inc	107,282	9,168
Hain Celestial Group Inc/The *	6,201	106
Herbalife Nutrition Ltd *	17,212	277
Hormel Foods Corp	47,695	1,902
Hostess Brands Inc, Cl A *	20,698	515
Ingles Markets Inc, Cl A	1,106	98
Ingredion Inc	44,500	4,527
J & J Snack Foods Corp	2,624	389
J M Smucker Co/The	82,416	12,970
John B Sanfilippo & Son Inc	5,936	575
Kellogg Co	145,444	9,739
Keurig Dr Pepper Inc	2,033	72
Kimberly-Clark Corp	45,127	6,057
Kraft Heinz Co/The	224,063	8,665
Kroger Co/The	242,300	11,962
Lancaster Colony Corp	1,267	257
Molson Coors Beverage Co, Cl B	101,200	5,230
National Beverage Corp, Cl A *	2,890	152
PepsiCo Inc	926	169
Philip Morris International Inc	17,153	1,668
Pilgrim's Pride Corp *	89,326	2,071
Post Holdings Inc *	21,457	1,928
PriceSmart Inc	3,873	277
Procter & Gamble Co/The	11,732	1,744
Reynolds Consumer Products Inc	30,768	846
Seaboard Corp	64	241
Seneca Foods Corp, Cl A *	2,634	138
Simply Good Foods Co/The *	2,568	102
SpartanNash Co	3,986	99
Tootsie Roll Industries Inc	9,627	432
TreeHouse Foods Inc *	6,763	341
Turning Point Brands Inc	10,972	230
Tyson Foods Inc, Cl A	48,995	2,906
Universal Corp/VA	7,966	421

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USANA Health Sciences Inc *	5,476	$345
Vector Group Ltd	29,933	360
Village Super Market Inc, Cl A	10,265	235
Vital Farms Inc *	20,255	310
Walmart Inc	5,270	777
WD-40 Co	126	22
Weis Markets Inc	52,226	4,422

		141,115
Energy — 3.6%
California Resources Corp	2,222	86
Chesapeake Energy Corp	49,800	3,787
Chevron Corp	53,700	8,762
DT Midstream Inc	56,800	2,804
Exxon Mobil Corp	96,267	10,556
Kinder Morgan Inc	146,600	2,567
Southwestern Energy Co *	85,507	427
Teekay Corp *	17,377	107
Teekay Tankers Ltd, Cl A *	3,363	144

		29,240
Financials — 12.8%
Aflac Inc	161,700	10,433
Allstate Corp/The	44,400	4,920
American Financial Group Inc/OH	14,800	1,798
AMERISAFE Inc	5,736	281
Annaly Capital Management Inc ‡	63,275	1,209
Aon PLC, Cl A	799	252
Axis Capital Holdings Ltd	22,074	1,204
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,237	56
Bank First Corp	1,616	119
Bank of New York Mellon Corp/The	199,083	9,046
Bankwell Financial Group Inc	613	15
Berkshire Hathaway Inc, Cl B *	15,800	4,879
Blue Foundry Bancorp *	2,472	24
Byline Bancorp Inc	5,118	111
Canadian Imperial Bank of Commerce	58,800	2,490
Carter Bankshares Inc *	2,619	37
Cboe Global Markets Inc	23,418	3,144
Chubb Ltd	2,040	396
Columbia Financial Inc *	15,930	291
Community Bank System Inc	522	27
Community Trust Bancorp Inc	2,353	89
CVB Financial Corp	5,922	99
Eastern Bankshares Inc	13,060	165
Employers Holdings Inc	11,670	487
Enact Holdings	811	19
Erie Indemnity Co, Cl A	4,052	939
Euronet Worldwide Inc *	315	35
Everest Re Group Ltd	17,028	6,097
EVERTEC Inc	916	31
First Busey Corp	4,891	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Commonwealth Financial Corp	2,179	$27
First Financial Bankshares Inc, Cl A	3,256	104
First Financial Corp/IN	7,948	298
FleetCor Technologies Inc *	7,960	1,678
Glacier Bancorp Inc, Cl A	494	21
Greenlight Capital Re Ltd, Cl A *	22,757	214
Hanover Insurance Group Inc/The, Cl A	21,384	2,748
Hartford Financial Services Group Inc/The	111,000	7,736
Heritage Commerce Corp	6,129	51
Independent Bank Corp	414	27
Independent Bank Corp/MI	1,017	18
James River Group Holdings Ltd	11,884	245
Loblaw Cos Ltd	61,600	5,606
Loews Corp	1,203	70
MarketAxess Holdings Inc	1,305	511
Marsh & McLennan Cos Inc	13,396	2,231
Mercantile Bank Corp	790	24
MetLife Inc	57,100	3,308
NBT Bancorp Inc	2,194	74
OceanFirst Financial Corp	90,806	1,678
Orrstown Financial Services Inc	709	14
Park National Corp	113	13
Popular Inc	8,782	504
Primis Financial	1,814	17
Progressive Corp/The	22,901	3,276
Reinsurance Group of America Inc, Cl A	13,715	1,821
RLI Corp	1,696	225
Ryan Specialty Holdings Inc, Cl A *	10,423	419
Safety Insurance Group Inc	4,018	299
Selective Insurance Group Inc	601	57
Towne Bank/Portsmouth VA	24,200	645
Travelers Cos Inc/The	17,900	3,068
TrustCo Bank Corp NY	3,796	121
Unity Bancorp Inc	1,503	34
Univest Financial Corp	6,031	143
Virtu Financial Inc, Cl A	166,163	3,141
W R Berkley Corp	59,506	3,705
Washington Federal Inc	79,300	2,389
Westamerica BanCorp	3,198	142
Western Union Co/The	667,751	7,445
Willis Towers Watson PLC	900	209
Zions Bancorp NA	22,683	679

		103,828
Health Care — 19.8%
Abbott Laboratories	6,401	648
AbbVie Inc	34,100	5,434
ADMA Biologics Inc *	10,950	36
Agilent Technologies Inc	10,663	1,475
Alkermes PLC *	4,924	139
Amgen Inc, Cl A	42,500	10,274
Amneal Pharmaceuticals Inc *	64,717	90
Amphastar Pharmaceuticals Inc *	10,517	394

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anika Therapeutics Inc *	6,523	$187
Avanos Medical Inc *	6,936	206
Becton Dickinson & Co	12,613	3,122
Biogen Inc *	6,089	1,693
Bio-Techne Corp	7,576	562
Bristol-Myers Squibb Co	175,120	12,138
Catalent Inc *	3,425	225
Catalyst Pharmaceuticals Inc *	15,830	263
Cigna Group/The	7,527	1,923
Computer Programs and Systems Inc *	4,572	138
Corcept Therapeutics Inc *	13,227	287
Cross Country Healthcare Inc *	719	16
CVS Health Corp	119,726	8,897
Danaher Corp, Cl A	4,326	1,090
DaVita Inc *	10,280	834
Deciphera Pharmaceuticals Inc *	19,401	300
Eagle Pharmaceuticals Inc/DE *	9,883	280
Elevance Health Inc	6,787	3,121
Esperion Therapeutics Inc *	29,844	47
Exelixis Inc *	151,002	2,931
Gilead Sciences Inc	213,030	17,675
Haemonetics Corp *	3,071	254
Halozyme Therapeutics Inc *	732	28
Harmony Biosciences Holdings Inc *	3,696	121
Hologic Inc *	31,188	2,517
Humana Inc	3,823	1,856
Incyte Corp *	51,014	3,687
Innoviva Inc *	31,047	349
Intercept Pharmaceuticals Inc *	13,263	178
Ionis Pharmaceuticals Inc *	48,943	1,749
Ironwood Pharmaceuticals Inc, Cl A *	27,928	294
Jazz Pharmaceuticals PLC *	37,755	5,525
Johnson & Johnson	67,199	10,416
Kiniksa Pharmaceuticals Ltd, Cl A *	15,231	164
Laboratory Corp of America Holdings	14,400	3,304
LeMaitre Vascular Inc	1,038	53
Ligand Pharmaceuticals Inc *	883	65
Masimo Corp *	4,026	743
McKesson Corp	19,000	6,765
Medpace Holdings Inc *	663	125
Merck & Co Inc	96,200	10,235
Merit Medical Systems Inc *	1,114	82
Mirum Pharmaceuticals Inc *	5,887	141
Neurocrine Biosciences Inc *	32,488	3,288
NuVasive Inc *	1,856	77
Organogenesis Holdings Inc, Cl A *	34,275	73
Organon & Co	110,753	2,605
Patterson Cos Inc	6,524	175
PerkinElmer Inc	1,810	241
PetIQ Inc, Cl A *	8,518	97
Pfizer Inc	234,656	9,574
Phibro Animal Health Corp, Cl A	12,502	192

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Point Biopharma Global Inc, Cl A *	4,532	$33
Premier Inc, Cl A	77,570	2,511
Prestige Consumer Healthcare Inc, Cl A *	2,007	126
QIAGEN NV *	54,359	2,497
Quest Diagnostics Inc	29,654	4,195
Regeneron Pharmaceuticals Inc *	208	171
Sage Therapeutics Inc *	3,057	128
Supernus Pharmaceuticals Inc *	7,096	257
Vanda Pharmaceuticals Inc *	26,865	182
Vertex Pharmaceuticals Inc *	206	65
Viatris Inc, Cl W	253,179	2,436
Vir Biotechnology Inc *	4,372	102
Waters Corp *	8,437	2,612
West Pharmaceutical Services Inc	8,106	2,809
Zimmer Biomet Holdings Inc	28,816	3,723

		161,245
Industrials — 8.6%
3M Co	13,246	1,392
Allison Transmission Holdings Inc	120,448	5,449
AZZ Inc	2,474	102
Barrett Business Services Inc	3,251	288
Booz Allen Hamilton Holding Corp, Cl A	18,880	1,750
Broadridge Financial Solutions Inc	1,143	168
BWX Technologies Inc, Cl W	11,628	733
Casella Waste Systems Inc, Cl A *	3,466	287
CH Robinson Worldwide Inc	23,529	2,338
CSG Systems International Inc	59,368	3,188
Cummins Inc	31,600	7,549
Dun & Bradstreet Holdings Inc	23,228	273
Enerpac Tool Group Corp, Cl A	15,755	402
Ennis Inc	15,604	329
Exponent Inc	525	52
FTI Consulting Inc *	18,509	3,653
General Dynamics Corp	6,738	1,538
Golden Ocean Group Ltd (A)	36,812	350
Huntington Ingalls Industries Inc, Cl A	7,736	1,602
L3Harris Technologies Inc	1,005	197
Landstar System Inc	3,094	555
Leidos Holdings Inc	2,626	242
Lockheed Martin Corp	19,149	9,052
ManpowerGroup Inc	9,909	818
Matson Inc	2,626	157
Maximus Inc	1,038	82
Miller Industries Inc/TN	1,507	53
MSC Industrial Direct Co Inc, Cl A	2,371	199
National Presto Industries	5,408	390
Northrop Grumman Corp	8,859	4,090
Otis Worldwide Corp	9,220	778
Proto Labs Inc *	2,749	91
Resources Connection Inc	14,682	250
Rollins Inc	68,252	2,561
Schneider National Inc, Cl B	150,871	4,036

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Science Applications International Corp	38,100	$4,094
Snap-on Inc	23,330	5,760
SS&C Technologies Holdings Inc	7,993	451
Stericycle Inc, Cl A *	559	24
Werner Enterprises Inc	99,600	4,531

		69,854
Information Technology — 14.2%
A10 Networks Inc	19,278	299
ACI Worldwide Inc *	9,046	244
Adeia Inc	14,871	132
Adobe Inc *	785	303
Altair Engineering Inc, Cl A *	376	27
Amdocs Ltd	130,242	12,507
American Software Inc/GA, Cl A	7,577	96
Arrow Electronics Inc, Cl A *	38,000	4,745
Autodesk Inc, Cl A *	12,852	2,675
AvePoint *	4,264	18
Avnet Inc	101,300	4,579
Brightcove Inc *	30,831	137
Canon Inc ADR	212,800	4,735
Cisco Systems Inc	265,600	13,884
CommVault Systems Inc *	5,680	322
Consensus Cloud Solutions Inc *	12,471	425
Dropbox Inc, Cl A *	67,962	1,469
eGain Corp *	3,349	25
Fortinet Inc *	3,033	202
Gen Digital Inc	114,203	1,960
GoDaddy Inc, Cl A *	15,291	1,188
Hewlett Packard Enterprise Co	418,100	6,660
Intel Corp	321,509	10,504
InterDigital Inc	2,733	199
International Business Machines Corp	102,708	13,464
Knowles Corp *	187,900	3,194
LiveRamp Holdings Inc *	11,133	244
NetApp Inc	6,942	443
Open Text Corp	57,000	2,196
Oracle Corp, Cl B	105,100	9,766
OSI Systems Inc *	28,433	2,910
Progress Software Corp	8,096	465
PTC Inc *	17,968	2,304
Roper Technologies Inc	4,223	1,861
Sanmina Corp *	1,185	72
Sapiens International Corp NV	16,915	367
ScanSource Inc *	1,858	57
Seagate Technology Holdings PLC	61,200	4,047
Skyworks Solutions Inc	12,229	1,443
Synopsys Inc *	2,381	920
Teradata Corp *	59,860	2,411
Upland Software Inc *	23,680	102
VeriSign Inc *	3,129	661
Vishay Intertechnology Inc	6,312	143
Vishay Precision Group Inc *	6,009	251

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vontier Corp	17,162	$469
Yext Inc *	22,753	219

		115,344
Materials — 4.4%
Balchem Corp	1,865	236
Berry Global Group Inc	61,293	3,610
FutureFuel Corp	8,834	65
Innospec Inc	606	62
International Paper Co	65,600	2,366
NewMarket Corp	24,356	8,889
Newmont Corp	14,740	723
Reliance Steel & Aluminum Co	15,600	4,005
Sealed Air Corp	43,200	1,983
Silgan Holdings Inc	136,535	7,328
Sonoco Products Co	72,100	4,398
SSR Mining Inc	109,250	1,652
Westrock Co	16,624	507

		35,824
Real Estate — 0.2%
Agree Realty Corp ‡	3,126	215
BRT Apartments Corp ‡	5,322	105
Easterly Government Properties Inc, Cl A ‡	5,111	70
Equity Commonwealth ‡	10,051	208
InvenTrust Properties Corp ‡	4,826	113
NETSTREIT Corp ‡	5,167	94
Omega Healthcare Investors Inc ‡	2,843	78
Postal Realty Trust Inc, Cl A ‡	21,348	325
RMR Group Inc/The, Cl A	3,682	97
Weyerhaeuser Co ‡	20,736	625

		1,930
Utilities — 5.1%
American States Water Co	3,957	352
Avista Corp	4,419	188
Brookfield Infrastructure Corp, Cl A	18,992	875
Chesapeake Utilities Corp	3,739	479
Clearway Energy Inc, Cl A	1,300	39
Clearway Energy Inc, Cl C	688	22
Consolidated Edison Inc	9,926	950
Constellation Energy Corp	2,661	209
Dominion Energy Inc	29,907	1,672
DTE Energy Co	2,146	235
Entergy Corp	33,565	3,616
Evergy Inc	131,300	8,025
Exelon Corp	61,000	2,555
Hawaiian Electric Industries Inc	2,924	112
Middlesex Water Co	795	62
National Fuel Gas Co	121,522	7,017
Northwest Natural Holding Co	5,992	285
NorthWestern Corp	3,196	185
Otter Tail Corp	55,888	4,039
Portland General Electric Co	7,945	388

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	17,974	$499
Spire Inc	2,651	186
UGI Corp	201,690	7,011
Vistra Corp	107,590	2,582
York Water Co/The	1,550	69

		41,652
Total Common Stock
(Cost $681,826) ($ Thousands)		796,323

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
4.740% **†(B)	4,621,675	4,622

Total Affiliated Partnership
(Cost $4,622) ($ Thousands)		4,622

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	16,109,697	16,110

Total Cash Equivalent
(Cost $16,110) ($ Thousands)		16,110

Total Investments in Securities — 100.3%
(Cost $702,558) ($ Thousands)		$817,055

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	36	Jun-2023	$7,013	$7,448	$435

Percentages are based on a Net Assets of $814,364 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $4,622 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	796,323	–	–	796,323
Affiliated Partnership	–	4,622	–	4,622
Cash Equivalent	16,110	–	–	16,110
Total Investments in Securities	812,433	4,622	–	817,055

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	435	–	–	435
Total Other Financial Instruments	435	–	–	435

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

U.S. Managed Volatility Fund (Concluded)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$7,816	$14,183	$(17,377)	$(1)	$1	$4,622	$35	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,947	116,402	(110,239)	—	—	16,110	319	—
Totals	$17,763	$130,585	$(127,616)	$(1)	$1	$20,732	$354	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Global Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%
Australia — 0.4%
Aurizon Holdings Ltd	263,069	$594
Glencore PLC	127,996	735
Rio Tinto Ltd	13,776	1,109
Telstra Group Ltd, Cl B	272,266	773
		3,211

Austria — 0.0%
Oberbank AG *	81	9
Telekom Austria AG, Cl A	44,848	339
		348

Belgium — 0.3%
Ageas SA/NV	21,222	919
Solvay SA	12,483	1,429
TINC Comm VA	2,066	27
		2,375

Brazil — 0.4%
Yara International ASA	86,465	3,747

Canada — 2.1%
BCE Inc	99,699	4,466
Canadian Utilities Ltd, Cl A	38,800	1,080
CGI Inc, Cl A *	7,400	712
Dollarama Inc	6,500	388
Emera Inc	14,800	607
Empire Co Ltd, Cl A	82,600	2,211
Fairfax Financial Holdings Ltd	2,400	1,594
George Weston Ltd	21,921	2,901
Loblaw Cos Ltd	31,126	2,833
Metro Inc/CN, Cl A	22,600	1,241
		18,033

China — 0.3%
BOC Hong Kong Holdings Ltd	72,000	224
CITIC Telecom International Holdings Ltd	1,597,000	651

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kerry Logistics Network Ltd	108,054	$168
Wilmar International Ltd	433,000	1,373
		2,416

Denmark — 0.9%
Carlsberg AS, Cl B	12,726	1,973
Novo Nordisk A/S, Cl B	34,277	5,428
		7,401

Finland — 0.8%
Elisa Oyj	86,919	5,247
Kemira Oyj	15,212	268
Orion Oyj, Cl A	259	12
Orion Oyj, Cl B	18,621	833
TietoEVRY Oyj	8,052	253
		6,613

France — 2.6%
ABC arbitrage	4,265	28
Air Liquide SA	19,174	3,212
Carrefour SA	185,782	3,761
Legrand SA	14,100	1,288
Orange SA	650,329	7,738
Sanofi	56,205	6,121
Vivendi SE	22,345	226
		22,374

Germany — 0.2%
Henkel AG & Co KGaA	17,258	1,256
McKesson Europe AG	874	23
		1,279

Hong Kong — 3.0%
APT Satellite Holdings Ltd	202,000	63
CK Hutchison Holdings Ltd	705,500	4,365
CLP Holdings Ltd, Cl B	531,656	3,842
Dah Sing Banking Group Ltd	108,898	83
HK Electric Investments & HK Electric Investments Ltd	475,315	298
HKT Trust & HKT Ltd	2,953,000	3,920
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	57
Link REIT ‡	135,200	869
Miramar Hotel & Investment	49,000	74
MTR Corp Ltd	208,000	1,004
New World Development Co Ltd	90,000	241
Nissin Foods Co Ltd	16,455	14
PCCW Ltd	4,732,000	2,362
Power Assets Holdings Ltd	800,000	4,292
Regal Hotels International Holdings Ltd *	158,182	63
SmarTone Telecommunications Holdings Ltd	118,020	76
Swire Pacific Ltd, Cl A	74,000	569
VTech Holdings Ltd	58,569	350

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WH Group Ltd	4,683,000	$2,792
		25,334

Ireland — 0.1%
Kerry Group PLC, Cl A	4,173	417

Israel — 2.3%
Bank Hapoalim BM	166,611	1,377
Bank Leumi Le-Israel BM	375,974	2,819
Bezeq The Israeli Telecommunication Corp Ltd	589,703	800
Check Point Software Technologies Ltd *	82,303	10,699
Elbit Systems Ltd	1,395	236
First International Bank Of Israel Ltd/The	43,619	1,532
ICL Group Ltd	245,104	1,643
Isracard Ltd	5	–
Nice Ltd *	842	188
Radware Ltd *	14,978	323
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	1,637	97
		19,714

Italy — 0.3%
Italgas SpA	28,912	177
Snam SpA	358,025	1,902
TXT e-solutions SpA	5,101	110
		2,189

Japan — 8.3%
Achilles Corp	2,500	26
Ahjikan Co Ltd	1,200	8
Aichi Electric Co Ltd (A)	600	16
Albis Co Ltd	1,600	30
Alinco Inc	2,700	21
Amano Corp	14,300	270
Anritsu Corp	28,300	261
Arcs Co Ltd	38,300	648
Asahi Co Ltd	6,200	63
Asante Inc	8,400	104
Autobacs Seven Co Ltd	19,500	212
Axial Retailing Inc	2,300	60
Belc Co Ltd (A)	4,300	181
Benesse Holdings Inc, Cl A	26,300	384
Calbee Inc	1,800	38
Canon Marketing Japan Inc	7,100	169
Cawachi Ltd (A)	29,900	515
C'BON COSMETICS Co Ltd	1,100	13
Chubu Electric Power Co Inc	54,600	575
Chugin Financial Group Inc	34,800	233
Chugoku Marine Paints Ltd	16,700	138
CI Takiron Corp	20,800	77
Computer Engineering & Consulting Ltd	18,100	175
COMSYS Holdings Corp	10,100	186
Create Medic Co Ltd	5,677	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dai Nippon Toryo Co Ltd	7,800	$50
Earth Corp	21,200	757
Eizo Corp	8,600	266
Ezaki Glico Co Ltd	21,100	529
FAN Communications Inc	8,000	24
FJ Next Holdings Co Ltd	14,600	109
FTGroup Co Ltd	2,900	24
Fujicco Co Ltd (A)	22,500	314
Fujiya Co Ltd	2,900	54
Fukuda Denshi Co Ltd	200	6
Gakkyusha Co Ltd	5,600	84
Heiwado Co Ltd	46,600	714
Hitachi Ltd	569	31
Hokuto Corp	53,000	740
House Foods Group Inc	21,600	457
Itochu-Shokuhin Co Ltd	2,003	77
Japan Oil Transportation Co Ltd	2,100	38
Japan Tobacco Inc	380,300	8,014
JSP Corp	20,300	237
Kajima Corp	54,600	658
Kaken Pharmaceutical Co Ltd	23,200	646
Kakiyasu Honten Co Ltd	1,131	19
Kansai Electric Power Co Inc/The	228,800	2,223
Kato Sangyo Co Ltd	27,200	720
KDDI Corp (A)	54,900	1,689
Kenedix Retail REIT Corp ‡	36	64
Kewpie Corp	11,900	199
Key Coffee Inc	7,400	113
Komeri Co Ltd	2,800	58
Kyokuyo Co Ltd	1,900	49
Kyorin Pharmaceutical (A)	104,700	1,344
Kyosan Electric Manufacturing Co Ltd	9,800	31
Kyushu Leasing Service Co Ltd	4,100	27
Lawson Inc	6,600	279
Lion Corp	34,900	376
Maezawa Kasei Industries Co Ltd	2,400	27
Marvelous Inc	5,300	27
McDonald's Holdings Co Japan Ltd	33,100	1,373
Megmilk Snow Brand Co Ltd	23,600	313
Ministop Co Ltd	4,700	50
Miroku Jyoho Service Co Ltd	6,500	81
Mitsubishi Corp	32,200	1,154
Mitsubishi Shokuhin Co Ltd	18,900	463
Mitsui & Co Ltd	5,600	174
Mitsui DM Sugar Holdings Co Ltd	9,900	152
MIXI Inc	1,900	38
Miyoshi Oil & Fat Co Ltd	16,300	120
Mochida Pharmaceutical Co Ltd	6,100	154
Mori Hills REIT Investment Corp ‡	41	46
Morinaga & Co Ltd/Japan	2,200	62
Morinaga Milk Industry Co Ltd	4,000	144
Morozoff Ltd	1,200	31

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Musashi Co Ltd	2,400	$29
Nagatanien Holdings Co Ltd	1,700	27
NEC Capital Solutions Ltd	1,600	30
Nichirei Corp	16,800	339
Nichirin Co Ltd	6,200	110
Nihon Chouzai Co Ltd	25,200	220
Nihon Denkei Co Ltd	2,000	29
Nikko Co Ltd/Hyogo	5,600	27
Nintendo Co Ltd (A)	50,300	1,949
Nippn Corp	111,234	1,389
Nippon BS Broadcasting Corp	1,700	12
NIPPON REIT Investment Corp ‡	213	513
Nippon Telegraph & Telephone Corp	206,600	6,159
Nisshin Oillio Group Ltd/The	5,452	133
Nissin Foods Holdings Co Ltd	5,100	465
Nittoc Construction Co Ltd	17,600	129
Oiles Corp	15,300	194
Okinawa Cellular Telephone Co	7,000	160
Okuwa Co Ltd	5,400	34
Osaki Electric Co Ltd	13,700	55
Otsuka Holdings Co Ltd	41,900	1,327
OUG Holdings Inc	2,236	42
Raito Kogyo Co Ltd	6,700	98
Rasa Corp	3,900	43
RYODEN CORP	2,300	32
San Holdings Inc	3,800	64
San-A Co Ltd, Cl A	25,300	778
Sanki Engineering Co Ltd	20,300	224
Sankyo Co Ltd	33,700	1,404
Showa Sangyo Co Ltd	18,600	355
SKY Perfect JSAT Holdings Inc	180,700	704
Socionext Inc	38,300	2,820
SoftBank Corp	391,700	4,511
SPK Corp	1,900	25
SRA Holdings	5,000	110
ST Corp	5,400	64
Sundrug Co Ltd	69,100	1,891
Tachibana Eletech Co Ltd	1,000	15
Takamatsu Construction Group Co Ltd	12,500	191
Takasago International Corp	2,300	45
Takeda Pharmaceutical Co Ltd	80,400	2,634
Teijin Ltd	31,000	326
Tekken Corp	6,000	82
TOKAI Holdings Corp	46,400	305
Tokuyama Corp	13,000	207
Tokyo Gas Co Ltd	28,700	538
Tokyo Individualized Educational Institute Inc	14,600	59
Tokyo Seimitsu Co Ltd	11,000	426
Tokyu Construction Co Ltd	5,000	25
Toyo Ink SC Holdings Co Ltd	21,700	336
Trend Micro Inc/Japan *	117,800	5,766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unicafe Inc (A)	6,400	$44
United Super Markets Holdings Inc (A)	101,800	854
Uoriki Co Ltd	5,800	95
Valor Holdings Co Ltd	12,300	179
Vital KSK Holdings Inc	31,000	209
Warabeya Nichiyo Holdings Co Ltd	2,600	35
Wowow Inc	19,124	181
Yamato Holdings Co Ltd	37,300	639
Yamaura Corp	2,900	24
Yaoko Co Ltd	6,100	317
Yokorei Co Ltd	16,000	116
Yondoshi Holdings Inc	3,300	44
Zenkoku Hosho Co Ltd	4,000	151
Zenrin Co Ltd	16,500	104
		70,312

Netherlands — 2.5%
Flow Traders Ltd	4,825	140
Koninklijke Ahold Delhaize NV	368,976	12,623
OCI NV	12,398	421
Shell PLC	95,963	2,762
Wolters Kluwer NV	44,109	5,576
		21,522

New Zealand — 0.6%
Freightways Group Ltd	13,822	82
Spark New Zealand Ltd	1,620,820	5,138
		5,220

Norway — 1.5%
AF Gruppen ASA	449	6
AMSC ASA	7,860	31
Bouvet ASA	2,334	14
DNB Bank ASA	52,189	934
Equinor ASA	118,867	3,390
Gjensidige Forsikring ASA	21,783	356
Orkla ASA	300,688	2,132
Sparebank 1 Oestlandet	3,854	42
SpareBank 1 SMN	5,063	60
SpareBank 1 Sorost-Norge	3,479	17
Sparebanken Vest	8,999	79
Telenor ASA	487,942	5,717
Veidekke ASA	21,684	230
		13,008

Portugal — 0.7%
Corticeira Amorim SGPS SA	3,292	36
Jeronimo Martins SGPS SA	191,357	4,495
NOS SGPS SA	57,922	265
REN - Redes Energeticas Nacionais SGPS SA	471,024	1,382
		6,178

Singapore — 0.9%
Bukit Sembawang Estates Ltd	11,000	34
Fraser and Neave Ltd	20,400	17

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jardine Cycle & Carriage Ltd	33,200	$783
Jardine Matheson Holdings Ltd	38,500	1,870
Kimly Ltd	90,400	22
Oversea-Chinese Banking Corp Ltd	235,600	2,198
Sheng Siong Group Ltd	1,367,374	1,739
Singapore Technologies Engineering Ltd	206,400	569
Venture Corp Ltd	12,700	169
		7,401

Spain — 0.7%
Cia de Distribucion Integral Logista Holdings SA	30,628	765
Endesa SA	9,562	208
Red Electrica Corp SA (A)	295,592	5,203
		6,176

Sweden — 0.4%
Axfood AB	53,762	1,313
Nordea Bank Abp, Cl A	13,795	147
Tele2 AB, Cl B	218,269	2,173
Volvo AB, Cl A	6,820	147
		3,780

Switzerland — 4.8%
ABB Ltd	35,169	1,208
Barry Callebaut AG	331	703
Bell Food Group AG	194	60
Berner Kantonalbank AG	248	62
BKW AG	2,434	383
Emmi AG	90	90
Nestle SA	53,225	6,494
Novartis AG	102,145	9,365
Plazza AG	133	45
PSP Swiss Property AG	30,307	3,450
Roche Holding AG	34,862	10,018
St Galler Kantonalbank AG	813	438
Swatch Group AG/The	8,046	509
Swatch Group AG/The, Cl B	1,223	420
Swisscom AG	12,308	7,857
		41,102

United Kingdom — 5.8%
British American Tobacco PLC	31,628	1,111
Bunzl PLC	64,308	2,431
Coca-Cola Europacific Partners PLC	25,128	1,487
GSK PLC	416,150	7,353
HSBC Holdings PLC	215,324	1,464
Imperial Brands PLC	189,952	4,378
J Sainsbury PLC	78,875	272
Liberty Global PLC, Cl A *	77,588	1,513
Pearson PLC	33,866	354
Reckitt Benckiser Group PLC	41,769	3,180
RELX PLC	230,133	7,449
Sage Group PLC/The	636,756	6,102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC	117,710	$3,360
Spirent Communications PLC	322,252	690
Tesco PLC	1,088,018	3,574
Unilever PLC	23,783	1,232
Vodafone Group PLC	3,319,373	3,665
		49,615

United States — 56.8%
AbbVie Inc	19,984	3,185
Aflac Inc	37,274	2,405
Air Products and Chemicals Inc	7,755	2,227
Alphabet Inc, Cl A *	17,304	1,795
Alphabet Inc, Cl C *	16,522	1,718
Altria Group Inc	126,106	5,627
Amcor PLC	280,950	3,197
Amdocs Ltd	75,235	7,225
American Business Bank *	1,369	45
American Electric Power Co Inc	9,451	860
AMETEK Inc	21,787	3,166
Amgen Inc, Cl A	34,558	8,354
Aon PLC, Cl A	7,297	2,301
Apple Inc	45,559	7,513
AptarGroup Inc	17,370	2,053
Archer-Daniels-Midland Co	12,360	985
Arrow Electronics Inc, Cl A *	8,774	1,096
Ashland Inc	12,450	1,279
AT&T Inc	4,257	82
AutoZone Inc *	2,801	6,885
Bank of New York Mellon Corp/The	15,549	706
Becton Dickinson & Co	15,047	3,725
Berkshire Hathaway Inc, Cl B *	15,948	4,924
BlackRock TCP Capital Corp	34,247	353
Booz Allen Hamilton Holding Corp, Cl A	20,559	1,906
Box Inc, Cl A *	42,528	1,139
Bristol-Myers Squibb Co	159,716	11,070
CACI International Inc, Cl A *	1,202	356
Cadence Design Systems Inc *	15,875	3,335
Campbell Soup Co	121,688	6,690
Cardinal Health Inc	11,093	837
Casey's General Stores Inc	25,469	5,513
Cboe Global Markets Inc	33,863	4,546
CF Industries Holdings Inc	28,682	2,079
CH Robinson Worldwide Inc	16,647	1,654
Chemed Corp	3,076	1,654
Chubb Ltd	2,889	561
Church & Dwight Co Inc	95,418	8,436
Cigna Group/The	6,237	1,594
Cirrus Logic Inc *	2,471	270
Cisco Systems Inc	175,162	9,157
Clorox Co/The	48,912	7,740
Coca-Cola Co/The	100,764	6,250
Cognizant Technology Solutions Corp, Cl A	4,618	281
Colgate-Palmolive Co	101,625	7,637

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comcast Corp, Cl A	8,307	$315
CommVault Systems Inc *	55,554	3,152
Conagra Brands Inc	90,049	3,382
Consolidated Edison Inc	12,694	1,215
Corebridge Financial Inc	105,816	1,695
Costco Wholesale Corp	3,431	1,705
Crane NXT Co	47,378	5,377
CVS Health Corp	59,126	4,394
Dolby Laboratories Inc, Cl A	62,691	5,355
Dollar General Corp	7,159	1,507
Dominion Energy Inc	17,999	1,006
Domino's Pizza Inc	4,057	1,338
Donaldson Co Inc, Cl A	2,371	155
DTE Energy Co	34,037	3,728
Duke Energy Corp	22,584	2,179
Ecolab Inc	8,626	1,428
Electronic Arts Inc	1,918	231
Elevance Health Inc	1,275	586
Ennis Inc	1,617	34
Expeditors International of Washington Inc	5,016	552
Exxon Mobil Corp	1,222	134
Fair Isaac Corp *	4,913	3,452
Ferguson PLC	15,957	2,134
Flowers Foods Inc	54,651	1,498
FMC Corp	14,148	1,728
Fox Corp, Cl A	23,607	804
General Dynamics Corp	15,843	3,616
General Mills Inc	108,679	9,288
Genuine Parts Co	5,849	979
Gilead Sciences Inc	102,882	8,536
Graco Inc	68,806	5,024
Graham Holdings Co, Cl B	2,107	1,256
Grand Canyon Education Inc *	13,044	1,486
HealthStream Inc	9,405	255
Hershey Co/The	32,252	8,205
HF Sinclair Corp	11,270	545
Hologic Inc *	10,065	812
Hormel Foods Corp	27,183	1,084
Hubbell Inc, Cl B	1,975	481
Humana Inc	16,236	7,882
Huntington Ingalls Industries Inc, Cl A	4,369	904
Incyte Corp *	130,100	9,402
Ingredion Inc	2,723	277
Insperity Inc, Cl A	2,599	316
Intercontinental Exchange Inc	51,850	5,408
J M Smucker Co/The	19,923	3,135
Jack Henry & Associates Inc	391	59
Jacobs Solutions Inc	17,773	2,088
John B Sanfilippo & Son Inc	2,862	277
Johnson & Johnson	72,083	11,173
Juniper Networks Inc	244,138	8,403
Kellogg Co	126,059	8,441

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	94,758	$12,719
Knight-Swift Transportation Holdings Inc, Cl A	635	36
Kraft Heinz Co/The	33,824	1,308
L3Harris Technologies Inc	4,955	972
Lamb Weston Holdings Inc	2,580	270
Leidos Holdings Inc	10,532	970
Lockheed Martin Corp	9,473	4,478
Marathon Petroleum Corp	2,104	284
Marsh & McLennan Cos Inc	46,568	7,756
McDonald's Corp	6,506	1,819
McKesson Corp	21,827	7,771
Medtronic PLC	51,373	4,142
Merck & Co Inc	64,282	6,839
Microsoft Corp	24,820	7,156
Molina Healthcare Inc *	3,348	896
Mondelez International Inc, Cl A	115,772	8,071
MP Materials Corp *	46,084	1,299
Neurocrine Biosciences Inc *	7,551	764
NewMarket Corp	280	102
Newmont Corp	10,897	534
NextGen Healthcare Inc *	1,547	27
Northrop Grumman Corp	8,122	3,750
Oracle Corp, Cl B	46,556	4,326
O'Reilly Automotive Inc *	1,137	965
PACCAR Inc	40,617	2,973
Packaging Corp of America	641	89
PepsiCo Inc	41,651	7,593
Pfizer Inc	31,207	1,273
Philip Morris International Inc	74,471	7,242
Phillips 66	21,044	2,133
Procter & Gamble Co/The	60,856	9,049
Public Storage ‡	8,145	2,461
QIAGEN NV *	764	35
Regeneron Pharmaceuticals Inc *	444	365
Reliance Steel & Aluminum Co	22,326	5,732
Royal Gold Inc, Cl A	57,746	7,490
RPM International Inc	50,616	4,416
Service Corp International/US	10,643	732
Silgan Holdings Inc	81,099	4,353
Sonoco Products Co	458	28
Synopsys Inc *	7,134	2,756
Toro Co/The	10,955	1,218
Travelers Cos Inc/The	3,112	533
Tyson Foods Inc, Cl A	13,129	779
United Therapeutics Corp *	8,379	1,877
UnitedHealth Group Inc	13,397	6,331
USANA Health Sciences Inc *	11,882	747
Valero Energy Corp	24,155	3,372
Varia US Properties AG	28	1
VeriSign Inc *	12,264	2,592
Verizon Communications Inc	279,461	10,868

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Pharmaceuticals Inc *	4,712	$1,485
Vistra Corp	43,220	1,037
VMware Inc, Cl A *	1,674	209
Walgreens Boots Alliance Inc	77,751	2,689
Walmart Inc	46,632	6,876
Waste Management Inc	2,314	378
WEC Energy Group Inc	2,066	196
Western Union Co/The	253,967	2,832
		482,821

Total Common Stock
(Cost $777,899) ($ Thousands)		822,586

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG, 7.000%	1,468	150
Henkel AG & Co KGaA (B)	37,652	2,948

Total Preferred Stock
(Cost $2,849) ($ Thousands)		3,098

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, LP
4.740% **†(C)	11,914,745	11,920

Total Affiliated Partnership
(Cost $11,916) ($ Thousands)		11,920

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	7,742,220	7,742

Total Cash Equivalent
(Cost $7,742) ($ Thousands)		7,742

Total Investments in Securities — 99.4%
(Cost $800,406) ($ Thousands)		$845,346

SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	29	Jun-2023	$1,314	$1,342	$22
FTSE 100 Index	8	Jun-2023	752	756	2
Hang Seng Index	2	Apr-2023	262	261	(1)
S&P 500 Index E-MINI	37	Jun-2023	7,502	7,655	153
SPI 200 Index	3	Jun-2023	352	361	7
TOPIX Index	5	Jun-2023	750	753	3
			$10,932	$11,128	$186

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/03/23	CAD	8,682	USD	6,401	$(14)
Barclays PLC	04/03/23	CHF	19,391	USD	20,739	(487)
Barclays PLC	04/03/23 - 05/01/23	DKK	52,217	USD	7,535	(87)
Barclays PLC	04/03/23	HKD	123,075	USD	15,703	25
BNP Paribas	04/03/23	SGD	4,771	USD	3,540	(48)
BNP Paribas	04/03/23	EUR	29,714	USD	31,581	(701)
BNP Paribas	04/03/23	NOK	75,714	USD	7,338	108
BNP Paribas	04/03/23 - 05/02/23	SEK	170,752	USD	16,418	(63)
BNP Paribas	04/03/23	JPY	4,961,428	USD	36,456	(823)
Brown Brothers Harriman	04/03/23	USD	148	NZD	238	1
Brown Brothers Harriman	04/03/23	USD	88	NZD	140	—
Brown Brothers Harriman	05/02/23	SGD	45	USD	34	—
Brown Brothers Harriman	04/03/23	SGD	199	USD	148	(2)
Brown Brothers Harriman	04/03/23 - 05/01/23	AUD	48	USD	32	—
Brown Brothers Harriman	04/03/23 - 05/01/23	AUD	229	USD	152	(1)
Brown Brothers Harriman	04/03/23 - 05/01/23	USD	277	AUD	417	3
Brown Brothers Harriman	04/03/23	USD	66	AUD	98	(1)
Brown Brothers Harriman	04/03/23 - 05/01/23	NZD	444	USD	274	(4)
Brown Brothers Harriman	04/03/23 - 05/01/23	USD	518	CAD	709	6
Brown Brothers Harriman	04/03/23	USD	440	NOK	4,666	5
Brown Brothers Harriman	04/03/23	USD	239	NOK	2,459	(4)
Brown Brothers Harriman	04/03/23	USD	658	SGD	888	9
Brown Brothers Harriman	04/03/23	USD	43	SGD	57	—
Brown Brothers Harriman	04/03/23 - 05/01/23	USD	903	DKK	6,338	21
Brown Brothers Harriman	04/03/23 - 05/01/23	USD	65	DKK	443	—
Brown Brothers Harriman	04/03/23	CHF	40	USD	43	—
Brown Brothers Harriman	04/03/23 - 05/02/23	CHF	933	USD	1,008	(13)
Brown Brothers Harriman	05/02/23	GBP	43	USD	53	—
Brown Brothers Harriman	04/03/23 - 05/02/23	GBP	1,477	USD	1,787	(40)
Brown Brothers Harriman	04/03/23 - 05/01/23	DKK	1,740	USD	249	(5)
Brown Brothers Harriman	05/01/23	CAD	32	USD	24	—
Brown Brothers Harriman	04/03/23 - 05/01/23	CAD	1,777	USD	1,291	(21)
Brown Brothers Harriman	04/03/23 - 05/02/23	USD	1,257	CHF	1,163	16
Brown Brothers Harriman	04/03/23 - 05/02/23	USD	666	CHF	607	(1)
Brown Brothers Harriman	04/03/23	USD	2,476	GBP	2,038	44
Brown Brothers Harriman	04/03/23	USD	2,402	SEK	25,542	61
Brown Brothers Harriman	04/03/23	USD	274	SEK	2,830	(1)
Brown Brothers Harriman	04/03/23	USD	3,018	HKD	23,662	(4)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/03/23 - 05/02/23	USD	2,448	EUR	2,289	$39
Brown Brothers Harriman	04/03/23 - 05/02/23	USD	660	EUR	606	(2)
Brown Brothers Harriman	04/03/23	USD	2,623	JPY	355,618	49
Brown Brothers Harriman	04/03/23	USD	2,152	JPY	283,527	(21)
Brown Brothers Harriman	05/02/23	EUR	207	USD	225	—
Brown Brothers Harriman	04/03/23	EUR	4,922	USD	5,217	(131)
Brown Brothers Harriman	04/03/23 - 05/02/23	HKD	4,233	USD	540	1
Brown Brothers Harriman	05/02/23	HKD	988	USD	126	—
Brown Brothers Harriman	04/03/23 - 05/02/23	SEK	887	USD	86	—
Brown Brothers Harriman	04/03/23 - 05/02/23	SEK	6,947	USD	659	(10)
Brown Brothers Harriman	04/03/23 - 05/02/23	NOK	1,590	USD	153	1
Brown Brothers Harriman	04/03/23 - 05/02/23	NOK	24,030	USD	2,262	(33)
Brown Brothers Harriman	04/03/23 - 05/01/23	JPY	178,956	USD	1,354	7
Brown Brothers Harriman	04/03/23 - 05/01/23	JPY	130,491	USD	969	(13)
Standard Chartered	04/03/23	AUD	3,254	USD	2,194	14
Standard Chartered	05/02/23	GBP	21,922	USD	27,053	(63)
Westpac Banking	04/03/23 - 05/01/23	NZD	8,520	USD	5,274	(55)
Westpac Banking	04/03/23	GBP	22,568	USD	27,307	(597)
Westpac Banking	05/01/23	AUD	2,995	USD	2,002	(5)
Westpac Banking	05/01/23	CAD	9,733	USD	7,160	(36)
Westpac Banking	05/01/23	JPY	4,594,634	USD	34,854	174
Westpac Banking	05/02/23	SGD	4,046	USD	3,045	(2)
Westpac Banking	05/02/23	CHF	18,832	USD	20,565	(115)
Westpac Banking	05/02/23	EUR	31,843	USD	34,607	(38)
Westpac Banking	05/02/23	NOK	92,422	USD	8,893	54
Westpac Banking	05/02/23	HKD	104,504	USD	13,337	3
						$(2,800)

Percentages are based on Net Assets of $850,321 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $11,920 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	822,392	194	–	822,586
Preferred Stock	3,098	–	–	3,098
Affiliated Partnership	–	11,920	–	11,920
Cash Equivalent	7,742	–	–	7,742
Total Investments in Securities	833,232	12,114	–	845,346

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	187	–	–	187
Unrealized Depreciation	(1)	–	–	(1)
Forward Contracts*
Unrealized Appreciation	–	641	–	641
Unrealized Depreciation	–	(3,441)	–	(3,441)
Total Other Financial Instruments	186	(2,800)	–	(2,614)

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$17,355	$66,904	$(72,346)	$—	$7	$11,920	$38	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,497	83,281	(84,036)	—	—	7,742	210	—
Totals	$25,852	$150,185	$(156,382)	$—	$7	$19,662	$248	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 2.6%
Alphabet Inc, Cl A *	19,626	$2,036
Alphabet Inc, Cl C *	4,281	445
AT&T Inc	190,500	3,667
Fox Corp, Cl A	83,711	2,850
Fox Corp, Cl B	50,761	1,589
Madison Square Garden Sports Corp	8,917	1,738
New York Times Co/The, Cl A	90,938	3,536
Verizon Communications Inc	176,872	6,879

		22,740
Consumer Discretionary — 4.6%
AutoZone Inc *	10,000	24,581
Darden Restaurants Inc	7,687	1,193
Dick's Sporting Goods Inc	12,374	1,756
Honda Motor Co Ltd ADR	129,300	3,425
McDonald's Corp	24,867	6,953
Toyota Motor Corp ADR (A)	16,500	2,338

		40,246
Consumer Staples — 16.4%
Altria Group Inc	51,246	2,287
Archer-Daniels-Midland Co	1,842	147
Bunge Ltd	11,345	1,084
Campbell Soup Co	53,765	2,956
Church & Dwight Co Inc	72,051	6,370
Clorox Co/The	19,287	3,052
Coca-Cola Co/The	69,556	4,315
Coca-Cola Europacific Partners PLC	49,400	2,924
Colgate-Palmolive Co	56,926	4,278
Costco Wholesale Corp	10,898	5,415
Dollar General Corp	8,848	1,862
General Mills Inc	70,976	6,066
Hershey Co/The	32,533	8,277
Hormel Foods Corp	110,755	4,417
J M Smucker Co/The	33,538	5,278

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kellogg Co	96,962	$6,492
Kimberly-Clark Corp	41,715	5,599
Kroger Co/The	317,500	15,675
Lamb Weston Holdings Inc	28,333	2,961
McCormick & Co Inc/MD	75,752	6,303
Metro Inc/CN, Cl A	58,400	3,208
PepsiCo Inc	56,305	10,264
Procter & Gamble Co/The	39,918	5,935
Target Corp, Cl A	22,685	3,757
Tyson Foods Inc, Cl A	54,966	3,261
Walmart Inc	146,507	21,602

		143,785
Energy — 1.0%
DT Midstream Inc	19,049	940
Eni ADR (A)	117,500	3,290
Exxon Mobil Corp	17,300	1,897
Williams Cos Inc/The	96,414	2,879

		9,006
Financials — 15.0%
Aflac Inc	112,800	7,278
Allstate Corp/The	65,446	7,252
American Financial Group Inc/OH	41,500	5,042
Assurant Inc	10,566	1,269
Bank of America Corp	7,089	203
Bank of Hawaii Corp	44,635	2,325
Bank OZK	120,055	4,106
Berkshire Hathaway Inc, Cl B *	33,500	10,344
Cboe Global Markets Inc	46,588	6,254
Chubb Ltd	12,399	2,408
Cullen/Frost Bankers Inc	13,679	1,441
Everest Re Group Ltd	41,580	14,886
Eversource Energy	68,092	5,329
First Hawaiian Inc	91,228	1,882
Hanover Insurance Group Inc/The, Cl A	19,700	2,531
Jack Henry & Associates Inc	10,939	1,649
M&T Bank Corp	2,432	291
MGIC Investment Corp	145,255	1,949
Morningstar Inc, Cl A	22,856	4,640
National Bank of Canada	54,700	3,907
Progressive Corp/The	115,800	16,566
RenaissanceRe Holdings Ltd	31,431	6,297
TFS Financial Corp	110,415	1,394
Travelers Cos Inc/The	106,824	18,311
White Mountains Insurance Group Ltd	2,847	3,922

		131,476
Health Care — 21.0%
AbbVie Inc	85,676	13,654
AmerisourceBergen Corp, Cl A	14,727	2,358
Amgen Inc, Cl A	16,800	4,061
AstraZeneca PLC ADR	75,200	5,220
Bio-Rad Laboratories Inc, Cl A *	4,023	1,927

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bristol-Myers Squibb Co	124,169	$8,606
Chemed Corp	1,680	903
CVS Health Corp	31,417	2,335
Danaher Corp, Cl A	9,731	2,453
Elevance Health Inc	44,047	20,253
Eli Lilly & Co	77,000	26,443
Gilead Sciences Inc	42,973	3,566
Henry Schein Inc *	15,109	1,232
Humana Inc	25,337	12,300
Incyte Corp *	55,898	4,040
Johnson & Johnson	53,074	8,227
McKesson Corp	8,957	3,189
Merck & Co Inc	195,945	20,847
Mettler-Toledo International Inc *	3,168	4,848
Pfizer Inc	208,635	8,512
Quest Diagnostics Inc	50,752	7,180
Thermo Fisher Scientific Inc	3,426	1,975
United Therapeutics Corp *	15,161	3,395
UnitedHealth Group Inc	35,650	16,848

		184,372
Industrials — 12.3%
3M Co	12,057	1,267
Automatic Data Processing Inc	11,680	2,600
Carrier Global Corp	50,700	2,320
CH Robinson Worldwide Inc	33,696	3,348
CSG Systems International Inc	37,600	2,019
Cummins Inc	10,600	2,532
EMCOR Group Inc	13,365	2,173
General Dynamics Corp	24,400	5,568
L3Harris Technologies Inc	26,704	5,241
Landstar System Inc	11,414	2,046
Lockheed Martin Corp	5,885	2,782
Northrop Grumman Corp	40,245	18,582
Quanta Services Inc	37,697	6,282
Raytheon Technologies Corp	135,100	13,230
Republic Services Inc	131,000	17,714
Schneider National Inc, Cl B	126,110	3,374
Waste Management Inc	101,545	16,569

		107,647
Information Technology — 17.2%
Amdocs Ltd	167,300	16,066
Apple Inc	181,200	29,880
Ciena Corp *	40,425	2,123
Cisco Systems Inc	108,070	5,650
F5 Inc, Cl A *	22,786	3,320
Microsoft Corp	93,896	27,070
Motorola Solutions Inc	87,964	25,169
NetApp Inc	46,296	2,956
Oracle Corp, Cl B	205,447	19,090
Qorvo Inc *	29,520	2,998

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	41,600	$16,068

		150,390
Materials — 2.3%
AptarGroup Inc	6,262	740
Avery Dennison Corp	31,600	5,654
Corteva Inc	74,350	4,484
Royal Gold Inc, Cl A	15,330	1,989
Sealed Air Corp	58,400	2,681
Silgan Holdings Inc	81,300	4,363

		19,911
Real Estate — 0.5%
Equity LifeStyle Properties Inc ‡	29,390	1,973
SBA Communications Corp, Cl A ‡	7,655	1,998

		3,971
Utilities — 5.2%
Ameren Corp	74,283	6,417
American Electric Power Co Inc	42,147	3,835
DTE Energy Co	38,099	4,173
Duke Energy Corp	41,428	3,997
Entergy Corp	17,400	1,875
National Fuel Gas Co	34,340	1,983
NextEra Energy Inc	85,116	6,561
Portland General Electric Co	52,500	2,567
Public Service Enterprise Group Inc	37,300	2,329
Southern Co/The	83,686	5,823
WEC Energy Group Inc	63,946	6,061

		45,621
Total Common Stock
(Cost $378,348) ($ Thousands)		859,165

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
4.740% **†(B)	4,192,720	4,193

Total Affiliated Partnership
(Cost $4,194) ($ Thousands)		4,193

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	16,110,322	$16,110

Total Cash Equivalent
(Cost $16,110) ($ Thousands)		16,110

Total Investments in Securities — 100.4%
(Cost $398,652) ($ Thousands)		$879,468

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Jun-2023	$5,653	$6,000	$347

Percentages are based on a Net Assets of $876,163 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $4,193 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	859,165	–	–	859,165
Affiliated Partnership	–	4,193	–	4,193
Cash Equivalent	16,110	–	–	16,110
Total Investments in Securities	875,275	4,193	–	879,468

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	347	–	–	347
Total Other Financial Instruments	347	–	–	347

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,473	$7,412	$(6,692)	$—	$—	$4,193	$13	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,834	136,737	(135,461)	—	—	16,110	357	—
Totals	$18,307	$144,149	$(142,153)	$—	$—	$20,303	$370	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed International Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%
Australia — 4.7%
Abacus Property Group ‡	226,087	$396
AGL Energy Ltd	194,391	1,051
ASX Ltd	1,380	60
Aurizon Holdings Ltd	652,462	1,472
Australia & New Zealand Banking Group	24,433	377
Bendigo & Adelaide Bank	52,109	304
BHP Group Ltd	9,678	306
Brambles Ltd	38,595	349
Coles Group Ltd	10,208	124
CSL Ltd	3,288	638
Deterra Royalties	32,233	104
Dexus *‡	57,350	291
EBOS Group Ltd	5,627	164
Elders Ltd	16,343	95
Endeavour Group Ltd/Australia	21,286	97
Glencore PLC	56,000	322
Harvey Norman Holdings Ltd (A)	390,215	941
JB Hi-Fi Ltd	28,421	813
Medibank Pvt Ltd	474,152	1,072
Metcash Ltd, Cl A	406,212	1,052
Newcrest Mining Ltd	13,198	236
Orica Ltd	14,718	152
Rio Tinto Ltd	9,399	757
Rio Tinto PLC	5,470	370
Rio Tinto PLC ADR	4,770	327
Sonic Healthcare Ltd	27,138	637
South32 Ltd	55,362	163
Telstra Group Ltd, Cl B	466,530	1,324
Transurban Group	42,206	404
Vicinity Ltd ‡	170,560	223
Wesfarmers Ltd	18,824	637
Woolworths Group Ltd	17,215	438
		15,696

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.6%
CA Immobilien Anlagen AG	4,737	$128
Mayr Melnhof Karton AG	3,798	631
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	616
Verbund AG	5,746	499
		1,874

Belgium — 0.9%
Ageas SA/NV	32,749	1,418
Etablissements Franz Colruyt NV	20,118	588
Proximus SADP	86,765	839
UCB SA, Cl A	2,296	206
		3,051

Brazil — 0.2%
Yara International ASA	15,995	693

Canada — 2.0%
Bank of Nova Scotia/The, Cl C (A)	7,856	395
Canadian Imperial Bank of Commerce	23,786	1,008
Canadian Tire Corp Ltd, Cl A	14,765	1,924
Cogeco Communications Inc	5,754	280
Empire Co Ltd, Cl A	26,754	716
Loblaw Cos Ltd	24,108	2,194
		6,517

China — 0.2%
BOC Hong Kong Holdings Ltd	89,000	277
Wilmar International Ltd	124,500	395
		672

Denmark — 3.2%
AP Moller - Maersk A/S, Cl B	236	428
Carlsberg AS, Cl B	12,271	1,902
Coloplast A/S, Cl B	7,340	965
Danske Bank A/S	48,402	974
DSV A/S	720	139
Genmab A/S *	1,478	558
Jyske Bank A/S *	2,041	143
Novo Nordisk A/S, Cl B	18,196	2,882
Scandinavian Tobacco Group A/S	66,734	1,326
Solar A/S, Cl B	2,119	171
Sydbank A/S	22,507	1,014
UIE	5,640	157
		10,659

Finland — 1.6%
Elisa OYJ	10,692	645
Kemira Oyj	45,914	809
Kesko OYJ, Cl B	56,495	1,216
Metsa Board, Cl B	50,571	408
Orion OYJ, Cl B	25,567	1,144
Sampo Oyj, Cl A	3,897	184

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TietoEVRY Oyj	32,083	$1,008
		5,414

France — 9.7%
Air Liquide SA	3,881	650
Arkema SA	7,540	744
AXA SA	35,579	1,089
BNP Paribas SA	3,209	193
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	5,335	106
Caisse Regionale de Credit Agricole Mutuel Nord de France	9,313	154
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	886	107
Carrefour SA	145,801	2,951
Cie Generale des Etablissements Michelin SCA	59,833	1,830
Credit Agricole SA	22,471	254
Danone SA	39,253	2,444
Dassault Systemes SE	2,647	109
Eiffage SA	6,260	678
Engie SA	109,908	1,740
Euroapi *	2,998	34
Eutelsat Communications SA (A)	17,947	120
Hermes International	182	369
Legrand SA	7,583	693
L'Oreal SA	465	208
Metropole Television SA	61,744	1,003
Orange SA	414,604	4,933
Pernod Ricard SA	2,108	478
Sanofi	66,490	7,241
Societe BIC SA	22,897	1,445
Thales SA, Cl A	5,065	750
TotalEnergies SE	25,354	1,497
Vivendi SE	33,639	340
		32,160

Germany — 5.4%
BASF SE	3,269	172
Bayer AG	34,730	2,216
Bayerische Motoren Werke AG	1,331	146
Beiersdorf AG	12,795	1,667
Deutsche Boerse AG	3,936	767
Deutsche Post AG	28,985	1,357
Deutsche Telekom AG	155,073	3,765
E.ON SE	10,939	137
Freenet AG	42,882	1,116
Fresenius Medical Care AG & Co KGaA	3,728	158
Fresenius SE & Co KGaA	10,322	279
Hannover Rueck SE	1,509	296
Henkel AG & Co KGaA	7,694	560
Hornbach Holding AG & Co KGaA	11,109	889
Knorr-Bremse AG	2,220	148

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck KGaA	4,963	$925
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,589	1,958
QIAGEN NV *	6,386	291
RWE AG	12,965	558
Siemens Healthineers AG	2,446	141
Sirius Real Estate Ltd	87,389	83
Talanx AG	3,767	175
		17,804

Hong Kong — 3.8%
CK Asset Holdings Ltd	267,500	1,622
CK Hutchison Holdings Ltd	248,000	1,534
CK Infrastructure Holdings Ltd	82,000	446
CLP Holdings Ltd, Cl B	92,000	665
Dah Sing Banking Group Ltd	303,600	232
Harbour Centre Development	88,000	83
Henderson Land Development	44,000	152
HK Electric Investments & HK Electric Investments Ltd	1,860,000	1,165
HKT Trust & HKT Ltd	582,000	773
Kerry Properties Ltd	340,000	868
Link REIT ‡	55,400	356
MTR Corp Ltd	98,000	473
New World Development Co Ltd	41,000	110
Pacific Textiles Holdings	749,000	241
Paliburg Holdings Ltd *	146,000	33
PCCW Ltd	862,704	431
Power Assets Holdings Ltd	174,500	936
SmarTone Telecommunications Holdings Ltd	328,500	211
VTech Holdings Ltd	256,200	1,533
WH Group Ltd	1,416,500	844
		12,708

Indonesia — 0.2%
First Resources Ltd	533,200	633

Ireland — 0.1%
Kerry Group PLC, Cl A	2,140	214

Israel — 2.1%
Bank Hapoalim BM	73,060	604
Bank Leumi Le-Israel BM	118,458	888
Bezeq The Israeli Telecommunication Corp Ltd	361,216	490
Check Point Software Technologies Ltd *	18,230	2,370
Elbit Systems Ltd	6,793	1,149
ICL Group Ltd	45,755	307
Isracard Ltd	–	–
Kerur Holdings Ltd	4,845	107
Mizrahi Tefahot Bank Ltd	12,013	374
Oil Refineries Ltd	1,057,809	288
Radware Ltd *	9,378	202

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shufersal Ltd	26,493	$128
		6,907

Italy — 1.9%
A2A SpA	636,039	1,016
ACEA SpA	26,106	357
Assicurazioni Generali SpA	15,478	309
Enel SpA	61,229	374
Eni SpA	119,562	1,676
Snam SpA	154,099	819
Terna - Rete Elettrica Nazionale	27,136	223
UnipolSai Assicurazioni SpA	546,367	1,382
		6,156

Japan — 23.8%
AEON Investment Corp ‡	681	743
Aozora Bank Ltd (A)	12,800	231
Arcs Co Ltd	38,800	656
Bandai Namco Holdings Inc	6,900	148
Benesse Holdings Inc, Cl A	13,700	200
Bridgestone Corp	26,900	1,090
Brother Industries Ltd	28,700	431
Canon Inc	69,600	1,546
Choushimaru Co Ltd	10,500	92
Chubu Electric Power Co Inc	9,600	101
CI Takiron Corp	40,400	150
Citizen Holdings (A)	89,900	528
Cosmos Pharmaceutical Corp	1,000	90
Daicel Corp	75,100	566
Daiichi Sankyo Co Ltd	7,500	273
Daiki Aluminium Industry Co Ltd	9,800	106
Daito Trust Construction Co Ltd	1,700	169
DCM Holdings Co Ltd	97,200	845
Earth Corp	7,100	254
EDION Corp (A)	77,600	749
ENEOS Holdings Inc (A)	409,800	1,434
Ezaki Glico Co Ltd	16,900	424
Fuji Nihon Seito	29,300	114
Fujicco Co Ltd	7,900	110
FUJIFILM Holdings Corp	7,600	385
Heiwado Co Ltd	7,900	121
Honda Motor Co Ltd	24,900	657
House Foods Group Inc	9,900	209
Hoya Corp	1,500	165
Inpex Corp	88,300	932
ITOCHU Corp (A)	88,700	2,882
Itochu Enex Co Ltd	78,700	669
Itoham Yonekyu Holdings	160,400	845
Iwatani Corp	3,900	170
Japan Post Bank Co Ltd (A)	38,900	317
Japan Post Holdings Co Ltd	227,700	1,844
Japan Post Insurance Co Ltd	7,700	120
Japan Tobacco Inc	123,900	2,611

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kadoya Sesame Mills Inc	3,900	$104
Kajima Corp	157,800	1,900
Kaken Pharmaceutical Co Ltd	21,900	610
Kamigumi Co Ltd	10,100	212
Kaneka Corp	24,800	646
Kansai Electric Power Co Inc/The	47,000	457
Kato Sangyo Co Ltd	8,700	230
KDDI Corp (A)	108,400	3,335
Keihanshin Building Co Ltd	14,200	128
Keisei Electric Railway	4,674	144
Keiyo Co Ltd	32,400	206
Kewpie Corp	18,100	303
Kinden Corp	67,500	812
Komeri Co Ltd	5,200	107
K's Holdings Corp (A)	88,600	776
Kuraray Co Ltd	171,300	1,572
Kurimoto Ltd	10,700	164
Kyorin Pharmaceutical	7,800	100
Kyowa Kirin Co Ltd	4,500	98
Lawson Inc	8,600	363
Lintec Corp	44,600	729
Lion Corp	11,800	127
Marubeni Corp	17,400	236
Maruichi Steel Tube Ltd	4,400	97
McDonald's Holdings Co Japan Ltd	3,100	129
Megmilk Snow Brand Co Ltd	25,000	332
MEIJI Holdings Co Ltd	20,600	489
Mirait Holdings Corp	50,300	625
Mitsubishi Corp	3,200	115
Mitsubishi Electric Corp	67,600	806
Mitsubishi Shokuhin Co Ltd	27,500	674
Mitsubishi UFJ Financial Group Inc	205,800	1,316
Mitsui & Co Ltd (A)	28,400	883
Mizuho Financial Group Inc	200,280	2,831
Mochida Pharmaceutical Co Ltd	4,000	101
Morinaga & Co Ltd/Japan	10,800	305
Morinaga Milk Industry Co Ltd	3,000	108
Morishita Jintan Co Ltd	10,900	164
MS&AD Insurance Group Holdings Inc	52,400	1,620
NEC Corp	6,400	246
NH Foods Ltd (A)	17,300	499
Nichirei Corp	6,500	131
Nintendo Co Ltd	19,000	736
Nippn Corp	17,100	214
Nippon Electric Glass	34,400	662
NIPPON EXPRESS HOLDINGS INC	12,700	765
Nippon Kayaku	11,300	102
Nippon Light Metal Holdings Co Ltd	8,400	93
Nippon Telegraph & Telephone Corp	165,900	4,946
Nippon Television Holdings	80,400	692
Nissan Chemical Corp	2,200	100
Nisshin Seifun Group Inc	15,500	181

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nissin Foods Holdings Co Ltd	2,500	$228
Nitto Fuji Flour Milling Co Ltd	5,000	169
Nomura Holdings Inc (A)	183,400	705
Okinawa Cellular Telephone Co	6,200	141
ORIX Corp	7,200	118
Otsuka Corp	9,100	322
Otsuka Holdings Co Ltd	16,600	526
Sankyo Co Ltd	38,600	1,608
Sankyu Inc	18,100	670
Secom Co Ltd	8,500	523
Seino Holdings Co Ltd	58,300	642
Sekisui Chemical Co Ltd	43,000	609
Sekisui House Ltd	47,600	968
Senko Group Holdings	59,100	421
Seven & i Holdings Co Ltd	5,500	248
Shimizu Corp	43,700	247
Shizuoka Financial Group Inc	45,700	327
Showa Sangyo Co Ltd	5,500	105
SoftBank Corp (A)	55,400	638
Sompo Holdings Inc	5,800	229
Sugi Holdings Co Ltd	3,400	146
Sumitomo Chemical Co Ltd	38,500	129
Sumitomo Corp	38,800	686
Sumitomo Mitsui Financial Group Inc	46,500	1,856
Sumitomo Mitsui Trust Holdings (A)	29,800	1,021
Sundrug Co Ltd	12,400	339
Suntory Beverage & Food Ltd	3,200	119
Taisei Corp (A)	17,100	528
Takeda Pharmaceutical Co Ltd	26,500	868
Techno Ryowa	18,100	119
Teijin Ltd	148,100	1,559
Toho Holdings Co Ltd	6,100	108
Tokio Marine Holdings Inc	8,700	167
Tokyo Gas Co Ltd	25,900	486
Toppan Printing Co Ltd	5,800	117
Trend Micro Inc/Japan	24,300	1,189
Tsuruha Holdings Inc	2,700	180
USS Co Ltd	30,200	523
Valor Holdings Co Ltd	29,600	430
Yaizu Suisankagaku Industry Co Ltd	16,800	108
Yamada Denki Co Ltd (A)	348,900	1,197
Yamaguchi Financial Group	92,500	565
Yamato Holdings Co Ltd	10,600	182
Yellow Hat Ltd	11,200	154
Zaoh Co Ltd	8,700	148
		78,666

Jordan — 0.3%
Hikma Pharmaceuticals PLC	40,058	830

Netherlands — 3.0%
ABN AMRO Bank NV	11,695	186
JDE Peet's NV	16,874	492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke Ahold Delhaize NV	180,028	$6,159
Koninklijke KPN NV	143,332	507
NN Group NV	37,509	1,363
Shell PLC	3,555	102
Signify NV	4,814	160
Wolters Kluwer NV	7,314	925
		9,894

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp Ltd	19,131	320
Fletcher Building Ltd	191,165	523
Freightways Group Ltd	50,319	298
Mainfreight Ltd	2,097	92
Mercury NZ Ltd	109,078	432
Meridian Energy Ltd	35,190	116
SKY Network Television	70,053	110
Spark New Zealand Ltd	282,585	896
		2,787

Norway — 1.1%
DNB Bank ASA	22,448	402
Equinor ASA	40,333	1,150
Norsk Hydro ASA	28,454	211
Olav Thon Eiendomsselskap ASA	6,096	100
Orkla ASA	185,365	1,314
SpareBank 1 SR-Bank ASA	17,208	199
Telenor ASA	29,170	342
		3,718

Portugal — 0.9%
Galp Energia SGPS SA	11,883	135
Jeronimo Martins SGPS SA	75,328	1,769
NOS SGPS SA	37,349	171
REN - Redes Energeticas Nacionais SGPS SA	209,231	614
Sonae SGPS	383,487	419
		3,108

Singapore — 4.1%
DBS Group Holdings Ltd	108,700	2,705
Frasers Property	144,000	95
Great Eastern Holdings Ltd	18,400	242
Ho Bee Land Ltd	56,400	95
Jardine Cycle & Carriage Ltd	111,500	2,628
Jardine Matheson Holdings Ltd	15,300	743
Mapletree Logistics Trust ‡	154,270	199
Oversea-Chinese Banking Corp Ltd	233,500	2,179
Sheng Siong Group Ltd	383,000	487
Singapore Airlines Ltd	27,500	119
Singapore Exchange Ltd	30,300	215
Singapore Technologies Engineering Ltd	465,500	1,283
Straits Trading Co Ltd	74,500	125
United Overseas Bank Ltd	89,200	2,003
Venture Corp Ltd	25,400	338
		13,456

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 0.0%
Anglo American PLC	3,222	$107
Thungela Resources Ltd	1,394	16
		123

Spain — 1.9%
CaixaBank SA	14,847	58
Cia de Distribucion Integral Logista Holdings SA	90,492	2,261
Endesa SA	25,772	560
Faes Farma SA	69,832	239
Iberdrola SA	57,953	723
Red Electrica Corp SA	46,663	821
Repsol SA, Cl A	81,536	1,257
Telefonica SA	61,390	265
		6,184

Sweden — 1.7%
Axfood AB	37,092	906
Epiroc AB, Cl B	14,793	252
Essity AB, Cl B	24,943	713
KNOW IT AB	7,589	151
Nordea Bank Abp, Cl A	29,586	316
Nyfosa AB	18,745	130
Securitas, Cl B	16,575	147
Svenska Cellulosa AB SCA, Cl B	11,438	150
Swedbank AB, Cl A	32,836	539
Swedish Orphan Biovitrum AB *	29,681	691
Tele2 AB, Cl B	109,903	1,094
Telefonaktiebolaget LM Ericsson, Cl B	57,079	334
Telia Co AB	86,472	220
		5,643

Switzerland — 7.6%
ABB Ltd	9,006	309
Alcon Inc	3,282	232
ALSO Holding AG	606	123
Baloise Holding AG	7,301	1,138
Barry Callebaut AG	349	741
Basellandschaftliche Kantonalbank	201	200
Berner Kantonalbank AG	473	119
BKW AG	5,701	897
Chocoladefabriken Lindt & Spruengli AG	74	875
Emmi AG	591	594
EMS-Chemie Holding AG	206	170
Helvetia Holding AG	3,743	522
Nestle SA	10,269	1,253
Novartis AG	55,965	5,131
PSP Swiss Property AG	2,998	341
Roche Holding AG	16,289	4,658
Romande Energie Holding SA	76	96
Sika AG	1,337	374
Sonova Holding AG	3,097	911
Swiss Life Holding AG	1,417	874

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swiss Re AG	1,155	$119
Swisscom AG	5,873	3,749
Thurgauer Kantonalbank	927	121
TX Group AG	559	65
Valiant Holding AG	8,341	897
Vetropack Holding, Cl A	3,654	184
Zurich Insurance Group AG	965	462
		25,155

United Kingdom — 13.5%
3i Group PLC	18,195	379
AstraZeneca PLC ADR	5,620	390
Atalaya Mining PLC	44,952	190
B&M European Value Retail SA	150,368	896
BAE Systems PLC	390,677	4,746
Bank of Georgia Group	12,433	423
BP PLC	235,524	1,488
BP PLC ADR	18,564	704
British American Tobacco PLC	60,174	2,113
BT Group PLC, Cl A	650,300	1,172
Bunzl PLC	27,294	1,032
Coca-Cola Europacific Partners PLC	6,368	377
Computacenter PLC	30,082	795
DCC PLC	10,563	616
Diageo PLC	12,148	543
Direct Line Insurance Group	35,934	61
Ferguson PLC	3,272	431
Finsbury Food Group PLC	134,390	159
Gateley Holdings	45,924	101
GSK PLC	251,716	4,448
Haleon PLC	227,013	904
Howden Joinery Group PLC	31,799	274
HSBC Holdings PLC	99,862	679
Imperial Brands PLC	143,551	3,308
Inchcape PLC	24,346	233
J Sainsbury PLC	549,681	1,894
Kingfisher PLC	221,705	716
Land Securities Group PLC ‡	30,716	236
National Grid PLC	49,038	665
Pearson PLC	91,651	957
Premier Foods PLC	273,039	412
QinetiQ Group PLC	391,128	1,571
Reckitt Benckiser Group PLC	9,785	745
RELX PLC	23,211	751
Sage Group PLC/The	38,292	367
Shell PLC	80,736	2,304
Standard Chartered PLC	15,772	120
Tate & Lyle	112,963	1,096
Tesco PLC	734,967	2,415
Unilever PLC	58,454	3,028
Vodafone Group PLC	540,380	597
Woodside Energy Group	5,009	112

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YouGov PLC	8,551	$96
		44,544

United States — 0.3%
Ferguson PLC	2,386	319
GSK PLC ADR	9,074	323
QIAGEN NV *	5,555	255
		897

Total Common Stock
(Cost $262,551) ($ Thousands)		316,163

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (B)	33,981	2,660

Total Preferred Stock
(Cost $2,260) ($ Thousands)		2,660

AFFILIATED PARTNERSHIP — 5.3%
SEI Liquidity Fund, LP
4.740% **†(C)	17,515,723	17,523

Total Affiliated Partnership
(Cost $17,520) ($ Thousands)		17,523

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	4,327,361	4,327

Total Cash Equivalent
(Cost $4,327) ($ Thousands)		4,327

Total Investments in Securities — 103.0%
(Cost $286,658) ($ Thousands)		$340,673

SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	30	Jun-2023	$1,311	$1,389	$62
FTSE 100 Index	8	Jun-2023	730	756	16
Hang Seng Index	1	Apr-2023	126	130	5
SPI 200 Index	2	Jun-2023	233	241	7
TOPIX Index	6	Jun-2023	881	903	23
			$3,281	$3,419	$113

Percentages are based on Net Assets of $330,615 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $17,523 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	316,163	—	—	316,163
Affiliated Partnership	—	17,523	—	17,523
Cash Equivalent	4,327	—	—	4,327
Preferred Stock	2,660	—	—	2,660
Total Investments in Securities	323,150	17,523	—	340,673

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	113	–	–	113
Total Other Financial Instruments	113	–	–	113

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023, ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$18,526	$48,825	$(49,832)	$1	$3	$17,523	$46	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,754	33,273	(31,700)	—	—	4,327	79	—
Totals	$21,280	$82,098	$(81,532)	$1	$3	$21,850	$125	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Real Estate Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Real Estate — 98.7%
Acadia Realty Trust ‡	40,530	$565
Alexandria Real Estate Equities Inc ‡	16,120	2,025
American Homes 4 Rent, Cl A ‡	24,180	761
American Tower Corp, Cl A ‡	6,740	1,377
Apple Hospitality REIT Inc ‡	21,250	330
AvalonBay Communities Inc ‡	18,330	3,081
Boston Properties Inc ‡	14,690	795
Brixmor Property Group Inc ‡	59,030	1,270
Camden Property Trust ‡	9,060	950
Cousins Properties Inc ‡	23,759	508
CubeSmart ‡	24,560	1,135
DiamondRock Hospitality Co ‡	45,390	369
Digital Realty Trust Inc, Cl A ‡	37,280	3,665
Douglas Emmett Inc ‡	60,799	750
Equinix Inc ‡	6,780	4,889
Equity Residential ‡	51,210	3,073
Extra Space Storage Inc ‡	10,164	1,656
First Industrial Realty Trust Inc ‡	41,040	2,183
Healthpeak Properties Inc ‡	61,010	1,340
Highwoods Properties Inc ‡	26,040	604
Host Hotels & Resorts Inc ‡	66,570	1,098
Invitation Homes Inc ‡	92,260	2,881
Kilroy Realty Corp ‡	26,360	854
Kimco Realty Corp ‡	29,590	578
Life Storage Inc ‡	7,670	1,005
Medical Properties Trust Inc ‡	53,853	443
Mid-America Apartment Communities Inc ‡	5,880	888
Omega Healthcare Investors Inc ‡	30,880	846
Park Hotels & Resorts Inc ‡	32,220	398
Prologis Inc ‡	72,857	9,090
Public Storage ‡	11,300	3,414
Regency Centers Corp ‡	13,377	818
Retail Opportunity Investments Corp ‡	27,952	390
Rexford Industrial Realty Inc ‡	19,560	1,167
RPT Realty ‡	61,569	586
Sabra Health Care Inc ‡	37,284	429
SBA Communications Corp, Cl A ‡	5,250	1,371
Simon Property Group Inc ‡	24,910	2,789
Sun Communities Inc ‡	17,727	2,497
UDR Inc ‡	36,340	1,492
Urban Edge Properties ‡	35,350	532
Ventas Inc ‡	57,826	2,507
Veris Residential Inc *‡	16,094	236
Welltower Inc ‡	48,140	3,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xenia Hotels & Resorts Inc ‡	48,217	$631

Total Common Stock
(Cost $60,758) ($ Thousands)		71,717

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.740% **†(A)	4,247	4

Total Affiliated Partnership
(Cost $4) ($ Thousands)		4

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	860,244	860

Total Cash Equivalent
(Cost $860) ($ Thousands)		860

Total Investments in Securities — 99.9%
(Cost $61,622) ($ Thousands)		$72,581

Percentages are based on Net Assets of $72,679 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $4 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	71,717	–	–	71,717
Affiliated Partnership	–	4	–	4
Cash Equivalent	860	–	–	860
Total Investments in Securities	72,577	4	–	72,581

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3	$—	$—	$—	$1	$4	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,110	10,292	(11,542)	—	—	860	27	—
Totals	$2,113	$10,292	$(11,542)	$—	$1	$864	$27	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.6%
Agency Mortgage-Backed Obligations — 33.9%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$203	$209
7.000%, 05/01/2024 to 03/01/2039	55	59
6.500%, 10/01/2031 to 03/01/2053	1,425	1,473
6.000%, 02/01/2032 to 12/01/2052	1,351	1,387
5.500%, 01/01/2024 to 01/01/2053	2,243	2,275
5.000%, 05/01/2033 to 01/01/2053	5,895	5,931
4.500%, 04/01/2035 to 11/01/2052	7,972	7,934
4.000%, 08/01/2041 to 07/01/2052	13,808	13,462
3.500%, 12/01/2033 to 05/01/2052	39,493	37,349
3.000%, 03/01/2031 to 04/01/2052	30,312	27,679
2.500%, 10/01/2031 to 05/01/2052	63,510	55,383
2.000%, 06/01/2040 to 05/01/2052	49,148	41,441
1.500%, 10/01/2041 to 05/01/2051	11,257	8,877
0.000%, 07/15/2031(A)	265	192
FHLMC ARM
6.268%, ICE LIBOR USD 12 Month + 1.688%, 02/01/2043(B)	127	129
5.497%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(B)	76	78
4.301%, SOFR30A + 2.130%, 07/01/2052(B)	511	500
4.119%, SOFR30A + 2.380%, 09/01/2052(B)	290	283
4.069%, ICE LIBOR USD 12 Month + 1.636%, 04/01/2048(B)	1,101	1,102
3.986%, SOFR30A + 2.140%, 08/01/2052(B)	561	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.912%, SOFR30A + 2.130%, 07/01/2052(B)	$427	$413
3.884%, ICE LIBOR USD 12 Month + 1.688%, 09/01/2047(B)	531	539
3.470%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(B)	464	461
3.380%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(B)	110	112
3.097%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(B)	238	230
3.007%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(B)	1,331	1,273
2.980%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(B)	995	1,009
2.877%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(B)	446	432
2.838%, ICE LIBOR USD 12 Month + 1.719%, 01/01/2044(B)	189	192
2.817%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(B)	298	288
2.673%, ICE LIBOR USD 12 Month + 1.611%, 10/01/2043(B)	103	104
2.557%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(B)	45	46
2.553%, ICE LIBOR USD 12 Month + 1.646%, 10/01/2043(B)	172	175
2.508%, ICE LIBOR USD 12 Month + 1.631%, 11/01/2043(B)	94	95
2.368%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(B)	54	54
2.304%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(B)	85	86
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	14	14
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	17	18
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	162	168
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	435	458
FHLMC CMO, Ser 2007-3281, Cl AI, IO
1.746%, 02/15/2037(B)	34	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	109	114
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
1.346%, 05/15/2038(B)	4	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
1.546%, 01/15/2040(B)	24	2
FHLMC CMO, Ser 2011-3947, Cl SG, IO
1.266%, 10/15/2041(B)	193	18

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	$923	$856
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	245	229
FHLMC CMO, Ser 2012-272, Cl F1
5.184%, ICE LIBOR USD 1 Month + 0.500%, 08/15/2042(B)	475	466
FHLMC CMO, Ser 2012-280, Cl F1
5.184%, ICE LIBOR USD 1 Month + 0.500%, 09/15/2042(B)	488	479
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	128	6
FHLMC CMO, Ser 2012-4054, Cl SA, IO
1.366%, 08/15/2039(B)	362	31
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	253	13
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	48	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
1.566%, 09/15/2042(B)	178	15
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	301	262
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	71	59
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	82	3
FHLMC CMO, Ser 2013-4240, Cl FA
5.184%, ICE LIBOR USD 1 Month + 0.500%, 08/15/2043(B)	883	867
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.074%, 02/15/2038(B)	11	–
FHLMC CMO, Ser 2014-4335, Cl SW, IO
1.316%, 05/15/2044(B)	39	4
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	129	115
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.212%, 04/15/2041(B)	122	5
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	111	109
FHLMC CMO, Ser 2016-353, Cl S1, IO
1.316%, 12/15/2046(B)	272	29
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,847	1,534
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,248	1,152
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	913	843
FHLMC CMO, Ser 2018-4793, Cl FD
4.984%, ICE LIBOR USD 1 Month + 0.300%, 06/15/2048(B)	133	128
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	188	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	$428	$381
FHLMC CMO, Ser 2018-4826, Cl KF
4.984%, ICE LIBOR USD 1 Month + 0.300%, 09/15/2048(B)	272	262
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	41	40
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	617	572
FHLMC CMO, Ser 2020-4993, Cl KF
5.295%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2050(B)	2,412	2,315
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	762	124
FHLMC CMO, Ser 2020-5004, Cl FM
5.195%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2050(B)	520	499
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	274	40
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	732	114
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,809	490
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	330	50
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	514	69
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	147	21
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	696	110
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,370	433
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	519	67
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,054	118
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,038	848
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	439	354
FHLMC CMO, Ser 2021-5119, Cl QF
4.760%, SOFR30A + 0.200%, 06/25/2051(B)	735	701
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,000	138
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	368	308
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	846	743
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	535	482

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	$780	$707
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	768	677
FHLMC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	339	301
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	677	617
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,982
FHLMC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	1,047	935
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	423
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(B)	12,999	204
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(B)	6,500	203
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(B)	10,992	257
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.093%, 05/25/2023(B)	26,067	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	280	273
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.602%, 03/25/2027(B)	4,578	92
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(B)	1,988	89
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029(B)	4,850	299
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.240%, 06/25/2029(B)	700	46
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(B)	1,295	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.913%, 08/25/2023(B)	6,173	9
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.288%, 07/25/2026(B)	967	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.570%, 12/25/2027(B)	$2,992	$66
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.925%, 05/25/2028(B)	3,997	158
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.212%, 06/25/2027(B)	1,513	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	551
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	710	601
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	307
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	553
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.145%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(B)(D)	590	570
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.012%, 10/25/2037(B)	63	54
FNMA
7.500%, 10/01/2037 to 04/01/2039	69	74
7.000%, 09/01/2026 to 02/01/2053	968	1,009
6.500%, 05/01/2027 to 02/01/2053	1,413	1,482
6.000%, 01/01/2024 to 01/01/2053	1,964	2,028
5.500%, 02/01/2035 to 09/01/2056	2,774	2,852
5.000%, 07/01/2033 to 12/01/2052	3,639	3,713
4.500%, 04/01/2025 to 08/01/2058	16,125	16,033
4.440%, 11/01/2032	100	101
4.410%, 12/01/2032	200	202
4.370%, 11/01/2032	200	202
4.260%, 11/01/2032	200	200
4.200%, 01/01/2029	775	766
4.060%, 07/01/2032	299	292
4.000%, 01/01/2027 to 06/01/2057	39,656	38,714
3.900%, 08/01/2032	100	96
3.890%, 07/01/2032	600	573
3.880%, 07/01/2032	99	97
3.850%, 08/01/2032	200	190
3.840%, 07/01/2032 to 08/01/2032	300	291
3.820%, 07/01/2027	111	109
3.740%, 09/01/2032	200	192
3.560%, 07/01/2032	100	95
3.520%, 06/01/2032	100	95
3.500%, 05/01/2033 to 06/01/2052	53,805	50,764

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.450%, 03/01/2029	$57	$55
3.250%, 05/01/2029	58	55
3.160%, 05/01/2029	180	170
3.020%, 05/01/2026	550	527
3.000%, 12/01/2031 to 07/01/2060	113,924	104,171
2.930%, 06/01/2030	76	71
2.900%, 11/01/2029	497	460
2.820%, 07/01/2027	554	524
2.500%, 03/01/2035 to 09/01/2061	78,004	68,498
2.455%, 04/01/2040	1,920	1,426
2.150%, 02/01/2032(B)	239	203
2.000%, 05/01/2036 to 04/01/2052	139,356	117,706
1.850%, 09/01/2035	558	480
1.500%, 10/01/2041 to 07/01/2051	17,173	13,854
FNMA ARM
6.131%, ICE LIBOR USD 12 Month + 1.641%, 01/01/2043(B)	50	51
4.720%, 12 Month Treas Avg + 1.928%, 11/01/2035(B)	168	165
4.657%, 12 Month Treas Avg + 1.848%, 10/01/2035(B)	38	37
4.647%, SOFR30A + 2.130%, 08/01/2052(B)	970	965
4.645%, SOFR30A + 2.122%, 08/01/2052(B)	926	910
4.621%, 12 Month Treas Avg + 1.854%, 10/01/2035 to 08/01/2052 (B)	1,386	1,374
4.613%, 12 Month Treas Avg + 1.859%, 11/01/2035(B)	32	31
4.353%, SOFR30A + 2.124%, 07/01/2052(B)	1,077	1,061
4.315%, SOFR30A + 2.125%, 08/01/2052(B)	1,108	1,090
4.249%, SOFR30A + 2.127%, 11/01/2052(B)	707	701
4.227%, SOFR30A + 2.370%, 09/01/2052(B)	282	276
4.168%, SOFR30A + 2.120%, 07/01/2052(B)	970	936
4.154%, SOFR30A + 2.133%, 10/01/2052(B)	2,115	2,092
4.129%, SOFR30A + 2.120%, 09/01/2052(B)	883	875
3.963%, SOFR30A + 2.120%, 08/01/2052(B)	247	237
3.831%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(B)	671	675
3.739%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(B)	257	259
3.683%, SOFR30A + 2.370%, 08/01/2052(B)	625	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.307%, ICE LIBOR USD 12 Month + 1.567%, 03/01/2043(B)	$25	$26
3.172%, ICE LIBOR USD 12 Month + 1.579%, 10/01/2043(B)	229	232
2.981%, ICE LIBOR USD 12 Month + 1.603%, 03/01/2050(B)	1,076	1,045
2.255%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(B)	69	70
1.615%, 12/01/2051(B)	274	246
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	95	92
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	118	123
FNMA CMO, Ser 2006-112, Cl ST, IO
1.855%, 11/25/2036(B)	222	10
FNMA CMO, Ser 2009-103, Cl MB
3.325%, 12/25/2039(B)	16	16
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	384	330
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	835	862
FNMA CMO, Ser 2011-87, Cl SG, IO
1.705%, 04/25/2040(B)	44	1
FNMA CMO, Ser 2011-96, Cl SA, IO
1.705%, 10/25/2041(B)	454	33
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	69	2
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	11	–
FNMA CMO, Ser 2012-133, Cl CS, IO
1.305%, 12/25/2042(B)	124	15
FNMA CMO, Ser 2012-133, Cl JF
5.195%, ICE LIBOR USD 1 Month + 0.350%, 12/25/2042(B)	405	396
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	329	283
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	4	4
FNMA CMO, Ser 2012-35, Cl SC, IO
1.655%, 04/25/2042(B)	101	12
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	109	116
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	10	9
FNMA CMO, Ser 2012-74, Cl SA, IO
1.805%, 03/25/2042(B)	130	8
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	20	18
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,121	1,004
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	281	251

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-124, Cl SB, IO
1.105%, 12/25/2043(B)	$201	$22
FNMA CMO, Ser 2013-126, Cl CS, IO
1.305%, 09/25/2041(B)	162	10
FNMA CMO, Ser 2013-15, Cl FA
5.195%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2043(B)	492	480
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,521
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	377	328
FNMA CMO, Ser 2013-54, Cl BS, IO
1.305%, 06/25/2043(B)	74	9
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	190	11
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	28	1
FNMA CMO, Ser 2013-9, Cl SA, IO
1.305%, 03/25/2042(B)	161	10
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	128	138
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	971	999
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	459	422
FNMA CMO, Ser 2014-47, Cl AI, IO
0.255%, 08/25/2044(B)	85	4
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	251	218
FNMA CMO, Ser 2015-20, Cl EF
5.195%, ICE LIBOR USD 1 Month + 0.350%, 04/25/2045(B)	1,134	1,105
FNMA CMO, Ser 2015-26, Cl GF
5.145%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2045(B)	708	691
FNMA CMO, Ser 2015-32, Cl FA
5.145%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2045(B)	424	412
FNMA CMO, Ser 2015-48, Cl FB
5.145%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2045(B)	532	517
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(B)	215	8
FNMA CMO, Ser 2015-56, Cl AS, IO
1.305%, 08/25/2045(B)	31	4
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	261	226
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,289	1,174
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	53	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	$1,303	$1,187
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,568	2,178
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	507	473
FNMA CMO, Ser 2017-76, Cl SB, IO
1.255%, 10/25/2057(B)	795	87
FNMA CMO, Ser 2017-85, Cl SC, IO
1.355%, 11/25/2047(B)	243	24
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	918	865
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	707	639
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	251	243
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	258	230
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	387	372
FNMA CMO, Ser 2018-85, Cl FE
5.145%, ICE LIBOR USD 1 Month + 0.300%, 12/25/2048(B)	1,170	1,137
FNMA CMO, Ser 2019-15, Cl FA
5.345%, ICE LIBOR USD 1 Month + 0.500%, 04/25/2049(B)	275	268
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	847	784
FNMA CMO, Ser 2019-43, Cl FC
5.245%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2049(B)	552	534
FNMA CMO, Ser 2019-67, Cl FB
5.295%, ICE LIBOR USD 1 Month + 0.450%, 11/25/2049(B)	271	263
FNMA CMO, Ser 2019-79, Cl FA
5.345%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(B)	1,305	1,270
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	641	102
FNMA CMO, Ser 2020-34, Cl F
5.295%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2050(B)	378	366
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,012	929
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	423	259
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	418	351
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,275	1,085
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	553	85

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	$900	$694
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	917	178
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,599	297
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,078	201
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	1,902	339
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	726	114
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	172	28
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,819	1,486
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,070	896
FNMA CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	580	515
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	1,628	1,484
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	631	564
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
7.445%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(B)	353	355
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
7.845%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2024(B)	1,309	1,335
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
9.095%, ICE LIBOR USD 1 Month + 4.250%, 01/25/2031(B)	540	569
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	479	80
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	140	26
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	116	18
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	116	5
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	616	566
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	911	868
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,195	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	$1,928	$309
FNMA TBA
6.500%, 04/30/2037	400	412
6.000%, 05/01/2032	11,820	12,057
5.500%, 04/30/2035	27,930	28,212
5.000%, 04/30/2037 to 05/01/2038	40,763	40,562
4.500%, 04/14/2033 to 05/01/2038	39,474	38,680
4.000%, 04/01/2039 to 05/15/2053	31,704	30,332
3.500%, 04/01/2041 to 05/15/2053	18,055	16,783
3.000%, 04/01/2043 to 05/15/2053	40,360	36,238
2.500%, 04/25/2027 to 04/15/2053	62,513	54,085
2.000%, 04/15/2038 to 05/15/2053	60,229	50,055
FNMA, Ser 2014-M8, Cl X2, IO
0.293%, 06/25/2024(B)	2,430	4
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(B)	276	261
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	93
FNMA, Ser M36, Cl X1, IO
1.498%, 09/25/2034(B)	535	36
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.819%, ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(B)(D)	709	659
GNMA
8.000%, 11/15/2029 to 09/15/2030	26	27
7.500%, 03/15/2029 to 10/15/2037	33	34
7.000%, 09/15/2031	13	13
6.500%, 07/15/2028 to 12/15/2035	699	721
6.000%, 12/15/2028 to 10/20/2040	1,272	1,314
5.505%, 07/20/2060(B)	1	1
5.500%, 11/20/2052	1,088	1,102
5.000%, 07/20/2040 to 02/20/2053	3,742	3,794
4.700%, 09/20/2061(B)	66	66
4.500%, 04/20/2041 to 12/20/2050	5,663	5,641
4.496%, 01/20/2069(B)	7	7
4.000%, 06/20/2047 to 11/20/2050	8,626	8,408
3.500%, 01/20/2046 to 12/20/2052	15,565	14,740
3.000%, 09/15/2042 to 12/20/2052	26,465	24,264
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2034(B)	77	76
2.500%, 12/20/2050 to 02/20/2053	15,972	14,052
2.000%, 09/20/2050 to 10/20/2051	6,734	5,748
GNMA CMO, Ser 2007-17, Cl IB, IO
1.489%, 04/20/2037(B)	244	11
GNMA CMO, Ser 2007-51, Cl SG, IO
1.819%, 08/20/2037(B)	32	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.802%, 12/16/2037(B)	325	13

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl XS, IO
2.072%, 07/16/2039(B)	$172	$8
GNMA CMO, Ser 2010-4, Cl NS, IO
1.662%, 01/16/2040(B)	2,105	208
GNMA CMO, Ser 2010-85, Cl HS, IO
1.889%, 01/20/2040(B)	4	–
GNMA CMO, Ser 2010-H11, Cl FA
5.635%, ICE LIBOR USD 1 Month + 1.000%, 06/20/2060(B)	271	272
GNMA CMO, Ser 2010-H27, Cl FA
4.946%, ICE LIBOR USD 1 Month + 0.380%, 12/20/2060(B)	760	755
GNMA CMO, Ser 2010-H28, Cl FE
4.966%, ICE LIBOR USD 1 Month + 0.400%, 12/20/2060(B)	230	228
GNMA CMO, Ser 2011-H08, Cl FG
5.046%, ICE LIBOR USD 1 Month + 0.480%, 03/20/2061(B)	245	244
GNMA CMO, Ser 2011-H08, Cl FD
5.066%, ICE LIBOR USD 1 Month + 0.500%, 02/20/2061(B)	119	119
GNMA CMO, Ser 2011-H09, Cl AF
5.066%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(B)	157	156
GNMA CMO, Ser 2012-141, Cl WA
4.521%, 11/16/2041(B)	170	168
GNMA CMO, Ser 2012-34, Cl SA, IO
1.289%, 03/20/2042(B)	247	27
GNMA CMO, Ser 2012-43, Cl SN, IO
1.872%, 04/16/2042(B)	42	6
GNMA CMO, Ser 2012-98, Cl SA, IO
1.372%, 08/16/2042(B)	104	11
GNMA CMO, Ser 2012-H25, Cl FA
4.700%, ICE LIBOR USD 1 Month + 0.700%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.743%, 10/20/2062(B)	513	14
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	81	8
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	262	40
GNMA CMO, Ser 2014-5, Cl SP, IO
1.422%, 06/16/2043(B)	71	3
GNMA CMO, Ser 2014-H10, Cl TA
5.166%, ICE LIBOR USD 1 Month + 0.600%, 04/20/2064(B)	411	409
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	69	12
GNMA CMO, Ser 2015-H10, Cl FC
5.046%, ICE LIBOR USD 1 Month + 0.480%, 04/20/2065(B)	252	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H18, Cl FA
5.016%, ICE LIBOR USD 1 Month + 0.450%, 06/20/2065(B)	$105	$105
GNMA CMO, Ser 2015-H20, Cl FA
5.036%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(B)	180	178
GNMA CMO, Ser 2016-120, Cl FA
5.161%, ICE LIBOR USD 1 Month + 0.400%, 09/20/2046(B)	259	253
GNMA CMO, Ser 2016-135, Cl SB, IO
1.372%, 10/16/2046(B)	201	29
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	498	459
GNMA CMO, Ser 2017-H15, Cl KI, IO
1.717%, 07/20/2067(B)	473	26
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.163%, 09/20/2067(B)	3,026	110
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.153%, 10/20/2067(B)	217	10
GNMA CMO, Ser 2017-H22, Cl IC, IO
0.002%, 11/20/2067(B)	98	4
GNMA CMO, Ser 2018-H06, Cl PF
4.866%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(B)	240	238
GNMA CMO, Ser 2018-H07, Cl FD
4.866%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(B)	434	433
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	294	268
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	636	88
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	237	33
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	311	43
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	242	33
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	904	121
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	242	34
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	166	23
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	312	33
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,019	220
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	218	36
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	534	87

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H09, Cl NF
5.816%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(B)	$232	$233
GNMA CMO, Ser 2020-H09, Cl FL
5.716%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(B)	569	565
GNMA CMO, Ser 2020-H12, Cl F
5.066%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(B)	50	48
GNMA CMO, Ser 2020-H13, Cl FA
5.016%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(B)	585	565
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	426	47
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,089	153
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	651	110
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,230	1,025
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	669	672
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	530	525
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	499	508
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	465	461
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	469	82
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,422	206
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	475	477
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	902	123
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,247	1,936
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	884	772
GNMA CMO, Ser 2022-197, Cl LF
5.259%, SOFR30A + 0.700%, 11/20/2052(B)	1,919	1,918
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	800	659
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,497	1,354
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	675	588
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	4,269	3,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
6.000%, 06/01/2036	$3,600	$3,664
5.500%, 04/22/2034	4,000	4,045
5.000%, 04/01/2040	6,575	6,583
4.500%, 04/01/2039	10,450	10,293
4.000%, 04/01/2040	17,808	17,144
3.500%, 04/15/2053	11,853	11,112
3.000%, 04/15/2043	2,400	2,186
2.500%, 05/15/2046 to 04/15/2048	23,523	20,712
2.000%, 04/15/2053	1,900	1,614
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	767	608
GNMA, Ser 107, Cl AD
2.844%, 11/16/2047(B)	230	209
GNMA, Ser 110, Cl IO, IO
0.872%, 11/16/2063(B)	2,387	165
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,233	1,523
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	508	402
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	600	471
GNMA, Ser 2012-112, Cl IO, IO
0.130%, 02/16/2053(B)	345	1
GNMA, Ser 2012-152, Cl IO, IO
0.610%, 01/16/2054(B)	2,195	36
GNMA, Ser 2012-27, Cl IO, IO
0.270%, 04/16/2053(B)	428	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(B)	637	1
GNMA, Ser 2014-47, Cl IA, IO
0.148%, 02/16/2048(B)	49	–
GNMA, Ser 2014-50, Cl IO, IO
0.629%, 09/16/2055(B)	241	6
GNMA, Ser 2014-92, Cl IX, IO
0.102%, 05/16/2054(B)	2,882	14
GNMA, Ser 2015-5, Cl IK, IO
0.296%, 11/16/2054(B)	2,484	22
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	156	145
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	88	70
GNMA, Ser 210, Cl IO, IO
0.694%, 07/16/2064(B)	1,496	103
GNMA, Ser 216, Cl IO, IO
0.751%, 07/16/2065(B)	1,497	102
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	500	398
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	685	39
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	172

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 41, Cl IO, IO
0.595%, 07/16/2058(B)	$514	$14
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,440	182
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,285	143

		1,216,794
Non-Agency Mortgage-Backed Obligations — 5.7%
Alen Mortgage Trust, Ser ACEN, Cl A
5.834%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(B)(D)	885	782
Alternative Loan Trust, Ser 2006-18CB, Cl A6
9.219%, 07/25/2036(B)	144	141
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.277%, ICE LIBOR USD 6 Month + 2.000%, 06/25/2045(B)	428	419
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
7.021%, ICE LIBOR USD 6 Month + 1.750%, 11/25/2045(B)	695	314
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
5.245%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2046(B)	2,035	1,652
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	277	254
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	87	78
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	509	403
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	4,877	4,460
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	459
AREIT Trust, Ser 2019-CRE3, Cl A
6.044%, TSFR1M + 1.384%, 09/14/2036(B)(D)	199	197
AREIT, Ser 2022-CRE7, Cl A
6.985%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,050	2,032
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	1,790	1,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.596%, 08/10/2045(B)(D)	$871	$214
BANK 2022, Ser BNK40, Cl A4
3.394%, 03/15/2064(B)	605	530
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	655	623
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	1,715	1,618
Barclays Commercial Mortgage Trust, Ser C3, Cl A3
3.319%, 05/15/2052	432	394
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	221	215
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	625
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	462	438
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.715%, 05/25/2034(B)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.236%, 10/25/2033(B)	251	227
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
2.805%, 11/25/2035(B)	2,343	480
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	625	559
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.985%, ICE LIBOR USD 1 Month + 0.140%, 03/25/2037(B)	2,396	1,966
Benchmark Mortgage Trust, Ser B13, Cl A4
2.952%, 08/15/2057	337	293
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	935	823
Benchmark Mortgage Trust, Ser B35, Cl A5
4.457%, 05/15/2055(B)	485	461
Benchmark Mortgage Trust, Ser B35, Cl AS
4.457%, 05/15/2055(B)	645	581
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	660	617
BPR Trust, Ser OANA, Cl A
6.725%, TSFR1M + 1.898%, 04/15/2037(B)(D)	915	879
BPR Trust, Ser STAR, Cl A
8.059%, TSFR1M + 3.232%, 08/15/2024(B)(D)	1,785	1,780
BPR Trust, Ser TY, Cl A
5.734%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(B)(D)	415	395

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	$358	$333
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	209	202
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(D)	1,540	1,294
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.862%, TSFR1M + 1.034%, 10/15/2036(B)(D)	4,636	4,584
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
6.942%, TSFR1M + 2.114%, 10/15/2036(B)(D)	2,303	2,225
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,629
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.384%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)(D)	2,867	2,756
BX Commercial Mortgage Trust, Ser XL2, Cl A
5.373%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)(D)	833	798
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,024
BX Trust, Ser GPA, Cl A
6.992%, TSFR1M + 2.165%, 10/15/2039(B)(D)	1,285	1,269
BX Trust, Ser MMP, Cl A
5.684%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(B)(D)	1,378	1,362
BX Trust, Ser PSB, Cl A
7.278%, TSFR1M + 2.451%, 08/15/2039(B)(D)	994	989
Cali Mortgage Trust, Ser 101C, Cl A
3.957%, 03/10/2039(D)	1,280	1,120
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	11	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	289
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.789%, 08/15/2050(B)	7,451	201
CD Mortgage Trust, Ser CD3, Cl AS
3.833%, 02/10/2050	3,843	3,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$248	$238
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	346
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,306
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(B)(D)	2,840	2,236
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(B)(D)	2,960	2,251
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.066%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.644%, 02/25/2037(B)	6	6
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.226%, 06/25/2035(B)	5	4
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	52	48
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(D)	1,156	994
CIM TRUST, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(B)(D)	701	657
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	240	219
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,339
Citigroup Commercial Mortgage Trust, Ser GC48, Cl A5
4.580%, 05/15/2054(B)	303	294
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	664	529
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	728	574
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(B)	14	14
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.110%, 10/10/2046(B)	70	46
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	120	99

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$130	$117
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(D)	140	128
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	232
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.056%, 03/10/2047(B)	1,317	7
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	276
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.084%, 02/10/2048(B)	5,236	73
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	388
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,011
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	2,331	2,309
COMM Mortgage Trust, Ser CR13, Cl A4
4.194%, 11/10/2046(B)	318	313
COMM Mortgage Trust, Ser CR14, Cl B
4.588%, 02/10/2047(B)	850	810
COMM Mortgage Trust, Ser CR26, Cl C
4.467%, 10/10/2048(B)	870	781
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046(B)	128	128
COMM Mortgage Trust, Ser LC19, Cl A3
2.922%, 02/10/2048	1,488	1,426
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	352
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	706
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	538
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
7.145%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(D)	60	60
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
6.945%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(D)	130	130
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
6.895%, ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(B)(D)	190	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$12	$12
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.436%, 10/25/2033(B)	287	270
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
7.042%, SOFR30A + 2.500%, 10/25/2066(B)(D)	1,372	1,351
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	462	443
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	363	323
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,066	885
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	708	690
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	161
CSMC Trust, Ser 2017-CHOP, Cl G
10.034%, ICE LIBOR USD 1 Month + 5.350%, 07/15/2032(B)(D)	1,000	888
CSMC Trust, Ser 2017-PFHP, Cl A
5.634%, ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(B)(D)	1,190	1,123
CSMC Trust, Ser 2017-RPL1, Cl M2
2.952%, 07/25/2057(B)(D)	1,760	1,355
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,895	1,697
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	586	510
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	1,587	1,356
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(D)	448	415
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,484	1,309
CSMC, Ser 2014-11R, Cl 9A2
4.897%, ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(B)(D)	1,746	1,292
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	2,135	1,939
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(B)(D)	1,403	1,209
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	3,009	2,907

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser MARK, Cl A
7.523%, TSFR1M + 2.695%, 06/15/2039(B)(D)	$480	$476
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	1,175	1,139
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034(B)(D)	550	522
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,015
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
5.561%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(B)	245	225
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.005%, ICE LIBOR USD 1 Month + 1.320%, 11/15/2038(B)(D)	2,500	2,364
EQUS Mortgage Trust, Ser EQAZ, Cl A
5.439%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(B)(D)	816	785
EQUS Mortgage Trust, Ser EQAZ, Cl B
5.784%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(B)(D)	790	748
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	134	118
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.060%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,467
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	65	64
GPMT, Ser 2021-FL3, Cl A
6.011%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(B)(D)	725	718
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	1,310	1,246
GS Mortgage Securities II, Ser ARDN, Cl B
6.334%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(B)(D)	1,623	1,562
GS Mortgage Securities II, Ser GC30, Cl B
4.025%, 05/10/2050(B)	480	438
GS Mortgage Securities II, Ser SRP5, Cl A
6.484%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(B)(D)	2,627	2,182
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(B)	270	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	$977	$959
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	633
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	415	412
GS Mortgage Securities Trust, Ser GC47, Cl A5
2.377%, 05/12/2053	328	272
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	840
GS Mortgage Securities Trust, Ser ROSS, Cl A
5.835%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(B)(D)	2,170	1,952
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,921	1,837
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	830	733
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	10	10
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.121%, 10/25/2033(B)	89	85
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	7	7
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	2
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.194%, 05/19/2034(B)	375	351
HIT Trust, Ser HI32, Cl A
7.218%, TSFR1M + 2.391%, 07/15/2024(B)(D)	1,560	1,557
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,053
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	1,240	1,047
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	549	537

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.884%, 01/15/2047(B)	$130	$127
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.548%, 09/15/2047(B)	120	105
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	331	322
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,219	1,162
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	543
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	358	356
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	909
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl A4
4.199%, 01/15/2047	210	207
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	400
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
1.009%, 06/12/2043(B)	40	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.201%, 02/15/2051(B)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.561%, 07/15/2047(B)	380	324
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(B)(D)	1,305	1,304
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,320
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	908	897
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	193
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.184%, 11/25/2033(B)	9	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.661%, 08/25/2034(B)	$25	$24
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
5.853%, 05/25/2045(B)(D)	26	25
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	97	87
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	307	273
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	146	125
JPMorgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(B)(D)	703	567
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(B)(D)	1,919	1,553
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(D)	1,754	1,490
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(C)(D)	494	461
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.545%, ICE LIBOR USD 1 Month + 1.700%, 09/25/2047(B)	3,833	3,131
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	2	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,041	699
Med Trust, Ser MDLN, Cl A
5.635%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(B)(D)	1,310	1,261
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.447%, 07/25/2033(B)	6	5
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	530	464
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	923	877
MHC Trust, Ser MHC2, Cl A
5.534%, ICE LIBOR USD 1 Month + 0.850%, 05/15/2038(B)(D)	1,250	1,206
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	628	581
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(D)	965	763

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(B)(D)	$11	$3
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(B)	83	20
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(B)	14	14
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	737	587
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	7	7
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	239
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	918
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
5.674%, 12/12/2049(B)	54	27
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.962%, 11/15/2049(B)	2,862	75
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
5.659%, ICE LIBOR USD 1 Month + 0.975%, 11/15/2034(B)(D)	36	35
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
6.334%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(B)(D)	1,508	1,463
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	460
Morgan Stanley Capital I Trust, Ser L2, Cl A3
3.806%, 03/15/2052	480	445
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.795%, 04/15/2055(B)	580	497
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	5,557	4,483
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	620	569
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(D)	518	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	$137	$126
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	360	294
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,783	1,750
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
5.595%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(B)(D)	1,696	1,677
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	34	33
OBX Trust, Ser 2020-EXP3, Cl 2A1A
5.745%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(B)(D)	45	45
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	509	402
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	443	332
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	1,560	1,334
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,288
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.445%, ICE LIBOR USD 1 Month + 0.600%, 07/25/2037(B)	2,855	2,740
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	2	1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	7	7
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	631	552
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	1,728	1,624
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	2,084	1,684
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(B)(D)	289	250
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(B)(D)	400	324
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	898	758
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(B)(D)	445	431
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	486	394
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	604	489

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.529%, 12/25/2034(B)	$195	$160
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(D)	230	224
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	2,264	2,033
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,840	2,517
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.987%, 10/25/2048(B)(D)	1,167	1,131
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	53
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	390	278
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044(D)	211	208
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	253	217
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	50	47
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	170	159
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	196	172
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	676	558
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
5.035%, ICE LIBOR USD 1 Month + 0.190%, 09/25/2047(B)	2,047	1,770
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
5.507%, 07/25/2033(B)	25	23
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.933%, 12/25/2033(B)	11	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.208%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(B)(D)	$253	$252
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057(B)(D)	1,050	926
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(D)	732	682
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058(B)(D)	499	490
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	839	788
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	506	456
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	462	432
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	370
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	227	216
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(B)(D)	118	114
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(D)	196	187
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	171	164
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	97	89
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	331	276
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	629	534
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	474	395
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	589	471
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,853	1,498
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	911	771
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	655	556

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	$285	$255
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	294	261
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	217	196
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.233%, 10/25/2033(B)	19	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.818%, 08/25/2033(B)	12	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.157%, 09/25/2033(B)	19	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
4.138%, 06/25/2033(B)	3	3
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	40	39
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.253%, 06/25/2034(B)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	60	62
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
6.405%, ICE LIBOR USD 1 Month + 1.560%, 10/25/2045(B)	156	146
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.365%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(B)	3,536	3,128
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
3.838%, 12 Month Treas Avg + 0.700%, 02/25/2047(B)	1,000	815
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
3.838%, 12 Month Treas Avg + 0.700%, 01/25/2047(B)	648	503
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(B)(D)	88	86
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.364%, 07/15/2046(B)	20	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	$570	$546
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.183%, 11/15/2059(B)	4,460	141
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(B)	840	767
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
3.277%, 05/25/2035(B)	1,334	1,098
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.047%, 05/15/2045(B)(D)	220	–
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(B)	110	106
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	300	279
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	245	226
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	172	168

		201,803
Total Mortgage-Backed Securities
(Cost $1,489,088) ($ Thousands)		1,418,597

CORPORATE OBLIGATIONS — 31.7%
Communication Services — 2.8%
Alphabet
2.050%, 08/15/2050	150	95
1.900%, 08/15/2040	250	175
1.100%, 08/15/2030	240	197
0.450%, 08/15/2025	110	101
Altice France
5.500%, 10/15/2029 (D)	210	161
AT&T
5.550%, 08/15/2041	130	132
5.350%, 09/01/2040	130	129
5.250%, 03/01/2037	2,420	2,420
5.150%, 03/15/2042	25	24
4.850%, 03/01/2039	750	704
4.750%, 05/15/2046	170	154
4.500%, 05/15/2035	370	347
4.350%, 03/01/2029	300	294

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$350	$300
3.800%, 02/15/2027	318	308
3.800%, 12/01/2057 (E)	1,141	847
3.650%, 09/15/2059	430	307
3.550%, 09/15/2055	151	108
3.500%, 06/01/2041	296	234
3.500%, 09/15/2053	2,943	2,137
2.550%, 12/01/2033	290	233
2.300%, 06/01/2027	750	687
2.250%, 02/01/2032	60	49
1.700%, 03/25/2026	2,510	2,309
1.650%, 02/01/2028	2,005	1,761
CCO Holdings
4.750%, 02/01/2032 (D)(E)	250	210
4.500%, 08/15/2030 (D)	50	42
4.500%, 05/01/2032	1,240	1,014
Charter Communications Operating
6.834%, 10/23/2055	70	68
6.484%, 10/23/2045	110	104
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	1,097	947
5.500%, 04/01/2063	320	260
5.375%, 04/01/2038	663	578
5.375%, 05/01/2047	191	158
5.250%, 04/01/2053	1,000	810
5.125%, 07/01/2049	160	127
4.908%, 07/23/2025	1,924	1,905
4.800%, 03/01/2050	3,110	2,370
4.400%, 04/01/2033	800	710
4.200%, 03/15/2028	1,263	1,195
3.750%, 02/15/2028	85	79
3.500%, 06/01/2041	159	109
3.500%, 03/01/2042	1,180	797
Comcast
7.050%, 03/15/2033	90	107
6.500%, 11/15/2035 (E)	97	111
5.500%, 11/15/2032	562	599
5.350%, 11/15/2027	608	633
4.950%, 10/15/2058	60	58
4.400%, 08/15/2035	1,770	1,713
4.250%, 10/15/2030	730	715
4.200%, 08/15/2034	220	211
4.150%, 10/15/2028	2,220	2,196
4.000%, 08/15/2047	90	76
4.000%, 03/01/2048	70	59
3.999%, 11/01/2049	259	217
3.969%, 11/01/2047	418	351
3.950%, 10/15/2025	90	89
3.750%, 04/01/2040	200	172
3.450%, 02/01/2050	140	108
3.400%, 04/01/2030	755	706
3.400%, 07/15/2046	60	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/01/2027	$190	$183
3.250%, 11/01/2039	60	49
3.150%, 03/01/2026	390	378
2.987%, 11/01/2063	346	224
2.937%, 11/01/2056	533	355
2.887%, 11/01/2051	410	280
2.800%, 01/15/2051	280	189
1.500%, 02/15/2031	1,420	1,140
Discovery Communications
4.000%, 09/15/2055	324	215
DISH DBS
7.750%, 07/01/2026	120	79
5.875%, 11/15/2024	410	366
5.750%, 12/01/2028 (D)	30	22
5.250%, 12/01/2026 (D)	170	136
5.125%, 06/01/2029	280	149
Fox
5.476%, 01/25/2039	520	498
Meta Platforms
4.450%, 08/15/2052	620	545
NTT Finance
1.162%, 04/03/2026 (D)(E)	2,250	2,033
Paramount Global
6.875%, 04/30/2036 (E)	620	630
5.900%, 10/15/2040 (E)	455	405
4.950%, 05/19/2050	368	276
4.750%, 05/15/2025	457	451
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	944
Sprint Spectrum
5.152%, 03/20/2028 (D)	3,552	3,529
4.738%, 03/20/2025 (D)	3,143	3,119
Take-Two Interactive Software
4.000%, 04/14/2032 (E)	1,265	1,162
Telefonica Emisiones
5.213%, 03/08/2047	150	131
T-Mobile USA
5.650%, 01/15/2053	660	676
5.050%, 07/15/2033	759	763
4.950%, 03/15/2028	614	620
4.500%, 04/15/2050	600	522
3.875%, 04/15/2030	4,485	4,208
3.750%, 04/15/2027	2,195	2,110
3.500%, 04/15/2025	1,910	1,857
3.500%, 04/15/2031	794	714
3.400%, 10/15/2052	1,230	885
3.375%, 04/15/2029	270	246
2.875%, 02/15/2031	366	316
2.700%, 03/15/2032	70	59
2.625%, 02/15/2029	330	291
2.550%, 02/15/2031	3,058	2,592
2.250%, 02/15/2026	746	694

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 02/15/2026	$205	$187
Verizon Communications
5.500%, 03/16/2047	60	60
5.250%, 03/16/2037 (E)	805	827
4.862%, 08/21/2046	470	448
4.500%, 08/10/2033	740	715
4.400%, 11/01/2034	2,062	1,960
4.329%, 09/21/2028	1,106	1,093
4.272%, 01/15/2036	78	72
4.125%, 08/15/2046	320	273
4.016%, 12/03/2029	714	684
4.000%, 03/22/2050	170	142
3.875%, 02/08/2029	210	203
3.875%, 03/01/2052 (E)	307	248
3.850%, 11/01/2042	610	510
3.700%, 03/22/2061	195	145
3.550%, 03/22/2051	960	733
3.400%, 03/22/2041	130	103
3.150%, 03/22/2030	360	328
3.000%, 03/22/2027	140	133
2.875%, 11/20/2050	1,420	945
2.650%, 11/20/2040	1,338	955
2.625%, 08/15/2026	1,000	945
2.550%, 03/21/2031	1,160	988
2.355%, 03/15/2032	1,982	1,626
2.100%, 03/22/2028	400	356
1.750%, 01/20/2031	410	331
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	540
Vodafone Group
4.875%, 06/19/2049	1,544	1,395
Walt Disney
6.650%, 11/15/2037	235	279
6.200%, 12/15/2034	65	74
4.625%, 03/23/2040	615	601
3.500%, 05/13/2040	665	565
Warnermedia Holdings
6.412%, 03/15/2026	390	392
5.391%, 03/15/2062 (D)	380	307
5.141%, 03/15/2052 (D)	9,370	7,592
5.050%, 03/15/2042 (D)	3,307	2,766
4.279%, 03/15/2032 (D)	2,040	1,821
4.054%, 03/15/2029 (D)(E)	925	861
3.755%, 03/15/2027 (D)	200	188

		100,306

Consumer Discretionary — 1.4%
ADT Security
4.125%, 08/01/2029 (D)	20	18
Amazon.com
4.950%, 12/05/2044	500	515
4.250%, 08/22/2057	110	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 08/22/2047	$380	$345
3.875%, 08/22/2037	1,290	1,200
3.600%, 04/13/2032	1,240	1,178
3.450%, 04/13/2029	310	298
3.300%, 04/13/2027	150	145
3.150%, 08/22/2027	680	655
2.800%, 08/22/2024	245	240
2.500%, 06/03/2050	550	373
2.100%, 05/12/2031	300	256
1.500%, 06/03/2030	350	291
1.200%, 06/03/2027	672	597
0.800%, 06/03/2025	560	521
BMW US Capital
3.800%, 04/06/2023 (D)	420	420
Comcast
4.049%, 11/01/2052	298	251
Cox Communications
2.600%, 06/15/2031 (D)	915	756
CSC Holdings
4.500%, 11/15/2031 (D)	1,200	865
4.125%, 12/01/2030 (D)	590	424
3.375%, 02/15/2031 (D)	200	138
Ford Motor
6.100%, 08/19/2032	380	368
5.291%, 12/08/2046	99	81
4.750%, 01/15/2043	59	45
3.250%, 02/12/2032	480	378
Ford Motor Credit
7.350%, 03/06/2030	1,170	1,202
5.125%, 06/16/2025	400	392
5.113%, 05/03/2029	420	394
4.950%, 05/28/2027	850	811
4.125%, 08/17/2027	200	183
4.000%, 11/13/2030	470	399
3.815%, 11/02/2027	261	234
3.810%, 01/09/2024	300	296
3.625%, 06/17/2031	380	313
2.900%, 02/16/2028	200	172
2.900%, 02/10/2029	572	474
2.700%, 08/10/2026	321	286
General Motors
6.600%, 04/01/2036	40	41
6.250%, 10/02/2043	260	250
6.125%, 10/01/2025	320	326
5.950%, 04/01/2049	80	74
5.600%, 10/15/2032	150	147
5.400%, 10/15/2029	537	532
5.200%, 04/01/2045	247	208
5.150%, 04/01/2038	240	217
General Motors Financial
5.000%, 04/09/2027	180	178
4.350%, 01/17/2027	110	106

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 05/15/2023	$110	$110
4.150%, 06/19/2023	83	83
3.100%, 01/12/2032	298	243
Hanesbrands
4.875%, 05/15/2026 (D)	210	199
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	917	927
Hilton Domestic Operating
5.750%, 05/01/2028 (D)	150	150
5.375%, 05/01/2025 (D)	460	459
Home Depot
4.250%, 04/01/2046	48	44
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	52
3.750%, 02/15/2024	66	65
3.625%, 04/15/2052	275	221
3.350%, 04/15/2050	710	549
3.300%, 04/15/2040	464	386
3.125%, 12/15/2049	536	396
2.700%, 04/15/2030	320	289
2.500%, 04/15/2027	280	263
2.375%, 03/15/2051	442	278
Hyundai Capital America
5.600%, 03/30/2028 (D)	608	609
5.500%, 03/30/2026 (D)	912	913
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	583	524
0.800%, 01/08/2024 (D)	243	234
Las Vegas Sands
3.200%, 08/08/2024	1,980	1,916
2.900%, 06/25/2025	210	199
Lennar
4.750%, 11/29/2027	410	406
4.500%, 04/30/2024	140	138
Lowe's
5.850%, 04/01/2063	152	154
5.750%, 07/01/2053	152	155
5.625%, 04/15/2053 (E)	744	746
5.150%, 07/01/2033	836	844
5.000%, 04/15/2040	725	690
4.500%, 04/15/2030	200	198
4.250%, 04/01/2052	580	476
McDonald's MTN
4.875%, 12/09/2045	260	252
4.450%, 03/01/2047	240	220
4.450%, 09/01/2048	72	67
4.200%, 04/01/2050	530	467
3.800%, 04/01/2028	170	167
3.700%, 01/30/2026	220	216
3.625%, 09/01/2049	180	144
3.600%, 07/01/2030	290	275
3.500%, 03/01/2027	510	494

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 07/01/2027	$200	$194
3.300%, 07/01/2025	320	313
1.450%, 09/01/2025	80	75
MDC Holdings
6.000%, 01/15/2043	30	26
Mercedes-Benz Finance North America
4.800%, 03/30/2028 (D)	728	730
2.700%, 06/14/2024 (D)	595	580
0.750%, 03/01/2024 (D)	980	941
Newell Brands
4.700%, 04/01/2026	110	106
NIKE
3.375%, 03/27/2050 (E)	520	428
3.250%, 03/27/2040	210	177
2.850%, 03/27/2030	150	138
2.750%, 03/27/2027	410	389
2.400%, 03/27/2025	260	252
Nissan Motor
4.345%, 09/17/2027 (D)	1,100	1,038
3.522%, 09/17/2025 (D)	1,190	1,127
3.043%, 09/15/2023 (D)	580	571
Sands China
5.900%, 08/08/2028	320	304
5.625%, 08/08/2025	1,580	1,538
4.300%, 01/08/2026	420	393
3.350%, 03/08/2029	690	573
2.800%, 03/08/2027	460	394
Starbucks
3.500%, 11/15/2050 (E)	435	337
3.350%, 03/12/2050	120	90
Target
2.250%, 04/15/2025	450	432
Time Warner Cable
7.300%, 07/01/2038	530	550
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	264
5.875%, 11/15/2040 (E)	1,405	1,273
5.500%, 09/01/2041	1,599	1,382
Time Warner Entertainment
8.375%, 07/15/2033	270	307
Toll Brothers Finance
4.375%, 04/15/2023	120	120
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	233
VOC Escrow
5.000%, 02/15/2028 (D)	380	337
Volkswagen Group of America Finance
1.250%, 11/24/2025 (D)(E)	1,345	1,224
0.875%, 11/22/2023 (D)	1,055	1,026
Wynn Macau
5.625%, 08/26/2028 (D)	500	425
5.125%, 12/15/2029 (D)(E)	200	164

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Resorts Finance
7.125%, 02/15/2031 (D)(E)	$310	$315
5.125%, 10/01/2029 (D)	30	27

		51,753

Consumer Staples — 1.7%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	360	338
Altria Group
6.200%, 02/14/2059	76	74
5.950%, 02/14/2049	960	908
5.800%, 02/14/2039	630	615
4.800%, 02/14/2029	28	28
4.400%, 02/14/2026	514	510
3.875%, 09/16/2046	240	173
3.400%, 02/04/2041	600	424
2.450%, 02/04/2032	770	606
2.350%, 05/06/2025	130	123
Anheuser-Busch
4.900%, 02/01/2046	4,114	4,021
4.700%, 02/01/2036	1,703	1,696
3.650%, 02/01/2026	1,135	1,114
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	475	509
5.450%, 01/23/2039	645	677
4.750%, 01/23/2029	120	122
4.600%, 04/15/2048	59	56
4.375%, 04/15/2038	819	778
4.350%, 06/01/2040	560	520
4.000%, 04/13/2028	160	158
3.500%, 06/01/2030	200	189
Bacardi
4.450%, 05/15/2025 (D)	1,840	1,811
BAT Capital
5.650%, 03/16/2052 (E)	695	610
5.282%, 04/02/2050	1,260	1,035
4.540%, 08/15/2047	2,583	1,923
4.390%, 08/15/2037	61	50
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	3,000	2,789
3.222%, 08/15/2024	167	162
Bunge Finance
1.630%, 08/17/2025	317	293
Cargill
1.375%, 07/23/2023 (D)	440	435
Coca-Cola
3.375%, 03/25/2027	380	374
2.600%, 06/01/2050	190	136
2.500%, 06/01/2040	20	15
1.450%, 06/01/2027	490	445
Constellation Brands
4.400%, 11/15/2025	415	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 05/09/2027	$320	$316
3.600%, 05/09/2024	230	227
2.250%, 08/01/2031	80	66
Costco Wholesale
3.000%, 05/18/2027 (E)	284	274
2.750%, 05/18/2024	183	180
1.600%, 04/20/2030	450	382
1.375%, 06/20/2027	780	699
CVS Health
4.875%, 07/20/2035	90	88
Danone
2.589%, 11/02/2023 (D)	1,370	1,349
Diageo Capital
5.500%, 01/24/2033	1,010	1,093
Haleon US Capital
3.625%, 03/24/2032	490	445
3.375%, 03/24/2027	410	389
3.375%, 03/24/2029	575	530
Hershey
0.900%, 06/01/2025	130	120
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	595
3.125%, 07/26/2024 (D)	2,250	2,179
JBS USA LUX
6.500%, 12/01/2052 (D)(E)	2,115	2,008
3.000%, 02/02/2029 (D)	1,205	1,026
3.000%, 05/15/2032 (D)	1,520	1,190
Kenvue
5.200%, 03/22/2063 (D)	153	159
5.050%, 03/22/2028 (D)	611	631
5.050%, 03/22/2053 (D)	381	393
4.900%, 03/22/2033 (D)	1,930	1,994
Kraft Heinz Foods
7.125%, 08/01/2039 (D)	10	11
6.875%, 01/26/2039	40	45
6.750%, 03/15/2032	10	11
5.500%, 06/01/2050	220	223
5.200%, 07/15/2045	360	349
5.000%, 06/04/2042	1,250	1,199
4.875%, 10/01/2049	1,225	1,138
4.625%, 10/01/2039	10	9
4.375%, 06/01/2046	160	139
4.250%, 03/01/2031	110	107
3.000%, 06/01/2026	380	363
Mars
3.200%, 04/01/2030 (D)	210	193
2.700%, 04/01/2025 (D)	370	356
2.375%, 07/16/2040 (D)	300	217
Mondelez International
1.500%, 05/04/2025	660	618
Nestle Holdings
5.000%, 03/14/2028 (D)	765	795

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 03/14/2030 (D)	$280	$291
PepsiCo
4.650%, 02/15/2053	460	472
4.450%, 05/15/2028	153	156
2.875%, 10/15/2049	60	46
2.625%, 03/19/2027	50	47
2.250%, 03/19/2025	50	48
1.625%, 05/01/2030	440	372
0.750%, 05/01/2023	530	528
Philip Morris International
5.750%, 11/17/2032	156	164
5.375%, 02/15/2033	666	680
5.125%, 11/17/2027	978	1,001
5.125%, 02/15/2030	1,751	1,774
5.000%, 11/17/2025	653	658
4.875%, 02/13/2026	498	502
4.875%, 02/15/2028	1,330	1,342
4.500%, 03/20/2042	130	113
2.100%, 05/01/2030	290	241
1.125%, 05/01/2023	280	279
Pilgrim's Pride
3.500%, 03/01/2032	350	285
Procter & Gamble
3.000%, 03/25/2030	240	225
2.800%, 03/25/2027	80	76
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	1,505	1,466
Reynolds American
8.125%, 05/01/2040	570	648
7.250%, 06/15/2037	390	424
5.850%, 08/15/2045	3,140	2,831
Target
4.800%, 01/15/2053	615	604
4.400%, 01/15/2033	829	824
Walmart
3.300%, 04/22/2024	60	59
1.800%, 09/22/2031	110	93
1.500%, 09/22/2028	230	202

		62,690

Energy — 2.8%
Aker BP
4.000%, 01/15/2031 (D)	369	335
3.100%, 07/15/2031 (D)	934	790
Apache
7.750%, 12/15/2029	140	147
5.350%, 07/01/2049	230	178
5.250%, 02/01/2042	90	75
5.100%, 09/01/2040	205	174
4.750%, 04/15/2043 (E)	390	293
4.250%, 01/15/2044	890	649

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
4.812%, 02/13/2033	$2,820	$2,863
3.633%, 04/06/2030	320	304
3.410%, 02/11/2026	1,110	1,082
3.119%, 05/04/2026	230	221
3.000%, 02/24/2050	940	665
Cameron LNG
3.302%, 01/15/2035 (D)	660	568
2.902%, 07/15/2031 (D)	140	124
Canadian Natural Resources
6.450%, 06/30/2033	50	52
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	863
Cheniere Energy
4.625%, 10/15/2028	260	247
Cheniere Energy Partners
4.000%, 03/01/2031	100	89
3.250%, 01/31/2032	530	438
Chevron
2.895%, 03/03/2024	560	550
1.995%, 05/11/2027	180	165
1.554%, 05/11/2025	520	490
Chevron USA
3.850%, 01/15/2028	200	197
3.250%, 10/15/2029	50	47
Conoco Funding
7.250%, 10/15/2031	180	210
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	456
4.150%, 11/15/2034	280	255
Continental Resources
5.750%, 01/15/2031 (D)	370	356
4.900%, 06/01/2044	80	62
4.500%, 04/15/2023	250	250
4.375%, 01/15/2028	520	490
3.800%, 06/01/2024	200	196
2.268%, 11/15/2026 (D)	2,070	1,838
Coterra Energy
4.375%, 03/15/2029	780	741
3.900%, 05/15/2027	970	926
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	114
Devon Energy
8.250%, 08/01/2023	50	50
7.875%, 09/30/2031	660	754
5.875%, 06/15/2028	40	41
5.850%, 12/15/2025	50	51
5.600%, 07/15/2041 (E)	920	881
5.250%, 10/15/2027	46	46
5.000%, 06/15/2045	1,232	1,095
4.750%, 05/15/2042	187	163

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2030	$304	$290
Diamondback Energy
6.250%, 03/15/2033	1,430	1,511
3.500%, 12/01/2029	500	457
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045 (E)	1,276	886
5.375%, 06/26/2026	200	191
4.625%, 11/02/2031	160	123
Enbridge
5.700%, 03/08/2033	925	962
Energy Transfer
8.892%, ICE LIBOR USD 3 Month + 4.028%(B)(F)	90	80
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(B)(F)	580	488
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(B)(F)	500	440
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(B)(F)	200	176
6.250%, 04/15/2049	130	129
6.125%, 12/15/2045	246	238
5.750%, 02/15/2033	1,118	1,145
5.500%, 06/01/2027	118	119
5.400%, 10/01/2047	2,160	1,920
5.350%, 05/15/2045	465	411
5.300%, 04/01/2044	640	566
5.300%, 04/15/2047	795	697
5.250%, 04/15/2029	1,165	1,161
5.150%, 03/15/2045	414	360
5.000%, 05/15/2050	1,405	1,199
4.950%, 05/15/2028	1,017	1,002
4.950%, 06/15/2028	180	179
4.500%, 11/01/2023	690	684
4.400%, 03/15/2027	136	132
4.000%, 10/01/2027	600	572
3.750%, 05/15/2030	1,250	1,154
Enterprise Products Operating
7.550%, 04/15/2038	40	47
5.700%, 02/15/2042	40	41
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (B)	150	120
5.350%, 01/31/2033	900	932
4.850%, 03/15/2044	430	399
4.800%, 02/01/2049	60	55
4.200%, 01/31/2050	120	102
4.150%, 10/16/2028	1,605	1,560
3.950%, 01/31/2060	220	172
3.700%, 01/31/2051	270	209
3.125%, 07/31/2029	170	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 01/31/2030	$540	$479
EOG Resources
4.950%, 04/15/2050	450	453
4.375%, 04/15/2030	120	120
4.150%, 01/15/2026	340	337
3.900%, 04/01/2035	390	357
EQM Midstream Partners
5.500%, 07/15/2028	30	27
EQT
6.125%, 02/01/2025	30	30
5.000%, 01/15/2029	150	142
3.900%, 10/01/2027	1,020	959
3.625%, 05/15/2031 (D)	320	278
3.125%, 05/15/2026 (D)	10	9
Equinor
3.000%, 04/06/2027	260	247
2.875%, 04/06/2025	1,685	1,633
Exxon Mobil
4.327%, 03/19/2050	1,077	994
4.114%, 03/01/2046	533	480
3.482%, 03/19/2030	460	439
3.452%, 04/15/2051	974	776
3.043%, 03/01/2026	660	641
2.992%, 03/19/2025	1,240	1,207
1.571%, 04/15/2023	50	50
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	248	200
2.625%, 03/31/2036 (D)	458	376
2.160%, 03/31/2034 (D)	639	549
1.750%, 09/30/2027 (D)	1,201	1,117
Halliburton
5.000%, 11/15/2045	80	73
4.850%, 11/15/2035	60	58
3.800%, 11/15/2025	17	16
Hess
6.000%, 01/15/2040	880	888
5.800%, 04/01/2047	770	754
5.600%, 02/15/2041	860	829
HF Sinclair
5.875%, 04/01/2026 (E)	620	627
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	265
Kinder Morgan
5.550%, 06/01/2045	300	284
5.200%, 06/01/2033	190	189
5.200%, 03/01/2048	455	407
5.050%, 02/15/2046	170	150
4.300%, 06/01/2025 (E)	510	502
4.300%, 03/01/2028	150	147
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	390
5.400%, 09/01/2044	20	18

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MEG Energy
5.875%, 02/01/2029 (D)	$80	$77
MPLX
5.650%, 03/01/2053	155	149
5.500%, 02/15/2049	390	363
5.000%, 03/01/2033	924	904
4.950%, 03/14/2052	1,575	1,369
4.875%, 12/01/2024	320	318
4.800%, 02/15/2029	330	327
4.700%, 04/15/2048	430	361
4.500%, 04/15/2038	520	462
Northwest Pipeline
4.000%, 04/01/2027	219	212
Occidental Petroleum
7.875%, 09/15/2031	610	685
7.500%, 05/01/2031	870	960
6.950%, 07/01/2024	136	138
6.600%, 03/15/2046	360	378
6.450%, 09/15/2036	280	294
5.550%, 03/15/2026	110	111
4.625%, 06/15/2045	280	224
4.400%, 04/15/2046	120	95
4.200%, 03/15/2048	170	132
4.100%, 02/15/2047 (E)	600	456
3.400%, 04/15/2026	270	254
3.000%, 02/15/2027 (E)	300	274
Parsley Energy
4.125%, 02/15/2028 (D)	60	56
Pertamina Persero
6.000%, 05/03/2042 (D)	300	294
Petrobras Global Finance BV
6.850%, 06/05/2115	790	694
6.250%, 03/17/2024	1,394	1,394
5.299%, 01/27/2025	1,278	1,265
Petroleos Mexicanos
6.950%, 01/28/2060	780	504
6.375%, 01/23/2045 (E)	1,105	698
5.625%, 01/23/2046	480	285
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	554	534
2.378%, 04/15/2025	254	247
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	114
6.750%, 09/21/2047	3,737	2,429
Phillips 66
1.300%, 02/15/2026	405	367
Pioneer Natural Resources
2.150%, 01/15/2031	660	542
1.900%, 08/15/2030	240	196
1.125%, 01/15/2026	110	100
Plains All American Pipeline
3.550%, 12/15/2029	495	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Range Resources
4.875%, 05/15/2025	$120	$118
Reliance Industries
3.625%, 01/12/2052 (D)	870	614
2.875%, 01/12/2032 (D)	320	266
Rockies Express Pipeline
6.875%, 04/15/2040 (D)	830	692
4.950%, 07/15/2029 (D)	1,600	1,425
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,370	1,373
5.000%, 03/15/2027	1,265	1,261
4.500%, 05/15/2030	760	733
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	540	500
1.250%, 11/24/2023 (D)	450	438
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	457
Schlumberger Investment
3.650%, 12/01/2023	61	60
Shell International Finance BV
4.550%, 08/12/2043 (E)	280	265
4.375%, 05/11/2045	470	434
4.125%, 05/11/2035	1,356	1,298
3.250%, 04/06/2050	840	640
2.875%, 05/10/2026	900	861
2.750%, 04/06/2030	440	401
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	1,240	1,232
Southern Natural Gas
8.000%, 03/01/2032	170	198
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030	80	75
4.750%, 02/01/2032	190	168
Tallgrass Energy Partners
6.000%, 12/31/2030 (D)	20	18
Targa Resources
5.200%, 07/01/2027	540	535
4.200%, 02/01/2033	250	225
Targa Resources Partners
5.500%, 03/01/2030	293	286
5.000%, 01/15/2028	100	97
4.875%, 02/01/2031	1,019	953
4.000%, 01/15/2032	40	35
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,331
2.900%, 03/01/2030 (D)	1,560	1,352
TransCanada PipeLines
4.625%, 03/01/2034	860	808
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	64

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	$290	$244
Western Midstream Operating
5.500%, 08/15/2048	244	210
5.500%, 02/01/2050	210	178
5.300%, 03/01/2048	162	137
4.650%, 07/01/2026	40	39
4.500%, 03/01/2028	60	57
4.300%, 02/01/2030	1,200	1,092
3.350%, 02/01/2025	390	373
Williams
7.750%, 06/15/2031	841	939
7.500%, 01/15/2031	100	111
5.750%, 06/24/2044	51	50
5.400%, 03/04/2044	84	79
3.750%, 06/15/2027	1,044	1,002

		101,663

Financials — 11.5%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	360	347
AerCap Ireland Capital DAC
3.400%, 10/29/2033	540	438
Agree
4.800%, 10/01/2032	289	278
Ally Financial
1.450%, 10/02/2023	670	648
American Express
4.050%, 05/03/2029	770	750
3.950%, 08/01/2025	555	544
3.375%, 05/03/2024	480	471
American International Group
5.125%, 03/27/2033	700	696
3.900%, 04/01/2026	264	257
3.875%, 01/15/2035	210	187
2.500%, 06/30/2025	212	200
American Tower
3.125%, 01/15/2027	289	269
Antares Holdings
3.750%, 07/15/2027 (D)	649	549
Aon
6.250%, 09/30/2040	19	20
5.350%, 02/28/2033	368	381
2.600%, 12/02/2031	2,080	1,745
Apollo Management Holdings
4.400%, 05/27/2026 (D)	530	514
Arthur J Gallagher
5.750%, 03/02/2053	155	155
3.050%, 03/09/2052	1,370	890
Athene Global Funding
5.472%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	2,025	1,993

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.205%, 03/08/2027 (D)	$635	$584
2.950%, 11/12/2026 (D)	2,090	1,871
1.985%, 08/19/2028 (D)	30	24
1.608%, 06/29/2026 (D)	1,365	1,179
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	197	156
Athene Holding
4.125%, 01/12/2028	605	548
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	715	696
2.875%, 02/15/2025 (D)	975	915
2.528%, 11/18/2027 (D)	779	659
AXA Equitable Holdings
3.900%, 04/20/2023 (E)	500	499
Banco Santander
5.926%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (B)	400	400
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	200	188
3.848%, 04/12/2023	600	600
2.746%, 05/28/2025	1,400	1,320
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (B)	390	340
Bank of America
5.080%, U.S. SOFR + 1.290%, 01/20/2027 (B)	1,355	1,351
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	2,350	2,237
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	2,743	2,549
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (B)	1,227	1,024
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (B)	1,305	1,089
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	530	449
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	3,620	2,959
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,110	895
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	5,320	4,770
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (B)	7,215	6,532
Bank of America MTN
5.000%, 01/21/2044	830	797
4.450%, 03/03/2026	1,157	1,130
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	1,140	1,102
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	260	223

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$80	$77
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (B)	179	160
4.200%, 08/26/2024	1,530	1,503
4.125%, 01/22/2024	290	288
4.100%, 07/24/2023	340	338
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	1,630	1,337
4.000%, 04/01/2024	1,309	1,294
4.000%, 01/22/2025	1,070	1,045
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (B)	1,900	1,776
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (B)	625	592
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (B)	631	603
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (B)	1,364	1,282
3.500%, 04/19/2026	780	750
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (B)	240	213
3.093%, ICE LIBOR USD 3 Month + 1.090%, 10/01/2025 (B)(E)	960	924
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	690	581
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	265	230
2.551%, U.S. SOFR + 1.050%, 02/04/2028 (B)	524	477
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (B)	755	639
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (B)	6,025	5,189
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (B)	2,562	2,395
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (B)	720	647
Bank of Montreal MTN
1.850%, 05/01/2025	880	824
Bank of New York Mellon
4.543%, U.S. SOFR + 1.169%, 02/01/2029 (B)(E)	1,085	1,075
3.400%, 05/15/2024	530	521
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	97
1.600%, 04/24/2025	260	242
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(B)(F)	510	464
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (B)	390	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.300%, 06/11/2025	$480	$442
Barclays
7.437%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 11/02/2033 (B)	1,584	1,751
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (B)	1,940	1,795
4.375%, 01/12/2026 (E)	2,270	2,191
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (B)	520	502
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	802
Blackstone Holdings Finance
6.200%, 04/22/2033 (D)(E)	702	735
Blackstone Secured Lending Fund
3.625%, 01/15/2026	670	607
BNP Paribas
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (B)(D)	1,670	1,674
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)(D)	930	919
4.625%, 03/13/2027 (D)	200	191
4.400%, 08/14/2028 (D)	1,447	1,371
3.375%, 01/09/2025 (D)	290	278
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (B)(D)	600	551
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)(D)	400	364
3.052%, U.S. SOFR + 1.507%, 01/13/2031 (B)(D)	200	172
BPCE
5.150%, 07/21/2024 (D)	410	402
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (B)(D)	1,560	1,556
Brighthouse Financial
3.850%, 12/22/2051	273	176
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)(E)	1,505	1,437
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	475
Cantor Fitzgerald
4.500%, 04/14/2027 (D)(E)	1,135	1,058
Capital One Financial
3.273%, U.S. SOFR + 1.790%, 03/01/2030 (B)	1,850	1,576
Cboe Global Markets
3.000%, 03/16/2032	1,330	1,155
Chubb INA Holdings
3.350%, 05/03/2026	200	194

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 03/15/2025	$74	$72
CI Financial
4.100%, 06/15/2051	1,020	617
3.200%, 12/17/2030	1,255	967
Citadel
4.875%, 01/15/2027 (D)	660	635
Citigroup
8.870%, ICE LIBOR USD 3 Month + 4.068%(B)(F)	360	357
8.125%, 07/15/2039	1,064	1,372
6.675%, 09/13/2043	70	78
6.625%, 06/15/2032	100	107
6.300%, TSFR3M + 3.685%(B)(F)	300	285
6.270%, U.S. SOFR + 2.338%, 11/17/2033 (B)	1,038	1,123
5.950%, TSFR3M + 4.167%(B)(F)	590	550
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (B)	2,720	2,740
5.500%, 09/13/2025	950	948
5.300%, 05/06/2044	225	214
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (B)	370	363
4.750%, 05/18/2046	100	89
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (B)	340	336
4.650%, 07/30/2045	903	822
4.450%, 09/29/2027	1,295	1,256
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	2,750	2,612
4.400%, 06/10/2025	1,080	1,053
4.300%, 11/20/2026	240	232
4.125%, 07/25/2028	210	198
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	81	77
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,733
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	59	50
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	970	869
3.500%, 05/15/2023	630	628
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	125	122
3.300%, 04/27/2025	120	116
3.200%, 10/21/2026	440	415
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (B)	350	335
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (B)	655	609
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (B)	4,065	3,440
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	715	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (B)	$2,500	$2,109
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	2,880	2,389
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (B)	360	293
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (B)	500	498
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (B)	1,800	1,598
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (B)	250	238
Citizens Financial Group
2.500%, 02/06/2030	304	240
CME Group
3.000%, 03/15/2025	51	49
Cooperatieve Rabobank UA
5.564%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.400%, 02/28/2029 (B)(D)	2,147	2,161
4.375%, 08/04/2025	2,150	2,080
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (B)(D)	1,790	1,599
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (B)(D)	420	394
Credit Agricole MTN
4.000%, USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (B)(D)	250	226
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(D)	400	367
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(D)(F)(G)	2,030	–
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (B)(D)	3,358	3,979
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (B)(D)	7,055	7,249
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (B)(D)	881	874
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(D)	605	585
4.282%, 01/09/2028 (D)	480	432
4.207%, ICE LIBOR USD 3 Month + 1.240%, 06/12/2024 (B)(D)	300	291
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(D)	730	648
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(D)	2,510	2,018
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(D)	1,235	1,144

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (B)(D)	$1,070	$952
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (B)(D)	2,825	2,378
Credit Suisse NY
7.950%, 01/09/2025	1,220	1,240
7.500%, 02/15/2028 (E)	1,240	1,314
2.950%, 04/09/2025	520	483
CTR Partnership
3.875%, 06/30/2028 (D)	90	77
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (B)(D)	1,115	1,116
5.375%, 01/12/2024 (D)	650	644
3.875%, 09/12/2023 (D)	200	198
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)(D)	220	209
1.226%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 06/22/2024 (B)(D)	200	198
Danske Bank MTN
4.375%, 06/12/2028 (D)	200	189
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (B)	978	708
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (B)(D)(E)	2,065	1,805
1.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (B)(D)	5	4
Enstar Group
3.100%, 09/01/2031	90	69
F&G Global Funding
1.750%, 06/30/2026 (D)(E)	810	728
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,121
7.050%, 07/15/2028 (D)	1,000	1,042
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (B)(D)	1,650	1,638
Federal Realty Investment Trust
3.950%, 01/15/2024	366	361
Fiserv
5.600%, 03/02/2033	2,197	2,278
5.450%, 03/02/2028	918	938
Goldman Sachs Capital II
5.730%, ICE LIBOR USD 3 Month + 0.768%(B)(E)(F)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 02/01/2041	$1,050	$1,154
5.150%, 05/22/2045	820	777
4.750%, 10/21/2045	370	342
4.250%, 10/21/2025 (E)	1,120	1,087
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (B)	1,300	1,246
3.814%, ICE LIBOR USD 3 Month + 1.158%, 04/23/2029 (B)	480	451
3.750%, 02/25/2026	345	335
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (B)	380	360
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (B)	170	161
3.500%, 04/01/2025	540	524
3.500%, 11/16/2026	900	860
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (B)	1,130	1,096
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	120	90
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	905	777
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	260	186
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	2,885	2,384
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	3,845	3,122
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)(E)	2,254	2,014
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	5,835	5,131
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	1,150	1,029
1.217%, 12/06/2023	3,465	3,365
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	1,370	1,333
Goldman Sachs Group MTN
4.000%, 03/03/2024	690	680
3.850%, 07/08/2024	330	324
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	190	174
Healthcare Realty Holdings
3.875%, 05/01/2025	15	15
2.400%, 03/15/2030	170	136
2.000%, 03/15/2031	30	23
HSBC Bank USA
7.000%, 01/15/2039 (E)	275	301
HSBC Holdings
6.332%, U.S. SOFR + 2.650%, 03/09/2044 (B)	909	960
6.254%, U.S. SOFR + 2.390%, 03/09/2034 (B)	1,247	1,304

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.161%, U.S. SOFR + 1.970%, 03/09/2029 (B)	$1,223	$1,257
4.762%, U.S. SOFR + 2.530%, 03/29/2033 (B)(E)	670	606
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (B)	220	213
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (B)	260	247
4.375%, 11/23/2026	345	329
4.300%, 03/08/2026	1,710	1,654
4.250%, 03/14/2024	510	497
4.250%, 08/18/2025	560	533
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (B)	860	776
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (B)	370	349
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	530	433
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (B)	370	298
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (B)	1,930	1,618
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (B)	2,640	2,424
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (B)	3,230	2,767
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (B)(E)	330	301
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (B)	815	718
ILFC E-Capital Trust II
6.798%, 12/21/2065 (B)(D)	400	265
Intercontinental Exchange
4.950%, 06/15/2052	150	146
4.600%, 03/15/2033	1,150	1,139
1.850%, 09/15/2032	1,470	1,151
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	2,320	2,229
Invitation Homes Operating Partnership
2.000%, 08/15/2031	316	242
Jackson Financial
3.125%, 11/23/2031 (E)	1,405	1,158
JPMorgan Chase
8.750%, 09/01/2030 (E)	970	1,163
5.364%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (B)	1,590	1,460
4.950%, 06/01/2045	430	409
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (B)	300	291
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	84	73
4.250%, 10/01/2027	720	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (B)	$800	$773
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	1,480	1,466
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	325	286
3.875%, 09/10/2024	1,140	1,121
3.625%, 05/13/2024	230	227
3.625%, 12/01/2027	230	220
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	130	92
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	620	536
2.950%, 10/01/2026	377	356
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)	650	602
2.739%, U.S. SOFR + 1.510%, 10/15/2030 (B)	855	746
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (B)	795	669
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	4,350	3,607
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)(E)	450	385
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	1,190	1,138
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (B)	847	759
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (B)	830	777
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	1,285	1,115
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	622
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	3,020	2,430
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (B)	6,073	5,456
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	4,355	4,084
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (B)	1,340	1,331
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)(E)	761	679
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	3,515	3,137
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	4,070	3,856
KeyBank MTN
5.000%, 01/26/2033	339	315
KKR Group Finance II
5.500%, 02/01/2043 (D)(E)	80	76

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance III
5.125%, 06/01/2044 (D)	$535	$471
KRC Interim
4.600%, 02/01/2033	118	111
Liberty Mutual Group
5.500%, 06/15/2052 (D)(E)	268	255
Life Storage
2.400%, 10/15/2031	525	423
Lloyds Banking Group
5.871%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 03/06/2029 (B)	1,550	1,563
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	1,790	1,714
4.375%, 03/22/2028 (E)	670	636
4.344%, 01/09/2048	200	155
4.050%, 08/16/2023	200	198
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (B)	1,190	1,157
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	2,000	1,757
M&T Bank
5.053%, U.S. SOFR + 1.850%, 01/27/2034 (B)	255	237
Macquarie Bank
3.624%, 06/03/2030 (D)(E)	425	367
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (B)(D)	330	300
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(D)	2,045	1,825
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (B)(D)	635	626
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (B)(D)	1,400	1,134
Marsh & McLennan
6.250%, 11/01/2052	152	171
5.450%, 03/15/2053	229	236
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (D)	88	62
Mercury General
4.400%, 03/15/2027	935	904
MetLife
6.400%, 12/15/2036	420	406
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	836
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (D)	$700	$706
5.000%, 01/06/2026 (D)	660	664
Mitsubishi UFJ Financial Group
5.719%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 02/20/2026 (B)	4,214	4,225
5.475%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.530%, 02/22/2031 (B)	386	389
5.441%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.630%, 02/22/2034 (B)	690	697
5.422%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.380%, 02/22/2029 (B)	630	636
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (B)	1,620	1,609
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (B)	400	383
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (B)	380	368
Mizuho Financial Group
5.754%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 05/27/2034 (B)	775	793
5.739%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 05/27/2031 (B)	630	642
5.667%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 05/27/2029 (B)	920	933
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (B)	1,037	1,133
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	585	582
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	30	28
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	768	774
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (B)	1,040	790
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	770	690
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (B)	1,405	1,252
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (B)	1,779	1,684

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (B)	$340	$328
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	119	105
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (B)	1,080	1,023
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (B)	2,920	2,670
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (B)	520	448
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	1,905	1,560
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	2,025	1,850
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	1,195	959
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	1,300	1,220
1.928%, U.S. SOFR + 1.020%, 04/28/2032 (B)	865	680
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (B)	2,400	1,884
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	1,629	1,448
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (B)	4,860	4,538
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	152	141
MUFG Bank
4.100%, 09/09/2023 (D)	200	199
National Australia Bank
6.429%, 01/12/2033 (D)	635	654
National Securities Clearing
1.500%, 04/23/2025 (D)	330	308
1.200%, 04/23/2023 (D)	410	409
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(D)	800	793
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(D)	1,375	1,238
Nationwide Mutual Insurance
7.156%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(D)	3,735	3,720
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)(E)	1,085	1,121
4.892%, ICE LIBOR USD 3 Month + 1.754%, 05/18/2029 (B)	200	192
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (B)	830	826

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)	$1,500	$1,472
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (B)(E)	920	811
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	313
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	1,112	818
Ohio National Financial Services
6.800%, 01/24/2030 (D)	625	594
ORIX
5.200%, 09/13/2032	1,130	1,138
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	212	210
Physicians Realty
2.625%, 11/01/2031	700	551
PNC Bank
3.875%, 04/10/2025	430	416
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,045	1,100
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	1,375	1,356
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,405
1.250%, 06/23/2025 (D)	160	146
Prospect Capital
3.706%, 01/22/2026	395	349
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Royal Bank of Canada MTN
1.600%, 04/17/2023	760	759
1.150%, 06/10/2025	460	423
Santander Holdings USA
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (B)	917	916
4.500%, 07/17/2025	80	77
Santander UK Group Holdings
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)	3,050	3,008
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (B)	610	492
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (B)	510	448
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (B)	445	387
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (B)	235	210
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	2,475	2,339

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SBL Holdings
5.000%, 02/18/2031 (D)	$955	$791
Scentre Group Trust 1
3.625%, 01/28/2026 (D)	635	608
Societe Generale
3.625%, 03/01/2041 (D)(E)	645	414
Societe Generale MTN
2.625%, 01/22/2025 (D)	735	689
State Street
3.300%, 12/16/2024	70	68
Stewart Information Services
3.600%, 11/15/2031	131	103
Sumitomo Mitsui Financial Group
5.710%, 01/13/2030	1,224	1,264
5.520%, 01/13/2028	1,244	1,265
Swedbank
1.300%, 06/02/2023 (D)	580	575
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	139
4.900%, 09/15/2044 (D)	240	222
3.300%, 05/15/2050 (D)	2,455	1,770
The Vanguard Group
3.050%, 08/22/2050	670	438
Toronto-Dominion Bank MTN
4.456%, 06/08/2032 (E)	2,190	2,133
2.800%, 03/10/2027 (E)	1,300	1,199
1.150%, 06/12/2025 (E)	460	424
0.750%, 06/12/2023	910	902
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (B)	1,590	1,533
Trust Fibra Uno
6.390%, 01/15/2050 (D)	344	259
UBS MTN
4.500%, 06/26/2048 (D)	440	392
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(B)(D)(F)	1,640	1,556
5.959%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.200%, 01/12/2034 (B)(D)	739	758
5.711%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 01/12/2027 (B)(D)	685	679
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (B)(D)	360	345
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (B)(D)	320	309
4.253%, 03/23/2028 (D)	350	325
4.125%, 09/24/2025 (D)	200	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (B)(D)	$210	$168
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	1,065	1,112
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (B)	185	186
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	1,905	1,849
4.653%, U.S. SOFR + 1.230%, 02/01/2029 (B)	1,850	1,808
1.450%, 05/12/2025 (E)	1,020	939
Validus Holdings
8.875%, 01/26/2040	905	1,125
WEA Finance
4.750%, 09/17/2044 (D)	230	167
3.750%, 09/17/2024 (D)	990	938
Wells Fargo
7.950%, 11/15/2029	495	549
5.375%, 11/02/2043	400	383
5.292%, ICE LIBOR USD 3 Month + 0.500%, 01/15/2027 (B)	1,200	1,100
3.000%, 10/23/2026	1,030	963
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	2,760	2,587
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	4,525	4,256
4.900%, 11/17/2045	909	810
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	2,537	2,477
4.750%, 12/07/2046	700	608
4.650%, 11/04/2044	261	225
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (B)	2,630	2,518
4.400%, 06/14/2046	1,370	1,130
4.150%, 01/24/2029	1,010	965
4.125%, 08/15/2023	900	895
3.750%, 01/24/2024	250	247
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (B)	515	485
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (B)	4,124	3,891
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	4,735	4,104
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)(E)	1,550	1,458
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	20	17
2.406%, ICE LIBOR USD 3 Month + 0.825%, 10/30/2025 (B)	1,005	955

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	$900	$810
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (B)	1,695	1,594
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (B)	420	327

		413,441

Health Care — 3.3%
Abbott Laboratories
4.900%, 11/30/2046	470	483
4.750%, 11/30/2036	722	750
3.750%, 11/30/2026	463	460
1.400%, 06/30/2030	692	578
AbbVie
4.875%, 11/14/2048	70	67
4.625%, 10/01/2042	38	35
4.550%, 03/15/2035	461	451
4.500%, 05/14/2035	510	494
4.450%, 05/14/2046	204	185
4.300%, 05/14/2036	200	188
4.250%, 11/21/2049	3,990	3,521
4.050%, 11/21/2039	742	663
3.800%, 03/15/2025	460	452
3.750%, 11/14/2023	100	99
3.600%, 05/14/2025 (E)	770	755
3.200%, 11/21/2029	1,325	1,230
2.950%, 11/21/2026	380	362
2.600%, 11/21/2024	1,820	1,756
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,368
Aetna
3.875%, 08/15/2047	90	71
2.800%, 06/15/2023	1,750	1,742
Alcon Finance
3.000%, 09/23/2029 (D)	1,975	1,787
Amgen
6.375%, 06/01/2037	910	1,008
5.650%, 03/02/2053	3,524	3,667
5.600%, 03/02/2043	1,075	1,108
5.250%, 03/02/2025	1,534	1,551
5.250%, 03/02/2033	1,842	1,893
5.150%, 03/02/2028	917	936
5.150%, 11/15/2041	332	323
4.663%, 06/15/2051	269	245
4.400%, 05/01/2045	375	331
4.200%, 03/01/2033 (E)	63	60
3.625%, 05/22/2024	130	128
3.150%, 02/21/2040	190	149
2.770%, 09/01/2053	263	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 01/15/2032	$1,515	$1,233
Astrazeneca Finance
4.900%, 03/03/2030	919	940
4.875%, 03/03/2028	919	946
4.875%, 03/03/2033	612	631
Bausch Health
7.250%, 05/30/2029 (D)	170	64
6.250%, 02/15/2029 (D)	500	200
5.500%, 11/01/2025 (D)	20	16
Baxter International
3.950%, 04/01/2030 (E)	425	396
BayCare Health System
3.831%, 11/15/2050	1,595	1,340
Bayer US Finance
3.375%, 10/08/2024 (D)(E)	800	778
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,610
4.700%, 07/15/2064 (D)	210	172
4.625%, 06/25/2038 (D)	420	385
4.375%, 12/15/2028 (D)	4,578	4,426
4.250%, 12/15/2025 (D)	520	509
Becton Dickinson
4.685%, 12/15/2044	264	246
3.734%, 12/15/2024	287	280
3.700%, 06/06/2027	121	117
3.363%, 06/06/2024	758	744
Bon Secours Mercy Health
3.464%, 06/01/2030 (E)	855	770
Bristol-Myers Squibb
4.550%, 02/20/2048	129	122
4.350%, 11/15/2047	51	47
3.400%, 07/26/2029	124	118
3.200%, 06/15/2026	506	489
2.900%, 07/26/2024	785	770
2.550%, 11/13/2050	365	244
Centene
4.625%, 12/15/2029	390	367
4.250%, 12/15/2027	260	250
3.375%, 02/15/2030	230	201
3.000%, 10/15/2030	3,402	2,865
2.625%, 08/01/2031	40	32
Cigna Group
5.400%, 03/15/2033	1,068	1,109
4.900%, 12/15/2048	1,137	1,070
4.800%, 08/15/2038	1,144	1,108
4.375%, 10/15/2028	810	798
4.125%, 11/15/2025	290	285
3.750%, 07/15/2023	462	460
3.400%, 03/01/2027	380	364
3.400%, 03/15/2050	120	89
3.400%, 03/15/2051	588	433

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.350%, 11/01/2042	$110	$95
2.782%, 10/01/2030	1,970	1,673
CVS Health
5.125%, 02/21/2030	1,375	1,394
5.125%, 07/20/2045	670	636
5.050%, 03/25/2048	4,625	4,327
5.000%, 02/20/2026	1,515	1,532
4.780%, 03/25/2038	565	539
4.300%, 03/25/2028	1,084	1,064
4.250%, 04/01/2050	30	25
4.125%, 04/01/2040	160	137
3.875%, 07/20/2025	515	506
3.750%, 04/01/2030	540	505
3.625%, 04/01/2027 (E)	360	347
3.000%, 08/15/2026	298	284
2.700%, 08/21/2040	500	358
2.125%, 09/15/2031 (E)	370	302
1.875%, 02/28/2031	110	89
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	63	63
DH Europe Finance II Sarl
2.200%, 11/15/2024	755	725
Elevance Health
4.625%, 05/15/2042	41	38
4.550%, 05/15/2052	250	226
4.100%, 05/15/2032	270	258
3.650%, 12/01/2027	220	213
3.500%, 08/15/2024 (E)	90	88
3.350%, 12/01/2024	1,425	1,391
Eli Lilly
4.950%, 02/27/2063	215	221
4.875%, 02/27/2053	460	476
4.700%, 02/27/2033	613	628
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,168
Gilead Sciences
5.650%, 12/01/2041	35	38
4.750%, 03/01/2046	380	366
4.500%, 02/01/2045	10	9
4.000%, 09/01/2036	246	228
3.700%, 04/01/2024	410	405
3.650%, 03/01/2026	460	450
2.800%, 10/01/2050	758	523
2.600%, 10/01/2040	479	353
1.650%, 10/01/2030	276	227
HCA
5.875%, 02/01/2029	410	419
5.625%, 09/01/2028	60	61
5.500%, 06/15/2047	965	906
5.375%, 02/01/2025	160	160
5.375%, 09/01/2026 (E)	155	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 04/15/2025	$820	$819
5.250%, 06/15/2026	650	651
5.250%, 06/15/2049	2,150	1,939
4.625%, 03/15/2052 (D)	1,920	1,594
4.500%, 02/15/2027	20	19
4.125%, 06/15/2029	1,500	1,405
3.625%, 03/15/2032 (D)	840	740
3.500%, 09/01/2030	790	704
3.500%, 07/15/2051	672	464
2.375%, 07/15/2031	945	763
Humana
4.950%, 10/01/2044	60	56
4.800%, 03/15/2047	30	27
4.625%, 12/01/2042	170	153
4.500%, 04/01/2025	80	79
3.950%, 03/15/2027	70	68
3.700%, 03/23/2029	3,205	3,015
2.150%, 02/03/2032	130	106
Johnson & Johnson
3.700%, 03/01/2046	170	152
3.625%, 03/03/2037	260	240
3.500%, 01/15/2048	92	80
3.400%, 01/15/2038	173	156
2.625%, 01/15/2025	86	84
2.450%, 09/01/2060 (E)	655	432
0.950%, 09/01/2027	610	540
0.550%, 09/01/2025	300	276
Medtronic
4.625%, 03/15/2045	9	9
Merck
1.450%, 06/24/2030	300	248
0.750%, 02/24/2026	530	485
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	632
Pfizer
4.000%, 12/15/2036 (E)	815	784
2.625%, 04/01/2030 (E)	440	397
1.700%, 05/28/2030 (E)	420	354
0.800%, 05/28/2025	670	621
Roche Holdings
2.607%, 12/13/2051 (D)	425	297
2.076%, 12/13/2031 (D)	1,917	1,618
Royalty Pharma
1.200%, 09/02/2025	535	485
0.750%, 09/02/2023 (E)	925	902
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	857
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	919	908
Takeda Pharmaceutical
4.400%, 11/26/2023	1,127	1,123

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
4.375%, 01/15/2030	$20	$18
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	210
7.125%, 01/31/2025	390	398
5.125%, 05/09/2029	1,780	1,612
4.750%, 05/09/2027	200	187
3.150%, 10/01/2026	1,580	1,430
2.800%, 07/21/2023	85	84
UnitedHealth Group
5.875%, 02/15/2053	2,815	3,164
5.800%, 03/15/2036	280	306
5.200%, 04/15/2063	314	318
5.050%, 04/15/2053	471	476
4.625%, 07/15/2035	523	525
4.500%, 04/15/2033	471	468
4.450%, 12/15/2048	90	83
4.250%, 04/15/2047	450	402
4.250%, 06/15/2048	110	99
4.200%, 05/15/2032	290	284
4.000%, 05/15/2029	997	975
3.875%, 12/15/2028	170	167
3.875%, 08/15/2059	360	294
3.750%, 07/15/2025	270	267
3.700%, 08/15/2049	150	122
3.500%, 06/15/2023	150	150
3.250%, 05/15/2051	456	343
3.125%, 05/15/2060	50	35
3.050%, 05/15/2041	145	114
2.300%, 05/15/2031	80	68
2.000%, 05/15/2030	140	120
1.250%, 01/15/2026	170	156
Universal Health Services
1.650%, 09/01/2026	685	603
Viatris
4.000%, 06/22/2050	505	332
Wyeth
5.950%, 04/01/2037	470	528

		118,316

Industrials — 2.4%
3M
3.700%, 04/15/2050 (E)	660	540
3.050%, 04/15/2030 (E)	90	82
2.375%, 08/26/2029 (E)	390	345
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	255	192
AerCap Ireland Capital DAC
3.875%, 01/23/2028	345	318
3.500%, 01/15/2025	232	222
3.300%, 01/30/2032	4,118	3,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 02/15/2024	$560	$543
3.000%, 10/29/2028	2,375	2,073
2.450%, 10/29/2026	3,530	3,169
1.650%, 10/29/2024 (E)	1,395	1,305
1.150%, 10/29/2023	3,112	3,017
Air Lease
5.850%, 12/15/2027	820	824
5.300%, 02/01/2028	450	444
3.625%, 04/01/2027	221	205
3.625%, 12/01/2027	216	200
3.375%, 07/01/2025	310	295
3.250%, 03/01/2025	1,645	1,580
Air Lease MTN
2.300%, 02/01/2025	355	336
Allied Universal Holdco
6.625%, 07/15/2026 (D)	20	19
Boeing
5.930%, 05/01/2060	626	625
5.805%, 05/01/2050	1,390	1,399
5.705%, 05/01/2040	690	698
5.150%, 05/01/2030	940	946
4.875%, 05/01/2025	2,075	2,071
3.750%, 02/01/2050	954	722
3.625%, 03/01/2048	23	16
3.550%, 03/01/2038	196	156
3.250%, 02/01/2035	1,549	1,265
3.200%, 03/01/2029	490	448
3.100%, 05/01/2026	160	152
2.800%, 03/01/2027	190	174
2.700%, 02/01/2027	140	129
2.196%, 02/04/2026	1,979	1,836
1.433%, 02/04/2024	2,065	1,995
Builders FirstSource
4.250%, 02/01/2032 (D)	80	70
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	109
5.400%, 06/01/2041	50	52
4.450%, 01/15/2053	122	114
4.150%, 12/15/2048	150	131
4.050%, 06/15/2048	124	108
2.875%, 06/15/2052	120	84
Canadian National Railway
4.400%, 08/05/2052	290	272
3.850%, 08/05/2032	435	413
Canadian Pacific Railway
6.125%, 09/15/2115	44	47
3.000%, 12/02/2041	50	40
1.750%, 12/02/2026	133	121
1.350%, 12/02/2024	685	645
Carrier Global
3.577%, 04/05/2050	30	23

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cintas No. 2
4.000%, 05/01/2032	$1,190	$1,143
3.700%, 04/01/2027	400	388
CoStar Group
2.800%, 07/15/2030 (D)	830	695
Crowley Conro
4.181%, 08/15/2043	405	391
Deere
3.750%, 04/15/2050 (E)	530	470
3.100%, 04/15/2030	100	92
Delta Air Lines
7.375%, 01/15/2026	580	603
4.750%, 10/20/2028 (D)	2,065	1,992
4.500%, 10/20/2025 (D)	449	442
4.375%, 04/19/2028	153	142
3.800%, 04/19/2023	381	380
2.900%, 10/28/2024 (E)	60	57
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028 (E)	3,402	2,994
DP World MTN
5.625%, 09/25/2048 (D)	990	956
Eaton
7.625%, 04/01/2024	75	77
4.150%, 11/02/2042	140	124
Emerson Electric
2.800%, 12/21/2051	280	190
Equifax
3.950%, 06/15/2023	1,612	1,605
2.600%, 12/15/2025	255	238
General Dynamics
4.250%, 04/01/2040	880	831
4.250%, 04/01/2050	200	187
3.500%, 05/15/2025	60	59
3.250%, 04/01/2025	160	156
General Electric MTN
5.344%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (B)	2,400	2,012
GFL Environmental
4.250%, 06/01/2025 (D)	250	244
H&E Equipment Services
3.875%, 12/15/2028 (D)	80	70
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (D)(E)	50	47
Honeywell International
1.350%, 06/01/2025	310	291
John Deere Capital MTN
5.050%, 03/03/2026	1,072	1,090
4.900%, 03/03/2028	765	786
4.850%, 10/11/2029	506	523
4.150%, 09/15/2027	1,449	1,442
3.350%, 04/18/2029	1,255	1,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
L3Harris Technologies
5.054%, 04/27/2045	$180	$172
4.854%, 04/27/2035	80	79
Lockheed Martin
4.500%, 05/15/2036	90	89
4.150%, 06/15/2053	1,220	1,109
4.070%, 12/15/2042	91	83
3.900%, 06/15/2032 (E)	230	224
3.550%, 01/15/2026	1,188	1,177
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	434	432
Norfolk Southern
4.450%, 03/01/2033	465	452
Northrop Grumman
5.250%, 05/01/2050	350	362
4.950%, 03/15/2053	456	455
4.700%, 03/15/2033	635	641
4.400%, 05/01/2030	985	980
4.030%, 10/15/2047	192	167
3.250%, 08/01/2023	716	712
3.250%, 01/15/2028	1,074	1,021
2.930%, 01/15/2025	810	784
Otis Worldwide
3.112%, 02/15/2040	335	260
2.056%, 04/05/2025	220	207
Parker-Hannifin
4.250%, 09/15/2027	760	745
2.700%, 06/14/2024	400	389
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	318
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	1,978
Quanta Services
0.950%, 10/01/2024	550	513
Raytheon Technologies
5.375%, 02/27/2053	633	666
5.150%, 02/27/2033	949	988
4.625%, 11/16/2048	51	48
4.500%, 06/01/2042	170	161
4.450%, 11/16/2038	63	60
4.150%, 05/15/2045	59	52
4.125%, 11/16/2028	280	276
3.950%, 08/16/2025	510	504
3.150%, 12/15/2024	200	195
2.250%, 07/01/2030	420	360
Republic Services
5.000%, 04/01/2034	457	466
4.875%, 04/01/2029	457	462
3.950%, 05/15/2028	335	326
2.500%, 08/15/2024	385	373
1.450%, 02/15/2031	1,650	1,312

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	$1,120	$1,021
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	376
Triton Container International
2.050%, 04/15/2026 (D)	755	670
Union Pacific
3.839%, 03/20/2060	1,030	834
3.750%, 07/15/2025	340	335
3.750%, 02/05/2070	230	176
3.375%, 02/14/2042	330	272
3.250%, 02/05/2050	480	365
2.891%, 04/06/2036	1,595	1,316
2.800%, 02/14/2032	397	349
2.375%, 05/20/2031 (E)	293	253
United Airlines
4.625%, 04/15/2029 (D)	510	461
4.375%, 04/15/2026 (D)	300	287
United Parcel Service
5.200%, 04/01/2040 (E)	240	250
United Rentals North America
4.875%, 01/15/2028	150	143
3.875%, 11/15/2027	100	94
3.875%, 02/15/2031	920	812
3.750%, 01/15/2032	300	258
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	429	406
Vertiv Group
4.125%, 11/15/2028 (D)	140	124
XPO Logistics
6.250%, 05/01/2025 (D)	32	32

		84,319

Information Technology — 1.9%
Apple
4.375%, 05/13/2045	360	349
4.250%, 02/09/2047	162	155
4.100%, 08/08/2062	217	193
3.950%, 08/08/2052	429	384
3.850%, 05/04/2043	220	200
3.250%, 08/08/2029	225	215
3.200%, 05/13/2025	64	63
3.200%, 05/11/2027	232	226
2.650%, 05/11/2050	425	300
2.650%, 02/08/2051	189	133
2.450%, 08/04/2026	1,410	1,342
2.400%, 08/20/2050	36	24
2.375%, 02/08/2041	224	168
1.400%, 08/05/2028	580	508
1.125%, 05/11/2025	1,110	1,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
4.926%, 05/15/2037 (D)	$939	$854
4.150%, 11/15/2030	370	343
3.469%, 04/15/2034 (D)	309	254
3.419%, 04/15/2033 (D)	925	774
3.187%, 11/15/2036 (D)	10	8
3.150%, 11/15/2025	361	345
3.137%, 11/15/2035 (D)	1,960	1,507
2.600%, 02/15/2033 (D)	1,312	1,029
2.450%, 02/15/2031 (D)	482	395
CommScope
6.000%, 03/01/2026 (D)	200	193
4.750%, 09/01/2029 (D)	140	117
Corning
5.450%, 11/15/2079	570	525
Dell International
6.020%, 06/15/2026	39	40
Global Payments
4.450%, 06/01/2028	1,845	1,751
Intel
5.900%, 02/10/2063	430	443
5.700%, 02/10/2053	304	310
5.625%, 02/10/2043	175	179
5.200%, 02/10/2033	1,290	1,314
5.125%, 02/10/2030	320	326
4.750%, 03/25/2050	170	156
3.700%, 07/29/2025	223	220
3.050%, 08/12/2051	270	184
2.800%, 08/12/2041	721	523
1.600%, 08/12/2028	540	472
International Business Machines
3.000%, 05/15/2024	1,510	1,482
KLA
4.950%, 07/15/2052	257	255
3.300%, 03/01/2050	252	192
Kyndryl Holdings
2.050%, 10/15/2026	1,350	1,173
Marvell Technology
1.650%, 04/15/2026	1,030	934
Mastercard
3.850%, 03/26/2050	80	71
3.375%, 04/01/2024	80	79
Micron Technology
5.875%, 02/09/2033	1,043	1,055
3.477%, 11/01/2051	149	97
Microsoft
4.100%, 02/06/2037 (E)	251	248
3.625%, 12/15/2023	89	89
3.500%, 02/12/2035	156	148
3.450%, 08/08/2036	565	523
3.300%, 02/06/2027	1,550	1,521
3.041%, 03/17/2062	199	149

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.921%, 03/17/2052	$669	$509
2.875%, 02/06/2024	1,010	995
2.700%, 02/12/2025	250	243
2.525%, 06/01/2050	884	625
2.400%, 08/08/2026	1,410	1,342
2.375%, 05/01/2023	20	20
NVIDIA
3.700%, 04/01/2060	310	249
3.500%, 04/01/2040	430	369
3.500%, 04/01/2050	1,150	941
2.850%, 04/01/2030	1,000	911
NXP BV
4.400%, 06/01/2027	334	330
3.250%, 05/11/2041	302	220
2.700%, 05/01/2025	280	266
2.500%, 05/11/2031	306	253
Open Text Holdings
4.125%, 02/15/2030 (D)	20	17
4.125%, 12/01/2031 (D)	30	25
Oracle
6.900%, 11/09/2052	2,104	2,358
5.550%, 02/06/2053	939	894
4.900%, 02/06/2033	787	771
4.650%, 05/06/2030	330	321
4.375%, 05/15/2055	186	147
4.000%, 07/15/2046	535	408
3.950%, 03/25/2051	2,335	1,757
3.900%, 05/15/2035	1,720	1,502
3.800%, 11/15/2037	2,255	1,872
3.650%, 03/25/2041	800	617
3.600%, 04/01/2040	915	710
3.600%, 04/01/2050	1,150	816
2.950%, 11/15/2024	315	306
2.950%, 04/01/2030	860	759
2.875%, 03/25/2031	1,320	1,130
1.650%, 03/25/2026	890	818
PayPal Holdings
2.300%, 06/01/2030 (E)	2,845	2,436
1.650%, 06/01/2025	400	376
Prosus
3.832%, 02/08/2051 (D)	320	205
Prosus MTN
4.027%, 08/03/2050 (D)	730	479
3.061%, 07/13/2031 (D)	2,100	1,654
QUALCOMM
6.000%, 05/20/2053	693	787
Roper Technologies
1.000%, 09/15/2025	420	384
Salesforce
3.700%, 04/11/2028	670	658
3.250%, 04/11/2023	480	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint
7.875%, 09/15/2023	$110	$111
Sprint Capital
8.750%, 03/15/2032	590	718
Tencent Holdings MTN
3.975%, 04/11/2029 (D)	600	570
3.840%, 04/22/2051 (D)	1,225	888
3.680%, 04/22/2041 (D)	680	519
Texas Instruments
5.000%, 03/14/2053	762	803
4.900%, 03/14/2033	1,220	1,269
4.150%, 05/15/2048	300	279
1.750%, 05/04/2030	290	246
TSMC Arizona
1.750%, 10/25/2026	300	272
TSMC Global
1.375%, 09/28/2030 (D)	1,365	1,090
Visa
4.300%, 12/14/2045	690	664
3.650%, 09/15/2047	235	205
3.150%, 12/14/2025	1,410	1,369
VMware
4.700%, 05/15/2030	554	538
1.400%, 08/15/2026	895	791
1.000%, 08/15/2024	956	902
0.600%, 08/15/2023	1,347	1,322
Vontier
2.950%, 04/01/2031	425	340
1.800%, 04/01/2026 (E)	495	438
Workday
3.700%, 04/01/2029	260	244
Xilinx
2.375%, 06/01/2030	236	206

		69,324

Materials — 1.0%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,334
Anglo American Capital
4.750%, 04/10/2027 (D)	720	704
4.750%, 03/16/2052 (D)	546	464
4.000%, 09/11/2027 (D)	200	190
3.875%, 03/16/2029 (D)	679	624
3.625%, 09/11/2024 (D)	710	693
ArcelorMittal
7.000%, 10/15/2039 (E)	120	126
Ball
3.125%, 09/15/2031	370	306
Barrick North America Finance
5.750%, 05/01/2043	290	306
5.700%, 05/30/2041	509	534

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
1.650%, 01/15/2027	$2,985	$2,613
BHP Billiton Finance USA
5.000%, 09/30/2043	410	415
4.875%, 02/27/2026	1,533	1,544
4.750%, 02/28/2028	1,226	1,241
4.125%, 02/24/2042	40	36
Celanese US Holdings
6.330%, 07/15/2029	990	1,001
6.050%, 03/15/2025 (E)	2,425	2,439
Dow Chemical
7.375%, 11/01/2029	217	249
6.900%, 05/15/2053	289	334
5.250%, 11/15/2041	25	24
4.800%, 05/15/2049	360	320
DuPont de Nemours
4.493%, 11/15/2025	830	829
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	480	465
First Quantum Minerals
6.875%, 10/15/2027 (D)	220	212
Freeport-McMoRan
5.450%, 03/15/2043	785	734
5.250%, 09/01/2029	859	842
4.625%, 08/01/2030	180	170
4.550%, 11/14/2024	40	40
Glencore Finance Canada
6.900%, 11/15/2037 (D)	318	355
6.000%, 11/15/2041 (D)	113	114
5.550%, 10/25/2042 (D)	138	132
Glencore Funding
4.875%, 03/12/2029 (D)	245	242
4.125%, 05/30/2023 (D)	200	199
4.125%, 03/12/2024 (D)	1,340	1,325
4.000%, 03/27/2027 (D)	1,200	1,156
3.875%, 10/27/2027 (D)	220	208
3.875%, 04/27/2051 (D)	173	132
2.625%, 09/23/2031 (D)	678	557
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	1,283
2.300%, 11/01/2030 (D)	990	795
1.230%, 10/01/2025 (D)	625	559
OCP
5.125%, 06/23/2051 (D)	360	261
4.500%, 10/22/2025 (D)	400	387
3.750%, 06/23/2031 (D)(E)	410	334
Orbia Advance
2.875%, 05/11/2031 (D)	780	627
1.875%, 05/11/2026 (D)	820	730
Rohm and Haas
7.850%, 07/15/2029	501	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Copper
5.250%, 11/08/2042 (E)	$2,220	$2,125
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,219
3.125%, 01/15/2032 (E)	70	57
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	30
Vale Overseas
6.875%, 11/21/2036	874	914
6.250%, 08/10/2026	32	33

		34,139

Real Estate — 1.0%
Agree
2.600%, 06/15/2033	131	103
2.000%, 06/15/2028	577	489
American Assets Trust
3.375%, 02/01/2031	1,370	1,100
American Homes 4 Rent
4.300%, 04/15/2052	238	187
3.625%, 04/15/2032	3,106	2,690
American Tower
5.650%, 03/15/2033	1,590	1,636
5.500%, 03/15/2028	612	624
2.950%, 01/15/2051	153	98
2.700%, 04/15/2031	275	231
1.875%, 10/15/2030	1,430	1,134
AvalonBay Communities MTN
2.450%, 01/15/2031	1,155	973
Boston Properties
3.400%, 06/21/2029 (E)	720	590
Brandywine Operating Partnership
3.950%, 11/15/2027	17	13
Brixmor Operating Partnership
2.500%, 08/16/2031	321	248
Camden Property Trust
2.800%, 05/15/2030	265	230
Crown Castle
5.000%, 01/11/2028	1,227	1,236
2.900%, 03/15/2027	444	412
2.900%, 04/01/2041	307	219
1.050%, 07/15/2026	827	729
CubeSmart
2.250%, 12/15/2028	744	639
Equinix
3.900%, 04/15/2032	1,715	1,559
Essential Properties
2.950%, 07/15/2031	1,290	947
Essex Portfolio
2.550%, 06/15/2031	274	225
1.700%, 03/01/2028	695	597

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Extra Space Storage
3.900%, 04/01/2029	$226	$208
2.550%, 06/01/2031	735	596
2.350%, 03/15/2032	340	267
GLP Capital
5.375%, 04/15/2026	1,690	1,640
5.300%, 01/15/2029	1,463	1,396
5.250%, 06/01/2025	80	78
4.000%, 01/15/2030	176	156
4.000%, 01/15/2031	35	30
3.250%, 01/15/2032	56	46
Healthcare Realty Holdings
3.100%, 02/15/2030	1,645	1,426
2.050%, 03/15/2031	98	74
Hudson Pacific Properties
4.650%, 04/01/2029 (E)	580	407
3.950%, 11/01/2027	1,246	855
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,568	1,405
2.300%, 11/15/2028	82	69
Life Storage
3.875%, 12/15/2027	5	5
Mid-America Apartments
4.300%, 10/15/2023	272	271
Physicians Realty
3.950%, 01/15/2028	30	28
Realty Income
5.625%, 10/13/2032	841	873
4.850%, 03/15/2030	369	364
2.850%, 12/15/2032	384	317
2.200%, 06/15/2028	284	251
Regency Centers
2.950%, 09/15/2029	727	629
Sabra Health Care
3.900%, 10/15/2029	715	591
Simon Property Group
2.450%, 09/13/2029	1,020	875
STORE Capital
4.625%, 03/15/2029	339	301
4.500%, 03/15/2028	708	634
2.750%, 11/18/2030	470	346
2.700%, 12/01/2031	185	133
Sun Communities Operating
4.200%, 04/15/2032	531	475
VICI Properties
5.750%, 02/01/2027 (D)	185	182
5.625%, 05/15/2052	627	564
5.125%, 05/15/2032	1,164	1,097
4.625%, 06/15/2025 (D)	100	97
4.500%, 09/01/2026 (D)	375	353
4.500%, 01/15/2028 (D)	238	220
4.125%, 08/15/2030 (D)	184	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2029 (D)	$655	$582
3.750%, 02/15/2027 (D)	30	28
Welltower
4.500%, 01/15/2024	102	101

		35,041

Utilities — 1.9%
AEP Texas
6.650%, 02/15/2033	500	546
Alabama Power
3.700%, 12/01/2047	965	763
American Electric Power
5.950%, 11/01/2032	750	798
5.625%, 03/01/2033	612	633
American Transmission Systems
2.650%, 01/15/2032 (D)	1,412	1,189
Baltimore Gas and Electric
2.250%, 06/15/2031	411	347
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	728
Boston Gas
4.487%, 02/15/2042 (D)	35	30
CenterPoint Energy Houston Electric
4.950%, 04/01/2033	458	468
3.600%, 03/01/2052	304	240
Cleco Power
6.000%, 12/01/2040	700	704
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)(E)	270	205
Commonwealth Edison
5.300%, 02/01/2053	124	130
Consolidated Edison of New York
5.200%, 03/01/2033	858	885
4.450%, 03/15/2044	1,120	1,002
3.950%, 04/01/2050	130	108
3.350%, 04/01/2030 (E)	180	166
Constellation Energy Generation
5.600%, 03/01/2028	935	962
Consumers Energy
2.650%, 08/15/2052	184	121
2.500%, 05/01/2060	235	138
Dominion Energy
3.071%, 08/15/2024 (C)	980	950
DTE Electric
3.650%, 03/01/2052 (E)	220	175
2.950%, 03/01/2050	480	337
DTE Energy
2.529%, 10/01/2024 (C)	830	798
1.050%, 06/01/2025	1,495	1,374
Duke Energy
3.500%, 06/15/2051	85	62
3.150%, 08/15/2027	280	263

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 06/15/2031	$301	$252
0.900%, 09/15/2025	705	642
Duke Energy Carolinas
5.350%, 01/15/2053	615	640
4.250%, 12/15/2041	628	557
4.000%, 09/30/2042	1,000	855
3.550%, 03/15/2052	372	289
2.850%, 03/15/2032	511	444
2.550%, 04/15/2031	280	240
Duke Energy Florida
3.200%, 01/15/2027	1,080	1,030
2.400%, 12/15/2031	410	344
Duke Energy Indiana
4.200%, 03/15/2042	30	26
2.750%, 04/01/2050	280	185
Duke Energy Ohio
5.250%, 04/01/2033	845	869
Duke Energy Progress
5.250%, 03/15/2033	428	444
4.100%, 05/15/2042	425	367
2.500%, 08/15/2050	415	260
Enel Finance International
6.800%, 10/14/2025 (D)	480	496
Entergy Arkansas
5.150%, 01/15/2033	616	633
2.650%, 06/15/2051	370	239
Evergy Metro
5.300%, 10/01/2041	100	99
Eversource Energy
2.900%, 10/01/2024	1,610	1,552
1.650%, 08/15/2030	467	376
Exelon
5.625%, 06/15/2035	760	792
5.600%, 03/15/2053	369	376
5.300%, 03/15/2033	2,093	2,129
FirstEnergy
4.150%, 07/15/2027	940	896
1.600%, 01/15/2026	180	164
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	35	34
Indiana Michigan Power
4.550%, 03/15/2046	325	286
ITC Holdings
4.050%, 07/01/2023	1,152	1,148
Jersey Central Power & Light
4.700%, 04/01/2024 (D)	700	695
2.750%, 03/01/2032 (D)	1,527	1,277
KeySpan Gas East
5.994%, 03/06/2033 (D)	55	57
3.586%, 01/18/2052 (D)	2,295	1,660
2.742%, 08/15/2026 (D)	1,025	938

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Louisville Gas and Electric
5.450%, 04/15/2033	$1,135	$1,180
Metropolitan Edison
5.200%, 04/01/2028 (D)	456	460
4.300%, 01/15/2029 (D)	484	464
MidAmerican Energy
4.800%, 09/15/2043	830	799
2.700%, 08/01/2052	356	241
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	157
Mississippi Power
4.250%, 03/15/2042	189	161
3.100%, 07/30/2051	493	339
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	261
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,114
NiSource
5.800%, 02/01/2042	149	147
NSTAR Electric
4.550%, 06/01/2052	334	311
3.100%, 06/01/2051	254	182
Oncor Electric Delivery
2.750%, 05/15/2030	1,065	949
Pacific Gas and Electric
5.250%, 03/01/2052	125	106
4.950%, 07/01/2050	1,313	1,082
4.750%, 02/15/2044	138	111
4.500%, 07/01/2040	141	116
4.200%, 06/01/2041	239	188
3.950%, 12/01/2047 (E)	945	672
3.500%, 08/01/2050	130	86
3.300%, 08/01/2040 (E)	60	42
2.500%, 02/01/2031	1,595	1,292
2.100%, 08/01/2027	1,515	1,321
1.700%, 11/15/2023	1,560	1,522
PacifiCorp
2.900%, 06/15/2052	1,330	912
PECO Energy
4.150%, 10/01/2044	900	786
2.850%, 09/15/2051	496	339
Pennsylvania Electric
5.150%, 03/30/2026 (D)	304	305
3.250%, 03/15/2028 (D)	401	373
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	486
Piedmont Natural Gas
5.050%, 05/15/2052	1,100	1,021
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	558

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 05/01/2050	$225	$152
2.050%, 08/01/2050 (E)	114	68
1.900%, 08/15/2031	552	449
Public Service Enterprise Group
1.600%, 08/15/2030	222	178
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,110
Public Service of Oklahoma
3.150%, 08/15/2051	278	192
Southern California Edison
4.125%, 03/01/2048	735	608
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	96
Southern California Gas
2.550%, 02/01/2030	900	786
Southern Gas Capital
5.875%, 03/15/2041	700	731
4.400%, 05/30/2047	500	427
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,432
Southwestern Public Service
3.750%, 06/15/2049	845	663
Texas Electric Market Stabilization Funding N
4.265%, 08/01/2034 (D)(E)	2,682	2,598
Virginia Electric & Power
4.650%, 08/15/2043	585	531
Virginia Electric and Power
5.450%, 04/01/2053	137	140
5.000%, 04/01/2033	1,041	1,049
2.950%, 11/15/2051	411	280
Vistra Operations
4.300%, 07/15/2029 (D)	1,590	1,423
WEC Energy Group
0.800%, 03/15/2024	595	570
Wisconsin Electric Power
4.750%, 09/30/2032	412	415
1.700%, 06/15/2028	255	222

		67,620

Total Corporate Obligations
(Cost $1,235,330) ($ Thousands)		1,138,612

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills
5.067%, 08/31/2023 (H)	12,950	12,698
4.753%, 07/20/2023 (H)	10,015	9,876
4.752%, 06/15/2023 (H)	21,475	21,273
4.744%, 08/03/2023 (H)	9,199	9,052
4.657%, 06/01/2023 (H)	5,920	5,876

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.652%, 07/18/2023 (H)	$16,415	$16,190
4.600%, 07/27/2023 (H)	5,940	5,852
4.558%, 05/11/2023 (H)	3,985	3,965
4.545%, 05/25/2023 (H)	12,555	12,471
4.541%, 05/18/2023 (H)	12,160	12,089
4.444%, 04/27/2023 (H)	9,030	9,002
4.393%, 05/23/2023 (H)	8,930	8,873
U.S. Treasury Bonds
5.250%, 11/15/2028	384	416
4.000%, 11/15/2042	1,930	1,982
4.000%, 11/15/2052	13,680	14,518
3.875%, 02/15/2043	13,634	13,755
3.625%, 08/15/2043	240	233
3.625%, 02/15/2053	41,328	41,031
3.375%, 08/15/2042	440	413
3.375%, 11/15/2048	1,080	1,010
3.250%, 05/15/2042	4,020	3,709
3.125%, 08/15/2044	280	250
3.125%, 05/15/2048	5,285	4,717
3.000%, 08/15/2052	14,728	12,938
2.875%, 08/15/2045	320	273
2.875%, 05/15/2052	9,055	7,746
2.375%, 02/15/2042	31,615	25,423
2.375%, 05/15/2051	12,200	9,368
2.250%, 02/15/2052	20,974	15,640
2.000%, 11/15/2041	89,782	67,761
2.000%, 02/15/2050	1,550	1,099
2.000%, 08/15/2051	13,091	9,208
1.875%, 02/15/2041	1,382	1,034
1.875%, 02/15/2051	9,680	6,611
1.875%, 11/15/2051	9,297	6,331
1.750%, 08/15/2041	53,279	38,577
1.625%, 11/15/2050	7,670	4,919
1.375%, 11/15/2040	25,405	17,499
1.375%, 08/15/2050	14,650	8,797
1.250%, 05/15/2050	12,020	6,988
1.125%, 05/15/2040	13,102	8,718
1.125%, 08/15/2040	17,246	11,399
0.000%, 05/15/2049 (A)	5,380	2,064
U.S. Treasury Inflation Protected Securities
1.625%, 10/15/2027	7,824	7,976
1.125%, 01/15/2033	18,633	18,584
U.S. Treasury Notes
4.625%, 02/28/2025	12,738	12,862
4.625%, 03/15/2026	48,444	49,549
4.500%, 11/30/2024	42	42
4.500%, 11/15/2025	815	827
4.375%, 10/31/2024	196	196
4.250%, 10/15/2025	8,515	8,581
4.125%, 01/31/2025	7,050	7,048
4.125%, 09/30/2027	250	255
4.000%, 12/15/2025	92	92

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 02/15/2026	$925	$929
4.000%, 02/29/2028	51,103	52,025
4.000%, 02/28/2030	4,416	4,533
3.875%, 03/31/2025	18,964	18,906
3.875%, 12/31/2027	472	477
3.625%, 03/31/2028	66,432	66,541
3.625%, 03/31/2030	5,110	5,134
3.500%, 01/31/2028	6,430	6,396
3.500%, 01/31/2030	950	946
3.500%, 02/15/2033	9,859	9,874
3.250%, 06/30/2027	7,385	7,258
3.250%, 06/30/2029	2,594	2,543
3.000%, 07/15/2025	7,715	7,550
3.000%, 09/30/2025	449	439
2.875%, 04/30/2025	3,009	2,939
2.750%, 04/30/2027	4,880	4,703
2.750%, 02/15/2028	5,009	4,811
2.750%, 05/31/2029	3,582	3,414
2.625%, 02/15/2029	1,635	1,550
2.625%, 07/31/2029	21,925	20,736
2.000%, 11/15/2026	5,213	4,903
1.875%, 02/28/2029	3,246	2,949
1.750%, 12/31/2026	1,541	1,435
1.625%, 05/15/2026	4,510	4,223
1.500%, 08/15/2026	14,437	13,400
1.500%, 01/31/2027	3,140	2,891
1.500%, 11/30/2028	2,552	2,276
1.375%, 10/31/2028	11,356	10,075
1.125%, 08/31/2028	1,527	1,341
0.750%, 05/31/2026	6,938	6,311
0.500%, 04/30/2027	1,070	942
0.375%, 11/30/2025	3,245	2,960
0.375%, 07/31/2027	9,400	8,166

Total U.S. Treasury Obligations
(Cost $925,872) ($ Thousands)		861,232

ASSET-BACKED SECURITIES — 9.3%
Automotive — 2.2%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	340
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	626	619
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	274	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$1,140	$1,127
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	921	934
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	728	716
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	665	630
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	1,550	1,455
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	2,800	2,572
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	1,460	1,284
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (D)	351	345
Avis Budget Rental Car Funding AESOP, Ser 2023-1A, Cl A
5.250%, 04/20/2029 (D)	1,378	1,381
Avis Budget Rental Car Funding AESOP, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (D)	771	769
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028 (D)	630	630
Avis Budget Rental Car Funding AESOP, Ser 2023-4A, Cl A
5.490%, 06/20/2029 (D)	1,597	1,596
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	450	451
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	462	464
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,069
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	1,911	1,924
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A4
4.760%, 08/15/2028	637	641
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	432
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	575	543

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	$1,010	$950
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (D)	916	918
Enterprise Fleet Financing, Ser 2023-1, Cl A3
5.420%, 10/22/2029 (D)	565	566
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	425	400
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	630	630
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	327	320
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/2026	983	980
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	492	492
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	2,218	2,147
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	436	418
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/2027	776	775
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A3
5.270%, 05/17/2027	905	915
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	313
Ford Credit Auto Owner Trust, Ser 2023-1, Cl A
4.850%, 08/15/2035 (D)	2,384	2,390
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	2,112	2,113
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	342	337
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	18	18
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	840	830

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A3
5.160%, 04/20/2026	$909	$914
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/2027	688	689
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	1,894	1,834
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	1,010	978
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	891	894
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (D)	807	846
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	780	691
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	2,440	2,273
Hertz Vehicle Financing III, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	460	451
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/2029 (D)	1,526	1,549
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	363	350
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	575	564
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A4
3.760%, 12/18/2028	419	409
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A3
5.040%, 04/21/2027	1,656	1,668
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A4
4.970%, 06/21/2029	796	806
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	725	718
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/2026 (D)	900	889
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (D)	1,020	1,021

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/2026 (D)	$404	$403
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	520
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,061	1,020
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	341
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A4
5.520%, 10/16/2028	713	732
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	68	68
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	186	182
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	305	294
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	864	820
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	725
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/2027	672	671
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	544	540
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	431
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	648	640
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	315
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	764	750
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	$1,980	$1,951
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,453	1,432
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	935	923
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	773	765
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	2,530	2,506
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	513	518
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	1,115	1,087
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	440	427
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	1,360	1,263
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	1,891	1,833
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	753	722
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A4
3.770%, 02/15/2028	702	685
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	398
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	513	510
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	430	421
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	202	201
World Omni Auto Receivables Trust, Ser 2022-C, Cl A3
3.660%, 10/15/2027	645	632
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	1,435	1,458

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	$767	$765
		80,196

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	785	767
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	553	543
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	765	772
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	998	975
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	931	909
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
5.569%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (B)	2,340	2,329
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	3,577	3,495
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,729	1,751
Evergreen Credit Card Trust, Ser 2023-CRT3, Cl B
6.580%, 02/16/2027 (D)	1,060	1,077
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (D)	1,940	1,919
Master Credit Card Trust II, Ser 2023-1A, Cl A
4.700%, 06/21/2027 (D)	1,645	1,641
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (D)	580	540
Synchrony Card Funding, Ser 2022-A1, Cl A
3.370%, 04/15/2028	771	749
Synchrony Card Funding, Ser 2022-A2, Cl A
3.860%, 07/15/2028	474	465
		17,932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Mortgage Pass Through Certificates, Ser 2003-3, Cl M1
5.895%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2034 (B)	$505	$483
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.806%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (B)	95	95
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
5.820%, ICE LIBOR USD 1 Month + 0.975%, 12/25/2034 (B)	221	216
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
5.700%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (B)	2,599	2,467
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
5.280%, ICE LIBOR USD 1 Month + 0.435%, 08/25/2036 (B)	1,082	1,075
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.125%, ICE LIBOR USD 1 Month + 0.280%, 05/25/2037 (B)	5,500	4,208
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.520%, ICE LIBOR USD 1 Month + 0.675%, 12/25/2034 (B)	209	195
		8,739

Non-Agency Mortgage-Backed Obligations — 0.3%

Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067 (C)(D)	1,816	1,748
BANK 2022, Ser BNK44, Cl A5
5.746%, 11/15/2055 (B)	703	735
BANK5 2023, Ser 5YR1, Cl A3
6.260%, 03/15/2056 (B)	981	1,010
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055 (B)	675	705
BLP Commercial Mortgage Trust, Ser IND, Cl A
6.519%, TSFR1M + 1.692%, 03/15/2040 (B)(D)	450	445
BX Trust, Ser LBA, Cl AV
5.743%, TSFR1M + 0.914%, 02/15/2036 (B)(D)	450	429
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068 (C)(D)	1,576	1,546

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FIVE Mortgage Trust, Ser V1, Cl A3
5.668%, 02/10/2056 (B)	$1,283	$1,309
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	346	330
LAQ Mortgage Trust, Ser LAQ, Cl A
6.741%, TSFR1M + 2.091%, 03/15/2036 (B)(D)	440	436
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058 (C)(D)	1,826	1,829
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/15/2040 (D)	1,110	1,131
		11,653

Other Asset-Backed Securities — 6.0%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
5.945%, ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (B)(D)	941	921
ACRES Commercial Realty, Ser 2021-FL1, Cl A
5.909%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (B)(D)	1,760	1,716
AIG CLO, Ser 2021-1A, Cl A1R
5.928%, ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (B)(D)	3,400	3,353
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (D)	70	71
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,870	1,805
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.866%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)(D)	2,118	2,102
Antares CLO, Ser 2021-1A, Cl A1R
6.275%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (B)(D)	1,400	1,348
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,851	1,809
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (D)	1,790	1,790
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	893	801
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.754%, ICE LIBOR USD 1 Month + 1.070%, 08/15/2034 (B)(D)	3,213	3,153
Brazos Higher Education Authority, Ser 2010-1, Cl A2
6.158%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (B)	2,401	2,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2011-2, Cl A3
5.818%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (B)	$1,758	$1,741
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
6.418%, ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (B)(D)	3,000	2,893
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.841%, 11/25/2034 (C)	24	23
CIFC Funding, Ser 2021-7A, Cl A1
5.945%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (B)(D)	3,500	3,419
CIT Education Loan Trust, Ser 2007-1, Cl A
5.224%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (B)(D)	702	667
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.933%, 03/25/2037 (C)	622	615
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,360	1,336
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,266
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	740	642
College Avenue Student Loans, Ser 2017-A, Cl A1
6.495%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (B)(D)	321	319
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	210	198
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	406	372
College Avenue Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	521	455
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	343	295
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
5.345%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2034 (B)	298	278
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
5.385%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (B)	210	197

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.645%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2047 (B)	$1,134	$1,016
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
4.824%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (B)	185	166
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,250	1,222
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	1,087	980
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	1,325	1,312
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	2,440	2,391
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.692%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (B)(D)	1,007	998
Educational Funding of the South, Ser 2011-1, Cl A2
5.468%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (B)	340	339
Educational Funding, Ser 2006-1A, Cl A3
5.168%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (B)(D)	1,491	1,027
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	656	637
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.845%, ICE LIBOR USD 1 Month + 1.000%, 08/25/2034 (B)	256	238
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	3,377	3,065
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	187
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,797
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.505%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (B)	4,401	4,056
Galaxy Xxiv Clo, Ser 2017-24A, Cl A
5.912%, ICE LIBOR USD 3 Month + 1.120%, 01/15/2031 (B)(D)	1,160	1,148
Galaxy Xxviii Clo, Ser 2018-28A, Cl A1
5.892%, ICE LIBOR USD 3 Month + 1.100%, 07/15/2031 (B)(D)	700	692
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	225	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
5.912%, ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (B)(D)	$2,423	$2,408
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (D)	868	670
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	750	752
GSAMP Trust, Ser 2003-SEA, Cl A1
5.645%, ICE LIBOR USD 1 Month + 0.800%, 02/25/2033 (B)	299	288
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.505%, ICE LIBOR USD 1 Month + 0.660%, 12/25/2035 (B)	5,090	4,906
GSAMP Trust, Ser 2006-HE3, Cl A2D
5.345%, ICE LIBOR USD 1 Month + 0.500%, 05/25/2046 (B)	4,470	4,090
Higher Education Funding, Ser 2014-1, Cl A
6.008%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (B)(D)	64	64
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	1,212	1,034
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	504	475
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	1,443	1,312
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	2,059	1,951
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	820	712
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	700	650
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	916	817
LCM XXI, Ser 2018-21A, Cl AR
5.688%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)(D)	221	220
LMREC, Ser 2019-CRE3, Cl A
6.197%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (B)(D)	1,698	1,695
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	987	859
Magnetite VII, Ser 2018-7A, Cl A1R2
5.592%, ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (B)(D)	766	759

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2020-FL4, Cl A
6.474%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	$645	$640
MF1, Ser 2021-FL7, Cl A
5.841%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (B)(D)	4,115	3,990
MF1, Ser 2022-FL10, Cl A
7.391%, TSFR1M + 2.635%, 09/17/2037 (B)(D)	675	671
MF1, Ser 2022-FL8, Cl A
5.910%, SOFR30A + 1.350%, 02/19/2037 (B)(D)	2,380	2,315
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (B)(D)	294	240
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	981	950
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (B)(D)	770	712
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	478	435
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	238	217
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.284%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (B)(D)	410	408
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.834%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (B)(D)	226	226
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	239	231
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	16	16
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	29	29
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,376	1,326
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	530	508
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	817	779
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,098	1,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	$1,664	$1,539
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	383	350
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	147	134
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	654	585
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	350	321
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	94	83
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	765	668
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	1,285	1,122
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,411	1,198
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	924	779
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	219	191
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	660	593
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.355%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (B)	1,928	1,889
Navient Student Loan Trust, Ser 2014-3, Cl A
5.465%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	1,785	1,733
Navient Student Loan Trust, Ser 2014-4, Cl A
5.465%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	1,200	1,166
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.345%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (B)(D)	1,087	1,084

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A3
5.995%, ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (B)(D)	$806	$795
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.895%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (B)(D)	2,786	2,759
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	1,124	1,071
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	412	351
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	995	873
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
4.998%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (B)	345	337
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.978%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (B)	690	680
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.928%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (B)	2,004	1,957
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.047%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (B)	1,660	1,620
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.067%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (B)	1,647	1,611
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.127%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (B)	272	264
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.695%, ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (B)(D)	950	929
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
5.795%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (B)(D)	2,155	2,107
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	627	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	$455	$411
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	880	791
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
5.845%, ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (B)(D)	343	339
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	3,245	2,765
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,074	969
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.742%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (B)(D)	3,065	3,038
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	924	926
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	367	354
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
5.522%, 10/15/2037 (B)	522	475
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	663	637
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
4.225%, 08/25/2035 (B)(D)	12	10
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	1,059	1,013
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	879	841
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	698	599
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	2,380	2,122
RAMP Trust, Ser 2006-RZ3, Cl M1
5.195%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (B)	3,123	2,999
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.015%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (B)(D)	3,150	3,086

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	$578	$550
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	857	801
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	445	436
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
6.192%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(D)	531	525
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	432	425
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	341	315
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
5.196%, ICE LIBOR USD 3 Month + 0.330%, 03/15/2024 (B)	48	48
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.176%, ICE LIBOR USD 3 Month + 0.310%, 12/15/2038 (B)	915	871
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.066%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(D)	1,520	1,497
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.988%, ICE LIBOR USD 3 Month + 0.170%, 07/25/2040 (B)	2,877	2,719
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.978%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (B)	1,857	1,763
SLM Student Loan Trust, Ser 2007-7, Cl B
5.568%, ICE LIBOR USD 3 Month + 0.750%, 10/27/2070 (B)	1,050	892
SLM Student Loan Trust, Ser 2008-2, Cl B
6.018%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (B)	685	532
SLM Student Loan Trust, Ser 2008-3, Cl B
6.018%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (B)	685	610
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.468%, ICE LIBOR USD 3 Month + 1.650%, 07/25/2022 (B)	440	439
SLM Student Loan Trust, Ser 2008-4, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (B)	685	655

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.518%, ICE LIBOR USD 3 Month + 1.700%, 07/25/2023 (B)	$75	$75
SLM Student Loan Trust, Ser 2008-5, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (B)	685	638
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.918%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (B)	2,334	2,270
SLM Student Loan Trust, Ser 2008-6, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	685	632
SLM Student Loan Trust, Ser 2008-7, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	685	639
SLM Student Loan Trust, Ser 2008-8, Cl B
7.068%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (B)	685	654
SLM Student Loan Trust, Ser 2008-9, Cl A
6.318%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (B)	935	932
SLM Student Loan Trust, Ser 2008-9, Cl B
7.068%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (B)	685	652
SLM Student Loan Trust, Ser 2009-3, Cl A
5.595%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (B)(D)	391	375
SLM Student Loan Trust, Ser 2021-10A, Cl A4
5.536%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)(D)	802	775
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	188	181
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.134%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (B)(D)	162	162
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
5.784%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (B)(D)	171	170
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	317	303
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	1,247	1,191
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (D)	493	441
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	779	696

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	$2,147	$1,922
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	450	395
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	1,312	1,129
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,319	1,174
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	2,000	1,787
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	941	855
SMB Private Education Loan Trust, Ser 2022-D, Cl A1B
6.358%, SOFR30A + 1.800%, 10/15/2058 (B)(D)	737	740
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	310	310
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	94	85
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	703	590
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	725	606
South Carolina Student Loan, Ser 2015-A, Cl A
6.345%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (B)	779	778
Southwick Park CLO, Ser 2021-4A, Cl A1R
5.868%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (B)(D)	2,610	2,566
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	1,355	1,239
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (D)	1,487	1,276
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.395%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (B)	342	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.265%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (B)	$2,296	$2,183
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	3	3
STWD, Ser 2019-FL1, Cl A
5.854%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	289	288
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (D)	665	561
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	1,186	1,191
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(D)	570	541
Trestles CLO IV, Ser 2021-4A, Cl B1
6.515%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (B)(D)	3,445	3,338
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	204	179
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	163	152
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	287	255
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	500	482
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	721	701
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	4,785	4,633
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	2,747	2,620
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	575
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028 (C)	1,298	1,266
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029 (C)	1,144	1,114
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029 (C)	2,664	2,658

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.135%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (B)		$4,868	$4,748
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
6.302%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (B)(D)		1,000	994
			214,700

Total Asset-Backed Securities
(Cost $344,239) ($ Thousands)			333,220

SOVEREIGN DEBT — 1.4%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)		1,460	412
1.000%, 07/09/2029		203	57
0.500%, 07/09/2030(C)		976	283
Bermuda Government International Bond
5.000%, 07/15/2032(D)		339	340
Brazilian Government International Bond
5.000%, 01/27/2045		3,400	2,669
4.750%, 01/14/2050		1,300	959
4.625%, 01/13/2028		3,090	3,019
Buenos Aires Government International Bond MTN
5.250%, 09/01/2037(C)(D)		2,885	1,011
Colombia Government International Bond
5.625%, 02/26/2044		660	499
5.000%, 06/15/2045		830	579
4.125%, 02/22/2042		680	439
3.250%, 04/22/2032		670	498
Export Finance & Insurance
4.625%, 10/26/2027(D)		1,079	1,102
Export-Import Bank of India
3.375%, 08/05/2026(D)(E)		350	330
Indonesia Government International Bond
3.700%, 10/30/2049(E)		460	364
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,670
6.375%, 04/15/2032		58,803,000	3,834
Israel Government International Bond
4.500%, 01/17/2033		$1,128	1,122
3.375%, 01/15/2050		280	214
2.750%, 07/03/2030		470	425
Kenya Government International Bond
7.250%, 02/28/2028(D)		200	164
6.875%, 06/24/2024		200	184
6.300%, 01/23/2034(D)(E)		960	674

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.050%, 01/11/2040		$1,210	$1,230
4.750%, 03/08/2044		10,080	8,548
4.600%, 02/10/2048(E)		200	163
4.500%, 04/22/2029		496	484
4.400%, 02/12/2052(E)		716	558
4.350%, 01/15/2047		228	180
3.771%, 05/24/2061		466	314
3.750%, 01/11/2028		390	374
3.500%, 02/12/2034(E)		2,111	1,790
2.659%, 05/24/2031		3,760	3,138
Nigeria Government International Bond
7.143%, 02/23/2030(D)		240	182
6.500%, 11/28/2027(D)		220	179
Panama Government International Bond
6.853%, 03/28/2054		305	313
4.500%, 04/01/2056		540	401
2.252%, 09/29/2032(E)		620	474
Paraguay Government International Bond
5.400%, 03/30/2050(D)		342	295
3.849%, 06/28/2033(D)		350	307
Peruvian Government International Bond
5.625%, 11/18/2050(E)		600	603
3.600%, 01/15/2072(E)		162	108
3.000%, 01/15/2034(E)		210	171
2.783%, 01/23/2031		300	256
Province of Saskatchewan Canada
3.250%, 06/08/2027		419	407
Republic of Italy Government International Bond
3.875%, 05/06/2051		237	168
Republic of Poland Government International Bond
5.500%, 04/04/2053		563	570
4.875%, 10/04/2033		912	908
Russian Federal Bond - OFZ
8.150%, 02/03/2027(G)	RUB	315,940	203
7.650%, 04/10/2030(G)		63,630	41
7.250%, 05/10/2034(G)		24,200	16
6.900%, 05/23/2029(G)		331,700	214
2.270%, 03/16/2039(G)		162,070	104

Total Sovereign Debt
(Cost $68,185) ($ Thousands)			48,547

LOAN PARTICIPATIONS — 0.7%
Air Canada, Term Loan, 1st Lien
8.369%, 08/11/2028 (B)		$418	416
Ali Group
6.922%, 07/30/2029 (B)(I)		446	439

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.468%, LIBOR + 3.750%, 05/12/2028 (B)	$946	$897
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.135%, 08/17/2028 (B)	558	556
AMWINS Group Inc.
7.413%, 02/19/2028	120	119
APi Group DE, Inc., Initial Term Loan, 1st Lien
7.340%, LIBOR + 2.500%, 10/01/2026 (B)	473	473
Asurion
8.913%, 08/19/2028 (B)	558	516
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 12/23/2026 (B)	327	302
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 07/31/2027 (B)	373	342
Athena Health, Term Loan, 1st Lien
3.500%, 02/15/2029 (B)(I)	151	141
Athena Helath Group, Initial Term Loan
8.259%, 02/15/2029 (B)	1,179	1,102
Avolon TLB Borrower 1 LLC
7.011%, 12/01/2027 (I)	125	125
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
7.218%, LIBOR + 2.750%, 06/07/2028 (B)	572	567
Caesars Entertainment, Term Loan, 1st Lien
7.968%, 02/06/2030 (B)	70	70
Castlelake Avia
7.616%, 10/22/2026 (B)(I)	395	391
Central Parent Inc.
0.000%, 07/06/2029 (B)(I)(J)	1	1
Charter Communications Operating LLC, Lien1
6.368%, 04/30/2025	619	619
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.232%, LIBOR + 2.500%, 02/02/2028 (B)	565	559
DCert Buyer, Inc., Initial Term Loan, 1st Lien
8.696%, LIBOR + 4.000%, 10/16/2026 (B)	814	795
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.648%, LIBOR + 3.750%, 04/09/2027 (B)(I)	791	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Energizer Holdings
7.116%, 12/22/2027	$184	$182
Entain PLC
7.230%, 03/29/2027	117	116
EyeCare Partners, LLC, Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 02/18/2027 (B)	302	245
First Eagle Holdings, Term Loan
7.230%, 02/01/2027	252	244
Focus Financial, Term Loan, 1st Lien
7.868%, 06/30/2028	788	779
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/01/2027 (B)	1,336	1,273
Garda World Security Corp
9.109%, LIBOR + 4.250%, 10/30/2026 (B)	268	264
GFL Environmental
7.718%, 05/28/2027	56	56
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (B)	709	494
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.635%, LIBOR + 2.000%, 11/15/2027 (B)	600	588
Harbor Freight Tools USA, Inc
7.590%, 10/19/2027 (I)	652	630
Hunter Douglas, Term Loan
8.373%, 02/26/2029	369	330
Hunter Douglas, Term Loan, 1st Lien
8.373%, 02/26/2029 (B)	1,004	899
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.000%, 07/03/2028 (B)	603	601
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.000%, 07/03/2028 (B)	150	150
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 05/01/2026 (B)(I)	548	484
KKR Apple Bidco, LLC, Term Loan, 1st Lien
7.385%, 09/22/2028 (B)	410	405
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.580%, LIBOR + 5.000%, 07/27/2028 (B)	1,501	1,232
PCI Gaming Authority, Term B Facility Loan
7.135%, 05/29/2026 (B)	389	388

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/05/2026 (B)	$923	$897
Project Sky, Term Loan, 1st Lien
8.385%, 10/08/2028 (B)	248	236
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.595%, LIBOR + 2.750%, 02/15/2028 (B)	374	200
Scientific Games/Lights & Wonder
7.960%, 04/14/2029 (B)	896	887
Setanta Aircraft
6.730%, 11/05/2028	1,060	1,059
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
7.575%, 12/11/2026 (B)	1,090	1,048
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (B)	778	695
UFC Holdings, Term Loan, 1st Lien
7.570%, 04/29/2026	829	824
United AirLines, Inc., Class B Term Loan, 1st Lien
8.568%, LIBOR + 3.750%, 04/21/2028 (B)	815	808
VFH Parent, Initial Term Loan
7.859%, 01/13/2029 (B)	406	390
Virgin Media Bristol LLC, N Facility, 1st Lien
7.184%, LIBOR + 2.500%, 01/31/2028 (B)(I)	144	141
Zebra Buyer LLC
7.750%, 11/01/2028 (B)	318	316

Total Loan Participations
(Cost $27,530) ($ Thousands)		26,055

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	929
FNMA
1.900%, 01/25/2036	1,343	989
1.520%, 08/21/2035	1,498	1,063
0.500%, 06/17/2025	4,215	3,895
0.000%, 11/15/2030(A)	3,564	2,626
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	669
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,165	875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
0.750%, 05/15/2025	$1,055	$976

Total U.S. Government Agency Obligations
(Cost $13,866) ($ Thousands)		12,022

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	685	527
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	785	609
Regents of the University of California Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	790	540

		1,676

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,052	1,090

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	902

New York — 0.2%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	260	236
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	472
New York City, Ser D, GO
2.223%, 08/01/2035	1,350	1,037
1.823%, 08/01/2030	610	508
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	730
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	610	497

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	$275	$286
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	421
5.289%, 03/15/2033	850	870

		5,057

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	399

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	198
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	793

		991

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	306

Total Municipal Bonds
(Cost $12,107) ($ Thousands)		10,421

	Shares
AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, LP
4.740% **†(K)	41,990,018	42,036

Total Affiliated Partnership
(Cost $41,979) ($ Thousands)		42,036

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	205,130,981	$205,131

Total Cash Equivalent
(Cost $205,131) ($ Thousands)		205,131

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $1,348) ($ Thousands)		730

Total Investments in Securities — 114.2%
(Cost $4,364,675) ($ Thousands)		$4,096,603

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,675) ($ Thousands)		$(1,336)

A list of the exchange traded option contracts held by the Fund at March 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1yr MidCurve Dec23P 95.88	155	$37,151	$95.88	12/16/2023	$80
December 2023, SOFR 1yr MidCurve Dec23P 96	118	28,320	96.00	12/16/2023	71
June 2023, SOFR 1yr MidCurve Jun23P 95.5	1,176	280,770	95.50	6/17/2023	147
May 2023, U.S. 10 Year Future Option	232	26,216	113.00	4/22/2023	58
May 2023, U.S. 5 Year Future Option	351	37,996	108.25	4/22/2023	71

		410,453			427

Call Options		–			–
June 2023, 3 Month SOFR OPT Jun23C 95.5	79	18,862	95.50	6/17/2023	30

SEI Institutional Managed Trust

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
May 2023, U.S. 5 Year Future Option	351	$38,522	$109.75	4/22/2023	$217
May 2023, U.S. 5 Year Future Option	233	25,921	111.25	4/22/2023	56

		83,305			303

Total Purchased Options		$493,758			$730
WRITTEN OPTIONS — (0.0)%
Put Options
June 2024, 3 Month SOFR OPT Jun24P 97.5	(1,176)	$(277,830)	94.50	06/22/2024	$(382)
December 2023, SOFR 1yr MidCurve Dec23P 95.25	(310)	(73,819)	95.25	12/16/2023	(68)
December 2023, SOFR 1yr MidCurve Dec23P 95.38	(236)	(56,271)	95.38	12/16/2023	(62)
June 2023, U.S. 10 Year Future Option	(464)	(51,040)	110.00	05/20/2023	(72)
June 2023, U.S. 5 Year Future Option	(234)	(25,272)	108.00	05/20/2023	(99)

		(484,232)			(683)

Call Options
June 2023, 3 Month SOFR OPT Jun23C 96	(79)	(18,960)	96.00	06/17/2023	(17)
June 2024, 3 Month SOFR OPT Jun24C 97.5	(354)	(86,287)	97.50	06/22/2024	(328)
September 2023, 3 Month SOFR OPT Sep23C 98.75	(164)	(40,488)	98.75	09/16/2023	(12)
June 2023, U.S. 10 Year Future Option	(117)	(13,689)	117.00	05/20/2023	(88)
June 2023, U.S. 5 Year Future Option	(234)	(25,740)	110.00	05/20/2023	(208)

		(185,164)			(653)

Total Written Options		$(669,396)			$(1,336)

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
3 Month SOFR	5	Sep-2023	$1,206	$1,189	$(17)
3 Month SOFR	91	Mar-2026	21,928	22,082	154
90-Day Euro$	95	Jun-2023	23,037	22,510	(527)
Euro-Bobl	37	Jun-2023	4,523	4,739	104
Euro-OAT	75	Jun-2023	10,008	10,612	354
U.S. 2-Year Treasury Note	1,612	Jun-2023	330,730	332,802	2,072
U.S. 5-Year Treasury Note	2,497	Jun-2023	269,654	273,441	3,787
U.S. 10-Year Treasury Note	14	Jun-2023	1,611	1,609	(2)
U.S. 10-Year Treasury Note	65	Jun-2023	7,261	7,470	209
U.S. Long Treasury Bond	30	Jun-2023	3,960	3,935	(25)
U.S. Ultra Long Treasury Bond	444	Jun-2023	62,242	62,659	417
			736,160	743,048	6,526
Short Contracts
3 Month SOFR	(323)	Jun-2025	$(78,416)	$(78,299)	$117
3 Month SOFR	(43)	Mar-2024	(10,315)	(10,288)	27
3 Month SOFR	(413)	Mar-2025	(99,412)	(100,023)	(611)
Euro-Buxl	(4)	Jun-2023	(568)	(612)	(33)
U.S. 2-Year Treasury Note	(17)	Jun-2023	(3,463)	(3,510)	(47)
U.S. 10-Year Treasury Note	(585)	Jun-2023	(67,603)	(67,229)	374
U.S. Long Treasury Bond	(117)	Jun-2023	(14,700)	(15,345)	(645)
Ultra 10-Year U.S. Treasury Note	(379)	Jun-2023	(44,280)	(45,912)	(1,632)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Note	(29)	Jun-2023	$(3,563)	$(3,513)	$50
			(322,320)	(324,731)	(2,400)
			$413,840	$418,317	$4,126

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/18/23	EUR	381	USD	408	$(7)
BNP Paribas	04/18/23	USD	18,656	EUR	17,342	202
BNP Paribas	04/18/23	USD	2,172	EUR	1,994	(4)
Goldman Sachs	04/18/23	CAD	3,200	USD	2,385	20
Goldman Sachs	04/18/23	USD	9,536	AUD	13,772	(307)
Goldman Sachs	04/18/23	EUR	14,532	USD	15,724	(78)
Goldman Sachs	04/18/23	USD	11,275	JPY	1,525,988	226
Goldman Sachs	04/18/23	USD	4,516	JPY	590,593	(65)
Goldman Sachs	04/18/23	IDR	759,546	USD	49	(2)
Goldman Sachs	04/18/23	JPY	300,485	USD	2,266	1
Goldman Sachs	04/18/23	JPY	624,315	USD	4,702	(3)
Morgan Stanley	04/18/23	GBP	462	USD	563	(9)
Morgan Stanley	04/18/23	CAD	3,197	USD	2,380	17
Morgan Stanley	04/18/23	AUD	3,243	USD	2,232	59
Morgan Stanley	04/18/23	EUR	4,344	NOK	46,790	(252)
Morgan Stanley	04/18/23	USD	22,751	CAD	30,529	(185)
Morgan Stanley	04/18/23	CNH	52,111	USD	7,737	137
						$(250)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.113%	SOFR- COMPOUNDING	Annual	08/15/2028	USD	10,788	$1,168	$37	$1,131
.5	SD-SOFR-OIS-COMPOUND	Annual	04/21/2052	USD	5,290	492	9	483
USD-SOFR-OIS COMPOUND	3.15%	Annual	05/15/2048	USD	5,867	(87)	–	(87)
2.62% FIXED	USD-SOFR-OIS COMPOUND	Monthly	02/15/2048	USD	5,315	410	6	404
0.026% FIXED	USD-SOFR-OIS-COMPOUND	Annual	02/15/2048	USD	4,412	356	297	59
2.51% FIXED	USD-SOFR-OIS COMPOUND	Monthly	02/15/2048	USD	4,321	415	28	387
.65	SD-SOFR-OIS-COMPOUND	Annual	08/15/2047	USD	560	136	54	82
.63	USD-SOFR-OIS-COMPOUND	Annual	05/15/2047	USD	7,680	1,878	329	1,549
MORGAN STANLEY CAPITAL SERVICES INC	3% FIXED	Annual	09/20/2053	USD	3,595	(62)	–	(62)
1.52% FIXED	USD-SOFR-COMPOUND 2/15/47	Annual	02/15/2047	USD	5,559	1,456	(62)	1,518
3.15%	SD-SOFR-OIS COMPOUND	Annual	03/18/2032	USD	5,870	554	34	520
USD-SOFR-OIS COMPOUND	3.25% FIXED	Annual	12/31/2029	USD	14,759	44	(102)	146
.4%	USD-SOFR-OIS COMPOUND	Annual	12/31/2029	USD	11,979	139	25	114
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	06/30/2029	USD	18,587	(575)	15	(590)
0.0327% FIXED	USD-SOFR-OIS COMPOUND	Annual	04/30/2029	USD	26,663	54	(249)	303
LE - 2.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	02/15/2029	USD	10,144	252	(18)	270
.22% FIXED	SD-SOFR-OIS-COMPOUND	Annual	08/15/2028	USD	9,318	968	(1)	969

SEI Institutional Managed Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.72875% FIXED	CMENA IR 2/15/47	Annual	02/15/2047	USD	5,240	$1,190	$61	$1,129
BARCLAYS CAPITAL INC	3% FIXED	Annual	09/20/2053	USD	3,472	(60)	–	(60)
						$8,728	$463	$8,265

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006	5.00%	Quarterly	06/20/2028	$9,051	$(142)	$28	$(170)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006	1.00%	Quarterly	06/20/2028	$138,701	$1,576	$1,107	$469

Percentages are based on Net Assets of $3,586,928 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $551,403 ($ Thousands), representing 15.4% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 12).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	No interest rate available.
(K)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $42,036 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,418,597	–	1,418,597
Corporate Obligations	–	1,138,612	–	1,138,612
U.S. Treasury Obligations	–	861,232	–	861,232
Asset-Backed Securities	–	333,220	–	333,220
Sovereign Debt	–	48,547	–	48,547
Loan Participations	–	26,055	–	26,055
U.S. Government Agency Obligations	–	12,022	–	12,022
Municipal Bonds	–	10,421	–	10,421
Affiliated Partnership	–	42,036	–	42,036
Cash Equivalent	205,131	–	–	205,131
Purchased Options	730	–	–	730
Total Investments in Securities	205,861	3,890,742	–	4,096,603

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,336)	–	–	(1,336)
Futures Contracts*
Unrealized Appreciation	7,665	–	–	7,665
Unrealized Depreciation	(3,539)	–	–	(3,539)
Forward Contracts*
Unrealized Appreciation	–	662	–	662
Unrealized Depreciation	–	(912)	–	(912)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	9,064	–	9,064
Unrealized Depreciation	–	(799)	–	(799)
Credit Default Swaps*
Unrealized Appreciation	–	469	–	469
Unrealized Depreciation	–	(170)	–	(170)
Total Other Financial Instruments	2,790	8,314	–	11,104

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Core Fixed Income Fund (Concluded)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023, ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$254,770	$784,316	$(997,112)	$21	$41	$42,036	$13	$—
SEI Daily Income Trust, Government Fund, Institutional Class	113,748	1,435,045	(1,343,662)	—	—	205,131	1,919	—
Totals	$368,518	$2,219,361	$(2,340,774)	$21	$41	$247,167	$1,932	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.6%
Communication Services — 9.0%
Altice France
8.125%, 02/01/2027 (A)	$380	$352
5.500%, 01/15/2028 (A)	220	180
5.500%, 10/15/2029 (A)	2,542	1,944
5.125%, 07/15/2029 (A)	396	298
Altice France Holding
10.500%, 05/15/2027 (A)	4,976	3,807
6.000%, 02/15/2028 (A)	811	517
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	117	74
6.125%, 05/15/2027	420	164
AMC Networks
5.000%, 04/01/2024	837	826
4.250%, 02/15/2029	556	342
ANGI Group
3.875%, 08/15/2028 (A)	1,919	1,458
Audacy Capital
6.750%, 03/31/2029 (A)	3,784	267
6.500%, 05/01/2027 (A)	1,717	124
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	3,305	2,186
Belo
7.250%, 09/15/2027	250	234
CCO Holdings
5.375%, 06/01/2029 (A)	1,433	1,316
5.125%, 05/01/2027 (A)	3,664	3,463
5.000%, 02/01/2028 (A)	3,134	2,891
4.750%, 03/01/2030 (A)	1,470	1,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/01/2032 (A)	$67	$56
4.500%, 08/15/2030 (A)	4,575	3,866
4.500%, 05/01/2032	2,270	1,856
4.250%, 02/01/2031 (A)	4,119	3,368
4.250%, 01/15/2034 (A)	880	688
Charter Communications Operating
4.400%, 12/01/2061	235	161
3.950%, 06/30/2062	420	266
3.900%, 06/01/2052	655	433
3.700%, 04/01/2051	720	461
Cinemark USA
8.750%, 05/01/2025 (A)	160	163
5.250%, 07/15/2028 (A)	135	117
Clear Channel Outdoor Holdings Inc
7.750%, 04/15/2028 (A)	1,135	851
7.500%, 06/01/2029 (A)	524	372
5.125%, 08/15/2027 (A)	1,770	1,589
Comcast
2.987%, 11/01/2063	1,595	1,034
2.937%, 11/01/2056	1,010	672
Connect Finco Sarl
6.750%, 10/01/2026 (A)	575	541
Consolidated Communications
6.500%, 10/01/2028 (A)	2,155	1,562
DISH DBS
7.750%, 07/01/2026	3,135	2,069
7.375%, 07/01/2028	6,019	3,435
5.875%, 11/15/2024	2,592	2,311
5.750%, 12/01/2028 (A)	1,035	772
5.250%, 12/01/2026 (A)	2,180	1,739
5.125%, 06/01/2029	1,730	921
DISH Network
11.750%, 11/15/2027 (A)	2,207	2,141
Embarq
7.995%, 06/01/2036	725	305
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	1,397	1,391
6.750%, 05/01/2029 (A)	269	213
6.000%, 01/15/2030 (A)	968	736
5.875%, 10/15/2027 (A)	206	187
5.875%, 11/01/2029	1,157	882
5.000%, 05/01/2028 (A)	662	574
Gannett Holdings
6.000%, 11/01/2026 (A)	158	133
Gray Escrow II
5.375%, 11/15/2031 (A)	3,400	2,258
Gray Television
7.000%, 05/15/2027 (A)	125	105
4.750%, 10/15/2030 (A)	717	476
iHeartCommunications
8.375%, 05/01/2027	575	418
6.375%, 05/01/2026	399	352

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 08/15/2027 (A)	$290	$237
Iliad Holding SASU
7.000%, 10/15/2028 (A)	180	171
6.500%, 10/15/2026 (A)	1,125	1,072
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,432	1,313
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)	4,165	–
Level 3 Financing
10.500%, 05/15/2030 (A)	2,150	2,064
4.625%, 09/15/2027 (A)	2,596	1,561
4.250%, 07/01/2028 (A)	1,068	603
3.750%, 07/15/2029 (A)	320	171
3.625%, 01/15/2029 (A)	3,080	1,703
Live Nation Entertainment
6.500%, 05/15/2027 (A)	421	426
5.625%, 03/15/2026 (A)	309	299
4.875%, 11/01/2024 (A)	582	570
4.750%, 10/15/2027 (A)	3,005	2,780
Lumen Technologies
5.625%, 04/01/2025	274	229
5.375%, 06/15/2029 (A)	263	128
5.125%, 12/15/2026 (A)	1,176	776
4.500%, 01/15/2029 (A)	110	49
4.000%, 02/15/2027 (A)	2,214	1,461
News
5.125%, 02/15/2032 (A)	140	131
3.875%, 05/15/2029 (A)	174	155
Nexstar Media
5.625%, 07/15/2027 (A)	1,130	1,044
4.750%, 11/01/2028 (A)	1,542	1,371
Sable International Finance
5.750%, 09/07/2027 (A)	854	796
Scripps Escrow
5.875%, 07/15/2027 (A)	130	96
Scripps Escrow II
5.375%, 01/15/2031 (A)	66	45
3.875%, 01/15/2029 (A)	2,325	1,824
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	188
4.125%, 12/01/2030 (A)	2,315	1,866
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	905
5.000%, 08/01/2027 (A)	1,222	1,144
4.125%, 07/01/2030 (A)	1,977	1,616
4.000%, 07/15/2028 (A)	212	182
3.875%, 09/01/2031 (A)	1,570	1,221
SoftBank Group
5.125%, 09/19/2027	527	457
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,645	1,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stagwell Global
5.625%, 08/15/2029 (A)	$348	$305
TEGNA
4.625%, 03/15/2028	1,040	907
Telecom Italia
5.303%, 05/30/2024 (A)	330	323
Telecom Italia Capital
6.000%, 09/30/2034	1,005	862
Telesat Canada
6.500%, 10/15/2027 (A)	3,482	1,079
5.625%, 12/06/2026 (A)	1,865	962
T-Mobile USA
3.500%, 04/15/2031	1,935	1,740
3.375%, 04/15/2029	310	283
TripAdvisor
7.000%, 07/15/2025 (A)	772	774
United States Cellular
6.700%, 12/15/2033	1,214	1,056
Urban One
7.375%, 02/01/2028 (A)	4,835	4,393
Verizon Communications
3.000%, 11/20/2060	465	298
2.987%, 10/30/2056	1,105	719
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,695	1,442
VTR Comunicaciones
5.125%, 01/15/2028 (A)	1,165	720
Windstream Escrow
7.750%, 08/15/2028 (A)	3,060	2,506
WMG Acquisition
3.000%, 02/15/2031 (A)	793	663
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	1,120	681

		111,350

Consumer Discretionary — 17.2%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,360	1,256
4.000%, 10/15/2030 (A)	185	159
3.875%, 01/15/2028 (A)	633	589
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	803	809
Academy
6.000%, 11/15/2027 (A)	1,305	1,273
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	257	265
7.000%, 04/15/2028 (A)	17	17
4.875%, 08/15/2026 (A)	2,395	2,308
ADT Security
4.875%, 07/15/2032 (A)	1,563	1,379
4.125%, 08/01/2029 (A)	271	242

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Adtalem Global Education
5.500%, 03/01/2028 (A)	$888	$842
Altice Financing
5.750%, 08/15/2029 (A)	3,019	2,400
5.000%, 01/15/2028 (A)	3,968	3,227
American Axle & Manufacturing
6.875%, 07/01/2028	388	351
6.500%, 04/01/2027	405	373
6.250%, 03/15/2026	268	257
5.000%, 10/01/2029	177	149
American Greetings
8.750%, 04/15/2025 (A)	650	642
Aramark Services
5.000%, 02/01/2028 (A)	277	262
Asbury Automotive Group
4.625%, 11/15/2029 (A)	976	874
4.500%, 03/01/2028	1,926	1,753
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,562	3,229
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	777	765
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	319
7.500%, 06/15/2029	271	277
6.875%, 11/01/2035	539	486
6.750%, 07/01/2036	2,225	1,989
6.694%, 01/15/2027	81	81
6.625%, 10/01/2030 (A)	1,715	1,672
5.250%, 02/01/2028	1,994	1,904
BCPE Ulysses Intermediate
7.750% PIK, 04/01/2027 (A)	1,246	978
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,370	1,226
Boyne USA
4.750%, 05/15/2029 (A)	168	150
Brinker International
5.000%, 10/01/2024 (A)	422	414
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	537
Caesars Entertainment
8.125%, 07/01/2027 (A)	415	423
7.000%, 02/15/2030 (A)	740	753
6.250%, 07/01/2025 (A)	2,587	2,587
4.625%, 10/15/2029 (A)	538	470
Caesars Resort Collection
5.750%, 07/01/2025 (A)	340	340
Carnival
10.500%, 02/01/2026 (A)	186	194
10.500%, 06/01/2030 (A)	1,510	1,450
9.875%, 08/01/2027 (A)	1,825	1,880

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.625%, 03/01/2026 (A)	$2,184	$1,993
6.000%, 05/01/2029 (A)	74	59
5.750%, 03/01/2027 (A)	5,576	4,574
4.000%, 08/01/2028 (A)	673	579
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	274	295
Carvana
10.250%, 05/01/2030 (A)	54	31
5.875%, 10/01/2028 (A)	228	101
5.625%, 10/01/2025 (A)	486	336
4.875%, 09/01/2029 (A)	757	309
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	434	372
Cedar Fair
5.250%, 07/15/2029	295	275
Century Communities
6.750%, 06/01/2027	444	443
Clarios Global
8.500%, 05/15/2027 (A)	2,175	2,183
6.750%, 05/15/2025 (A)	576	582
6.250%, 05/15/2026 (A)	908	906
CMG Media
8.875%, 12/15/2027 (A)	5,114	3,866
Cooper-Standard Automotive
13.500% PIK, 03/31/2027 (A)	1,517	1,585
5.625% PIK, 05/15/2027 (A)	885	510
CSC Holdings
7.500%, 04/01/2028 (A)	880	561
6.500%, 02/01/2029 (A)	1,925	1,599
5.750%, 01/15/2030 (A)	5,592	2,944
4.625%, 12/01/2030 (A)	1,370	676
4.500%, 11/15/2031 (A)	299	216
3.375%, 02/15/2031 (A)	463	320
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	916	696
Dana
5.625%, 06/15/2028	320	301
5.375%, 11/15/2027	539	503
Dealer Tire
8.000%, 02/01/2028 (A)	625	561
Diamond Sports Group
6.625%, 08/15/2027 (A)(D)	3,243	41
5.375%, 08/15/2026 (A)(D)	6,139	338
DirecTV Financing
5.875%, 08/15/2027 (A)	3,991	3,615
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	3,676	2,480
eG Global Finance
8.500%, 10/30/2025 (A)	520	487
6.750%, 02/07/2025 (A)	4,294	3,974
Empire Resorts
7.750%, 11/01/2026 (A)	3,175	2,615

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	$3,108	$–
Ford Motor
4.750%, 01/15/2043	2,200	1,687
Ford Motor Credit
7.350%, 03/06/2030	450	462
6.950%, 03/06/2026	200	203
5.584%, 03/18/2024	1,320	1,307
5.125%, 06/16/2025	6,111	5,982
5.113%, 05/03/2029	4,855	4,558
4.687%, 06/09/2025	655	630
4.542%, 08/01/2026	730	692
4.271%, 01/09/2027	735	684
4.134%, 08/04/2025	250	238
4.125%, 08/17/2027	1,219	1,117
4.063%, 11/01/2024	1,594	1,539
4.000%, 11/13/2030	1,962	1,667
3.815%, 11/02/2027	685	614
3.810%, 01/09/2024	43	42
3.375%, 11/13/2025	1,200	1,125
3.370%, 11/17/2023	1,320	1,295
2.900%, 02/16/2028	2,285	1,964
2.900%, 02/10/2029	470	389
2.700%, 08/10/2026	200	178
Ford Motor Credit MTN
4.389%, 01/08/2026	415	394
Gap
3.625%, 10/01/2029 (A)	158	113
GCI
4.750%, 10/15/2028 (A)	599	517
Golden Entertainment
7.625%, 04/15/2026 (A)	501	505
Goodyear Tire & Rubber
5.250%, 04/30/2031	192	169
5.250%, 07/15/2031	234	202
5.000%, 07/15/2029	317	283
Hanesbrands
9.000%, 02/15/2031 (A)	87	89
Hertz (Escrow Security)
7.125%, 08/01/2026	465	40
6.000%, 01/15/2028	450	38
5.500%, 10/15/2024	559	20
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	246
4.875%, 01/15/2030	50	48
4.000%, 05/01/2031 (A)	2,140	1,874
3.750%, 05/01/2029 (A)	2,159	1,932
3.625%, 02/15/2032 (A)	1,566	1,321
Hilton Worldwide Finance
4.875%, 04/01/2027	175	173
International Game Technology
6.250%, 01/15/2027 (A)	1,225	1,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/15/2026 (A)	$1,400	$1,351
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,270	1,983
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,350	1,845
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	236
LBM Acquisition
6.250%, 01/15/2029 (A)	2,005	1,534
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	2,720	2,276
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,997	1,886
Liberty Interactive
8.250%, 02/01/2030	4,140	1,021
Life Time
5.750%, 01/15/2026 (A)	1,800	1,749
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,431	941
Lithia Motors
4.375%, 01/15/2031 (A)	1,041	897
3.875%, 06/01/2029 (A)	341	295
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	3,078	2,279
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	261	222
Mattamy Group
4.625%, 03/01/2030 (A)	713	620
Mattel
3.375%, 04/01/2026 (A)	1,570	1,478
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,510	2,184
MGM Resorts International
6.750%, 05/01/2025	315	317
5.750%, 06/15/2025	674	672
4.750%, 10/15/2028	670	624
Michaels
7.875%, 05/01/2029 (A)	2,240	1,568
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	500
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,067
Millennium Escrow
6.625%, 08/01/2026 (A)	1,420	923
National CineMedia
5.875%, 04/15/2028 (A)(D)	150	43
NCL
8.375%, 02/01/2028 (A)	61	61
5.875%, 03/15/2026 (A)	890	757
5.875%, 02/15/2027 (A)	1,235	1,152
NCL Finance
6.125%, 03/15/2028 (A)	846	685

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)(D)	$1,582	$397
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	245
Newell Brands
6.625%, 09/15/2029	50	50
6.375%, 09/15/2027	50	50
Nissan Motor
4.345%, 09/17/2027 (A)	1,687	1,592
Nissan Motor Acceptance
2.000%, 03/09/2026 (A)	1,390	1,232
Nordstrom
4.375%, 04/01/2030	9	7
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,340	1,554
PetSmart
7.750%, 02/15/2029 (A)	1,085	1,065
4.750%, 02/15/2028 (A)	1,335	1,253
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	246
PM General Purchaser
9.500%, 10/01/2028 (A)	383	351
QVC
4.850%, 04/01/2024	283	226
4.750%, 02/15/2027	380	160
4.375%, 09/01/2028	873	354
Radiate Holdco
6.500%, 09/15/2028 (A)	3,005	1,232
4.500%, 09/15/2026 (A)	1,155	904
Raptor Acquisition
4.875%, 11/01/2026 (A)	233	217
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	3,341	3,588
11.500%, 06/01/2025 (A)	272	290
9.250%, 01/15/2029 (A)	225	239
8.250%, 01/15/2029 (A)	225	235
7.250%, 01/15/2030 (A)	165	166
5.500%, 08/31/2026 (A)	1,370	1,282
5.500%, 04/01/2028 (A)	585	516
Service International
7.500%, 04/01/2027	640	662
4.000%, 05/15/2031	14	12
3.375%, 08/15/2030	61	52
Shea Homes
4.750%, 02/15/2028	711	635
4.750%, 04/01/2029	825	720
Six Flags Entertainment
5.500%, 04/15/2027 (A)	235	228
4.875%, 07/31/2024 (A)	2,882	2,839
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	336	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sonic Automotive
4.625%, 11/15/2029 (A)	$239	$200
Sotheby's
5.875%, 06/01/2029 (A)	460	381
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,628	2,415
SRS Distribution
6.125%, 07/01/2029 (A)	969	818
6.000%, 12/01/2029 (A)	1,166	963
4.625%, 07/01/2028 (A)	327	290
Staples
10.750%, 04/15/2027 (A)	1,223	887
7.500%, 04/15/2026 (A)	2,438	2,136
Station Casinos
4.500%, 02/15/2028 (A)	2,001	1,806
StoneMor
8.500%, 05/15/2029 (A)	2,030	1,561
Studio City
7.000%, 02/15/2027 (A)	475	448
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	1,846
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	1,275	1,218
Superior Plus
4.500%, 03/15/2029 (A)	202	180
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,392
Tempur Sealy International
4.000%, 04/15/2029 (A)	525	462
3.875%, 10/15/2031 (A)	1,351	1,128
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,171
Univision Communications
7.375%, 06/30/2030 (A)	211	199
6.625%, 06/01/2027 (A)	40	38
4.500%, 05/01/2029 (A)	1,668	1,401
Vail Resorts
6.250%, 05/15/2025 (A)	437	438
Victoria's Secret
4.625%, 07/15/2029 (A)	1,891	1,532
Viking Cruises
5.875%, 09/15/2027 (A)	2,336	2,011
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	407
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	290	270
4.500%, 08/15/2030 (A)	480	413
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,212	1,966
Vista Outdoor
4.500%, 03/15/2029 (A)	408	329

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	$1,305	$1,065
Wheel Pros
6.500%, 05/15/2029 (A)	2,530	1,138
White Capital Buyer
6.875%, 10/15/2028 (A)	105	91
White Capital Parent
8.250% PIK, 03/15/2026 (A)	2,275	2,069
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,701	1,382
WW International
4.500%, 04/15/2029 (A)	1,840	989
Wynn Las Vegas
5.500%, 03/01/2025 (A)	720	706
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	379	344
Yum! Brands
6.875%, 11/15/2037	1,065	1,125
5.375%, 04/01/2032	325	315
4.625%, 01/31/2032	217	202
3.625%, 03/15/2031	2,574	2,260

		213,149

Consumer Staples — 2.8%
Albertsons
5.875%, 02/15/2028 (A)	125	124
4.875%, 02/15/2030 (A)	60	56
4.625%, 01/15/2027 (A)	835	807
3.500%, 03/15/2029 (A)	448	390
3.250%, 03/15/2026 (A)	196	184
B&G Foods
5.250%, 04/01/2025	552	514
Central Garden & Pet
5.125%, 02/01/2028	350	337
4.125%, 10/15/2030	242	214
4.125%, 04/30/2031 (A)	168	145
Chobani
7.500%, 04/15/2025 (A)	3,498	3,411
4.625%, 11/15/2028 (A)	1,118	1,019
Coca-Cola
2.500%, 06/01/2040	880	675
Coty
5.000%, 04/15/2026 (A)	1,138	1,098
4.750%, 01/15/2029 (A)	2,085	1,947
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	292
4.125%, 04/01/2029 (A)	117	102
Energizer Holdings
6.500%, 12/31/2027 (A)	133	129
4.750%, 06/15/2028 (A)	469	422
4.375%, 03/31/2029 (A)	622	547

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
High Ridge Brands Co. (Escrow Security)
9.772%, 03/15/2025	$445	$8
HLF Financing Sarl
4.875%, 06/01/2029 (A)	2,345	1,782
JBS USA LUX
5.500%, 01/15/2030 (A)	2,468	2,356
Lamb Weston Holdings
4.375%, 01/31/2032 (A)	63	57
4.125%, 01/31/2030 (A)	1,193	1,092
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,523	3,200
New Albertsons
8.700%, 05/01/2030	955	1,003
8.000%, 05/01/2031	1,540	1,569
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	355	347
4.250%, 08/01/2029 (A)	460	413
Pilgrim's Pride
3.500%, 03/01/2032	835	680
Post Holdings
5.750%, 03/01/2027 (A)	15	15
5.625%, 01/15/2028 (A)	489	479
5.500%, 12/15/2029 (A)	282	266
4.625%, 04/15/2030 (A)	83	74
Rite Aid
8.000%, 11/15/2026 (A)	832	397
7.500%, 07/01/2025 (A)	646	381
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,282	2,601
Simmons Foods
4.625%, 03/01/2029 (A)	885	719
Spectrum Brands
5.500%, 07/15/2030 (A)	617	543
5.000%, 10/01/2029 (A)	100	87
3.875%, 03/15/2031 (A)	93	76
Triton Water Holdings
6.250%, 04/01/2029 (A)	3,094	2,457
US Foods
4.625%, 06/01/2030 (A)	230	207
Vector Group
5.750%, 02/01/2029 (A)	1,265	1,126

		34,398

Energy — 10.6%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,193
Antero Midstream Partners
7.875%, 05/15/2026 (A)	318	324
5.750%, 03/01/2027 (A)	50	49
5.750%, 01/15/2028 (A)	290	278
5.375%, 06/15/2029 (A)	707	665

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Antero Resources
8.375%, 07/15/2026 (A)	$260	$271
7.625%, 02/01/2029 (A)	742	759
5.375%, 03/01/2030 (A)	1,081	1,006
Apache
5.100%, 09/01/2040	2,729	2,313
Archrock Partners
6.250%, 04/01/2028 (A)	1,068	1,025
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	1,578	1,526
7.000%, 11/01/2026 (A)	911	881
5.875%, 06/30/2029 (A)	1,407	1,242
Baytex Energy
8.750%, 04/01/2027 (A)	325	333
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,721	2,694
Buckeye Partners
4.500%, 03/01/2028 (A)	400	361
4.125%, 03/01/2025 (A)	230	218
4.125%, 12/01/2027	135	118
California Resources
7.125%, 02/01/2026 (A)	374	379
Cheniere Energy
4.625%, 10/15/2028	550	523
Cheniere Energy Partners
4.500%, 10/01/2029	3,457	3,212
4.000%, 03/01/2031	389	346
3.250%, 01/31/2032	393	325
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(C)	3,650	68
Chesapeake Energy Corp
6.750%, 04/15/2029 (A)	1,149	1,141
Chord Energy Corp
6.375%, 06/01/2026 (A)	264	261
Citgo Holding
9.250%, 08/01/2024 (A)	3,016	3,022
CITGO Petroleum
6.375%, 06/15/2026 (A)	525	512
CNX Midstream Partners
4.750%, 04/15/2030 (A)	54	46
CNX Resources
7.375%, 01/15/2031 (A)	147	145
Comstock Resources
6.750%, 03/01/2029 (A)	3,826	3,501
5.875%, 01/15/2030 (A)	157	135
CQP Holdco
5.500%, 06/15/2031 (A)	906	814
Crescent Energy Finance
9.250%, 02/15/2028 (A)	232	222
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	698	712
7.375%, 02/01/2031 (A)	1,167	1,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$811	$793
DT Midstream
4.375%, 06/15/2031 (A)	103	90
4.125%, 06/15/2029 (A)	1,629	1,428
Earthstone Energy Holdings
8.000%, 04/15/2027 (A)	1,305	1,266
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,269	1,985
Energy Transfer
5.500%, 06/01/2027	1,564	1,557
EnLink Midstream
6.500%, 09/01/2030 (A)	93	94
5.375%, 06/01/2029	4,626	4,453
EnLink Midstream Partners
4.850%, 07/15/2026	190	183
Enviva Partners
6.500%, 01/15/2026 (A)	4,475	4,072
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	171
7.500%, 06/01/2030 (A)	134	130
6.500%, 07/01/2027 (A)	712	690
6.500%, 07/15/2048	2,980	2,303
6.000%, 07/01/2025 (A)	276	273
4.750%, 01/15/2031 (A)	934	775
4.500%, 01/15/2029 (A)	1,624	1,380
Genesis Energy
8.875%, 04/15/2030	357	361
8.000%, 01/15/2027	1,187	1,174
7.750%, 02/01/2028	1,753	1,700
6.500%, 10/01/2025	20	19
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	2,335	2,312
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (B)	183	–
6.375%, 01/15/2026	585	–
6.000%, 10/15/2024	215	–
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,300	1,296
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	322
5.500%, 10/15/2030 (A)	415	386
4.250%, 02/15/2030 (A)	1,777	1,587
Hilcorp Energy I
6.250%, 11/01/2028 (A)	10	9
6.250%, 04/15/2032 (A)	85	79
6.000%, 04/15/2030 (A)	101	93
Holly Energy Partners
6.375%, 04/15/2027 (A)	160	158
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	3,205	3,022

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITT Holdings
6.500%, 08/01/2029 (A)	$2,575	$2,174
Kinetik Holdings
5.875%, 06/15/2030 (A)	129	124
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	36	34
7.500%, 01/15/2026 (A)	2,742	2,543
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,045
Nabors Industries
7.250%, 01/15/2026 (A)	93	89
5.750%, 02/01/2025	325	315
New Fortress Energy
6.750%, 09/15/2025 (A)	1,403	1,350
6.500%, 09/30/2026 (A)	2,411	2,218
NGL Energy Operating
7.500%, 02/01/2026 (A)	2,146	2,071
NGL Energy Partners
7.500%, 04/15/2026	1,755	1,518
6.125%, 03/01/2025	3,712	3,331
Northern Oil and Gas
8.125%, 03/01/2028 (A)	2,099	2,082
NuStar Logistics
6.375%, 10/01/2030	685	657
6.000%, 06/01/2026	255	250
5.750%, 10/01/2025	114	111
5.625%, 04/28/2027	115	109
Occidental Petroleum
8.875%, 07/15/2030	338	393
8.500%, 07/15/2027	293	322
6.625%, 09/01/2030	150	158
6.375%, 09/01/2028	150	155
6.125%, 01/01/2031	3,235	3,356
4.625%, 06/15/2045	1,110	889
Patterson-UTI Energy
5.150%, 11/15/2029	625	575
3.950%, 02/01/2028	514	456
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,645	1,558
Precision Drilling
7.125%, 01/15/2026 (A)	300	293
6.875%, 01/15/2029 (A)	66	60
Range Resources
8.250%, 01/15/2029	402	424
4.875%, 05/15/2025	280	274
Rockcliff Energy II
5.500%, 10/15/2029 (A)	3,750	3,323
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
SM Energy
6.750%, 09/15/2026	514	504
6.625%, 01/15/2027	73	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 07/15/2028	$113	$108
5.625%, 06/01/2025	295	286
Southwestern Energy
5.375%, 03/15/2030	993	934
4.750%, 02/01/2032	772	682
Strathcona Resources
6.875%, 08/01/2026 (A)	3,010	2,393
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	176	169
5.750%, 04/15/2025	1,540	1,283
Sunoco
5.875%, 03/15/2028	1,585	1,522
4.500%, 05/15/2029	1,243	1,141
4.500%, 04/30/2030	1,342	1,214
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	381
6.000%, 03/01/2027 (A)	270	256
6.000%, 12/31/2030 (A)	4,060	3,629
6.000%, 09/01/2031 (A)	722	638
5.500%, 01/15/2028 (A)	70	64
Targa Resources Partners
6.875%, 01/15/2029	192	196
6.500%, 07/15/2027	523	533
4.875%, 02/01/2031	250	234
4.000%, 01/15/2032	167	146
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,957	2,809
4.750%, 01/15/2030 (A)	375	336
Transocean
11.500%, 01/30/2027 (A)	2,140	2,210
8.750%, 02/15/2030 (A)	87	89
8.000%, 02/01/2027 (A)	1,425	1,281
7.500%, 04/15/2031	790	600
7.250%, 11/01/2025 (A)	772	730
6.800%, 03/15/2038	492	341
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	60
USA Compression Partners
6.875%, 09/01/2027	220	210
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	540	474
3.875%, 08/15/2029 (A)	255	230
3.875%, 11/01/2033 (A)	3,079	2,586
Weatherford International
8.625%, 04/30/2030 (A)	1,657	1,695
Western Midstream Operating
5.500%, 02/01/2050	2,924	2,481
4.300%, 02/01/2030	3,066	2,791

		133,511

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 7.1%
Acrisure
10.125%, 08/01/2026 (A)	$1,211	$1,204
4.250%, 02/15/2029 (A)	1,702	1,451
Advisor Group Holdings
10.750%, 08/01/2027 (A)	1,515	1,538
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,088
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	419	422
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,623	1,505
5.875%, 11/01/2029 (A)	1,445	1,219
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	798	561
Armor Holdco
8.500%, 11/15/2029 (A)	1,735	1,410
AssuredPartners
5.625%, 01/15/2029 (A)	750	648
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	556	437
Blackstone Private Credit Fund
7.050%, 09/29/2025 (A)	772	761
2.625%, 12/15/2026	3,105	2,607
Block
3.500%, 06/01/2031	291	239
Bread Financial Holdings
4.750%, 12/15/2024 (A)	840	751
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,190	1,852
Coinbase Global
3.625%, 10/01/2031 (A)	80	45
3.375%, 10/01/2028 (A)	647	399
CPI CG
8.625%, 03/15/2026 (A)	1,328	1,315
Finance of America Funding
7.875%, 11/15/2025 (A)	4,222	3,008
FirstCash
5.625%, 01/01/2030 (A)	2,135	1,970
Freedom Mortgage
8.250%, 04/15/2025 (A)	1,802	1,665
7.625%, 05/01/2026 (A)	1,235	992
6.625%, 01/15/2027 (A)	355	273
HAT Holdings I
6.000%, 04/15/2025 (A)	957	919
3.750%, 09/15/2030 (A)	910	687
3.375%, 06/15/2026 (A)	577	501
Home Point Capital
5.000%, 02/01/2026 (A)	2,185	1,639

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(F)(G)	$783	$585
HUB International
5.625%, 12/01/2029 (A)	1,010	880
Hunt
5.250%, 04/15/2029 (A)	953	745
Jane Street Group
4.500%, 11/15/2029 (A)	2,099	1,879
JPMorgan Chase
5.000%, TSFR3M + 3.380%(F)(G)	856	822
4.600%, TSFR3M + 3.125%(F)(G)	556	517
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	210	185
4.750%, 06/15/2029 (A)	1,921	1,389
4.250%, 02/01/2027 (A)	3,501	2,766
LD Holdings Group
6.500%, 11/01/2025 (A)	1,250	788
6.125%, 04/01/2028 (A)	2,265	1,057
Lloyds Banking Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(F)(G)	200	189
LPL Holdings
4.625%, 11/15/2027 (A)	1,542	1,457
4.375%, 05/15/2031 (A)	325	287
4.000%, 03/15/2029 (A)	130	117
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,300	1,957
5.625%, 01/15/2030 (A)	1,666	1,316
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	298
5.500%, 09/01/2028 (A)	414	329
MSCI
4.000%, 11/15/2029 (A)	1,902	1,735
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	903	819
5.750%, 11/15/2031 (A)	270	209
5.500%, 08/15/2028 (A)	1,487	1,275
5.125%, 12/15/2030 (A)	138	106
Navient
5.000%, 03/15/2027	691	609
OneMain Finance
7.125%, 03/15/2026	1,125	1,081
6.625%, 01/15/2028	257	236
5.375%, 11/15/2029	2,232	1,878
4.000%, 09/15/2030	2,077	1,558
3.875%, 09/15/2028	253	201
3.500%, 01/15/2027	440	369
Owl Rock Capital
3.400%, 07/15/2026	1,587	1,401

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paysafe Finance
4.000%, 06/15/2029 (A)	$1,895	$1,473
PennyMac Financial Services
5.750%, 09/15/2031 (A)	425	337
5.375%, 10/15/2025 (A)	561	524
4.250%, 02/15/2029 (A)	4,863	3,870
PRA Group
5.000%, 10/01/2029 (A)	1,882	1,574
Rithm Capital
6.250%, 10/15/2025 (A)	1,832	1,635
Rocket Mortgage
4.000%, 10/15/2033 (A)	1,902	1,510
3.625%, 03/01/2029 (A)	2,328	1,999
2.875%, 10/15/2026 (A)	180	161
Sabre GLBL
11.250%, 12/15/2027 (A)	1,460	1,361
9.250%, 04/15/2025 (A)	348	328
Science Applications International
4.875%, 04/01/2028 (A)	1,172	1,091
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(F)(G)	1,388	1,317
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	563	501
5.500%, 11/15/2025 (A)	309	292
5.500%, 04/15/2029 (A)	205	171
Verscend Escrow
9.750%, 08/15/2026 (A)	782	782
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	7,892	7,033
WeWork
7.875%, 05/01/2025 (A)	3,100	1,713

		87,818

Health Care — 5.8%
1375209 BC Ltd
9.000%, 01/30/2028 (A)	1,408	1,396
180 Medical Inc
3.875%, 10/15/2029 (A)	200	177
Acadia Healthcare
5.500%, 07/01/2028 (A)	441	427
5.000%, 04/15/2029 (A)	1,006	946
AHP Health Partners
5.750%, 07/15/2029 (A)	251	211
Air Methods
8.000%, 05/15/2025 (A)	4,620	277
Akumin
7.000%, 11/01/2025 (A)	3,430	2,701
Akumin Escrow
7.500%, 08/01/2028 (A)	1,205	843
APX Group
5.750%, 07/15/2029 (A)	643	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AthenaHealth Group
6.500%, 02/15/2030 (A)	$2,651	$2,150
Avantor Funding
4.625%, 07/15/2028 (A)	574	544
3.875%, 11/01/2029 (A)	2,166	1,939
Bausch Health
14.000%, 10/15/2030 (A)	536	302
11.000%, 09/30/2028 (A)	1,607	1,182
9.000%, 12/15/2025 (A)	1,765	1,405
5.750%, 08/15/2027 (A)	220	137
5.500%, 11/01/2025 (A)	980	806
5.250%, 01/30/2030 (A)	3,780	1,411
5.250%, 02/15/2031 (A)	193	75
5.000%, 01/30/2028 (A)	215	82
5.000%, 02/15/2029 (A)	445	174
4.875%, 06/01/2028 (A)	485	286
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	285
8.500%, 01/31/2027 (A)	444	203
Bristol-Myers Squibb
2.550%, 11/13/2050	1,410	943
Centene
4.625%, 12/15/2029	832	782
3.375%, 02/15/2030	455	397
2.625%, 08/01/2031	2,250	1,823
2.500%, 03/01/2031	275	223
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,015	888
3.750%, 03/15/2029 (A)	385	342
CHS
8.000%, 03/15/2026 (A)	1,563	1,511
6.875%, 04/01/2028 (A)	1,200	744
6.875%, 04/15/2029 (A)	855	529
6.125%, 04/01/2030 (A)	319	192
6.000%, 01/15/2029 (A)	250	211
5.625%, 03/15/2027 (A)	1,706	1,498
5.250%, 05/15/2030 (A)	1,077	845
4.750%, 02/15/2031 (A)	240	177
DaVita
4.625%, 06/01/2030 (A)	520	444
3.750%, 02/15/2031 (A)	583	460
Elanco Animal Health
6.650%, 08/28/2028	220	208
Embecta
6.750%, 02/15/2030 (A)	335	305
5.000%, 02/15/2030 (A)	940	808
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	150
Encompass Health
4.750%, 02/01/2030	1,521	1,383
4.625%, 04/01/2031	250	218
4.500%, 02/01/2028	425	396

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo DAC
9.500%, 07/31/2027 (A)(D)	$1,406	$107
6.000%, 06/30/2028 (A)(D)	1,302	98
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(D)	1,035	766
Envision Healthcare
8.750%, 10/15/2026 (A)	1,825	344
Global Medical Response
6.500%, 10/01/2025 (A)	3,320	2,424
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	1,472	1,207
HCA
5.875%, 02/15/2026	1,049	1,065
3.500%, 09/01/2030	1,676	1,493
Hologic
3.250%, 02/15/2029 (A)	258	230
IQVIA
5.000%, 10/15/2026 (A)	605	591
Lannett
7.750%, 04/15/2026 (A)	3,385	558
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	2,916	2,385
LifePoint Health
5.375%, 01/15/2029 (A)	1,166	713
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	575	470
10.000%, 06/15/2029 (A)	236	129
Medline Borrower
5.250%, 10/01/2029 (A)	352	305
3.875%, 04/01/2029 (A)	4,306	3,735
Molina Healthcare
4.375%, 06/15/2028 (A)	1,966	1,829
Organon
5.125%, 04/30/2031 (A)	2,656	2,358
4.125%, 04/30/2028 (A)	906	828
Owens & Minor
6.625%, 04/01/2030 (A)	115	99
4.500%, 03/31/2029 (A)	467	364
Par Pharmaceutical
7.500%, 04/01/2027 (A)(D)	1,353	1,007
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,299	2,081
Radiology Partners
9.250%, 02/01/2028 (A)	974	538
RP Escrow Issuer
5.250%, 12/15/2025 (A)	3,336	2,527
Syneos Health
3.625%, 01/15/2029 (A)	1,852	1,522
Tenet Healthcare
6.250%, 02/01/2027	563	554
6.125%, 06/15/2030 (A)	1,191	1,175
5.125%, 11/01/2027	663	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 01/01/2026	$3,511	$3,442
4.625%, 06/15/2028	2,434	2,245
4.375%, 01/15/2030	225	202
US Acute Care Solutions
6.375%, 03/01/2026 (A)	762	678
US Renal Care
10.625%, 07/15/2027 (A)	2,010	526

		73,242

Industrials — 8.1%
ACCO Brands
4.250%, 03/15/2029 (A)	545	470
Air Canada
3.875%, 08/15/2026 (A)	1,084	984
Allegiant Travel
7.250%, 08/15/2027 (A)	858	854
Allied Universal Holdco
6.625%, 07/15/2026 (A)	1,471	1,414
4.625%, 06/01/2028 (A)	400	337
Allison Transmission
5.875%, 06/01/2029 (A)	210	204
4.750%, 10/01/2027 (A)	545	515
3.750%, 01/30/2031 (A)	1,485	1,267
American Airlines
5.750%, 04/20/2029 (A)	5,151	4,941
5.500%, 04/20/2026 (A)	2,492	2,452
American Airlines Group
3.750%, 03/01/2025 (A)	1,988	1,824
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,046	952
APi Group DE
4.750%, 10/15/2029 (A)	1,113	979
4.125%, 07/15/2029 (A)	214	184
ATS Corp
4.125%, 12/15/2028 (A)	270	239
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,450
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	315	301
5.375%, 03/01/2029 (A)	553	513
Bombardier
7.875%, 04/15/2027 (A)	2,736	2,770
7.500%, 03/15/2025 (A)	175	175
7.500%, 02/01/2029 (A)	853	871
Builders FirstSource
6.375%, 06/15/2032 (A)	236	237
4.250%, 02/01/2032 (A)	1,473	1,284
BWX Technologies
4.125%, 06/30/2028 (A)	762	686
4.125%, 04/15/2029 (A)	969	859
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,750	1,620

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chart Industries
9.500%, 01/01/2031 (A)	$1,117	$1,178
7.500%, 01/01/2030 (A)	119	123
Clean Harbors
6.375%, 02/01/2031 (A)	569	581
Conduent Business Services
6.000%, 11/01/2029 (A)	310	244
CoreCivic
8.250%, 04/15/2026	267	269
CoreLogic
4.500%, 05/01/2028 (A)	2,655	2,014
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,400	1,782
Delta Air Lines
4.750%, 10/20/2028 (A)	399	385
4.375%, 04/19/2028	406	377
Deluxe
8.000%, 06/01/2029 (A)	2,480	1,813
Dycom Industries
4.500%, 04/15/2029 (A)	333	301
EnerSys
4.375%, 12/15/2027 (A)	559	518
EnPro Industries
5.750%, 10/15/2026	232	226
First Student Bidco
4.000%, 07/31/2029 (A)	15	13
Garda World Security
9.500%, 11/01/2027 (A)	310	294
6.000%, 06/01/2029 (A)	242	192
GFL Environmental
5.125%, 12/15/2026 (A)	335	328
4.375%, 08/15/2029 (A)	1,264	1,132
4.000%, 08/01/2028 (A)	669	608
3.500%, 09/01/2028 (A)	3,013	2,727
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	151
5.625%, 06/01/2029 (A)	332	274
GrafTech Finance
4.625%, 12/15/2028 (A)	2,410	2,010
Griffon
5.750%, 03/01/2028	500	464
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,960	1,718
Harsco
5.750%, 07/31/2027 (A)	465	365
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,846	1,753
Hertz
5.000%, 12/01/2029 (A)	573	475
4.625%, 12/01/2026 (A)	888	804
Icahn Enterprises
4.375%, 02/01/2029	523	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IEA Energy Services
6.625%, 08/15/2029 (A)	$1,225	$1,167
JELD-WEN
6.250%, 05/15/2025 (A)	235	234
4.875%, 12/15/2027 (A)	225	191
4.625%, 12/15/2025 (A)	470	436
Korn Ferry
4.625%, 12/15/2027 (A)	2,022	1,911
Madison IAQ
5.875%, 06/30/2029 (A)	493	381
4.125%, 06/30/2028 (A)	170	147
Masonite International
5.375%, 02/01/2028 (A)	298	285
MasTec
4.500%, 08/15/2028 (A)	433	400
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	2,138	2,131
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	187
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	5,936	–
PGT Innovations
4.375%, 10/01/2029 (A)	133	120
Pitney Bowes
7.250%, 03/15/2029 (A)	1,315	981
6.875%, 03/15/2027 (A)	200	158
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,180
3.375%, 08/31/2027 (A)	679	609
Raytheon Technologies
3.030%, 03/15/2052	595	431
2.820%, 09/01/2051	970	673
Regal Rexnord
6.400%, 04/15/2033 (A)	178	178
6.300%, 02/15/2030 (A)	127	128
6.050%, 02/15/2026 (A)	147	148
6.050%, 04/15/2028 (A)	300	300
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	859	900
6.750%, 03/15/2028 (A)	2,730	2,811
Rolls-Royce
3.625%, 10/14/2025 (A)	851	806
Sensata Technologies
4.000%, 04/15/2029 (A)	816	737
3.750%, 02/15/2031 (A)	109	95
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,045
Spirit AeroSystems
9.375%, 11/30/2029 (A)	170	186
7.500%, 04/15/2025 (A)	1,114	1,114
4.600%, 06/15/2028	2,030	1,720

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SS&C Technologies
5.500%, 09/30/2027 (A)	$602	$584
Standard Industries
5.000%, 02/15/2027 (A)	870	826
4.750%, 01/15/2028 (A)	768	717
4.375%, 07/15/2030 (A)	1,558	1,355
3.375%, 01/15/2031 (A)	88	71
Stericycle
3.875%, 01/15/2029 (A)	284	248
Team Health Holdings
6.375%, 02/01/2025 (A)	3,442	2,071
Terex
5.000%, 05/15/2029 (A)	335	312
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,461
TransDigm
6.750%, 08/15/2028 (A)	668	675
6.250%, 03/15/2026 (A)	3,100	3,103
5.500%, 11/15/2027	1,982	1,869
Triumph Group
9.000%, 03/15/2028 (A)	108	108
7.750%, 08/15/2025	280	257
Tutor Perini
6.875%, 05/01/2025 (A)	5,227	3,685
Uber Technologies
8.000%, 11/01/2026 (A)	1,029	1,055
7.500%, 09/15/2027 (A)	135	139
4.500%, 08/15/2029 (A)	244	222
United Airlines
4.625%, 04/15/2029 (A)	1,384	1,252
4.375%, 04/15/2026 (A)	2,052	1,963
United Rentals North America
6.000%, 12/15/2029 (A)	1,173	1,189
5.250%, 01/15/2030	1,650	1,588
4.875%, 01/15/2028	350	335
US Airways Pass Through Trust
3.950%, 11/15/2025	409	382
Vertiv Group
4.125%, 11/15/2028 (A)	820	724
Wabash National
4.500%, 10/15/2028 (A)	240	208
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)	100	8
9.000%, 11/15/2026 (A)	599	48
WESCO Distribution
7.250%, 06/15/2028 (A)	468	481
7.125%, 06/15/2025 (A)	356	362
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	463

		101,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 4.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	$394	$390
Ahead DB Holdings
6.625%, 05/01/2028 (A)	2,415	2,000
ams-OSRAM
7.000%, 07/31/2025 (A)	1,617	1,517
Apple
2.650%, 05/11/2050	2,300	1,621
2.375%, 02/08/2041	435	326
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,391
4.250%, 06/01/2028 (A)	213	178
Avaya
6.125%, 09/15/2028 (A)(D)	5,184	493
Black Knight InfoServ
3.625%, 09/01/2028 (A)	196	178
Castle US Holding
9.500%, 02/15/2028 (A)	1,205	490
CDW
4.250%, 04/01/2028	370	345
3.250%, 02/15/2029	171	150
Ciena
4.000%, 01/31/2030 (A)	1,085	944
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	166
3.875%, 07/01/2028 (A)	164	146
Coherent
5.000%, 12/15/2029 (A)	3,873	3,516
CommScope
8.250%, 03/01/2027 (A)	6,425	5,263
7.125%, 07/01/2028 (A)	1,635	1,206
6.000%, 03/01/2026 (A)	805	777
4.750%, 09/01/2029 (A)	384	320
CommScope Technologies
6.000%, 06/15/2025 (A)	3,262	3,072
5.000%, 03/15/2027 (A)	200	146
Crowdstrike Holdings
3.000%, 02/15/2029	926	808
Elastic
4.125%, 07/15/2029 (A)	1,054	900
Entegris
4.375%, 04/15/2028 (A)	182	164
3.625%, 05/01/2029 (A)	2,779	2,399
Entegris Escrow
5.950%, 06/15/2030 (A)	50	49
4.750%, 04/15/2029 (A)	2,837	2,682
Gartner
3.625%, 06/15/2029 (A)	184	164
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,136	1,105
3.500%, 03/01/2029 (A)	920	795

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Imola Merger
4.750%, 05/15/2029 (A)	$816	$730
Intel
3.200%, 08/12/2061	490	324
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	2,145	1,713
McAfee
7.375%, 02/15/2030 (A)	643	539
NCR
6.125%, 09/01/2029 (A)	305	301
5.750%, 09/01/2027 (A)	455	447
5.125%, 04/15/2029 (A)	318	275
5.000%, 10/01/2028 (A)	147	129
Northwest Fiber
4.750%, 04/30/2027 (A)	530	453
ON Semiconductor
3.875%, 09/01/2028 (A)	471	424
Open Text Holdings
4.125%, 02/15/2030 (A)	1,792	1,537
Presidio Holdings
4.875%, 02/01/2027 (A)	260	249
Seagate HDD Cayman
5.750%, 12/01/2034	1,099	1,003
3.375%, 07/15/2031	829	616
Sprint
7.625%, 02/15/2025	1,898	1,968
Sprint Capital
8.750%, 03/15/2032	2,378	2,895
Synaptics
4.000%, 06/15/2029 (A)	1,610	1,386
Veritas US
7.500%, 09/01/2025 (A)	2,235	1,682
ViaSat
6.500%, 07/15/2028 (A)	2,175	1,607
5.625%, 09/15/2025 (A)	1,413	1,340
Virtusa
7.125%, 12/15/2028 (A)	1,327	1,043
Western Digital
4.750%, 02/15/2026	1,375	1,319
Xerox Holdings
5.500%, 08/15/2028 (A)	278	241
5.000%, 08/15/2025 (A)	278	262

		56,184

Materials — 7.4%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	600	593
Arconic
6.125%, 02/15/2028 (A)	443	436
6.000%, 05/15/2025 (A)	228	228
ARD Finance
6.500% PIK, 06/30/2027 (A)	3,114	2,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	$840	$723
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,258	1,239
5.250%, 08/15/2027 (A)	2,548	2,009
4.125%, 08/15/2026 (A)	845	788
Ashland
6.875%, 05/15/2043	851	853
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,670	2,133
ATI
5.875%, 12/01/2027	174	170
5.125%, 10/01/2031	80	73
4.875%, 10/01/2029	160	146
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	374
3.375%, 02/15/2029 (A)	1,615	1,384
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,595	2,475
Ball
6.875%, 03/15/2028	2,113	2,187
2.875%, 08/15/2030	1,751	1,459
Big River Steel
6.625%, 01/31/2029 (A)	298	296
Carpenter Technology
7.625%, 03/15/2030	60	62
6.375%, 07/15/2028	184	179
CF Industries
5.150%, 03/15/2034	2,249	2,156
Chemours
5.750%, 11/15/2028 (A)	1,829	1,633
4.625%, 11/15/2029 (A)	1,316	1,085
Cleveland-Cliffs Inc
4.625%, 03/01/2029 (A)	213	195
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	702
Consolidated Energy Finance
5.625%, 10/15/2028 (A)	553	476
Cornerstone Chemical
10.250% PIK, 09/01/2027 (A)	7,095	6,386
CVR Partners
6.125%, 06/15/2028 (A)	1,301	1,153
Domtar
6.750%, 10/01/2028 (A)	2,940	2,617
Eldorado Gold
6.250%, 09/01/2029 (A)	793	737
Element Solutions
3.875%, 09/01/2028 (A)	2,462	2,161
ERO Copper
6.500%, 02/15/2030 (A)	2,690	2,353
First Quantum Minerals
7.500%, 04/01/2025 (A)	258	258

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FMG Resources August 2006 PTY
4.500%, 09/15/2027 (A)	$772	$741
Freeport-McMoRan
5.450%, 03/15/2043	995	931
5.400%, 11/14/2034	1,040	1,019
Glatfelter
4.750%, 11/15/2029 (A)	154	102
Graham Packaging
7.125%, 08/15/2028 (A)	185	160
INEOS Finance
6.750%, 05/15/2028 (A)	1,044	1,008
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)	390	353
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	785	751
Innophos Holdings
9.375%, 02/15/2028 (A)	2,550	2,607
LABL
10.500%, 07/15/2027 (A)	290	268
6.750%, 07/15/2026 (A)	1,162	1,120
LSB Industries
6.250%, 10/15/2028 (A)	2,600	2,314
Martin Marietta Materials
2.400%, 07/15/2031	843	690
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	2,622	2,423
7.875%, 08/15/2026 (A)	1,020	1,020
Methanex
5.125%, 10/15/2027	786	741
Mineral Resources
8.125%, 05/01/2027 (A)	1,415	1,436
Mineral Resources MTN
8.500%, 05/01/2030 (A)	135	139
8.000%, 11/01/2027 (A)	105	108
Mountain Province Diamonds
9.000%, 12/15/2025 (A)	2,191	2,125
NMG Holding
7.125%, 04/01/2026 (A)	2,251	2,113
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(E)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	545	497
5.000%, 05/01/2025 (A)	889	848
4.875%, 06/01/2024 (A)	300	296
4.250%, 05/15/2029 (A)	213	174
Novelis
4.750%, 01/30/2030 (A)	270	248
3.875%, 08/15/2031 (A)	2,020	1,701
3.250%, 11/15/2026 (A)	735	672
OI European Group BV
4.750%, 02/15/2030 (A)	1,810	1,656

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	$347	$347
5.875%, 08/15/2023 (A)	204	204
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,093	982
Polar US Borrower
6.750%, 05/15/2026 (A)	3,481	1,790
Rain CII Carbon
7.250%, 04/01/2025 (A)	2,705	2,619
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	4,763	3,941
4.875%, 05/01/2028 (A)	195	174
Scotts Miracle-Gro
4.500%, 10/15/2029	84	72
4.375%, 02/01/2032	212	170
4.000%, 04/01/2031	470	375
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)	790	742
Summit Materials
5.250%, 01/15/2029 (A)	1,704	1,610
Tacora Resources
8.250%, 05/15/2026 (A)	1,685	1,266
Taseko Mines
7.000%, 02/15/2026 (A)	1,297	1,177
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,212	1,200
TriMas
4.125%, 04/15/2029 (A)	294	259
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	374
5.125%, 04/01/2029 (A)	266	163
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	182
5.500%, 08/15/2026 (A)	1,299	1,244
Tronox
4.625%, 03/15/2029 (A)	4,329	3,625
United States Steel
6.875%, 03/01/2029	31	31
Venator Finance Sarl
9.500%, 07/01/2025 (A)	250	155
5.750%, 07/15/2025 (A)	280	39
WR Grace Holdings
5.625%, 08/15/2029 (A)	617	523
4.875%, 06/15/2027 (A)	300	289

		93,915

Real Estate — 2.7%
American Tower
3.700%, 10/15/2049	150	110
3.100%, 06/15/2050	565	371
2.950%, 01/15/2051	645	413
2.100%, 06/15/2030	1,378	1,126

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Property REIT
5.750%, 05/15/2026 (A)	$153	$137
4.500%, 04/01/2027 (A)	5,121	4,110
Crown Castle
2.900%, 04/01/2041	1,080	770
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	405	363
Diversified Healthcare Trust
9.750%, 06/15/2025	406	393
4.750%, 05/01/2024	1,415	1,274
4.750%, 02/15/2028	140	95
4.375%, 03/01/2031	2,490	1,783
Iron Mountain
5.250%, 03/15/2028 (A)	756	720
5.250%, 07/15/2030 (A)	865	780
5.000%, 07/15/2028 (A)	255	237
4.875%, 09/15/2029 (A)	2,554	2,295
4.500%, 02/15/2031 (A)	268	230
Outfront Media Capital
4.250%, 01/15/2029 (A)	2,085	1,731
Prologis
3.000%, 04/15/2050	475	329
2.125%, 10/15/2050	920	522
Realogy Group
5.250%, 04/15/2030 (A)	367	268
RHP Hotel Properties
4.750%, 10/15/2027	798	748
4.500%, 02/15/2029 (A)	269	243
SBA Communications
3.125%, 02/01/2029	1,320	1,148
Service Properties Trust
5.500%, 12/15/2027	460	412
4.950%, 02/15/2027	2,340	1,981
4.375%, 02/15/2030	3,820	2,850
4.350%, 10/01/2024	848	811
3.950%, 01/15/2028	215	168
Uniti Group
10.500%, 02/15/2028 (A)	587	569
6.000%, 01/15/2030 (A)	836	489
VICI Properties
5.750%, 02/01/2027 (A)	204	200
5.625%, 05/01/2024 (A)	185	183
4.625%, 06/15/2025 (A)	261	252
4.625%, 12/01/2029 (A)	153	139
4.500%, 09/01/2026 (A)	125	118
4.500%, 01/15/2028 (A)	95	88
4.250%, 12/01/2026 (A)	429	400
4.125%, 08/15/2030 (A)	2,736	2,417
3.875%, 02/15/2029 (A)	227	202
3.750%, 02/15/2027 (A)	1,840	1,699

		33,174

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.5%
Calpine
5.000%, 02/01/2031 (A)	$175	$148
4.625%, 02/01/2029 (A)	897	774
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	2,119	1,828
Duke Energy Carolinas
6.050%, 04/15/2038	418	456
NRG Energy
10.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.920%(A)(F)(G)	1,468	1,403
7.000%, 03/15/2033 (A)	264	273
6.625%, 01/15/2027	304	303
5.750%, 01/15/2028	155	152
5.250%, 06/15/2029 (A)	335	311
3.875%, 02/15/2032 (A)	1,011	809
3.625%, 02/15/2031 (A)	3,164	2,537
3.375%, 02/15/2029 (A)	145	120
PacifiCorp
5.750%, 04/01/2037	418	446
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,518
PG&E
5.250%, 07/01/2030	63	58
5.000%, 07/01/2028	284	268
Pike
5.500%, 09/01/2028 (A)	192	168
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	980	943
Vistra
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.930%(A)(F)(G)	945	883
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(F)(G)	250	220
Vistra Operations
5.625%, 02/15/2027 (A)	1,660	1,611
5.000%, 07/31/2027 (A)	1,826	1,726
4.375%, 05/01/2029 (A)	1,591	1,409
4.300%, 07/15/2029 (A)	375	336

		18,700

Total Corporate Obligations
(Cost $1,113,692) ($ Thousands)		956,943

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.7%
Other Asset-Backed Securities — 8.7%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
5.234%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)(F)(H)	$587	$18
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.392%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(F)	1,446	1,164
B&M CLO, Ser 2014-1A, Cl E
10.542%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(F)	262	42
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(C)(F)	4,490	69
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(F)	3,390	1,281
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(F)	4,450	3,520
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(F)	5,857	3,339
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(F)	4,663	2,189
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)	3,427	2,561
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(C)(F)	2,128	1,166
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(C)	4,839	2,986
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(F)	2,531	343
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)	7	2,563
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	2,293	894
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(C)	10,259	3,724
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(F)	7,502	2,945
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(F)	6,715	24
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(C)	6,720	2,335
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(F)	7,631	3,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(C)(F)	$3,809	$1,769
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(F)	3,486	2,343
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(F)	2,261	1,808
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(C)	5,130	3,653
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)(F)	2,571	–
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(F)	2,725	790
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(F)	3,139	848
Great Lakes CLO, Ser 2015-1A, Cl ER
12.152%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(F)	3,253	2,903
Great Lakes CLO, Ser 2015-1A, Cl FR
14.792%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(D)(F)	1,198	980
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(F)	4,519	1,988
Great Lakes CLO, Ser 2017-1A, Cl ER
12.292%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(F)	3,321	3,014
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(B)(C)(F)	2,484	1,552
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(C)(F)	651	465
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
11.865%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(F)	1,559	1,342
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(C)(F)	1,169	724
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(C)	1,115	785
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(F)	3,797	1,291
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
10.668%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(F)	2,499	2,050
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(C)(F)	3,640	1,274

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(C)	$1,924	$1,330
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(C)	3,294	2,003
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032 (B)(C)	3,438	2,364
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(F)	1,095	734
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(F)	14	9
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(F)	7,983	2,863
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(C)(F)	1,655	679
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(F)	1,224	1,024
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(C)	4,413	3,149
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(C)	6,388	64
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(C)(F)	1,999	1,199
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(F)	9,085	5,541
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(F)	4,194	2,265
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(C)(F)	2,978	1,541
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(F)	3,528	2,205
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(C)	5,352	2,783
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(F)	11,892	4,400
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(F)	2,030	467
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(F)	1,609	354
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(F)	3,228	968
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (B)(C)	4,915	4,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(C)	$6,577	$4,520

Total Asset-Backed Securities
(Cost $61,164) ($ Thousands)		109,187

LOAN PARTICIPATIONS — 8.7%
1236904 BC Ltd., Initial Term Loan, 1st Lien
10.135%, LIBOR + 5.500%, 03/04/2027 (F)	174	165
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.558%, LIBOR + 4.750%, 04/20/2028 (F)	100	101
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/2028 (F)	329	260
Adient U.S., LLC, Term B-1 Loan, 1st Lien
7.885%, LIBOR + 3.500%, 04/10/2028 (F)	179	178
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
10.135%, LIBOR + 5.500%, 10/10/2025 (F)	984	924
Alvogen Pharma U.S., Inc., June 2002 Loan
12.230%, CME Term SOFR + 7.500%, 06/30/2025 (F)	1,756	1,527
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.135%, LIBOR + 5.500%, 09/01/2027 (F)	299	290
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.135%, LIBOR + 5.500%, 09/01/2027 (F)	1,000	972
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	1,276	1,261
AssuredPartners, Inc., 2020 February Refinancing Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/12/2027 (F)(J)	269	267
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan
7.090%, LIBOR + 2.250%, 11/08/2027 (F)(J)	649	648
Avaya Inc., DIP Term Loan, 1st Lien
12.563%, CME Term SOFR + 8.000%, 08/15/2023 (F)	1,580	1,620

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
8.709%, LIBOR + 4.250%, 12/15/2027 (D)(F)(J)	$1,233	$293
Avaya Inc., Tranche B-2 Term Loan, 1st Lien
8.459%, LIBOR + 4.000%, 12/15/2027 (D)(F)(J)	1,081	250
Bausch Health Companies, Inc., Second Amendment Term Loan, 1st Lien
9.914%, CME Term SOFR + 5.250%, 02/01/2027 (F)(J)	2,207	1,634
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
11.813%, 06/15/2026	1,412	1,205
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
12.845%, LIBOR + 6.500%, 10/23/2023 (B)(E)(F)	382	375
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
12.845%, LIBOR + 6.500%, 04/23/2024 (E)(F)	1,637	1,518
BYJU's Alpha, Inc., Initial Term Loan
12.928%, LIBOR + 6.000%, 11/24/2026 (F)(J)	2,774	2,248
Carestream Health, Inc., Term Loan, 1st Lien
12.180%, CME Term SOFR + 7.500%, 09/30/2027 (B)(F)	1,312	755
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.635%, LIBOR + 4.000%, 01/29/2027 (F)(J)	640	414
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 01/29/2027 (F)(J)	656	428
Cenveo, 1st Lien
12.298%, 12/31/2024 (B)	372	372
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.135%, LIBOR + 6.500%, 12/18/2026 (F)	1,105	987
Clear Channel Outdoor Holdings, Inc., Term B Loan
8.325%, LIBOR + 3.500%, 08/21/2026 (F)(J)	100	93
Cloud Software Group, Inc., Term Loan, 2nd Lien
9.500%, CME Term SOFR + 7.500%, 09/28/2029 (B)(F)	422	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (F)	$2,476	$2,358
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 01/04/2026 (F)(J)	2,365	1,414
Delta Topco, Inc., Initial Term Loan, 2nd Lien
11.654%, CME Term SOFR + 7.250%, 12/01/2028 (F)(J)	1,314	1,114
DexKo Global, Inc., Closing Date Dollar Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/04/2028 (F)	342	319
DirecTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 08/02/2027 (F)	1,145	1,100
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (B)(F)	2,527	2,451
Envision Healthcare Corp., First Out Term Loan, 1st Lien
12.605%, CME Term SOFR + 7.875%, 03/31/2027 (F)	581	482
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/2027 (F)(J)	5,523	1,312
Envision Healthcare Corp., Third Out Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 03/31/2027 (F)	805	121
Epic Crude Services, LP, Term Loan, 1st Lien
9.740%, LIBOR + 5.000%, 03/02/2026 (F)	911	839
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.960%, LIBOR + 6.000%, 06/30/2027 (F)(J)	6,680	5,829
First Student Bidco, Inc., 2022 Incremental Term B Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	253	247
First Student Bidco, Inc., 2022 Incremental Term C Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	18	17

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco, Inc., Initial Term B Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	$242	$231
First Student Bidco, Inc., Initial Term C Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	90	86
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien
12.730%, LIBOR + 8.000%, 06/30/2027 (F)	221	210
Freeport LNG Investments, LLLP, 1st Lien
7.808%, 11/16/2026	672	647
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
8.308%, LIBOR + 3.500%, 12/21/2028 (F)	1,225	1,183
GatesAir, Term Loan
14.296%, 08/01/2027 (B)(E)	1,137	1,137
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.635%, LIBOR + 4.000%, 12/01/2027 (F)	280	275
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 08/18/2028 (F)(J)	1,277	1,256
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.203%, LIBOR + 4.250%, 03/14/2025 (F)(J)	664	463
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (F)(J)	971	677
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
7.635%, LIBOR + 3.000%, 08/04/2027 (F)	342	338
Gulf Finance, LLC, Term Loan, 1st Lien
11.430%, CME Term SOFR + 6.750%, 08/25/2026 (F)	2,716	2,630
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
9.874%, CME Term SOFR + 5.000%, 12/15/2026 (F)(J)	500	465
Hub International Ltd., B-3 Incremental Term Loan, 1st Lien
8.058%, LIBOR + 3.250%, 04/25/2025 (F)(J)	647	644

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hudson River Trading, LLC, Term Loan, 1st Lien
7.732%, CME Term SOFR + 3.000%, 03/20/2028 (F)	$1,898	$1,770
Hyland Software, Inc., Term Loan 3, 1st Lien
8.135%, LIBOR + 3.500%, 07/01/2024 (F)	1,544	1,524
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 05/01/2026 (F)	426	376
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.082%, CME Term SOFR + 4.250%, 02/01/2029 (F)	820	810
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
7.687%, CME Term SOFR + 3.000%, 12/15/2027 (F)(J)	1,550	1,522
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(D)(F)	2,253	—
Journey Personal Care Corp., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 03/01/2028 (F)	1,994	1,524
Jump Financial, LLC, Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.500%, 08/07/2028 (F)	2,212	2,030
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 10/29/2028 (F)	284	275
LifeScan Global Corp., Initial Term Loan, 1st Lien
10.754%, LIBOR + 6.000%, 10/01/2024 (F)(J)	5,491	4,100
Lightstone Holdco, LLC, Extended Term B Loan, 1st Lien
10.368%, CME Term SOFR + 5.750%, 01/29/2027 (F)	1,142	976
Lightstone Holdco, LLC, Extended Term C Loan, 1st Lien
10.368%, CME Term SOFR + 5.750%, 01/29/2027 (F)	65	55
Lumen Technologies, Inc., Term A Loan
6.922%, CME Term SOFR + 2.000%, 01/31/2025 (F)(J)	841	771
Madison IAQ, LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (F)	247	234

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magnite, Inc., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 04/28/2028 (F)	$627	$598
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
11.965%, LIBOR + 8.125%, 02/16/2025 (F)	2,886	2,850
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.554%, CME Term SOFR + 5.750%, 08/18/2028 (B)(F)	530	367
9.651%, LIBOR + 4.750%, 08/18/2028 (B)(F)(J)	1,817	1,259
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/2028 (F)(J)	166	161
Misys Limited, Dollar Term Loan, 1st Lien
8.325%, LIBOR + 3.500%, 06/13/2024 (F)(J)	1,749	1,630
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.526%, CME Term SOFR + 4.750%, 05/02/2029 (F)(J)	816	767
MLN US HoldCo, LLC, Term B Loan, 1st Lien
9.557%, LIBOR + 4.500%, 11/30/2025 (F)	647	158
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.814%, LIBOR + 7.000%, 10/26/2028 (F)(J)	1,543	1,157
Naked Juice, LLC, Initial Loan, 2nd Lien
10.680%, CME Term SOFR + 6.000%, 01/24/2030 (F)(J)	1,247	930
Nexus Buyer, LLC, Initial Term Loan, 2nd Lien
10.885%, LIBOR + 6.250%, 11/05/2029 (F)	667	584
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.526%, CME Term SOFR + 2.750%, 10/01/2025 (F)	417	413
OLA Netherlands B.V., Initial Term Loan
11.106%, LIBOR + 6.250%, 12/15/2026 (F)	2,224	2,102
Open Text Corp., Term B Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 08/27/2029 (F)(J)	1,095	1,091
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.004%, LIBOR + 3.250%, 12/28/2027 (F)	126	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.092%, CME Term SOFR + 3.250%, 03/03/2028 (F)	$337	$330
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 06/02/2028 (F)(J)	1,054	959
Prairie ECI Acquiror LP, Initial Term Loan
9.385%, 03/11/2026 (J)	588	574
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
12.825%, LIBOR + 8.000%, 03/20/2024 (E)(F)	535	414
12.802%, LIBOR + 8.000%, 03/20/2024 (E)(F)	574	444
Pug LLC, Term B-2 Loan, 1st Lien
8.885%, LIBOR + 4.250%, 02/12/2027 (B)(F)(J)	1,038	743
Pug LLC, USD Term B Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/12/2027 (F)(J)	2,473	1,782
Quest Software U.S. Holdings, Inc., Initial Loan, 2nd Lien
12.326%, CME Term SOFR + 7.500%, 02/01/2030 (F)(J)	1,200	720
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 10/02/2028 (F)(J)	1,431	1,000
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
14.184%, LIBOR + 7.500%, 08/10/2023 (D)(F)	377	214
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
9.635%, LIBOR + 5.000%, 09/25/2026 (F)(J)	186	90
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
9.135%, LIBOR + 4.500%, 12/22/2025 (F)	1,478	899
SPX Flow, Inc., Term Loan, 1st Lien
9.218%, CME Term SOFR + 4.500%, 04/05/2029 (F)	176	168
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
9.814%, LIBOR + 5.000%, 04/16/2026 (F)	3,002	2,758
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.480%, LIBOR + 3.750%, 10/01/2026 (F)	772	764

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.580%, CME Term SOFR + 7.000%, 05/13/2027 (F)(J)	$1,310	$1,155
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.868%, CME Term SOFR + 5.250%, 03/02/2027 (F)(J)	3,349	2,286
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 02/06/2024 (F)	253	215
Titan Acquisition Ltd., Initial Term Loan, 1st Lien
8.151%, LIBOR + 3.000%, 03/28/2025 (F)(J)	627	593
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.602%, LIBOR + 3.500%, 07/30/2027 (F)(J)	271	264
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
8.325%, 01/31/2025	1,005	588
TransDigm, Inc., Tranche F Term Loan, 1st Lien
6.980%, LIBOR + 2.250%, 12/09/2025 (F)(J)	808	806
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/29/2026 (F)(J)	952	538
Traverse Midstream Partners LLC, Advance, 1st Lien
8.726%, CME Term SOFR + 4.250%, 02/16/2028 (F)(J)	1,493	1,466
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (F)	203	181
Tutor Perini Corp., Term Loan, 1st Lien
9.385%, LIBOR + 4.750%, 08/18/2027 (B)(F)	2,021	1,875
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.688%, LIBOR + 5.000%, 06/26/2026 (F)	473	318
Univision Communications, Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/15/2026 (F)(J)	970	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.958%, LIBOR + 4.000%, 08/20/2025 (F)	$1,500	$1,280
Vida Capital, Inc., Initial Term Loan, 1st Lien
10.840%, 10/01/2026	1,832	1,331
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien
10.568%, LIBOR + 5.750%, 06/22/2026 (F)(J)	513	503
Wellful Inc., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (F)	1,860	1,625
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
8.368%, CME Term SOFR + 3.750%, 10/19/2027 (F)	434	429
Wilsonart, LLC, Tranche E Term Loan, 1st Lien
7.980%, LIBOR + 3.250%, 12/31/2026 (F)(J)	800	768
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
8.635%, 10/02/2028 (J)	1,327	1,067
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 03/09/2027 (F)(J)	1,442	1,167

Total Loan Participations
(Cost $122,152) ($ Thousands)		108,393

	Shares
COMMON STOCK — 1.1%
21st Century Oncology Private Company *(B)	15,311	229
Aquity Holdings Inc *(B)	85,745	933
Arctic Canadian Diamond Company Ltd *(B)	1,054	391
Carestream Health Holdings Inc *(B)	69,956	1,355
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	260
Chord Energy Corp	2,778	374
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	243
Copper Property Pass-Through Certificates *(B)	118,100	1,255
EP Energy Corp *	15,235	99
Frontier Communications Parent Inc *	9,642	220
Guitar Center *(B)(E)	13,905	2,561
Gulfport Energy Corp *	7,057	565
Gymboree Holding Corp *(B)(E)	40,312	—
iHeartMedia Inc *	8,286	32
Intelsat Jackson Holdings *(B)	39,805	1,055

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lumileds Common Bright Bidco *	5,198	$62
Mallinckrodt PLC *	8,281	60
Medical Card Systems *(B)	284,758	126
Monitronics International Inc *(B)	211,006	644
MYT Holding LLC, Ser B *(B)	274,755	246
Neiman Marcus Group *(B)	6,554	1,146
Nine West FKA Premier Brands *(B)(E)	92,548	62
Parker Drilling Co *(B)(E)	79,089	870
Penney Borrower LLC *(B)	19,723	103
Quad/Graphics Inc *	54	—
Rue 21 *	1	—
SandRidge Energy Inc *	20	—
VICI Properties Inc, Cl A ‡	34,318	1,119
Windstream Services *(B)	10,897	94

Total Common Stock
(Cost $16,638) ($ Thousands)		14,104

PREFERRED STOCK — 0.7%
Boardriders Inc., Ser A, 0.000% *(B)(C)(E)(G)	215,931	255
Bowlero, 0.000% *(B)(C)(G)	1,110	1,254
Claire's Stores, 0.000% *(B)(C)(E)(G)	823	934
Crestwood Equity Partners, 9.250% (G)	113,214	1,053
FHLMC, 0.000% *(C)(F)(G)	16,903	41
FNMA, 0.000% *(C)(F)(G)	24,650	62
Foresight, 0.000% *(B)(C)(G)	32,601	359
Guitar Center, 0.000% *(B)(C)(E)(G)	365	34
Gulfport Energy Corp., 10.000% PIK (B)(C)(G)	28	160
Ladenburg Thalmann Financial Services, 6.500% *	65,290	1,045
MPLX, 8.462% *(B)(G)	23,039	818
MYT Holding LLC, 10.000%	325,766	306
Qurate Retail, 8.000%	6,857	201
Syniverse, 0.000% *(B)(C)(G)	2,866,325	2,755

Total Preferred Stock
(Cost $9,268) ($ Thousands)		9,277

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Avaya
8.000% , 12/15/2027(D)	$2,700	662
Chesapeake Energy Corp (Escrow Security)
5.500% , 12/31/2049	100	2
DISH Network
2.375% , 03/15/2024	885	783
3.375% , 08/15/2026	465	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
DraftKings Holdings
0.000%, 03/15/2028(I)	$851	$589
Liberty Interactive
4.000% , 11/15/2029	123	18
3.750% , 02/15/2030	2,634	342
Liberty Latin America
2.000% , 07/15/2024	1,330	1,224
MicroStrategy
0.750% , 12/15/2025	257	235
North Sea Natural Resources
0.000%, (B)(C)(G)	570	570
Silver Airways LLC
15.000% , 12/31/2027(B)	2,320	2,320
Spotify USA
0.000%, 03/15/2026(I)	851	712

Total Convertible Bonds
(Cost $10,899) ($ Thousands)		7,697

	Number of Warrants
WARRANTS — 0.1%
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(B)(E)	3,680	318
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(B)(E)	3,681	184
Intelsat Jackson Holdings
Strike Price *‡‡(B)	4	–
Neiman Marcus Group
Strike Price *‡‡(B)	3,938	118
Silver Airways LLC
Strike Price $– *‡‡	1	–
Windstream
Strike Price $– *‡‡(B)	104	1
Windstream Services
Strike Price $– *‡‡(B)	12,184	106

Total Warrants
(Cost $435) ($ Thousands)		727

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	8,336	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.740% **†(K)	1,146	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	24,576,438	24,576

Total Cash Equivalent
(Cost $24,576) ($ Thousands)		24,576

Total Investments in Securities — 98.5%
(Cost $1,358,825) ($ Thousands)		$1,230,905

Percentages are based on Net Assets of $1,249,522 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $824,624 ($ Thousands), representing 66.0% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2023 was $9,106 ($ Thousands) and represented 0.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(I)	Zero coupon security.
(J)	Unsettled bank loan. Interest rate may not be available.
(K)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of March 31, 2023 was $1 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	956,477	466		956,943
Asset-Backed Securities	–	–	109,187		109,187
Loan Participations	–	97,461	10,932		108,393
Common Stock	2,972	62	11,070		14,104
Preferred Stock	1,316	1,392	6,569		9,277
Convertible Bonds	–	4,807	2,890		7,697
Warrants	–	–	727		727
Rights	–	–	–	^	–	^
Affiliated Partnership	–	1	–		1
Cash Equivalent	24,576	–	–		24,576
Total Investments in Securities	28,864	1,060,200	141,841		1,230,905

^ This category includes securities with a value of $0.

SEI Institutional Managed Trust

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants	Investments in Rights
Balance as of October 1, 2022	$538	$13,138	$117,365	$11,298	$6,339	$2,030	$910	$–	^
Accrued discounts/premiums	–	12	(268)	–	–	1	–	–
Realized gain/(loss)	–	(31)	3,298	193	–	–	–	–
Change in unrealized appreciation/(depreciation)	(72)	(925)	3,716	(228)	45	14	(183)	–
Purchases	–	1,467	–	–	185	845	–	–
Sales	–	(2,729)	(14,924)	(193)	–	–	–	–
Net transfer into Level 3	–	–	–	–	–	–	–	–
Net transfer out of Level 3	–	–	–	–	–	–	–	–
Ending Balance as of March 31, 2023(1)	$466	$10,932	$109,187	$11,070	$6,569	$2,890	$727	$–	^
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(95)	$(1,062)	$746	$(352)	$20	$14	$(211)	$–

(1) Of the $141,841 ($ Thousands) in Level 3 securities as of March 31, 2023, $20,328 ($ Thousands) or 1.6% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at March 31, 2023 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$5,550	This is equity held at the parent level and is priced off of operating company public equity "MYTE" on a monthly basis	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Month-end mean price from broker runs	None	N/A
		Weighted valuation techniques	Guideline transaction valuation	$1,154.2m - $1,298.5m
			Comparable company valuation	$1,082.1m - $1,226.4m
			Valuation case probability weighting	50%
		Market Comparables Approach	EBITDA	$190m
			EBITDA multiple	3.5x - 4.0x
			Valuation case probability weighting	100%
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5
		Estimated recovery Model	Estimated Excess RBC	$55.0m
			Estimated Indemnity escrow	$15.0m
			Discount Rate	0.5
		Estimated recovery Model	EBITDA	$206.0m
			EBITDA multiple	1.15x - 1.65x

Convertible Bonds	2,890	Milestone Approach	Convertible Note Balance	$44.34m
			Converted Equity Percent	50.2%
			Projected Barrels	2.9bn
		Discounted cash flow model	Implied total yield	15.75% - 16.75%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

High Yield Bond Fund (Concluded)

Corporate Bonds	2,523	Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Estimated recovery model	Estimated Total Claims Case	$420.0M - 440.0M
		Estimated recovery model	Estimated Debt Claims	$157.5M
		Discounted cash flow model	Implied total yield	9.67% - 10.67%

Loan Participations	5,541	Discounted cash flow model	Implied total yield	17.30% - 17.70%
		Asset Protection Analysis	EBITA	$35.4m - $39m
			Enterprise Value	$64.5m
		Discounted cash flow model	Implied total credit spread	9.56% - 10.56%
		Cost	None	N/A
		Yield Analysis	Market Yield	0.1322

Preferred Stock	3,203

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Market Comparables Approach	EBITDA	$96m - $120m
			EBITDA multiple	7.0x - 9.5x
			Valuation case probability weighting	100%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	0.5

		Comparable Yield approach	Implied total yield	11.64% - 13.64%

Warrants	621	Use an average mid-pricing based off of available broker runs on a monthly basis	None	N/A
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5

Total	$20,328

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$—	$1	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,930	264,363	(255,717)	—	—	24,576	434	—
Totals	$15,931	$264,363	$(255,717)	$—	$—	$24,577	$434	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2023, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	13,905	1/8/2021	$1,762	$2,561
Gymboree Holding Corp	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	5/20/2019	1,967	62
Parker Drilling Co	79,089	3/26/2019	1,000	870
Corporate Obligations
Aventine (Escrow Security)	$2,750	4/21/2010	–	–
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
Loan Participations
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	382	9/4/2020	382	375
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	1,637	9/4/2020	1,400	1,518
GatesAir, Term Loan	1,137	8/9/2022	1,106	1,137
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	574	3/21/2019	531	444
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	535	3/21/2019	524	414
Preferred Stock
Boardriders Inc.	215,931	9/4/2020	–	255
Claire's Stores	823	10/22/2018	976	934
Guitar Center	365	1/8/2021	34	34
Warrants
Guitar Center	3,680	1/8/2021	197	318
Guitar Center	3,681	1/8/2021	132	184
			$12,176	$9,106

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Conservative Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 33.7%
Consumer Discretionary — 0.8%
American Honda Finance
4.935%, 04/12/2023 (A)	$3,500	$3,494

Financials — 27.4%
ABN AMRO Funding USA
4.879%, 05/22/2023 (A)(B)	3,000	2,979
Alinghi Funding
3.064%, 05/17/2023 (A)(B)	1,000	993
Antalis
5.098%, 08/01/2023 (A)(B)	2,000	1,964
Atlantic Asset Securitization
5.042%, 06/15/2023 (A)(B)	3,000	2,965
Australia & New Zealand Banking Group
4.920%, 04/26/2023 (A)(B)	2,500	2,500
Autobahn Funding
4.848%, 04/04/2023 (A)(B)	9,000	8,995
Barton Capital
4.855%, 04/03/2023 (A)(B)	5,000	4,998
Bedford Row Funding
4.855%, 04/05/2023 (A)(B)	7,000	6,995
Bennington Stark Capital
4.855%, 04/05/2023 (A)(B)	3,500	3,498
BNG Bank
4.819%, 04/06/2023 (A)(B)	7,000	6,994
BPCE
4.250%, 09/01/2023 (A)(B)	1,500	1,467
Brighthouse Financial Short Term Funding
5.150%, 09/21/2023 (A)(B)	2,500	2,436
Chariot Funding
4.898%, 04/27/2023 (A)(B)	3,000	2,989
4.890%, 04/26/2023 (A)(B)	8,000	7,971
Chesham Finance
4.852%, 04/03/2023 (A)	10,000	9,996
Columbia Funding
5.044%, 08/02/2023 (A)(B)	2,440	2,396
Landesbank Baden-Wuerttemberg NY
4.822%, 04/03/2023 (A)	8,000	7,997
Lime Funding
4.930%, 04/12/2023 (A)(B)	3,913	3,907

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
LMA-Americas
5.340%, 04/28/2023 (A)	$4,000	$3,984
Longship Funding
4.837%, 04/03/2023 (A)(B)	8,000	7,997
Macquarie Bank
5.327%, 11/06/2023 (A)(B)	730	707
5.188%, 10/23/2023 (A)(B)	3,000	2,910
PSP Capital
4.027%, 08/17/2023 (A)(B)	1,500	1,470
Ridgefield Funding
5.016%, 08/02/2023 (A)(B)	3,000	2,946
U.S. Collateralized Commercial Paper
5.051%, 06/16/2023 (A)	4,000	3,955
Versailles
5.095%, 06/05/2023 (A)	1,500	1,486
Victory Receivables
4.859%, 04/11/2023 (A)(B)	7,000	6,990

		114,485

Government — 3.5%
Export Development Canada
4.797%, 04/03/2023 (A)	8,500	8,496
4.750%, 04/04/2023 (A)	6,000	5,997

		14,493

Materials — 2.0%
Amcor Finance USA
4.942%, 04/05/2023 (A)(B)	3,200	3,198
Great Bear Funding
4.855%, 04/06/2023 (A)(B)	5,000	4,996

		8,194

Total Commercial Paper
(Cost $140,725) ($ Thousands)		140,666

U.S. GOVERNMENT AGENCY OBLIGATION — 2.4%
FHLB DN
0.000%, 04/18/2023 (C)	10,000	9,981

Total U.S. Government Agency Obligation
(Cost $9,979) ($ Thousands)		9,981

CORPORATE OBLIGATIONS — 1.9%
Consumer Discretionary — 0.9%
Jets Stadium Development
5.350%, 04/01/2047 (B)(D)	3,900	3,900

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 1.0%
Bank of Nova Scotia
5.330%, U.S. SOFR + 0.500%, 05/05/2023 (D)	$4,000	$4,002

Total Corporate Obligations
(Cost $7,900) ($ Thousands)		7,902

MUNICIPAL BOND — 0.2%
California — 0.2%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
4.170%, 11/01/2035 (B)(D)	750	750

Total Municipal Bond

(Cost $750) ($ Thousands)		750

CERTIFICATES OF DEPOSIT — 31.4%
Bank of America
5.440%, 02/06/2024	1,839	1,839
5.250%, 01/31/2024	3,000	3,000
4.850%, 04/03/2023	5,000	5,000
Bank of Montreal IL
5.100%, 06/06/2023	1,000	1,001
5.050%, 05/05/2023	1,000	1,000
2.800%, 05/12/2023	1,000	1,000
Bank of Nova Scotia
5.210%, 08/18/2023 (B)	1,500	1,502
5.200%, 06/14/2023 (B)	2,000	2,002
5.050%, 11/06/2023 (B)	2,000	2,000
Barclays Bank
5.170%, 04/05/2023	1,500	1,500
Bayerische Landesbank
4.850%, 04/05/2023	10,000	10,000
BNP Paribas NY
5.250%, 01/31/2024	2,000	1,998
5.180%, 02/05/2024	1,200	1,201
BNZ International Funding
4.881%, 10/27/2023 (B)	2,000	1,998
Canadian Imperial Bank of Commerce NY
5.600%, 03/04/2024	1,500	1,500
5.300%, 07/21/2023	1,000	1,002
5.200%, 07/03/2023	2,000	2,002
Chariot Funding
5.130%, 05/31/2023 (B)	3,000	2,999
Citibank
5.170%, 09/21/2023	1,000	1,001
4.160%, 09/01/2023	1,250	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Commonwealth Bank of Australia
5.400%, 02/16/2024 (B)	$1,250	$1,252
5.150%, 07/13/2023 (B)	2,000	2,002
Credit Agricole
5.000%, 06/15/2023	4,000	3,999
DNB Bank
5.040%, 05/26/2023 (B)	3,000	3,001
4.800%, 04/03/2023	8,000	8,000
HSBC Bank
5.150%, 06/06/2023 (B)	2,000	2,001
ING US Funding
5.150%, 05/22/2023	4,000	4,003
Macquarie Bank
5.300%, 04/25/2023 (B)	3,000	3,001
5.150%, 06/22/2023 (B)	3,000	3,002
Mitsubishi UFJ Trust and Banking
4.690%, 07/10/2023	5,000	4,997
MUFG Bank NY
4.880%, 06/20/2023	1,000	1,001
National Australia Bank
5.130%, 06/25/2023 (B)	2,000	2,001
4.950%, 05/12/2023 (B)	1,500	1,500
4.920%, 04/13/2023 (B)	2,000	2,000
Natixis NY
5.220%, 05/04/2023	3,500	3,502
5.220%, 10/13/2023	1,500	1,500
Nordea Bank Abp
5.030%, 08/17/2023	1,500	1,500
Nordea Bank Abp NY
5.040%, 05/24/2023	1,500	1,501
Old Line Funding
5.060%, 05/04/2023 (B)	4,000	4,001
Royal Bank of Canada
5.100%, 10/19/2023	1,000	1,002
4.080%, 07/14/2023	1,200	1,196
Standard Chartered Bank NY
5.210%, 10/31/2023	2,000	1,997
5.100%, 05/04/2023	1,500	1,501
Sumitomo Mitsui Banking
5.430%, 05/03/2023	2,000	2,001
Sumitomo Mitsui Trust Bank
4.800%, 05/18/2023	5,000	4,999
4.730%, 08/25/2023	2,000	1,998
Svenska Handelsbanken NY
5.490%, 07/03/2023	2,000	2,003
Swedbank NY
5.440%, 04/19/2023	3,000	3,001
5.090%, 09/01/2023	1,500	1,499
Toronto-Dominion Bank
5.270%, 01/24/2024	2,000	1,997
5.260%, 05/01/2023	2,000	2,001
4.120%, 08/28/2023	1,000	995

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
3.137%, 06/02/2023	$2,000	$2,001
2.800%, 05/08/2023	1,500	1,496
Toyota Motor Credit
4.938%, 02/22/2024	910	908
Westpac Banking
5.340%, 07/07/2023 (B)	2,000	2,002
Total Certificates of Deposit
(Cost $131,147) ($ Thousands)		131,156

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	79,281	79

Total Cash Equivalent
(Cost $79) ($ Thousands)		79

	Face Amount (Thousands)
REPURCHASE AGREEMENTS — 30.3%
Bank of America Securities
4.820%, dated 3/31/2023, to be repurchased on 4/3/2023, repurchase price $58,723,577 (collateralized by a U.S. Treasury obligation, par value $62,950,200, 0.250%, 6/15/2024; with total market value $59,874,077) (E)	$58,700	58,700
Goldman Sachs & Co
4.810%, dated 3/31/2023, to be repurchased on 4/3/2023, repurchase price $40,016,032 (collateralized by various GNMA obligations, ranging in par value $150,000 - $28,000,000, 2.400% - 4.340%, 5/15/2057 - 6/15/2064; with total market value $40,800,000) (E)	40,000	40,000
TD Securities
4.810%, dated 3/31/2023, to be repurchased on 4/3/2023, repurchase price $28,011,223 (collateralized by various GNMA obligations, ranging in par value $3,769,646 - $38,821,064, 3.000% - 4.000%, 8/20/2051 - 6/20/2052; with total market value $28,560,000) (E)	28,000	28,000

Total Repurchase Agreements
(Cost $126,700) ($ Thousands)		126,700

Total Investments in Securities — 99.9%
(Cost $417,280) ($ Thousands)		$417,234

Percentages are based on Net Assets of $417,487 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $136,175 ($ Thousands), representing 32.6% of the Net Assets of the Fund.

(C)	Zero coupon security.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	140,666	–	140,666
U.S. Government Agency Obligation	–	9,981	–	9,981
Corporate Obligations	–	7,902	–	7,902
Municipal Bond	–	750	–	750
Certificates of Deposit	–	131,156	–	131,156
Cash Equivalent	79	–	–	79
Repurchase Agreements	–	126,700	–	126,700
Total Investments in Securities	79	417,155	–	417,234

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$5,152,561	$(5,152,482)	$—	$—	$79	$39	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Free Conservative Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 94.5%
Alabama — 1.9%
Mobile, Industrial Development Board, RB
2.850%, 06/01/2034 (A)	$3,000	$3,000

Arizona — 1.0%
Phoenix, Industrial Development Authority, Ser B-REM, RB
2.650%, 11/15/2052 (A)	200	200
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
4.100%, 09/01/2035 (A)(B)	1,500	1,500

		1,700

Colorado — 4.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.950%, 11/01/2040 (A)	4,150	4,150
Colorado State, Educational & Cultural Facilities Authority, RB
2.800%, 01/01/2039 (A)(B)	2,500	2,500

		6,650

Connecticut — 3.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
3.900%, 05/15/2040 (A)	3,000	3,000
Connecticut State, Ser C, GO
3.940%, 05/15/2034 (A)	2,870	2,870

		5,870

Delaware — 0.2%
University of Delaware, Ser C-REMK, RB
2.700%, 11/01/2037 (A)	300	300

District of Columbia — 0.4%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
4.020%, 10/01/2053 (A)(B)(C)	670	670

Florida — 9.5%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
2.850%, 04/01/2039 (A)	4,500	4,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gainesville, Utilities System Revenue, Ser B-REMK, RB
2.800%, 10/01/2042 (A)	$1,750	$1,750
Hillsborough County, Industrial Development Authority, Baycare Health Systems, RB
2.700%, 11/01/2038 (A)(B)	1,000	1,000
Lucie County, Florida Power & Light Project, RB
2.750%, 09/01/2028 (A)	5,100	5,100
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
3.350%, 04/01/2032 (A)(B)	2,895	2,895

		15,245

Georgia — 0.2%
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2024	290	293

Illinois — 6.2%
Aurora, Fox Valley Counseling Center, RB
3.970%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
4.020%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
3.300%, 06/01/2029 (A)(B)	3,800	3,800
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C3A, RB
3.030%, 11/01/2038 (A)	2,400	2,400

		9,910

Indiana — 1.1%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
4.120%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 4.4%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.970%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.880%, 01/01/2047 (A)	500	500

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.120%, 09/01/2036 (A)	$1,600	$1,600
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
3.120%, 05/01/2023 (A)	3,000	3,000

		7,100

Louisiana — 0.9%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.460%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.7%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.940%, 02/01/2041 (A)	1,070	1,070

Michigan — 0.9%
Central Michigan University, Ser A, RB
3.950%, 10/01/2032 (A)(B)	1,400	1,400

Mississippi — 1.0%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
2.700%, 12/01/2030 (A)	1,600	1,600

Missouri — 3.5%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.020%, 04/15/2034 (A)(B)	2,100	2,100
RBC Municipal Products Trust, Ser C-16, RB
4.020%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,600

New Jersey — 13.7%
Berlin, GO
4.500%, 09/26/2023	4,600	4,624
Deptford, Ser A, GO
4.000%, 07/11/2023	3,000	3,006
Park Ridge, GO
4.500%, 04/28/2023	3,650	3,653
Plainsboro, GO
4.500%, 07/26/2023	1,500	1,506
4.000%, 07/26/2023	3,000	3,007
River Vale, GO
4.000%, 07/14/2023	1,900	1,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Voorhees, Ser A, GO
4.000%, 09/27/2023	$4,572	$4,589

		22,289

New Mexico — 0.8%
New Mexico, Hospital Equipment Loan Council, RB
2.750%, 08/01/2034 (A)	1,300	1,300

New York — 4.6%
New York City, Ser A-3, GO
2.650%, 09/01/2049 (A)	770	770
New York State, Housing Finance Agency, Ser A, RB
3.120%, 11/01/2050 (A)(B)	2,500	2,500
RBC Municipal Products Trust, Ser 2018-G5, GO
3.650%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2023-XF1450, RB
4.000%, 03/15/2054 (A)(C)	2,200	2,200

		7,370

North Carolina — 1.2%
Charlotte, Governmental Facilities Project, RB
3.900%, 06/01/2033 (A)	1,965	1,965

Ohio — 1.2%
Miami County, GO
3.250%, 07/27/2023	1,950	1,948

Oregon — 1.7%
Oregon State, Facilities Authority, Ser B, RB
2.700%, 08/01/2034 (A)(B)	2,800	2,800

Pennsylvania — 2.7%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
2.850%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
4.200%, 12/01/2037 (A)(B)(D)	3,000	3,000
Pennsylvania State, Turnpike Commission, RB
3.950%, 12/01/2038 (A)(B)	1,100	1,100

		4,275

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 4.9%
South Carolina State, Jobs-Economic Development Authority, RB, FHLB
4.240%, 03/01/2063 (A)(B)	$3,000	$3,000
South Carolina State, Public Service Authority, Ser A, RB
3.000%, 01/01/2036 (A)(B)	4,400	4,400
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
4.090%, 12/01/2055 (A)(C)	500	500

		7,900

South Dakota — 1.8%
South Dakota State, Housing Development Authority, Ser A, RB
3.950%, 11/01/2062 (A)	2,915	2,915

Tennessee — 0.4%
Clarksville, Public Building Authority, Pooled Financing, RB
3.940%, 06/01/2029 (A)(B)	600	600

Texas — 10.1%
Pasadena, Independent School District, Ser B, GO, AGM
4.000%, 02/01/2035 (A)	1,050	1,050
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.950%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
2.950%, 12/01/2040 (A)	2,200	2,200
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
3.350%, 07/01/2047 (A)(B)	1,525	1,525
Texas State, Veterans Bonds, GO
3.080%, 12/01/2046 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B, GO
3.100%, 12/01/2042 (A)	2,500	2,500
Texas State, Veterans Bonds, Ser B-REMK, GO
3.100%, 12/01/2043 (A)	2,000	2,000

		16,575

Utah — 1.1%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
4.100%, 10/01/2035 (A)	1,705	1,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
4.000%, 05/15/2042 (A)	$1,835	$1,835

Washington — 0.6%
Washington State, Housing Finance Commission, Ser VR, RB
3.880%, 12/01/2046 (A)	1,000	1,000

West Virginia — 0.7%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.930%, 06/01/2034 (A)(B)	1,165	1,165

Wisconsin — 8.2%
Racine, Unified School District, RB
4.000%, 08/09/2023	5,000	5,006
University of Wisconsin, Hospitals & Clinics, RB
2.720%, 04/01/2048 (A)	2,600	2,600
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.880%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
3.950%, 05/01/2046 (A)	2,000	2,000
Wisconsin State, Ser A, GO
4.140%, 05/01/2023 (A)	2,000	2,000

		13,451

Total Municipal Bonds
(Cost $152,786) ($ Thousands)		152,771

TAX-EXEMPT COMMERCIAL PAPER — 5.0%
King County
2.800%, 05/04/2023	3,000	2,997
University of Minnesota
3.050%, 04/06/2023	5,000	4,999

Total Tax-Exempt Commercial Paper
(Cost $8,000) ($ Thousands)		7,996

Total Investments in Securities — 99.5%
(Cost $160,786) ($ Thousands)		$160,767

Percentages are based on Net Assets of $161,585 ($ Thousands).

SEI Institutional Managed Trust

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $12,540 ($ Thousands), representing 7.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

As of March 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Real Return Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$9,032	$9,141
2.375%, 01/15/2027	5,597	5,802
2.000%, 01/15/2026	5,791	5,875
1.750%, 01/15/2028	5,472	5,599
1.625%, 10/15/2027	14,385	14,665
0.625%, 01/15/2026	12,268	11,994
0.500%, 04/15/2024	8,958	8,814
0.500%, 01/15/2028	13,056	12,600
0.375%, 07/15/2025	14,594	14,274
0.375%, 01/15/2027	11,377	10,964
0.375%, 07/15/2027	12,787	12,351
0.250%, 01/15/2025	13,298	12,975
0.125%, 07/15/2024	14,554	14,269
0.125%, 10/15/2024	12,969	12,667
0.125%, 04/15/2025	10,602	10,272
0.125%, 10/15/2025	12,924	12,520
0.125%, 04/15/2026	9,958	9,555
0.125%, 07/15/2026	12,226	11,776
0.125%, 10/15/2026	13,821	13,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2027	$14,355	$13,673

Total U.S. Treasury Obligations
(Cost $233,856) ($ Thousands)		223,056

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	148,302	148

Total Cash Equivalent
(Cost $148) ($ Thousands)		148

Total Investments in Securities — 99.6%
(Cost $234,004) ($ Thousands)		$223,204

Percentages are based on Net Assets of $224,098 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	223,056	–	223,056
Cash Equivalent	148	–	–	148
Total Investments in Securities	148	223,056	–	223,204

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,251	$53,538	$(54,641)	$—	$—	$148	$15	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Dynamic Asset Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 82.9%

Communication Services — 6.8%
Activision Blizzard Inc *	11,897	$1,018
Alphabet Inc, Cl A *	98,596	10,227
Alphabet Inc, Cl C *	85,911	8,935
AT&T Inc	118,354	2,278
Charter Communications Inc, Cl A *	1,743	623
Comcast Corp, Cl A	69,554	2,637
DISH Network Corp, Cl A *	4,302	40
Electronic Arts Inc	4,225	509
Fox Corp, Cl A	4,871	166
Fox Corp, Cl B	2,366	74
Interpublic Group of Cos Inc/The	6,327	236
Live Nation Entertainment Inc *	2,307	161
Match Group Inc *	5,006	192
Meta Platforms Inc, Cl A *	36,825	7,805
Netflix Inc *	7,409	2,560
News Corp, Cl A	6,762	117
News Corp, Cl B	2,017	35
Omnicom Group Inc	3,243	306
Paramount Global, Cl B	8,271	184
Take-Two Interactive Software Inc, Cl A *	2,621	313
T-Mobile US Inc *	9,771	1,415
Verizon Communications Inc	69,486	2,702
Walt Disney Co/The *	30,266	3,031
Warner Bros Discovery Inc *	37,064	560

		46,124
Consumer Discretionary — 8.4%
Advance Auto Parts Inc	1,051	128
Amazon.com Inc, Cl A *	147,570	15,243
Aptiv PLC *	4,372	491
AutoZone Inc *	309	760
Bath & Body Works Inc	4,129	151
Best Buy Co Inc	3,230	253
Booking Holdings Inc *	635	1,684
BorgWarner Inc	3,837	188
Caesars Entertainment Inc *	3,854	188

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CarMax Inc *	2,545	$164
Carnival Corp *	16,326	166
Chipotle Mexican Grill Inc, Cl A *	450	769
Darden Restaurants Inc	1,942	301
Domino's Pizza Inc	584	193
DR Horton Inc	5,047	493
eBay Inc	8,718	387
Etsy Inc *	1,991	222
Expedia Group Inc *	2,412	234
Ford Motor Co	66,108	833
Garmin Ltd *	2,500	252
General Motors Co	23,062	846
Genuine Parts Co	2,325	389
Hasbro Inc	2,409	129
Hilton Worldwide Holdings Inc	4,386	618
Home Depot Inc/The	16,849	4,973
Las Vegas Sands Corp *	5,419	311
Lennar Corp, Cl A	4,090	430
LKQ Corp	4,116	234
Lowe's Cos Inc	9,983	1,996
Marriott International Inc/MD, Cl A	4,473	743
McDonald's Corp	12,137	3,394
MGM Resorts International *	5,142	228
Mohawk Industries Inc *	920	92
Newell Brands Inc, Cl B	7,154	89
NIKE Inc, Cl B	20,584	2,524
Norwegian Cruise Line Holdings Ltd *	7,614	102
NVR Inc *	49	273
O'Reilly Automotive Inc *	1,018	864
Pool Corp	616	211
PulteGroup Inc	3,673	214
Ralph Lauren Corp, Cl A	728	85
Ross Stores Inc	5,826	618
Royal Caribbean Cruises Ltd *	3,466	226
Starbucks Corp	19,026	1,981
Tapestry Inc	4,253	183
Tesla Inc *	44,515	9,235
TJX Cos Inc/The	19,310	1,513
Tractor Supply Co	1,774	417
Ulta Beauty Inc *	823	449
VF Corp	5,819	133
Whirlpool Corp	969	128
Wynn Resorts Ltd *	1,845	206
Yum! Brands Inc	4,760	629

		57,563
Consumer Staples — 6.0%
Altria Group Inc	29,816	1,330
Archer-Daniels-Midland Co	9,221	735
Brown-Forman Corp, Cl B	2,960	190
Bunge Ltd	2,500	239
Campbell Soup Co	3,234	178
Church & Dwight Co Inc	3,885	344

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clorox Co/The	2,035	$322
Coca-Cola Co/The	64,404	3,995
Colgate-Palmolive Co	14,021	1,054
Conagra Brands Inc	7,863	295
Constellation Brands Inc, Cl A	2,728	616
Costco Wholesale Corp	7,377	3,665
Dollar General Corp	3,771	794
Dollar Tree Inc *	3,396	488
Estee Lauder Cos Inc/The, Cl A	3,870	954
General Mills Inc	9,940	849
Hershey Co/The	2,476	630
Hormel Foods Corp	4,723	188
J M Smucker Co/The	1,730	272
Kellogg Co	4,219	283
Keurig Dr Pepper Inc	13,692	483
Kimberly-Clark Corp	5,679	762
Kraft Heinz Co/The	12,843	497
Kroger Co/The	10,988	543
Lamb Weston Holdings Inc	2,401	251
McCormick & Co Inc/MD	3,980	331
Molson Coors Beverage Co, Cl B	3,295	170
Mondelez International Inc, Cl A	22,648	1,579
Monster Beverage Corp *	12,744	688
PepsiCo Inc	22,758	4,149
Philip Morris International Inc	25,658	2,495
Procter & Gamble Co/The	39,002	5,799
Sysco Corp, Cl A	8,511	657
Target Corp, Cl A	7,626	1,263
Tyson Foods Inc, Cl A	4,675	277
Walgreens Boots Alliance Inc	11,524	399
Walmart Inc	23,199	3,421

		41,185
Energy — 3.8%
APA Corp	5,752	207
Baker Hughes Co, Cl A	16,168	467
Chevron Corp	29,474	4,809
ConocoPhillips	20,249	2,009
Coterra Energy Inc	12,941	318
Devon Energy Corp	10,595	536
Diamondback Energy Inc, Cl A	2,823	382
EOG Resources Inc	9,799	1,123
EQT Corp	6,500	207
Exxon Mobil Corp	68,126	7,471
Halliburton Co	15,278	483
Hess Corp	4,696	622
Kinder Morgan Inc	31,998	560
Marathon Oil Corp	10,359	248
Marathon Petroleum Corp	7,537	1,016
Occidental Petroleum Corp	12,215	763
ONEOK Inc	7,206	458
Phillips 66	7,685	779
Pioneer Natural Resources Co	3,968	810

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger NV, Cl A	23,578	$1,158
Targa Resources Corp	3,700	270
Valero Energy Corp	6,474	904
Williams Cos Inc/The	20,429	610

		26,210
Financials — 10.8%
Aflac Inc	9,471	611
Allstate Corp/The	4,290	475
American Express Co	9,797	1,616
American International Group Inc	12,469	628
Ameriprise Financial Inc	1,723	528
Aon PLC, Cl A	3,376	1,064
Arch Capital Group Ltd *	5,925	402
Arthur J Gallagher & Co	3,519	673
Assurant Inc	943	113
Bank of America Corp	115,500	3,303
Bank of New York Mellon Corp/The	12,313	560
Berkshire Hathaway Inc, Cl B *	29,780	9,195
BlackRock Inc	2,461	1,647
Brown & Brown Inc	3,839	220
Capital One Financial Corp	6,398	615
Cboe Global Markets Inc	1,727	232
Charles Schwab Corp/The	25,316	1,326
Chubb Ltd	6,893	1,339
Cincinnati Financial Corp	2,503	281
Citigroup Inc	32,220	1,511
Citizens Financial Group Inc	8,108	246
CME Group Inc, Cl A	5,972	1,144
Comerica Inc	2,283	99
Discover Financial Services	4,408	436
Everest Re Group Ltd	673	241
Eversource Energy	5,601	438
FactSet Research Systems Inc	674	280
Fidelity National Information Services Inc, Cl B	9,635	523
Fifth Third Bancorp	11,019	294
First Republic Bank/CA *	2,935	41
Fiserv Inc, Cl A *	10,577	1,196
FleetCor Technologies Inc *	1,244	262
Franklin Resources Inc	5,343	144
Global Payments Inc	4,359	459
Globe Life Inc	1,600	176
Goldman Sachs Group Inc/The	5,655	1,850
Hartford Financial Services Group Inc/The	5,099	355
Huntington Bancshares Inc/OH	23,662	265
Intercontinental Exchange Inc	9,308	971
Invesco Ltd	8,378	137
Jack Henry & Associates Inc	1,150	173
JPMorgan Chase & Co	48,498	6,320
KeyCorp	14,812	185
Lincoln National Corp	2,895	65
Loews Corp	3,155	183

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M&T Bank Corp	2,776	$332
MarketAxess Holdings Inc	653	256
Marsh & McLennan Cos Inc	8,215	1,368
Mastercard Inc, Cl A	13,970	5,077
MetLife Inc	11,011	638
Moody's Corp	2,662	815
Morgan Stanley	21,628	1,899
MSCI Inc, Cl A	1,299	727
Nasdaq Inc, Cl A	5,591	306
Northern Trust Corp	3,322	293
PayPal Holdings Inc *	18,959	1,440
PNC Financial Services Group Inc/The	6,581	836
Principal Financial Group Inc, Cl A	3,767	280
Progressive Corp/The	9,768	1,397
Prudential Financial Inc	5,960	493
Raymond James Financial Inc	3,193	298
Regions Financial Corp	14,934	277
S&P Global Inc	5,461	1,883
Synchrony Financial	7,144	208
T Rowe Price Group Inc	3,589	405
Travelers Cos Inc/The	3,904	669
Truist Financial Corp	22,248	759
US Bancorp	22,670	817
Visa Inc, Cl A	26,918	6,069
W R Berkley Corp	3,357	209
Wells Fargo & Co	63,011	2,355
Willis Towers Watson PLC	1,738	404
Zions Bancorp NA	2,733	82

		73,414
Health Care — 11.8%
Abbott Laboratories	28,853	2,922
AbbVie Inc	29,292	4,668
Agilent Technologies Inc	5,009	693
Align Technology Inc *	1,198	400
AmerisourceBergen Corp, Cl A	2,599	416
Amgen Inc, Cl A	8,854	2,140
Baxter International Inc	8,249	335
Becton Dickinson & Co	4,758	1,178
Biogen Inc *	2,436	677
Bio-Rad Laboratories Inc, Cl A *	333	160
Bio-Techne Corp	2,692	200
Boston Scientific Corp *	23,984	1,200
Bristol-Myers Squibb Co	35,310	2,447
Cardinal Health Inc	4,323	326
Catalent Inc *	2,977	196
Centene Corp *	9,082	574
Charles River Laboratories International Inc *	865	175
Cigna Group/The	4,904	1,253
Cooper Cos Inc/The, Cl A	766	286
CVS Health Corp	21,247	1,579
Danaher Corp, Cl A	10,862	2,738

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DaVita Inc *	915	$74
DENTSPLY SIRONA Inc	3,821	150
Dexcom Inc *	6,466	751
Edwards Lifesciences Corp, Cl A *	10,351	856
Elevance Health Inc	3,916	1,801
Eli Lilly & Co	13,074	4,490
GE HealthCare Technologies Inc *	5,843	479
Gilead Sciences Inc	20,655	1,714
HCA Healthcare Inc	3,553	937
Henry Schein Inc *	2,449	200
Hologic Inc *	4,029	325
Humana Inc	2,065	1,002
IDEXX Laboratories Inc *	1,343	672
Illumina Inc *	2,637	613
Incyte Corp *	3,271	236
Insulet Corp *	1,200	383
Intuitive Surgical Inc *	5,782	1,477
IQVIA Holdings Inc *	3,115	620
Johnson & Johnson	43,252	6,704
Laboratory Corp of America Holdings	1,453	333
McKesson Corp	2,308	822
Medtronic PLC	22,087	1,781
Merck & Co Inc	41,911	4,459
Mettler-Toledo International Inc *	360	551
Moderna Inc *	5,581	857
Molina Healthcare Inc *	960	257
Organon & Co	4,792	113
PerkinElmer Inc	2,083	278
Pfizer Inc	92,922	3,791
Quest Diagnostics Inc	1,796	254
Regeneron Pharmaceuticals Inc *	1,751	1,439
ResMed Inc	2,364	518
STERIS PLC	1,674	320
Stryker Corp	5,612	1,602
Teleflex Inc	800	203
Thermo Fisher Scientific Inc	6,449	3,717
UnitedHealth Group Inc	15,487	7,319
Universal Health Services Inc, Cl B	1,192	151
Vertex Pharmaceuticals Inc *	4,295	1,353
Viatris Inc, Cl W	19,783	190
Waters Corp *	946	293
West Pharmaceutical Services Inc	1,179	408
Zimmer Biomet Holdings Inc	3,373	436
Zoetis Inc, Cl A	7,717	1,284

		80,776
Industrials — 7.2%
3M Co	9,217	969
A O Smith Corp	2,310	160
Alaska Air Group Inc *	2,214	93
Allegion plc	1,433	153
American Airlines Group Inc *	11,581	171
AMETEK Inc	3,710	539

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	6,892	$1,534
Boeing Co/The *	9,287	1,973
Broadridge Financial Solutions Inc	1,934	283
Carrier Global Corp	14,042	642
Caterpillar Inc, Cl A	8,638	1,977
CH Robinson Worldwide Inc	2,098	208
Cintas Corp	1,398	647
Copart Inc *	6,905	519
CoStar Group Inc *	6,559	452
CSX Corp	35,214	1,054
Cummins Inc	2,380	569
Deere & Co	4,502	1,859
Delta Air Lines Inc, Cl A *	10,287	359
Dover Corp	2,241	341
Eaton Corp PLC	6,592	1,129
Emerson Electric Co	9,420	821
Equifax Inc	1,965	399
Expeditors International of Washington Inc	2,592	285
Fastenal Co, Cl A	9,231	498
FedEx Corp	3,795	867
Fortive Corp	5,670	387
Generac Holdings Inc *	1,183	128
General Dynamics Corp	3,764	859
General Electric Co	18,182	1,738
Honeywell International Inc	11,032	2,108
Howmet Aerospace Inc	6,032	256
Huntington Ingalls Industries Inc, Cl A	673	139
IDEX Corp	1,248	288
Illinois Tool Works Inc	4,663	1,135
Ingersoll Rand Inc	6,479	377
Jacobs Solutions Inc	2,032	239
JB Hunt Transport Services Inc	1,387	243
Johnson Controls International PLC	11,585	698
L3Harris Technologies Inc	3,187	625
Leidos Holdings Inc	2,204	203
Lockheed Martin Corp	3,723	1,760
Masco Corp	4,059	202
Nordson Corp	963	214
Norfolk Southern Corp	3,771	799
Northrop Grumman Corp	2,361	1,090
Old Dominion Freight Line Inc, Cl A	1,463	499
Otis Worldwide Corp	7,035	594
PACCAR Inc	8,750	641
Parker-Hannifin Corp, Cl A	2,086	701
Paychex Inc	5,391	618
Pentair PLC	2,664	147
Quanta Services Inc	2,283	380
Raytheon Technologies Corp	24,231	2,373
Republic Services Inc	3,298	446
Robert Half International Inc	1,884	152
Rockwell Automation Inc	1,955	574
Rollins Inc	4,220	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Snap-on Inc	918	$227
Southwest Airlines Co, Cl A	9,727	317
Stanley Black & Decker Inc	2,399	193
Textron Inc	3,686	260
Trane Technologies PLC	3,837	706
TransDigm Group Inc *	837	617
Union Pacific Corp	10,085	2,030
United Airlines Holdings Inc *	5,378	238
United Parcel Service Inc, Cl B	12,076	2,343
United Rentals Inc	1,118	442
Verisk Analytics Inc, Cl A	2,515	483
Waste Management Inc	6,087	993
Westinghouse Air Brake Technologies Corp	2,962	299
WW Grainger Inc	725	499
Xylem Inc/NY	2,866	300

		49,219
Information Technology — 21.5%
Accenture PLC, Cl A	10,453	2,988
Adobe Inc *	7,538	2,905
Advanced Micro Devices Inc *	26,658	2,613
Akamai Technologies Inc *	2,563	201
Amphenol Corp, Cl A	9,975	815
Analog Devices Inc	8,420	1,661
ANSYS Inc *	1,440	479
Apple Inc	246,259	40,608
Applied Materials Inc	13,892	1,706
Arista Networks Inc *	4,100	688
Autodesk Inc, Cl A *	3,610	751
Broadcom Inc	6,961	4,466
Cadence Design Systems Inc *	4,564	959
CDW Corp/DE	2,178	424
Ceridian HCM Holding Inc *	2,606	191
Cisco Systems Inc	67,980	3,554
Cognizant Technology Solutions Corp, Cl A	8,307	506
Corning Inc, Cl B	12,234	432
DXC Technology Co *	4,309	110
Enphase Energy Inc *	2,188	460
EPAM Systems Inc *	918	274
F5 Inc, Cl A *	1,049	153
Fair Isaac Corp *	400	281
First Solar Inc *	1,600	348
Fortinet Inc *	10,900	724
Gartner Inc *	1,271	414
Gen Digital Inc	10,309	177
Hewlett Packard Enterprise Co	21,024	335
HP Inc	14,221	417
Intel Corp	68,562	2,240
International Business Machines Corp	15,028	1,970
Intuit Inc	4,622	2,061
Juniper Networks Inc	5,854	202
Keysight Technologies Inc *	2,887	466
KLA Corp	2,310	922

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lam Research Corp	2,227	$1,181
Microchip Technology Inc	9,239	774
Micron Technology Inc	18,244	1,101
Microsoft Corp	123,206	35,520
Monolithic Power Systems Inc	770	385
Motorola Solutions Inc	2,814	805
NetApp Inc	3,476	222
NVIDIA Corp	40,718	11,310
ON Semiconductor Corp *	7,299	601
Oracle Corp, Cl B	25,517	2,371
Paycom Software Inc *	787	239
PTC Inc *	1,728	222
Qorvo Inc *	1,631	166
QUALCOMM Inc	18,403	2,348
Roper Technologies Inc	1,723	759
Salesforce Inc *	16,528	3,302
Seagate Technology Holdings PLC	3,405	225
ServiceNow Inc *	3,307	1,537
Skyworks Solutions Inc	2,646	312
SolarEdge Technologies Inc *	964	293
Synopsys Inc *	2,491	962
Teledyne Technologies Inc *	790	353
Teradyne Inc	2,588	278
Texas Instruments Inc	15,004	2,791
Trimble Inc *	4,028	211
Tyler Technologies Inc *	709	251
VeriSign Inc *	1,512	320
Western Digital Corp *	5,724	216
Zebra Technologies Corp, Cl A *	877	279

		146,835
Materials — 2.2%
Air Products and Chemicals Inc	3,719	1,068
Albemarle Corp	1,890	418
Amcor PLC	24,372	277
Avery Dennison Corp	1,419	254
Ball Corp	5,190	286
Celanese Corp, Cl A	1,626	177
CF Industries Holdings Inc	3,236	235
Corteva Inc	12,004	724
Dow Inc	11,817	648
DuPont de Nemours Inc	7,545	542
Eastman Chemical Co	2,110	178
Ecolab Inc	4,110	680
FMC Corp	2,062	252
Freeport-McMoRan Inc, Cl B	23,912	978
International Flavors & Fragrances Inc	4,082	375
International Paper Co	5,808	209
Linde PLC	8,120	2,886
LyondellBasell Industries NV, Cl A	4,075	383
Martin Marietta Materials Inc, Cl A	992	352
Mosaic Co/The	5,556	255
Newmont Corp	12,855	630

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nucor Corp	4,262	$658
Packaging Corp of America	1,635	227
PPG Industries Inc	3,789	506
Sealed Air Corp	2,657	122
Sherwin-Williams Co/The, Cl A	3,941	886
Steel Dynamics Inc	2,751	311
Vulcan Materials Co	2,131	366
Westrock Co	4,612	141

		15,024
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	2,395	301
American Tower Corp, Cl A ‡	7,727	1,579
AvalonBay Communities Inc ‡	2,245	377
Boston Properties Inc ‡	2,611	141
Camden Property Trust ‡	1,900	199
CBRE Group Inc, Cl A *	5,083	370
Crown Castle Inc ‡	7,263	972
Digital Realty Trust Inc, Cl A ‡	4,641	456
Equinix Inc ‡	1,511	1,090
Equity Residential ‡	5,609	337
Essex Property Trust Inc ‡	1,115	233
Extra Space Storage Inc ‡	2,141	349
Federal Realty Investment Trust ‡	1,352	134
Healthpeak Properties Inc ‡	9,561	210
Host Hotels & Resorts Inc ‡	12,723	210
Invitation Homes Inc ‡	9,500	297
Iron Mountain Inc ‡	4,778	253
Kimco Realty Corp ‡	10,974	214
Mid-America Apartment Communities Inc ‡	1,839	278
Prologis Inc ‡	15,337	1,914
Public Storage ‡	2,669	806
Realty Income Corp ‡	10,474	663
Regency Centers Corp ‡	2,794	171
SBA Communications Corp, Cl A ‡	1,781	465
Simon Property Group Inc ‡	5,502	616
UDR Inc ‡	5,095	209
Ventas Inc ‡	6,537	283
VICI Properties Inc, Cl A ‡	16,856	550
Welltower Inc ‡	7,941	569
Weyerhaeuser Co ‡	11,805	356

		14,602
Utilities — 2.3%
AES Corp/The	10,955	264
Alliant Energy Corp	4,129	220
Ameren Corp	4,129	357
American Electric Power Co Inc	8,648	787
American Water Works Co Inc	3,223	472
Atmos Energy Corp	2,507	282
CenterPoint Energy Inc	10,382	306
CMS Energy Corp	4,787	294
Consolidated Edison Inc	5,728	548

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Dynamic Asset Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Energy Corp	5,260	$413
Dominion Energy Inc	13,948	780
DTE Energy Co	3,095	339
Duke Energy Corp	12,785	1,233
Edison International	6,127	433
Entergy Corp	3,247	350
Evergy Inc	3,743	229
Exelon Corp	16,609	696
FirstEnergy Corp	8,673	347
NextEra Energy Inc	33,021	2,545
NiSource Inc	6,644	186
NRG Energy Inc	4,296	147
PG&E Corp *	25,827	418
Pinnacle West Capital Corp	1,817	144
PPL Corp	12,144	337
Public Service Enterprise Group Inc	8,040	502
Sempra Energy	5,311	803
Southern Co/The	18,185	1,265
WEC Energy Group Inc	5,079	481
Xcel Energy Inc	8,859	597

		15,775
Total Common Stock
(Cost $273,732) ($ Thousands)		566,727

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.2%

China — 0.1%
NXP Semiconductors NV	4,315	$805

Switzerland — 0.1%
TE Connectivity Ltd	5,361	703

Total Foreign Common Stock
(Cost $1,213) ($ Thousands)		1,508

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	9,276,290	9,276

Total Cash Equivalent
(Cost $9,276) ($ Thousands)		9,276

Total Investments in Securities — 84.5%
(Cost $284,221) ($ Thousands)		$577,511

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	387	Jun-2023	$75,917	$80,065	$4,148

A list of the open OTC swap agreements held by the Fund at March 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
GOLDMAN SACHS^	GSINFCI1M23 05/30/23	3 MONTH TREASURY BILL RATE + 7.5 BPS	POSITIVE INDEX RETURN	Quarterly	5/30/2023	USD	48,097	$(2,644)	$–	$(2,644)
GOLDMAN SACHS^	PAYB +BCOMTR/0.075%	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Quarterly	6/10/2023	USD	47,000	580	–	580
								$(2,064)	$–	$(2,064)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	2/27/2033	USD	103,200	$(36)	$–	$(36)

SEI Institutional Managed Trust

Percentages are based on Net Assets of $683,383 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2023.

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	566,727	–	–	566,727
Foreign Common Stock	1,508	–	–	1,508
Cash Equivalent	9,276	–	–	9,276
Total Investments in Securities	577,511	–	–	577,511

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,148	–	–	4,148
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	580	–	580
Unrealized Depreciation	–	(2,644)	–	(2,644)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(36)	–	(36)
Total Other Financial Instruments	4,148	(2,100)	–	2,048

*	Futures contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,875	$41,749	$(39,348)	$—	$—	$9,276	$122	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 20.9%

Communication Services — 0.5%
Clear Channel Outdoor Holdings Inc, Cl A *	17,350	$21
Live Nation Entertainment Inc *	9,166	642
Pinterest Inc, Cl A *	11,623	317
Take-Two Interactive Software Inc, Cl A *	5,584	666
United States Cellular Corp *	2,301	48
Urban One	8,259	45
Urban One, Cl A	6,442	49
WideOpenWest Inc *	3,977	42
Windstream Services *(A)	5,206	45

		1,875
Consumer Discretionary — 1.8%
ADT Inc	1,613	12
American Eagle Outfitters Inc	71,568	962
Capri Holdings Ltd *	1,449	68
Crocs Inc *	483	61
Dave & Buster's Entertainment Inc *	43,014	1,583
Everi Holdings Inc *	8,336	143
Full House Resorts *	36,025	260
Golden Entertainment Inc *	1,421	62
Guitar Center *(A)(B)	2,167	399
iRobot *	204	9
Monitronics International Inc *(A)	18,437	56
PlayAGS Inc *	15,463	111
RH *	2,621	638
TravelCenters of America Inc *	605	52
Ulta Beauty Inc *	1,207	659

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vail Resorts Inc	8,247	$1,927

		7,002
Consumer Staples — 0.5%
Dollar General Corp	1,057	222
Keurig Dr Pepper Inc	35,762	1,262
United Natural Foods Inc *	14,807	390

		1,874
Energy — 1.6%
APA Corp	18,416	664
Comstock Resources Inc	15,061	163
Diamondback Energy Inc, Cl A	13,452	1,818
OKEA	39,879	120
Parker Drilling Co *(A)(B)	4,414	49
RPC Inc	194,722	1,497
Seadrill *	14,652	589
Transocean Ltd *	98,467	626
Valaris *	4,755	309

		5,835
Financials — 2.8%
Broadmark Realty Capital ‡	12,267	58
Capital One Financial Corp	6,682	642
Evercore Inc, Cl A	16,120	1,860
Fidelity National Information Services Inc, Cl B	23,108	1,256
Focus Financial Partners Inc, Cl A *	23,952	1,242
Goldman Sachs Group Inc/The	5,841	1,911
KKR & Co Inc	12,118	636
MoneyGram International Inc *	106,195	1,107
Penney Borrower LLC *(A)	3,070	16
Robinhood Markets Inc, Cl A *	167,136	1,623
Stifel Financial Corp	12,799	756

		11,107
Health Care — 1.7%
Carestream Health Holdings Inc *(A)	5,876	114
Catalent Inc *	981	64
CVS Health Corp	31,251	2,322
Horizon Therapeutics Plc *	33,183	3,622
Oak Street Health Inc *	4,689	181
Provention Bio Inc *	18,372	443

		6,746
Industrials — 2.3%
Dycom Industries Inc *	13,087	1,226
KBR Inc	9,020	497
Maxar Technologies Inc	54,569	2,786
Spirit AeroSystems Holdings Inc, Cl A	72,379	2,499
Spirit Airlines Inc	488	8
Stanley Black & Decker Inc	8,353	673
Univar Solutions Inc *	38,402	1,345

		9,034

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 4.3%
Aquity Holdings Inc *(A)	3,945	$43
Black Knight Inc *	49,944	2,875
Cirrus Logic Inc *	9,602	1,050
CommScope Holding Co Inc *	3,866	25
Entegris Inc	21,959	1,801
Everbridge Inc *	19,046	660
Gitlab, Cl A *	18,652	640
New Relic Inc *	17,671	1,330
SentinelOne Inc, Cl A *	38,705	633
Twilio Inc, Cl A *	9,898	659
Vishay Intertechnology Inc (K)	112,843	2,553
VMware Inc, Cl A *	7,008	875
Vontier Corp	47,925	1,310
Zoom Video Communications Inc, Cl A *	33,627	2,483

		16,937
Materials — 3.3%
Alcoa Corp (K)	50,188	2,136
Arctic Canadian Diamond Company Ltd *(A)	228	85
Century Aluminum Co *	250,174	2,502
Constellium, Cl A *	132,760	2,028
Freeport-McMoRan Inc, Cl B (K)	60,325	2,468
Hudbay Minerals (K)	185,258	973
Libbey Glass Inc. *(A)	1,227	12
Lynas Rare Earths *	199,273	850
Olin Corp	32,962	1,829

		12,883
Real Estate — 1.8%
Copper Property Pass-Through Certificates *(A)	18,673	198
Hudson Pacific Properties Inc ‡	20,173	134
Kimco Realty Corp ‡	133,942	2,616
Park Hotels & Resorts Inc ‡	78,246	967
Regency Centers Corp ‡	10,886	666
Sabra Health Care REIT Inc ‡	219,893	2,529

		7,110
Utilities — 0.3%
Lumileds Common Bright Bidco *	964	12
PNM Resources Inc	23,446	1,141

		1,153
Total Common Stock
(Cost $79,755) ($ Thousands)		81,556

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 17.7%
Communication Services — 1.6%
Altice France
5.500%, 10/15/2029 (C)	$310	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Altice France Holding
10.500%, 05/15/2027 (C)	$95	$72
AMC Entertainment Holdings
6.125%, 05/15/2027	55	21
Audacy Capital
6.750%, 03/31/2029 (C)	335	24
6.500%, 05/01/2027 (C)	220	16
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (C)	605	400
CCO Holdings
7.375%, 03/01/2031 (C)	465	458
6.375%, 09/01/2029 (C)	287	274
5.375%, 06/01/2029 (C)	75	69
4.500%, 08/15/2030 (C)	150	127
4.250%, 02/01/2031 (C)	125	102
4.250%, 01/15/2034 (C)	65	51
Charter Communications Operating
4.400%, 12/01/2061	40	27
3.950%, 06/30/2062	155	98
3.900%, 06/01/2052	100	66
3.700%, 04/01/2051	120	77
Clear Channel International
6.625%, 08/01/2025 (C)	376	366
Comcast
2.987%, 11/01/2063	405	263
2.937%, 11/01/2056	295	196
DISH DBS
7.750%, 07/01/2026	275	181
7.375%, 07/01/2028	185	105
5.750%, 12/01/2028 (C)	320	239
5.250%, 12/01/2026 (C)	25	20
5.125%, 06/01/2029	145	77
Gray Escrow II
5.375%, 11/15/2031 (C)	400	266
Level 3 Financing
10.500%, 05/15/2030 (C)	151	145
4.250%, 07/01/2028 (C)	75	42
Lumen Technologies
4.000%, 02/15/2027 (C)	280	185
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	375	254
Stagwell Global
5.625%, 08/15/2029 (C)	437	383
T-Mobile USA
3.500%, 04/15/2031	210	189
3.375%, 04/15/2029	65	59
Urban One
7.375%, 02/01/2028 (C)	844	767
Verizon Communications
3.000%, 11/20/2060	20	13
2.987%, 10/30/2056	240	156

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	$230	$196
VTR Comunicaciones
5.125%, 01/15/2028 (C)	200	123
Windstream Escrow
7.750%, 08/15/2028 (C)	405	332

		6,676

Consumer Discretionary — 4.0%
1011778 BC ULC
4.375%, 01/15/2028 (C)	260	240
4.000%, 10/15/2030 (C)	197	169
Abercrombie & Fitch Management
8.750%, 07/15/2025 (C)	135	136
Academy
6.000%, 11/15/2027 (C)	252	246
Adient Global Holdings Ltd
7.000%, 04/15/2028 (C)	37	38
4.875%, 08/15/2026 (C)	86	83
Altice Financing
5.750%, 08/15/2029 (C)	225	179
American Greetings
8.750%, 04/15/2025 (C)	225	222
Aramark Services
6.375%, 05/01/2025 (C)	306	308
At Home Group
4.875%, 07/15/2028 (C)	125	85
Bath & Body Works
7.600%, 07/15/2037	5	4
6.750%, 07/01/2036	175	156
6.625%, 10/01/2030 (C)	60	58
Bloomin' Brands
5.125%, 04/15/2029 (C)	220	197
Caesars Entertainment
8.125%, 07/01/2027 (C)	269	274
6.250%, 07/01/2025 (C)	1,390	1,390
Caesars Resort Collection
5.750%, 07/01/2025 (C)	851	851
Carnival
10.500%, 02/01/2026 (C)	95	99
9.875%, 08/01/2027 (C)	270	278
5.750%, 03/01/2027 (C)	15	12
4.000%, 08/01/2028 (C)	45	39
CEC Entertainment
6.750%, 05/01/2026 (C)	375	356
Clarios Global
6.750%, 05/15/2025 (C)	293	296
CMG Media
8.875%, 12/15/2027 (C)	540	408
CSC Holdings
7.500%, 04/01/2028 (C)	100	64
5.750%, 01/15/2030 (C)	90	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dave & Buster's
7.625%, 11/01/2025 (C)	$241	$246
Diamond Sports Group
6.625%, 08/15/2027 (C)(D)	312	4
5.375%, 08/15/2026 (C)(D)	480	26
DirecTV Financing
5.875%, 08/15/2027 (C)	80	72
Empire Resorts
7.750%, 11/01/2026 (C)	510	420
Fertitta Entertainment
6.750%, 01/15/2030 (C)	187	154
Ford Motor Credit
7.350%, 03/06/2030	145	149
5.113%, 05/03/2029	55	52
4.271%, 01/09/2027	30	28
3.815%, 11/02/2027	315	282
2.900%, 02/16/2028	110	95
2.900%, 02/10/2029	70	58
Golden Entertainment
7.625%, 04/15/2026 (C)	860	867
Hyatt Hotels
1.800%, 10/01/2024	1,008	954
Jacobs Entertainment
6.750%, 02/15/2029 (C)	375	328
Las Vegas Sands
3.200%, 08/08/2024	1,112	1,076
2.900%, 06/25/2025	45	43
Liberty Interactive
8.250%, 02/01/2030	605	149
Macy's Retail Holdings
6.125%, 03/15/2032 (C)	94	83
4.500%, 12/15/2034	255	186
McGraw-Hill Education
5.750%, 08/01/2028 (C)	200	174
MGM Resorts International
5.750%, 06/15/2025	291	290
Midwest Gaming Borrower
4.875%, 05/01/2029 (C)	84	73
NCL
8.375%, 02/01/2028 (C)	90	90
7.750%, 02/15/2029 (C)	90	77
5.875%, 03/15/2026 (C)	773	658
5.875%, 02/15/2027 (C)	110	103
PetSmart
7.750%, 02/15/2029 (C)	182	179
QVC
4.750%, 02/15/2027	135	57
4.375%, 09/01/2028	95	38
Royal Caribbean Cruises
11.625%, 08/15/2027 (C)	105	113
5.500%, 08/31/2026 (C)	160	150

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneMor
8.500%, 05/15/2029 (C)	$335	$258
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)	155	148
VZ Secured Financing BV
5.000%, 01/15/2032 (C)	145	118
WW International
4.500%, 04/15/2029 (C)	265	142
Wynn Las Vegas
5.500%, 03/01/2025 (C)	824	809
Yum! Brands
5.375%, 04/01/2032	160	155
3.625%, 03/15/2031	45	40

		15,179

Consumer Staples — 0.9%
Albertsons
7.500%, 03/15/2026 (C)	1,452	1,490
B&G Foods
5.250%, 04/01/2025	344	320
Coca-Cola
2.750%, 06/01/2060	72	51
2.500%, 06/01/2040	145	111
New Albertsons
8.700%, 05/01/2030	235	247
8.000%, 05/01/2031	60	61
Rite Aid
7.500%, 07/01/2025 (C)	50	30
US Foods
6.250%, 04/15/2025 (C)	898	906
Vector Group
5.750%, 02/01/2029 (C)	305	271

		3,487

Energy — 2.5%
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (C)	330	319
Carrizo Oil & Gas
8.250%, 07/15/2025	200	199
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (A)(E)	225	4
Earthstone Energy Holdings
8.000%, 04/15/2027 (C)	210	204
EnLink Midstream
6.500%, 09/01/2030 (C)	25	25
5.625%, 01/15/2028 (C)	80	79
5.375%, 06/01/2029	230	221
EnLink Midstream Partners
8.976%, ICE LIBOR USD 3 Month + 4.110%(F)(G)	208	179
Genesis Energy
8.875%, 04/15/2030	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.000%, 01/15/2027	$245	$242
7.750%, 02/01/2028	160	155
Greenfire Resources
12.000%, 08/15/2025 (C)	189	200
Greensaif Pipelines Bidco Sarl
6.510%, 02/23/2042 (C)	705	742
6.129%, 02/23/2038 (C)	1,381	1,421
KazMunayGas National JSC MTN
5.375%, 04/24/2030	750	669
NGL Energy Operating
7.500%, 02/01/2026 (C)	25	24
NGL Energy Partners
7.500%, 04/15/2026	405	350
6.125%, 03/01/2025	145	130
Northern Oil and Gas
8.125%, 03/01/2028 (C)	200	198
Occidental Petroleum
6.125%, 01/01/2031	360	374
4.625%, 06/15/2045	120	96
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	8
PBF Holding
6.000%, 02/15/2028	444	427
Petroleos Mexicanos
6.500%, 03/13/2027	1,006	915
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,463	951
Rockcliff Energy II
5.500%, 10/15/2029 (C)	444	394
SM Energy
5.625%, 06/01/2025	629	610
Strathcona Resources
6.875%, 08/01/2026 (C)	460	366
Transocean
11.500%, 01/30/2027 (C)	185	191
8.750%, 02/15/2030 (C)	65	66
8.000%, 02/01/2027 (C)	130	117
6.800%, 03/15/2038	175	121
Transocean Titan Financing
8.375%, 02/01/2028 (C)	70	72

		10,102

Financials — 0.8%
AG Issuer
6.250%, 03/01/2028 (C)	180	162
Armor Holdco
8.500%, 11/15/2029 (C)	290	236
Finance of America Funding
7.875%, 11/15/2025 (C)	475	338
Freedom Mortgage
8.250%, 04/15/2025 (C)	398	368
6.625%, 01/15/2027 (C)	230	177

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Point Capital
5.000%, 02/01/2026 (C)		$375	$281
LD Holdings Group
6.500%, 11/01/2025 (C)		360	227
6.125%, 04/01/2028 (C)		200	93
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	16
3.500%, 01/23/2043		280	219
PennyMac Financial Services
5.750%, 09/15/2031 (C)		$40	32
4.250%, 02/15/2029 (C)		340	271
VistaJet Malta Finance
6.375%, 02/01/2030 (C)		265	236
WeWork
7.875%, 05/01/2025 (C)		480	265

			2,921

Health Care — 1.0%
Akumin
7.000%, 11/01/2025 (C)		520	410
Akumin Escrow
7.500%, 08/01/2028 (C)		285	199
APX Group
5.750%, 07/15/2029 (C)		396	354
Bausch Health
6.250%, 02/15/2029 (C)		235	94
5.250%, 01/30/2030 (C)		155	58
5.000%, 02/15/2029 (C)		55	22
4.875%, 06/01/2028 (C)		35	21
Bristol-Myers Squibb
2.550%, 11/13/2050		250	167
Centene
2.625%, 08/01/2031		145	117
2.500%, 03/01/2031		215	174
CHS
6.000%, 01/15/2029 (C)		179	151
5.625%, 03/15/2027 (C)		225	198
Embecta
6.750%, 02/15/2030 (C)		165	150
Endo DAC
9.500%, 07/31/2027 (C)(D)		194	15
6.000%, 06/30/2028 (C)(D)		193	14
5.875%, 10/15/2024 (C)(D)		85	63
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (C)(D)		25	18
Envision Healthcare
8.750%, 10/15/2026 (C)		145	27
Jazz Securities DAC
4.375%, 01/15/2029 (C)		402	370
Lannett
7.750%, 04/15/2026 (C)		550	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medline Borrower
3.875%, 04/01/2029 (C)	$210	$182
Molina Healthcare
4.375%, 06/15/2028 (C)	200	186
Owens & Minor
6.625%, 04/01/2030 (C)	213	183
Par Pharmaceutical
7.500%, 04/01/2027 (C)(D)	80	60
Prime Security Services Borrower
5.250%, 04/15/2024 (C)	294	291
RP Escrow Issuer
5.250%, 12/15/2025 (C)	105	80
Tenet Healthcare
6.125%, 06/15/2030 (C)	150	148

		3,843

Industrials — 2.9%
ADT
4.125%, 06/15/2023	7	7
American Airlines
11.750%, 07/15/2025 (C)	1,781	1,948
5.750%, 04/20/2029 (C)	80	77
Avianca Midco 2
9.000%, 12/01/2028 (C)	368	302
Bombardier
7.875%, 04/15/2027 (C)	231	234
Builders FirstSource
4.250%, 02/01/2032 (C)	240	209
Camelot Return Merger Sub
8.750%, 08/01/2028 (C)	331	307
Delta Air Lines
7.000%, 05/01/2025 (C)	714	732
2.900%, 10/28/2024	467	447
GFL Environmental
4.250%, 06/01/2025 (C)	237	231
3.750%, 08/01/2025 (C)	326	313
JELD-WEN
4.875%, 12/15/2027 (C)	271	231
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(D)	495	–
Neptune Bidco US
9.290%, 04/15/2029 (C)	685	635
Pitney Bowes
7.250%, 03/15/2029 (C)	220	164
6.875%, 03/15/2027 (C)	30	24
Prime Security Services Borrower
5.750%, 04/15/2026 (C)	224	222
Raytheon Technologies
3.030%, 03/15/2052	130	94
2.820%, 09/01/2051	185	128
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	503	504

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Team Health Holdings
6.375%, 02/01/2025 (C)	$110	$66
TransDigm
8.000%, 12/15/2025 (C)	725	739
6.750%, 08/15/2028 (C)	393	397
6.250%, 03/15/2026 (C)	908	909
Transnet SOC
8.250%, 02/06/2028 (C)	1,753	1,744
Tutor Perini
6.875%, 05/01/2025 (C)	175	123
United Airlines
4.625%, 04/15/2029 (C)	115	104
4.375%, 04/15/2026 (C)	115	110
Western Global Airlines
10.375%, 08/15/2025 (C)	90	37

		11,038

Information Technology — 0.5%
Apple
2.700%, 08/05/2051	40	28
2.650%, 05/11/2050	455	321
2.650%, 02/08/2051	75	52
2.375%, 02/08/2041	45	34
Avaya
6.125%, 09/15/2028 (C)(D)	380	36
Boxer Parent
9.125%, 03/01/2026 (C)	238	231
Castle US Holding
9.500%, 02/15/2028 (C)	170	69
CDW
5.500%, 12/01/2024	24	24
CommScope
8.250%, 03/01/2027 (C)	225	184
7.125%, 07/01/2028 (C)	290	214
6.000%, 03/01/2026 (C)	150	145
CommScope Technologies
6.000%, 06/15/2025 (C)	36	34
5.000%, 03/15/2027 (C)	35	26
Endurance International Group Holdings
6.000%, 02/15/2029 (C)	187	126
Intel
3.200%, 08/12/2061	205	136
3.100%, 02/15/2060	60	39
Presidio Holdings
8.250%, 02/01/2028 (C)	300	285
Virtusa
7.125%, 12/15/2028 (C)	219	172

		2,156

Materials — 1.4%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	280	240

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baffinland Iron Mines
8.750%, 07/15/2026 (C)		$465	$444
CEMEX Materials
7.700%, 07/21/2025 (C)		265	266
Cornerstone Chemical
10.250%cash/0% PIK, 09/01/2027 (C)		1,155	1,039
Domtar
6.750%, 10/01/2028 (C)		435	387
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (C)		491	486
Innophos Holdings
9.375%, 02/15/2028 (C)		210	215
Iris Holdings
8.750%cash/0% PIK, 02/15/2026 (C)		5	5
LSB Industries
6.250%, 10/15/2028 (C)		329	293
Mineral Resources
8.125%, 05/01/2027 (C)		105	107
Mineral Resources MTN
8.500%, 05/01/2030 (C)		165	169
8.000%, 11/01/2027 (C)		35	36
Mountain Province Diamonds
9.000%, 12/15/2025 (C)		245	238
Nobian Finance BV
3.625%, 07/15/2026	EUR	105	99
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)		$460	–
Rain CII Carbon
7.250%, 04/01/2025 (C)		530	513
Tacora Resources
8.250%, 05/15/2026 (C)		305	229
Trinseo Materials Operating
5.125%, 04/01/2029 (C)		244	150
Trivium Packaging Finance BV
5.500%, 08/15/2026 (C)		467	448
Tronox
4.625%, 03/15/2029 (C)		640	536

			5,900

Real Estate — 0.8%
American Tower
3.700%, 10/15/2049		25	18
3.100%, 06/15/2050		95	62
2.950%, 01/15/2051		200	128
Crown Castle
3.250%, 01/15/2051		35	24
2.900%, 04/01/2041		215	153
Diversified Healthcare Trust
9.750%, 06/15/2025		104	101
4.750%, 05/01/2024		260	234
4.750%, 02/15/2028		25	17
4.375%, 03/01/2031		300	215

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Park Intermediate Holdings
7.500%, 06/01/2025 (C)	$269	$270
4.875%, 05/15/2029 (C)	180	155
Prologis
3.000%, 04/15/2050	80	56
2.125%, 10/15/2050	150	85
Service Properties Trust
5.500%, 12/15/2027	5	5
5.250%, 02/15/2026	90	79
4.950%, 02/15/2027	206	174
4.950%, 10/01/2029	55	42
4.750%, 10/01/2026	131	109
4.375%, 02/15/2030	490	366
4.350%, 10/01/2024	366	350
3.950%, 01/15/2028	190	148
VICI Properties
5.625%, 05/01/2024 (C)	10	10
4.625%, 06/15/2025 (C)	146	141

		2,942

Utilities — 1.3%
Alexander Funding Trust
1.841%, 11/15/2023 (C)	131	127
Eskom Holdings SOC
7.125%, 02/11/2025	1,550	1,518
Eskom Holdings SOC MTN
6.750%, 08/06/2023	1,038	1,029
Vistra Operations
5.625%, 02/15/2027 (C)	140	136
5.500%, 09/01/2026 (C)	55	53
5.125%, 05/13/2025 (C)	536	522
3.550%, 07/15/2024 (C)	1,403	1,355

		4,740

Total Corporate Obligations
(Cost $76,245) ($ Thousands)		68,984

	Shares
REGISTERED INVESTMENT COMPANIES — 11.6%
Merger Fund , Cl I	2,703,983	45,211
Sprott Physical Uranium Trust	19,864	232

Total Registered Investment Companies
(Cost $43,719) ($ Thousands)		45,443

	Face Amount (Thousands)
SOVEREIGN DEBT — 4.7%

Angolan Government International Bond
8.750%, 04/14/2032(C)	$313	264

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
8.000%, 11/26/2029		$1,387	$1,187
Argentine Republic Government International Bond
1.500%, 07/09/2023(H)		6,167	1,603
Dominican Republic International Bond
7.050%, 02/03/2031(C)		850	863
5.875%, 01/30/2060		1,377	1,051
Finance Department Government of Sharjah MTN
3.625%, 03/10/2033		1,799	1,456
Hungary Government International Bond
6.250%, 09/22/2032		800	815
Iraq Government International Bond
5.800%, 01/15/2028		698	649
Iraq International Bond
5.800%, 01/15/2028		234	218
Ivory Coast Government International Bond
4.875%, 01/30/2032	EUR	650	537
Mexico Government International Bond
6.350%, 02/09/2035		$914	971
4.400%, 02/12/2052		1,799	1,403
Nigeria Government International Bond MTN
8.375%, 03/24/2029		738	607
7.625%, 11/28/2047		800	507
Oman Government International Bond MTN
6.000%, 08/01/2029		1,300	1,305
Panama Government International Bond
6.853%, 03/28/2054		315	323
6.400%, 02/14/2035		500	521
3.870%, 07/23/2060		1,799	1,176
Saudi Government International Bond MTN
3.450%, 02/02/2061		1,799	1,271
South Africa Government Bond
8.875%, 02/28/2035	ZAR	31,476	1,520
Ukraine Government International Bond
1.258%, 08/01/2041 (D)(F)		$758	200

Total Sovereign Debt
(Cost $19,677) ($ Thousands)			18,447

LOAN PARTICIPATIONS — 3.8%
1236904 BC Ltd., Initial Term Loan, 1st Lien
10.135%, LIBOR + 5.500%, 03/04/2027 (F)		256	244
888 Holdings PLC, Facility B (USD), 1st Lien
9.930%, 07/03/2028		214	179
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/2028 (F)		353	280

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
American Airlines, Inc., 2020 Term Loan, 1st Lien
8.260%, 01/29/2027	$125	$122
American Tire Distributors Inc., Initial Term Loan
11.068%, 10/20/2028 (F)	216	188
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.135%, LIBOR + 3.500%, 03/11/2028 (A)(F)	196	168
Aquity Solutions LLC, Term Loan, 1st Lien
10.385%, 09/13/2026 (A)	435	435
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (A)	268	265
Avaya Inc., DIP Term Loan, 1st Lien
12.563%, CME Term SOFR + 8.000%, 08/15/2023 (F)	165	170
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
8.709%, LIBOR + 4.250%, 12/15/2027 (D)(F)(I)	198	47
Avaya Inc., Tranche B-2 Term Loan, 1st Lien
8.459%, LIBOR + 4.000%, 12/15/2027 (D)(F)(I)	171	39
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
8.703%, 07/17/2028 (F)(I)	311	263
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
12.845%, LIBOR + 6.500%, 10/23/2023 (A)(B)(F)	45	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
12.845%, LIBOR + 6.500%, 04/23/2024 (B)(F)	274	254
Carestream Health, Inc., Term Loan, 1st Lien
12.180%, CME Term SOFR + 7.500%, 09/30/2027 (A)(F)	467	269
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.635%, LIBOR + 4.000%, 01/29/2027 (F)	78	50
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 01/29/2027 (F)	146	95
Cengage Learning Inc., Term B Loan, 1st Lien
9.880%, 07/14/2026 (F)	365	337
Cenveo, 1st Lien
12.298%, 12/31/2024 (A)	62	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 01/04/2026 (F)(I)	$341	$204
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.340%, 10/31/2026 (A)(F)	234	229
Cooper's Hawk Intermediate Holding, 2022 Incremental Term Loan, 1st Lien
11.135%, 10/31/2026 (A)	45	44
CoreLogic Inc., Initial Term Loan, 1st Lien
8.188%, 06/02/2028 (F)	384	327
DirecTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 08/02/2027 (F)	229	220
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
12.816%, LIBOR + 7.500%, 07/02/2024 (A)(F)	42	40
12.498%, LIBOR + 7.500%, 07/02/2024 (A)(F)	38	36
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
12.101%, 07/02/2024 (A)(F)	103	96
12.098%, 07/02/2024 (A)(F)	86	81
Domtar Corporation, Initial Term Loan, 1st Lien
10.101%, 11/30/2028 (F)	108	105
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (A)(F)	158	154
Envision Healthcare Corp., First Out Term Loan, 1st Lien
12.605%, CME Term SOFR + 7.875%, 03/31/2027 (F)	95	79
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/2027 (F)(I)	798	190
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.960%, LIBOR + 6.000%, 06/30/2027 (F)	1,152	1,006
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.203%, LIBOR + 4.250%, 03/14/2025 (F)	297	207
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (F)(I)	72	50

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grab Holdings, Inc., Initial Term Loan, 1st Lien
9.140%, LIBOR + 4.500%, 01/29/2026 (F)	$46	$45
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
9.454%, 03/15/2029 (F)	268	239
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (A)(D)(F)	378	—
Jadex Inc., 2021 Refinancing Term Loan, 1st Lien
9.590%, 02/18/2028 (A)(F)(I)	65	58
Libbey Glass LLC, Incremental Term Loan, 1st Lien
8.711%, 11/22/2027	372	372
LifeScan Global Copr., Initial Term Loan, 2nd Lien
14.254%, 10/01/2025 (F)	85	54
LifeScan Global Corp., Initial Term Loan, 1st Lien
10.754%, LIBOR + 6.000%, 10/01/2024 (F)	1,039	775
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
11.965%, LIBOR + 8.125%, 02/16/2025 (F)	402	397
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.554%, CME Term SOFR + 5.750%, 08/18/2028 (A)(F)	78	54
9.651%, LIBOR + 4.750%, 08/18/2028 (A)(F)(I)	522	362
Mcgraw-Hill Education Inc., Initial Term Loan, 1st Lien
9.703%, 07/28/2028 (F)	281	262
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/2028 (F)	197	191
Newport Parent, Inc., Initial Term Loan, 1st Lien
11.230%, 12/10/2027 (F)	223	219
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
9.688%, 02/28/2028 (F)	203	179
PLNTF Holdings LLC, Initial Term Loan, 1st Lien
12.947%, 03/22/2026 (A)	201	190
Pluto Acquistion I, Inc., 2021 Term Loan, 1st Lien
8.953%, 06/22/2026 (A)	240	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PMHC II Inc., Initial Term Loan, 1st Lien
9.076%, 04/23/2029 (F)	$274	$241
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
12.825%, LIBOR + 8.000%, 03/20/2024 (B)(F)	82	64
12.802%, LIBOR + 8.000%, 03/20/2024 (B)(F)	112	86
Pug LLC, Term B-2 Loan, 1st Lien
8.885%, LIBOR + 4.250%, 02/12/2027 (A)(F)(I)	339	242
Pug LLC, USD Term B Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/12/2027 (F)(I)	340	245
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
9.135%, 12/22/2027 (A)(F)	146	129
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.076%, 02/01/2029 (F)	262	213
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1st Lien
7.885%, 09/25/2026 (F)(I)	238	194
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 10/02/2028 (F)	331	231
S&S Holdings, LLC, Initial Term Loan, 1st Lien
9.830%, 03/11/2028 (F)	285	268
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
10.845%, 06/19/2026	203	199
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.752%, LIBOR + 4.000%, 10/06/2028 (F)	317	265
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.580%, CME Term SOFR + 7.000%, 05/13/2027 (F)	542	478
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.868%, CME Term SOFR + 5.250%, 03/02/2027 (F)(I)	553	378
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/29/2026 (F)(I)	211	119
Vida Capital, Inc., Initial Term Loan, 1st Lien
10.840%, 10/01/2026	525	382

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (F)	$355	$310
WW International, Inc., Intial Term Loan, 1st Lien
8.140%, 04/13/2028	35	20
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
8.635%, 10/02/2028 (I)	281	226
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 03/09/2027 (F)(I)	300	243

Total Loan Participations
(Cost $16,554) ($ Thousands)		14,679

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bills
4.931%, 06/08/2023 (J)	600	595
4.736%, 05/18/2023 (J)	3,000	2,982
4.736%, 06/01/2023 (J)	3,500	3,474
4.704%, 06/29/2023 (J)	300	297
4.611%, 06/15/2023 (J)	1,000	991
4.544%, 04/11/2023 (J)	1,000	999
4.542%, 04/18/2023 (J)	3,500	3,493
U.S. Treasury Notes
4.000%, 02/29/2028	519	528

Total U.S. Treasury Obligations
(Cost $13,357) ($ Thousands)		13,359

	Shares
FOREIGN COMMON STOCK — 1.2%

Australia — 0.5%
South32 Ltd	684,161	2,009

Belgium — 0.1%
X-Fab Silicon Foundries *	45,423	429

Canada — 0.1%
NexGen Energy *	131,430	503

Israel — 0.3%
Tower Semiconductor Ltd *	29,243	1,242

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Taiwan — 0.2%
Silicon Motion Technology Corp ADR	10,425	$683

Total Foreign Common Stock
(Cost $5,407) ($ Thousands)		4,866

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.0%
Avaya
8.000% , 12/15/2027(D)	$445	109
Liberty Interactive
4.000% , 11/15/2029	55	8
3.750% , 02/15/2030	229	30
Liberty Latin America
2.000% , 07/15/2024	265	244
North Sea Natural Resources
0.000%, (A)(E)(G)	94	94
Radius Global Infrastructure
2.500% , 09/15/2026(C)	3,167	3,080
Silver Airways LLC
15.000% , 12/31/2027(A)	367	367

Total Convertible Bonds
(Cost $4,336) ($ Thousands)		3,932

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Boardriders Inc., Ser A *(A)(B)(G)	25,646	30
Bowlero *(A)(G)	290	328
Guitar Center *(A)(B)(G)	39	4

		362
Financials — 0.0%
First Republic Bank, 4.125% (G)	3,771	20

Information Technology — 0.1%
Syniverse *(A)(G)	467,193	449

Total Preferred Stock
(Cost $781) ($ Thousands)		831

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.164%, TSFR1M + 4.337%, 06/15/2027(C)(F)	$245	$236
TRTX, Ser 2021-FL4, Cl D
8.309%, ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(C)(F)	100	92
TRTX, Ser 2021-FL4, Cl E
9.059%, ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(C)(F)	100	91

		419
Total Mortgage-Backed Securities
(Cost $444) ($ Thousands)		419

	Number of Warrants
WARRANTS — 0.1%
Accretion Acquisition, Expires 03/04/2028
Strike Price $11.50 *	46,548	2
Achari Ventures Holdings I, Expires 10/18/2026
Strike Price $11.50 *	48,686	2
Aetherium Acquisition, Expires 01/24/2028
Strike Price $11.50 *	15,770	–
ALSP Orchid Acquisition I, Expires 12/03/2028
Strike Price $11.50 *	18,864	1
Altimar Acquisition III, Expires 01/03/2029
Strike Price $11.50 *	2,861	–
Anzu Special Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	11,611	–
APx Acquisition I, Expires 08/22/2028
Strike Price $11.50 *	21,464	2
Bannix Acquisition, Expires 08/03/2026
Strike Price $11.50 *	49,736	1
Blockchain Moon Acquisition, Expires 10/17/2026
Strike Price $11.50 *	4,486	–
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $11.50 *	5,848	–
BurTech Acquisition, Expires 12/21/2026
Strike Price $11.50 *	52,428	2
BYTE Acquisition, Expires 01/03/2029
Strike Price $11.50 *	7,294	1
Capitalworks Emerging Markets Acquisition, Expires 04/30/2028
Strike Price $11.50 *	18,598	1
Catcha Investment, Expires 01/03/2028
Strike Price $11.50 *	11,652	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
CF Acquisition VIII, Expires 01/03/2028
Strike Price $11.50 *	2,768	$–
Consilium Acquisition I, Expires 06/04/2027
Strike Price $11.50 *	39,874	1
Data Knights Acquisition, Expires 01/03/2029
Strike Price $11.50 *	23,366	–
DHC Acquisition, Expires 01/03/2028
Strike Price $11.50 *	15,760	1
Digital Transformation Opportunities, Expires 04/03/2028
Strike Price $11.50 *	24,294	1
Financial Strategies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	137,915	5
Finnovate Acquisition, Expires 10/03/2026
Strike Price $11.50 *	32,229	1
Fintech Ecosystem Development, Expires 01/03/2029
Strike Price $11.50 *	3,756	–
FOXO Technologies, Expires 08/04/2027
Strike Price $11.50 *	15,647	1
Fusion Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	42,415	1
GigCapital5, Expires 01/03/2029
Strike Price $11.50 *	86,918	2
Globalink Investment, Expires 12/06/2026
Strike Price $11.50 *	121,483	1
Goal Acquisitions, Expires 02/14/2026
Strike Price $11.50 *	84,168	3
Golden Arrow Merger, Expires 08/03/2026
Strike Price $11.50 *	7,511	–
Greenfire Resources, Expires 08/15/2026
Strike Price $– *(A)	272	109
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)	574	50
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)	574	29
HCM ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	11,149	–
Inception Growth Acquisition, Expires 10/18/2026
Strike Price $11.50 *	21,147	–
Innovative International Acquisition, Expires 07/04/2028
Strike Price $11.50 *	13,586	1
Investcorp Europe Acquisition I, Expires 11/26/2028
Strike Price $11.50 *	4,069	–
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $11.50 *	6,739	1

SEI Institutional Managed Trust

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Kalera, Expires 07/01/2027
Strike Price $11.50 *	31,885	$1
LAMF Global Ventures I, Expires 11/14/2026
Strike Price $11.50 *	72	–
Minority Equality Opportunities Acquisition, Expires 05/02/2023
Strike Price $11.50 *	87,572	4
Monterey Bio Acquisition, Expires 06/10/2023
Strike Price $11.50 *	30,129	1
Nogin, Expires 08/29/2027
Strike Price $11.50 *	3,958	–
Northern Star Investment IV, Expires 01/03/2028
Strike Price $11.50 *	476	–
Nova Vision Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,235	1
Oxbridge Acquisition, Expires 08/15/2026
Strike Price $11.50 *	23,574	1
Parabellum Acquisition, Expires 10/03/2026
Strike Price $11.50 *	51,450	1
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $11.50 *	3,027	–
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $11.50 *	23,925	1
Progress Acquisition, Expires 01/03/2028
Strike Price $11.50 *	33,151	1
Seaport Global Acquisition II, Expires 11/20/2026
Strike Price $11.50 *	29,322	1
SEP Acquisition, Expires 07/30/2026
Strike Price $11.50 *	21,457	1
Spree Acquisition 1, Expires 12/25/2028
Strike Price $11.50 *	11,933	–
SpringBig Holdings, Expires 06/17/2027
Strike Price $11.50 *	2,210	–
Springwater Special Situations, Expires 04/15/2026
Strike Price $11.50 *	3,030	–
Tailwind International Acquisition, Expires 03/04/2028
Strike Price $11.50 *	108,719	2
Technology & Telecommunication Acquisition, Expires 02/18/2027
Strike Price $11.50 *	3,937	–
TG Venture Acquisition, Expires 08/16/2023
Strike Price $11.50 *	12,736	1
Trine II Acquisition, Expires 01/03/2028
Strike Price $11.50 *	4,586	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Twelve Seas Investment II, Expires 03/05/2028
Strike Price $11.50 *	24,081	$1
Williams Rowland Acquisition, Expires 12/14/2026
Strike Price $11.50 *	48,789	2
Windstream Services
Strike Price $– *‡‡(A)	5,809	50
WinVest Acquisition, Expires 08/12/2026
Strike Price $11.50 *	46,640	1

Total Warrants
(Cost $714) ($ Thousands)		289

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.0%
Other Asset-Backed Securities — 0.0%

STWD, Ser 2021-FL2, Cl D
7.509%, ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(C)(F)	$100	84
STWD, Ser 2021-FL2, Cl E
8.259%, ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(C)(F)	100	87

Total Asset-Backed Securities
(Cost $200) ($ Thousands)		171

	Shares
CASH EQUIVALENTS — 26.8%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
4.408%**	1,640,513	1,641
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	103,022,071	103,022

Total Cash Equivalents
(Cost $104,663) ($ Thousands)		104,663

PURCHASED OPTIONS — 0.4%
Total Purchased Options
(Cost $1,301) ($ Thousands)		1,368

Total Investments in Securities — 91.9%
(Cost $367,153) ($ Thousands)		$359,007

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (7.2)%
Communication Services — (0.5)%
Interpublic Group of Cos Inc/The	(21,269)	$(792)
Shutterstock Inc	(2,694)	(195)
Yelp Inc, Cl A *	(35,531)	(1,091)

		(2,078)

Consumer Discretionary — (2.5)%
BorgWarner Inc	(16,198)	(795)
Caesars Entertainment Inc *	(16,297)	(795)
Dick's Sporting Goods Inc	(4,465)	(634)
Gentex Corp	(13,826)	(388)
Hilton Grand Vacations Inc *	(16,686)	(741)
Home Depot Inc/The	(2,711)	(800)
Hyatt Hotels Corp, Cl A *	(1,671)	(187)
Lear Corp	(5,693)	(794)
Lennar Corp, Cl A	(6,068)	(638)
Marriott International Inc/MD, Cl A	(1,121)	(186)
MGM Resorts International	(17,796)	(790)
Papa John's International Inc, Cl A	(4,155)	(311)
Red Rock Resorts Inc, Cl A	(11,932)	(532)
Stitch Fix Inc, Cl A *	(164,969)	(843)
Target Hospitality Corp *	(625)	(8)
Urban Outfitters Inc *	(23,039)	(639)
Visteon Corp *	(2,396)	(376)
Wingstop Inc, Cl A	(1,007)	(185)
YETI Holdings Inc *	(5,675)	(227)

		(9,869)

Consumer Staples — (0.2)%
Albertsons Cos Inc, Cl A	(47,772)	(993)

Energy — (0.2)%
Hess Corp	(2,388)	(316)
Schlumberger NV, Cl A	(6,445)	(317)

		(633)

Financials — (0.2)%
Affirm Holdings Inc, Cl A *	(35,692)	(402)
Coinbase Global Inc, Cl A *	(2,701)	(183)
TriplePoint Venture Growth BDC	(12,317)	(149)

		(734)

Health Care — (0.3)%
Demant A/S *	(17,294)	(606)
Hims & Hers Health Inc *	(18,932)	(188)
Merit Medical Systems Inc *	(2,625)	(194)

		(988)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Industrials — (0.9)%
AECOM	(2,245)	$(189)
Caterpillar Inc, Cl A	(3,483)	(797)
Delta Air Lines Inc, Cl A *	(2,800)	(98)
Lockheed Martin Corp	(661)	(312)
Rockwell Automation Inc	(2,711)	(796)
Saia Inc *	(695)	(189)
United Airlines Holdings Inc *	(2,144)	(95)
United Parcel Service Inc, Cl B	(4,110)	(797)
Westinghouse Air Brake Technologies Corp	(1,925)	(195)

		(3,468)

Information Technology — (2.0)%
Altair Engineering Inc, Cl A *	(2,709)	(195)
Atlassian Corp Ltd, Cl A *	(1,908)	(327)
Axcelis Technologies Inc *	(1,204)	(160)
Corning Inc, Cl B	(14,110)	(498)
Corsair Gaming *	(59,126)	(1,085)
Crowdstrike Holdings Inc, Cl A *	(1,396)	(192)
Datadog Inc, Cl A *	(4,456)	(324)
Dynatrace Inc *	(12,100)	(512)
HP Inc	(10,922)	(321)
Microchip Technology Inc	(9,480)	(794)
Microsoft Corp	(1,102)	(318)
MongoDB Inc, Cl A *	(1,411)	(329)
ON Semiconductor Corp *	(7,760)	(639)
SiTime Corp *	(1,402)	(199)
Smartsheet Inc, Cl A *	(13,521)	(646)
Vishay Intertechnology Inc	(14,079)	(318)
Xerox Holdings Corp	(58,722)	(904)

		(7,761)

Materials — (0.1)%
PureCycle Technologies *	(34,470)	(241)

Real Estate — (0.3)%
Lamar Advertising Co, Cl A	(12,838)	(1,282)

Total Common Stock Sold Short
(Proceeds $27,403) ($ Thousands)		(28,047)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.3)%
Communication Services — (0.1)%
Clear Channel Outdoor Holdings Inc
5.125%, 08/15/2027 (C)	$(290)	(260)

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
iHeartCommunications
8.375%, 05/01/2027	$(20)	$(15)
Zayo Group Holdings Inc
6.125%, 03/01/2028 (C)	(91)	(55)
		(330)
Consumer Discretionary — (0.8)%
Advantage Sales & Marketing
6.500%, 11/15/2028 (C)	(100)	(76)
At Home Group
7.125%, 07/15/2029 (C)	(135)	(77)
Caesars Entertainment
7.000%, 02/15/2030 (C)	(345)	(351)
Carrols Restaurant Group
5.875%, 07/01/2029 (C)	(16)	(13)
Fertitta Entertainment
4.625%, 01/15/2029 (C)	(372)	(326)
Hanesbrands
9.000%, 02/15/2031 (C)	(351)	(359)
Michaels
7.875%, 05/01/2029 (C)	(157)	(110)
5.250%, 05/01/2028 (C)	(105)	(88)
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (C)	(387)	(354)
Newell Brands
6.625%, 09/15/2029	(325)	(328)
6.375%, 09/15/2027	(95)	(96)
Scientific Games Holdings
6.625%, 03/01/2030 (C)	(296)	(262)
Univision Communications
7.375%, 06/30/2030 (C)	(269)	(254)
Wynn Resorts Finance
7.125%, 02/15/2031 (C)	(280)	(284)
		(2,978)
Consumer Staples — (0.0)%
B&G Foods
5.250%, 09/15/2027	(210)	(180)

Energy — (0.1)%
Callon Petroleum
8.000%, 08/01/2028 (C)	(130)	(129)
Southwestern Energy
5.375%, 03/15/2030	(165)	(155)
		(284)
Financials — (0.1)%
MPH Acquisition Holdings
5.750%, 11/01/2028 (C)	(125)	(90)
5.500%, 09/01/2028 (C)	(290)	(231)
		(321)
Health Care — (0.2)%
AthenaHealth Group
6.500%, 02/15/2030 (C)	(202)	(164)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Charles River Laboratories International
4.000%, 03/15/2031 (C)	$(105)	$(92)
3.750%, 03/15/2029 (C)	(195)	(173)
Embecta
5.000%, 02/15/2030 (C)	(5)	(4)
Select Medical
6.250%, 08/15/2026 (C)	(441)	(428)
		(861)
Industrials — (0.3)%
3M MTN
3.375%, 03/01/2029	(479)	(451)
Allied Universal Holdco
9.750%, 07/15/2027 (C)	(380)	(339)
American Airlines
7.250%, 02/15/2028 (C)	(373)	(363)
Artera Services
9.033%, 12/04/2025 (C)	(178)	(153)
		(1,306)
Information Technology — (0.2)%
Central Parent
7.250%, 06/15/2029 (C)	(421)	(414)
Cloud Software Group Holdings
6.500%, 03/31/2029 (C)	(275)	(243)
Gen Digital
7.125%, 09/30/2030 (C)	(125)	(124)
		(781)
Materials — (0.5)%
Chemours
5.375%, 05/15/2027	(45)	(42)
FMG Resources August 2006 Pty
6.125%, 04/15/2032 (C)	(235)	(226)
5.875%, 04/15/2030 (C)	(205)	(196)
Iris Holding
10.000%, 12/15/2028 (C)	(95)	(70)
Olympus Water US Holding
6.250%, 10/01/2029 (C)	(264)	(195)
SCIH Salt Holdings
4.875%, 05/01/2028 (C)	(149)	(133)
Scotts Miracle-Gro
4.500%, 10/15/2029	(383)	(329)
4.375%, 02/01/2032	(95)	(76)
Summit Materials
5.250%, 01/15/2029 (C)	(330)	(312)
Vibrantz Technologies
9.000%, 02/15/2030 (C)	(345)	(265)
		(1,844)
Total Corporate Obligations Sold Short
(Proceeds $8,975) ($ Thousands)		(8,885)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES SOLD SHORT — (1.6)%
iShares Russell 2000 ETF	(18,082)	$(3,226)
SPDR S&P 500 ETF Trust	(7,937)	(3,249)

Total Registered Investment Companies Sold Short
(Proceeds $6,285) ($ Thousands)		(6,475)

FOREIGN COMMON STOCK SOLD SHORT— (0.4)%
Bermuda — (0.3)%
Triton International Ltd	(16,646)	(1,053)

Switzerland — (0.1)%
Logitech International	(10,544)	(612)

Total Foreign Common Stock Sold Short
(Proceeds $1,903) ($ Thousands)		(1,665)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.1)%
U.S. Treasury Notes
4.000%, 02/29/2028	$(449)	(457)

Total U.S. Treasury Obligation Sold Short
(Proceeds $458) ($ Thousands)		(457)

Total Investments Sold Short — (11.6)%
(Proceeds $45,024) ($ Thousands)		$(45,529)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $6) ($ Thousands)		$(1)

A list of the open exchange traded options contracts for the Fund at March 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Apollo Endosurgery Inc.	25	$25	$10.00	4/22/2023	$–
Apollo Endosurgery Inc.	1	1	10.00	7/22/2023	–
Duck Creek Technologies Inc	53	101	17.50	4/22/2023	–
iRobot Corporation	83	362	40.00	1/20/2024	37
Provention Bio Inc	191	460	10.00	7/22/2023	1
Provention Bio Inc	38	91	15.00	1/20/2024	1
Provention Bio Inc	47	113	12.50	5/20/2023	–
S&P 500 Index	1	411	3,890.00	5/20/2023	2
S&P 500 Index	2	822	3,825.00	4/22/2023	1
S&P 500 Index	1	411	3,790.00	4/22/2023	1

SEI Institutional Managed Trust

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
S&P 500 Index	1	$411	$3,830.00	4/22/2023	$–
Signify Health Inc	57	174	25.00	10/21/2023	–
Tower Semiconductor Ltd.	4	17	47.00	7/22/2023	2
Tower Semiconductor Ltd.	3	13	45.00	1/20/2024	1
Tower Semiconductor Ltd.	1	4	47.00	1/20/2024	–

		3,416			46

Call Options		–			–
Albertsons Cos Inc	2,435	5,060	15.00	4/22/2023	1,315
Bed Bath & Beyond Inc	34	1	2.50	4/22/2023	–
CVS Health Corp	156	1,159	90.00	5/20/2023	2
Hanesbrands Inc	110	58	7.00	4/22/2023	–
Party City Holdco Inc	108	1	1.00	4/22/2023	–
Rite Aid Corp	68	15	5.00	4/22/2023	–
Spirit Airlines Inc	38	65	25.00	1/20/2024	3
Spirit Airlines Inc	23	40	22.50	1/20/2024	2
Spirit Airlines Inc	4	7	20.00	9/16/2023	–
Spirit Airlines Inc	8	14	22.50	9/16/2023	–

		6,420			1,322

Total Purchased Options		$9,836			$1,368
WRITTEN OPTIONS — (0.0)%
Put Options
S&P 500 Index	(1)	$(411)	3,670.00	04/22/2023	$–
S&P 500 Index	(1)	(411)	3,590.00	04/22/2023	–
S&P 500 Index	(2)	(822)	3,700.00	04/22/2023	–
S&P 500 Index	(1)	(411)	3,725.00	05/20/2023	(1)

Total Written Options		$(2,055)			$(1)

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 10-Year Treasury Notes	(133)	Jun-2023	$(15,254)	$(15,285)	$(31)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	06/21/23	EUR	297	HUF	120,039	$10
Barclays PLC	04/04/23	USD	675	BRL	3,562	27
Barclays PLC	04/27/23	EUR	214	USD	234	2
BNP Paribas	04/04/23	BRL	5,604	USD	1,050	(55)
BNP Paribas	06/21/23	USD	298	PLN	1,333	10
BNP Paribas	06/21/23	PLN	1,424	EUR	300	(2)
BNYMellon	06/21/23	USD	197	EUR	181	—
BNYMellon	06/21/23	EUR	273	USD	289	(9)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/21/23	EUR	150	PLN	709	$—
Citigroup	06/21/23	EUR	284	CZK	6,804	3
Citigroup	06/21/23	USD	442	PLN	1,959	10
Citigroup	06/21/23	USD	595	CZK	12,999	4
Citigroup	06/21/23	EUR	598	USD	654	1
Citigroup	06/21/23	USD	835	ZAR	15,545	35
Citigroup	06/21/23	PLN	1,352	USD	306	(7)
Citigroup	06/21/23	EUR	1,639	HUF	657,774	43
Citigroup	06/21/23	CZK	9,720	USD	449	1
Citigroup	06/21/23	CZK	10,268	USD	447	(26)
Citigroup	06/21/23	ZAR	49,991	USD	2,669	(129)
Citigroup	06/21/23	HUF	406,193	EUR	1,010	(30)
Deutsche Bank	05/03/23	USD	684	BRL	3,562	15
Deutsche Bank	06/21/23	EUR	193	HUF	77,870	7
Deutsche Bank	06/21/23	EUR	224	USD	241	(4)
Deutsche Bank	06/21/23	EUR	446	CZK	10,677	6
Deutsche Bank	06/21/23	USD	810	THB	27,427	(1)
Deutsche Bank	06/21/23	USD	773	EUR	717	10
Deutsche Bank	06/21/23	USD	329	EUR	300	(1)
Deutsche Bank	06/21/23	USD	1,491	CZK	33,160	38
Deutsche Bank	06/21/23	CZK	13,060	USD	601	(2)
Deutsche Bank	06/21/23	CZK	15,321	EUR	643	(5)
Deutsche Bank	06/21/23	HUF	174,935	EUR	447	—
Deutsche Bank	06/21/23	HUF	687,501	EUR	1,691	(69)
Goldman Sachs	06/21/23	USD	1,390	ZAR	25,809	55
Goldman Sachs	06/21/23	ZAR	16,143	USD	905	2
JPMorgan Chase	04/04/23 - 05/03/23	USD	1,755	BRL	9,065	28
JPMorgan Chase	06/21/23	EUR	297	CZK	7,098	3
JPMorgan Chase	06/21/23	USD	318	EUR	298	8
Midland Walwyn Capital	06/21/23	EUR	151	PLN	715	1
Midland Walwyn Capital	06/21/23	USD	275	KRW	355,257	(1)
RBC	06/21/23	USD	655	EUR	598	(2)
SCB Securities	06/21/23	IDR	11,169,642	USD	727	(19)
Societe Generale	06/21/23	USD	148	CZK	3,275	3
Societe Generale	06/21/23	USD	900	MXN	16,885	21
TD Securities	06/21/23	HUF	153,235	EUR	386	(5)
UBS	06/21/23	USD	475	EUR	447	13
UBS	06/21/23	EUR	1,692	USD	1,814	(32)
UBS	06/21/23	EUR	445	HUF	179,744	15
UBS	06/21/23	EUR	1,370	HUF	535,843	(3)
UBS	06/21/23	PLN	1,940	USD	439	(9)
						$(40)

SEI Institutional Managed Trust

A list of the open OTC swap agreements held by the Fund at March 31, 2023 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	AAREAL Bank AG	EURIB-1M	ASSET RETURN	Annually	11/03/2023	EUR	481	$(32)	$–	$(32)
JPMorgan Chase	Indonesia Government	USD SOFR + 0.55%	ASSET RETURN	Semi-Annually	02/15/2033	USD	11,863,217	26	–	26
Morgan Stanley	Broadcom Inc	ASSET RETURN	FEDEF-1-DAY	Monthly	09/11/2023	USD	568	2	–	2
Morgan Stanley	Emis Group PLC	ASSET RETURN	SONIA-1D	Annually	03/10/2025	GBP	27	(6)	–	(6)
Morgan Stanley	ISTAR Financial	FEDEF-1-DAY	ASSET RETURN	Monthly	06/09/2023	USD	591	31	–	31
Morgan Stanley	ISTAR Inc	ASSET RETURN	FEDEF-1-DAY	Monthly	09/11/2023	USD	775	20	–	20
Morgan Stanley	Kroger Co	FEDEF-1D	ASSET RETURN	Monthly	09/11/2023	USD	2,059	(52)	–	(52)
Morgan Stanley	Maxlinear Inc	ASSET RETURN	FEDEF-1-DAY	Monthly	09/11/2023	USD	136	(1)	–	(1)
Morgan Stanley	Microsoft Corp	ASSET RETURN	FEDEF-1D	Monthly	06/25/2023	USD	537	(15)	–	(15)
Morgan Stanley	Uni-Select Inc	DISC-1D	ASSET RETURN	Annually	02/27/2024	CAD	589	1	–	1
								$(26)	$–	$(26)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS.HY.40	5.00%	Quarterly	06/20/2028	$2,500	$(39)	$6	$(45)
CDS.HY.40	5.00%	Quarterly	06/20/2028	2,920	(45)	–	(45)
CDX.HY.40	5.00%	Quarterly	06/20/2028	1,239	(13)	4	(17)
CDX.IG.40	1.00%	Quarterly	06/28/2028	2,130	(23)	(10)	(13)
					$(120)	$–	$(120)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.S39.5Y	1.00%	Quarterly	06/20/2028	$8,546	$(492)	$(569)	$77

Percentages are based on Net Assets of $390,734 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2023 was $1,010 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $48,168 ($ Thousands), representing 12.3% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Interest rate represents the security's effective yield at the time of purchase.
(K)	Security, or a portion thereof, has been pledged as collateral for securities sold short. The total market value of such securities as of March 31, 2023 was $5,710($ Thousands)..

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	80,527	12	1,017	81,556
Corporate Obligations	–	68,980	4	68,984
Registered Investment Companies	45,443	–	–	45,443
Sovereign Debt	–	18,447	–	18,447
Loan Participations	–	11,551	3,128	14,679
U.S. Treasury Obligations	–	13,359	–	13,359
Foreign Common Stock	4,866	–	–	4,866
Convertible Bonds	–	3,471	461	3,932
Preferred Stock	–	20	811	831
Mortgage-Backed Securities	–	419	–	419
Warrants	–	51	238	289
Asset-Backed Securities	–	171	–	171
Cash Equivalents	103,022	1,641	–	104,663
Purchased Options	1,368	–	–	1,368
Total Investments in Securities	235,226	118,122	5,659	359,007
Securities Sold Short
Common Stock	(28,047)	–	–	(28,047)
Corporate Obligations	–	(8,885)	–	(8,885)
Registered Investment Companies	(6,475)	–	–	(6,475)
Foreign Common Stock	(1,665)	–	–	(1,665)
U.S. Treasury Obligation	–	(457)	–	(457)
Total Securities Sold Short	(36,187)	(9,342)	–	(45,529)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1)	–	–	(1)
Futures Contracts*
Unrealized Depreciation	(31)	–	–	(31)
Forward Contracts*
Unrealized Appreciation	–	371	–	371
Unrealized Depreciation	–	(411)	–	(411)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	80	–	80
Unrealized Depreciation	–	(106)	–	(106)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	77	–	77
Unrealized Depreciation	–	(120)	–	(120)
Total Other Financial Instruments	(32)	(109)	–	(141)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2022	$1,058	$5	$3,376	$325	$831	$283
Accrued discounts/premiums	–	–	9	–	–	–
Realized gain/(loss)	–	–	10	–	32	–
Change in unrealized appreciation/(depreciation)	(41)	(1)	(387)	1	23	(45)
Purchases	–	–	640	135	31	–
Sales	–	–	(394)	–	(106)	–
Net transfer into Level 3	–	–	–	–	–	–
Net transfer out of Level 3	–	–	(126)	–	–	–
Ending Balance as of March 31, 2023(1)	$1,017	$4	$3,128	$461	$811	$238
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(41)	$(1)	$(399)	$2	$35	$(45)

(1) Of the $5,659 ($ Thousands) in Level 3 securities as of March 31, 2023, $3,002 ($ Thousands) or 0.8% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2023, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$117,844	$385,464	$(400,286)	$—	$—	$103,022	$2,371	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2023, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	2,167	1/8/2021	$275	$399
Parker Drilling Co	4,414	3/26/2019	56	49
Corporate Obligations
Northwest Acquisitions ULC	$460	10/1/2019	419	–
Loan Participations
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	45	9/4/2020	45	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	274	9/4/2020	241	254
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	112	3/21/2019	102	86
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	82	3/21/2019	76	64
Preferred Stock
Boardriders Inc.	25,646	9/4/2020	–	30
Guitar Center	39	1/8/2021	4	4
Warrant
Guitar Center	574	1/8/2021	31	50
Guitar Center	574	1/8/2021	21	29
			$1,270	$1,010

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 53.2%
U.S. Treasury Bills
5.067%, 08/31/2023 ^(A)	$5,240	$5,138
4.825%, 07/13/2023 ^(A)	10,020	9,888
4.815%, 09/14/2023 (A)	50,000	48,928
4.762%, 09/28/2023 ^(A)	80,000	78,140
4.753%, 07/20/2023 ^(A)	62,000	61,138
4.741%, 06/15/2023 ^(A)	13,199	13,075
4.730%, 09/21/2023 ^(A)	100,000	97,777
4.678%, 06/08/2023 ^(A)	28,805	28,564
4.657%, 06/01/2023 ^(A)	130,000	129,033
4.625%, 05/25/2023 (A)	120,000	119,200
4.542%, 05/04/2023 ^(A)	118,000	117,531
4.444%, 04/27/2023 (A)	200,000	199,387
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,820	2,096
3.625%, 04/15/2028	1,850	2,065
3.375%, 04/15/2032	1,685	1,993
2.500%, 01/15/2029	1,393	1,492
2.375%, 01/15/2025	1,270	1,285
2.375%, 01/15/2027	1,484	1,538
2.125%, 02/15/2040	692	764
2.125%, 02/15/2041	683	754
2.000%, 01/15/2026	1,507	1,529
1.750%, 01/15/2028	677	693
1.625%, 10/15/2027	8,988	9,163
1.375%, 02/15/2044	642	621
1.000%, 02/15/2046	1,641	1,467
1.000%, 02/15/2049	1,189	1,057
0.875%, 01/15/2029	1,303	1,280
0.750%, 07/15/2028	8,343	8,180
0.750%, 02/15/2042	662	578
0.750%, 02/15/2045	953	811
0.625%, 01/15/2024	1,282	1,271
0.625%, 01/15/2026	1,259	1,231
0.625%, 07/15/2032	26,977	25,766
0.625%, 02/15/2043	651	549
0.500%, 01/15/2028	12,007	11,587

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/15/2023		$1,286	$1,289
0.375%, 07/15/2025		2,523	2,468
0.375%, 01/15/2027		2,477	2,387
0.375%, 07/15/2027		2,691	2,599
0.250%, 01/15/2025		632	616
0.250%, 07/15/2029		7,485	7,092
0.250%, 02/15/2050		349	253
0.125%, 07/15/2024		2,520	2,471
0.125%, 07/15/2026		1,248	1,202
0.125%, 04/15/2027		4,238	4,037
0.125%, 01/15/2030		13,488	12,569
0.125%, 07/15/2030		13,419	12,484
0.125%, 01/15/2031		12,642	11,683
0.125%, 07/15/2031		27,124	24,979
0.125%, 01/15/2032		30,003	27,403

Total U.S. Treasury Obligations
(Cost $1,106,611) ($ Thousands)			1,099,101

SOVEREIGN DEBT — 8.4%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	23,708	26,833
0.100%, 04/15/2023		8,712	9,475
0.100%, 04/15/2026		2,926	3,190
0.100%, 04/15/2033		1,837	2,031
0.100%, 04/15/2046		4,752	5,449
French Republic Government Bond OAT
3.400%, 07/25/2029		1,436	1,915
3.150%, 07/25/2032		1,482	2,040
2.100%, 07/25/2023(B)		2,394	2,654
1.850%, 07/25/2027		8,776	10,323
1.800%, 07/25/2040(B)		1,373	1,788
0.700%, 07/25/2030(B)		6,214	7,046
0.250%, 07/25/2024		2,070	2,281
0.100%, 03/01/2025		1,148	1,256
0.100%, 03/01/2026(B)		545	596
0.100%, 03/01/2028		1,720	1,894
0.100%, 03/01/2029		773	837
0.100%, 07/25/2031(B)		3,725	4,019
0.100%, 03/01/2032		547	599
0.100%, 03/01/2036(B)		545	575
0.100%, 07/25/2036(B)		1,221	1,255
0.100%, 07/25/2047(B)		1,361	1,328
Inter-American Development Bank
2.625%, 01/16/2024^		$375	369
International Bank for Reconstruction & Development
1.750%, 04/19/2023^		1,000	999

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
International Finance MTN
2.875%, 07/31/2023^		$375	$372
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026(B)	EUR	1,271	1,491
2.600%, 09/15/2023(B)		1,368	1,523
2.550%, 09/15/2041(B)		2,058	2,452
2.350%, 09/15/2024(B)		1,205	1,357
2.350%, 09/15/2035(B)		2,149	2,457
1.300%, 05/15/2028(B)		1,181	1,283
1.250%, 09/15/2032(B)		1,197	1,251
0.650%, 05/15/2026		564	607
0.400%, 05/15/2030(B)		1,145	1,142
0.150%, 05/15/2051(B)		574	403
0.100%, 05/15/2023		1,048	1,148
Korea International Bond
2.750%, 01/19/2027^		$1,000	960
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,151
2.500%, 07/17/2024		340	1,574
2.000%, 01/26/2035		932	2,920
1.250%, 11/22/2027		1,857	2,461
1.250%, 11/22/2032		7,301	10,362
1.250%, 11/22/2055		1,500	2,355
1.125%, 11/22/2037		891	1,270
0.750%, 03/22/2034		7,447	10,099
0.750%, 11/22/2047		1,561	2,089
0.625%, 03/22/2040		2,496	3,309
0.625%, 11/22/2042		1,696	2,248
0.500%, 03/22/2050		844	1,069
0.375%, 03/22/2062		1,681	2,129
0.250%, 03/22/2052		1,786	2,124
0.125%, 03/22/2024		1,040	1,287
0.125%, 03/22/2026		698	870
0.125%, 08/10/2028		4,877	6,171
0.125%, 03/22/2029		4,097	5,178
0.125%, 08/10/2031		2,945	3,786
0.125%, 03/22/2044		1,486	1,758
0.125%, 03/22/2058		704	804
0.125%, 11/22/2065		761	894
0.125%, 03/22/2068		721	852

Total Sovereign Debt
(Cost $195,981) ($ Thousands)			172,958

	Shares
FOREIGN COMMON STOCK — 3.4%

Australia — 0.2%
Ampol Ltd		9,426	193
APA Group		26,821	183
Aristocrat Leisure Ltd		3,212	81
ASX Ltd		1,383	61
Aurizon Holdings Ltd		21,309	48

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
BHP Group Ltd	3,324	$105
BlueScope Steel Ltd	3,194	43
Brambles Ltd	4,589	41
Cochlear Ltd	834	133
Coles Group Ltd	12,289	149
Commonwealth Bank of Australia	792	52
Computershare Ltd	8,847	129
CSL Ltd	892	173
Dexus *‡	7,723	39
Endeavour Group Ltd/Australia	22,375	102
Fortescue Metals Group Ltd	3,424	52
Glencore PLC	20,900	120
Goodman Group ‡	3,333	42
IDP Education Ltd	3,370	62
Insurance Australia Group Ltd	20,132	64
Lendlease Corp Ltd	5,588	27
Lottery Corp Ltd/The	30,312	105
Medibank Pvt Ltd	28,257	64
Newcrest Mining Ltd	5,302	95
Orica Ltd	6,944	72
Origin Energy Ltd	9,571	53
Qantas Airways Ltd *	8,953	40
Ramsay Health Care Ltd	2,924	131
Rio Tinto Ltd	1,118	90
Rio Tinto PLC	1,750	119
Santos Ltd	43,557	201
Sonic Healthcare Ltd	8,788	206
South32 Ltd	23,300	68
Suncorp Group Ltd	7,008	57
Vicinity Ltd ‡	121,603	159
Washington H Soul Pattinson & Co Ltd	10,657	216
Wesfarmers Ltd	2,749	93
Westpac Banking Corp	1,983	29
Woolworths Group Ltd	6,248	159
Xero Ltd *	2,369	144

		4,000

Austria — 0.0%
Erste Group Bank AG	1,198	40
OMV AG	5,074	233
Verbund AG	1,703	148

		421

Belgium — 0.1%
Ageas SA/NV	1,537	67
Anheuser-Busch InBev SA/NV	2,899	193
Argenx SE *	357	132
D'ieteren Group	263	51
Elia Group SA/NV	1,691	223
KBC Group NV	780	54
Solvay SA	1,000	114
UCB SA, Cl A	2,355	211

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Umicore SA	2,797	$95

		1,140

Canada — 0.3%
Agnico Eagle Mines Ltd	1,381	70
Algonquin Power & Utilities Corp	32,126	269
Alimentation Couche-Tard Inc	2,364	119
AltaGas Ltd	8,963	149
ARC Resources Ltd	15,527	176
Bank of Nova Scotia/The, Cl C	1,239	62
Barrick Gold Corp	5,823	108
Brookfield Asset Management Ltd, Cl A	336	11
Brookfield Corp, Cl A	1,346	44
CAE Inc *	3,606	82
Cameco Corp	7,757	203
Canadian Natural Resources Ltd	2,511	139
Canadian Pacific Railway Ltd	1,666	128
Canadian Tire Corp Ltd, Cl A	894	117
Canadian Utilities Ltd, Cl A	4,850	135
CCL Industries Inc, Cl B	2,082	103
CGI Inc, Cl A *	1,997	192
Constellation Software Inc/Canada	100	188
Dollarama Inc	3,557	212
Empire Co Ltd, Cl A	4,984	133
Enbridge Inc	4,791	182
Fairfax Financial Holdings Ltd	161	107
First Quantum Minerals Ltd (Canada)	2,143	49
FirstService Corp	514	72
Franco-Nevada Corp	892	130
George Weston Ltd	1,417	188
Hydro One Ltd	7,241	206
iA Financial Corp Inc	1,313	83
IGM Financial Inc	1,781	53
Imperial Oil Ltd	2,811	143
Kinross Gold Corp	13,832	65
Loblaw Cos Ltd	2,051	187
Lumine Group Inc *(C)	300	3
Magna International Inc, Cl A	1,520	81
Manulife Financial Corp	3,345	61
Metro Inc/CN, Cl A	4,352	239
Northland Power Inc	5,821	146
Nutrien Ltd	1,332	98
Nuvei Corp *	1,571	68
Onex Corp	1,334	62
Open Text Corp	2,952	114
Parkland Corp	6,250	150
Pembina Pipeline Corp	4,545	147
Quebecor Inc, Cl B	3,150	78
Ritchie Bros Auctioneers Inc, Cl B	2,228	125
Royal Bank of Canada	1,147	110
Saputo Inc	4,704	122
Shaw Communications Inc, Cl B	6,318	189

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Shopify Inc, Cl A *	1,129	$54
Suncor Energy Inc	5,194	161
TC Energy Corp	4,836	188
Teck Resources Ltd, Cl B	2,369	86
TMX Group Ltd	1,370	138
Toronto-Dominion Bank/The	1,857	111
Tourmaline Oil Corp	3,283	137
Wheaton Precious Metals Corp	2,919	140
WSP Global Inc	1,000	131

		7,044

China — 0.0%
Sands China Ltd *	36,800	128

Denmark — 0.1%
Carlsberg AS, Cl B	1,231	191
Chr Hansen Holding A/S	3,738	284
Coloplast A/S, Cl B	1,741	229
Danske Bank A/S	4,024	81
Demant A/S *	3,284	115
Genmab A/S *	210	79
Novo Nordisk A/S, Cl B	2,301	364
Novozymes A/S, Cl B	2,193	112
Orsted AS	1,899	162
Pandora A/S	852	82
Tryg A/S	2,801	61
Vestas Wind Systems A/S	1,472	43

		1,803

Finland — 0.1%
Elisa OYJ	1,161	70
Fortum OYJ	9,851	151
Kesko OYJ, Cl B	5,815	125
Kone OYJ, Cl B	1,311	68
Neste OYJ	4,083	202
Nokia OYJ	10,220	50
Orion OYJ, Cl B	1,076	48
Stora Enso OYJ, Cl R	7,398	96
UPM-Kymmene OYJ, Cl V	1,682	57
Wartsila OYJ ABP	4,133	39

		906

France — 0.2%
Accor SA	1,293	42
Aeroports de Paris, Cl A	373	53
Air Liquide SA	872	146
Arkema SA	736	73
BioMerieux	1,345	142
Bollore SE	19,190	119
Bouygues SA	892	30
Capgemini SE	366	68
Carrefour SA	6,251	126

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Cie Generale des Etablissements Michelin SCA	1,899	$58
Danone SA	1,033	64
Dassault Systemes SE	2,191	90
Edenred	1,730	102
Eiffage SA	687	74
Engie SA	11,598	184
Eurazeo SE	468	33
Euronext NV	536	41
Gecina SA ‡	323	33
Getlink SE	4,624	76
Hermes International	44	89
Ipsen SA	736	81
Kering SA	119	78
La Francaise des Jeux SAEM	1,007	42
Legrand SA	1,748	160
L'Oreal SA	545	243
LVMH Moet Hennessy Louis Vuitton SE	84	77
Orange SA	26,305	313
Pernod Ricard SA	584	132
Publicis Groupe SA	2,309	180
Remy Cointreau SA	674	123
Renault SA	1,557	64
Sanofi	904	98
Sartorius Stedim Biotech	137	42
Sodexo SA	477	47
STMicroelectronics NV	1,562	83
Teleperformance	98	24
Thales SA, Cl A	220	33
TotalEnergies SE	3,922	232
Veolia Environnement SA	6,279	194
Vinci SA	720	83
Vivendi SE	5,328	54
Wendel SE	480	51
Worldline SA/France *	1,571	67

		4,144

Germany — 0.2%
adidas AG	399	71
Allianz SE	347	80
BASF SE	930	49
Bayerische Motoren Werke AG	600	66
Bechtle AG	3,183	152
Beiersdorf AG	1,765	230
Brenntag SE	810	61
Carl Zeiss Meditec AG	837	116
Commerzbank AG	4,489	47
Continental AG	779	58
Covestro AG	2,090	87
Deutsche Boerse AG	198	39
Deutsche Lufthansa AG *	6,970	78
Deutsche Telekom AG	6,455	157

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
E.ON SE	19,443	$243
Fresenius Medical Care AG & Co KGaA	5,480	233
GEA Group AG	1,568	71
Hannover Rueck SE	313	61
HeidelbergCement AG	1,561	114
HelloFresh SE *	4,883	116
Henkel AG & Co KGaA	2,041	149
Infineon Technologies AG	2,515	103
Knorr-Bremse AG	603	40
Mercedes-Benz Group AG	2,395	184
Merck KGaA	510	95
MTU Aero Engines AG	221	55
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	96
Puma SE	744	46
QIAGEN NV *	3,375	154
Rational AG	61	41
Rheinmetall AG	281	83
RWE AG	3,800	164
Scout24 SE	3,632	216
Siemens Healthineers AG	2,595	149
Symrise AG, Cl A	1,058	115
Telefonica Deutschland Holding AG	49,295	152
United Internet AG	3,471	60
Vonovia SE	1,664	31
Zalando SE *	1,399	59

		4,121

Hong Kong — 0.2%
AIA Group Ltd	6,600	69
Budweiser Brewing Co APAC Ltd	60,300	183
CK Asset Holdings Ltd	5,931	36
CK Hutchison Holdings Ltd	18,208	113
CK Infrastructure Holdings Ltd	61,500	335
CLP Holdings Ltd, Cl B	60,338	436
Galaxy Entertainment Group Ltd *	23,000	154
Hang Lung Properties Ltd	77,000	144
HKT Trust & HKT Ltd	368,000	488
Hong Kong & China Gas Co Ltd	595,999	525
Power Assets Holdings Ltd	68,474	367
Sino Land Co Ltd	28,000	38
SITC International Holdings Co Ltd	32,000	69
Swire Properties Ltd	18,400	47
Techtronic Industries Co Ltd	4,001	43
WH Group Ltd	477,329	285
Xinyi Glass Holdings Ltd	30,000	54

		3,386

Ireland — 0.0%
CRH PLC	3,263	165
Flutter Entertainment PLC *	818	149
James Hardie Industries PLC	2,747	59

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kerry Group PLC, Cl A	2,791	$278
Kingspan Group PLC	608	42

		693

Israel — 0.1%
Azrieli Group Ltd	746	43
Bank Leumi Le-Israel BM	7,501	56
Bezeq The Israeli Telecommunication Corp Ltd	133,087	181
Check Point Software Technologies Ltd *	1,215	158
Elbit Systems Ltd	167	28
ICL Group Ltd	15,926	107
Nice Ltd *	443	99
Teva Pharmaceutical Industries Ltd ADR *	19,121	169
Tower Semiconductor Ltd *	4,148	176
Wix.com Ltd *	1,638	163

		1,180

Italy — 0.1%
Amplifon SpA	4,119	143
CNH Industrial NV	1,935	30
Davide Campari-Milano NV	7,301	89
DiaSorin SpA	1,085	114
Eni SpA	15,298	215
Ferrari NV	832	225
FinecoBank Banca Fineco SpA	4,628	71
Infrastrutture Wireless Italiane SpA	16,055	211
Intesa Sanpaolo SpA	23,072	59
Nexi SpA *	15,465	126
Poste Italiane SpA	8,102	83
Prysmian SpA	1,571	66
Recordati Industria Chimica e Farmaceutica SpA	2,099	89
Stellantis NV	7,212	131
Terna - Rete Elettrica Nazionale	19,352	159
UniCredit SpA	3,777	72

		1,883

Japan — 0.9%
Advantest Corp	600	56
Aeon Co Ltd, Cl H	5,400	105
Aisin Corp	1,500	41
Ajinomoto Co Inc	8,000	278
ANA Holdings Inc *	3,500	76
Asahi Group Holdings Ltd	2,400	89
Asahi Intecc Co Ltd	2,900	51
Astellas Pharma Inc	6,600	94
Bandai Namco Holdings Inc	4,500	97
Brother Industries Ltd	9,300	140
Canon Inc	5,200	116
Capcom Co Ltd	4,100	146
Central Japan Railway Co	600	71

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Chiba Bank Ltd/The, Cl B	7,300	$47
Chubu Electric Power Co Inc	24,700	260
Chugai Pharmaceutical Co Ltd	2,500	62
Concordia Financial Group Ltd	15,100	56
CyberAgent Inc	13,100	111
Dai Nippon Printing Co Ltd	3,300	92
Daifuku Co Ltd	2,100	39
Dai-ichi Life Holdings Inc	2,300	42
Daiichi Sankyo Co Ltd	3,800	138
Daito Trust Construction Co Ltd	900	89
Daiwa House Industry Co Ltd	1,300	31
Daiwa House REIT Investment Corp ‡	42	86
Dentsu Group Inc	4,300	151
Disco Corp	600	70
East Japan Railway Co	1,200	66
Eisai Co Ltd	1,400	79
ENEOS Holdings Inc	70,100	245
Fast Retailing Co Ltd	702	153
FUJIFILM Holdings Corp	1,700	86
Fujitsu Ltd	400	54
GLP J-Reit ‡	44	47
Hakuhodo DY Holdings Inc	5,800	66
Hankyu Hanshin Holdings Inc	3,600	107
Hikari Tsushin Inc	1,400	196
Hirose Electric Co Ltd	682	89
Hitachi Construction Machinery Co Ltd	3,100	72
Hoya Corp	500	55
Ibiden Co Ltd	1,500	60
Idemitsu Kosan Co Ltd	8,998	197
Iida Group Holdings Co Ltd	3,400	55
Inpex Corp	12,100	128
ITOCHU Corp	3,700	120
Itochu Techno-Solutions Corp	2,800	69
Japan Airlines Co Ltd	5,500	107
Japan Exchange Group Inc	12,200	186
Japan Metropolitan Fund Invest, Cl A ‡	64	47
Japan Post Bank Co Ltd	14,500	118
Japan Post Holdings Co Ltd	13,200	107
Japan Real Estate Investment Corp ‡	12	48
Japan Tobacco Inc	6,700	141
JFE Holdings Inc	5,400	68
JSR Corp	1,900	45
Kansai Electric Power Co Inc/The	26,300	256
Kao Corp	1,800	70
KDDI Corp	12,600	388
Keio Corp	2,500	88
Kikkoman Corp	900	46
Kintetsu Group Holdings Co Ltd	4,000	129
Kirin Holdings Co Ltd	4,100	65
Kobayashi Pharmaceutical Co Ltd	1,100	67
Kobe Bussan Co Ltd	2,600	72
Koei Tecmo Holdings Co Ltd	4,360	79

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Koito Manufacturing Co Ltd	9,900	$187
Komatsu Ltd	4,100	102
Konami Group Corp	1,600	73
Kose Corp	1,000	119
Kubota Corp	3,100	47
Kyocera Corp	1,500	78
Kyowa Kirin Co Ltd	4,100	89
Lasertec Corp	200	35
Lixil Corp	2,000	33
M3 Inc	1,900	48
Marubeni Corp	7,100	96
McDonald's Holdings Co Japan Ltd	5,223	217
MEIJI Holdings Co Ltd	4,800	114
Mitsubishi Chemical Group Corp, Cl B	8,100	48
Mitsui Fudosan Co Ltd	2,500	47
MonotaRO Co Ltd	2,000	25
NEC Corp	4,600	177
Nexon Co Ltd	3,800	91
Nintendo Co Ltd	2,040	79
Nippon Building Fund Inc ‡	13	54
Nippon Paint Holdings Co Ltd	5,400	51
Nippon Prologis REIT Inc ‡	40	84
Nippon Sanso Holdings Corp	2,600	47
Nippon Shinyaku Co Ltd	2,600	114
Nippon Steel Corp	4,300	101
Nippon Telegraph & Telephone Corp	8,100	241
Nippon Yusen KK	900	21
Nissan Chemical Corp	1,800	82
Nisshin Seifun Group Inc	4,815	56
Nissin Foods Holdings Co Ltd	2,000	182
Nitori Holdings	600	72
Nomura Holdings Inc	12,000	46
Nomura Real Estate Holdings Inc	8,400	186
Nomura Real Estate Master Fund Inc ‡	44	49
NTT Data Corp	3,400	45
Obic Co Ltd	400	63
Odakyu Electric Railway Co Ltd	3,500	45
Oji Holdings Corp	14,000	55
Olympus Corp	3,600	63
Ono Pharmaceutical Co Ltd	3,700	77
Oracle Corp Japan	1,200	86
Oriental Land Co Ltd/Japan	3,000	102
ORIX Corp	3,400	56
Osaka Gas Co Ltd	40,900	670
Otsuka Corp	2,000	71
Otsuka Holdings Co Ltd	2,600	82
Pan Pacific International Holdings Corp	19,300	373
Panasonic Holdings Corp	10,200	91
Rakuten Group Inc	7,600	35
Renesas Electronics Corp *	4,800	69
Rohm Co Ltd	700	58
SBI Holdings Inc	2,400	48

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SCSK Corp	3,600	$53
Secom Co Ltd	1,100	68
Seiko Epson Corp	9,600	137
Seven & i Holdings Co Ltd	3,600	162
SG Holdings Co Ltd	8,000	118
Sharp Corp/Japan	4,700	33
Shimadzu Corp	2,300	72
Shimano Inc	400	69
Shionogi & Co Ltd	1,600	72
Shiseido Co Ltd	1,900	89
Shizuoka Financial Group Inc	12,000	86
SoftBank Corp	14,200	164
SoftBank Group Corp	900	35
Sompo Holdings Inc	2,100	83
Sony Group Corp	800	73
Square Enix Holdings Co Ltd	3,200	153
Subaru Corp	3,700	59
SUMCO Corp	3,000	45
Sumitomo Chemical Co Ltd	39,700	133
Sumitomo Corp	6,500	115
Sumitomo Metal Mining Co Ltd	1,000	38
Suntory Beverage & Food Ltd	3,500	130
Sysmex Corp	1,000	65
T&D Holdings Inc	4,600	57
Taisei Corp	1,900	59
Takeda Pharmaceutical Co Ltd	4,318	142
TDK Corp	1,500	54
Terumo Corp	2,800	76
TIS Inc	3,300	87
Tobu Railway Co Ltd	5,000	119
Toho Co Ltd/Tokyo	3,600	138
Tokio Marine Holdings Inc	6,900	132
Tokyo Electric Power Co Holdings Inc *	43,300	154
Tokyo Gas Co Ltd	50,200	941
Tokyu Corp	7,000	93
Toray Industries Inc	10,000	57
Toshiba Corp	2,700	90
Tosoh Corp	12,700	172
Toyota Industries Corp	700	39
Toyota Motor Corp	8,800	125
Trend Micro Inc/Japan	3,300	162
Unicharm Corp	5,000	205
Welcia Holdings Co Ltd	5,700	122
West Japan Railway Co	3,400	140
Yakult Honsha Co Ltd	2,100	152
Yamaha Corp	1,100	42
Yamato Holdings Co Ltd	2,500	43
Yaskawa Electric Corp	1,400	61
Yokogawa Electric Corp	3,700	60
ZOZO Inc	1,800	41

		17,500

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	$131

Luxembourg — 0.0%
Eurofins Scientific SE	1,432	96

Netherlands — 0.1%
ABN AMRO Bank NV	5,808	92
Adyen NV *	65	103
Aegon NV	14,434	62
Akzo Nobel NV	725	57
ArcelorMittal SA	2,187	66
ASM International NV	322	130
ASML Holding NV	209	142
Heineken Holding NV	1,929	177
Heineken NV	1,761	190
ING Groep NV	6,781	80
JDE Peet's NV	6,548	191
Just Eat Takeaway.com NV *	2,362	45
Koninklijke Ahold Delhaize NV	6,728	230
Koninklijke DSM NV	490	58
Koninklijke KPN NV	43,321	153
Koninklijke Philips NV	3,809	70
OCI NV	1,649	56
Prosus NV	898	70
Unibail-Rodamco-Westfield *‡	1,316	71
Universal Music Group NV	5,777	146
Wolters Kluwer NV	1,366	173

		2,362

New Zealand — 0.0%
Auckland International Airport Ltd *	12,197	66
Fisher & Paykel Healthcare Corp Ltd	11,240	188
Meridian Energy Ltd	35,246	116
Spark New Zealand Ltd	101,554	322

		692

Norway — 0.0%
Aker BP ASA	6,322	155
Equinor ASA	5,897	168
Gjensidige Forsikring ASA	3,339	55
Kongsberg Gruppen ASA	3,110	125
Norsk Hydro ASA	18,290	136
Telenor ASA	20,281	238

		877

Portugal — 0.0%
EDP - Energias de Portugal SA	41,479	226
Galp Energia SGPS SA	27,201	309

		535

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Singapore — 0.1%
CapitaLand Ascendas REIT ‡	28,900	$62
Capitaland Investment Ltd/Singapore	15,100	42
City Developments Ltd	10,200	57
Jardine Cycle & Carriage Ltd	9,100	214
Jardine Matheson Holdings Ltd	3,164	154
Oversea-Chinese Banking Corp Ltd	4,100	38
Sea Ltd ADR *	5,508	477
Singapore Exchange Ltd	7,100	50
Singapore Technologies Engineering Ltd	26,600	73
Singapore Telecommunications Ltd	252,100	468
Venture Corp Ltd	25,300	337

		1,972

South Korea — 0.0%
Delivery Hero SE *	1,113	38

Spain — 0.1%
Acciona SA	722	145
ACS Actividades de Construccion y Servicios SA	1,954	62
Aena SME SA *	513	83
Amadeus IT Group SA, Cl A *	1,707	114
Banco Santander SA	14,314	53
CaixaBank SA	13,416	52
Cellnex Telecom SA	4,726	184
Corp ACCIONA Energias Renovables SA	3,758	146
EDP Renovaveis SA	7,361	169
Enagas SA	5,761	111
Endesa SA	8,563	186
Ferrovial SA	2,453	72
Grifols SA *	12,839	127
Iberdrola SA	10,170	127
Industria de Diseno Textil SA	6,407	215
Repsol SA, Cl A	13,993	216
Telefonica SA	41,335	179

		2,241

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	18
Boliden AB	2,335	92
Embracer Group AB, Cl B *	38,931	182
Epiroc AB, Cl A	6,391	127
EQT AB	2,299	47
Evolution AB	948	127
Getinge AB, Cl B	3,429	84
Hexagon AB, Cl B	6,475	74
Holmen AB, Cl B	3,015	116
Indutrade AB	8,779	186
L E Lundbergforetagen AB, Cl B	4,595	208
Nibe Industrier AB, Cl B	13,845	157
Nordea Bank Abp, Cl A	6,982	75

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Skandinaviska Enskilda Banken AB, Cl A	5,484	$61
SKF AB, Cl B	7,979	157
Svenska Cellulosa AB SCA, Cl B	8,996	118
Svenska Handelsbanken AB, Cl A	7,194	62
Swedbank AB, Cl A	3,925	64
Swedish Orphan Biovitrum AB *	5,208	121
Tele2 AB, Cl B	24,535	244
Telefonaktiebolaget LM Ericsson, Cl B	24,467	143
Telia Co AB	107,041	272

		2,735

Switzerland — 0.2%
Adecco Group AG	1,187	43
Alcon Inc	2,354	167
Bachem Holding AG, Cl B	1,569	157
Baloise Holding AG	496	77
Barry Callebaut AG	104	221
BKW AG	2,261	356
Chocoladefabriken Lindt & Spruengli AG	1	118
Cie Financiere Richemont SA, Cl A	745	119
Geberit AG	215	120
Givaudan SA	26	85
Holcim AG	1,540	99
Logitech International SA	1,488	86
Lonza Group AG	296	177
Nestle SA	1,850	226
Novartis AG	1,266	116
Partners Group Holding AG	76	71
Roche Holding AG	484	146
Schindler Holding AG	179	38
SGS SA, Cl B	41	90
SIG Group AG	4,394	113
Sika AG	195	55
Sonova Holding AG	526	155
Straumann Holding AG	960	143
Swatch Group AG/The, Cl B	251	86
Swiss Life Holding AG	180	111
Swiss Prime Site AG	588	49
Swisscom AG	729	465
Temenos AG	2,087	145
UBS Group AG	4,371	92
VAT Group AG	332	119
Zurich Insurance Group AG	87	42

		4,087

United Kingdom — 0.3%
Admiral Group PLC	2,390	60
Antofagasta PLC	6,096	119
Associated British Foods PLC	7,753	186
AstraZeneca PLC	1,035	144
Auto Trader Group PLC	23,673	180
Barratt Developments PLC	6,905	40

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Berkeley Group Holdings PLC	1,223	$64
BP PLC	46,411	293
British American Tobacco PLC	4,565	160
BT Group PLC, Cl A	104,801	189
Bunzl PLC	3,000	113
Burberry Group PLC	2,683	86
Coca-Cola Europacific Partners PLC	3,518	208
Coca-Cola HBC AG	4,673	128
Compass Group PLC	3,169	80
DCC PLC	732	43
Diageo PLC	2,888	129
Experian PLC	1,157	38
GSK PLC	4,891	86
Haleon PLC	22,671	90
Halma PLC	5,482	151
Hargreaves Lansdown PLC	4,638	46
HSBC Holdings PLC	17,725	121
Imperial Brands PLC	5,956	137
InterContinental Hotels Group PLC	861	57
J Sainsbury PLC	54,025	186
Johnson Matthey PLC	2,742	67
Kingfisher PLC	15,739	51
Land Securities Group PLC ‡	4,420	34
London Stock Exchange Group PLC	585	57
Mondi PLC	5,822	92
National Grid PLC	16,672	226
NMC Health PLC *	12,179	—
Ocado Group PLC *	7,660	51
Pearson PLC	15,564	163
Persimmon PLC	2,512	39
Phoenix Group Holdings PLC	7,887	53
Prudential PLC	1,980	27
Reckitt Benckiser Group PLC	1,696	129
RELX PLC	3,034	98
Rentokil Initial PLC	12,011	88
Rolls-Royce Holdings PLC *	19,553	36
Sage Group PLC/The	12,410	119
Segro PLC ‡	3,917	37
Severn Trent PLC	3,984	142
Shell PLC	10,804	308
Smith & Nephew PLC	9,612	133
Smiths Group PLC	3,056	65
Smurfit Kappa Group PLC	3,889	141
SSE PLC	6,499	145
Taylor Wimpey PLC	153,902	226
Tesco PLC	17,126	56
United Utilities Group PLC, Cl B	16,150	212
Vodafone Group PLC	157,079	173
Whitbread PLC	1,289	48

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
WPP PLC	14,932	$177

		6,327

Total Foreign Common Stock
(Cost $65,181) ($ Thousands)		70,442

EXCHANGE TRADED FUND — 0.7%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	14,285

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		14,285

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.1%^
Consumer Discretionary — 0.1%
Toyota Motor
3.419%, 07/20/2023 ^	$500	497

Energy — 0.0%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 ^	100	105

Financials — 0.0%
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	250	240
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 ^	250	249

		489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.0%
Apple
2.400%, 05/03/2023 ^	$250	$250

Total Corporate Obligations
(Cost $1,361) ($ Thousands)		1,341

	Shares
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (D)	2,071	119

Health Care — 0.0%
Sartorius AG (D)	230	97

Total Preferred Stock
(Cost $215) ($ Thousands)		216

COMMON STOCK — 0.0%

Information Technology — 0.0%
CyberArk Software Ltd *	1,176	174

Total Common Stock
(Cost $148) ($ Thousands)		174

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 65.8%
(Cost $1,384,418) ($ Thousands)		$1,358,517

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	117	Apr-2023	$18,523	$19,234	$478
Australian 10-Year Bond	1,628	Jun-2023	130,566	133,990	2,384
Australian 3-Year Bond	254	Jun-2023	18,369	18,511	74
Brent Crude^	141	May-2023	11,430	11,242	(188)
Brent Crude^	40	Apr-2023	2,935	3,196	261

SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
CAC40 10 Euro Index	31	Apr-2023	$2,327	$2,470	$92
Canadian 10-Year Bond	1,018	Jun-2023	91,359	94,898	3,413
Coffee C^	6	May-2023	392	384	(8)
Coffee C^	74	Jul-2023	4,887	4,709	(178)
Copper^	43	May-2023	4,441	4,402	(40)
Corn^	87	Sep-2023	2,520	2,511	(9)
Corn^	309	Jul-2023	9,486	9,826	340
Corn^	13	May-2023	410	429	20
Corn^	20	Jul-2023	639	636	(3)
Cotton No. 2^	50	Jul-2023	2,145	2,077	(67)
Cotton No. 2^	13	Jul-2023	532	540	8
DAX Index	41	Jun-2023	16,912	17,592	470
Euro STOXX 50	537	Jun-2023	23,556	24,860	994
Euro-Bobl	719	Jun-2023	88,110	92,083	1,919
Euro-BTP	337	Jun-2023	39,915	42,233	1,421
Euro-Bund	735	Jun-2023	104,314	108,474	2,301
Euro-Buxl	157	Jun-2023	22,145	24,027	1,349
Euro-OAT	137	Jun-2023	18,708	19,384	379
Euro-Schatz	258	Jun-2023	29,139	29,627	57
Feeder Cattle^	10	Aug-2023	1,071	1,110	38
Feeder Cattle^	53	May-2023	5,328	5,439	112
FTSE 100 Index	506	Jun-2023	46,601	47,793	329
FTSE MIB Index	147	Jun-2023	20,273	21,286	632
FTSE Taiwan Index	147	Apr-2023	8,102	8,161	60
FTSE/JSE Top 40 Index	96	Jun-2023	3,692	3,854	66
Gasoline^	22	Jun-2023	2,369	2,378	8
Gasoline^	62	May-2023	6,772	6,843	71
Gasoline^	37	Apr-2023	4,082	4,166	84
Gold^	229	Jun-2023	43,071	45,484	2,413
Hang Seng China Enterprises Index	219	Apr-2023	9,490	9,781	291
Hang Seng Index	259	Apr-2023	32,522	33,787	1,265
IBEX	152	Apr-2023	14,852	15,182	151
Japanese 10-Year Bond	199	Jun-2023	213,307	221,473	3,534
Japanese 10-Year Government Bond E-MINI	1,496	Jun-2023	160,038	166,157	2,702
KC HRW Wheat^	28	May-2023	1,240	1,229	(11)
KOSPI 200 Index	39	Jun-2023	2,361	2,424	65
Lean Hogs^	20	Aug-2023	832	755	(77)
Lean Hogs^	13	Jun-2023	534	476	(58)
Live Cattle^	156	Jun-2023	9,908	10,117	209
Live Cattle^	65	Aug-2023	4,154	4,197	43
LME Copper^	125	Jun-2023	27,936	28,102	165
LME Lead^	39	Jun-2023	2,089	2,055	(34)
LME Nickel^	35	Jun-2023	5,423	5,004	(419)
LME Primary Aluminum^	92	Jun-2023	5,650	5,544	(106)
LME Zinc^	124	Jun-2023	9,708	9,067	(641)
Long Gilt 10-Year Bond	997	Jun-2023	122,545	127,403	1,995
Low Sulphur Gasoil^	96	Jun-2023	7,509	7,102	(407)
Low Sulphur Gasoil^	6	Jul-2023	476	441	(35)
MSCI Emerging Markets	70	Jun-2023	3,367	3,484	117
Natural Gas^	198	May-2023	5,905	4,881	(1,024)
Natural Gas^	60	Jun-2023	1,941	1,639	(302)
NY Harbor ULSD^	60	May-2023	6,686	6,469	(217)
NYMEX Cocoa^	5	May-2023	138	147	8
NYMEX Cocoa^	123	Sep-2023	3,491	3,537	46
NYMEX Cocoa^	72	Jul-2023	1,989	2,084	94
OMX Stockholm 30	695	Apr-2023	14,347	14,857	381
Russell 2000 Index E-MINI	1,022	Jun-2023	90,288	92,670	2,381
Russell 2000 Index E-MINI	110	Jun-2023	10,022	9,974	(48)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	896	Jun-2023	$176,506	$185,371	$8,866
S&P Mid Cap 400 Index E-MINI	52	Jun-2023	12,981	13,154	174
S&P TSX 60 Index	219	Jun-2023	38,075	39,135	623
SET 50	155	Jun-2023	870	878	6
SGX Nifty 50	7	Apr-2023	240	244	4
Silver^	95	May-2023	10,275	11,474	1,200
Soybean^	182	May-2023	13,901	13,700	(201)
Soybean^	7	Aug-2023	508	498	(10)
Soybean^	27	Jul-2023	2,002	1,992	(10)
Soybean Meal^	166	Jul-2023	7,467	7,658	190
Soybean Meal^	30	May-2023	1,421	1,398	(23)
Soybean Meal^	5	Aug-2023	224	225	1
Soybean Meal^	51	Jul-2023	2,361	2,353	(9)
Soybean Oil^	56	May-2023	2,026	1,864	(162)
Soybean Oil^	17	Jul-2023	556	567	11
Soybean Oil^	20	Sep-2023	711	657	(54)
Soybean Oil^	28	Aug-2023	1,006	928	(78)
Soybean Oil^	12	Jul-2023	439	400	(38)
SPI 200 Index	275	Jun-2023	32,755	33,111	265
Sugar No. 11^	137	Jun-2023	3,078	3,350	271
Sugar No. 11^	466	Apr-2023	10,376	11,613	1,237
TOPIX Index	516	Jun-2023	76,240	77,677	(447)
U.S. 2-Year Treasury Note	831	Jun-2023	169,842	171,563	1,721
U.S. 5-Year Treasury Note	1,927	Jun-2023	207,059	211,022	3,963
U.S. 10-Year Treasury Note	2,244	Jun-2023	252,210	257,885	5,674
U.S. Long Treasury Bond	709	Jun-2023	89,559	92,990	3,431
U.S. Ultra Long Treasury Bond	317	Jun-2023	43,221	44,737	1,516
Wheat^	75	Jul-2023	2,680	2,642	(38)
Wheat^	20	Sep-2023	725	717	(8)
Wheat^	20	Jul-2023	688	704	16
WTI Crude Oil^	38	Aug-2023	2,545	2,850	305
WTI Crude Oil^	82	May-2023	6,172	6,216	44
			2,722,588	2,803,460	57,788
Short Contracts
Cotton No. 2^	(15)	May-2023	$(601)	$(621)	$(20)
DAX Index	(15)	Jun-2023	(6,047)	(6,436)	(252)
FTSE KLCI	(1)	Apr-2023	(16)	(16)	–
KC HRW Wheat^	(6)	Jul-2023	(241)	(259)	(18)
LME Primary Aluminum^	(82)	Jun-2023	(4,858)	(4,942)	(84)
Low Sulphur Gasoil^	(4)	May-2023	(298)	(301)	(3)
MSCI Singapore Index	(111)	Apr-2023	(2,530)	(2,557)	(27)
Natural Gas^	(21)	Apr-2023	(489)	(465)	23
NY Harbor ULSD^	(18)	Apr-2023	(1,971)	(1,981)	(10)
OMX Stockholm 30	(303)	Apr-2023	(6,076)	(6,477)	(304)
Platinum^	(2)	Feb-2024	(31)	(31)	–
Soybean^	(59)	Jul-2023	(4,271)	(4,353)	(82)
Wheat^	(13)	May-2023	(445)	(450)	(5)
WTI Crude Oil^	(46)	Apr-2023	(3,473)	(3,481)	(7)
			(31,347)	(32,370)	(789)
			$2,691,241	$2,771,090	$56,999

SEI Institutional Managed Trust

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNYMellon	04/27/23	GBP	5,090	USD	6,271	$(25)
BNYMellon	04/27/23	AUD	5,450	USD	3,646	(7)
BNYMellon	04/27/23	CAD	9,267	USD	6,796	(55)
BNYMellon	04/27/23	EUR	16,890	USD	18,310	(65)
BNYMellon	04/27/23	JPY	2,296,200	USD	17,580	248
Brown Brothers Harriman	04/27/23	GBP	30,700	USD	37,571	(402)
Citigroup	06/21/23	USD	183	PHP	10,000	1
Citigroup	06/21/23	SGD	542	USD	404	(5)
Citigroup	06/21/23	USD	83	TWD	2,500	—
Citigroup	06/21/23	USD	616	TWD	18,500	(4)
Citigroup	06/21/23	USD	734	SGD	977	3
Citigroup	06/21/23	USD	133	SGD	177	—
Citigroup	06/21/23	USD	947	COP	4,700,000	46
Citigroup	06/21/23	USD	1,033	ILS	3,735	8
Citigroup	06/21/23	USD	18	ILS	63	—
Citigroup	06/21/23	USD	1,528	GBP	1,266	39
Citigroup	06/21/23	USD	1,737	IDR	26,500,000	35
Citigroup	06/21/23	USD	3,924	CZK	87,532	112
Citigroup	06/21/23	USD	5,152	HUF	1,920,496	196
Citigroup	06/21/23	ILS	1,852	USD	524	8
Citigroup	06/21/23	ILS	5,555	USD	1,525	(24)
Citigroup	06/21/23	USD	7,599	PLN	34,125	284
Citigroup	06/21/23	USD	9,195	BRL	49,037	330
Citigroup	06/21/23	USD	9,683	ZAR	178,379	301
Citigroup	06/21/23	PLN	1,222	USD	282	—
Citigroup	06/21/23	PLN	11,175	USD	2,490	(92)
Citigroup	06/21/23	MXP	14,000	USD	735	(28)
Citigroup	06/21/23	BRL	14,641	USD	2,750	(94)
Citigroup	06/21/23	USD	14,524	INR	1,210,125	131
Citigroup	06/21/23	USD	2,548	INR	210,000	(5)
Citigroup	06/21/23	USD	17,848	EUR	16,652	325
Citigroup	06/21/23	USD	332	EUR	304	(1)
Citigroup	06/21/23	USD	18,289	MXP	343,703	447
Citigroup	06/21/23	GBP	19,232	USD	23,266	(547)
Citigroup	06/21/23	USD	9,133	KRW	11,939,441	74
Citigroup	06/21/23	USD	10,125	KRW	13,089,441	(31)
Citigroup	06/21/23	USD	19,880	CNH	135,853	43
Citigroup	06/21/23	USD	854	CNH	5,810	(2)
Citigroup	06/21/23	CNH	228	USD	33	—
Citigroup	06/21/23	CNH	27,076	USD	3,941	(30)
Citigroup	06/21/23	CZK	43,000	USD	1,928	(55)
Citigroup	06/21/23	TWD	33,750	USD	1,126	9
Citigroup	06/21/23	TWD	11,250	USD	372	—
Citigroup	06/21/23	PHP	65,000	USD	1,181	(17)
Citigroup	06/21/23	ZAR	66,000	USD	3,584	(110)
Citigroup	06/21/23	INR	70,000	USD	841	(7)
Citigroup	06/21/23	EUR	1,533	USD	1,678	5

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/21/23	EUR	80,845	USD	86,658	$(1,570)
Citigroup	06/21/23	HUF	265,000	USD	710	(28)
Citigroup	06/21/23	IDR	1,000,000	USD	66	(1)
Citigroup	06/21/23	COP	1,850,000	USD	371	(20)
Citigroup	06/21/23	KRW	2,543,750	USD	1,973	11
Citigroup	06/21/23	KRW	5,106,250	USD	3,923	(15)
Citigroup	06/22/23	USD	4,921	CLP	4,023,017	122
Citigroup	06/22/23	CLP	650,000	USD	792	(23)
JPMorgan Chase Bank	06/21/23	USD	183	PHP	10,000	1
JPMorgan Chase Bank	06/21/23	USD	332	EUR	304	(1)
JPMorgan Chase Bank	06/21/23	SGD	542	USD	404	(4)
JPMorgan Chase Bank	06/21/23	USD	83	TWD	2,500	—
JPMorgan Chase Bank	06/21/23	USD	616	TWD	18,500	(3)
JPMorgan Chase Bank	06/21/23	USD	734	SGD	977	4
JPMorgan Chase Bank	06/21/23	USD	133	SGD	177	—
JPMorgan Chase Bank	06/21/23	USD	947	COP	4,700,000	46
JPMorgan Chase Bank	06/21/23	USD	1,033	ILS	3,735	8
JPMorgan Chase Bank	06/21/23	USD	18	ILS	63	—
JPMorgan Chase Bank	06/21/23	USD	1,737	IDR	26,500,000	35
JPMorgan Chase Bank	06/21/23	USD	3,527	EUR	3,292	66
JPMorgan Chase Bank	06/21/23	USD	3,924	CZK	87,532	112
JPMorgan Chase Bank	06/21/23	USD	5,152	HUF	1,920,496	197
JPMorgan Chase Bank	06/21/23	ILS	1,852	USD	524	8
JPMorgan Chase Bank	06/21/23	ILS	5,555	USD	1,525	(24)
JPMorgan Chase Bank	06/21/23	USD	7,599	PLN	34,125	285
JPMorgan Chase Bank	06/21/23	USD	9,195	BRL	49,037	331
JPMorgan Chase Bank	06/21/23	USD	9,682	ZAR	178,379	302
JPMorgan Chase Bank	06/21/23	PLN	1,222	USD	282	1
JPMorgan Chase Bank	06/21/23	PLN	11,175	USD	2,490	(91)
JPMorgan Chase Bank	06/21/23	MXP	14,000	USD	735	(28)
JPMorgan Chase Bank	06/21/23	BRL	14,641	USD	2,750	(94)
JPMorgan Chase Bank	06/21/23	GBP	16,627	USD	20,068	(520)
JPMorgan Chase Bank	06/21/23	USD	14,524	INR	1,210,125	132
JPMorgan Chase Bank	06/21/23	USD	2,548	INR	210,000	(5)
JPMorgan Chase Bank	06/21/23	USD	18,289	MXP	343,703	448
JPMorgan Chase Bank	06/21/23	USD	10,118	KRW	13,213,121	71
JPMorgan Chase Bank	06/21/23	USD	9,142	KRW	11,815,760	(30)
JPMorgan Chase Bank	06/21/23	USD	19,879	CNH	135,853	44
JPMorgan Chase Bank	06/21/23	USD	854	CNH	5,810	(2)
JPMorgan Chase Bank	06/21/23	CNH	228	USD	33	—
JPMorgan Chase Bank	06/21/23	CNH	27,076	USD	3,941	(29)
JPMorgan Chase Bank	06/21/23	CZK	43,000	USD	1,928	(54)
JPMorgan Chase Bank	06/21/23	TWD	33,750	USD	1,126	9
JPMorgan Chase Bank	06/21/23	TWD	11,250	USD	372	—
JPMorgan Chase Bank	06/21/23	PHP	65,000	USD	1,181	(16)
JPMorgan Chase Bank	06/21/23	ZAR	66,000	USD	3,582	(112)
JPMorgan Chase Bank	06/21/23	EUR	69,961	USD	74,926	(1,424)
JPMorgan Chase Bank	06/21/23	INR	70,000	USD	841	(7)
JPMorgan Chase Bank	06/21/23	HUF	265,000	USD	710	(28)

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/21/23	IDR	1,000,000	USD	66	$(1)
JPMorgan Chase Bank	06/21/23	COP	1,850,000	USD	371	(20)
JPMorgan Chase Bank	06/21/23	KRW	2,543,750	USD	1,973	11
JPMorgan Chase Bank	06/21/23	KRW	5,106,250	USD	3,923	(15)
JPMorgan Chase Bank	06/22/23	USD	4,921	CLP	4,023,017	123
JPMorgan Chase Bank	06/22/23	CLP	650,000	USD	792	(22)
State Street	04/27/23	CHF	3,630	USD	3,952	(34)
State Street	04/27/23	HKD	27,350	USD	3,489	—
State Street	04/27/23	EUR	55,500	USD	59,802	(579)
						$(1,394)

A list of the open OTC swap agreements held by the Fund at March 31, 2023 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	BOVESPA INDEX FUTURE APRL23	POSITIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/12/2023	BRL	$3,511	$3,526	$–	$14
Bank of America	TAIEX FUTURES APR23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/19/2023	TWD	7,440	7,711	–	271
JPMorgan Chase	AEX INDEX FUTURE SWAP - APR 2023	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/21/2023	EUR	(6,289)	(6,740)	–	(451)
Citibank	AEX INDEX FUTURE SWAP - APR 2023	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/21/2023	EUR	(160)	(164)	–	(4)
Bank of America	SGX CNX NIFTY INDEX FUTURE SWAP APR23	1 MONTH USD LIBOR	ASSET RETURN	At Maturity	04/27/2023	USD	2,464	2,508	–	44
JPMorgan Chase	HSCEI FUTURES SWAP APR23	1 MONTH USD LIBOR	ASSET RETURN	At Maturity	04/27/2023	HKD	12,917	13,309	–	392
JPMorgan Chase	HSCEI FUTURES SWAP APR23	1 MONTH USD LIBOR	ASSET RETURN	At Maturity	04/27/2023	HKD	13,011	13,354	–	343
JPMorgan Chase	KOSPI 200 INDEX FUTURE JUN23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/08/2023	KRW	2,969	2,984	–	15
Bank of America	WIG 20 INDEX FUTURE SWAP - JUN23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/16/2023	PLN	(203)	(206)	–	(3)
Bank of America	SWISS MARKET INDEX FUTURE	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/16/2023	CHF	(16,017)	(16,851)	–	(834)
Bank of America	CANADA 10 YR BOND FUTURE SWAP - JUN23	ASSET PRICE RETURN	NEGATIVE PRICE RETURN	At Maturity	06/21/2023	CAD	(90)	(93)	–	(3)
Citibank	RECV .MISG00000NSG	ASSET RETURN	SIBCSORA INDEX	Monthly	06/21/2023	SGD	1,214	(15)	–	(15)
Citibank	.MISE00000NSE	ASSET RETURN	STBB1M INDEX	Monthly	06/21/2023	SEK	4,867	7	–	7
Citibank	RECV .MIMX00000NMX	ASSET RETURN	MXIBTIIE INDEX	Monthly	06/21/2023	MXN	2,960	–	–	–
Bank of America	PAYB TEL AVIV 35 IND	TELBOR01 INDEX	ASSET RETURN	Monthly	06/21/2023	ILS	3,859	(33)	–	(33)
Citibank	.MINL00000NEU	ASSET RETURN	ESTRON INDEX	Monthly	06/21/2023	EUR	495	(12)	–	(12)
Citibank	PAYB .MIIT00000NEU	ESTRON INDEX	ASSET RETURN	Monthly	06/21/2023	EUR	1,168	(43)	–	(43)
Citibank	RECV .MICH00000NCH	ASSET RETURN	SSARON INDEX	Monthly	06/21/2023	CHF	1,673	(37)	–	(37)
Citibank	PAYB .MIZA00000NZA	JIBA1M INDEX	ASSET RETURN	Monthly	06/21/2023	ZAR	5,896	(2)	–	(2)
Citibank	PAYB .MIAU00000NAU	BBSW1M INDEX	ASSET RETURN	Monthly	06/21/2023	AUD	1,942	(19)	–	(19)
								$19,184	$–	(370)

Percentages are based on Net Assets of $2,065,393 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2023.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $35,575 ($ Thousands), representing 1.7% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Accumulation Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
U.S. Treasury Obligations	–	1,099,101	–	1,099,101
Sovereign Debt	–	172,958	–	172,958
Foreign Common Stock	70,439	–	3	70,442
Exchange Traded Fund	14,285	–	–	14,285
Corporate Obligations	–	1,341	–	1,341
Preferred Stock	216	–	–	216
Common Stock	174	–	–	174
Rights	–	–	–	–
Total Investments in Securities	85,114	1,273,400	3	1,358,517

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62,761	–	–	62,761
Unrealized Depreciation	(5,762)	–	–	(5,762)
Forward Contracts*
Unrealized Appreciation	–	5,012	–	5,012
Unrealized Depreciation	–	(6,406)	–	(6,406)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,086	–	1,086
Unrealized Depreciation	–	(1,456)	–	(1,456)
Total Other Financial Instruments	56,999	(1,764)	–	55,235

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 52.5%
Communication Services — 4.4%
Altice France
5.500%, 10/15/2029 (A)	$1,666	$1,274
Altice France Holding
10.500%, 05/15/2027 (A)	2,090	1,599
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	290	200
AT&T
4.350%, 03/01/2029	700	685
3.500%, 06/01/2041	350	276
2.750%, 06/01/2031	375	323
2.550%, 12/01/2033	1,428	1,149
2.300%, 06/01/2027	1,009	925
1.650%, 02/01/2028	875	769
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,175
CCO Holdings
4.750%, 02/01/2032 (A)	1,625	1,365
4.500%, 05/01/2032	790	646
Charter Communications Operating
5.125%, 07/01/2049	200	158
4.908%, 07/23/2025	3,200	3,168
3.750%, 02/15/2028	650	604
Cinemark USA
5.875%, 03/15/2026 (A)	1,025	967
DISH DBS
5.875%, 11/15/2024	890	793
5.750%, 12/01/2028 (A)	480	358
5.250%, 12/01/2026 (A)	580	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 06/01/2029	$1,635	$871
Gannett Holdings
6.000%, 11/01/2026 (A)	250	210
iHeartCommunications
8.375%, 05/01/2027	830	604
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)	2,397	–
Mauritius Investments
6.500%, 10/13/2026	2,470	2,457
Meta Platforms
3.850%, 08/15/2032 (A)	875	819
3.500%, 08/15/2027 (A)	950	917
Millicom International Cellular
6.250%, 03/25/2029 (A)	477	440
4.500%, 04/27/2031 (A)	219	176
Scripps Escrow
5.875%, 07/15/2027 (A)	1,015	748
Sinclair Television Group
5.125%, 02/15/2027 (A)	495	433
Telecom Argentina
8.500%, 08/06/2025 (A)	27	26
T-Mobile USA
4.500%, 04/15/2050	1,516	1,320
Townsquare Media
6.875%, 02/01/2026 (A)	902	853
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	530	507
Urban One
7.375%, 02/01/2028 (A)	1,120	1,018
Verizon Communications
2.100%, 03/22/2028	515	459
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	420
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	418
Ziff Davis
4.625%, 10/15/2030 (A)	670	578
ZipRecruiter
5.000%, 01/15/2030 (A)	200	171

		30,342

Consumer Discretionary — 7.3%
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	660	665
Allen Media
10.500%, 02/15/2028 (A)	1,060	580
Altice Financing
5.000%, 01/15/2028 (A)	735	598
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	245
4.625%, 11/15/2029 (A)	505	452

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	$650	$635
Bath & Body Works
6.625%, 10/01/2030 (A)	220	215
5.250%, 02/01/2028	710	678
BorgWarner
5.000%, 10/01/2025 (A)	560	558
Boyne USA
4.750%, 05/15/2029 (A)	1,140	1,018
Caesars Entertainment
8.125%, 07/01/2027 (A)	230	235
7.000%, 02/15/2030 (A)	870	885
CalAtlantic Group
5.250%, 06/01/2026	330	312
Carnival
10.500%, 06/01/2030 (A)	380	365
7.875%, 06/01/2027	350	344
4.000%, 08/01/2028 (A)	610	525
Carriage Services
4.250%, 05/15/2029 (A)	440	362
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	378
Clarios Global
8.500%, 05/15/2027 (A)	640	642
CSC Holdings
6.500%, 02/01/2029 (A)	1,230	1,022
5.750%, 01/15/2030 (A)	1,113	586
5.000%, 11/15/2031 (A)	200	101
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,556
Diamond Sports Group
6.625%, 08/15/2027 (A)(D)	500	6
5.375%, 08/15/2026 (A)(D)	330	18
DirecTV Financing
5.875%, 08/15/2027 (A)	3,140	2,844
eG Global Finance
6.750%, 02/07/2025 (A)	488	452
Expedia Group
4.625%, 08/01/2027	647	634
Foot Locker
4.000%, 10/01/2029 (A)	420	350
Ford Motor
6.100%, 08/19/2032	1,200	1,163
3.250%, 02/12/2032	2,181	1,714
Ford Motor Credit
4.950%, 05/28/2027	1,019	972
3.625%, 06/17/2031	900	742
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,240	983
Full House Resorts
8.250%, 02/15/2028 (A)	550	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
5.950%, 04/01/2049	$36	$33
4.000%, 04/01/2025	250	244
General Motors Financial
5.650%, 01/17/2029	175	177
Getty Images
9.750%, 03/01/2027 (A)	720	719
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	225
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	897
KB Home
7.250%, 07/15/2030	545	553
Las Vegas Sands
3.200%, 08/08/2024	440	426
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	1,008
Liberty Interactive
8.500%, 07/15/2029	280	70
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	238
Match Group
5.000%, 12/15/2027 (A)	190	180
Match Group Holdings II
3.625%, 10/01/2031 (A)	385	313
McClatchy
11.000%, 07/15/2027 (A)	430	486
Mclaren Finance
7.500%, 08/01/2026 (A)	540	444
MDC Holdings
6.000%, 01/15/2043	180	156
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	750
4.875%, 06/06/2025 (A)	200	188
MercadoLibre
3.125%, 01/14/2031	640	504
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	239
Michaels
7.875%, 05/01/2029 (A)	530	371
5.250%, 05/01/2028 (A)	290	242
Mohegan Tribal Gaming Authority
13.250%, 12/15/2027 (A)	960	1,033
NCL
5.875%, 03/15/2026 (A)	900	766
5.875%, 02/15/2027 (A)	330	308
3.625%, 12/15/2024 (A)	430	400
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	257
Newell Brands
6.000%, 04/01/2046	536	438

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penn National Gaming
4.125%, 07/01/2029 (A)		$1,219	$1,017
Penske Automotive Group
3.750%, 06/15/2029		848	732
PM General Purchaser
9.500%, 10/01/2028 (A)		860	787
QVC
4.850%, 04/01/2024		47	37
4.375%, 09/01/2028		330	134
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)		470	505
11.500%, 06/01/2025 (A)		220	234
9.250%, 01/15/2029 (A)		170	181
Sally Holdings
5.625%, 12/01/2025		970	955
Sands China
5.900%, 08/08/2028		240	228
5.625%, 08/08/2025		200	195
3.750%, 08/08/2031		200	160
3.350%, 03/08/2029		200	166
2.800%, 03/08/2027		230	197
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		1,765	1,593
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,463
SRS Distribution
6.125%, 07/01/2029 (A)		1,031	870
StoneMor
8.500%, 05/15/2029 (A)		710	546
TKC Holdings
6.875%, 05/15/2028 (A)		200	169
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	364
Upbound Group
6.375%, 02/15/2029 (A)		$550	462
Viking Cruises
13.000%, 05/15/2025 (A)		60	63
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)		230	197
VOC Escrow
5.000%, 02/15/2028 (A)		610	541
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	559
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	628
Wynn Macau
5.500%, 01/15/2026 (A)		$200	185
4.875%, 10/01/2024 (A)		1,670	1,620
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		400	406
Yum! Brands
4.750%, 01/15/2030 (A)		454	434

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZF North America Capital
4.750%, 04/29/2025 (A)		$400	$393

			51,022

Consumer Staples — 1.3%
Altria Group
2.350%, 05/06/2025		425	403
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,506	1,538
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	202
Constellation Brands
3.150%, 08/01/2029		$600	549
Darling Ingredients
6.000%, 06/15/2030 (A)		940	937
FAGE International
5.625%, 08/15/2026 (A)		660	616
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	674
Kraft Heinz Foods
4.375%, 06/01/2046		1,671	1,456
Lindley
4.625%, 04/12/2023		48	47
Performance Food Group
5.500%, 10/15/2027 (A)		450	440
Post Holdings
4.625%, 04/15/2030 (A)		429	384
Prosperous Ray
4.625%, 11/12/2023		300	299
United Rentals North America
4.000%, 07/15/2030		290	261
US Foods
4.750%, 02/15/2029 (A)		1,171	1,082
4.625%, 06/01/2030 (A)		580	523

			9,411

Energy — 6.8%
Berry Petroleum
7.000%, 02/15/2026 (A)		1,200	1,126
Blue Racer Midstream
7.625%, 12/15/2025 (A)		570	564
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027		850	851
Chord Energy Corp
6.375%, 06/01/2026 (A)		820	812
Civitas Resources
5.000%, 10/15/2026 (A)		475	447
CNX Midstream Partners
4.750%, 04/15/2030 (A)		430	370
CQP Holdco
5.500%, 06/15/2031 (A)		1,605	1,443

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DCP Midstream Operating
6.750%, 09/15/2037 (A)	$302	$328
Devon Energy
5.850%, 12/15/2025	1,021	1,037
Ecopetrol
6.875%, 04/29/2030	1,010	931
Energy Transfer
8.892%, ICE LIBOR USD 3 Month + 4.028%(E)(F)	230	204
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(E)(F)	220	185
4.200%, 09/15/2023	1,393	1,388
EQM Midstream Partners
7.500%, 06/01/2030 (A)	330	320
Genesis Energy
8.875%, 04/15/2030	440	445
Global Partners
6.875%, 01/15/2029	545	507
GNL Quintero
4.634%, 07/31/2029	306	293
Hess Midstream Operations
5.500%, 10/15/2030 (A)	325	302
Hilcorp Energy I
6.250%, 04/15/2032 (A)	420	389
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	1,000	943
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	400	367
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	268
Kinetik Holdings
5.875%, 06/15/2030 (A)	775	746
Marathon Petroleum
3.800%, 04/01/2028	325	310
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,214
5.875%, 02/01/2029 (A)	110	106
MPLX
4.800%, 02/15/2029	250	248
4.000%, 03/15/2028	950	909
Nabors Industries
7.375%, 05/15/2027 (A)	3,040	2,977
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	800	775
Noble Holdings International
11.000%cash/0% PIK, 02/15/2028	248	270
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	595
NuStar Logistics
6.375%, 10/01/2030	670	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
7.500%, 05/01/2031	$120	$132
6.625%, 09/01/2030	700	737
6.450%, 09/15/2036	730	768
4.400%, 08/15/2049	220	172
ONEOK
6.350%, 01/15/2031	325	341
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,050	994
Petrobras Global Finance BV
5.299%, 01/27/2025	400	396
Petroleos de Venezuela
6.000%, 10/28/2022 (D)	8,860	244
6.000%, 05/16/2024 (D)	3,790	163
6.000%, 11/15/2026 (D)	1,110	44
5.500%, 04/12/2037 (D)	130	5
5.375%, 04/12/2027 (D)	2,570	103
Petroleos Mexicanos
7.690%, 01/23/2050	406	287
6.950%, 01/28/2060	207	134
6.500%, 03/13/2027	328	298
6.490%, 01/23/2027	73	66
5.350%, 02/12/2028	180	152
4.500%, 01/23/2026	40	37
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	10
Phillips 66
3.900%, 03/15/2028	525	505
Plains All American Pipeline
8.974%, ICE LIBOR USD 3 Month + 4.110%(E)(F)	750	664
3.600%, 11/01/2024	175	170
Range Resources
8.250%, 01/15/2029	700	738
4.750%, 02/15/2030 (A)	655	597
ROCC Holdings
9.250%, 08/15/2026 (A)	400	421
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	310	285
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	805
Southwestern Energy
8.375%, 09/15/2028	790	831
4.750%, 02/01/2032	1,410	1,245
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	1,454	1,396
5.750%, 04/15/2025	925	770
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	230	206
TechnipFMC
6.500%, 02/01/2026 (A)	1,050	1,041

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Total Capital International
2.829%, 01/10/2030		$1,350	$1,231
Transocean
11.500%, 01/30/2027 (A)		2,088	2,156
8.750%, 02/15/2030 (A)		380	388
Transocean Poseidon
6.875%, 02/01/2027 (A)		382	374
Transocean Titan Financing
8.375%, 02/01/2028 (A)		230	237
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		850	765
USA Compression Partners
6.875%, 04/01/2026		1,175	1,142
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)		860	867
3.875%, 11/01/2033 (A)		430	361
Viper Energy Partners
5.375%, 11/01/2027 (A)		670	644
Western Midstream Operating
5.450%, 04/01/2044		1,100	959
5.300%, 03/01/2048		530	449
YPF
8.500%, 07/28/2025 (A)		700	615
6.950%, 07/21/2027 (A)		380	282

			47,540

Financials — 12.5%
ABN AMRO Bank
4.375%(E)(F)	EUR	400	387
Accelerate360 Holdings
8.000%, 03/01/2028 (A)		$1,154	1,226
Acrisure
6.000%, 08/01/2029 (A)		915	756
4.250%, 02/15/2029 (A)		975	831
AG Issuer
6.250%, 03/01/2028 (A)		1,116	1,005
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)		130	131
AIA Group
3.900%, 04/06/2028 (A)		475	459
AIA Group MTN
3.200%, 03/11/2025 (A)		425	412
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	705
Ally Financial
4.700%, H15T7Y + 3.481%(E)(F)		1,325	884
American International Group
3.900%, 04/01/2026		163	158
3.400%, 06/30/2030		225	202
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)		970	682

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aviation Capital Group
1.950%, 01/30/2026 (A)		$350	$311
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	138
4.250%, 04/15/2026 (A)		100	94
2.875%, 02/15/2025 (A)		1,250	1,173
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		500	413
Banco Bilbao Vizcaya Argentaria
5.875%, EUR Swap Annual 5 Yr + 5.660%(E)(F)	EUR	800	827
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	953
Banco do Brasil
9.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 6.362%(E)(F)		200	197
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%(E)(F)		1,920	1,744
Banco Mercantil del Norte
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%(A)(E)(F)		970	839
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%(A)(E)(F)		420	398
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%(A)(E)(F)		1,340	1,139
Banco Santander
4.250%, 04/11/2027		400	378
3.306%, 06/27/2029		400	356
2.749%, 12/03/2030		200	156
2.746%, 05/28/2025		600	566
Bank of America
6.250%, ICE LIBOR USD 3 Month + 3.705%(E)(F)		150	147
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (E)		2,115	1,965
Bank of America MTN
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (E)		565	559
4.200%, 08/26/2024		225	221
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (E)		1,525	1,457
Bank of New York Mellon MTN
4.596%, U.S. SOFR + 1.755%, 07/26/2030 (E)		75	73
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	1,504

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.431%(E)(F)		$225	$192
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(E)(F)		970	873
7.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(E)(F)	GBP	700	754
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867%(E)(F)		$280	238
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (E)		725	677
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/2033 (A)(E)		410	351
BNP Paribas
7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.899%(A)(E)(F)		270	259
3.375%, 01/09/2025 (A)		1,000	959
BPCE
4.625%, 09/12/2028 (A)		500	469
2.277%, U.S. SOFR + 1.312%, 01/20/2032 (A)(E)		375	292
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,011
Burford Capital Global Finance
6.875%, 04/15/2030 (A)		380	327
Citigroup
9.094%, ICE LIBOR USD 3 Month + 4.230%(E)(F)		675	671
6.300%, TSFR3M + 3.685%(E)(F)		1,250	1,188
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (E)		575	564
4.125%, 07/25/2028		1,450	1,369
3.400%, 05/01/2026		1,675	1,598
Coinbase Global
3.625%, 10/01/2031 (A)		370	207
Comerica
3.700%, 07/31/2023		410	393
Cooperatieve Rabobank UA
4.625%, EUR Swap Annual 5 Yr + 4.098%(E)(F)	EUR	1,400	1,374
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(E)(F)		$710	684
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(D)(F)		1,020	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(D)(F)	$410	$–
7.250%, USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(D)(F)	200	–
4.550%, 04/17/2026	802	740
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(E)	600	534
Credit Suisse NY
7.950%, 01/09/2025	500	508
4.750%, 08/09/2024	260	252
1.000%, 05/05/2023	250	247
Credit Suisse NY MTN
3.625%, 09/09/2024	290	276
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(E)	810	811
Deutsche Bank
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.524%(E)(F)	400	296
DP World MTN
5.625%, 09/25/2048	200	193
First Horizon National
4.000%, 05/26/2025	625	583
FirstCash
5.625%, 01/01/2030 (A)	340	314
Freedom Mortgage
7.625%, 05/01/2026 (A)	1,450	1,165
6.625%, 01/15/2027 (A)	1,015	781
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)	2,979	2,688
Global Payments
2.650%, 02/15/2025	400	380
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)	930	859
HSBC Holdings
4.950%, 03/31/2030	226	222
3.803%, ICE LIBOR USD 3 Month + 1.211%, 03/11/2025 (E)	700	685
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (E)	1,000	913
Intercontinental Exchange
2.100%, 06/15/2030	800	673
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,080	1,023
Itau Unibanco Holding
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.222%(A)(E)(F)	1,120	842
Jane Street Group
4.500%, 11/15/2029 (A)	160	143

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (E)		$570	$567
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (E)		2,000	1,951
4.125%, 12/15/2026		3,400	3,319
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (E)		250	216
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)		270	195
4.250%, 02/01/2027 (A)		70	55
LD Holdings Group
6.500%, 11/01/2025 (A)		600	378
Lloyds Banking Group
4.947%(E)(F)	EUR	290	283
LPL Holdings
4.000%, 03/15/2029 (A)		$500	450
M&T Bank
5.053%, U.S. SOFR + 1.850%, 01/27/2034 (E)		525	488
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,532	1,303
5.625%, 01/15/2030 (A)		305	241
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (E)		1,950	1,892
3.625%, 01/20/2027		750	722
Morgan Stanley MTN
4.889%, U.S. SOFR + 2.076%, 07/20/2033 (E)		565	555
3.950%, 04/23/2027		1,100	1,063
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (E)		625	491
National Bank of Uzbekistan
4.850%, 10/21/2025		200	184
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		615	527
Nationwide Building Society
3.960%, ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)(E)		450	406
NatWest Group
4.500%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(E)(F)	GBP	1,160	1,052
3.754%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.100%, 11/01/2029 (E)		$225	211
Navient
5.500%, 03/15/2029		1,519	1,284
5.000%, 03/15/2027		1,100	969
Navient MTN
5.625%, 08/01/2033		180	134
NFP
6.875%, 08/15/2028 (A)		893	766

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NMI Holdings
7.375%, 06/01/2025 (A)		$410	$411
Oxford Finance
6.375%, 02/01/2027 (A)		465	435
Paysafe Finance
4.000%, 06/15/2029 (A)		400	311
PNC Financial Services Group
6.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.238%(E)(F)		1,350	1,270
Popular
7.250%, 03/13/2028		890	880
Raymond James Financial
4.650%, 04/01/2030		400	391
Rocket Mortgage
3.875%, 03/01/2031 (A)		50	41
3.625%, 03/01/2029 (A)		950	816
Sabre GLBL
11.250%, 12/15/2027 (A)		810	755
Saga
5.500%, 07/15/2026	GBP	610	588
StoneX Group
8.625%, 06/15/2025 (A)		$770	774
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		680	636
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(E)(F)		410	389
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(E)		340	272
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)(E)		260	240
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)(E)		440	362
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		641	535
VistaJet Malta Finance
7.875%, 05/01/2027 (A)		770	745
6.375%, 02/01/2030 (A)		1,340	1,194
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(E)(F)		525	516
Wells Fargo MTN
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (E)		1,235	1,206
4.100%, 06/03/2026		1,575	1,524

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yapi ve Kredi Bankasi MTN
13.875%, USD Swap Semi 30/360 5 Yr Curr + 11.245%(E)(F)		$480	$493

			87,510

Health Care — 4.3%
AbbVie
3.200%, 11/21/2029		1,375	1,276
AdaptHealth
6.125%, 08/01/2028 (A)		670	615
5.125%, 03/01/2030 (A)		370	314
4.625%, 08/01/2029 (A)		605	504
Akumin
7.000%, 11/01/2025 (A)		310	244
Akumin Escrow
7.500%, 08/01/2028 (A)		490	343
Amgen
5.250%, 03/02/2030		850	869
5.250%, 03/02/2033		900	925
APX Group
5.750%, 07/15/2029 (A)		1,216	1,088
AthenaHealth Group
6.500%, 02/15/2030 (A)		2,400	1,946
Bausch Health
14.000%, 10/15/2030 (A)		18	10
7.000%, 01/15/2028 (A)		130	51
6.125%, 02/01/2027 (A)		280	181
5.500%, 11/01/2025 (A)		310	255
5.000%, 01/30/2028 (A)		60	23
5.000%, 02/15/2029 (A)		390	153
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	290
4.250%, 12/15/2025 (A)		500	489
Becton Dickinson
3.700%, 06/06/2027		690	666
2.823%, 05/20/2030		625	558
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	422
Chrome Holdco SASU
5.000%, 05/31/2029 (A)		375	301
CHS
6.125%, 04/01/2030 (A)		$1,270	765
4.750%, 02/15/2031 (A)		500	369
Cidron Aida Finco S.A.R.L.
6.250%, 04/01/2028 (A)	GBP	440	462
CVS Health
4.300%, 03/25/2028		$950	933
3.750%, 04/01/2030		590	552
DaVita
3.750%, 02/15/2031 (A)		1,760	1,388
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	157

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HealthEquity
4.500%, 10/01/2029 (A)		$376	$334
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	182
Legacy LifePoint Health
6.750%, 04/15/2025 (A)		$490	465
LifePoint Health
5.375%, 01/15/2029 (A)		1,185	724
Medline Borrower
5.250%, 10/01/2029 (A)		1,650	1,432
3.875%, 04/01/2029 (A)		1,160	1,006
Option Care Health
4.375%, 10/31/2029 (A)		690	609
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	309
Radiology Partners
9.250%, 02/01/2028 (A)		545	301
Stryker
1.950%, 06/15/2030		825	696
Tenet Healthcare
6.250%, 02/01/2027		200	197
6.125%, 06/15/2030 (A)		446	440
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		930	844
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031		550	577
UnitedHealth Group
5.350%, 02/15/2033		1,525	1,621
5.300%, 02/15/2030		1,800	1,897
US Renal Care
10.625%, 07/15/2027 (A)		430	113
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	457
Verisure Midholding
5.250%, 02/15/2029 (A)		500	451
Zoetis
2.000%, 05/15/2030		$1,100	925

			29,729

Industrials — 8.9%
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		390	382
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	287
4.875%, 01/16/2024		400	396
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	403
4.000%, 08/11/2041 (A)		640	510
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	343

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada
3.875%, 08/15/2026 (A)	$750	$681
Air Lease
3.250%, 03/01/2025	850	816
Air Lease MTN
3.750%, 06/01/2026	600	567
Allegiant Travel
7.250%, 08/15/2027 (A)	295	294
Allied Universal Holdco
9.750%, 07/15/2027	649	578
6.625%, 07/15/2026 (A)	590	567
6.000%, 06/01/2029 (A)	680	508
Allison Transmission
4.750%, 10/01/2027 (A)	210	198
American Airlines
11.750%, 07/15/2025 (A)	430	470
7.250%, 02/15/2028 (A)	440	428
5.750%, 04/20/2029 (A)	991	951
5.500%, 04/20/2026 (A)	812	799
American Airlines Pass-Through Trust
4.950%, 02/15/2025	334	322
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)	1,115	952
American News
8.500%cash/0% PIK, 09/01/2026 (A)	973	1,105
APi Group DE
4.750%, 10/15/2029 (A)	143	126
4.125%, 07/15/2029 (A)	1,778	1,526
Arcosa
4.375%, 04/15/2029 (A)	500	445
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	990	905
Boeing
5.805%, 05/01/2050	350	352
5.150%, 05/01/2030	150	151
3.450%, 11/01/2028	375	346
3.250%, 03/01/2028	425	392
Builders FirstSource
4.250%, 02/01/2032 (A)	310	270
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	320	286
Carriage Purchaser
7.875%, 10/15/2029 (A)	220	163
Carrier Global
2.493%, 02/15/2027	1,100	1,022
2.242%, 02/15/2025	1,000	954
Chart Industries
7.500%, 01/01/2030 (A)	300	310
CoreCivic
8.250%, 04/15/2026	1,060	1,068
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoStar Group
2.800%, 07/15/2030 (A)	$625	$524
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	709
DP World MTN
5.625%, 09/25/2048 (A)	450	434
Garda World Security
7.750%, 02/15/2028 (A)	255	251
GEO Group
10.500%, 06/30/2028	742	750
GFL Environmental
5.125%, 12/15/2026 (A)	330	323
4.750%, 06/15/2029 (A)	210	196
4.000%, 08/01/2028 (A)	1,188	1,079
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	455	391
5.625%, 06/01/2029 (A)	1,271	1,049
GYP Holdings III
4.625%, 05/01/2029 (A)	470	402
H&E Equipment Services
3.875%, 12/15/2028 (A)	240	210
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,330	1,263
Hillenbrand
3.750%, 03/01/2031	589	492
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	600	507
IHS Holding
6.250%, 11/29/2028 (A)	350	280
5.625%, 11/29/2026 (A)	440	369
Johnson Controls International
4.900%, 12/01/2032	150	152
KOC Holding
6.500%, 03/11/2025	2,170	2,152
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	456
Madison IAQ
5.875%, 06/30/2029 (A)	189	146
4.125%, 06/30/2028 (A)	179	155
Mexico City Airport Trust
5.500%, 10/31/2046	400	308
5.500%, 07/31/2047	892	687
4.250%, 10/31/2026 (A)	210	201
3.875%, 04/30/2028 (A)	1,190	1,101
MHP Lux
6.950%, 04/03/2026 (D)	1,870	919
MV24 Capital BV
6.748%, 06/01/2034	2,304	2,122
Northrop Grumman
3.250%, 01/15/2028	1,950	1,853
Otis Worldwide
2.565%, 02/15/2030	1,425	1,250

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Park-Ohio Industries
6.625%, 04/15/2027	$1,120	$867
Rand Parent
8.500%, 02/15/2030 (A)	835	785
Regal Rexnord
6.300%, 02/15/2030 (A)	575	579
Spirit AeroSystems
9.375%, 11/30/2029 (A)	340	371
4.600%, 06/15/2028	2,135	1,809
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	923	927
Standard Industries
4.375%, 07/15/2030 (A)	645	561
Stanley Black & Decker
4.250%, 11/15/2028	650	628
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	199
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,227
Titan International
7.000%, 04/30/2028	1,400	1,261
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,336
TransDigm
8.000%, 12/15/2025 (A)	250	255
7.500%, 03/15/2027	260	259
6.750%, 08/15/2028 (A)	500	505
6.250%, 03/15/2026 (A)	700	701
5.500%, 11/15/2027	960	905
4.875%, 05/01/2029	359	318
4.625%, 01/15/2029	135	120
Triumph Group
9.000%, 03/15/2028 (A)	1,815	1,817
7.750%, 08/15/2025	1,161	1,065
Tutor Perini
6.875%, 05/01/2025 (A)	490	345
United Airlines
4.625%, 04/15/2029 (A)	330	299
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	58	56
United Rentals North America
6.000%, 12/15/2029 (A)	240	244
5.500%, 05/15/2027	290	287
5.250%, 01/15/2030	530	510
3.875%, 02/15/2031	170	150
Vertiv Group
4.125%, 11/15/2028 (A)	850	750
XPO CNW
6.700%, 05/01/2034	1,090	987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPO Escrow Sub
7.500%, 11/15/2027 (A)	$660	$686

		61,818

Information Technology — 2.9%
Arches Buyer
6.125%, 12/01/2028 (A)	364	300
Broadcom
3.500%, 02/15/2041 (A)	525	396
3.469%, 04/15/2034 (A)	175	144
3.419%, 04/15/2033 (A)	1,150	962
3.187%, 11/15/2036 (A)	53	40
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	542
Central Parent
7.250%, 06/15/2029 (A)	1,080	1,061
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	936	846
Coherent
5.000%, 12/15/2029 (A)	420	381
CommScope
7.125%, 07/01/2028 (A)	60	44
6.000%, 03/01/2026 (A)	210	203
4.750%, 09/01/2029 (A)	460	383
Crowdstrike Holdings
3.000%, 02/15/2029	310	271
Dell International
6.020%, 06/15/2026	1,525	1,565
5.450%, 06/15/2023	141	141
5.300%, 10/01/2029	75	76
Elastic
4.125%, 07/15/2029 (A)	695	593
Endurance International Group Holdings
6.000%, 02/15/2029 (A)	630	426
Gen Digital
7.125%, 09/30/2030 (A)	660	657
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	1,862
Imola Merger
4.750%, 05/15/2029 (A)	1,054	943
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	687	549
Lam Research
1.900%, 06/15/2030	300	253
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)	460	469
NCR
5.125%, 04/15/2029 (A)	380	329
NXP BV
3.400%, 05/01/2030	225	202
Open Text Holdings
4.125%, 02/15/2030 (A)	3	3

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.250%, 11/09/2032		$2,175	$2,339
2.950%, 04/01/2030		98	86
2.875%, 03/25/2031		550	471
Presidio Holdings
8.250%, 02/01/2028 (A)		110	105
Prosus
3.680%, 01/21/2030 (A)		250	212
Prosus MTN
4.027%, 08/03/2050 (A)		560	368
3.061%, 07/13/2031 (A)		540	425
SPCM
3.375%, 03/15/2030 (A)		310	256
Sprint Capital
8.750%, 03/15/2032		510	621
TeamSystem
3.500%, 02/15/2028 (A)	EUR	550	526
United Group BV
4.625%, 08/15/2028 (A)		450	360
Vericast
12.500%, 12/15/2027 (A)		$180	204
11.000%, 09/15/2026 (A)		240	252
Virtusa
7.125%, 12/15/2028 (A)		275	216

			20,082

Materials — 2.2%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	503
AngloGold Ashanti Holdings
3.750%, 10/01/2030		930	813
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	208
4.000%, 09/01/2029 (A)		360	282
3.000%, 09/01/2029	EUR	350	282
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)		$275	220
Avient
7.125%, 08/01/2030 (A)		500	516
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,204
Berry Global
1.570%, 01/15/2026		325	295
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		470	429
Chemours
4.625%, 11/15/2029 (A)		645	532
Cleveland-Cliffs Inc
4.875%, 03/01/2031 (A)		715	650
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,000	964

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huntsman International
4.500%, 05/01/2029		$375	$352
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	186
Ingevity
3.875%, 11/01/2028 (A)		735	630
LABL
6.750%, 07/15/2026 (A)		950	916
Metinvest BV
7.750%, 04/23/2023 (A)		375	350
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	133
OCP
3.750%, 06/23/2031 (A)		200	163
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		200	200
Pactiv
8.375%, 04/15/2027		450	444
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	118
Sasol Financing USA
5.500%, 03/18/2031		440	368
4.375%, 09/18/2026		1,360	1,229
Sealed Air
6.875%, 07/15/2033 (A)		411	412
6.125%, 02/01/2028 (A)		200	202
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)		710	666
Suzano Austria GmbH
3.125%, 01/15/2032		590	483
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	190
Teck Resources
3.900%, 07/15/2030		$250	230
Vale Overseas
6.250%, 08/10/2026		380	390
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	568

			15,128

Real Estate — 0.8%
Agree
2.900%, 10/01/2030		175	149
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	332
Diversified Healthcare Trust
9.750%, 06/15/2025		124	120
4.750%, 05/01/2024		90	81
Essex Portfolio
3.000%, 01/15/2030		400	348
Five Point Operating
7.875%, 11/15/2025 (A)		520	468

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IIP Operating Partnership
5.500%, 05/25/2026	$410	$352
Prologis
1.750%, 07/01/2030	300	243
Realty Income
4.875%, 06/01/2026	1,000	995
2.850%, 12/15/2032	375	310
Service Properties Trust
7.500%, 09/15/2025	700	691
5.500%, 12/15/2027	160	143
Spirit Realty
3.200%, 01/15/2027	600	547
WP Carey
4.250%, 10/01/2026	700	683

		5,462

Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	119
American Electric Power
2.300%, 03/01/2030	300	253
Berkshire Hathaway Energy
4.250%, 10/15/2050	175	150
Calpine
3.750%, 03/01/2031 (A)	1,875	1,582
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	228
6.350%, 08/10/2028	500	472
NiSource
3.600%, 05/01/2030	50	46
Pike
5.500%, 09/01/2028 (A)	983	860
Sempra Energy
3.400%, 02/01/2028	1,075	1,010
Southern California Edison
4.200%, 03/01/2029	450	435
Sunnova Energy
5.875%, 09/01/2026 (A)	560	475
TransAlta
7.750%, 11/15/2029	270	284
6.500%, 03/15/2040	980	899
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,159

		7,972

Total Corporate Obligations
(Cost $415,426) ($ Thousands)		366,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 11.2%
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
7.798%, CME Term SOFR + 3.000%, 02/07/2029 (B)(E)	$913	$847
Acrisure, LLC, 1st Lien
10.447%, 02/15/2027	589	583
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/15/2027 (E)	359	347
ADS Tactical Inc, Term Loan, 1st Lien
10.385%, 03/19/2026 (E)	983	904
Adtalem Global, Term Loan, 1st Lien
8.635%, 08/12/2028	301	300
Allen Media LLC, Initial Term Loan, 1st Lien
10.230%, 02/10/2027 (E)	961	832
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.468%, LIBOR + 3.750%, 05/12/2028 (E)	669	634
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.135%, 08/17/2028 (E)	526	523
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
9.033%, 02/15/2029 (E)	510	497
8.827%, 02/15/2029	453	442
8.764%, 02/15/2029	–	—
8.170%, 01/29/2027	133	130
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
8.635%, LIBOR + 3.500%, 01/29/2027 (E)	268	262
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
8.635%, LIBOR + 3.500%, 01/29/2027 (E)	135	132
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.135%, LIBOR + 3.500%, 03/11/2028 (B)(E)	320	274
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
7.385%, 05/15/2026 (E)	20	17
Arcis Golf LLC, Initial Term Loan, 1st Lien
8.885%, 11/24/2028	693	688
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	916	878
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.885%, 01/20/2029 (E)	950	781

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 07/31/2027 (E)	$500	$457
Athena Helath Group, Initial Term Loan
8.259%, 02/15/2029 (E)(G)	80	74
Atlantic Aviation, Term Loan, 2nd Lien
10.385%, 09/21/2029 (E)	125	122
Autokiniton, Term Loan B, 1st Lien
9.280%, 04/06/2028 (E)	216	210
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
7.218%, LIBOR + 2.750%, 06/07/2028 (E)	979	969
Caesars Entertainment, Term Loan, 1st Lien
7.968%, 02/06/2030 (E)	220	219
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 11/12/2027 (E)	612	540
Chariot Buyer LLC, Initial Term Loan, 1st Lien
7.885%, 11/03/2028	568	545
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.232%, LIBOR + 2.500%, 02/02/2028 (E)	632	625
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
8.330%, LIBOR + 3.500%, 04/05/2028 (E)	374	150
Clark Equipment Company, Term Loan B, 1st Lien
7.180%, 04/20/2029 (E)	99	99
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (E)	701	668
CPP, Term Loan, 2nd Lien
12.580%, 04/30/2026	370	302
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
9.954%, 02/20/2029 (E)	485	470
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
11.696%, LIBOR + 7.000%, 02/19/2029 (E)	2,190	2,015
DCert Buyer, Inc., Initial Term Loan, 1st Lien
8.696%, LIBOR + 4.000%, 10/16/2026 (E)	869	849
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
11.385%, 04/07/2028 (E)	300	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.648%, LIBOR + 3.750%, 04/09/2027 (E)	$243	$235
DirecTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 08/02/2027 (E)	822	789
Donnelley Financial, Term Loan, 1st Lien
0.000%, 03/17/2028 (C)	790	778
Empire Today, Term Loan, 1st Lien
9.709%, 04/03/2028 (E)	151	117
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.385%, 12/08/2028 (E)	792	764
Energize Holdco LLC, Initial Term Loan, 2nd Lien
11.385%, 12/07/2029	425	388
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
5.952%, Euribor + 3.750%, 05/21/2028 (E)	320	335
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
8.230%, 05/19/2028	714	703
Entercom Media Corp., Term B-2 Loan, 1st Lien
7.331%, LIBOR + 2.500%, 11/18/2024 (E)	180	115
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
13.730%, 03/08/2024 (E)	243	221
EyeCare Partners, LLC, Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 02/18/2027 (E)	748	607
EyeCare Partners, Term Loan, 1st Lien
8.480%, 11/15/2028	455	368
EyeCare Partners, Term Loan, 2nd Lien
11.480%, 11/15/2029	430	325
Fanatics Commercial, Term Loan, 1st Lien
7.885%, 11/24/2028 (G)	711	707
First Brand Group, Term Loan, 2nd Lien
13.602%, 03/30/2028	1,410	1,243
First Brands Group, LLC, 2021 Term Loan, 1st Lien
9.119%, LIBOR + 5.000%, 03/30/2027 (E)	540	518
First Brands Group, LLC, Term Loan, 1st Lien
10.246%, 03/30/2027	115	110
Focus Financial, Term Loan, 1st Lien
7.868%, 06/30/2028	567	561

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
7.118%, 06/30/2028	$531	$522
Froneri International Limited, Facility B1, 1st Lien
5.067%, Euribor + 2.375%, 01/29/2027 (E)	330	339
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/01/2027 (E)(G)	1,955	1,862
Garda Security, Term Loan, 1st Lien
9.009%, 02/01/2029	567	548
Garda World Security Corp
9.109%, LIBOR + 4.250%, 10/30/2026 (E)	679	670
GEO Group, Term Loan, 1st Lien
0.000%, 03/23/2027 (C)	120	121
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
9.218%, LIBOR + 4.500%, 02/19/2026 (E)	379	378
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (E)(G)	1,165	812
Global Tel*Link Corporation, Term Loan, 1st Lien
9.076%, LIBOR + 0.040%, 11/29/2025 (E)	417	363
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.385%, 03/06/2028 (E)	791	779
Greystone Select, Term Loan, 1st Lien
9.798%, 06/16/2028 (E)	283	263
Grinding Media, Inc., Term Loan B, 1st Lien
8.701%, 10/12/2028 (E)	406	380
Grinding Media, Inc., Term Loan, 1st Lien
8.701%, 10/12/2028	529	495
Hayward Industries, 1st Lien
7.968%, 05/30/2028	269	260
Hudson River Trading, LLC, Term Loan, 1st Lien
7.732%, CME Term SOFR + 3.000%, 03/20/2028 (E)	1,020	951
Hunter Douglas, Term Loan
8.373%, 02/26/2029	235	210
Hunter Douglas, Term Loan, 1st Lien
8.373%, 02/26/2029 (E)	639	572
Hyperion Insurance, Term Loan, 1st Lien
0.000%, 03/24/2030 (C)	120	119
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
8.230%, 12/22/2028 (G)	768	723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
11.480%, 12/21/2029 (G)	$225	$199
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.082%, CME Term SOFR + 4.250%, 02/01/2029 (E)	1,017	1,005
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.590%, LIBOR + 2.750%, 01/26/2028 (E)	1,024	1,006
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 05/05/2028 (E)	709	705
Jump Financial, LLC, Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.500%, 08/07/2028 (E)	1,882	1,727
Knight Health Holdings, Term Loan, 1st Lien
9.885%, 12/23/2028 (G)	642	321
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 10/29/2028 (E)	642	621
Lakeshore Learning Materials, Term Loan, 1st Lien
8.230%, 09/29/2028 (E)	1,333	1,305
LaserShip, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 05/07/2028 (E)	960	813
Lids Holdings, Term Loan
10.393%, 12/14/2026 (B)	911	852
Loyalty Ventures Inc., Term B Loan, 1st Lien
11.000%, 11/03/2027	879	80
LRS Holdings, LLC, Intial Term Loan, 1st Lien
8.885%, 08/31/2028	662	645
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.580%, LIBOR + 5.000%, 07/27/2028 (E)	798	655
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/2028 (E)(G)	941	916
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.250%, 08/02/2028 (E)	733	710
MRI Software, Term Loan, 1st Lien
10.230%, 02/10/2026	320	305
NCL Corp, Term Loan, 1st Lien
6.930%, 01/02/2025	1,073	1,042
New Era Cap, Term Loan, 1st Lien
10.815%, 07/13/2027 (G)	665	652

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Newport Parent, Inc., Initial Term Loan, 1st Lien
11.230%, 12/10/2027 (E)	$873	$857
One Call Corporation, Term B Loan, 1st Lien
10.375%, LIBOR + 5.500%, 04/22/2027 (E)	953	703
Pacific Bells, LLC, Initial Term Loan, 1st Lien
9.342%, 11/10/2028	257	246
Packers Holdings, LLC, Initial Term Loan, 1st Lien
8.093%, LIBOR + 3.250%, 03/09/2028 (E)	1,005	906
Particle Investment S.A.R.L. (WebPros), Term Loan, 1st Lien
9.980%, 02/18/2027 (B)(E)(G)	–	—
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
9.135%, 08/18/2028	474	436
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
8.885%, 12/15/2028 (G)	563	472
Peraton Corp., Term B Loan, 1st Lien
8.385%, LIBOR + 3.750%, 02/01/2028 (E)	1,122	1,106
Peraton Corp., Term B-1 Loan, 2nd Lien
12.651%, LIBOR + 7.750%, 02/01/2029 (E)	582	565
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/05/2026 (E)	42	40
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/17/2027 (E)	408	385
Polyconcept, Term Loan, 1st Lien
10.080%, 05/18/2029	667	652
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
7.730%, LIBOR + 3.000%, 11/18/2027 (E)	744	715
Project Sky, Term Loan, 1st Lien
10.635%, 10/08/2029 (E)(G)	140	124
8.385%, 10/08/2028 (E)	762	726
Quikrete Holding, Term Loan B1, 1st Lien
7.635%, 03/18/2029 (E)	663	654
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.595%, LIBOR + 2.750%, 02/15/2028 (E)	941	502
RC Buyer, Inc., Initial Term Loan, 2nd Lien
11.230%, 07/30/2029	300	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
12.565%, LIBOR + 7.750%, 04/27/2029 (E)	$820	$457
Redstone Holdco, Term Loan, 1st Lien
9.568%, LIBOR + 4.750%, 04/27/2028 (E)	827	646
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
8.980%, 04/30/2024	300	218
Rough Country LLC, Term Loan, 1st Lien
8.230%, 07/28/2028 (E)	684	636
Royal Caribbean Cruises, Term Loan, 1st Lien
13.080%, 07/27/2029	900	666
Sedgewick CMS, Term Loan, 1st Lien
8.557%, 02/17/2028 (G)	1,222	1,204
Sigma Holdco
7.460%, 07/02/2025	1	1
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
8.558%, LIBOR + 3.750%, 10/20/2027 (E)	456	472
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
8.968%, CME Term SOFR + 4.250%, 04/02/2029 (E)(G)	549	544
Sotera Health, Term Loan, 1st Lien
8.816%, 12/11/2026 (G)	530	521
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
10.845%, 06/19/2026 (G)	577	568
SPX Flow, Inc., Term Loan, 1st Lien
9.218%, CME Term SOFR + 4.500%, 04/05/2029 (E)	767	730
Thermostat Buyer, Term Loan
9.453%, 08/31/2028	4	4
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
9.453%, 08/31/2028	260	247
Topgolf, Term Loan, 1st Lien
8.260%, 03/15/2030	420	417
Travelport Finance (Luxembourg) S.A R.L., Initial Term Loan (Priority), 1st Lien
13.480%, LIBOR + 1.500%, 02/28/2025 (E)(G)	19	20
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
8.730%, 09/15/2028	764	737
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (E)	776	694

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
13.325%, LIBOR + 8.500%, 11/02/2028 (E)	$200	$130
Tutor Perini Corp., Term Loan, 1st Lien
9.385%, LIBOR + 4.750%, 08/18/2027 (B)(E)	726	674
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.688%, LIBOR + 5.000%, 06/26/2026 (E)	1,089	732
UFC Holdings, Term Loan, 1st Lien
7.570%, 04/29/2026	338	336
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
8.575%, LIBOR + 3.750%, 05/04/2026 (E)	241	237
United AirLines, Inc., Class B Term Loan, 1st Lien
8.568%, LIBOR + 3.750%, 04/21/2028 (E)	725	719
UST Holdings, Term Loan, 1st Lien
8.482%, 11/20/2028	484	479
Vaco Holdings, Term Loan, 1st Lien
9.730%, 01/21/2029	420	411
Verscend Holding Corp., Term B-1 Loan, 1st Lien
8.840%, LIBOR + 4.000%, 08/27/2025 (E)	1,050	1,048
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
8.135%, LIBOR + 4.000%, 12/06/2028 (E)	1,099	1,092
Virgin Media Bristol LLC, N Facility, 1st Lien
7.184%, LIBOR + 2.500%, 01/31/2028 (E)	935	918
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
8.635%, 04/06/2028 (E)	257	211
Virtusa, Term Loan
8.385%, 02/11/2028	915	902
VT Topco, Inc., Delayed Term Loan, 1st Lien
8.385%, 08/01/2025	10	10
VT Topco, Inc., Term Loan, 1st Lien
8.385%, 08/01/2025	385	379
VT Topco, Inc., Term Loan, 2nd Lien
11.385%, 07/31/2026	320	306
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
8.390%, LIBOR + 3.750%, 04/30/2025 (E)	–	—
WP CPP Holdings, Term B Loan
8.580%, LIBOR + 3.750%, 04/30/2025 (E)	504	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
8.730%, 07/26/2028 (E)	$750	$725

Total Loan Participations
(Cost $85,381) ($ Thousands)		78,374

	Shares
COMMON STOCK — 10.6%

Communication Services — 0.9%
BCE Inc	4,069	182
HKT Trust & HKT Ltd	197,586	262
Intelsat Jackson Holdings *(B)	22,512	597
KDDI Corp	42,312	1,301
Koninklijke KPN NV	184,001	651
Orange SA	109,772	1,306
SoftBank Corp	15,573	179
Spark New Zealand Ltd	102,378	324
TIME dotCom Bhd	58,112	73
Verizon Communications Inc	27,947	1,087

		5,962
Consumer Discretionary — 0.3%
Harvey Norman Holdings Ltd	32,467	78
Industria de Diseno Textil SA	40,479	1,359
JB Hi-Fi Ltd	6,557	186
McDonald's Corp	1,109	310
Premier Investments Ltd	4,897	86
USS Co Ltd	11,112	192

		2,211
Consumer Staples — 1.8%
Altria Group Inc	38,400	1,713
British American Tobacco PLC	35,432	1,244
Clorox Co/The	6,316	999
Coca-Cola Co/The	5,881	365
Colgate-Palmolive Co	1,237	93
Flowers Foods Inc	10,839	297
General Mills Inc	17,848	1,525
Imperial Brands PLC	49,536	1,142
Japan Tobacco Inc	66,096	1,390
Kimberly-Clark Corp	8,756	1,175
Mondelez International Inc, Cl A	2,052	143
PepsiCo Inc	2,083	380
Philip Morris International Inc	15,518	1,509
Procter & Gamble Co/The	3,592	534
Vector Group Ltd	6,784	81
Viscofan SA	2,142	154
Want Want China Holdings Ltd	274,457	177

		12,921

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.9%
Chord Energy Corp	2,163	$291
Civitas Resources Inc	3,002	205
Coterra Energy Inc	43,149	1,059
EOG Resources Inc	9,857	1,130
Noble Corp PLC *	7,982	315
PetroChina Co Ltd, Cl H	1,156,114	685
Summit Midstream Partners LP *	28,458	437
TotalEnergies SE	17,724	1,046
Williams Cos Inc/The	39,114	1,168

		6,336
Financials — 2.3%
Agricultural Bank of China Ltd, Cl H	1,613,375	598
American Financial Group Inc/OH	4,029	490
Arbor Realty Trust Inc ‡	8,268	95
Artisan Partners Asset Management Inc, Cl A	3,718	119
ASR Nederland NV	7,629	305
Azimut Holding SpA	5,873	126
Banca Generali SpA	3,193	102
Banca Mediolanum SpA	11,715	106
Bank of China Ltd, Cl H	4,384,547	1,681
Bank of Communications Co Ltd, Cl H	477,981	301
Bank OZK	6,175	211
China CITIC Bank Corp Ltd, Cl H	489,770	246
China Construction Bank Corp, Cl H	2,913,881	1,889
CME Group Inc, Cl A	8,836	1,692
Cohen & Steers Inc	1,416	91
Great-West Lifeco Inc	14,862	393
Industrial & Commercial Bank of China Ltd, Cl H	2,343,710	1,248
Mapfre SA	47,313	96
Nordea Bank Abp, Cl A	96,458	1,029
Northwest Bancshares Inc	6,232	75
Old Republic International Corp	15,720	393
OneMain Holdings Inc, Cl A	5,990	222
Oversea-Chinese Banking Corp Ltd	132,962	1,237
Prosperity Bancshares Inc	4,892	301
Public Bank Bhd	816,434	740
S&T Bancorp Inc	1,953	61
Toronto-Dominion Bank/The	18,191	1,088
Unipol Gruppo SpA	20,996	108
WesBanco Inc	3,194	98
Zurich Insurance Group AG	2,460	1,179

		16,320
Health Care — 1.8%
Abbott Laboratories	2,627	266
AbbVie Inc	9,800	1,562
Amgen Inc, Cl A	6,144	1,485
Bristol-Myers Squibb Co	20,039	1,389
Gilead Sciences Inc	19,811	1,644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	14,066	$1,134
Merck & Co Inc	3,836	408
Novartis AG	18,327	1,680
Pfizer Inc	31,348	1,279
Sanofi	12,832	1,398

		12,245
Industrials — 0.5%
Assicurazioni Generali SpA	59,767	1,193
Automatic Data Processing Inc	645	144
Cia de Distribucion Integral Logista Holdings SA	3,662	92
CITIC Ltd	318,524	372
Illinois Tool Works Inc	417	102
MSC Industrial Direct Co Inc, Cl A	2,443	205
NWS Holdings Ltd	80,301	72
PACCAR Inc	16,864	1,234
Pacific Basin Shipping Ltd	274,541	106
Pagegroup PLC	17,876	101
SITC International Holdings Co Ltd	71,531	154

		3,775
Information Technology — 0.7%
Broadcom Inc	2,191	1,405
Cisco Systems Inc	28,967	1,514
Qlik, Cl A *(B)	56	74
Qlik, Cl B *(B)	13,812	—
Texas Instruments Inc	9,213	1,714

		4,707
Materials — 0.7%
Arctic Canadian Diamond Company Ltd *(B)	824	306
BHP Group Ltd	48,580	1,536
LyondellBasell Industries NV, Cl A	13,537	1,271
Petronas Chemicals Group Bhd	137,453	220
Rio Tinto PLC	21,465	1,454

		4,787
Real Estate — 0.5%
CapitaLand Ascott Trust ‡	111,606	84
Frontier Real Estate Investment Corp ‡	27	96
Getty Realty Corp ‡	2,146	77
Innovative Industrial Properties Inc, Cl A ‡	1,511	115
Medical Properties Trust Inc ‡	34,176	281
Public Storage ‡	4,490	1,357
VICI Properties Inc, Cl A ‡	34,841	1,136
Waypoint REIT Ltd ‡	38,403	67

		3,213
Utilities — 0.2%
CK Infrastructure Holdings Ltd	34,145	186
Enagas SA	13,317	256
Italgas SpA	25,503	156
Petronas Gas Bhd	43,248	162

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Power Assets Holdings Ltd		76,848	$412
Red Electrica Corp SA		22,377	394
Rubis SCA		5,050	135

			1,701
Total Common Stock
(Cost $71,727) ($ Thousands)			74,178

	Face Amount (Thousands)
SOVEREIGN DEBT — 9.5%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		$1,630	1,384
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		910	723
3.375%, 07/24/2024		570	528
Angolan Government International Bond
9.375%, 05/08/2048		200	156
9.125%, 11/26/2049(A)		1,170	904
8.750%, 04/14/2032(A)		210	177
8.000%, 11/26/2029(A)		420	360
Argentine Republic Government International Bond
3.500%, 07/09/2029(H)		1,310	370
1.500%, 07/09/2023(H)		1,316	342
1.000%, 07/09/2029		262	73
0.500%, 07/09/2023(H)		3,590	1,040
0.500%, 07/09/2029	EUR	6	2
0.125%, 07/09/2030		165	42
Azerbaijan Government International Bond
3.500%, 09/01/2032		$1,360	1,158
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		940	820
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,480	1,208
Brazil Government International Bond
5.333%, 02/15/2028		$100	98
Buenos Aires Government International Bond MTN
5.250%, 09/01/2023(A)(H)		7,512	2,633
Bundesrepublik Deutschland Bundesanleihe
0.000%, 08/15/2026(C)	EUR	360	361
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	302
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		480	429
Colombia Government International Bond
4.125%, 05/15/2051		630	388

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.125%, 04/15/2031		$730	$556
3.000%, 01/30/2030		730	572
Cordoba Government International Bond
6.990%, 06/01/2027(A)(H)		526	387
Country Garden Holdings
8.000%, 01/27/2024		200	173
Dominican Republic International Bond
7.450%, 04/30/2044		600	576
6.850%, 01/27/2045		660	588
6.500%, 02/15/2048(A)		1,270	1,074
6.400%, 06/05/2049(A)		660	550
5.500%, 02/22/2029(A)		240	226
4.875%, 09/23/2032		460	390
4.500%, 01/30/2030		550	478
Ecuador Government International Bond
5.500%, 07/31/2023(A)(H)		352	163
1.500%, 07/31/2023(A)(H)		1,128	337
0.000%, 07/31/2030(A)(I)		329	98
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	416
8.700%, 03/01/2049(A)		520	303
8.500%, 01/31/2047		450	260
7.903%, 02/21/2048(A)		360	199
7.625%, 05/29/2032(A)		480	304
6.375%, 04/11/2031(A)	EUR	330	213
5.625%, 04/16/2030		1,560	1,011
4.750%, 04/16/2026(A)		100	80
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	853
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	501
4.900%, 06/01/2030(A)		280	267
4.875%, 02/13/2028		790	767
4.500%, 05/03/2026(A)		770	752
4.375%, 06/05/2027(A)		790	761
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	859
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	41,349,000	2,813
3.850%, 10/15/2030		$200	190
3.500%, 01/11/2028		880	843
2.850%, 02/14/2030		900	812
1.100%, 03/12/2033	EUR	400	320
0.900%, 02/14/2027		180	174
Iraq Government International Bond
5.800%, 01/15/2028		$175	163
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	315
6.125%, 06/15/2033		$650	561
5.250%, 03/22/2030	EUR	390	347
4.875%, 01/30/2032(A)		1,660	1,370

SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Jamaica Government International Bond
7.875%, 07/28/2045		$740	$866
Jordan Government International Bond
7.750%, 01/15/2028(A)		500	507
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		220	226
Kenya Government International Bond
8.250%, 02/28/2048(A)		260	190
8.000%, 05/22/2032(A)		910	736
7.000%, 05/22/2027(A)		250	211
Lebanon Government International Bond
8.250%, 05/17/2034(D)		30	2
8.200%, 05/17/2033(D)		40	2
7.150%, 11/20/2031(D)		40	2
7.050%, 11/02/2035(D)		100	6
7.000%, 03/20/2028(D)		40	2
6.850%, 03/23/2027(D)		100	6
6.850%, 05/25/2029(D)		721	45
6.750%, 11/29/2027(D)		410	26
6.650%, 04/22/2024(D)		170	11
6.650%, 11/03/2028(D)		80	5
6.650%, 02/26/2030(D)		832	52
6.600%, 11/27/2026(D)		30	2
6.200%, 02/26/2025(D)		860	53
Mexican Bonos
5.750%, 03/05/2026	MXN	14,530	726
Mexico Government International Bond
3.771%, 05/24/2061		$520	351
2.659%, 05/24/2031		1,120	934
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	588
1.500%, 11/27/2031(A)	EUR	290	236
Mozambique International Bond
5.000%, 09/15/2023(H)		$220	157
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,380
7.696%, 02/23/2038(A)		690	461
Oman Government International Bond
6.750%, 01/17/2048		200	189
6.250%, 01/25/2031(A)		1,600	1,626
Pakistan Government International Bond
6.875%, 12/05/2027		200	71
6.000%, 04/08/2026(A)		540	196
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		420	130
Panama Government International Bond
4.500%, 04/01/2056		300	223
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	264

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
6.100%, 08/11/2044		$500	$484
5.600%, 03/13/2048		760	674
5.400%, 03/30/2050(A)		320	275
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	530
4.450%, 02/20/2029(A)		330	327
Peruvian Government International Bond
2.783%, 01/23/2031		380	324
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	832
4.817%, 03/14/2049(A)		930	910
4.625%, 06/02/2046		280	270
4.400%, 04/16/2050(A)		450	416
3.750%, 04/16/2030(A)		200	195
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	167
3.375%, 01/28/2050	EUR	230	151
2.875%, 05/26/2028		650	620
2.875%, 03/11/2029		1,490	1,379
2.124%, 07/16/2031(A)		250	197
2.000%, 12/08/2026(A)		590	574
2.000%, 01/28/2032(A)		110	84
2.000%, 04/14/2033(A)		900	665
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	933
3.750%, 01/21/2055(A)		220	169
3.250%, 10/22/2030(A)		430	396
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	647
4.750%, 03/13/2028(A)		740	674
Serbia Government International Bond
1.500%, 06/26/2029(A)		500	414
South Africa Government International Bond
5.650%, 09/27/2047		$950	701
4.850%, 09/27/2027		890	848
4.300%, 10/12/2028		200	179
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(D)		910	318
6.850%, 03/14/2024(A)(D)		200	70
6.850%, 11/03/2025(D)		570	207
6.825%, 07/18/2026(A)(D)		250	91
6.750%, 04/18/2028(A)(D)		360	126
Turkey Government International Bond
7.625%, 04/26/2029		560	532
6.875%, 03/17/2036		60	51
6.500%, 09/20/2033		900	767
6.000%, 03/25/2027		320	295
6.000%, 01/14/2041		1,980	1,488
4.250%, 04/14/2026		530	476

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Ukraine Government International Bond
9.750%, 11/01/2030(A)(D)		$640	$118
8.994%, 02/01/2026(D)		280	51
7.750%, 09/01/2025(D)		910	180
7.750%, 09/01/2026(D)		230	42
7.750%, 09/01/2029(D)		250	45
7.375%, 09/25/2034(A)(D)		200	34
7.253%, 03/15/2035(A)(D)		420	72
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	334
3.700%, 11/25/2030(A)		660	529
Virgin Money UK
9.250%, UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2171(E)(F)	GBP	300	347
Zambia Government International Bond
5.375%, 09/20/2022(D)		$760	321

Total Sovereign Debt
(Cost $87,021) ($ Thousands)			66,131

MORTGAGE-BACKED SECURITIES — 7.2%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC
6.000%, 12/01/2052		100	103
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050		579	111
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050		498	79
FHLMC STACR REMIC Trust, Ser 2017-HRP1, Cl B1
9.445%, ICE LIBOR USD 1 Month + 4.600%, 12/25/2042(E)		330	336
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.145%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(E)		660	638
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
9.945%, ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)(E)		1,248	1,323
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
9.360%, SOFR30A + 4.800%, 10/25/2050(A)(E)		210	221
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
7.560%, SOFR30A + 3.000%, 12/25/2050(A)(E)		630	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
6.360%, SOFR30A + 1.800%, 01/25/2051(A)(E)	$149	$147
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
8.060%, SOFR30A + 3.500%, 10/25/2033(A)(E)	390	372
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
7.610%, SOFR30A + 3.050%, 01/25/2034(A)(E)	590	542
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl B1
8.210%, SOFR30A + 3.650%, 11/25/2041(A)(E)	540	507
FNMA
2.790%, 01/01/2035(E)	344	301
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.755%, 05/25/2045(E)	1,363	113
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.305%, 01/25/2048(E)	952	104
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	538	103
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	1,031	196
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.872%, 01/16/2040(E)	1,039	131
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.289%, 08/20/2043(E)	110	12
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,279	183
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	731	101
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	289	34
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.899%, 07/20/2047(E)	707	59
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.439%, 09/20/2048(E)	310	32
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.439%, 09/20/2048(E)	422	43
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.439%, 09/20/2048(E)	1,411	161
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
1.389%, 10/20/2048(E)	417	36
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
1.389%, 10/20/2048(E)	261	25
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.439%, 05/20/2048(E)	1,329	137
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.939%, 01/20/2048(E)	875	83

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.289%, 01/20/2049(E)	$224	$21
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.339%, 09/20/2049(E)	812	72
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.339%, 09/20/2049(E)	624	61
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	2,014	295
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.289%, 01/20/2049(E)	176	17
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.339%, 06/20/2049(E)	141	13
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	750	130

		7,442
Non-Agency Mortgage-Backed Obligations — 6.1%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
5.775%, ICE LIBOR USD 1 Month + 0.930%, 11/25/2034(E)	331	314
Alternative Loan Trust, Ser 2005-81, Cl A1
5.405%, ICE LIBOR USD 1 Month + 0.560%, 02/25/2037(E)	456	368
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	768
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.003%, 05/15/2052(E)	10,458	448
BIG Commercial Mortgage Trust, Ser BIG, Cl F
10.263%, TSFR1M + 5.436%, 02/15/2039(A)(E)	480	444
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(H)	652	583
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.834%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)(E)	1,970	1,869
BX Commercial Mortgage Trust, Ser LP2, Cl G
8.933%, TSFR1M + 4.106%, 02/15/2039(A)(E)	687	630
BX Commercial Mortgage Trust, Ser XL2, Cl J
8.574%, ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)(E)	463	421
BX Trust, Ser SDMF, Cl F
6.621%, ICE LIBOR USD 1 Month + 1.937%, 09/15/2034(A)(E)	310	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	$918	$875
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(E)	500	394
Citigroup Mortgage Loan Trust, Ser 2022-A, Cl A1
6.170%, 09/25/2062(A)(H)	583	580
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
9.195%, ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)(E)	460	477
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.945%, ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)(E)	528	533
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
7.660%, SOFR30A + 3.100%, 10/25/2041(A)(E)	670	631
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.310%, SOFR30A + 2.750%, 12/25/2041(A)(E)	680	624
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
9.060%, SOFR30A + 4.500%, 04/25/2042(A)(E)	433	421
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.560%, SOFR30A + 3.000%, 04/25/2042(A)(E)	386	376
Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
8.395%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2030(E)	570	587
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
7.702%, ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)(E)	935	918
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	177
CSMC Trust, Ser 2017-RPL1, Cl M2
2.952%, 07/25/2057(A)(E)	1,190	916
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	787
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.105%, 05/25/2065(A)(E)	600	559
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.760%, SOFR30A + 2.200%, 05/25/2042(A)(E)	638	641

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.005%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036(E)	$461	$450
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
8.934%, ICE LIBOR USD 1 Month + 4.250%, 09/15/2031(A)(E)	1,785	406
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
7.934%, ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)(E)	595	559
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
5.784%, ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)(E)	1,830	1,800
GS Mortgage Securities Trust, Ser LUAU, Cl G
9.134%, ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)(E)	500	467
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
4.838%, ICE LIBOR USD 1 Month + 0.240%, 11/19/2036(E)	1,568	1,360
Impac CMB Trust, Ser 2005-4, Cl 1M1
5.490%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(E)	625	565
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
7.851%, ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)(E)	910	736
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
7.534%, ICE LIBOR USD 1 Month + 2.850%, 09/15/2029(A)(E)	1,730	1,440
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
8.950%, ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)(E)	710	659
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)(H)	660	584
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
3.219%, 06/26/2036(A)(H)	201	173
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.095%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2049(A)(E)	500	458
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
8.595%, ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)(E)	480	445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.895%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(E)	$258	$248
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
10.095%, ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)(E)	468	458
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.660%, 05/25/2033(E)	7	4
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.599%, ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)(E)	251	226
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.552%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(A)(E)	184	178
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(H)	337	338
Radnor, Ser 2020-1, Cl M1C
6.595%, ICE LIBOR USD 1 Month + 1.750%, 01/25/2030(A)(E)	1,830	1,809
RALI Series Trust, Ser 2006-QO2, Cl A2
5.385%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2046(E)	1,286	260
RALI Series Trust, Ser 2007-QO2, Cl A1
4.995%, ICE LIBOR USD 1 Month + 0.150%, 02/25/2047(E)	792	288
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(E)	1,575	1,423
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(E)	1,125	1,002
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(E)	1,720	1,492
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(E)	2,230	1,890
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(E)	830	716
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(E)	640	561
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(E)	320	255
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(E)	885	710

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SMR Mortgage Trust, Ser IND, Cl F
10.827%, TSFR1M + 6.000%, 02/15/2039(A)(E)	$810	$741
Soho Trust, Ser SOHO, Cl D
2.697%, 08/10/2038(A)(E)	440	264
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
5.415%, ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)(E)	982	956
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
8.963%, ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)(E)	583	544
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
8.190%, ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)(E)	1,742	1,637
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(E)	640	464
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
3.404%, 12/25/2036(E)	517	433
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
4.365%, 04/25/2036(E)	360	329

		42,953
Total Mortgage-Backed Securities
(Cost $55,727) ($ Thousands)		50,395

ASSET-BACKED SECURITIES — 4.4%
Other Asset-Backed Securities — 4.4%

Aimco CLO 12, Ser 2022-12A, Cl DR
7.558%, TSFR3M + 2.900%, 01/17/2032(A)(E)	360	329
Apidos CLO XXII, Ser 2020-22A, Cl DR
11.558%, ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)(E)	1,380	1,234
Bain Capital Credit CLO, Ser 2023-1A, Cl AN
6.573%, TSFR3M + 1.830%, 04/16/2036(A)(E)	690	686
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
8.408%, ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)(E)	340	311
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
11.678%, ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)(E)	890	785

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bristol Park CLO, Ser 2020-1A, Cl ER
11.792%, ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)(E)	$500	$430
Canyon Capital CLO, Ser 2021-1A, Cl E
11.202%, ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)(E)	280	237
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
5.914%, ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)(E)	1,045	1,031
Carlyle US CLO, Ser 2021-2A, Cl DR
11.292%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)(E)	1,600	1,407
CarVal CLO VII-C, Ser 2023-1A, Cl A1
6.884%, TSFR3M + 2.200%, 01/20/2035(A)(E)	730	728
Cathedral Lake VI, Ser 2021-6A, Cl E
12.028%, ICE LIBOR USD 3 Month + 7.210%, 04/25/2034(A)(E)	300	245
Cathedral Lake VII, Ser 2021-7RA, Cl D
9.072%, ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)(E)	700	645
Catskill Park CLO, Ser 2017-1A, Cl D
10.808%, ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)(E)	900	750
CIFC Funding, Ser 2017-3A, Cl C
8.458%, ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)(E)	690	643
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(C)	3,000	177
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
5.105%, ICE LIBOR USD 1 Month + 0.260%, 12/25/2036(E)	1,022	915
CQS US CLO, Ser 2021-1A, Cl D1
8.358%, ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)(E)	1,850	1,660
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
11.392%, ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)(E)	770	654
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
11.208%, ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)(E)	330	275
Eaton Vance CLO, Ser 2021-2A, Cl ER
11.292%, ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)(E)	500	433
Educational Funding, Ser 2006-1A, Cl A3
5.168%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)(E)	632	436
Fortress Credit BSL XII, Ser 2021-4A, Cl E
11.922%, ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)(E)	250	219

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
11.508%, ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)(E)	$410	$364
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	138	106
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	90	69
Halsey Point CLO I, Ser 2019-1A, Cl F
13.008%, ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)(E)	290	237
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(A)	978	850
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	157	127
HGI CRE CLO, Ser 2021-FL1, Cl C
6.428%, ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)(E)	330	309
Jay Park CLO, Ser 2018-1A, Cl DR
10.008%, ICE LIBOR USD 3 Month + 5.200%, 10/20/2027(A)(E)	590	536
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(B)(C)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
8.108%, ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)(E)	330	305
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
7.692%, ICE LIBOR USD 3 Month + 2.900%, 10/16/2033(A)(E)	500	446
Neuberger Berman Loan Advisers CLO 44, Ser 2021-44A, Cl E
10.792%, ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)(E)	490	432
Oaktree CLO, Ser 2019-1A, Cl D
8.615%, ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)(E)	250	216
Ocean Trails CLO X, Ser 2021-10A, Cl ER
12.362%, ICE LIBOR USD 3 Month + 7.570%, 10/15/2034(A)(E)	590	504
Ocean Trails CLO XIV, Ser 2023-14A, Cl A1
6.780%, TSFR3M + 2.000%, 01/20/2035(A)(E)	650	648
OZLM XI, Ser 2017-11A, Cl BR
7.102%, ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)(E)	600	579
Palmer Square Loan Funding, Ser 2022-3A, Cl C
9.405%, TSFR3M + 5.400%, 04/15/2031(A)(E)	670	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Parallel, Ser 2020-1A, Cl CR
6.808%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)(E)	$750	$716
Peace Park CLO, Ser 2021-1A, Cl E
10.808%, ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)(E)	400	366
Rad CLO 15, Ser 2021-15A, Cl A
5.898%, ICE LIBOR USD 3 Month + 1.090%, 01/20/2034(A)(E)	760	746
RR, Ser 2021-18A, Cl D
11.042%, ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)(E)	750	668
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.058%, ICE LIBOR USD 3 Month + 7.250%, 07/20/2034(A)(E)	450	392
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	690	632
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	429	304
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	390	348
Sycamore Tree CLO, Ser 2023-2A, Cl A
7.011%, TSFR3M + 2.330%, 04/20/2035(A)(E)	750	749
Symphony CLO 37, Ser 2022-37A, Cl A1A
6.546%, TSFR3M + 2.300%, 10/20/2034(A)(E)	660	659
Symphony CLO XIX, Ser 2018-19A, Cl E
9.992%, ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)(E)	250	205
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
11.565%, ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)(E)	730	615
Tikehau US CLO I, Ser 2021-1A, Cl E
11.705%, ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)(E)	1,200	1,017
TSTAT, Ser 2022-2A, Cl C
9.313%, TSFR3M + 4.800%, 01/20/2031(A)(E)	480	486
Voya CLO, Ser 2018-3A, Cl A1A
5.942%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)(E)	250	247
Voya CLO, Ser 2021-3A, Cl DR
11.758%, ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)(E)	260	232
Whitebox CLO IV, Ser 2023-4A, Cl A1
6.930%, TSFR3M + 2.150%, 04/20/2036(A)(E)	770	768
Whitehorse XII, Ser 2018-12A, Cl D
8.442%, ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)(E)	250	228

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
8.992%, ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)(E)	$450	$405

Total Asset-Backed Securities
(Cost $36,978) ($ Thousands)		30,374

	Shares
PREFERRED STOCK — 0.4%

Energy — 0.4%
MPLX, 8.462% *(B)(F)	70,655	2,511

Total Preferred Stock
(Cost $2,296) ($ Thousands)		2,511

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.2%
Alarm.com Holdings
0.000%, 01/15/2026(I)	$57	48
Apollo Commercial Real Estate Finance
5.375% , 10/15/2023	270	262
DISH Network
0.000%, 12/15/2025(I)	690	364
3.375% , 08/15/2026	170	88
DraftKings Holdings
0.000%, 03/15/2028(I)	770	533
Gannett
6.000% , 12/01/2027	240	176

Total Convertible Bonds
(Cost $1,759) ($ Thousands)		1,471

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	209	229

Total Municipal Bond

(Cost $230) ($ Thousands)		229

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	69
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	64

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

Total Warrants
(Cost $12) ($ Thousands)		$133

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	4,712	–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $617) ($ Thousands)		445

Total Investments in Securities — 96.1%
(Cost $757,174) ($ Thousands)		$670,257

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $584) ($ Thousands)		$(221)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at March 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
USD Put	3,900,000	$4,236	$1.09	6/17/2023	$57
USD Put	1,150,000	20,585	17.90	6/17/2023	31
USD Put	2,920,000	3,201	1.10	6/17/2023	30
USD Put	1,990,000	2,687	1.35	6/17/2023	24
USD Put	2,800,000	6,720	2.40	7/22/2023	12
USD Put	2,630,000	7,101	2.70	5/21/2033	3

		44,530			157

Call Options		–			–
December 2023, IMM Eurodollar Future Option	6	$1,485	99.00	12/16/2023	$–
USD Call	2,820,000	7,896	2.80	8/19/2023	122
USD Call	2,820,000	8,347	2.96	9/16/2023	99
USD Call	3,800,000	4,399	1.16	4/22/2023	–
USD Put	2,600,000	7,800	3.00	5/20/2023	67

		29,927			288

Total Purchased Options		$74,457			$445
WRITTEN OPTIONS — 0.0%
Put Options
USD Put	(2,630,000)	$(5,293)	2.01	05/21/2033	$–
USD Put	(2,630,000)	(6,197)	2.36	05/21/2033	(1)
USD Put	(2,800,000)	(4,900)	1.75	07/22/2023	(3)
USD Put	(2,800,000)	(5,810)	2.08	07/22/2023	(6)
USD Put	(5,840,000)	(6,548)	1.12	06/17/2023	(19)

		(28,748)			(29)

Call Options
June 2023, U.S. 5 Year Future Option	(39)	$(4,368)	112.00	05/20/2023	$(15)
USD Call	(1,150,000)	(23,000)	20.00	06/17/2023	(4)
USD Call	(2,820,000)	(10,857)	3.85	09/16/2023	(20)
USD Call	(2,820,000)	(10,321)	3.66	08/19/2023	(27)
USD Call	(2,820,000)	(9,602)	3.41	09/16/2023	(47)
USD Call	(2,820,000)	(9,109)	3.23	08/19/2023	(62)
USD Put	(2,600,000)	(10,117)	3.89	05/20/2023	(2)
USD Put	(2,600,000)	(8,958)	3.45	05/20/2023	(15)

		(86,332)			(192)

Total Written Options		$(115,080)			$(221)

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	24	Jun-2023	$1,888	$1,975	$64
Euro-Bobl	5	Jun-2023	611	640	14
ICE 3-Month SONIA	22	Sep-2023	6,384	6,491	(22)

SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
ICE 3-Month SONIA	62	Dec-2023	$17,964	$18,283	$(14)
ICE 3-Month SONIA	38	Mar-2024	10,977	11,219	(62)
Long Gilt 10-Year Bond	26	Jun-2023	3,151	3,322	90
3-Month SOFR	52	Mar-2025	12,561	12,594	33
U.S. 2-Year Treasury Note	310	Jul-2023	63,520	64,001	480
U.S. 5-Year Treasury Note	59	Jun-2023	6,449	6,461	12
U.S. 10-Year Treasury Note	319	Jun-2023	35,902	36,660	758
U.S. Long Treasury Bond	137	Jun-2023	17,250	17,968	719
U.S. Ultra Long Treasury Bond	184	Jun-2023	25,039	25,967	928
Ultra 10-Year U.S. Treasury Note	103	Jun-2023	12,065	12,478	413
			213,761	218,059	3,413
Short Contracts
30 Day Federal Funds Futures	(22)	Sep-2023	$(8,737)	$(8,731)	$7
3-Month SOFR	(19)	Sep-2023	(4,535)	(4,518)	16
3-Month SOFR	(214)	Mar-2024	(51,398)	(51,199)	199
U.S. 5-Year Treasury Note	(187)	Jun-2023	(20,204)	(20,478)	(274)
			(84,874)	(84,926)	(52)
			$128,887	$133,133	$3,361

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	06/21/23	SEK	6,432	USD	605	$(18)
Bank of America	06/26/23	EUR	15,403	USD	16,879	64
Bank of Montreal	05/25/23	USD	445	MXN	8,185	4
Barclays PLC	06/21/23	CAD	1,093	USD	803	(6)
BNP Paribas	04/18/23	USD	3,215	EUR	3,000	47
BNP Paribas	04/18/23 - 06/02/23	EUR	7,031	USD	7,582	(67)
Deutsche Bank	04/03/23	USD	254	EUR	237	4
Deutsche Bank	06/21/23	AUD	861	USD	581	3
Goldman Sachs	04/14/23 - 04/18/23	USD	1,616	GBP	1,362	68
Goldman Sachs	04/18/23	USD	3,172	MXN	61,264	209
Goldman Sachs	04/18/23	USD	3,713	JPY	503,170	79
Goldman Sachs	04/18/23	USD	5,253	JPY	687,517	(72)
Goldman Sachs	04/18/23	MXN	64,081	USD	3,314	(224)
Goldman Sachs	04/18/23	JPY	650,400	USD	4,943	41
Goldman Sachs	04/18/23	JPY	313,270	USD	2,341	(20)
Goldman Sachs	06/13/23	USD	544	ZAR	10,187	26
Goldman Sachs	06/13/23	ZAR	10,217	USD	544	(28)
JPMorgan Chase Bank	04/03/23	USD	387	EUR	354	(3)
JPMorgan Chase Bank	04/18/23	USD	10	NZD	16	—
JPMorgan Chase Bank	04/18/23	USD	413	CNY	2,870	6
JPMorgan Chase Bank	04/18/23	AUD	437	USD	300	7
JPMorgan Chase Bank	04/18/23	USD	559	BRL	2,993	30
JPMorgan Chase Bank	04/18/23	USD	807	AUD	1,210	4
JPMorgan Chase Bank	04/18/23	BRL	1,020	USD	197	(4)
JPMorgan Chase Bank	04/18/23	CNY	2,870	USD	418	—
JPMorgan Chase Bank	04/18/23	CAD	3,120	USD	2,345	39
JPMorgan Chase Bank	04/18/23	USD	3,792	CAD	5,065	(49)
JPMorgan Chase Bank	04/18/23	USD	5,397	IDR	82,695,620	127
JPMorgan Chase Bank	04/18/23	CNH	9,180	USD	1,341	2

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/18/23	JPY	227,020	USD	1,797	$86
JPMorgan Chase Bank	04/18/23	IDR	93,637,960	USD	5,992	(263)
JPMorgan Chase Bank	06/21/23	USD	1,691	CHF	1,529	(1)
Morgan Stanley	04/03/23	USD	74	EUR	69	—
Morgan Stanley	04/03/23	EUR	17,100	USD	18,225	(356)
Morgan Stanley	04/18/23	AUD	1,080	USD	764	40
Morgan Stanley	04/18/23	USD	2,659	MXN	48,206	2
Morgan Stanley	04/18/23	USD	3,877	GBP	3,239	129
Morgan Stanley	04/18/23	USD	4,007	NOK	39,927	(190)
Morgan Stanley	04/18/23	USD	6,662	AUD	9,552	(261)
Morgan Stanley	04/18/23 - 05/16/23	GBP	9,956	USD	12,132	(182)
Morgan Stanley	06/21/23	NZD	940	USD	575	(12)
Morgan Stanley	06/21/23	USD	1,437	JPY	189,233	3
Morgan Stanley	06/21/23	NOK	5,826	USD	560	1
State Street	04/03/23	USD	1,012	EUR	937	6
UBS	06/21/23	GBP	590	USD	700	(30)
UBS	06/21/23	EUR	745	USD	799	(14)
						$(773)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	12.30%	Monthly	01/02/2024	BRL	1,690	$(2)	$1	$(3)
11.814%	BZDIOVRA	Monthly	01/02/2024	BRL	12,765	(22)	4	(26)
12.795%	BZDIOVRA	Monthly	01/02/2024	BRL	7,200	3	–	3
10.95%	BZDIOVRA	Monthly	01/02/2025	BRL	4,140	15	(1)	16
13.3%	BZDIOVRA	Monthly	01/02/2025	BRL	4,360	(18)	–	(18)
BZDIOVRA	12.06%	Monthly	01/02/2025	BRL	3,670	–	(7)	7
BZDIOVRA	12.063%	Monthly	01/02/2025	BRL	6,480	1	–	1
BZDIOVRA	8.495%	Monthly	01/04/2027	BRL	1,200	(25)	(27)	2
BZDIOVRA	13.03%	Monthly	01/04/2027	BRL	2,270	14	2	12
BRL @11.23%	BZDIOVRA 1M	Monthly	01/04/2027	BRL	800	(4)	(6)	2
CME IR	CME IR	Monthly	01/02/2024	BRL	3,790	4	–	4
10.50%	MXIBTIIE	Monthly	06/18/2025	MXN	5,260	(5)	(2)	(3)
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXP	365,383	(925)	–	(925)
2.65%	USD-SOFR-OIS	Annually	08/15/2047	USD	3,625	264	40	224
3.05%	SD-SOFR-OIS	Annually	02/15/2048	USD	1,668	6	50	(44)
USD-SOFR-OIS	3.4% FIXED	Annually	12/29/2029	USD	1,481	17	–	17
2.51% FIXED	USD-SOFR-OIS	Annually	02/15/2048	USD	1,290	124	23	101
3.25% FIXED	SD-SOFR-OIS	Annually	09/30/2029	USD	4,087	8	2	6
USD-SOFR-OIS	3.25% FIXED	Annually	12/29/2029	USD	4,725	14	(20)	34
3.85% FIXED	SD-SOFR-OIS	Annually	06/30/2029	USD	4,348	(134)	5	(139)
CNRR007	2.75%	Quarterly	06/21/2025	CNY	23,000	(17)	(3)	(14)
3.00%	CNRR007	Quarterly	06/21/2028	CNY	4,620	(6)	–	(6)
2.50%	EUR006M	Annually	06/21/2026	EUR	2,980	65	82	(17)
2.50%	EUR006M	Annually	06/21/2028	EUR	1,230	32	41	(9)
2.50%	EUR006M	Annually	06/21/2030	EUR	3,340	103	133	(30)
2.50%	EUR006M	Annually	06/21/2033	EUR	3,050	128	160	(32)
2.50%	EUR006M	Annually	06/21/2043	EUR	350	18	21	(3)
2.25%	EUR006M	Annually	06/21/2053	EUR	270	14	17	(3)

SEI Institutional Managed Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.25%	SONIO	Annually	06/21/2033	GBP	440	$6	$18	$(12)
3.25%	HIHD03M	Quarterly	06/21/2025	HKD	15,540	19	1	16
KWCDC	3.50%	Quarterly	06/21/2028	KRW	2,310,870	30	(12)	42
KWCDC	3.50%	Quarterly	06/21/2033	KRW	504,330	14	1	13
WIBR6M	6.00%	Semi-Annually	06/21/2033	PLN	3,925	40	12	28
SOFRATE	3.50%	Annually	06/21/2025	USD	1,960	(14)	(5)	(9)
3.00%	SOFRRATE	Annually	06/21/2033	USD	740	10	21	(11)
SOFRRATE	3.35%	Annually	10/26/2027	USD	41,980	388	50	338
3.24%	SOFRRATE	Annually	10/26/2035	USD	9,610	(181)	59	(240)
JIBA3M	9.25%	Quarterly	06/21/2033	ZAR	10,375	5	(4)	9
						$(10)	$656	$(665)

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006/28@500	5.00%	Quarterly	06/20/2028	$3,753	$(59)	$11	$(70)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	(14)	(10)	(4)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	(156)	(182)	26
					$(229)	$(181)	$(48)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	$1,450	$112	$136	$(24)
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	9	5	4
ICE CD BA 1.00 20JUN24 P	1.00%	Quarterly	06/20/2024	525	3	3	–
ICE CD CDXIG533 1.00 20DE	1.00%	Quarterly	12/20/2024	2,375	21	21	–
ICE CD CDXIG534 1.00 20JU	1.00%	Quarterly	06/20/2025	26,200	243	175	68
ICE CD CHILE 1.00 20JUN28	1.00%	Quarterly	06/20/2028	210	–	–	–
ICE CD CXPHY530 5.00 20JU	5.00%	Quarterly	06/20/2023	15,916	149	53	96
ICE CD CXPHY534 5.00 20JU	5.00%	Quarterly	06/25/2025	6,092	149	(105)	254
ICE CD GE 1.00 20JUN26 P	1.00%	Quarterly	06/20/2026	1,175	14	12	2
ICE CD PERU 1.00 20JUN28	1.00%	Quarterly	06/20/2028	980	(3)	(11)	8
ICE CD PHILIP 1.00 20JUN2	1.00%	Quarterly	06/20/2028	390	1	(1)	2
ICE CD US91087BAC46 1.00	1.00%	Quarterly	06/20/2028	1,160	(11)	(8)	(3)
					$687	$280	$407

Percentages are based on Net Assets of $697,575 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $304,611 ($ Thousands), representing 43.7% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.

(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	Zero coupon security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Income Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	366,016	–	366,016
Loan Participations	–	74,849	3,525	78,374
Common Stock	73,130	72	976	74,178
Sovereign Debt	–	66,131	–	66,131
Mortgage-Backed Securities	–	50,395	–	50,395
Asset-Backed Securities	–	30,374	–	30,374
Preferred Stock	–	–	2,511	2,511
Convertible Bonds	–	1,471	–	1,471
Municipal Bond	–	229	–	229
Warrants	–	133	–	133
Rights	–	–	–	–
Purchased Options	445	–	–	445
Total Investments in Securities	73,575	589,670	7,012	670,257

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(221)	–	–	(221)
Futures Contracts*
Unrealized Appreciation	3,733	–	–	3,733
Unrealized Depreciation	(372)	–	–	(372)
Forward Contracts*
Unrealized Appreciation	–	1,027	–	1,027
Unrealized Depreciation	–	(1,800)	–	(1,800)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	460	–	460
Unrealized Depreciation	–	(101)	–	(101)
Interest Rate Swaps*
Unrealized Appreciation	–	877	–	877
Unrealized Depreciation	–	(1,544)	–	(1,544)
Total Other Financial Instruments	3,140	(1,081)	–	2,059

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock
Balance as of September 30, 2022	$4,989	$687	$2,556
Accrued discounts/premiums	(5)	–	–
Realized gain/(loss)	(68)	–	–
Change in unrealized appreciation/(depreciation)	(37)	289	(45)
Purchases	54	–	–
Sales	(1,408)	–	–
Net transfer into Level 3	–	–	–
Net transfer out of Level 3	–	–	–
Ending Balance as of March 31, 2023	$3,525	$976	$2,511
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(36)	$289	$(45)

(1) Of the $7,039 ($ Thousands) in Level 3 securities as of March 31, 2023, $7,039 ($ Thousands) or 1.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2023, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 64.0%
U.S. Treasury Bills ^ (A)
4.703%, 05/18/2023	$9,000	$8,947
4.688%, 09/07/2023	5,500	5,388
4.668%, 05/11/2023	5,000	4,976
4.653%, 04/18/2023	7,000	6,987
4.647%, 05/04/2023	12,000	11,952
4.599%, 04/11/2023	8,000	7,992
4.590%, 04/25/2023	13,000	12,964
3.298%, 08/10/2023	400	393
3.121%, 06/15/2023	500	495
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	137,843	133,148
0.125%, 07/15/2024	153,247	150,254
0.125%, 07/15/2026	85,616	82,464
U.S. Treasury Notes ^
5.039%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (B)	3,500	3,502
4.979%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (B)	1,700	1,700
4.876%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (B)	1,800	1,798
4.874%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (B)	6,000	5,999
4.868%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (B)	19,400	19,392
4.824%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (B)	10,600	10,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.764%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (B)	$5,000	$4,992
4.625%, 02/28/2025 ^	800	808
4.000%, 02/15/2026 ^	200	201
0.125%, 04/30/2023 ^	400	399

Total U.S. Treasury Obligations
(Cost $472,444) ($ Thousands)		475,346

	Shares
COMMON STOCK — 30.3%

Communication Services — 2.6%
Activision Blizzard Inc	6,832	585
Alphabet Inc, Cl A *	27,441	2,846
Alphabet Inc, Cl C *	24,441	2,542
AMC Entertainment Holdings Inc, Cl A	6,500	33
AT&T Inc	113,729	2,189
Cogent Communications Holdings Inc	627	40
Electronic Arts Inc	2,662	321
Frontier Communications Parent Inc *	3,879	88
Iridium Communications Inc	2,035	126
Liberty Latin America Ltd, Cl C *	2,393	20
Liberty Media Corp-Liberty Formula One, Cl C *	1,259	94
Live Nation Entertainment Inc *	1,351	95
Lumen Technologies Inc	18,071	48
Madison Square Garden Entertainment Corp *	500	30
Madison Square Garden Sports Corp	200	39
Marcus Corp/The	1,700	27
Match Group Inc *	1,415	54
Meta Platforms Inc, Cl A *	10,117	2,144
Netflix Inc *	3,494	1,207
Pinterest Inc, Cl A *	3,327	91
ROBLOX Corp, Cl A *	3,583	161
Roku Inc, Cl A *	918	60
Spotify Technology SA *	1,244	166
Take-Two Interactive Software Inc, Cl A *	1,391	166
T-Mobile US Inc *	9,768	1,415
Verizon Communications Inc	66,714	2,595
Walt Disney Co/The *	14,640	1,466
Warner Bros Discovery Inc *	19,341	292
World Wrestling Entertainment Inc, Cl A	400	36
ZoomInfo Technologies Inc, Cl A *	997	25

		19,001
Consumer Staples — 7.7%
Albertsons Cos Inc, Cl A	3,602	75
Altria Group Inc	41,527	1,853
Andersons Inc/The	800	33
Archer-Daniels-Midland Co	12,905	1,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
B&G Foods Inc, Cl A	1,800	$28
Beauty Health Co/The *	2,399	30
BellRing Brands Inc *	3,934	134
Beyond Meat Inc *	1,800	29
BJ's Wholesale Club Holdings Inc *	2,822	215
Boston Beer Co Inc/The, Cl A *	220	72
Brown-Forman Corp, Cl A	905	59
Brown-Forman Corp, Cl B	4,037	259
Bunge Ltd	3,138	300
Cal-Maine Foods Inc	923	56
Campbell Soup Co	4,773	262
Casey's General Stores Inc	579	125
Celsius Holdings Inc *	1,135	105
Central Garden & Pet Co, Cl A *	900	35
Chefs' Warehouse Inc/The *	1,424	48
Church & Dwight Co Inc	5,160	456
Clorox Co/The	3,049	482
Coca-Cola Co/The	90,550	5,617
Coca-Cola Consolidated Inc	132	71
Colgate-Palmolive Co	19,230	1,445
Conagra Brands Inc	11,027	414
Constellation Brands Inc, Cl A	3,519	795
Costco Wholesale Corp	10,229	5,082
Coty Inc, Cl A *	8,738	105
Darling Ingredients Inc *	3,789	221
Edgewell Personal Care Co	1,021	43
elf Beauty Inc *	1,328	109
Energizer Holdings Inc	1,130	39
Estee Lauder Cos Inc/The, Cl A	5,264	1,297
Flowers Foods Inc	3,939	108
Freshpet Inc *	959	63
General Mills Inc	13,596	1,162
Grocery Outlet Holding Corp *	1,588	45
Hain Celestial Group Inc/The *	1,823	31
Herbalife Nutrition Ltd *	2,041	33
Hershey Co/The	3,423	871
Hormel Foods Corp	6,655	265
Hostess Brands Inc, Cl A *	3,047	76
Ingles Markets Inc, Cl A	544	48
Ingredion Inc	1,652	168
Inter Parfums Inc	362	52
J & J Snack Foods Corp	289	43
J M Smucker Co/The	2,206	347
Kellogg Co	6,092	408
Keurig Dr Pepper Inc	19,717	696
Kimberly-Clark Corp	7,362	988
Kraft Heinz Co/The	16,113	623
Kroger Co/The	14,494	716
Lamb Weston Holdings Inc	3,194	334
Lancaster Colony Corp	486	99
McCormick & Co Inc/MD	5,514	459
Medifast Inc	244	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGP Ingredients Inc	172	$17
Molson Coors Beverage Co, Cl B	3,941	204
Mondelez International Inc, Cl A	31,510	2,197
Monster Beverage Corp *	17,436	942
Nu Skin Enterprises Inc, Cl A	1,100	43
Olaplex Holdings Inc *	3,900	17
PepsiCo Inc	32,061	5,845
Performance Food Group Co *	3,591	217
Philip Morris International Inc	35,999	3,501
Pilgrim's Pride Corp *	1,045	24
Post Holdings Inc *	1,464	132
PriceSmart Inc	500	36
Primo Water Corp	3,497	54
Procter & Gamble Co/The	54,758	8,142
Simply Good Foods Co/The *	1,749	70
SpartanNash Co	1,334	33
Spectrum Brands Holdings Inc	1,064	70
Sprouts Farmers Market Inc *	2,483	87
SunOpta *	5,419	42
Sysco Corp, Cl A	12,073	932
TreeHouse Foods Inc *	1,004	51
Tyson Foods Inc, Cl A	6,659	395
United Natural Foods Inc *	1,313	35
Universal Corp/VA	897	48
US Foods Holding Corp *	4,574	169
Utz Brands Inc	3,488	57
Vector Group Ltd	1,926	23
Walgreens Boots Alliance Inc	16,614	575
Walmart Inc	32,498	4,792
WD-40 Co	260	46
Weis Markets Inc	530	45

		57,423
Energy — 7.3%
Antero Midstream Corp	10,330	108
Antero Resources Corp *	8,817	204
APA Corp	9,592	346
Arch Resources Inc	400	53
Archrock Inc	5,590	55
Ardmore Shipping Corp	1,600	24
Baker Hughes Co, Cl A	27,859	804
Borr Drilling Ltd *	5,768	44
Bristow Group Inc *	1,334	30
Cactus Inc, Cl A	1,929	79
California Resources Corp	1,661	64
Callon Petroleum *	1,489	50
ChampionX Corp	5,886	160
Cheniere Energy Inc	7,215	1,137
Chesapeake Energy Corp	3,738	284
Chevron Corp	55,810	9,106
Chord Energy Corp	1,242	167
Civitas Resources Inc	2,112	144
Clean Energy Fuels Corp *	6,002	26

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNX Resources Corp *	6,173	$99
Comstock Resources Inc	2,687	29
ConocoPhillips	36,345	3,606
CONSOL Energy Inc	977	57
Coterra Energy Inc	22,868	561
CVR Energy Inc	1,200	39
Delek US Holdings Inc	2,529	58
Denbury *	1,615	141
Devon Energy Corp	18,869	955
DHT Holdings Inc	4,000	43
Diamond Offshore Drilling *	3,778	45
Diamondback Energy Inc, Cl A	5,261	711
Dorian LPG Ltd	1,300	26
Dril-Quip Inc *	1,131	32
DT Midstream Inc	3,252	161
Energy Fuels Inc/Canada *	5,200	29
Enviva Inc	1,100	32
EOG Resources Inc	16,877	1,935
EQT Corp	10,537	336
Equitrans Midstream Corp	11,466	66
Expro Group Holdings NV *	2,600	48
Exxon Mobil Corp	118,313	12,974
FLEX LNG	1,416	48
Frontline PLC	4,018	67
Gevo *	13,200	20
Golar LNG Ltd *	2,732	59
Green Plains Inc *	1,700	53
Gulfport Energy Corp *	523	42
Halliburton Co	26,370	834
Helix Energy Solutions Group Inc *	4,140	32
Helmerich & Payne Inc	3,178	114
Hess Corp	8,366	1,107
HF Sinclair Corp	3,998	193
International Seaways Inc	1,472	61
Kinder Morgan Inc	58,893	1,031
Kosmos Energy Ltd *	14,375	107
Liberty Energy Inc, Cl A	3,818	49
Magnolia Oil & Gas Corp, Cl A	4,628	101
Marathon Oil Corp	18,278	438
Marathon Petroleum Corp	13,770	1,857
Matador Resources Co	3,374	161
Murphy Oil Corp	3,948	146
Nabors Industries Ltd *	162	20
New Fortress Energy Inc, Cl A	2,210	65
NexTier Oilfield Solutions Inc *	3,851	31
Noble Corp PLC *	2,329	92
Nordic American Tankers Ltd	8,400	33
Northern Oil and Gas Inc	1,837	56
NOV Inc	11,059	205
Occidental Petroleum Corp	23,079	1,441
Oceaneering International Inc, Cl A *	3,344	59
Oil States International Inc *	2,800	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONEOK Inc	13,165	$836
Ovintiv Inc	7,807	282
Par Pacific Holdings Inc *	1,014	30
Patterson-UTI Energy Inc	6,185	72
PBF Energy Inc, Cl A	2,717	118
PDC Energy Inc, Cl A	2,628	169
Peabody Energy Corp *	3,327	85
Permian Resources Corp, Cl A	7,169	75
Phillips 66	13,591	1,378
Pioneer Natural Resources Co	6,913	1,412
ProPetro Holding Corp *	3,600	26
Range Resources Corp	7,018	186
REX American Resources Corp *	900	26
Schlumberger NV, Cl A	41,280	2,027
Scorpio Tankers Inc	1,425	80
SFL Corp Ltd	3,600	34
Sitio Royalties Corp, Cl A	2,500	56
SM Energy Co	3,868	109
Southwestern Energy Co *	31,864	159
Talos Energy Inc *	1,010	15
Targa Resources Corp	6,352	463
Teekay Tankers Ltd, Cl A *	800	34
Tellurian *	14,384	18
Texas Pacific Land Corp	158	269
Tidewater Inc *	1,524	67
Uranium Energy *	11,895	34
US Silica Holdings Inc *	2,600	31
Valaris *	1,748	114
Valero Energy Corp	11,289	1,576
Vital Energy *	438	20
Weatherford International PLC *	2,122	126
Williams Cos Inc/The	36,131	1,079
World Fuel Services Corp	1,261	32

		54,451
Financials — 0.4%
Block Inc, Cl A *	1,637	113
Eversource Energy	3,522	276
Fidelity National Information Services Inc, Cl B	1,770	96
Fiserv Inc, Cl A *	1,940	219
FleetCor Technologies Inc *	200	42
Global Payments Inc	861	91
Jack Henry & Associates Inc	200	30
Mastercard Inc, Cl A	2,718	988
PayPal Holdings Inc *	3,494	265
Visa Inc, Cl A	5,355	1,207

		3,327
Health Care — 6.0%
10X Genomics Inc, Cl A *	959	53
Abbott Laboratories	13,621	1,379
AbbVie Inc	14,467	2,306

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AbCellera Biologics Inc *	4,390	$33
Acadia Healthcare Co Inc, Cl A *	930	67
ACADIA Pharmaceuticals Inc *	2,768	52
Agilent Technologies Inc	2,332	323
agilon health Inc *	2,437	58
Agios Pharmaceuticals Inc *	797	18
Align Technology Inc *	596	199
Alkermes PLC *	2,121	60
Alnylam Pharmaceuticals Inc *	1,121	225
Amedisys Inc *	444	33
AmerisourceBergen Corp, Cl A	1,198	192
Amgen Inc, Cl A	4,299	1,039
Amicus Therapeutics Inc *	1,365	15
AMN Healthcare Services Inc *	330	27
Apellis Pharmaceuticals Inc *	1,067	70
Arrowhead Pharmaceuticals Inc *	730	19
Arvinas Inc *	906	25
Avantor Inc *	5,192	110
Axonics Inc *	816	45
Axsome Therapeutics Inc *	300	18
Azenta Inc *	700	31
Baxter International Inc	4,086	166
Beam Therapeutics *	669	20
Becton Dickinson & Co	2,195	543
BioCryst Pharmaceuticals Inc *	3,787	32
Biogen Inc *	1,080	300
Biohaven Ltd *	1,401	19
BioMarin Pharmaceutical Inc *	1,520	148
Bio-Rad Laboratories Inc, Cl A *	152	73
Bio-Techne Corp	1,100	82
Blueprint Medicines Corp *	389	17
Boston Scientific Corp *	11,130	557
Bristol-Myers Squibb Co	17,264	1,197
Bruker Corp	902	71
Cardinal Health Inc	1,994	151
Catalent Inc *	1,352	89
Centene Corp *	4,394	278
Certara Inc *	1,400	34
Charles River Laboratories International Inc *	400	81
Chemed Corp	110	59
Chinook Therapeutics Inc *	900	21
Cigna Group/The	2,458	628
CONMED Corp	359	37
Cooper Cos Inc/The, Cl A	533	199
CorVel Corp *	200	38
Crinetics Pharmaceuticals *	1,400	22
Cullinan Oncology Inc *	3,100	32
CVS Health Corp	10,266	763
Cytokinetics Inc *	1,067	38
Danaher Corp, Cl A	5,174	1,304
DaVita Inc *	499	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denali Therapeutics Inc *	976	$22
DENTSPLY SIRONA Inc	1,515	59
Dexcom Inc *	2,945	342
Doximity Inc, Cl A *	1,321	43
Edwards Lifesciences Corp, Cl A *	6,047	500
Elanco Animal Health Inc *	3,557	33
Elevance Health Inc	1,951	897
Eli Lilly & Co	6,684	2,295
Embecta	900	25
Enanta Pharmaceuticals Inc *	453	18
Encompass Health Corp	777	42
Enovis Corp *	700	37
Ensign Group Inc/The	343	33
Envista Holdings Corp *	1,412	58
Exact Sciences Corp *	1,524	103
Exelixis Inc *	2,065	40
Fate Therapeutics Inc *	2,628	15
FibroGen Inc *	1,400	26
GE HealthCare Technologies Inc *	3,300	271
Gilead Sciences Inc	10,420	864
Globus Medical Inc, Cl A *	716	41
Guardant Health Inc *	1,100	26
Haemonetics Corp *	563	47
Halozyme Therapeutics Inc *	1,137	43
HCA Healthcare Inc	1,780	469
HealthEquity Inc *	444	26
Henry Schein Inc *	873	71
Hologic Inc *	1,856	150
Horizon Therapeutics Plc *	1,950	213
Humana Inc	978	475
ICU Medical Inc *	130	21
IDEXX Laboratories Inc *	659	330
Illumina Inc *	1,231	286
Inari Medical *	438	27
Incyte Corp *	1,437	104
Insmed Inc *	1,078	18
Inspire Medical Systems Inc *	203	48
Insulet Corp *	526	168
Integra LifeSciences Holdings Corp *	562	32
Intellia Therapeutics *	1,068	40
Intra-Cellular Therapies Inc, Cl A *	967	52
Intuitive Surgical Inc *	2,882	736
Ionis Pharmaceuticals Inc *	941	34
IQVIA Holdings Inc *	1,468	292
iRhythm Technologies Inc *	362	45
IVERIC bio Inc *	1,256	31
Jazz Pharmaceuticals PLC *	467	68
Johnson & Johnson	20,965	3,250
Karuna Therapeutics Inc *	175	32
Laboratory Corp of America Holdings	711	163
Lantheus Holdings Inc *	798	66
LivaNova PLC *	414	18

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Madrigal Pharmaceuticals Inc *	82	$20
Masimo Corp *	438	81
McKesson Corp	1,027	366
Medpace Holdings Inc *	269	51
Medtronic PLC	10,820	872
Merck & Co Inc	20,735	2,206
Merit Medical Systems Inc *	444	33
Mettler-Toledo International Inc *	165	252
Mirati Therapeutics Inc *	444	16
Moderna Inc *	2,769	425
Molina Healthcare Inc *	473	127
Natera Inc *	481	27
National HealthCare Corp	618	36
Neogen Corp, Cl B *	2,062	38
Neurocrine Biosciences Inc *	720	73
Novocure Ltd *	710	43
Oak Street Health Inc *	1,507	58
Omnicell Inc *	500	29
Option Care Health Inc *	1,855	59
Organon & Co	1,900	45
Owens & Minor Inc *	1,200	17
Pacific Biosciences of California Inc *	2,600	30
Pacira BioSciences Inc *	627	26
Penumbra Inc *	305	85
PerkinElmer Inc	818	109
Perrigo Co PLC	1,000	36
Pfizer Inc	44,670	1,822
Premier Inc, Cl A	1,600	52
Progyny Inc *	816	26
Prometheus Biosciences Inc *	453	49
Prothena Corp PLC *	416	20
PTC Therapeutics Inc *	634	31
QIAGEN NV *	2,199	101
Quest Diagnostics Inc	919	130
QuidelOrtho Corp *	500	45
R1 RCM *	1,748	26
Regeneron Pharmaceuticals Inc *	801	658
Repligen Corp *	437	74
ResMed Inc	1,011	221
Revance Therapeutics Inc *	1,012	33
REVOLUTION Medicines *	1,055	23
Royalty Pharma PLC, Cl A	2,757	99
Sage Therapeutics Inc *	722	30
Sarepta Therapeutics Inc *	609	84
Seagen Inc *	1,011	205
Select Medical Holdings Corp	1,600	41
Shockwave Medical Inc *	373	81
Silk Road Medical Inc *	6	—
Sotera Health Co *	1,400	25
STAAR Surgical Co *	497	32
STERIS PLC	715	137
Stryker Corp	2,750	785

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Syneos Health Inc, Cl A *	944	$34
Tandem Diabetes Care Inc *	725	29
Teladoc Health Inc *	1,110	29
Teleflex Inc	435	110
Tenet Healthcare Corp *	887	53
TG Therapeutics Inc *	1,700	26
Thermo Fisher Scientific Inc	3,110	1,793
Travere Therapeutics Inc *	1,200	27
Twist Bioscience Corp *	1,078	16
Ultragenyx Pharmaceutical Inc *	600	24
United Therapeutics Corp *	407	91
UnitedHealth Group Inc	7,370	3,483
Universal Health Services Inc, Cl B	447	57
Vaxcyte Inc *	890	33
Veeva Systems Inc, Cl A *	1,024	188
Vertex Pharmaceuticals Inc *	2,010	633
Viatris Inc, Cl W	8,446	81
Vir Biotechnology Inc *	900	21
Waters Corp *	585	181
West Pharmaceutical Services Inc	581	201
Xencor Inc *	1,252	35
Zimmer Biomet Holdings Inc	1,881	243
Zoetis Inc, Cl A	3,611	601

		44,560
Industrials — 0.1%
Automatic Data Processing Inc	1,277	284
Broadridge Financial Solutions Inc	256	37
Paychex Inc	1,009	116
SS&C Technologies Holdings Inc	350	20

		457
Information Technology — 1.8%
Accenture PLC, Cl A	1,818	520
Adobe Inc *	1,474	568
Akamai Technologies Inc *	500	39
Amdocs Ltd	806	77
ANSYS Inc *	313	104
Aspen Technology Inc *	180	41
Atlassian Corp Ltd, Cl A *	445	76
Autodesk Inc, Cl A *	755	157
BILL Holdings Inc *	449	36
Cadence Design Systems Inc *	840	177
Ceridian HCM Holding Inc *	500	37
Cloudflare Inc, Cl A *	940	58
Cognizant Technology Solutions Corp, Cl A	1,463	89
Crowdstrike Holdings Inc, Cl A *	888	122
Datadog Inc, Cl A *	1,124	82
DocuSign Inc, Cl A *	353	21
Dropbox Inc, Cl A *	66	1
DXC Technology Co *	900	23
Dynatrace Inc *	716	30
EPAM Systems Inc *	241	72

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fair Isaac Corp *	88	$62
Five9 Inc *	300	22
Fortinet Inc *	1,893	126
Gartner Inc *	238	78
Gen Digital Inc	1,174	20
GoDaddy Inc, Cl A *	419	33
Guidewire Software Inc, Cl Z *	353	29
HubSpot Inc *	135	58
International Business Machines Corp	2,571	337
Intuit Inc	936	417
Manhattan Associates Inc *	282	44
Microsoft Corp	22,888	6,599
MongoDB Inc, Cl A *	296	69
Nutanix Inc, Cl A *	903	23
Okta Inc, Cl A *	716	62
Oracle Corp, Cl B	4,977	462
Palantir Technologies Inc, Cl A *	7,354	62
Palo Alto Networks Inc *	1,041	208
Paycom Software Inc *	70	21
Paylocity Holding Corp *	179	36
PTC Inc *	430	55
Roper Technologies Inc	404	178
Salesforce Inc *	3,011	601
ServiceNow Inc *	681	317
Snowflake Inc, Cl A *	1,069	165
Splunk Inc *	494	47
Synopsys Inc *	500	193
Twilio Inc, Cl A *	900	60
Tyler Technologies Inc *	91	32
Unity Software Inc *	750	24
VeriSign Inc *	214	45
VMware Inc, Cl A *	882	110
Workday Inc, Cl A *	663	137
Zoom Video Communications Inc, Cl A *	918	68
Zscaler Inc *	360	42

		13,172
Real Estate — 2.9%
Acadia Realty Trust ‡	2,211	31
Agree Realty Corp ‡	1,414	97
Alexander & Baldwin Inc ‡	1,840	35
Alexandria Real Estate Equities Inc ‡	2,816	354
American Assets Trust Inc ‡	1,084	20
American Homes 4 Rent, Cl A ‡	5,907	186
American Tower Corp, Cl A ‡	7,803	1,594
Americold Realty Trust Inc ‡	4,844	138
Apartment Income Corp ‡	3,289	118
Apartment Investment and Management Co, Cl A ‡	5,319	41
Apple Hospitality REIT Inc ‡	5,525	86
AvalonBay Communities Inc ‡	2,364	397
Boston Properties Inc ‡	2,663	144
Brixmor Property Group Inc ‡	5,429	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadstone Net Lease Inc, Cl A ‡	3,101	$53
Camden Property Trust ‡	1,939	203
CareTrust REIT Inc ‡	2,150	42
CBRE Group Inc, Cl A *	5,458	397
Corporate Office Properties Trust ‡	1,445	34
Cousins Properties Inc ‡	2,306	49
Crown Castle Inc ‡	7,520	1,006
CubeSmart ‡	4,005	185
Cushman & Wakefield PLC *	3,203	34
DiamondRock Hospitality Co ‡	5,569	45
Digital Realty Trust Inc, Cl A ‡	4,805	472
DigitalBridge Group	2,216	27
Douglas Elliman Inc	6,100	19
Douglas Emmett Inc ‡	2,351	29
Easterly Government Properties Inc, Cl A ‡	2,101	29
EastGroup Properties Inc ‡	804	133
Elme Communities ‡	2,207	39
Empire State Realty Trust Inc, Cl A ‡	4,235	28
EPR Properties, Cl A ‡	836	32
Equinix Inc ‡	1,603	1,156
Equity Commonwealth ‡	1,856	38
Equity LifeStyle Properties Inc ‡	3,299	221
Equity Residential ‡	6,385	383
Essential Properties Realty Trust Inc ‡	2,557	64
Essex Property Trust Inc ‡	1,111	232
Extra Space Storage Inc ‡	2,199	358
Federal Realty Investment Trust ‡	1,605	159
First Industrial Realty Trust Inc ‡	2,595	138
Forestar Group Inc *	2,300	36
Four Corners Property Trust Inc ‡	1,854	50
Gaming and Leisure Properties Inc ‡	4,409	230
Getty Realty Corp ‡	1,163	42
Global Net Lease Inc ‡	2,722	35
Healthcare Realty Trust Inc, Cl A ‡	5,915	114
Healthpeak Properties Inc ‡	9,745	214
Highwoods Properties Inc ‡	1,722	40
Host Hotels & Resorts Inc ‡	12,192	201
Howard Hughes Corp/The *	800	64
Independence Realty Trust Inc ‡	3,012	48
Innovative Industrial Properties Inc, Cl A ‡	453	34
InvenTrust Properties Corp ‡	2,081	49
Invitation Homes Inc ‡	10,236	320
Iron Mountain Inc ‡	5,082	269
JBG SMITH Properties ‡	1,701	26
Jones Lang LaSalle Inc *	988	144
Kennedy-Wilson Holdings Inc	2,600	43
Kilroy Realty Corp ‡	2,674	87
Kimco Realty Corp ‡	11,370	222
Kite Realty Group Trust ‡	3,741	78
Lamar Advertising Co, Cl A ‡	1,662	166
Life Storage Inc ‡	1,542	202
LTC Properties Inc ‡	1,065	37

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LXP Industrial Trust, Cl B ‡	4,662	$48
Macerich Co/The ‡	3,563	38
Medical Properties Trust Inc ‡	9,533	78
Mid-America Apartment Communities Inc ‡	2,046	309
National Health Investors Inc ‡	746	38
National Retail Properties Inc ‡	3,707	164
National Storage Affiliates Trust ‡	1,525	64
NETSTREIT Corp ‡	2,078	38
Office Properties Income Trust ‡	1,935	24
Omega Healthcare Investors Inc ‡	4,560	125
Opendoor Technologies Inc *	12,000	21
Outfront Media Inc ‡	2,438	40
Park Hotels & Resorts Inc ‡	3,665	45
Pebblebrook Hotel Trust ‡	2,488	35
Phillips Edison & Co Inc ‡	2,458	80
Physicians Realty Trust ‡	2,909	43
Piedmont Office Realty Trust Inc, Cl A ‡	3,300	24
PotlatchDeltic Corp ‡	943	47
Prologis Inc ‡	15,429	1,925
Public Storage ‡	2,550	770
Rayonier Inc ‡	2,366	79
Realty Income Corp ‡	10,650	674
Regency Centers Corp ‡	3,371	206
Retail Opportunity Investments Corp ‡	1,722	24
Rexford Industrial Realty Inc ‡	3,599	215
RLJ Lodging Trust ‡	3,889	41
Ryman Hospitality Properties Inc ‡	758	68
Sabra Health Care REIT Inc ‡	2,996	34
Saul Centers Inc ‡	748	29
SBA Communications Corp, Cl A ‡	1,840	480
Service Properties Trust ‡	4,412	44
Simon Property Group Inc ‡	5,511	617
SITE Centers Corp ‡	2,668	33
SL Green Realty Corp ‡	753	18
Spirit Realty Capital Inc ‡	2,223	89
St Joe Co/The	1,100	46
STAG Industrial Inc ‡	2,604	88
Sun Communities Inc ‡	2,118	298
Sunstone Hotel Investors Inc ‡	5,786	57
Tanger Factory Outlet Centers Inc ‡	2,756	54
Terreno Realty Corp ‡	1,750	113
UDR Inc ‡	5,845	240
Uniti Group Inc ‡	3,869	14
Urban Edge Properties ‡	2,641	40
Ventas Inc ‡	6,937	301
Veris Residential Inc *‡	1,208	18
VICI Properties Inc, Cl A ‡	16,841	549
Vornado Realty Trust ‡	2,537	39
Welltower Inc ‡	8,140	584
Weyerhaeuser Co ‡	12,669	382
WP Carey Inc ‡	3,533	274
Xenia Hotels & Resorts Inc ‡	2,062	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl A *	976	$43
Zillow Group Inc, Cl C *	2,900	129

		21,617
Utilities — 1.5%
AES Corp/The	7,075	170
ALLETE Inc	798	51
Alliant Energy Corp	2,939	157
Ameren Corp	2,407	208
American Electric Power Co Inc	5,109	465
American States Water Co	438	39
American Water Works Co Inc	1,901	279
Atmos Energy Corp	1,498	168
Avangrid Inc	976	39
Avista Corp	976	41
Black Hills Corp, Cl A	798	50
Brookfield Infrastructure Corp, Cl A	1,290	60
Brookfield Renewable Corp, Cl A	1,055	37
California Water Service Group, Cl A	990	58
CenterPoint Energy Inc	7,050	208
Chesapeake Utilities Corp	200	26
Clearway Energy Inc, Cl C	1,183	37
CMS Energy Corp	2,813	173
Consolidated Edison Inc	3,451	330
Constellation Energy Corp	3,459	272
Dominion Energy Inc	8,537	477
DTE Energy Co	2,067	226
Duke Energy Corp	7,688	742
Edison International	3,931	278
Entergy Corp	2,104	227
Essential Utilities Inc	2,915	127
Evergy Inc	1,932	118
Exelon Corp	9,858	413
FirstEnergy Corp	6,025	241
Hawaiian Electric Industries Inc	1,610	62
IDACORP Inc, Cl A	343	37
MGE Energy Inc	725	56
National Fuel Gas Co	962	56
New Jersey Resources Corp	1,136	61
NextEra Energy Inc	20,010	1,542
NiSource Inc	4,177	117
Northwest Natural Holding Co	500	24
NorthWestern Corp	906	52
NRG Energy Inc	2,718	93
OGE Energy Corp	1,425	54
ONE Gas Inc	343	27
Ormat Technologies Inc	500	42
Otter Tail Corp	400	29
PG&E Corp *	17,128	277
Pinnacle West Capital Corp	1,367	108
PNM Resources Inc	591	29
Portland General Electric Co	957	47
PPL Corp	7,549	210

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Public Service Enterprise Group Inc		5,258	$328
Sempra Energy		3,300	499
SJW Group		710	54
Southern Co/The		11,193	779
Southwest Gas Holdings Inc		838	52
Spire Inc		618	43
Sunnova Energy International Inc *		1,300	20
UGI Corp		2,240	78
Vistra Corp		3,633	87
WEC Energy Group Inc		3,112	295
Xcel Energy Inc		5,425	366
York Water Co/The		600	27

			11,268
Total Common Stock
(Cost $133,437) ($ Thousands)			225,276

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.8%
Communication Services — 0.2%
Altice France
3.375%, 01/15/2028	EUR	117	99
CCO Holdings
4.750%, 02/01/2032 (C)		$535	449
4.500%, 08/15/2030 (C)		63	53
4.500%, 06/01/2033 (C)		219	176
DISH DBS
5.250%, 12/01/2026 (C)		1,007	804
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	236

			1,817

Consumer Discretionary — 1.3%
Alibaba Group Holding
2.125%, 02/09/2031		$1,178	975
Altice Financing
3.000%, 01/15/2028	EUR	237	205
Amazon.com
4.550%, 12/01/2027		$605	614
Booking Holdings
4.625%, 04/13/2030		1,080	1,079
Caesars Entertainment
7.000%, 02/15/2030 (C)		220	224
Carnival
4.000%, 08/01/2028 (C)		605	521
Expedia Group
6.250%, 05/01/2025 (C)		24	24
4.625%, 08/01/2027		251	246
Ford Motor
6.100%, 08/19/2032		435	422

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
7.350%, 11/04/2027		$204	$210
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)		413	329
Harley-Davidson Financial Services
3.050%, 02/14/2027 (C)		700	627
Las Vegas Sands
3.900%, 08/08/2029		722	652
Marriott International
5.750%, 05/01/2025		68	69
4.900%, 04/15/2029		309	306
MDC Holdings
6.000%, 01/15/2043		389	338
Mercedes-Benz Finance North America
4.800%, 03/30/2026 (C)		331	331
Nissan Motor
4.345%, 09/17/2027 (C)		1,086	1,025
Ross Stores
4.700%, 04/15/2027		842	835
Royal Caribbean Cruises
8.250%, 01/15/2029 (C)		231	241
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	224
Time Warner Cable
4.500%, 09/15/2042		$330	253
Wynn Macau
5.625%, 08/26/2028 (C)		348	296

			10,046

Consumer Staples — 0.6%
Altria Group
3.400%, 05/06/2030		745	663
BAT Capital
4.906%, 04/02/2030		467	451
2.259%, 03/25/2028		1,337	1,146
Cargill
5.125%, 10/11/2032 (C)		239	247
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029 (C)		392	340
Natura Cosmeticos
4.125%, 05/03/2028 (C)		322	262
Philip Morris International
5.625%, 11/17/2029		110	115
4.875%, 02/13/2026		582	586
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)		660	–

			3,810

Energy — 0.6%
Continental Resources
2.268%, 11/15/2026 (C)		1,050	932

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eni
4.250%, 05/09/2029 (C)	$900	$850
Oleoducto Central
4.000%, 07/14/2027 (C)	438	375
ONEOK
6.350%, 01/15/2031	128	134
ONEOK Partners
6.125%, 02/01/2041	63	62
TransCanada PipeLines
6.100%, 06/01/2040	573	591
Var Energi
8.000%, 11/15/2032 (C)	403	429
7.500%, 01/15/2028 (C)	314	325

		3,698

Financials — 4.3%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	260
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (B)(C)	817	838
Aircastle
5.250%, 08/11/2025 (C)	456	446
4.125%, 05/01/2024	181	177
2.850%, 01/26/2028 (C)	904	778
Alleghany
3.625%, 05/15/2030	931	877
Aviation Capital Group
5.500%, 12/15/2024 (C)	455	449
4.875%, 10/01/2025 (C)	182	176
4.375%, 01/30/2024 (C)	161	157
4.125%, 08/01/2025 (C)	6	6
3.500%, 11/01/2027 (C)	165	147
1.950%, 01/30/2026 (C)	480	427
1.950%, 09/20/2026 (C)	153	132
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)(C)	755	680
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	400	375
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	1,198	1,074
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	931	900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/2026 (B)(C)	$210	$209
Barclays PLC
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (B)	383	406
BNP Paribas
7.375%, USD Swap Semi 30/360 5 Yr Curr + 5.150%(B)(E)	200	190
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(B)(E)	669	500
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(C)	806	671
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	333	320
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (B)	475	440
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(B)(E)	184	174
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(E)	756	616
Citigroup
8.870%, ICE LIBOR USD 3 Month + 4.068%(B)(E)	125	124
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(E)	359	317
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(C)(E)	200	–
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(E)	440	–
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(C)(E)	365	–
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(C)	344	332
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	427	379
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(C)	292	235
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (B)(C)	274	274

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(C)	$245	$231
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (B)	255	247
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (B)	315	298
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (B)	347	299
Discover Bank
4.682%, USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/2028 (B)	475	435
Federation des Caisses Desjardins du Quebec
4.550%, 08/23/2027 (C)	435	429
Global Payments
5.300%, 08/15/2029	287	283
2.900%, 11/15/2031	157	129
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(E)	328	272
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	145	126
HSBC Holdings
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (B)	200	224
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.858%(B)(E)	494	493
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (B)	810	840
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	219	179
ING Groep
1.726%, U.S. SOFR + 1.005%, 04/01/2027 (B)	1,191	1,058
Intesa Sanpaolo
7.000%, 11/21/2025 (C)	214	218
KBC Group
5.796%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/19/2029 (B)(C)	263	265
Lloyds Banking Group PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.913%(B)(E)	322	297
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (B)	604	668
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(B)(E)	415	392

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
5.475%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.530%, 02/22/2031 (B)		$213	$214
Mizuho Financial Group
5.414%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 09/13/2028 (B)		430	432
Morgan Stanley
6.296%, U.S. SOFR + 2.240%, 10/18/2028 (B)		467	491
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)		289	280
0.406%, 10/29/2027 (B)	EUR	480	455
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(C)		$319	287
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)		260	269
5.847%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.350%, 03/02/2027 (B)		340	341
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)		232	228
Nomura Holdings
5.709%, 01/09/2026		325	326
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (C)		294	11
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)		108	107
S&P Global
4.750%, 08/01/2028		35	36
4.250%, 05/01/2029		166	163
Santander Holdings USA
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (B)		165	165
4.260%, SOFRINDX + 1.380%, 06/09/2025 (B)		196	189
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (B)		67	58
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)		603	611
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)(C)		623	550

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (B)(C)	$363	$371
7.750%, USD Swap Semi 30/360 5 Yr Curr + 5.723%(B)(C)(E)	200	200
6.312%, ICE LIBOR USD 3 Month + 1.510%(B)(C)(E)	400	336
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(B)(C)(E)	552	501
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (B)(C)	239	230
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048%(B)(E)	800	639
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (B)	600	562
Synchrony Financial
4.875%, 06/13/2025	118	109
4.500%, 07/23/2025	120	109
3.950%, 12/01/2027	118	100
2.875%, 10/28/2031	328	232
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	204	199
1.950%, 06/05/2030	74	60
UBS Group
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (B)(C)	238	230
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)(C)	201	158
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)(C)	519	470
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (B)(C)	231	201
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(B)(E)	474	403
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (B)	258	249

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(E)		$327	$289
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)		433	406

			31,736

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	191
Takeda Pharmaceutical
4.400%, 11/26/2023		$220	219

			410

Industrials — 0.9%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		190	192
4.450%, 04/03/2026		173	166
2.450%, 10/29/2026		671	602
Air Lease
3.625%, 04/01/2027		40	37
2.100%, 09/01/2028		178	148
Air Lease MTN
2.875%, 01/15/2026		85	79
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	219
CNH Industrial Capital
3.950%, 05/23/2025		$723	704
Delta Air Lines
4.750%, 10/20/2028 (C)		475	458
4.500%, 10/20/2025 (C)		375	369
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		236	239
5.400%, 02/01/2027		670	651
ENA Master Trust
4.000%, 05/19/2048 (C)		272	204
Flowserve
2.800%, 01/15/2032		246	195
Honeywell International
4.125%, 11/02/2034	EUR	810	892
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$210	202
4.350%, 04/05/2036 (C)		206	179
Odebrecht Holdco Finance
0.000%, 09/10/2058 (C)(F)		294	–
Parker-Hannifin
4.500%, 09/15/2029		546	541
Regal Rexnord
6.050%, 02/15/2026 (C)		789	792
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	123

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trane Technologies Financing
5.250%, 03/03/2033	$137	$142
Verisk Analytics
5.750%, 04/01/2033	218	229
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	141	135

		7,498

Information Technology — 1.0%
Broadcom
4.926%, 05/15/2037 (C)	535	487
3.187%, 11/15/2036 (C)	448	340
3.137%, 11/15/2035 (C)	154	118
Entegris Escrow
4.750%, 04/15/2029 (C)	699	661
HP
4.750%, 01/15/2028	572	565
Infor
1.750%, 07/15/2025 (C)	340	311
International Business Machines
4.900%, 07/27/2052	434	405
4.500%, 02/06/2026	392	391
Kyndryl Holdings
2.050%, 10/15/2026	631	548
Lenovo Group
5.831%, 01/27/2028	966	972
Micron Technology
6.750%, 11/01/2029	563	598
NXP BV
5.550%, 12/01/2028	317	323
Prosus
3.680%, 01/21/2030 (C)	569	483
3.257%, 01/19/2027 (C)	264	240
SK Hynix
2.375%, 01/19/2031 (C)	290	217
Tencent Holdings MTN
3.240%, 06/03/2050 (C)	439	288
TSMC Arizona
3.875%, 04/22/2027	406	399
Western Digital
3.100%, 02/01/2032	35	26
2.850%, 02/01/2029	157	128
Workday
3.700%, 04/01/2029	68	64

		7,564

Materials — 0.2%
Celanese US Holdings
5.900%, 07/05/2024	867	867
Freeport Indonesia MTN
4.763%, 04/14/2027 (C)	243	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nucor
4.300%, 05/23/2027	$335	$329
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)	81	67

		1,499

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	118	108
3.650%, 03/15/2027	235	223
Host Hotels & Resorts
3.500%, 09/15/2030	142	120
Vornado Realty
2.150%, 06/01/2026	403	323

		774

Utilities — 0.6%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)	304	262
Chile Electricity PEC
0.000%, 01/25/2028 (C)(F)	523	389
Comision Federal de Electricidad
4.688%, 05/15/2029 (C)	268	240
3.348%, 02/09/2031 (C)	687	543
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	318
Enel Finance International
7.500%, 10/14/2032 (C)	400	446
Engie Energia Chile
3.400%, 01/28/2030	390	318
NRG Energy
7.000%, 03/15/2033 (C)	421	436
Public Service Enterprise Group
5.850%, 11/15/2027	402	418
Terraform Global Operating
6.125%, 03/01/2026 (C)	74	70
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(B)(C)(E)	286	252

		3,692

Total Corporate Obligations
(Cost $80,085) ($ Thousands)		72,544

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 4.3%
Automotive — 1.5%

Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	$841	$845
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(C)	554	554
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	223	212
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	347	322
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	371
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(C)	611	576
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(C)	171	163
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(C)	605	529
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(C)	620	568
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(C)	243	236
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(C)	616	612
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(C)	1,307	1,308
Prestige Auto Receivables Trust, Ser 2022-1A, Cl A2
5.900%, 07/15/2025(C)	556	556
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(C)	770	756
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(C)	671	656
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(C)	658	655
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(C)	705	706

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(C)	$410	$409
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(C)	850	852
		10,886

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(C)	1,010	986
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(C)	175	167
		1,153

Other Asset-Backed Securities — 2.6%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(C)	834	688
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(C)	103	100
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(C)	122	117
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(C)	246	239
AGL CLO 12, Ser 2021-12A, Cl A1
5.968%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(B)(C)	970	948
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(C)	351	349
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(C)	185	175
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.008%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(B)(C)	589	575
Ballyrock CLO 15, Ser 2021-1A, Cl C
7.892%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(B)(C)	600	550
Ballyrock CLO 16, Ser 2021-16A, Cl A1
5.938%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(B)(C)	1,222	1,198
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(C)	182	156
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(C)	232	199

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(C)	$923	$923
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(C)	839	724
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(C)	456	391
Dryden 78 CLO, Ser 2020-78A, Cl C
6.742%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(B)(C)	620	580
Dryden 78 CLO, Ser 2020-78A, Cl D
7.792%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(B)(C)	320	291
Elevation CLO, Ser 2020-11A, Cl C
6.992%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(B)(C)	550	515
Elmwood CLO IX, Ser 2021-2A, Cl D
7.758%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(B)(C)	583	536
Flatiron CLO 21, Ser 2021-1A, Cl D
7.698%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(B)(C)	620	568
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(C)	273	235
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
5.878%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(B)(C)	651	636
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(C)	382	355
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(C)	266	231
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	794
Magnetite XXVI, Ser 2021-26A, Cl A1R
5.938%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(B)(C)	1,127	1,103
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(C)	329	294
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(C)	323	275
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(C)	782	769
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(C)	217	197
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
5.892%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(B)(C)	1,141	1,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
5.922%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(B)(C)	$690	$675
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(C)	367	370
OCP CLO, Ser 2021-18A, Cl AR
5.898%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(B)(C)	849	835
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(C)	636	579
Rad CLO 7, Ser 2020-7A, Cl C
6.792%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(B)(C)	280	264
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(C)	474	431
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(C)	530	504
Voya CLO, Ser 2020-1A, Cl DR
7.642%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(B)(C)	250	221
		19,709

Total Asset-Backed Securities
(Cost $33,394) ($ Thousands)		31,748

MORTGAGE-BACKED SECURITIES — 3.8%
Agency Mortgage-Backed Obligations — 0.4%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.466%, 06/15/2047(B)	1,075	124
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.255%, 06/25/2050(B)	2,143	237
FNMA
3.000%, 02/01/2052	2,241	2,021
FNMA CMO, Ser 2014-78, Cl SE, IO
1.255%, 12/25/2044(B)	815	89
FNMA CMO, Ser 2016-77, Cl DS, IO
1.155%, 10/25/2046(B)	810	88
FNMA CMO, Ser 2017-62, Cl AS, IO
1.305%, 08/25/2047(B)	915	113
FNMA CMO, Ser 2017-97, Cl LS, IO
1.355%, 12/25/2047(B)	1,281	159
GNMA CMO, Ser 2017-122, Cl SA, IO
1.439%, 08/20/2047(B)	665	81

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
1.439%, 09/20/2047(B)	$552	$55

		2,967
Non-Agency Mortgage-Backed Obligations — 3.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	45	32
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	241	136
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	183	102
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	103	74
AREIT Trust, Ser 2022-CRE6, Cl A
5.809%, SOFR30A + 1.250%, 01/16/2037(B)(C)	1,322	1,289
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(C)	365	264
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
5.685%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(B)(C)	1,610	1,530
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.824%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(C)	779	752
Bellemeade Re, Ser 2019-3A, Cl M1C
6.795%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(B)(C)	332	331
Bellemeade Re, Ser 2021-1A, Cl M1C
7.510%, SOFR30A + 2.950%, 03/25/2031(B)(C)	437	436
Bellemeade Re, Ser 2021-2A, Cl M1B
6.060%, SOFR30A + 1.500%, 06/25/2031(B)(C)	704	691
Bellemeade Re, Ser 2022-2, Cl M1A
8.568%, SOFR30A + 4.000%, 09/27/2032(B)(C)	978	980
BFLD Trust, Ser 2021-FPM, Cl A
6.285%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(B)(C)	1,189	1,126
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.834%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(B)(C)	656	622
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.584%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(B)(C)	162	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	$88	$43
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	122	60
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	23
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.452%, 04/10/2046(B)(C)	343	341
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.794%, 07/10/2046(B)(C)	649	623
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.245%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(B)(C)	27	27
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
7.145%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	7	7
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
6.995%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(B)(C)	5	5
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
6.945%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(C)	43	43
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
6.845%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(B)(C)	123	122
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.210%, SOFR30A + 1.650%, 12/25/2041(B)(C)	319	302
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.460%, SOFR30A + 1.900%, 12/25/2041(B)(C)	1,023	979
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.060%, SOFR30A + 3.500%, 03/25/2042(B)(C)	838	843
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.660%, SOFR30A + 3.100%, 03/25/2042(B)(C)	211	209

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.868%, SOFR30A + 2.300%, 01/25/2043(B)(C)	$447	$446
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.225%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(B)	333	114
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.560%, SOFR30A + 2.000%, 01/25/2051(B)(C)	77	73
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl M2
6.545%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(B)(C)	114	114
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
7.360%, SOFR30A + 2.800%, 10/25/2050(B)(C)	270	273
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.210%, SOFR30A + 1.650%, 01/25/2034(B)(C)	233	229
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.060%, SOFR30A + 1.500%, 10/25/2041(B)(C)	1,079	1,027
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.360%, SOFR30A + 1.800%, 11/25/2041(B)(C)	1,042	990
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.910%, SOFR30A + 2.350%, 12/25/2041(B)(C)	668	601
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.410%, SOFR30A + 1.850%, 01/25/2042(B)(C)	542	513
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.560%, SOFR30A + 1.000%, 01/25/2042(B)(C)	461	452
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.760%, SOFR30A + 2.200%, 05/25/2042(B)(C)	618	621
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.510%, SOFR30A + 2.950%, 06/25/2042(B)(C)	761	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.710%, SOFR30A + 2.150%, 09/25/2042(B)(C)	$422	$423
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.060%, SOFR30A + 2.500%, 03/25/2052(B)(C)	1,125	1,133
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.658%, SOFR30A + 2.100%, 03/25/2043(B)(C)	530	531
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
6.795%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(B)(C)	36	36
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
8.845%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(B)	137	141
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
9.845%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(B)	135	141
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.545%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(B)	95	102
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
7.695%, ICE LIBOR USD 1 Month + 2.850%, 11/25/2029(B)	431	438
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.560%, SOFR30A + 2.000%, 11/25/2041(B)(C)	469	435
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.156%, 08/10/2044(B)(C)	13	5
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.056%, 01/10/2047(B)(C)	272	88
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	727
1.433%, 08/17/2026	297	279
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.345%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(B)	54	45
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.798%, 09/15/2047(B)	15,749	116

SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.945%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(B)(C)	$89	$84
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	52
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(C)	207	207
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.407%, TSFR1M + 1.579%, 07/15/2036(B)(C)	313	301
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
7.602%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(B)(C)	285	278
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.552%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(B)(C)	33	32
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.202%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(B)(C)	113	108
Radnor RE, Ser 2019-1, Cl M1B
6.795%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(B)(C)	423	424
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.387%, 11/15/2049(B)	925	803
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.345%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(B)(C)	35	26
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.095%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(B)(C)	150	110

		25,462
Total Mortgage-Backed Securities
(Cost $30,658) ($ Thousands)		28,429

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FFCB ^
5.210%, U.S. SOFR + 0.380%, 05/08/2023 (B)	$2,000	$2,001
5.000%, U.S. SOFR + 0.170%, 01/23/2025 (B)	2,100	2,103
4.965%, U.S. SOFR + 0.135%, 11/06/2023 (B)	2,000	2,001
4.870%, U.S. SOFR + 0.040%, 05/15/2024 (B)	300	300
4.855%, U.S. SOFR + 0.025%, 09/27/2023 (B)	600	600
0.300%, 09/01/2023	300	294
FHLB ^
4.870%, U.S. SOFR + 0.040%, 06/16/2023 (B)	2,100	2,100
0.620%, 02/26/2026	200	181
FHLB DN ^
4.910%, 02/02/2024 (A)	800	770
FHLMC ^
5.150%, 01/27/2026	1,200	1,195
4.200%, 08/28/2025	700	692
0.400%, 05/24/2024	400	381
0.375%, 05/05/2023	1,000	996
FNMA ^
5.060%, 02/07/2025	700	697
3.875%, 08/28/2024	800	790
0.625%, 04/22/2025	1,300	1,209
0.500%, 06/17/2025	1,500	1,386
0.375%, 06/14/2024	700	665
0.250%, 05/22/2023	1,500	1,491
0.250%, 07/10/2023	1,100	1,087
0.250%, 11/27/2023	100	97

Total U.S. Government Agency Obligations
(Cost $21,365) ($ Thousands)		21,036

MUNICIPAL BONDS — 0.2%
New York — 0.2%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	515	510
New York City, Ser D, GO
1.923%, 08/01/2031	535	438

		948

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	$217	$217

Total Municipal Bonds
(Cost $1,268) ($ Thousands)		1,165

SOVEREIGN DEBT — 0.1%

Colombia Government International Bond
3.125%, 04/15/2031	225	171
Dominican Republic International Bond
4.875%, 09/23/2032(C)	923	783

Total Sovereign Debt
(Cost $1,147) ($ Thousands)		954

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTIONS — 0.0%
Total Purchased Options ^
(Cost $98) ($ Thousands)		71

Total Investments in Securities — 115.3%
(Cost $773,896) ($ Thousands)		$856,569

	Shares
COMMON STOCK SOLD SHORT— (13.7)%
Communication Services — (0.6)%
Cable One Inc	(77)	(54)
Charter Communications Inc, Cl A *	(1,369)	(490)
Comcast Corp, Cl A	(56,748)	(2,151)
DISH Network Corp, Cl A *	(3,334)	(31)
Fox Corp, Cl A	(3,581)	(122)
Fox Corp, Cl B	(1,800)	(57)
Interpublic Group of Cos Inc/The	(4,754)	(177)
John Wiley & Sons Inc, Cl A	(500)	(20)
Liberty Broadband Corp, Cl C *	(1,382)	(113)
Liberty Media Corp-Liberty SiriusXM *	(2,894)	(81)
New York Times Co/The, Cl A	(2,012)	(78)
News Corp, Cl A	(4,867)	(84)
News Corp, Cl B	(1,900)	(33)
Nexstar Media Group Inc, Cl A	(432)	(75)
Omnicom Group Inc	(2,524)	(238)
Paramount Global, Cl B	(6,775)	(151)
Scholastic Corp, Cl B	(500)	(17)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
TEGNA Inc	(2,800)	$(47)
Trade Desk Inc/The, Cl A *	(5,356)	(326)

		(4,345)

Consumer Discretionary — (8.8)%
Academy Sports & Outdoors Inc	(1,020)	(67)
Acushnet Holdings Corp	(1,580)	(81)
Adient PLC *	(4,611)	(189)
ADT Inc	(3,144)	(23)
Adtalem Global Education Inc *	(700)	(27)
Advance Auto Parts Inc	(596)	(72)
Airbnb Inc, Cl A *	(6,601)	(821)
Amazon.com Inc, Cl A *	(58,371)	(6,029)
American Axle & Manufacturing Holdings Inc *	(5,830)	(46)
American Eagle Outfitters Inc	(1,400)	(19)
Aptiv PLC *	(13,329)	(1,495)
Aramark	(4,473)	(160)
Arko Corp	(2,900)	(25)
Asbury Automotive Group Inc *	(191)	(40)
AutoNation Inc *	(426)	(57)
AutoZone Inc *	(177)	(435)
Bath & Body Works Inc	(2,317)	(85)
Best Buy Co Inc	(1,735)	(136)
Bloomin' Brands Inc	(1,599)	(41)
Booking Holdings Inc *	(695)	(1,843)
Boot Barn Holdings Inc *	(510)	(39)
BorgWarner Inc	(12,357)	(607)
Boyd Gaming Corp	(1,309)	(84)
Bright Horizons Family Solutions Inc *	(983)	(76)
Brinker International Inc *	(700)	(27)
Brunswick Corp/DE	(2,762)	(227)
Burlington Stores Inc *	(603)	(122)
Caesars Entertainment Inc *	(3,556)	(174)
Capri Holdings Ltd *	(4,182)	(197)
CarMax Inc *	(1,336)	(86)
Carnival Corp *	(16,256)	(165)
Carter's Inc	(1,383)	(99)
Cavco Industries Inc *	(385)	(122)
Century Communities Inc	(870)	(56)
Cheesecake Factory Inc/The	(862)	(30)
Chegg Inc *	(2,279)	(37)
Chipotle Mexican Grill Inc, Cl A *	(501)	(856)
Choice Hotels International Inc	(500)	(59)
Churchill Downs Inc	(726)	(187)
Columbia Sportswear Co	(1,529)	(138)
Coursera Inc *	(1,500)	(17)
Cracker Barrel Old Country Store Inc	(430)	(49)
Crocs Inc *	(1,956)	(247)
Dana Inc	(6,359)	(96)
Darden Restaurants Inc	(2,183)	(339)
Dave & Buster's Entertainment Inc *	(846)	(31)

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Deckers Outdoor Corp *	(933)	$(419)
Dick's Sporting Goods Inc	(510)	(72)
Domino's Pizza Inc	(637)	(210)
DoorDash Inc, Cl A *	(2,103)	(134)
Dorman Products Inc *	(1,463)	(126)
DR Horton Inc	(10,629)	(1,038)
DraftKings Inc, Cl A *	(6,360)	(123)
Duolingo Inc, Cl A *	(400)	(57)
eBay Inc	(4,805)	(213)
Etsy Inc *	(1,115)	(124)
Everi Holdings Inc *	(1,619)	(28)
Expedia Group Inc *	(2,723)	(264)
Fisker *	(4,163)	(26)
Five Below Inc *	(377)	(78)
Floor & Decor Holdings Inc, Cl A *	(1,007)	(99)
Foot Locker Inc, Cl A	(932)	(37)
Ford Motor Co	(190,686)	(2,403)
Fox Factory Holding Corp *	(1,982)	(241)
Frontdoor Inc *	(1,057)	(29)
GameStop Corp, Cl A *	(1,352)	(31)
Gap Inc/The	(1,926)	(19)
Garmin Ltd	(5,532)	(558)
General Motors Co	(69,434)	(2,547)
Gentex Corp	(12,518)	(351)
Gentherm Inc *	(1,785)	(108)
Genuine Parts Co	(1,433)	(240)
Goodyear Tire & Rubber Co/The *	(13,558)	(149)
GoPro Inc, Cl A *	(5,071)	(26)
Graham Holdings Co, Cl B	(100)	(60)
Grand Canyon Education Inc *	(372)	(42)
Group 1 Automotive Inc	(255)	(58)
H&R Block Inc	(2,697)	(95)
Hanesbrands Inc	(11,171)	(59)
Harley-Davidson Inc, Cl A	(7,171)	(272)
Hasbro Inc	(4,925)	(264)
Helen of Troy Ltd *	(768)	(73)
Hilton Grand Vacations Inc *	(1,454)	(65)
Hilton Worldwide Holdings Inc	(4,886)	(688)
Home Depot Inc/The	(9,629)	(2,842)
Hyatt Hotels Corp, Cl A *	(656)	(73)
Installed Building Products Inc	(904)	(103)
International Game Technology PLC	(1,433)	(38)
iRobot *	(794)	(35)
Jack in the Box Inc	(527)	(46)
KB Home	(2,964)	(119)
Kohl's Corp	(1,089)	(26)
Kontoor Brands Inc	(2,016)	(98)
Las Vegas Sands Corp *	(6,145)	(353)
Laureate Education Inc, Cl A	(2,200)	(26)
La-Z-Boy Inc, Cl Z	(1,511)	(44)
LCI Industries	(1,364)	(150)
Lear Corp	(2,970)	(414)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Leggett & Platt Inc	(5,074)	$(162)
Lennar Corp, Cl A	(8,613)	(905)
Lennar Corp, Cl B	(509)	(45)
LGI Homes Inc *	(648)	(74)
Light & Wonder Inc, Cl A *	(1,537)	(92)
Lithia Motors Inc, Cl A	(235)	(54)
LKQ Corp	(2,389)	(136)
Lowe's Cos Inc	(5,905)	(1,181)
Lucid Group Inc *	(26,163)	(210)
Lululemon Athletica Inc *	(3,849)	(1,402)
Luminar Technologies, Cl A *	(11,149)	(72)
M/I Homes Inc *	(1,127)	(71)
Macy's Inc	(1,909)	(33)
Malibu Boats Inc, Cl A *	(690)	(39)
Marriott International Inc/MD, Cl A	(4,971)	(825)
Marriott Vacations Worldwide Corp	(797)	(107)
Mattel Inc *	(12,331)	(227)
McDonald's Corp	(13,567)	(3,793)
MDC Holdings Inc	(1,916)	(74)
Meritage Homes Corp	(1,254)	(146)
MGM Resorts International	(5,720)	(254)
Modine Manufacturing Co *	(3,299)	(76)
Mohawk Industries Inc *	(1,906)	(191)
Movado Group Inc	(761)	(22)
Murphy USA Inc	(152)	(39)
Newell Brands Inc, Cl B	(12,546)	(156)
NIKE Inc, Cl B	(41,446)	(5,083)
Nordstrom Inc	(1,164)	(19)
Norwegian Cruise Line Holdings Ltd *	(6,832)	(92)
NVR Inc *	(105)	(585)
Ollie's Bargain Outlet Holdings Inc *	(500)	(29)
O'Reilly Automotive Inc *	(564)	(479)
Oxford Industries Inc, Cl A	(626)	(66)
Papa John's International Inc, Cl A	(458)	(34)
Patrick Industries Inc	(1,525)	(105)
Peloton Interactive Inc, Cl A *	(10,403)	(118)
Penn Entertainment Inc *	(2,595)	(77)
Planet Fitness Inc, Cl A *	(1,316)	(102)
Polaris Inc	(1,813)	(201)
Pool Corp	(409)	(140)
PulteGroup Inc	(7,515)	(438)
PVH Corp	(2,140)	(191)
QuantumScape Corp, Cl A *	(12,222)	(100)
Ralph Lauren Corp, Cl A	(1,513)	(177)
Red Rock Resorts Inc, Cl A	(935)	(42)
RH *	(141)	(34)
Rivian Automotive Inc, Cl A *	(24,162)	(374)
Ross Stores Inc	(3,090)	(328)
Royal Caribbean Cruises Ltd *	(3,880)	(253)
SeaWorld Entertainment Inc *	(680)	(42)
Service Corp International/US	(2,714)	(187)
Shake Shack Inc, Cl A *	(946)	(53)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Signet Jewelers Ltd	(509)	$(40)
Six Flags Entertainment Corp *	(678)	(18)
Skechers USA Inc, Cl A *	(4,759)	(226)
Skyline Champion Corp *	(1,684)	(127)
Solid Power *	(9,100)	(27)
Sonos Inc *	(4,222)	(83)
Standard Motor Products Inc	(916)	(34)
Starbucks Corp	(20,560)	(2,141)
Steven Madden Ltd	(2,833)	(102)
Stoneridge Inc *	(2,148)	(40)
Strategic Education Inc	(400)	(36)
Stride Inc *	(600)	(24)
Sturm Ruger & Co Inc	(700)	(40)
Sweetgreen, Cl A *	(2,406)	(19)
Tapestry Inc	(8,215)	(354)
Taylor Morrison Home Corp, Cl A *	(4,009)	(153)
Tempur Sealy International Inc	(5,955)	(235)
Tesla Inc *	(26,758)	(5,551)
Texas Roadhouse Inc, Cl A	(1,448)	(156)
Thor Industries Inc	(2,648)	(211)
TJX Cos Inc/The	(10,663)	(836)
Toll Brothers Inc	(3,518)	(211)
TopBuild Corp *	(1,062)	(221)
Topgolf Callaway Brands Corp *	(4,394)	(95)
Tractor Supply Co	(979)	(230)
Travel + Leisure Co	(2,000)	(78)
Tri Pointe Homes Inc *	(3,902)	(99)
Ulta Beauty Inc *	(431)	(235)
Under Armour Inc, Cl A *	(6,229)	(59)
Under Armour Inc, Cl C *	(6,519)	(56)
Urban Outfitters Inc *	(900)	(25)
Vail Resorts Inc	(853)	(199)
VF Corp	(11,336)	(260)
Victoria's Secret & Co *	(700)	(24)
Vista Outdoor Inc *	(1,776)	(49)
Visteon Corp *	(1,407)	(221)
Vizio Holding, Cl A *	(4,183)	(38)
Wayfair Inc, Cl A *	(500)	(17)
Wendy's Co/The	(2,995)	(65)
Whirlpool Corp	(1,887)	(249)
Williams-Sonoma Inc	(606)	(74)
Wingstop Inc, Cl A	(503)	(92)
Winnebago Industries Inc	(1,703)	(98)
Wolverine World Wide Inc	(2,109)	(36)
Wyndham Hotels & Resorts Inc	(1,327)	(90)
Wynn Resorts Ltd *	(1,848)	(207)
XPEL Inc *	(1,098)	(75)
YETI Holdings Inc *	(3,128)	(125)
Yum! Brands Inc	(5,258)	(694)

		(65,761)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Consumer Staples — (0.2)%
Dollar General Corp	(2,017)	$(425)
Dollar Tree Inc *	(1,828)	(262)
Target Corp, Cl A	(4,198)	(695)

		(1,382)

Information Technology — (2.6)%
Advanced Micro Devices Inc *	(7,306)	(716)
Amphenol Corp, Cl A	(2,336)	(191)
Analog Devices Inc	(2,407)	(475)
Apple Inc	(37,412)	(6,169)
Applied Materials Inc	(3,766)	(463)
Arista Networks Inc *	(1,163)	(195)
Arrow Electronics Inc, Cl A *	(409)	(51)
Avnet Inc	(1,097)	(50)
Broadcom Inc	(1,882)	(1,207)
CDW Corp/DE	(689)	(134)
Ciena Corp *	(850)	(45)
Cisco Systems Inc	(19,730)	(1,031)
Cognex Corp	(822)	(41)
Coherent Corp *	(590)	(22)
Corning Inc, Cl B	(3,316)	(117)
Dell Technologies Inc, Cl C	(1,100)	(44)
Diodes Inc *	(301)	(28)
Enphase Energy Inc *	(622)	(131)
Entegris Inc	(634)	(52)
F5 Inc, Cl A *	(200)	(29)
First Solar Inc *	(510)	(111)
GLOBALFOUNDRIES Inc *	(360)	(26)
Hewlett Packard Enterprise Co	(5,269)	(84)
HP Inc	(4,682)	(137)
Intel Corp	(18,342)	(599)
Jabil Inc	(620)	(55)
Juniper Networks Inc	(749)	(26)
Keysight Technologies Inc *	(941)	(152)
KLA Corp	(704)	(281)
Lam Research Corp	(643)	(341)
Lattice Semiconductor Corp *	(766)	(73)
Lumentum Holdings Inc *	(426)	(23)
Marvell Technology Inc	(3,894)	(169)
Microchip Technology Inc	(2,411)	(202)
Micron Technology Inc	(4,794)	(289)
MKS Instruments Inc	(405)	(36)
Monolithic Power Systems Inc	(242)	(121)
Motorola Solutions Inc	(842)	(241)
NetApp Inc	(770)	(49)
NVIDIA Corp	(10,688)	(2,969)
ON Semiconductor Corp *	(2,268)	(187)
Onto Innovation Inc *	(287)	(25)
Pure Storage Inc, Cl A *	(921)	(23)
Qorvo Inc *	(392)	(40)
QUALCOMM Inc	(5,149)	(657)

SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Rambus Inc *	(690)	$(35)
Skyworks Solutions Inc	(915)	(108)
Synaptics Inc *	(100)	(11)
Teledyne Technologies Inc *	(200)	(89)
Teradyne Inc	(593)	(64)
Texas Instruments Inc	(4,508)	(839)
Trimble Inc *	(1,527)	(80)
Universal Display Corp	(326)	(51)
Western Digital Corp *	(1,240)	(47)
Wolfspeed Inc *	(509)	(33)
Zebra Technologies Corp, Cl A *	(209)	(66)

		(19,530)

Materials — (1.5)%
Air Products and Chemicals Inc	(2,090)	(600)
Albemarle Corp	(1,085)	(240)
Alcoa Corp	(1,442)	(61)
Alpha Metallurgical Resources Inc	(344)	(54)
Amcor PLC	(13,039)	(148)
AptarGroup Inc	(256)	(30)
Arconic *	(1,430)	(38)
Ashland Inc	(500)	(51)
ATI Inc *	(1,164)	(46)
Avery Dennison Corp	(780)	(140)
Avient Corp	(1,021)	(42)
Axalta Coating Systems Ltd *	(1,949)	(59)
Balchem Corp	(300)	(38)
Ball Corp	(3,128)	(172)
Berry Global Group Inc	(1,680)	(99)
Celanese Corp, Cl A	(1,051)	(114)
CF Industries Holdings Inc	(1,822)	(132)
Chemours Co/The	(1,758)	(53)
Cleveland-Cliffs Inc *	(4,911)	(90)
Commercial Metals Co, Cl A	(1,132)	(55)
Constellium, Cl A *	(2,351)	(36)
Corteva Inc	(6,740)	(406)
Crown Holdings Inc	(865)	(72)
Dow Inc	(6,678)	(366)
DuPont de Nemours Inc	(4,972)	(357)
Eagle Materials Inc	(326)	(48)
Eastman Chemical Co	(1,152)	(97)
Ecolab Inc	(2,322)	(384)
Element Solutions Inc	(3,224)	(62)
FMC Corp	(1,106)	(135)
Freeport-McMoRan Inc, Cl B	(13,735)	(562)
Ginkgo Bioworks Holdings Inc *	(12,300)	(16)
Graphic Packaging Holding Co	(2,637)	(67)
HB Fuller Co	(759)	(52)
Hecla Mining Co	(8,432)	(53)
Huntsman Corp	(1,766)	(48)
Ingevity Corp *	(601)	(43)
International Flavors & Fragrances Inc	(2,328)	(214)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
International Paper Co	(2,607)	$(94)
Linde PLC	(4,818)	(1,713)
Livent Corp *	(1,786)	(39)
Louisiana-Pacific Corp	(529)	(29)
LyondellBasell Industries NV, Cl A	(2,600)	(244)
Martin Marietta Materials Inc, Cl A	(663)	(235)
Mosaic Co/The	(3,516)	(161)
MP Materials Corp *	(700)	(20)
Newmont Corp	(7,709)	(378)
Nucor Corp	(2,517)	(389)
O-I Glass Inc, Cl I *	(2,636)	(60)
Olin Corp	(890)	(49)
Packaging Corp of America	(811)	(113)
PPG Industries Inc	(2,103)	(281)
Quaker Chemical Corp	(258)	(51)
Reliance Steel & Aluminum Co	(504)	(129)
Royal Gold Inc, Cl A	(679)	(88)
RPM International Inc	(1,188)	(104)
Sealed Air Corp	(1,287)	(59)
Sherwin-Williams Co/The, Cl A	(2,236)	(503)
Silgan Holdings Inc	(1,000)	(54)
Sonoco Products Co	(900)	(55)
Southern Copper Corp	(995)	(76)
SSR Mining Inc	(1,700)	(26)
Steel Dynamics Inc	(1,598)	(181)
Stepan Co	(430)	(44)
Summit Materials Inc, Cl A *	(1,197)	(34)
Tronox Holdings	(2,026)	(29)
United States Steel Corp	(2,329)	(61)
Valvoline Inc	(1,244)	(43)
Vulcan Materials Co	(1,140)	(196)
Westlake Corp	(410)	(48)
Westrock Co	(1,773)	(54)

		(10,920)

Total Common Stock Sold Short
(Proceeds $110,467) ($ Thousands)		(101,938)

Total Investments Sold Short — (13.7)%
(Proceeds $110,467) ($ Thousands)		$(101,938)

WRITTEN OPTIONS — (0.0)%
Total Written Options ^
(Premiums Received $49) ($ Thousands)		$(36)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

A list of open exchange traded options contracts for the Fund at March 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options ^
June 2023, Crude Oil Future	92	$6,974	$60.00	5/20/2023	$47
May 2023, HG Copper Future	33	3,378	390.00	4/22/2023	22
May 2023, HG Copper Future	33	3,378	350.00	4/22/2023	2

Total Purchased Options		$13,730			$71
WRITTEN OPTIONS — 0.0%
Put Options ^
June 2023, Crude Oil Future	(92)	$(6,974)	55.00	05/20/2023	$(25)
May 2023, HG Copper Future	(66)	(6,756)	370.00	04/22/2023	(11)

Total Written Options		$(13,730)			$(36)

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	21	Jul-2023	$1,614	$1,661	$47
Brent Crude^	48	May-2023	3,608	3,827	219
Brent Crude^	25	Sep-2023	2,037	1,958	(79)
Brent Crude^	12	Jul-2023	962	949	(13)
Brent Crude^	14	May-2023	1,168	1,116	(52)
Brent Crude^	13	Nov-2023	1,022	1,008	(14)
Coffee C^	13	Dec-2023	847	815	(32)
Coffee C^	7	Sep-2023	411	442	31
Coffee C^	17	Jul-2023	1,067	1,082	15
Coffee C^	17	May-2023	1,119	1,087	(32)
Copper^	44	May-2023	4,527	4,504	(23)
Copper^	14	Dec-2023	1,419	1,438	19
Copper^	7	Sep-2023	736	719	(17)
Copper^	9	May-2023	902	921	19
Copper^	7	Jul-2023	671	718	47
Corn^	24	Jul-2023	790	763	(27)
Corn^	142	Jul-2023	4,456	4,516	60
Corn^	95	May-2023	3,153	3,137	(16)
Corn^	26	Sep-2023	792	750	(42)
Corn^	52	Dec-2023	1,504	1,473	(31)
Cotton No. 2^	10	May-2023	423	414	(9)
Cotton No. 2^	11	Jul-2023	462	457	(5)
Cotton No. 2^	14	Dec-2023	577	584	7
Feeder Cattle^	10	May-2023	1,000	1,026	26
Gasoline^	8	Oct-2023	759	748	(11)
Gasoline^	34	Apr-2023	3,739	3,828	89
Gasoline^	3	Aug-2023	311	310	(1)
Gasoline^	32	Jun-2023	3,403	3,459	56
Gold^	32	Dec-2023	6,246	6,525	279
Gold^	25	Jun-2023	4,568	4,965	397
Gold^	67	Aug-2023	13,296	13,427	131
KC HRW Wheat^	12	Dec-2023	502	515	13
KC HRW Wheat^	6	Jul-2023	279	259	(20)

SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
KC HRW Wheat^	7	May-2023	$308	$307	$(1)
KC HRW Wheat^	6	Sep-2023	247	257	10
KC HRW Wheat^	3	Jul-2023	129	129	–
KC HRW Wheat^	16	May-2023	642	702	60
Lean Hogs^	20	Jul-2023	746	752	6
Lean Hogs^	10	Jun-2023	403	367	(36)
Lean Hogs^	47	Jun-2023	1,719	1,723	4
Lean Hogs^	9	Dec-2023	300	288	(12)
Lean Hogs^	16	Oct-2023	580	543	(37)
Lean Hogs^	7	Jul-2023	291	263	(28)
Live Cattle^	68	Jun-2023	4,355	4,410	55
Live Cattle^	7	Aug-2023	439	452	13
Live Cattle^	14	Oct-2023	910	926	16
Live Cattle^	7	Dec-2023	471	477	6
LME Lead^	5	Nov-2023	263	265	2
LME Lead^	2	Sep-2023	107	106	(1)
LME Lead^	2	Jul-2023	104	106	2
LME Lead^	6	May-2023	317	316	(1)
LME Lead^	10	Jun-2023	533	527	(6)
LME Nickel^	2	Sep-2023	329	289	(40)
LME Nickel^	4	Nov-2023	631	582	(49)
LME Nickel^	2	Jul-2023	341	287	(54)
LME Nickel^	1	May-2023	135	143	8
LME Primary Aluminum^	19	Nov-2023	1,175	1,176	1
LME Primary Aluminum^	9	Sep-2023	579	551	(28)
LME Primary Aluminum^	5	May-2023	307	299	(8)
LME Primary Aluminum^	92	Jun-2023	5,900	5,544	(356)
LME Primary Aluminum^	9	Jul-2023	536	545	9
LME Zinc^	17	May-2023	1,290	1,245	(45)
LME Zinc^	5	Jul-2023	368	365	(3)
LME Zinc^	62	Sep-2023	4,557	4,513	(44)
LME Zinc^	11	Nov-2023	825	798	(27)
Low Sulphur Gasoil^	5	Sep-2023	399	365	(34)
Low Sulphur Gasoil^	9	Nov-2023	692	651	(41)
Low Sulphur Gasoil^	4	Jul-2023	338	294	(44)
Low Sulphur Gasoil^	18	May-2023	1,452	1,353	(99)
Natural Gas^	31	Jun-2023	843	847	4
Natural Gas^	27	Aug-2023	927	743	(184)
Natural Gas^	27	Jun-2023	1,211	738	(473)
Natural Gas^	81	Apr-2023	2,500	1,795	(705)
Natural Gas^	46	Oct-2023	1,638	1,489	(149)
NY Harbor ULSD^	5	Oct-2023	560	533	(27)
NY Harbor ULSD^	11	Apr-2023	1,276	1,211	(65)
NY Harbor ULSD^	2	Jun-2023	239	215	(24)
NY Harbor ULSD^	21	Apr-2023	2,309	2,311	2
NY Harbor ULSD^	15	Jun-2023	1,574	1,609	35
NY Harbor ULSD^	2	Aug-2023	237	214	(23)
NYMEX Cocoa^	48	May-2023	1,375	1,408	33
NYMEX Cocoa^	82	Jul-2023	2,330	2,373	43
Platinum^	26	Jul-2023	1,280	1,304	24
Silver^	5	Sep-2023	611	614	3
Silver^	5	Jul-2023	554	609	55
Silver^	32	May-2023	3,576	3,865	289
Silver^	10	Dec-2023	1,117	1,243	126
Soybean^	20	May-2023	1,498	1,506	8
Soybean^	58	Jul-2023	4,199	4,279	80
Soybean^	11	May-2023	833	828	(5)
Soybean^	65	Nov-2023	4,439	4,289	(150)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Soybean Meal^	48	May-2023	$2,236	$2,237	$1
Soybean Meal^	10	Jul-2023	406	461	55
Soybean Meal^	17	May-2023	816	792	(24)
Soybean Meal^	49	Dec-2023	2,017	2,057	40
Soybean Oil^	11	May-2023	354	366	12
Soybean Oil^	8	Jul-2023	265	267	2
Soybean Oil^	36	Dec-2023	1,291	1,166	(125)
Soybean Oil^	12	Jul-2023	487	400	(87)
Soybean Oil^	16	May-2023	568	533	(35)
Sugar No. 11^	34	Sep-2023	700	818	118
Sugar No. 11^	225	Apr-2023	4,879	5,607	728
Sugar No. 11^	17	Feb-2024	385	406	21
Sugar No. 11^	17	Jun-2023	344	416	72
U.S. 2-Year Treasury Notes	77	Jun-2023	15,677	15,897	220
U.S. 5-Year Treasury Notes	145	Jun-2023	15,698	15,879	181
Wheat^	19	Dec-2023	731	698	(33)
Wheat^	10	Sep-2023	380	358	(22)
Wheat^	10	Jul-2023	421	352	(69)
Wheat^	73	May-2023	2,580	2,527	(53)
Wheat^	42	May-2023	1,428	1,454	26
WTI Crude Oil^	16	Jun-2023	1,104	1,212	108
WTI Crude Oil^	28	Oct-2023	2,120	2,073	(47)
WTI Crude Oil^	14	Aug-2023	1,091	1,050	(41)
WTI Crude Oil^	14	Jun-2023	1,133	1,060	(73)
WTI Crude Oil^	16	Apr-2023	1,265	1,211	(54)
WTI Crude Oil^	14	Aug-2023	1,015	1,050	35
			195,605	195,687	82
Short Contracts
Corn^	(21)	May-2023	$(666)	$(694)	$(28)
Japanese 10-Year Bond	(12)	Jun-2023	(12,756)	(13,355)	(243)
LME Nickel^	(4)	Jun-2023	(547)	(572)	(25)
LME Primary Aluminum^	(92)	Jun-2024	(6,120)	(5,874)	246
LME Primary Aluminum^	(9)	Jun-2023	(546)	(542)	4
MSCI EAFE Index	(110)	Jun-2023	(10,681)	(11,531)	(850)
Palladium^	(5)	Jun-2023	(777)	(734)	43
S&P 500 Index E-MINI	(113)	Jun-2023	(22,325)	(23,378)	(1,053)
U.S. Ultra Long Treasury Bond	(12)	Jun-2023	(1,620)	(1,694)	(74)
Ultra 10-Year U.S. Treasury Notes	(4)	Jun-2023	(482)	(485)	(3)
			(56,520)	(58,859)	(1,983)
			$139,085	$136,828	$(1,901)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Bank of America	05/11/23	EUR	2,453	USD	2,611	$(60)

A list of the open OTC swap agreements held by the Fund at March 31, 2023 is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	$16	$(5)	$(1)	$(4)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	13	(4)	(1)	(3)

SEI Institutional Managed Trust

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	$13	$(4)	$(2)	$(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	2	(1)	—	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	21	(11)	(2)	(9)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	4	(1)	—	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	1	(2)	—	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	8	(3)	(1)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	34	(7)	(4)	(3)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	1	—	—	—
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(4)	(2)	(2)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	111	(23)	(13)	(10)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	62	(14)	(6)	(8)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	63	(14)	(7)	(7)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	120	(27)	(12)	(15)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	109	(24)	(9)	(15)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	8	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	17	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	36	(8)	(4)	(4)
						$(173)	$(73)	$(100)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY. S39V1.5Y	5.00%	Quarterly	12/20/2027	$9,870	$(116)	$104	$(220)
CDX.NA.HY. S40V1.5Y	5.00%	Quarterly	06/20/2028	9,870	(154)	(22)	(132)
Malaysia	1.00%	Quarterly	06/20/2028	39,000	(506)	(266)	(240)
					$(776)	$(184)	$(592)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY. S39V1.5Y	5.00%	Quarterly	12/20/2027	$9,870	$115	$(19)	$134

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.8%	SOFR%	Annually	04/21/2025	USD	2,760	$123	$147	$(24)
2.28%	SOFR%	Annually	05/18/2025	USD	2,820	101	126	(25)
2.51%	SOFR%	Annually	06/09/2025	USD	1,710	53	69	(16)
1.92%	SOFR%	Annually	08/04/2025	USD	2,717	122	147	(25)
1.33%	SOFR%	Annually	10/25/2026	USD	6,110	460	531	(71)
1.455%	SOFR%	Annually	11/08/2026	USD	1,490	76	142	(66)
1.4725%	SOFR%	Annually	11/09/2026	USD	1,490	76	142	(66)
2.21%	SOFR%	Annually	04/04/2027	USD	10,400	501	637	(136)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Inflation Managed Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.316%	SOFR%	Annually	06/05/2027	USD	15,800	$1,929	$2,124	$(195)
1.98%	SOFR%	Annually	07/12/2027	USD	1,075	63	77	(14)
1.965%	SOFR%	Annually	06/04/2029	USD	4,220	312	374	(62)
1.27%	SOFR%	Annually	09/27/2029	USD	2,230	260	292	(32)
1.3945%	SOFR%	Annually	05/21/2031	USD	18,720	2,329	3,017	(688)
2.4%	SOFR%	Annually	11/10/2035	USD	1,190	100	116	(16)
USD @ 3.146%	USD CPI%	Annually	01/15/2027	USD	6,000	761	–	761
						$7,266	$7,941	$(675)

A list of the open reverse repurchase agreements held by the Fund at March 31, 2023 is as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(10,969)	Chase Securities	4.63%	$(10,969)
(13,587)	Chase Securities	4.62%	(13,587)
(107,638)	Chase Securities	4.37%	(107,638)
			$(132,194)

Percentages are based on Net Assets of $742,952 ($ Thousands).
^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2023.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $80,584 ($ Thousands), representing 10.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	475,346	–	475,346
Common Stock	225,276	–	–	225,276
Corporate Obligations	–	72,544	–	72,544
Asset-Backed Securities	–	31,748	–	31,748
Mortgage-Backed Securities	–	28,429	–	28,429
U.S. Government Agency Obligations	–	21,036	–	21,036
Municipal Bonds	–	1,165	–	1,165
Sovereign Debt	–	954	–	954
Rights	– (1)	–	–	–
Purchased Options	71	–	–	71
Total Investments in Securities	225,347	631,222	–	856,569
Securities Sold Short
Common Stock	(101,938)	–	–	(101,938)
Total Securities Sold Short	(101,938)	–	–	(101,938)

(1) This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(36)	–	–	(36)
Futures Contracts*
Unrealized Appreciation	4,261	–	–	4,261
Unrealized Depreciation	(6,162)	–	–	(6,162)
Forward Contracts*
Unrealized Depreciation	–	(60)	–	(60)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(100)	–	(100)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	134	–	134
Unrealized Depreciation	–	(592)	–	(592)
Interest Rate Swaps*
Unrealized Appreciation	–	761	–	761
Unrealized Depreciation	–	(1,436)	–	(1,436)
Reverse Repurchase Agreements	–	(132,194)	–	(132,194)
Total Other Financial Instruments	(1,937)	(133,487)	–	(135,424)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Capital Stability Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 33.4%
Communication Services — 3.4%
AT&T
5.095%, 05/16/2023 (A)(B)	$9,750	$9,683
Rogers Communications
11.537%, 05/25/2023 (A)(B)	11,500	11,405

		21,088

Consumer Discretionary — 4.5%
American Honda Finance
5.143%, 05/08/2023 (B)	7,250	7,209
4.933%, 04/24/2023 (B)	4,450	4,434
Canadian Tire
5.041%, 04/12/2023 (B)	1,650	1,647
Harley-Davidson Financial Services
5.525%, 05/04/2023 (A)(B)	4,000	3,979
5.470%, 04/14/2023 (A)(B)	7,500	7,485
Parker-Hannifin
5.071%, 06/01/2023 (A)(B)	2,250	2,229
5.002%, 05/23/2023 (A)(B)	1,500	1,489

		28,472

Consumer Staples — 3.5%
Constellation Brands
5.958%, 04/18/2023 (A)(B)	10,000	9,972
Walgreens Boots Alliance
5.155%, 04/03/2023 (A)(B)	11,750	11,745

		21,717

Energy — 3.6%
Sempra Energy
5.764%, 04/26/2023 (A)(B)	11,500	11,456
Suncor Energy
5.115%, 04/13/2023 (A)(B)	6,250	6,239
Targa Resources
5.836%, 05/05/2023 (A)(B)	5,250	5,223

		22,918

Financials — 3.9%
BAT International Finance
5.496%, 05/22/2023 (A)(B)	6,700	6,648
General Motors Financial
5.151%, 05/04/2023 (A)(B)	8,850	8,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
National Australia Bank
5.050%, 06/01/2023 (A)(B)	$4,250	$4,213
Southern California Edison
5.411%, 04/06/2023 (A)(B)	5,000	4,996

		24,659

Information Technology — 5.2%
Fidelity National Information Services
5.080%, 04/10/2023 (A)(B)	9,750	9,736
Jabil
5.430%, 04/03/2023 (A)(B)	11,300	11,295
Oracle
5.589%, 05/05/2023 (A)(B)	11,500	11,445

		32,476

Materials — 1.5%
FMC
5.930%, 04/24/2023 (A)(B)	9,350	9,316

Real Esate — 0.8%
Crown Castle
5.479%, 04/11/2023 (A)(B)	5,250	5,241

Utilities — 7.0%
AES
5.553%, 04/03/2023 (B)	6,200	6,197
Brookfield Infrastructure Holdings Canada
5.317%, 04/13/2023 (B)	11,750	11,728
Edison International
5.335%, 05/15/2023 (A)(B)	10,550	10,482
Electricite de France
5.296%, 04/19/2023 (A)(B)	5,400	5,385
WGL Holdings
12.963%, 04/18/2023 (A)(B)	10,000	9,975

		43,767

Total Commercial Paper
(Cost $209,672) ($ Thousands)		209,654

	Shares
EXCHANGE TRADED FUNDS — 6.4%

iShares Core S&P 500 ETF	42,126	17,317
Vanguard Intermediate-Term Corporate Bond ETF	56,544	4,536
Vanguard Long-Term Corporate Bond ETF	12,545	1,000
Vanguard Mortgage-Backed Securities ETF	1	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard S&P 500 ETF	45,998	$17,299

Total Exchange Traded Funds
(Cost $27,649) ($ Thousands)		40,152

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$659	759
3.625%, 04/15/2028	493	551
3.375%, 04/15/2032	110	130
2.500%, 01/15/2029	405	433
2.375%, 01/15/2025	821	831
2.375%, 01/15/2027	385	399
2.125%, 02/15/2040	216	238
2.125%, 02/15/2041	342	377
2.000%, 01/15/2026	199	202
1.750%, 01/15/2028	539	551
1.625%, 10/15/2027	331	338
1.500%, 02/15/2053	226	229
1.375%, 02/15/2044	587	568
1.125%, 01/15/2033	881	879
1.000%, 02/15/2046	317	283
1.000%, 02/15/2048	291	259
1.000%, 02/15/2049	258	230
0.875%, 01/15/2029	680	668
0.875%, 02/15/2047	387	335
0.750%, 07/15/2028	827	811
0.750%, 02/15/2042	426	372
0.750%, 02/15/2045	630	536
0.625%, 01/15/2026	807	789
0.625%, 07/15/2032	1,177	1,125
0.625%, 02/15/2043	424	358
0.500%, 04/15/2024	367	361
0.500%, 01/15/2028	1,121	1,081
0.375%, 07/15/2025	1,082	1,058
0.375%, 01/15/2027	937	903
0.375%, 07/15/2027	926	894
0.250%, 01/15/2025	1,255	1,224
0.250%, 07/15/2029	916	868
0.250%, 02/15/2050	409	296
0.125%, 07/15/2024	650	637
0.125%, 10/15/2024	1,196	1,168
0.125%, 04/15/2025	1,129	1,094
0.125%, 10/15/2025	434	421
0.125%, 10/15/2025	661	641
0.125%, 04/15/2026	790	758
0.125%, 07/15/2026	756	728
0.125%, 10/15/2026	942	904
0.125%, 04/15/2027	923	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2030	$940	$876
0.125%, 07/15/2030	1,075	1,000
0.125%, 01/15/2031	1,225	1,132
0.125%, 07/15/2031	1,161	1,069
0.125%, 01/15/2032	1,167	1,066
0.125%, 02/15/2051	412	285
0.125%, 02/15/2052	471	326

Total U.S. Treasury Obligations
(Cost $31,878) ($ Thousands)		31,920

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FHLB
4.500%, 03/10/2028	7,260	7,494
FNMA DN
0.000%, 04/03/2023(C)	11,600	11,600

Total U.S. Government Agency Obligations
(Cost $19,066) ($ Thousands)		19,094

	Shares
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $298) ($ Thousands)		13

Total Investments in Securities — 47.9%
(Cost $288,563) ($ Thousands)		$300,833

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $224) ($ Thousands)		$(5)

SEI Institutional Managed Trust

A list of open exchange traded options held by the Fund at March 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
SPX US 04/21/23 P3800	20	$7,600	$3,800.00	4/22/2023	$13
SPX US 06/16/23 P400	173	6,920	400.00	6/17/2023	–

Total Purchased Options		$14,520			$13
WRITTEN OPTIONS — (0.0)%
Put Options
SPX US 04/21/23 P3620	(20)	$(7,240)	3,620.00	04/22/2023	$(5)
SPY US 06/16/23 P380	(173)	(6,574)	380.00	06/17/2023	–

		(13,814)			(5)

Call Options
SPY US 06/16/23 C432	(173)	(7,474)	432.00	06/17/2023	–

Total Written Options		$(21,288)			$(5)

†Represents cost.

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	13	Apr-2023	$2,070	$2,137	$46
Australian 3-Year Bond	39	Jun-2023	2,829	2,842	(2)
CAC40 10 Euro Index	17	Apr-2023	1,289	1,355	47
Canadian 10-Year Bond	99	Jun-2023	8,952	9,229	253
DAX Index	4	Jun-2023	1,655	1,716	41
Euro STOXX 50	7	Jun-2023	309	324	11
Euro-OAT	1	Jun-2023	133	142	5
FTSE 100 Index	7	Jun-2023	648	661	9
IBEX	3	Apr-2023	294	300	2
Long Gilt 10-Year Bond	31	Jun-2023	3,786	3,961	77
MSCI EAFE Index	114	Jun-2023	11,613	11,950	337
MSCI Emerging Markets	228	Jun-2023	10,957	11,349	392
NASDAQ 100 Index E-MINI	4	Jun-2023	1,007	1,064	57
Nikkei 225 Index	4	Jun-2023	560	565	5
Nikkei 225 Index	343	Jun-2023	7,006	7,227	76
OMX Stockholm 30	112	Apr-2023	2,272	2,394	97
S&P 500 Index E-MINI	60	Jun-2023	11,788	12,413	625
S&P Mid Cap 400 Index E-MINI	10	Jun-2023	2,446	2,530	84
S&P TSX 60 Index	21	Jun-2023	3,616	3,753	96
SPI 200 Index	11	Jun-2023	1,287	1,325	24
U.S. 2-Year Treasury Note	27	Jun-2023	5,544	5,574	30
U.S. 5-Year Treasury Note	278	Jun-2023	30,089	30,443	354
U.S. 10-Year Treasury Note	221	Jun-2023	24,986	25,398	412
U.S. Long Treasury Bond	14	Jun-2023	1,793	1,836	43
U.S. Ultra Long Treasury Bond	3	Jun-2023	409	423	15
			137,338	140,911	3,136
Short Contracts
MSCI Singapore Index	(12)	Apr-2023	$(271)	$(276)	$(5)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	(51)	Jun-2023	$(9,917)	$(10,551)	$(634)
S&P TSX 60 Index	(1)	Jun-2023	(167)	(179)	(8)
SPI 200 Index	(9)	Jun-2023	(1,052)	(1,084)	(25)
			(11,407)	(12,090)	(672)
			$125,931	$128,821	$2,464

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/04/23	USD	569	BRL	2,940	$10
Bank of America	04/21/23	USD	1,483	NOK	14,748	(73)
Bank of America	04/27/23	USD	797	PHP	43,936	13
Bank of America	05/11/23	EUR	651	USD	693	(16)
Bank of America	05/17/23	USD	179	CLP	145,850	4
Bank of America	05/24/23	GBP	1,766	USD	2,163	(23)
Barclays PLC	04/26/23	USD	766	KRW	945,323	(40)
Barclays PLC	04/26/23	KRW	560,798	USD	440	9
Barclays PLC	04/27/23	PHP	83,719	USD	1,517	(26)
Barclays PLC	05/03/23	USD	563	BRL	2,940	14
Barclays PLC	05/24/23	USD	1,595	CHF	1,482	37
BNP Paribas	04/13/23	USD	771	IDR	11,673,468	9
Brown Brothers Harriman	04/13/23	AUD	1,015	USD	713	32
Brown Brothers Harriman	04/13/23	USD	500	AUD	753	5
Brown Brothers Harriman	04/13/23	USD	2,450	AUD	3,540	(78)
Brown Brothers Harriman	04/20/23	USD	93	CNH	638	—
Brown Brothers Harriman	04/20/23	USD	774	ZAR	14,053	17
Brown Brothers Harriman	04/20/23	CNH	825	USD	119	(2)
Brown Brothers Harriman	04/20/23	USD	1,208	CNY	8,333	8
Brown Brothers Harriman	04/20/23	USD	973	NZD	1,572	10
Brown Brothers Harriman	04/20/23	USD	485	NZD	751	(15)
Brown Brothers Harriman	04/20/23	NZD	1,912	USD	1,217	21
Brown Brothers Harriman	04/20/23	NZD	791	USD	492	(3)
Brown Brothers Harriman	04/20/23	CNY	5,570	USD	815	2
Brown Brothers Harriman	04/20/23	ZAR	14,079	USD	777	(15)
Brown Brothers Harriman	04/21/23	USD	1,040	SEK	10,914	15
Brown Brothers Harriman	04/21/23	USD	982	SEK	10,147	(2)
Brown Brothers Harriman	04/21/23	SEK	20,923	USD	2,013	(8)
Brown Brothers Harriman	04/21/23	NOK	22,803	USD	2,251	71
Brown Brothers Harriman	04/27/23	USD	359	CZK	7,898	6
Brown Brothers Harriman	04/27/23	USD	752	HUF	272,569	20
Brown Brothers Harriman	04/27/23	USD	1,043	THB	35,602	1
Brown Brothers Harriman	04/27/23	PLN	7,131	USD	1,633	(21)
Brown Brothers Harriman	04/27/23	CZK	21,755	USD	987	(19)
Brown Brothers Harriman	04/27/23	THB	80,093	USD	2,347	(3)
Brown Brothers Harriman	04/27/23	HUF	218,681	USD	599	(20)
Brown Brothers Harriman	04/28/23	USD	1,818	JPY	236,858	(30)
Brown Brothers Harriman	04/28/23	JPY	2,692,824	USD	20,739	411
Brown Brothers Harriman	04/28/23	JPY	77,681	USD	584	(3)

SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	05/11/23	EUR	420	USD	458	$1
Brown Brothers Harriman	05/11/23	EUR	884	USD	944	(19)
Brown Brothers Harriman	05/24/23	USD	471	CHF	430	3
Brown Brothers Harriman	05/24/23	GBP	506	USD	625	(1)
Brown Brothers Harriman	05/24/23	USD	760	GBP	618	5
Brown Brothers Harriman	05/25/23	MXN	15,184	USD	792	(40)
Citigroup	04/28/23	JPY	7,705,007	USD	59,325	1,158
Deutsche Bank	04/13/23	USD	543	AUD	787	(16)
Deutsche Bank	04/13/23	USD	3,871	IDR	59,129,431	77
Deutsche Bank	04/20/23	CNH	8,228	USD	1,183	(17)
Deutsche Bank	04/27/23	CZK	10,892	USD	495	(8)
Deutsche Bank	05/17/23	USD	1,308	COP	6,333,231	39
Deutsche Bank	05/17/23	COP	5,650,751	USD	1,167	(34)
Deutsche Bank	05/25/23	USD	2,400	MXN	45,368	86
Goldman Sachs	04/04/23	USD	482	BRL	2,514	13
Goldman Sachs	04/13/23	USD	109	IDR	1,632,730	—
Goldman Sachs	04/13/23	AUD	1,061	USD	715	4
Goldman Sachs	04/13/23	IDR	11,673,468	USD	755	(24)
Goldman Sachs	04/20/23	USD	617	NZD	983	(2)
Goldman Sachs	04/20/23	CNH	7,755	USD	1,141	10
Goldman Sachs	04/21/23	USD	1,443	SEK	15,007	7
Goldman Sachs	04/21/23	USD	1,083	NOK	11,603	26
Goldman Sachs	04/21/23	USD	1,254	NOK	13,001	(11)
Goldman Sachs	04/21/23	SEK	6,057	USD	582	(3)
Goldman Sachs	04/21/23	NOK	6,421	USD	626	12
Goldman Sachs	04/21/23	NOK	7,197	USD	686	(2)
Goldman Sachs	04/26/23	USD	324	KRW	399,563	(17)
Goldman Sachs	04/26/23	KRW	1,454,935	USD	1,136	17
Goldman Sachs	04/27/23	USD	1,482	HUF	541,653	52
Goldman Sachs	04/27/23	USD	1,738	PHP	95,296	18
Goldman Sachs	04/27/23	PHP	68,893	USD	1,248	(22)
Goldman Sachs	04/28/23	USD	674	JPY	90,893	12
Goldman Sachs	04/28/23	JPY	102,560	USD	759	(15)
Goldman Sachs	05/17/23	USD	302	PEN	1,141	—
Goldman Sachs	05/24/23	USD	665	CHF	604	—
Goldman Sachs	05/24/23	CHF	3,228	USD	3,489	(67)
Goldman Sachs	06/09/23	CAD	2,214	USD	1,623	(15)
Goldman Sachs	06/09/23	USD	3,904	CAD	5,324	35
Goldman Sachs	06/22/23	USD	1,188	INR	98,123	—
Goldman Sachs	06/22/23	USD	1,181	INR	97,413	(1)
Goldman Sachs	06/22/23	MYR	4,197	USD	943	(19)
Goldman Sachs	06/22/23	INR	98,317	USD	1,190	—
HSBC	04/28/23	USD	75,551	JPY	10,190,099	1,376
JPMorgan Chase Bank	04/13/23	IDR	4,181,814	USD	279	(1)
JPMorgan Chase Bank	04/20/23	USD	811	NZD	1,257	(25)
JPMorgan Chase Bank	04/20/23	USD	815	NZD	1,305	1
JPMorgan Chase Bank	04/21/23	SEK	12,026	USD	1,150	(11)
JPMorgan Chase Bank	04/26/23	KRW	133,467	USD	102	(1)
JPMorgan Chase Bank	04/27/23	PHP	28,138	USD	518	(1)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/28/23	USD	576	JPY	76,466	$2
JPMorgan Chase Bank	06/15/23	USD	795	TWD	24,043	—
JPMorgan Chase Bank	06/15/23	TWD	14,693	USD	486	—
JPMorgan Chase Bank	06/22/23	USD	573	INR	47,452	1
Merrill Lynch	04/04/23	BRL	2,514	USD	478	(17)
Merrill Lynch	04/13/23	USD	611	IDR	9,174,494	2
Merrill Lynch	04/13/23	AUD	759	USD	508	—
Merrill Lynch	04/13/23	IDR	25,244,764	USD	1,667	(19)
Merrill Lynch	04/21/23	SEK	22,419	USD	2,145	(20)
Merrill Lynch	04/26/23	USD	421	KRW	516,839	(23)
Merrill Lynch	04/26/23	KRW	610,963	USD	485	16
Merrill Lynch	04/27/23	USD	332	PHP	18,382	7
Merrill Lynch	04/27/23	PHP	80,412	USD	1,465	(17)
Merrill Lynch	04/28/23	USD	1,050	JPY	136,543	(20)
Merrill Lynch	04/28/23	JPY	124,326	USD	946	7
Merrill Lynch	05/11/23	USD	2,876	EUR	2,702	65
Merrill Lynch	05/17/23	PEN	11,736	USD	3,077	(35)
Merrill Lynch	05/17/23	CLP	1,061,579	USD	1,306	(30)
Merrill Lynch	05/24/23	GBP	589	USD	726	(3)
Merrill Lynch	05/24/23	USD	2,176	GBP	1,777	23
Merrill Lynch	06/15/23	USD	610	TWD	18,604	5
Merrill Lynch	06/15/23	USD	163	TWD	4,882	(2)
Morgan Stanley	04/13/23	USD	967	AUD	1,383	(41)
Morgan Stanley	04/13/23	IDR	40,510,077	USD	2,693	(13)
Morgan Stanley	04/21/23	USD	532	SEK	5,559	5
Morgan Stanley	06/22/23	USD	638	MYR	2,842	13
Morgan Stanley	06/22/23	MYR	1,598	USD	359	(7)
Morgan Stanley	07/12/23	USD	2,686	IDR	40,457,080	18
						$2,815

A list of the open OTC swap agreements held by the Fund at March 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	SWISS MKT IDX FUTURE	SWISS MKT IDX FUTURE	Morgan Stanley	Annually	06/16/2023	CHF	210	$11	$–	$11
								$11	$–	$11

SEI Institutional Managed Trust

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S39V1-5Y	147.886%	Quarterly	12/20/2027	$5,540	$51	$116	$(65)
CDX.NA.IG.S39V1-5Y	77.378%	Quarterly	12/20/2027	4,420	35	53	(18)
ITRAXX.XOVER.S38V1-5Y	61.935%	Quarterly	12/20/2027	790	31	25	6
					$117	$194	$(77)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	3.5505%	Quarterly	08/03/2032	NZD	830	$(29)	$–	$(29)
3-MONTH NZD - BKBM	4.216%	Quarterly	02/01/2033	NZD	950	(1)	–	(1)
6-MONTH AUD - BBSW	4.143%	Semi-Annually	01/30/2033	AUD	830	20	–	20
3-MONTH NZD - BKBM	4.255%	Quarterly	01/25/2033	NZD	2,860	24	–	24
6-MONTH AUD - BBSW	4.022%	Semi-Annually	01/24/2033	AUD	3,040	52	–	52
2.641%	3-MONTH NZD - BKBM	Quarterly	12/19/2032	NZD	310	5	–	5
4.045%	6-MONTH AUD - BBSW	Semi-Annually	12/16/2032	AUD	380	6	–	6
3-MONTH NZD - BKBM	4.222%	Quarterly	12/06/2032	NZD	420	1	–	1
6-MONTH AUD - BBSW	3.941%	Semi-Annually	12/05/2032	AUD	440	3	–	3
4.385%	3-MONTH NZD - BKBM	Quarterly	12/01/2032	NZD	–	2	–	2
2.074%	6-MONTH AUD - BBSW	Semi-Annually	11/30/2032	AUD	600	10	–	10
3-MONTH NZD - BKBM	4.43%	Quarterly	11/22/2032	NZD	440	5	–	5
6-MONTH AUD - BBSW	4.255%	Semi-Annually	11/21/2032	AUD	420	11	–	11
3-MONTH NZD - BKBM	4.7725%	Quarterly	11/04/2032	NZD	340	8	–	8
6-MONTH AUD - BBSW	4.66%	Semi-Annually	11/03/2032	AUD	460	20	–	20
AUD @ 3.745%	AUD BBSW 6M	Semi-Annually	08/18/2032	AUD	800	(4)	–	(4)
6-MONTH AUD - BBSW	4.07%	Semi-Annually	03/17/2033	AUD	1,100	(26)	–	(26)
3-MONTH NZD - BKBM	4.351%	Quarterly	03/20/2033	NZD	920	17	–	17
						$124	$–	$124

Percentages are based on Net Assets of $627,439 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $178,439 ($ Thousands), representing 28.4% of the Net Assets of the Fund.

(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	209,654	–	209,654
Exchange Traded Funds	40,152	–	–	40,152
U.S. Treasury Obligations	–	31,920	–	31,920
U.S. Government Agency Obligations	–	19,094	–	19,094
Purchased Options	13	–	–	13
Total Investments in Securities	40,165	260,668	–	300,833

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(5)	–	–	(5)
Futures Contracts*

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Appreciation	3,138	–	–	3,138
Unrealized Depreciation	(674)	–	–	(674)
Forward Contracts*
Unrealized Appreciation	–	3,831	–	3,831
Unrealized Depreciation	–	(1,016)	–	(1,016)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	11	–	11
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	6	–	6
Unrealized Depreciation	–	(83)	–	(83)
Interest Rate Swaps*
Unrealized Appreciation	–	184	–	184
Unrealized Depreciation	–	(60)	–	(60)
Total Other Financial Instruments	2,459	2,873	–	5,332

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Multi-Asset Capital Stability Fund (Concluded)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

(Unaudited)

Portfolio Abbreviations
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BAM — Build America Mutual Assurance Corp.
BBSW — Bank Bill Swap Rate
BKBM — Bank Bill Market Rate
BPS — Basis Points
BZDIOVRA — Overnight Brazil CETIP - Interbank Rate
CD — Certificate of Deposit
CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GICS — Global Industry Classification Standard
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MTN — Medium Term Note
MXN-TIIE — Mexican Interbank TIIE 28-Day
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint Stock Company
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MYR — Malaysian Ringgit
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	Large Cap Fund		Large Cap Value Fund
Assets:
Investments, at value †	$1,678,527	*	$1,310,986	*
Affiliated investments, at value ††	30,441		17,354
Cash and cash equivalents	1,685		2,374
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	822		643
Foreign currency, at value †††	–		–
Receivable for fund shares sold	781		156
Receivable for investment securities sold	2,045		9,472
Dividends and interest receivable	1,817		2,555
Receivable for Variation Margin on Futures Contracts	216		180
Foreign tax reclaim receivable	48		221
Prepaid expenses	47		38
Total Assets	1,716,429		1,343,979
Liabilities:
Payable upon return on securities loaned	14,990		4,913
Payable for investment securities purchased	2,057		9,418
Payable for fund shares redeemed	1,082		702
Administration fees payable	352		318
Shareholder servicing fees payable Class F	337		240
Shareholder servicing fees payable Class I	–		–
Due to custodian	–		–
Investment advisory fees payable	509		363
Trustees fees payable	1		1
Administration servicing fees payable Class I	–		–
Printing Fee Payable	–		–
Accrued expense payable	202		162
Total Liabilities	19,530		16,117
Net Assets	$1,696,899		$1,327,862
† Cost of investments and repurchase agreements	$1,131,361		$964,814
†† Cost of affiliated investments	30,439		17,355
††† Cost of foreign currency	–		–
* Includes market value of securities on loan	13,769		3,544

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund	Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$1,381,897	$1,013,880	*	$3,866,814	*	$806,112	*	$530,066	*	$350,738	*	$317,171	*	$789,931
14,392	9,007		39,946		3,715		8,906		7,673		7,007		14,121
–	–		–		–		9		–		–		–
–	–		–		–		–		–		–		–
582	570		466		235		–		–		–		–
–	–		125		–		–		–		–		–
171	1,099		1,250		1,327		269		85		74		421
3,666	580		–		–		3,731		437		1,706		198
262	768		3,903		580		425		622		117		879
150	149		121		61		–		–		–		–
1	–		294		10		–		–		1		–
37	27		108		22		16		11		9		23
1,401,158	1,026,080		3,913,027		812,062		543,422		359,566		326,085		805,573

11	1,127		17,173		56		1,986		2,393		2,117		366
3,677	–		–		–		4,271		233		1,727		–
916	908		1,665		488		261		207		305		324
328	85		687		94		131		88		79		195
246	84		696		33		109		63		59		130
–	–		–		2		–		–		–		–
1	–		1		36		–		454		290		–
373	17		1,289		13		263		174		146		389
1	–		2		–		–		–		–		–
–	–		–		2		–		–		–		–
–	–		–		–		–		–		–		62
160	252		462		132		68		48		40		39
5,713	2,473		21,975		856		7,089		3,660		4,763		1,505
$1,395,445	$1,023,607		$3,891,052		$811,206		$536,333		$355,906		$321,322		$804,068
$721,542	$741,964		$1,336,771		$223,398		$460,018		$299,283		$286,751		$484,804
14,392	9,015		39,946		3,715		8,906		7,671		7,011		14,114
–	–		129		–		–		–		–		–
–	1,141		16,856		56		2,083		2,366		2,259		–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,139,313		$974,992
Total distributable earnings/(loss)	557,586		352,870
Net Assets	$1,696,899		$1,327,862
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.30		$24.29
	($1,643,725,131 ÷ 123,606,090 shares	)	($1,158,884,944 ÷ 47,701,609 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$24.33
			($1,901,382 ÷ 78,138 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.31		$24.29
	($53,173,551 ÷ 3,994,652 shares	)	($167,075,483 ÷ 6,878,033 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$763,743		$777,866		$1,293,249		$205,694		$473,293		$308,603		$323,744		$487,529
631,702		245,741		2,597,803		605,512		63,040		47,303		(2,422)		316,539
$1,395,445		$1,023,607		$3,891,052		$811,206		$536,333		$355,906		$321,322		$804,068
$37.17		$14.39		$31.20		$75.97		$11.82		$21.94		$29.55		$22.67
($1,206,579,799 ÷ 32,463,124 shares	)	($1,023,606,911 ÷ 71,121,444 shares	)	($3,391,955,154 ÷ 108,723,330 shares	)	($804,464,685 ÷ 10,589,905 shares	)	($513,175,529 ÷ 43,416,056 shares	)	($295,560,899 ÷ 13,468,527 shares	)	($284,233,845 ÷ 9,618,261 shares	)	($701,534,785 ÷ 30,947,035 shares	)
$35.57		N/A		N/A		$76.56		N/A		$21.70		$27.35		N/A
($2,485,635 ÷ 69,882 shares	)					($6,741,628 ÷ 88,054 shares	)			($666,359 ÷ 30,710 shares	)	($673,767 ÷ 24,633 shares	)
$37.39		N/A		$31.21		N/A		$11.97		$21.96		$30.21		$22.72
($186,380,067 ÷ 4,984,928 shares	)			($499,097,233 ÷ 15,990,401 shares	)			($23,157,600 ÷ 1,934,071 shares	)	($59,679,129 ÷ 2,717,852 shares	)	($36,414,481 ÷ 1,205,348 shares	)	($102,532,816 ÷ 4,513,487 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$73,187	$796,323	*
Affiliated investments, at value ††	452	20,732
Repurchase agreements†	–	–
Cash and cash equivalents	1	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	–	403
Foreign currency, at value †††	–	1,368
Receivable for fund shares sold	22	211
Receivable for investment securities sold	654	–
Dividends and interest receivable	85	1,296
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	–	104
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	1	9
Prepaid expenses	2	24
Total Assets	74,404	820,470
Liabilities:
Payable for investment securities purchased	43	–
Payable for fund shares redeemed	33	574
Administration fees payable	19	158
Shareholder servicing fees payable Class F	15	131
Payable upon return on securities loaned	–	4,623
Income distribution payable	–	–
Options written, at value ^^	–	–
Due to custodian	–	253
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	25	264
Trustees fees payable	–	–
Interest payable	–	–
Administration servicing fees payable Class I	–	–
Unfunded commitments on loan participations	–	–
Accrued expense payable	10	103
Total Liabilities	145	6,106
Net Assets	$74,259	$814,364
† Cost of investments and repurchase agreements	$70,284	$681,826
†† Cost of affiliated investments	452	20,732
††† Cost of foreign currency	–	1,361
^^ Premiums received from written options and swaptions	–	–
* Includes market value of securities on loan	–	4,561

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund	Core Fixed Income Fund		High Yield Bond Fund	Conservative Income Fund

$825,684	*	$859,165	*	$318,823	*	$71,717	$3,849,436	*	$1,206,328	$290,455
19,662		20,303		21,850		864	247,167		24,577	79
–		–		–		–	–		–	126,700
3,072		–		1,861		–	–		879	–
–		–		–		–	5,966		–	–
–		–		–		–	–		–	–
224		347		217		–	7,308		–	–
1,997		128		941		–	5,299		2	–
188		557		367		18	1,293		521	474
9,932		–		–		52	303,049		13,045	–
2,213		1,041		1,737		276	19,714		18,636	705
641		–		–		–	662		–	–
36		–		–		–	3		–	–
43		90		21		–	1,524		–	–
–		–		–		–	255		–	–
3,676		11		2,878		–	745		86	–
24		26		9		2	100		36	10
867,392		881,668		348,704		72,929	4,442,521		1,264,110	418,423

–		–		–		115	730,724		11,240	–
847		510		249		57	2,841		1,299	469
200		209		120		18	504		192	38
150		158		56		12	659		227	33
11,918		4,193		17,519		4	41,828		1	–
–		6		–		–	829		931	302
–		–		–		–	1,336		–	–
–		–		–		–	73,406		–	28
–		–		–		–	617		–	–
1		–		–		–	684		–	–
3,441		–		–		–	912		–	–
383		317		102		34	600		434	21
–		1		–		–	2		1	–
–		–		–		–	–		28	–
–		–		–		–	1		–	–
–		–		–		–	10		–	–
131		111		43		10	640		235	45
17,071		5,505		18,089		250	855,593		14,588	936
$850,321		$876,163		$330,615		$72,679	$3,586,928		$1,249,522	$417,487
$780,748		$378,348		$264,811		$60,758	$4,117,565		$1,334,248	$417,201
19,658		20,304		21,847		864	247,110		24,577	79
1,993		129		939		–	5,316		3	–
–		–		–		–	(1,675)		–	–
11,141		4,085		16,590		–	41,058		–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$74,724		$646,063
Total distributable earnings/(loss)	(465)		168,301
Net Assets	$74,259		$814,364
Net Asset Value, Offering and Redemption Price Per Share — Class F	$25.36		$15.35
	($69,772,231 ÷ 2,751,671 shares	)	($635,079,553 ÷ 41,375,941 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$25.29		$15.34
	($351,251 ÷ 13,888 shares	)	($558,829 ÷ 36,421 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$25.37		$15.35
	($4,135,564 ÷ 163,001 shares	)	($178,725,694 ÷ 11,642,423 shares	)

(1) Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund

$802,004		$346,541		$333,643		$63,639		$4,258,699		$1,759,781		$417,408
48,317		529,622		(3,028)		9,040		(671,771)		(510,259)		79
$850,321		$876,163		$330,615		$72,679		$3,586,928		$1,249,522		$417,487
$9.75		$19.28		$10.18		$13.81		$9.70		$5.45		$10.00
($726,065,879 ÷ 74,464,631 shares	)	($766,504,097 ÷ 39,747,167 shares	)	($272,927,474 ÷ 26,802,437 shares	)	($58,568,039 ÷ 4,240,400 shares	)	($3,158,856,617 ÷ 325,624,094 shares	)	($1,083,536,322 ÷ 198,797,458 shares	)	($405,493,784 ÷ 40,543,215 shares	)
$9.46		N/A		N/A		$13.77		$9.69		$5.23		N/A
($469,881 ÷ 49,652 shares	)					($174,901 ÷ 12,698 shares	)	($3,020,267 ÷ 311,841 shares	)	$(3,443 ÷ 659 shares	)(1)
$9.77		$19.29		$10.18		$13.82		$9.71		$5.45		$10.01
($123,785,121 ÷ 12,667,176 shares	)	($109,659,287 ÷ 5,685,228 shares	)	($57,687,481 ÷ 5,664,368 shares	)	($13,936,511 ÷ 1,008,171 shares	)	($425,051,311 ÷ 43,785,469 shares	)	($165,982,508 ÷ 30,457,266 shares	)	($11,993,020 ÷ 1,197,977 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$160,767
Affiliated investments, at value ††	–
Cash and cash equivalents	50
Due from Broker	–
Cash pledged as collateral on centrally cleared swap contracts	–
Cash pledged as collateral on OTC swap contracts	–
Cash pledged as collateral on futures contracts	–
Foreign currency, at value †††	–
Receivable for fund shares sold	41
Receivable for investment securities sold	–
Dividends and interest receivable	1,086
Unrealized gain on forward foreign currency contracts	–
OTC Swap contracts, at value ††††	–
Receivable for Variation Margin on Futures Contracts	–
Receivable for Variation Margin on Swap Contracts	–
Foreign tax reclaim receivable	–
Prepaid expenses	5
Total Assets	161,949
Liabilities:
Payable for fund shares redeemed	231
Income distribution payable	71
Administration fees payable	15
Shareholder servicing fees payable Class F	13
Payable for securities sold short@	–
Payable for investment securities purchased	–
OTC Swap contracts, at value ††††	–
Options written, at value ^^	–
Due to broker	–
Reverse repurchase agreements	–
Deposits from counterparty	–
Payable for Variation Margin on Swap Contracts	–
Payable for Variation Margin on Futures Contracts	–
Unrealized loss on foreign currency spot contracts	–
Unrealized loss on forward foreign currency contracts	–
Investment advisory fees payable	8
Trustees fees payable	–
Interest payable	–
Accrued expense payable	26
Total Liabilities	364
Net Assets	$161,585
† Cost of investments and repurchase agreements	$160,786
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
^^ Premiums received from written options and swaptions	–
@Proceeds from securities sold short	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$223,056	$568,235	$255,985	$1,358,517	$670,257	$856,569	$300,833
148	9,276	103,022	–	–	–	–
–	94,928	66,883	643,795	12,064	109,580	311,589
–	–	334	–	–	–	–
–	5,678	1,572	–	1,984	1,929	1,101
–	–	–	–	2,897	–	–
–	6,097	348	54,649	2,965	8,316	5,409
–	–	809	2,318	1,352	–	890
73	429	177	1,156	243	828	210
796	–	25,091	–	2,478	2,740	5,684
367	426	1,915	1,218	8,021	2,112	88
–	–	371	5,012	1,027	–	3,831
–	–	80	1,086	–	–	11
–	1,115	1	11,932	677	1,649	570
–	198	159	2,468	518	85	87
–	–	50	351	83	22	–
7	19	11	58	20	25	18
224,447	686,401	456,808	2,082,560	704,586	983,855	630,321

238	368	319	1,261	703	629	656
–	–	–	–	503	–	–
37	161	74	432	128	174	70
18	133	79	402	47	150	51
–	–	45,529	–	–	101,938	–
–	–	18,849	2,320	2,466	2,273	551
–	2,064	106	1,456	–	173	–
–	–	1	–	221	36	5
–	–	–	–	–	888	–
–	–	–	–	–	132,194	–
–	–	44	1,861	–	–	–
–	106	187	–	559	363	8
–	–	46	1,633	59	685	238
–	–	14	5	114	–	14
–	–	411	6,406	1,800	60	1,016
25	105	275	1,102	247	209	192
–	–	–	1	–	–	–
–	–	54	19	–	–	–
31	81	86	269	164	1,131	81
349	3,018	66,074	17,167	7,011	240,903	2,882
$224,098	$683,383	$390,734	$2,065,393	$697,575	$742,952	$627,439
$233,856	$274,945	$264,131	$1,384,418	$757,174	$773,896	$288,563
148	9,276	103,022	–	–	–	–
–	–	762	2,122	1,302	–	877
–	–	–	–	–	(73)	–
–	–	(6)	–	584	(49)	224
–	–	(45,024)	–	–	(110,467)	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$161,582
Total distributable earnings/(loss)	3
Net Assets	$161,585
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
	($157,521,951 ÷ 15,751,843 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.02
	($4,062,601 ÷ 405,535 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

$242,344		$379,865		$420,506		$2,937,382		$779,799		$923,607		$636,527
(18,246)		303,518		(29,772)		(871,989)		(82,224)		(180,655)		(9,088)
$224,098		$683,383		$390,734		$2,065,393		$697,575		$742,952		$627,439
$9.56		$14.32		$9.22		$6.98		$9.58		$7.86		$9.89
($208,761,995 ÷ 21,837,976 shares	)	($645,088,249 ÷ 45,035,081 shares	)	($376,181,550 ÷ 40,786,650 shares	)	($1,930,148,409 ÷ 276,390,602 shares	)	($559,817,177 ÷ 58,414,392 shares	)	($709,856,739 ÷ 90,258,966 shares	)	($597,215,795 ÷ 60,407,958 shares	)
$9.60		$14.33		$9.21		$7.05		$9.58		$7.86		$9.90
($15,335,605 ÷ 1,596,880 shares	)	($38,295,497 ÷ 2,672,291 shares	)	($14,552,355 ÷ 1,579,208 shares	)	($135,244,276 ÷ 19,180,914 shares	)	($137,757,346 ÷ 14,375,946 shares	)	($33,095,517 ÷ 4,209,632 shares	)	($30,222,808 ÷ 3,052,399 shares	)

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2023

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$15,304	$20,534	$6,899
Income from affiliated investments(1)	309	251	193
Security lending income - net(1) (2)	2	36	9
Less: foreign taxes withheld	(31)	(174)	–
Total Investment Income	15,584	20,647	7,101
Expenses:
Investment advisory fees	3,290	2,380	2,678
Administration fees	2,488	2,040	2,009
Shareholder servicing fees Class F	2,044	1,467	1,433
Shareholder servicing fees Class I	–	3	3
Trustees' fees	22	18	17
Chief compliance officer fees	6	5	4
Administration servicing fees Class I	–	3	3
Printing fees	76	63	58
Professional fees	52	42	41
Custodian/Wire agent fees	41	33	33
Registration fees	31	24	25
Pricing fees	19	15	15
Other expenses	18	15	14
Total Expenses	8,087	6,108	6,333
Less:
Waiver of investment advisory fees	(232)	(162)	(492)
Waiver of shareholder servicing fees Class F	(16)	(12)	(11)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(373)	(90)	(88)
Net Expenses	7,466	5,844	5,742
Net Investment Income (Loss)	8,118	14,803	1,359
Net Realized Gain (Loss) on:
Investments	28,453	29,893	(20,101)
Affiliated investments	(4)	2	(1)
Futures contracts	(80)	826	577
Capital gains on Affiliated Investments	–	2	–
Net Realized Gain (Loss)	28,369	30,723	(19,525)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	202,131	138,371	207,527
Affiliated investments	(3)	1	–
Futures contracts	1,277	1,035	716
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	$203,405	$139,407	$208,243
Net Increase in Net Assets Resulting from Operations	$239,892	$184,933	$190,077

(1)    See Note 6 in Notes to Financial Statements.

(2)    Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$8,417	$37,432	$6,979	$4,100	$4,627	$1,318	$6,973
151	367	63	146	106	77	202
46	16	6	9	5	33	9
(1)	(209)	(2)	(10)	(7)	(14)	(9)
8,613	37,606	7,046	4,245	4,731	1,414	7,175

244	7,734	119	1,800	1,238	1,060	2,691
1,466	4,340	869	831	571	489	1,242
1,222	4,243	980	664	395	363	912
–	–	7	–	1	1	–
13	50	10	7	5	4	11
3	13	3	2	1	1	3
–	–	7	–	1	1	–
43	175	35	25	17	15	37
30	119	24	17	12	10	25
24	94	19	13	9	8	20
14	61	15	10	7	6	15
15	41	11	9	6	4	11
41	41	41	6	4	4	9
3,115	16,911	2,140	3,384	2,267	1,966	4,976

(147)	–	(40)	(209)	(149)	(177)	(318)
(733)	(34)	(784)	(5)	(3)	(3)	(109)
–	–	(1)	–	–	–	–
(1,001)	(210)	(305)	(34)	(19)	(14)	(52)
1,234	16,667	1,010	3,136	2,096	1,772	4,497
7,379	20,939	6,036	1,109	2,635	(358)	2,678

(7,076)	102,754	27,602	6,557	5,433	(13,517)	10,642
–	–	–	–	–	1	–
(141)	1,496	(50)	(9)	(87)	–	(15)
–	1	–	–	–	–	–
(7,217)	104,251	27,552	6,548	5,346	(13,516)	10,627

133,700	448,912	78,679	43,850	32,276	43,197	70,586
25	2	–	–	–	–	–
1,169	966	697	–	–	–	–
–	2	–	–	–	–	–
$134,894	$449,882	$79,376	$43,850	$32,276	$43,197	$70,586
$135,056	$575,072	$112,964	$51,507	$40,257	$29,323	$83,891

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2023

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$692	$11,464	$11,947
Income from affiliated investments(1)	28	319	210
Interest income	–	–	65
Security lending income - net(1) (2)	1	35	38
Less: foreign taxes withheld	(1)	(72)	(656)
Total Investment Income	720	11,746	11,604
Expenses:
Investment advisory fees	150	2,742	2,766
Administration fees	113	1,265	1,277
Shareholder servicing fees Class F	88	839	918
Shareholder servicing fees Class I	–	1	1
Trustees' fees	1	11	11
Chief compliance officer fees	–	3	3
Administration servicing fees Class I	–	1	1
Printing fees	3	39	39
Professional fees	2	26	27
Custodian/Wire agent fees	2	21	47
Pricing fees	2	10	13
Registration fees	1	15	15
Interest expense	–	–	–
Other expenses	1	9	9
Total Expenses	363	4,982	5,127
Less:
Waiver of investment advisory fees	–	(1,099)	(460)
Waiver of shareholder servicing fees Class F	(1)	(7)	(7)
Waiver of administration fees	–	(282)	(69)
Net Expenses	362	3,594	4,591
Net Investment Income	358	8,152	7,013
Net Realized Gain (Loss) on:
Investments	(2,290)	52,466	14,255
Affiliated investments	–	(1)	–
Futures contracts	39	412	604
Foreign currency translation	–	(7)	(2,071)
Forward foreign currency contracts	–	–	(1,096)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	(2,251)	52,870	11,692
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,923	39,803	91,287
Affiliated investments	–	1	7
Futures contracts	106	891	623
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	12	332
Forward foreign currency contracts	–	–	(7,053)
Net Change in Unrealized Appreciation (Depreciation)	$10,029	$40,707	$85,196
Net Increase in Net Assets Resulting from Operations	$8,136	$101,729	$103,901

(1)    See Note 6 in Notes to Financial Statements.

(2)    Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$8,788	$5,258	$1,273	$12	$640	$–	$–
357	79	27	1,919	434	39	–
–	33	–	69,229	78,789	7,810	2,393
13	46	–	13	–	–	–
(34)	(520)	–	–	(10)	–	–
9,124	4,896	1,300	71,173	79,853	7,849	2,393

2,925	1,029	244	4,912	3,105	181	86
1,350	713	113	2,974	1,274	361	173
1,007	334	76	3,944	1,391	436	210
–	–	–	4	–	–	–
12	4	1	47	17	5	2
3	1	–	12	4	1	1
–	–	–	4	–	–	–
41	14	3	161	57	17	8
28	10	3	112	39	11	5
22	21	2	87	32	8	4
10	8	1	353	140	10	7
16	6	2	66	23	5	3
1	–	–	–	–	–	–
10	4	1	39	14	3	3
5,425	2,144	446	12,715	6,096	1,038	502

(962)	(436)	(33)	(1,361)	(486)	(72)	(35)
(8)	(3)	(1)	(32)	(11)	(261)	(126)
(60)	(5)	–	–	(115)	(165)	(82)
4,395	1,700	412	11,322	5,484	540	259
4,729	3,196	888	59,851	74,369	7,309	2,134

48,957	(8,572)	(638)	(97,269)	(42,781)	14	–
–	1	–	21	–	–	–
877	451	–	(22,372)	–	–	–
–	466	–	(22)	2	–	–
–	(150)	–	(2,084)	–	–	–
–	–	–	(4,781)	–	–	–
–	–	–	6,623	–	–	–
–	–	–	4,988	(57)	–	–
49,834	(7,804)	(638)	(114,896)	(42,836)	14	–

41,414	62,813	4,385	215,934	39,558	19	152
–	3	1	41	–	–	–
547	183	–	22,561	–	–	–
–	–	–	(22)	–	–	–
–	–	–	3,124	–	–	–
–	–	–	(3,890)	(381)	–	–
1	244	–	47	–	–	–
–	–	–	1,700	–	–	–
$41,962	$63,243	$4,386	$239,495	$39,177	$19	$152
$96,525	$58,635	$4,636	$184,450	$70,710	$7,342	$2,286

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2023

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$5,192
Income from affiliated investments(1)	15	122
Interest income	1,769	971
Less: foreign taxes withheld	–	(1)
Total Investment Income	1,784	6,284
Expenses:
Shareholder servicing fees Class F	276	789
Investment advisory fees	260	2,005
Administration fees	236	1,002
Trustees' fees	3	9
Chief compliance officer fees	1	2
Printing fees	10	30
Professional fees	7	21
Custodian/Wire agent fees	6	11
Registration fees	4	12
Pricing fees	3	9
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	2	8
Total Expenses	808	3,898
Less:
Waiver of investment advisory fees	(106)	(1,382)
Waiver of shareholder servicing fees Class F	(165)	–
Waiver of administration fees	(11)	(47)
Net Expenses	526	2,469
Net Investment Income	1,258	3,815
Net Realized Gain (Loss) on:
Investments	(5,045)	39,751
Securities sold short	–	–
Futures contracts	–	(4,591)
Foreign currency translation	–	(32)
Forward foreign currency contracts	–	–
Purchased options and swaptions	–	–
Written options and swaptions	–	–
Swap contracts	–	(6,820)
Net Realized Gain (Loss)	(5,045)	28,308
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,622	41,337
Securities sold short	–	–
Futures contracts	–	12,144
Purchased options and swaptions	–	–
Written options and swaptions	–	–
Swap contracts	–	(2,027)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	$11,622	$51,454
Net Increase in Net Assets Resulting from Operations	$7,835	$83,577

(1)    See Note 6 in Notes to Financial Statements.

(2)    Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$2,411	$1,475	$1,011	$2,333	$399
2,371	–	–	–	–
6,365	36,137	23,708	14,147	9,812
(1)	(105)	(38)	–	(1)
11,146	37,507	24,681	16,480	10,210

486	2,397	708	958	763
2,999	7,693	2,124	2,203	1,284
600	2,939	1,062	1,202	963
5	27	9	11	8
1	7	2	3	2
18	92	32	36	29
12	64	22	25	20
10	37	21	17	15
7	39	13	13	11
56	45	121	55	11
121	–	–	209	–
789	–	–	2,496	–
4	22	8	9	7
5,108	13,362	4,122	7,237	3,113

(1,357)	(1,127)	(639)	(873)	(128)
(4)	–	(425)	–	(458)
(146)	(375)	(289)	(87)	(544)
3,601	11,860	2,769	6,277	1,983
7,545	25,647	21,912	10,203	8,227

(2,798)	(5,020)	10,550	(23,834)	(2,479)
537	–	–	(11,796)	–
28	(71,837)	(9,824)	(11,557)	(2,889)
(252)	(10,069)	103	(125)	1,476
(138)	(13,050)	(618)	(333)	(8,703)
(806)	–	(672)	(1,281)	(455)
340	–	818	1,259	335
(24)	(2,017)	1,062	5,982	(819)
(3,113)	(101,993)	1,419	(41,685)	(13,534)

17,890	64,895	19,429	66,701	14,178
(8,022)	–	–	(12,680)	–
(124)	162,231	16,478	(2,881)	5,228
137	–	(771)	(29)	(243)
337	–	(1,140)	33	245
501	6,792	(540)	(7,973)	1,277
3	1,065	165	34	239
(244)	(8,407)	(1,126)	(5)	2,670
$10,478	$226,576	$32,495	$43,200	$23,594
$14,910	$150,230	$55,826	$11,718	$18,287

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2023 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$8,118	$15,197	$14,803	$27,807	$1,359	$(84)
Capital gain distribution from investment	—	—	2	—	—	—
Net realized gain (loss)	28,369	170,576	30,721	98,963	(19,525)	116,112
Net change in unrealized appreciation (depreciation)	203,405	(513,647)	139,407	(260,933)	208,243	(503,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	239,892	(327,874)	184,933	(134,163)	190,077	(387,463)
Distributions:
Class F:	(149,371)	(268,239)	(96,102)	(80,770)	(84,020)	(189,817)
Class I:	N/A	N/A	(178)	(193)	(172)	(551)
Class Y:	(4,741)	(13,977)	(15,480)	(13,213)	(14,179)	(28,424)
Total Distributions	(154,112)	(282,216)	(111,760)	(94,176)	(98,371)	(218,792)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	90,067	208,257	76,472	218,643	66,857	271,763
Reinvestment of dividends & distributions	137,025	246,549	90,137	75,731	78,562	176,988
Cost of shares redeemed	(186,268)	(401,737)	(137,780)	(352,574)	(127,706)	(330,620)
Net increase (decrease) from Class F transactions	40,824	53,069	28,829	(58,200)	17,713	118,131
Class I:
Proceeds from shares issued	N/A	N/A	34	1,353	111	434
Reinvestment of dividends & distributions	N/A	N/A	153	173	154	495
Cost of shares redeemed	N/A	N/A	(509)	(2,056)	(22)	(1,819)
Net increase (decrease) from Class I transactions	N/A	N/A	(322)	(530)	243	(890)
Class Y:
Proceeds from shares issued	2,102	11,036	6,718	29,107	8,459	49,661
Reinvestment of dividends & distributions	4,437	13,514	15,267	12,530	13,984	26,869
Cost of shares redeemed	(6,148)	(58,092)	(40,163)	(39,750)	(36,404)	(31,042)
Net increase (decrease) from Class Y transactions	391	(33,542)	(18,178)	1,887	(13,961)	45,488
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	41,215	19,527	10,329	(56,843)	3,995	162,729
Net Increase (Decrease) in Net Assets	126,995	(590,563)	83,502	(285,182)	95,701	(443,526)
Net Assets
Beginning of period	1,569,904	2,160,467	1,244,360	1,529,542	1,299,744	1,743,270
End of period	$1,696,899	$1,569,904	$1,327,862	$1,244,360	$1,395,445	$1,299,744

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
2023	2022	2023	2022	2023	2022	2023	2022

$7,379	$12,917	$20,939	$41,770	$6,036	$11,587	$1,109	$1,792
—	—	1	1	—	—	—	—
(7,217)	(12,516)	104,250	178,289	27,552	64,369	6,548	10,647
134,894	(189,168)	449,882	(834,376)	79,376	(214,430)	43,850	(125,890)
135,056	(188,767)	575,072	(614,316)	112,964	(138,474)	51,507	(113,451)

(7,114)	(15,797)	(199,839)	(209,161)	(71,700)	(75,572)	(3,950)	(123,055)
N/A	N/A	N/A	N/A	(470)	(502)	N/A	N/A
N/A	N/A	(26,707)	(27,949)	N/A	N/A	(190)	(5,426)
(7,114)	(15,797)	(226,546)	(237,110)	(72,170)	(76,074)	(4,140)	(128,481)

105,082	303,335	102,654	299,638	47,046	97,115	26,297	71,913
6,744	15,028	170,147	182,965	63,734	66,695	3,671	114,411
(117,849)	(302,229)	(369,084)	(609,242)	(87,314)	(191,252)	(55,666)	(114,277)
(6,023)	16,134	(96,283)	(126,639)	23,466	(27,442)	(25,698)	72,047

N/A	N/A	N/A	N/A	1,653	1,137	N/A	N/A
N/A	N/A	N/A	N/A	415	441	N/A	N/A
N/A	N/A	N/A	N/A	(489)	(2,208)	N/A	N/A
N/A	N/A	N/A	N/A	1,579	(630)	N/A	N/A

N/A	N/A	63,694	52,211	N/A	N/A	3,349	3,654
N/A	N/A	24,857	26,149	N/A	N/A	182	5,232
N/A	N/A	(60,040)	(67,364)	N/A	N/A	(3,381)	(6,836)
N/A	N/A	28,511	10,996	N/A	N/A	150	2,050
(6,023)	16,134	(67,772)	(115,643)	25,045	(28,072)	(25,548)	74,097
121,919	(188,430)	280,754	(967,069)	65,839	(242,620)	21,819	(167,835)

901,688	1,090,118	3,610,298	4,577,367	745,367	987,987	514,514	682,349
$1,023,607	$901,688	$3,891,052	$3,610,298	$811,206	$745,367	$536,333	$514,514

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2023 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,635	$3,602	$(358)	$(588)	$2,678	$3,398
Net realized gain (loss)	5,346	16,576	(13,516)	(7,380)	10,627	3,875
Net change in unrealized appreciation (depreciation)	32,276	(91,145)	43,197	(97,016)	70,586	(193,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,257	(70,967)	29,323	(104,984)	83,891	(185,909)
Distributions:
Class F:	(16,038)	(28,963)	(140)	(81,068)	(5,564)	(85,601)
Class I:	(46)	(150)	—	(380)	N/A	N/A
Class Y:	(3,207)	(5,667)	(104)	(9,315)	(810)	(10,758)
Total Distributions	(19,291)	(34,780)	(244)	(90,763)	(6,374)	(96,359)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	15,800	66,183	14,639	45,964	30,306	80,105
Reinvestment of dividends & distributions	14,943	26,971	130	74,743	4,735	74,501
Cost of shares redeemed	(41,656)	(80,336)	(33,063)	(51,627)	(94,163)	(129,864)
Net increase (decrease) from Class F transactions	(10,913)	12,818	(18,294)	69,080	(59,122)	24,742
Class I:
Proceeds from shares issued	22	80	37	209	N/A	N/A
Reinvestment of dividends & distributions	42	142	—	350	N/A	N/A
Cost of shares redeemed	(264)	(1,000)	(279)	(685)	N/A	N/A
Net increase (decrease) from Class I transactions	(200)	(778)	(242)	(126)	N/A	N/A
Class Y:
Proceeds from shares issued	7,480	10,199	5,659	5,555	16,438	10,162
Reinvestment of dividends & distributions	3,098	5,281	100	8,670	758	10,054
Cost of shares redeemed	(12,364)	(7,967)	(4,933)	(5,884)	(12,272)	(12,217)
Net increase (decrease) from Class Y transactions	(1,786)	7,513	826	8,341	4,924	7,999
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(12,899)	19,553	(17,710)	77,295	(54,198)	32,741
Net Increase (Decrease) in Net Assets	8,067	(86,194)	11,369	(118,452)	23,319	(249,527)
Net Assets
Beginning of period	347,839	434,033	309,953	428,405	780,749	1,030,276
End of period	$355,906	$347,839	$321,322	$309,953	$804,068	$780,749

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

$358	$554	$8,152	$16,905	$7,013	$13,451	$4,729	$9,962	$3,196	$11,095
(2,251)	(960)	52,870	76,648	11,692	74,274	49,834	49,297	(7,804)	(7,972)
10,029	(12,428)	40,707	(139,047)	85,196	(166,756)	41,962	(74,192)	63,243	(81,538)
8,136	(12,834)	101,729	(45,494)	103,901	(79,031)	96,525	(14,933)	58,635	(78,415)

(345)	(17,821)	(63,831)	(74,613)	(73,644)	(99,371)	(48,047)	(44,793)	(7,560)	(10,683)
(1)	(119)	(52)	(119)	(46)	(117)	N/A	N/A	N/A	N/A
(24)	(702)	(15,858)	(20,458)	(11,197)	(14,771)	(5,050)	(4,339)	(1,396)	(1,958)
(370)	(18,642)	(79,741)	(95,190)	(84,887)	(114,259)	(53,097)	(49,132)	(8,956)	(12,641)

3,834	44,463	51,926	130,696	47,259	111,073	45,310	111,375	37,938	55,878
320	16,597	54,076	63,699	62,439	84,681	39,073	37,742	6,387	9,216
(6,837)	(44,477)	(131,769)	(189,071)	(110,743)	(198,493)	(145,306)	(223,539)	(64,717)	(74,475)
(2,683)	16,583	(25,767)	5,324	(1,045)	(2,739)	(60,923)	(74,422)	(20,392)	(9,381)

4	109	—	8	—	8	N/A	N/A	N/A	N/A
1	118	52	119	45	116	N/A	N/A	N/A	N/A
—	(410)	—	(844)	—	(605)	N/A	N/A	N/A	N/A
5	(183)	52	(717)	45	(481)	N/A	N/A	N/A	N/A

398	1,412	28,146	17,409	24,230	18,351	31,779	10,885	23,607	7,289
24	696	13,994	18,535	9,232	12,865	4,449	3,848	1,292	1,685
(245)	(862)	(21,491)	(54,045)	(17,541)	(28,874)	(8,244)	(14,652)	(16,175)	(11,416)
177	1,246	20,649	(18,101)	15,921	2,342	27,984	81	8,724	(2,442)
(2,501)	17,646	(5,066)	(13,494)	14,921	(878)	(32,939)	(74,341)	(11,668)	(11,823)
5,265	(13,830)	16,922	(154,178)	33,935	(194,168)	10,489	(138,406)	38,011	(102,879)

68,994	82,824	797,442	951,620	816,386	1,010,554	865,674	1,004,080	292,604	395,483
$74,259	$68,994	$814,364	$797,442	$850,321	$816,386	$876,163	$865,674	$330,615	$292,604

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2023 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$888	$1,020	$59,851	$79,457	$74,369	$73,878
Capital gain distribution from investment	—	—	—	4	—	1
Net realized gain (loss)	(638)	4,757	(114,896)	(283,960)	(42,836)	(18,628)
Net change in unrealized appreciation (depreciation)	4,386	(22,939)	239,495	(551,107)	39,177	(253,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,636	(17,162)	184,450	(755,606)	70,710	(198,709)
Distributions:
Class F:	(2,619)	(7,139)	(51,132)	(82,466)	(119,901)	(89,328)
Class I:	(7)	(30)	(47)	(85)	—	(15)
Class Y:	(612)	(1,354)	(7,239)	(11,442)	(16,925)	(13,180)
Total Distributions	(3,238)	(8,523)	(58,418)	(93,993)	(136,826)	(102,523)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	3,665	34,788	243,971	674,455	96,519	241,315
Reinvestment of dividends & distributions	2,345	6,464	46,626	75,249	105,385	79,075
Cost of shares redeemed	(9,792)	(42,936)	(435,767)	(904,145)	(175,541)	(372,248)
Net increase (decrease) from Class F transactions	(3,782)	(1,684)	(145,170)	(154,441)	26,363	(51,858)
Class I:
Proceeds from shares issued	1	4	77	335	—	5
Reinvestment of dividends & distributions	7	30	34	67	—	16
Cost of shares redeemed	—	(235)	(634)	(1,234)	—	(576)
Net increase (decrease) from Class I transactions	8	(201)	(523)	(832)	—	(555)
Class Y:
Proceeds from shares issued	1,125	2,448	69,799	72,075	30,018	37,252
Reinvestment of dividends & distributions	597	1,298	7,057	11,112	16,639	12,850
Cost of shares redeemed	(1,830)	(4,344)	(75,963)	(80,320)	(32,286)	(48,456)
Net increase (decrease) from Class Y transactions	(108)	(598)	893	2,867	14,371	1,646
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(3,882)	(2,483)	(144,800)	(152,406)	40,734	(50,767)
Net Increase (Decrease) in Net Assets	(2,484)	(28,168)	(18,768)	(1,002,005)	(25,382)	(351,999)
Net Assets
Beginning of period	75,163	103,331	3,605,696	4,607,701	1,274,904	1,626,903
End of period	$72,679	$75,163	$3,586,928	$3,605,696	$1,249,522	$1,274,904

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2023	2022	2023	2022	2023	2022	2023	2022

$7,309	$2,072	$2,134	$748	$1,258	$18,918	$3,815	$5,060
—	—	—	—	—	—	—	—
14	5	—	1	(5,045)	(183)	28,308	83,108
19	(87)	152	(168)	11,622	(31,793)	51,454	(181,567)
7,342	1,990	2,286	581	7,835	(13,058)	83,577	(93,399)

(6,979)	(1,944)	(2,058)	(698)	(7,948)	(15,792)	(79,107)	(84,694)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(260)	(98)	(59)	(33)	(555)	(1,141)	(4,735)	(4,926)
(7,239)	(2,042)	(2,117)	(731)	(8,503)	(16,933)	(83,842)	(89,620)

168,550	234,776	17,737	66,380	29,144	109,238	34,494	83,921
5,534	1,495	1,683	581	6,574	12,967	73,416	78,820
(113,671)	(160,921)	(38,872)	(73,634)	(67,359)	(81,437)	(60,563)	(208,511)
60,413	75,350	(19,452)	(6,673)	(31,641)	40,768	47,347	(45,770)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,654	5,123	381	8,200	2,836	4,179	1,611	6,378
245	93	55	31	522	1,082	4,616	4,823
(5,208)	(6,877)	(1,268)	(12,607)	(4,725)	(4,514)	(3,384)	(12,907)
(3,309)	(1,661)	(832)	(4,376)	(1,367)	747	2,843	(1,706)
57,104	73,689	(20,284)	(11,049)	(33,008)	41,515	50,190	(47,476)
57,207	73,637	(20,115)	(11,199)	(33,676)	11,524	49,925	(230,495)

360,280	286,643	181,700	192,899	257,774	246,250	633,458	863,953
$417,487	$360,280	$161,585	$181,700	$224,098	$257,774	$683,383	$633,458

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2023 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$7,545	$3,636	$25,647	$31,471	$21,912	$36,848
Capital gain distribution from investment	—	2	—	—	—	—
Net realized gain (loss)	(3,113)	(11,608)	(101,993)	(346,046)	1,419	3,910
Net change in unrealized appreciation (depreciation)	10,478	(24,218)	226,576	(223,528)	32,495	(183,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,910	(32,188)	150,230	(538,103)	55,826	(142,521)
Distributions:
Class F:	(8,221)	(31,913)	(179,960)	(319,256)	(22,375)	(29,430)
Class Y:	(190)	(651)	(10,363)	(24,540)	(5,595)	(7,046)
Total Distributions	(8,411)	(32,564)	(190,323)	(343,796)	(27,970)	(36,476)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	21,311	56,599	124,743	287,707	35,112	92,813
Reinvestment of dividends & distributions	7,370	28,632	162,704	291,088	19,223	25,506
Cost of shares redeemed	(53,743)	(76,788)	(203,160)	(378,794)	(85,169)	(164,750)
Net increase (decrease) from Class F transactions	(25,062)	8,443	84,287	200,001	(30,834)	(46,431)
Class Y:
Proceeds from shares issued	7,020	1,611	32,408	22,797	17,286	18,241
Reinvestment of dividends & distributions	176	615	10,041	24,167	5,106	6,305
Cost of shares redeemed	(844)	(1,491)	(54,337)	(31,818)	(28,003)	(24,915)
Net increase (decrease) from Class Y transactions	6,352	735	(11,888)	15,146	(5,611)	(369)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(18,710)	9,178	72,399	215,147	(36,445)	(46,800)
Net Increase (Decrease) in Net Assets	(12,211)	(55,574)	32,306	(666,752)	(8,589)	(225,797)
Net Assets
Beginning of period	402,945	458,519	2,033,087	2,699,839	706,164	931,961
End of period	$390,734	$402,945	$2,065,393	$2,033,087	$697,575	$706,164

(1)    See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2023	2022	2023	2022

$10,203	$33,404	$8,227	$1,920
—	—	—	—
(41,685)	49,635	(13,534)	(6,255)
43,200	(38,005)	23,594	(25,351)
11,718	45,034	18,287	(29,686)

(84,359)	(58,859)	(11,392)	(18,556)
(4,142)	(3,253)	(616)	(1,084)
(88,501)	(62,112)	(12,008)	(19,640)

53,933	192,810	45,543	145,926
76,463	53,507	8,961	14,496
(130,542)	(250,560)	(89,569)	(170,164)
(146)	(4,243)	(35,065)	(9,742)

5,517	4,229	1,129	4,063
4,022	3,181	590	1,051
(7,785)	(15,746)	(4,300)	(8,043)
1,754	(8,336)	(2,581)	(2,929)
1,608	(12,579)	(37,646)	(12,671)
(75,175)	(29,657)	(31,367)	(61,997)

818,127	847,784	658,806	720,803
$742,952	$818,127	$627,439	$658,806

SEI Institutional Managed Trust

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2023

Multi-Asset Inflation Managed Fund
Cash Flows Provided By Operating Activities:
Net Increase in Net Assets Resulting from Operations	$11,718
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of Investment Securities	(867,399)
Proceeds from Disposition of Investment Securities	966,303
Proceeds from Securities Sold Short	(66,549)
Purchases to Cover Securities Sold Short	40,548
Purchased Options/Purchases to Cover Written Options	(89)
Amortization (Accretion of Market Discount)	(6,328)
Net Realized (Gain) Loss on:
Investments, Options and Securities Sold Short	35,652
Net Change in Unrealized (Appreciation) Depreciation on:
Investments, Options and Securities Sold Short	(54,025)
Changes in Assets:
OTC Swap Contracts, at Value	707
Cash Collateral on Over The Counter Swaps	570
Cash Collateral on Centrally Cleared Swaps	(689)
Cash Collateral on Futures	2,780
Receivable for Investment Securities Sold	1,207
Dividends and Interest Receivable	125
Receivable for Variation Margin on Futures	(607)
Receivable for Variation Margin on Swaps	213
Foreign Tax Reclaim receivable	(16)
Unrealized Loss on Forward Foreign Currency Contracts	4
Due from Broker	457
Prepaid expenses	(12)
Changes in Liabilities:
OTC Swap Contracts, at Value	(3,840)
Payable for Investment Securities Purchased	(10,602)
Administration Fees Payable	(26)
Shareholder Servicing Fees Payable	150
Payable for Variation Margin on Futures	(774)
Payable for Variation Margin on Swaps	144
Repurchase Agreements Payable	(467)
Investment Advisory Fees Payable	(22)
Due to Broker	(1,393)
Unrealized Gain on Forward Foreign Currency Contracts	1
Accrued Expense Payable	860
Net Cash Provided by Operating Activities	48,601
Cash Flows Used In Financing Activities
Reverse Repurchase Agreements	11,551
Dividends and Distributions	(88,501)
Proceeds from Shares Issued	58,798
Reinvestment of Dividends and Distributions	80,485
Cost of Shares Redeemed	(138,471)
Net Cash Used In Financing Activities	(76,138)
Net Change in Cash, Restricted Cash, and Foreign Currency	(27,537)
Cash, Restricted Cash, and Foreign Currency at Beginning of Period	$137,117
Cash, Restricted Cash, and Foreign Currency at End of Period	$109,580
Supplemental Disclosure of Cash Flow Information Interest paid	$2,496

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2023	$12.66	$0.06	$1.84	$1.90	$(0.03)	$(1.23)	$(1.26)	$13.30	15.50%	$1,643,725	0.89%	0.97%	0.95%	13%
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89	0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89	0.95	0.63	33
2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89	0.96	1.16	63
2019	15.92	0.19	(0.22)	(0.03)	(0.18)	(1.77)	(1.95)	13.94	1.17	2,158,883	0.89	0.95	1.37	72
2018	14.65	0.13	2.22	2.35	(0.12)	(0.96)	(1.08)	15.92	16.80	2,439,320	0.89	0.94	0.87	80
Class Y
2023	$12.66	$0.08	$1.84	$1.92	$(0.04)	$(1.23)	$(1.27)	$13.31	15.66%	$53,174	0.64%	0.72%	1.20%	13%
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64	0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64	0.70	0.88	33
2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64	0.71	1.41	63
2019	15.93	0.22	(0.22)	—	(0.21)	(1.77)	(1.98)	13.95	1.44	131,736	0.64	0.70	1.62	72
2018	14.66	0.17	2.22	2.39	(0.16)	(0.96)	(1.12)	15.93	17.08	137,136	0.64	0.69	1.11	80
Large Cap Value Fund
Class F
2023	$23.02	$0.27	$3.11	$3.38	$(0.34)	$(1.77)	$(2.11)	$24.29	14.81%	$1,158,885	0.89%	0.93%	2.15%	10%
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89	0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89	0.93	1.80	29
2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89	0.93	2.15	65
2019	26.21	0.50	(0.92)	(0.42)	(0.48)	(2.06)	(2.54)	23.25	(0.91)	1,190,700	0.89	0.93	2.17	52
2018	24.70	0.39	2.39	2.78	(0.37)	(0.90)	(1.27)	26.21	11.54	1,285,571	0.89	0.93	1.51	83
Class I
2023	$23.05	$0.24	$3.13	$3.37	$(0.32)	$(1.77)	$(2.09)	$24.33	14.71%	$1,901	1.11%	1.18%	1.92%	10%
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11	1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11	1.18	1.58	29
2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11	1.18	1.93	65
2019	26.23	0.45	(0.93)	(0.48)	(0.42)	(2.06)	(2.48)	23.27	(1.14)	3,042	1.11	1.18	1.95	52
2018	24.71	0.33	2.40	2.73	(0.31)	(0.90)	(1.21)	26.23	11.30	4,427	1.11	1.18	1.29	83
Class Y
2023	$23.02	$0.30	$3.11	$3.41	$(0.37)	$(1.77)	$(2.14)	$24.29	14.96%	$167,076	0.64%	0.68%	2.38%	10%
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64	0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64	0.68	2.05	29
2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64	0.68	2.40	65
2019	26.21	0.55	(0.91)	(0.36)	(0.53)	(2.06)	(2.59)	23.26	(0.62)	150,772	0.64	0.69	2.41	52
2018	24.70	0.45	2.40	2.85	(0.44)	(0.90)	(1.34)	26.21	11.82	141,700	0.64	0.68	1.77	83

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2023	$34.86	$0.03	$4.99	$5.02	$(0.03)	$(2.68)	$(2.71)	$37.17	15.11%	$1,206,580	0.89%	0.98%	0.17%	24%
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89	0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89	0.97	(0.26)	42
2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89	0.98	0.11	58
2019	39.89	0.13	0.22	0.35	(0.12)	(4.33)	(4.45)	35.79	2.43	1,314,152	0.89	0.98	0.36	88
2018	34.72	0.06	8.03	8.09	(0.05)	(2.87)	(2.92)	39.89	24.74	1,416,472	0.89	0.98	0.16	75
Class I
2023	$33.49	$(0.01)	$4.78	$4.77	$(0.01)	$(2.68)	$(2.69)	$35.57	14.98%	$2,485	1.11%	1.23%	(0.05)%	24%
2022	50.26	(0.13)	(9.90)	(10.03)	—	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11	1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11	1.22	(0.49)	42
2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11	1.23	(0.12)	58
2019	38.96	0.05	0.21	0.26	(0.03)	(4.33)	(4.36)	34.86	2.22	2,643	1.11	1.16	0.14	88
2018	34.02	(0.02)	7.84	7.82	(0.01)	(2.87)	(2.88)	38.96	24.42	3,863	1.11	1.23	(0.06)	75
Class Y
2023	$35.03	$0.07	$5.02	$5.09	$(0.05)	$(2.68)	$(2.73)	$37.39	15.26%	$186,380	0.64%	0.73%	0.42%	24%
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64	0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64	0.72	(0.02)	42
2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64	0.73	0.36	58
2019	39.96	0.21	0.24	0.45	(0.24)	(4.33)	(4.57)	35.84	2.70	157,270	0.64	0.73	0.60	88
2018	34.76	0.15	8.04	8.19	(0.12)	(2.87)	(2.99)	39.96	25.04	139,001	0.64	0.73	0.41	75
Large Cap Index Fund
Class F
2023	$12.60	$0.10	$1.79	$1.89	$(0.10)	$—	$(0.10)	$14.39	15.06%	$1,023,607	0.25%	0.25%	1.51%	5%
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25	0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25	0.64	1.18	9
2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25	0.64	1.52	8
2019	10.37	0.18	0.18	0.36	(0.17)	(0.02)	(0.19)	10.54	3.61	455,657	0.25	0.65	1.81	6
2018(2)	10.00	0.13	0.31	0.44	(0.07)	—	(0.07)	10.37	4.47 ‡	233,871	0.25	0.64	1.93	6
Tax-Managed Large Cap Fund
Class F
2023	$28.50	$0.16	$4.39	$4.55	$(0.16)	$(1.69)	$(1.85)	$31.20	16.23%	$3,391,955	0.89%	0.91%	1.05%	6%
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89	0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89	0.89	0.90	14
2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89	0.91	1.19	40
2019	27.66	0.31	0.04	0.35	(0.30)	(0.18)	(0.48)	27.53	1.42	3,543,245	0.89	0.91	1.20	54
2018	24.11	0.22	3.83	4.05	(0.20)	(0.30)	(0.50)	27.66	16.99	3,773,973	0.89	0.90	0.84	44
Class Y
2023	$28.52	$0.20	$4.38	$4.58	$(0.20)	$(1.69)	$(1.89)	$31.21	16.33%	$499,097	0.64%	0.66%	1.30%	6%
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64	0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64	0.64	1.14	14
2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64	0.66	1.44	40
2019	27.67	0.38	0.04	0.42	(0.37)	(0.18)	(0.55)	27.54	1.67	447,895	0.64	0.66	1.46	54
2018	24.13	0.28	3.82	4.10	(0.26)	(0.30)	(0.56)	27.67	17.22	371,706	0.64	0.65	1.08	44

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes contribution from SIMC. Without the cash contribution, the Fund's return would have been 4.26% (See Note 6 in the Notes to Financial Statements).
(1)	Per share calculated using average shares.
(2)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2023	$72.34	$0.57	$10.18	$10.75	$(0.56)		$(6.56)	$(7.12)	$75.97	15.47%	$804,465	0.25%	0.54%	1.53%	1%
2022	92.42	1.08	(13.98)	(12.90)	(1.04)		(6.14)	(7.18)	72.34	(15.68)	740,552	0.25	0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)		(3.83)	(4.87)	92.42	29.73	981,074	0.25	0.54	1.20	5
2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (2)	844,753	0.25	0.54	1.64	19
2019	68.94	1.24	1.29	2.53	(1.23)		(1.24)	(2.47)	69.00	4.07	826,946	0.25	0.54	1.90	11
2018(3)	60.22	1.20	9.19	10.39	(1.13)		(0.54)	(1.67)	68.94	17.53	904,819	0.29	0.55	1.85	17
Class I
2023	$72.85	$0.43	$10.26	$10.69	$(0.42)		$(6.56)	$(6.98)	$76.56	15.23%	$6,741	0.65%	0.79%	1.14%	1%
2022	93.01	0.73	(14.09)	(13.36)	(0.66)		(6.14)	(6.80)	72.85	(16.02)	4,815	0.65	0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)		(3.83)	(4.54)	93.01	29.21	6,913	0.65	0.79	0.80	5
2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (2)	5,331	0.65	0.79	1.23	19
2019	69.31	0.98	1.30	2.28	(0.96)		(1.24)	(2.20)	69.39	3.66	5,322	0.65	0.79	1.49	11
2018(3)	60.56	0.92	9.30	10.22	(0.93)		(0.54)	(1.47)	69.31	17.13	6,372	0.65	0.80	1.43	17
Small Cap Fund
Class F
2023	$10.83	$0.02	$1.06	$1.08	$(0.02)		$(0.07)	$(0.09)	$11.82	9.97%	$513,175	1.14%	1.23%	0.39%	50%
2022	16.29	0.04	(2.34)	(2.30)	(0.01)		(3.15)	(3.16)	10.83	(17.98)	493,393	1.14	1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)		—	(0.02)	16.29	51.86	653,372	1.14	1.23	0.09	139
2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(4)	—	(0.02)	10.74	(2.60)	503,795	1.14	1.23	0.16	149
2019	14.28	0.01	(1.67)	(1.66)	(0.01)		(1.56)	(1.57)	11.05	(10.85)	554,260	1.14	1.24	0.11	116
2018	13.25	(0.02)	1.97	1.95	—		(0.92)	(0.92)	14.28	15.56	690,400	1.14	1.24	(0.17)	162
Class Y
2023	$10.97	$0.04	$1.07	$1.11	$(0.04)		$(0.07)	$(0.11)	$11.97	10.08%	$23,158	0.89%	0.98%	0.64%	50%
2022	16.46	0.07	(2.36)	(2.29)	(0.05)		(3.15)	(3.20)	10.97	(17.78)	21,121	0.89	0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)		—	(0.04)	16.46	52.15	28,977	0.89	0.98	0.34	139
2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(4)	—	(0.05)	10.85	(2.23)	25,727	0.89	0.98	0.41	149
2019	14.38	0.04	(1.69)	(1.65)	(0.02)		(1.56)	(1.58)	11.15	(10.66)	33,128	0.89	0.99	0.36	116
2018	13.31	0.01	1.98	1.99	—	^	(0.92)	(0.92)	14.38	15.83	36,423	0.89	0.99	0.07	162

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)

Includes contribution from SIMC. Without the cash contribution, the Fund's return for Class F and Class I would have been 14.78% and 14.33%, respectively (See Note 6 in the Notes to Financial Statements).

(3)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund's Class F shares.
(4)	Includes return of capital less than $0.005.
^	Amount represents less than $0.01 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2023	$20.77	$0.15	$2.19	$2.34	$(0.14)	$(1.03)	$(1.17)	$21.94	11.23%	$295,561	1.14%	1.23%	1.34%	19%
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14	1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14	1.23	0.56	80
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14	1.24	0.91	65
2019	25.54	0.27	(2.86)	(2.59)	(0.25)	(2.10)	(2.35)	20.60	(9.62)	274,660	1.14	1.24	1.30	74
2018	26.16	0.17	1.53	1.70	(0.17)	(2.15)	(2.32)	25.54	6.81	336,361	1.14	1.24	0.68	132
Class I
2023	$20.55	$0.13	$2.16	$2.29	$(0.11)	$(1.03)	$(1.14)	$21.70	11.12%	$666	1.36%	1.48%	1.11%	19%
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36	1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36	1.48	0.35	80
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36	1.49	0.67	65
2019	25.31	0.22	(2.84)	(2.62)	(0.20)	(2.10)	(2.30)	20.39	(9.83)	1,703	1.36	1.49	1.07	74
2018	25.94	0.12	1.51	1.63	(0.11)	(2.15)	(2.26)	25.31	6.59	2,354	1.36	1.49	0.46	132
Class Y
2023	$20.78	$0.18	$2.20	$2.38	$(0.17)	$(1.03)	$(1.20)	$21.96	11.42%	$59,679	0.89%	0.98%	1.58%	19%
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89	0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89	0.98	0.82	80
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89	0.99	1.13	65
2019	25.56	0.33	(2.87)	(2.54)	(0.31)	(2.10)	(2.41)	20.61	(9.42)	44,255	0.89	0.99	1.55	74
2018	26.18	0.24	1.52	1.76	(0.23)	(2.15)	(2.38)	25.56	7.07	41,421	0.89	0.99	0.94	132
Small Cap Growth Fund
Class F
2023	$27.01	$(0.04)	$2.59	$2.55	$(0.01)	$—	$(0.01)	$29.55	9.46%	$284,234	1.11%	1.23%	(0.24)%	76%
2022	45.89	(0.06)	(9.02)	(9.08)	—	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11	1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11	1.23	(0.45)	196
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11	1.23	(0.39)	173
2019	42.96	(0.11)	(6.04)	(6.15)	—	(4.93)	(4.93)	31.88	(13.89)	293,814	1.11	1.24	(0.33)	172
2018	34.42	(0.20)	8.86	8.66	—	(0.12)	(0.12)	42.96	25.25	386,055	1.11	1.24	(0.53)	168
Class I
2023	$25.02	$(0.07)	$2.40	$2.33	$—	$—	$—	$27.35	9.31%	$674	1.36%	1.48%	(0.49)%	76%
2022	43.32	(0.15)	(8.35)	(8.50)	—	(9.80)	(9.80)	25.02	(25.41)	850	1.36	1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36	1.48	(0.70)	196
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36	1.48	(0.64)	173
2019	41.21	(0.19)	(5.80)	(5.99)	—	(4.93)	(4.93)	30.29	(14.13)	1,408	1.36	1.49	(0.59)	172
2018	33.11	(0.28)	8.50	8.22	—	(0.12)	(0.12)	41.21	24.92	2,127	1.36	1.49	(0.79)	168
Class Y
2023	$27.66	$—	$2.64	$2.64	$(0.09)	$—	$(0.09)	$30.21	9.57%	$36,414	0.86%	0.98%	—%	76%
2022	46.65	0.02	(9.21)	(9.19)	—	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86	0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86	0.98	(0.20)	196
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86	0.98	(0.14)	173
2019	43.27	(0.03)	(6.08)	(6.11)	—	(4.93)	(4.93)	32.23	(13.68)	33,340	0.86	0.99	(0.08)	172
2018	34.59	(0.11)	8.91	8.80	—	(0.12)	(0.12)	43.27	25.56	34,078	0.86	0.99	(0.28)	168

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2023	$20.64	$0.07	$2.13	$2.20	$(0.08)	$(0.09)	$(0.17)	$22.67	10.69%	$701,535	1.11%	1.23%	0.62%	26%
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11	1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11	1.23	0.10	71
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11	1.24	0.22	90
2019	25.02	0.11	(2.32)	(2.21)	(0.10)	(1.67)	(1.77)	21.04	(8.27)	771,375	1.11	1.23	0.54	115
2018	22.09	0.02	3.34	3.36	(0.02)	(0.41)	(0.43)	25.02	15.38	907,519	1.11	1.23	0.07	186
Class Y
2023	$20.68	$0.10	$2.13	$2.23	$(0.10)	$(0.09)	$(0.19)	$22.72	10.84%	$102,533	0.89%	0.98%	0.85%	26%
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89	0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89	0.98	0.32	71
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89	0.99	0.44	90
2019	25.07	0.16	(2.34)	(2.18)	(0.16)	(1.67)	(1.83)	21.06	(8.12)	98,434	0.89	0.99	0.77	115
2018	22.11	0.07	3.35	3.42	(0.05)	(0.41)	(0.46)	25.07	15.69	88,854	0.89	0.98	0.29	186
Mid-Cap Fund
Class F
2023	$22.81	$0.12	$2.55	$2.67	$(0.12)	$—	$(0.12)	$25.36	11.74%	$69,772	0.98%	0.99%	0.93%	36%
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98	0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98	0.98	0.49	163
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98	0.98	1.17	108
2019	29.13	0.22	(1.43)	(1.21)	(0.20)	(2.78)	(2.98)	24.94	(3.10)	102,280	0.98	0.99	0.89	99
2018	27.81	0.19	3.37	3.56	(0.21)	(2.03)	(2.24)	29.13	13.41	131,640	0.98	0.99	0.66	99
Class I
2023	$22.75	$0.09	$2.54	$2.63	$(0.09)	$—	$(0.09)	$25.29	11.60%	$351	1.20%	1.24%	0.72%	36%
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20	1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20	1.23	0.28	163
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20	1.23	0.96	108
2019	29.09	0.16	(1.41)	(1.25)	(0.15)	(2.78)	(2.93)	24.91	(3.27)	716	1.20	1.24	0.66	99
2018	27.78	0.12	3.36	3.48	(0.14)	(2.03)	(2.17)	29.09	13.11	821	1.20	1.24	0.42	99
Class Y
2023	$22.82	$0.15	$2.55	$2.70	$(0.15)	$—	$(0.15)	$25.37	11.87%	$4,136	0.73%	0.74%	1.19%	36%
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73	0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73	0.73	0.71	163
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73	0.73	1.42	108
2019	29.15	0.28	(1.42)	(1.14)	(0.27)	(2.78)	(3.05)	24.96	(2.85)	2,604	0.73	0.74	1.14	99
2018	27.83	0.26	3.37	3.63	(0.28)	(2.03)	(2.31)	29.15	13.68	2,962	0.73	0.74	0.92	99

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2023	$15.00	$0.15	$1.76	$1.91	$(0.13)	$(1.43)	$(1.56)	$15.35	12.77%	$635,079	0.90%	1.23%	1.88%	24%
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90	1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90	1.23	1.43	50
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90	1.23	1.55	77
2019	18.69	0.32	0.91	1.23	(0.31)	(1.83)	(2.14)	17.78	7.89	914,612	0.93	1.23	1.89	44
2018	18.26	0.26	1.80	2.06	(0.27)	(1.36)	(1.63)	18.69	11.83	934,551	0.97	1.23	1.44	72
Class I
2023	$15.00	$0.13	$1.75	$1.88	$(0.11)	$(1.43)	$(1.54)	$15.34	12.56%	$559	1.15%	1.48%	1.63%	24%
2022	17.64	0.28	(1.19)	(0.91)	(0.24)	(1.49)	(1.73)	15.00	(6.26)	497	1.15	1.48	1.61	48
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15	1.48	1.17	50
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15	1.48	1.29	77
2019	18.69	0.28	0.91	1.19	(0.27)	(1.83)	(2.10)	17.78	7.62	1,345	1.18	1.48	1.64	44
2018	18.26	0.21	1.80	2.01	(0.22)	(1.36)	(1.58)	18.69	11.55	1,183	1.22	1.48	1.18	72
Class Y
2023	$15.01	$0.17	$1.75	$1.92	$(0.15)	$(1.43)	$(1.58)	$15.35	12.84%	$178,726	0.65%	0.98%	2.13%	24%
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65	0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65	0.98	1.69	50
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65	0.98	1.79	77
2019	18.70	0.37	0.91	1.28	(0.36)	(1.83)	(2.19)	17.79	8.16	922,175	0.68	0.98	2.15	44
2018	18.27	0.30	1.80	2.10	(0.31)	(1.36)	(1.67)	18.70	12.11	682,081	0.72	0.98	1.68	72
Global Managed Volatility Fund
Class F
2023	$9.55	$0.08	$1.13	$1.21	$(0.53)	$(0.48)	$(1.01)	$9.75	12.93%	$726,066	1.11%	1.24%	1.61%	45%
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11	1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11	1.23	1.07	80
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11	1.25	1.12	86
2019	12.08	0.18	0.26	0.44	(0.29)	(0.77)	(1.06)	11.46	4.75	1,060,614	1.11	1.24	1.61	66
2018	11.97	0.17	0.77	0.94	(0.18)	(0.65)	(0.83)	12.08	8.12	1,184,336	1.11	1.24	1.46	55
Class I
2023	$9.28	$0.07	$1.09	$1.16	$(0.50)	$(0.48)	$(0.98)	$9.46	12.78%	$470	1.36%	1.49%	1.38%	45%
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36	1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36	1.48	0.83	80
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36	1.50	0.88	86
2019	11.82	0.15	0.25	0.40	(0.26)	(0.77)	(1.03)	11.19	4.45	1,067	1.36	1.49	1.36	66
2018	11.73	0.14	0.75	0.89	(0.15)	(0.65)	(0.80)	11.82	7.87	1,225	1.36	1.49	1.19	55
Class Y
2023	$9.58	$0.09	$1.14	$1.23	$(0.56)	$(0.48)	$(1.04)	$9.77	13.08%	$123,785	0.86%	0.99%	1.87%	45%
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86	0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86	0.98	1.31	80
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86	1.00	1.39	86
2019	12.12	0.21	0.25	0.46	(0.32)	(0.77)	(1.09)	11.49	4.95	220,260	0.86	0.99	1.86	66
2018	12.00	0.20	0.78	0.98	(0.21)	(0.65)	(0.86)	12.12	8.46	233,708	0.86	0.99	1.74	55

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2023	$18.39	$0.10	$1.96	$2.06	$(0.09)	$(1.08)	$(1.17)	$19.28	11.26%	$766,504	1.00%	1.23%	1.02%	8%
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00	1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00	1.23	1.04	17
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00	1.23	1.48	27
2019	17.22	0.27	0.88	1.15	(0.27)	(0.49)	(0.76)	17.61	7.16	1,004,802	1.00	1.23	1.65	29
2018	15.96	0.21	1.70	1.91	(0.22)	(0.43)	(0.65)	17.22	12.26	1,030,813	1.00	1.23	1.31	24
Class Y
2023	$18.39	$0.12	$1.97	$2.09	$(0.11)	$(1.08)	$(1.19)	$19.29	11.45%	$109,659	0.75%	0.98%	1.29%	8%
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75	0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75	0.98	1.28	17
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75	0.98	1.73	27
2019	17.23	0.31	0.88	1.19	(0.31)	(0.49)	(0.80)	17.62	7.42	87,717	0.75	0.99	1.88	29
2018	15.96	0.26	1.70	1.96	(0.26)	(0.43)	(0.69)	17.23	12.60	78,609	0.75	0.99	1.56	24
Tax-Managed International Managed Volatility Fund
Class F
2023	$8.69	$0.09	$1.68	$1.77	$(0.28)	$—	$(0.28)	$10.18	20.49%	$272,928	1.11%	1.39%	1.95%	43%
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	—	(0.35)	8.69	(20.68)	251,038	1.11	1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11	1.39	2.44	79
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11	1.41	1.84	79
2019	11.38	0.27	(0.61)	(0.34)	(0.27)	—	(0.27)	10.77	(2.76)	331,996	1.11	1.40	2.54	55
2018	11.56	0.26	(0.15)	0.11	(0.29)	—	(0.29)	11.38	0.93	355,027	1.11	1.40	2.21	54
Class Y
2023	$8.71	$0.11	$1.66	$1.77	$(0.30)	$—	$(0.30)	$10.18	20.54%	$57,687	0.86%	1.14%	2.37%	43%
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	—	(0.38)	8.71	(20.44)	41,566	0.86	1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86	1.14	2.69	79
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86	1.16	2.27	79
2019	11.40	0.32	(0.63)	(0.31)	(0.30)	—	(0.30)	10.79	(2.47)	42,782	0.86	1.15	3.05	55
2018	11.58	0.30	(0.16)	0.14	(0.32)	—	(0.32)	11.40	1.16	25,862	0.86	1.15	2.60	54
Real Estate Fund
Class F
2023	$13.56	$0.16	$0.69	$0.85	$(0.09)	$(0.51)	$(0.60)	$13.81	6.27%	$58,568	1.14%	1.23%	2.32%	28%
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14	1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14	1.23	0.67	78
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14	1.23	0.95	123
2019	16.06	0.23	2.31	2.54	(0.21)	(1.15)	(1.36)	17.24	17.35	104,562	1.14	1.24	1.47	71
2018	17.15	0.24	0.62	0.86	(0.23)	(1.72)	(1.95)	16.06	5.04	94,715	1.14	1.24	1.27	103
Class I
2023	$13.54	$0.15	$0.67	$0.82	$(0.08)	$(0.51)	$(0.59)	$13.77	6.08%	$175	1.36%	1.48%	2.12%	28%
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36	1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36	1.48	0.47	78
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36	1.48	0.79	123
2019	16.03	0.21	2.29	2.50	(0.18)	(1.15)	(1.33)	17.20	17.06	420	1.36	1.48	1.33	71
2018	17.13	0.24	0.58	0.82	(0.20)	(1.72)	(1.92)	16.03	4.80	455	1.36	1.49	1.31	103
Class Y
2023	$13.57	$0.18	$0.68	$0.86	$(0.10)	$(0.51)	$(0.61)	$13.82	6.38%	$13,936	0.89%	0.98%	2.59%	28%
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89	0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89	0.98	0.93	78
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89	0.98	1.40	123
2019	16.07	0.27	2.31	2.58	(0.25)	(1.15)	(1.40)	17.25	17.65	36,910	0.89	0.98	1.72	71
2018	17.15	0.32	0.58	0.90	(0.26)	(1.72)	(1.98)	16.07	5.30	36,197	0.89	0.99	1.76	103

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2023	$9.37	$0.16	$0.32	$0.48	$(0.15)	$—	$(0.15)	$9.70	5.21%	$3,158,857	0.66%	0.74%	3.32%	174%
2022	11.50	0.20	(2.09)	(1.89)	(0.21)	(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66	0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)	(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66	0.72	1.27	375
2020	11.65	0.23	0.65	0.88	(0.27)	(0.11)	(0.38)	12.15	7.75	3,859,455	0.66	0.73	1.98	357
2019	10.86	0.31	0.81	1.12	(0.33)	—	(0.33)	11.65	10.45	3,755,355	0.66	0.73	2.78	387
2018	11.32	0.29	(0.46)	(0.17)	(0.29)	—	(0.29)	10.86	(1.53)	3,600,785	0.67	0.77	2.55	384
Class I
2023	$9.35	$0.15	$0.33	$0.48	$(0.14)	$—	$(0.14)	$9.69	5.21%	$3,020	0.88%	0.99%	3.09%	174%
2022	11.49	0.17	(2.10)	(1.93)	(0.18)	(0.03)	(0.21)	9.35	(16.99)	3,423	0.88	0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)	(0.46)	(0.62)	11.49	(0.30)	5,102	0.88	0.97	1.05	375
2020	11.64	0.21	0.66	0.87	(0.26)	(0.11)	(0.37)	12.14	7.59	4,698	0.88	0.98	1.76	357
2019	10.86	0.29	0.79	1.08	(0.30)	—	(0.30)	11.64	10.11	5,085	0.88	0.98	2.57	387
2018	11.31	0.26	(0.45)	(0.19)	(0.26)	—	(0.26)	10.86	(1.66)	6,255	0.89	1.02	2.29	384
Class Y
2023	$9.37	$0.17	$0.34	$0.51	$(0.17)	$—	$(0.17)	$9.71	5.44%	$425,051	0.41%	0.49%	3.58%	174%
2022	11.51	0.22	(2.10)	(1.88)	(0.23)	(0.03)	(0.26)	9.37	(16.56)	409,715	0.41	0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)	(0.46)	(0.67)	11.51	0.16	501,505	0.41	0.47	1.51	375
2020	11.66	0.26	0.65	0.91	(0.30)	(0.11)	(0.41)	12.16	7.98	455,054	0.41	0.48	2.22	357
2019	10.87	0.34	0.80	1.14	(0.35)	—	(0.35)	11.66	10.71	439,460	0.41	0.48	3.03	387
2018	11.32	0.31	(0.44)	(0.13)	(0.32)	—	(0.32)	10.87	(1.20)	392,931	0.42	0.52	2.80	384
High Yield Bond Fund
Class F
2023	$5.75	$0.24	$0.08	$0.32	$(0.24)	$(0.38)	$(0.62)	$5.45	5.57%	$1,083,536	0.89%	0.99%	8.44%	24%
2022	7.08	0.32	(1.20)	(0.88)	(0.40)	(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89	0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)	(0.13)	(0.50)	7.08	17.84	1,430,709	0.89	0.98	5.78	67
2020	6.91	0.36	(0.39)	(0.03)	(0.38)	(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89	0.98	5.54	88
2019	7.13	0.39	(0.11)	0.28	(0.39)	(0.11)	(0.50)	6.91	4.24	1,444,565	0.89	0.98	5.68	69
2018	7.33	0.38	(0.11)	0.27	(0.38)	(0.09)	(0.47)	7.13	3.88	1,484,436	0.89	0.98	5.38	58
Class I
2023	$5.53	$0.22	$0.08	$0.30	$(0.22)	$(0.38)	$(0.60)	$5.23	5.55%	$3	1.07%	1.18%	8.28%	24%
2022	6.82	0.27	(1.13)	(0.86)	(0.38)	(0.05)	(0.43)	5.53	(13.14)	3	1.11	1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)	(0.13)	(0.47)	6.82	17.72	581	1.11	1.23	5.55	67
2020	6.65	0.33	(0.37)	(0.04)	(0.35)	(0.04)	(0.39)	6.22	(0.46)	409	1.11	1.23	4.99	88
2019	6.88	0.36	(0.12)	0.24	(0.36)	(0.11)	(0.47)	6.65	3.79	11,926	1.12	1.23	5.51	69
2018	7.08	0.35	(0.11)	0.24	(0.35)	(0.09)	(0.44)	6.88	3.61	545	1.10	1.22	5.08	58
Class Y
2023	$5.75	$0.24	$0.08	$0.32	$(0.24)	$(0.38)	$(0.62)	$5.45	5.70%	$165,983	0.64%	0.74%	8.70%	24%
2022	7.08	0.34	(1.20)	(0.86)	(0.42)	(0.05)	(0.47)	5.75	(12.77)	159,547	0.64	0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)	(0.13)	(0.52)	7.08	18.13	195,613	0.64	0.73	6.03	67
2020	6.91	0.38	(0.39)	(0.01)	(0.40)	(0.04)	(0.44)	6.46	(0.07)	174,334	0.64	0.73	5.78	88
2019	7.13	0.41	(0.11)	0.30	(0.41)	(0.11)	(0.52)	6.91	4.51	185,383	0.64	0.73	5.92	69
2018	7.32	0.40	(0.11)	0.29	(0.39)	(0.09)	(0.48)	7.13	4.27	177,644	0.64	0.73	5.62	58

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2023	$10.00	$0.20	$—	$0.20	$(0.20)	$—	^	$(0.20)	$10.00	2.00%	$405,494	0.30%	0.58%	4.05%	–%
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25	0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19	0.58	—	–
2020	10.00	0.09	0.01	0.10	(0.10)	—		(0.10)	10.00	0.96	319,030	0.30	0.59	0.90	–
2019	10.00	0.23	—	0.23	(0.23)	—		(0.23)	10.00	2.32	229,166	0.30	0.59	2.29	–
2018	10.00	0.16	—	0.16	(0.16)	—		(0.16)	10.00	1.60	209,822	0.30	0.59	1.60	–
Class Y
2023	$10.01	$0.20	$0.01	$0.21	$(0.21)	$—	^	$(0.21)	$10.01	2.11%	$11,993	0.20%	0.33%	4.06%	–%
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14	0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09	0.33	0.10	–
2020	10.00	0.11	—	0.11	(0.11)	—		(0.11)	10.00	1.06	22,256	0.20	0.34	1.05	–
2019	10.00	0.24	—	0.24	(0.24)	—		(0.24)	10.00	2.42	23,125	0.20	0.34	2.38	–
2018	10.00	0.17	—	0.17	(0.17)	—		(0.17)	10.00	1.70	27,498	0.20	0.34	1.71	–
Tax-Free Conservative Income Fund
Class F
2023	$9.99	$0.12	$0.01	$0.13	$(0.12)	$—		$(0.12)	$10.00	1.33%	$157,522	0.30%	0.59%	2.46%	–%
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22	0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13	0.58	0.01	–
2020	10.00	0.06	—	0.06	(0.06)	—		(0.06)	10.00	0.64	212,828	0.30	0.59	0.62	–
2019	10.00	0.14	—	0.14	(0.14)	—		(0.14)	10.00	1.37	162,368	0.30	0.59	1.36	–
2018	10.00	0.10	—	0.10	(0.10)	—		(0.10)	10.00	0.99	162,338	0.30	0.59	0.99	–
Class Y
2023	$10.01	$0.13	$0.01	$0.14	$(0.13)	$—		$(0.13)	$10.02	1.38%	$4,063	0.20%	0.34%	2.56%	–%
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13	0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03	0.33	0.10	–
2020	10.00	0.09	(0.02)	0.07	(0.07)	—		(0.07)	10.00	0.73	5,770	0.20	0.34	0.87	–
2019	10.00	0.15	—	0.15	(0.15)	—		(0.15)	10.00	1.47	16,727	0.20	0.34	1.45	–
2018	10.00	0.11	—	0.11	(0.11)	—		(0.11)	10.00	1.09	11,126	0.20	0.34	1.13	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than $0.005 per share.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2023	$9.57	$0.05	$0.27	$0.32	$(0.29)	$(0.04)	$(0.33)	$9.56	3.38%	$208,762	0.45%	0.70%	1.06%	16%
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45	0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45	0.70	4.18	31
2020	9.96	0.07	0.42	0.49	(0.05)	—	(0.05)	10.40	4.98	238,849	0.45	0.70	0.72	41
2019	9.91	0.16	0.15	0.31	(0.26)	—	(0.26)	9.96	3.14	227,413	0.45	0.70	1.59	34
2018	10.03	0.25	(0.23)	0.02	(0.14)	—	(0.14)	9.91	0.24	238,889	0.45	0.71	2.51	35
Class Y
2023	$9.62	$0.05	$0.26	$0.31	$(0.29)	$(0.04)	$(0.33)	$9.60	3.31%	$15,336	0.35%	0.45%	1.15%	16%
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35	0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35	0.45	4.11	31
2020	10.00	0.08	0.42	0.50	(0.06)	—	(0.06)	10.44	5.01	21,395	0.35	0.45	0.84	41
2019	9.94	0.18	0.14	0.32	(0.26)	—	(0.26)	10.00	3.31	24,322	0.35	0.46	1.80	34
2018	10.06	0.26	(0.23)	0.03	(0.15)	—	(0.15)	9.94	0.29	16,691	0.35	0.46	2.60	35
Dynamic Asset Allocation Fund
Class F
2023	$14.41	$0.08	$1.75	$1.83	$(0.40)	$(1.52)	$(1.92)	$14.32	13.37%	$645,088	0.75%	1.18%	1.12%	20%
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75	1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75	1.18	0.56	10
2020	13.23	0.14	1.84	1.98	(0.23)	—	(0.23)	14.98	15.07	723,775	0.75	1.18	1.06	16
2019	13.22	0.17	0.07	0.24	(0.23)	—	(0.23)	13.23	2.14	725,857	0.75	1.18	1.31	5
2018	12.10	0.17	1.15	1.32	(0.18)	(0.02)	(0.20)	13.22	10.95	800,036	0.75	1.19	1.30	11
Class Y
2023	$14.43	$0.11	$1.75	$1.86	$(0.44)	$(1.52)	$(1.96)	$14.33	13.59%	$38,295	0.50%	0.93%	1.50%	20%
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50	0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50	0.93	0.81	10
2020	13.26	0.08	1.93	2.01	(0.26)	—	(0.26)	15.01	15.31	41,757	0.50	0.93	0.59	16
2019	13.25	0.19	0.08	0.27	(0.26)	—	(0.26)	13.26	2.43	70,477	0.50	0.93	1.51	5
2018	12.12	0.19	1.17	1.36	(0.21)	(0.02)	(0.23)	13.25	11.26	78,280	0.50	0.93	1.51	11

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2023	$9.08	$0.17	$0.16	$0.33	$(0.19)	$—	$(0.19)	$9.22	3.71%	$376,182	1.81	%(2)	2.56%	3.77%	243%
2022	10.54	0.08	(0.79)	(0.71)	(0.13)	(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(2)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)	(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
2020	9.61	0.08	0.39	0.47	(0.10)	—	(0.10)	9.98	4.90	463,468	1.72	(3)	2.54	0.84	527
2019	10.10	0.14	(0.18)	(0.04)	(0.16)	(0.29)	(0.45)	9.61	(0.18)	472,129	1.44	(4)	2.38	1.24	315
2018	10.11	0.07	0.14	0.21	(0.02)	(0.20)	(0.22)	10.10	2.11	509,559	1.41	(5)	2.41	0.72	266 (6)
Class Y
2023	$9.08	$0.18	$0.17	$0.35	$(0.22)	$—	$(0.22)	$9.21	3.88%	$14,552	1.56	%(7)	2.32%	3.90%	243%
2022	10.55	0.11	(0.81)	(0.70)	(0.15)	(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(7)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)	(0.24)	(0.32)	10.55	8.94	8,585	1.74	(7)	2.50	1.12	424
2020	9.61	0.11	0.38	0.49	(0.12)	—	(0.12)	9.98	5.16	8,464	1.47	(8)	2.29	1.12	527
2019	10.11	0.13	(0.15)	(0.02)	(0.19)	(0.29)	(0.48)	9.61	(0.01)	9,821	1.20	(9)	2.15	1.11	315
2018	10.12	0.10	0.14	0.24	(0.05)	(0.20)	(0.25)	10.11	2.36	5,951	1.16	(10)	2.16	0.95	266 (6)
Multi-Asset Accumulation Fund
Class F
2023	$7.17	$0.09	$0.42	$0.51	$(0.70)	$—	$(0.70)	$6.98	7.52%	$1,930,149	1.17%		1.32%	2.53%	81%
2022	10.31	0.11	(1.96)	(1.85)	(0.64)	(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—	(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
2020	10.63	(0.02)	0.18	0.16	(0.13)	(1.11)	(1.24)	9.55	1.51	2,420,060	1.17		1.30	(0.23)	61
2019	9.81	0.08	1.03	1.11	(0.27)	(0.02)	(0.29)	10.63	11.94	2,659,785	1.17		1.30	0.80	63
2018	10.01	0.06	0.24	0.30	—	(0.50)	(0.50)	9.81	2.93	2,655,399	1.17		1.29	0.64	11
Class Y
2023	$7.25	$0.07	$0.45	$0.52	$(0.72)	$—	$(0.72)	$7.05	7.61%	$135,244	0.92%		1.07%	2.08%	81%
2022	10.41	0.12	(1.97)	(1.85)	(0.66)	(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—	(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54
2020	10.70	(0.03)	0.21	0.18	(0.15)	(1.11)	(1.26)	9.62	1.74	190,469	0.92		1.05	(0.26)	61
2019	9.88	0.07	1.06	1.13	(0.29)	(0.02)	(0.31)	10.70	12.16	220,654	0.92		1.05	0.66	63
2018	10.06	0.05	0.27	0.32	—	(0.50)	(0.50)	9.88	3.13	228,037	0.92		1.04	0.52	11

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.20%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%.
(6)	The portfolio turnover rate in 2018 has been changed from 373% to 266%.
(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%.
(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.96%.
(10)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2023	$9.22	$0.29	$0.45	$0.74	$(0.38)		$—	$(0.38)	$9.58	8.22%	$559,817	0.80%		1.21%	6.17%	25%
2022	11.49	0.46	(2.26)	(1.80)	(0.46)		(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)		—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
2020	11.07	0.40	(0.20)	0.20	(0.39)		(0.03)	(0.42)	10.85	1.86	770,599	0.80		1.21	3.69	137
2019	10.61	0.45	0.41	0.86	(0.40)		—	(0.40)	11.07	8.29	816,056	0.80		1.20	4.15	76
2018	10.88	0.40	(0.24)	0.16	(0.34	)(2)	(0.09)	(0.43)	10.61	1.56	815,020	0.80		1.21	3.78	119
Class Y
2023	$9.22	$0.30	$0.44	$0.74	$(0.38)		$—	$(0.38)	$9.58	8.27%	$137,758	0.70%		0.96%	6.27%	25%
2022	11.49	0.47	(2.26)	(1.79)	(0.47)		(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)		—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
2020	11.07	0.41	(0.20)	0.21	(0.40)		(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.96	3.79	137
2019	10.61	0.46	0.41	0.87	(0.41)		—	(0.41)	11.07	8.39	161,776	0.70		0.95	4.25	76
2018	10.88	0.41	(0.24)	0.17	(0.35	)(2)	(0.09)	(0.44)	10.61	1.66	175,431	0.70		0.96	3.88	119
Multi-Asset Inflation Managed Fund
Class F
2023	$8.68	$0.11	$0.03	$0.14	$(0.96)		$—	$(0.96)	$7.86	1.33%	$709,857	1.58	%(3)	1.82%	2.56%	66%
2022	8.91	0.34	0.09	0.43	(0.66)		—	(0.66)	8.68	5.10	783,196	1.24	(3)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)		—	(0.12)	8.91	14.71	803,799	1.12	(3)	1.36	2.84	65
2020	8.28	0.10	(0.38)	(0.28)	(0.12)		—	(0.12)	7.88	(3.41)	735,962	1.38	(3)	1.62	1.28	63
2019	8.49	0.14	(0.20)	(0.06)	(0.15)		—	(0.15)	8.28	(0.62)	798,451	1.52	(3)	1.76	1.68	30
2018	8.52	0.17	(0.08)	0.09	(0.12)		—	(0.12)	8.49	1.04	860,457	1.52	(3)	1.76	1.97	32
Class Y
2023	$8.69	$0.09	$0.06	$0.15	$(0.98)		$—	$(0.98)	$7.86	1.49%	$33,095	1.33	%(4)	1.57%	2.22%	66%
2022	8.92	0.34	0.11	0.45	(0.68)		—	(0.68)	8.69	5.36	34,931	0.98	(5)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)		—	(0.14)	8.92	14.99	43,985	0.87	(4)	1.11	2.62	65
2020	8.29	0.11	(0.37)	(0.26)	(0.14)		—	(0.14)	7.89	(3.17)	45,173	1.13	(6)	1.37	1.35	63
2019	8.50	0.13	(0.17)	(0.04)	(0.17)		—	(0.17)	8.29	(0.35)	55,857	1.27	(4)	1.51	1.56	30
2018	8.53	0.16	(0.05)	0.11	(0.14)		—	(0.14)	8.50	1.29	63,546	1.27	(4)	1.50	1.90	32

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Includes return of capital of $0.02.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2023 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2023	$9.79	$0.13	$0.15	$0.28	$(0.18)	$—	$(0.18)	$9.89	2.95%	$597,216	0.62%	0.98%	2.56%	64%
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62	0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62	0.98	— ^	125
2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62	0.98	0.37	124
2019	10.05	0.15	0.24	0.39	(0.05)	—	(0.05)	10.39	3.94	684,753	0.62	0.98	1.45	128
2018	10.25	0.09	0.09	0.18	(0.20)	(0.18)	(0.38)	10.05	1.75	682,982	0.62	0.98	0.88	228
Class Y
2023	$9.81	$0.13	$0.16	$0.29	$(0.20)	$—	$(0.20)	$9.90	2.95%	$30,223	0.52%	0.73%	2.66%	64%
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52	0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52	0.73	0.08	125
2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52	0.73	0.48	124
2019	10.07	0.16	0.24	0.40	(0.06)	—	(0.06)	10.41	4.04	47,957	0.52	0.73	1.55	128
2018	10.27	0.10	0.09	0.19	(0.21)	(0.18)	(0.39)	10.07	1.84	44,681	0.52	0.73	0.97	228

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
^	Amount represents less than 0.005%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements

March 31, 2023 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt

SEI Institutional Managed Trust

obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii)

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEI Institutional Managed Trust

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the six month period ended March 31, 2023, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S.

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SEI Institutional Managed Trust

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2023, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2023, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2023, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2023, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s

SEI Institutional Managed Trust

portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2023, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2023. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income.

SEI Institutional Managed Trust

Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$1,575,363	$-	$1,575,363
101-200	-	-	-	-	-	-
> than 200	-	-	-	-	-	-
Total	$-	$-	$-	$1,575,363	$-	$1,575,363

MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	(491,838)	-	(491,838)
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$-	$(491,838)	$-	$(491,838)

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$148,679	$-	$289,510	$1,407	$-	$439,596
101-200	-	-	-	(14,598)	-	(14,598)
201-300	-	-	112,267	-	-	112,267
301-400	-	-	149,110	-	-	149,110
> than 400	-	-	-	-	-	-
Total	$148,679	$-	$550,887	$(13,191)	$-	$686,375

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-400	-	-	-	-	-	-
> than 400	-	-	115,488	-	(173,472)	(57,984)
Total	$-	$-	$115,488	$-	$(173,472)	$(57,984)

SEI Institutional Managed Trust

MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$35,316	$-	$-	$35,316
101-400	-	-	-	-	-	-
> than 400	-	-	81,291	-	-	81,291
Total	$-	$-	$116,607	$-	$-	$116,607

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of March 31, 2023 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$581	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$581			$—

Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$365	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$365			$—

Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$200	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$200			$—

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$383	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$383			$—

Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$488	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$488			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$162	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$162			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$435	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$435			$—

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

Asset Derivatives		Liability Derivatives
Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$187	*	Unrealized depreciation on futures contracts	$1	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	641		Unrealized loss on forward foreign currency contracts	3,441
Total Derivatives not accounted for as hedging instruments		$828			$3,442

Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$347	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$347			$—

Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$113	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$113			$—

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on future contracts	$7,665	*	Unrealized depreciation on future contracts	$3,539	*
	Unrealized appreciation on swap contracts	9,064	†	Unrealized depreciation on swap contracts	799	†
	Investments purchased, at value	730		Options written, at value	1,336
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	662		Unrealized loss on forward foreign currency contracts	912
Credit contracts	Unrealized appreciation on swap contracts	469	†	Unrealized depreciation on swap contracts	170	†
Total Derivatives not accounted for as hedging instruments		$18,590			$6,756

Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$4,148	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	—	†
Interest Rate contracts	Unrealized appreciation on swap contracts	580	†	Unrealized depreciation on swap contracts	2,680	†
Total Derivatives not accounted for as hedging instruments		$4,728			$2,680

Multi-Strategy Alternative Fund
Interest rate contracts	Unrealized appreciation on future contracts	$—	*	Unrealized depreciation on future contracts	$31	*
	Unrealized appreciation on swap contracts	80	†	Unrealized depreciation on swap contracts	106	†
Equity contracts	Investments purchased, at value	1,368		Options and Swaptions written, at value	1
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	371		Unrealized loss on forward foreign currency contracts	411
Credit contracts	Unrealized appreciation on swap contracts	77	†	Unrealized depreciation on swap contracts	120	†
Total Derivatives not accounted for as hedging instruments		$1,896			$669

SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Asset Accumulation Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$37,833	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	—	†
Equity contracts	Unrealized appreciation on futures contracts	17,708	*	Unrealized depreciation on futures contracts	1,078	*
	Unrealized appreciation on swap contracts	1,086	†	Unrealized depreciation on swap contracts	1,456	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,012		Unrealized loss on forward foreign currency contracts	6,406
Commodity contracts	Unrealized appreciation on futures contracts	7,220	*	Unrealized depreciation on future contracts	4,684	*
Total Derivatives not accounted for as hedging instruments		$68,859			$13,624

Multi-Asset Income Fund
Interest rate contracts	Unrealized appreciation on			Unrealized depreciation on
	futures contracts	$3,733	*	futures contracts	$372	*
	Unrealized appreciation on swap contracts	877	†	Unrealized depreciation on swap contracts	1,544	†
Equity Contracts	Options purchased, at value	1		Options and Swaptions written, at value	15
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,027		Unrealized loss on forward foreign currency contracts	1,800
	Investments purchased, at value	445		Options and Swaptions written, at value	206
Credit contracts	Unrealized appreciation on swap contracts	460	†	Unrealized depreciation on swap contracts	101	†
Total Derivatives not accounted for as hedging instruments		$6,543			$4,038

Multi-Asset Inflation Managed Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$401	*	Unrealized depreciation on futures contracts	$320	*
	Unrealized appreciation on swap contracts	761	†	Unrealized depreciation on swap contracts	1,436	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	1,903	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	60
Commodity contracts	Unrealized appreciation on futures contracts	3,860	*	Unrealized depreciation on future contracts	3,939	*
	Investments purchased, at value	71		Options and Swaptions written, at value	36
Credit contracts	Unrealized appreciation on swaps contracts	134	†	Unrealized depreciation on swaps contracts	692	†
Total Derivatives not accounted for as hedging instruments		$5,227			$8,386

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$1,188	*	Unrealized depreciation on futures contracts	$2	*
	Unrealized appreciation on swap contracts	184	†	Unrealized depreciation on swap contracts	60	†
Equity contracts	Unrealized appreciation on futures contracts	1,950	*	Unrealized depreciation on futures contracts	672	*
	Unrealized appreciation on swap contracts	11	†	Unrealized depreciation on swap contracts	—	†
	Investments purchased, at value	13		Options written, at value	5
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,831		Unrealized loss on forward foreign currency contracts	1,016
Credit contracts	Unrealized appreciation on swap contracts	6	†	Unrealized depreciation on swap contracts	83	†
Total Derivatives not accounted for as hedging instruments		$7,183			$1,838

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six month period ended March 31, 2023:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(80)	$—	$—	$(80)
Total	$—	$—	$(80)	$—	$—	$(80)

Large Cap Value Fund
Equity contracts	$—	$—	$826	$—	$—	$826
Total	$—	$—	$826	$—	$—	$826

Large Cap Growth Fund
Equity contracts	$—	$—	$557	$—	$—	$557
Total	$—	$—	$557	$—	$—	$557

Large Cap Index Fund
Equity contracts	$—	$—	$(141)	$—	$—	$(141)
Total	$—	$—	$(141)	$—	$—	$(141)

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$1,496	$—	$—	$1,496
Total	$—	$—	$1,496	$—	$—	$1,496

S&P 500 Index Fund
Equity contracts	$—	$—	$(50)	$—	$—	$(50)
Total	$—	$—	$(50)	$—	$—	$(50)

Small Cap Fund
Equity contracts	$—	$—	$(9)	$—	$—	$(9)
Total	$—	$—	$(9)	$—	$—	$(9)

Small Cap Value Fund
Equity contracts	$—	$—	$(87)	$—	$—	$(87)
Total	$—	$—	$(87)	$—	$—	$(87)

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$(15)	$—	$—	$(15)
Total	$—	$—	$(15)	$—	$—	$(15)

Mid-Cap Fund
Equity contracts	$—	$—	$39	$—	$—	$39
Total	$—	$—	$39	$—	$—	$39

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$412	$—	$—	$412
Total	$—	$—	$412	$—	$—	$412

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(1,096)	$—	$(1,096)
Equity contracts	—	—	604	—	—	604
Total	$—	$—	$604	$(1,096)	$—	$(492)

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$877	$—	$—	$877
Total	$—	$—	$877	$—	$—	$877

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(150)	$—	$(150)
Equity contracts	—	—	448	—	—	448
Total	$—	$—	$448	$(150)	$—	$298

Core Fixed Income Fund
Interest Rates	$(231)	$138	$(22,372)	$—	$2,454	$(20,011)
Foreign exchange contracts	—	—	—	(2,084)	—	(2,084)
Credit contracts	—	—	—	—	2,534	2,534
Equity contracts	(4,550)	6,485	—	—	—	1,935
Total	$(4,781)	$6,623	$(22,372)	$(2,084)	$4,988	$(17,626)

High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$(57)	$(57)
Total	$—	$—	$—	$—	$(57)	$(57)

Dynamic Asset Allocation Fund
Interest Rates	$—	$—	$—	$—	$(6,820)	$(6,820)
Equity contracts	—	—	(4,591)	—	—	(4,591)
Total	$—	$—	$(4,591)	$—	$(6,820)	$(11,411)

Multi-Strategy Alternative Fund
Interest Rates	$—	$—	$18	$—	$236	$254
Foreign exchange contracts	—	—	—	(138)	—	(138)
Credit contracts	—	—	—	—	(260)	(260)
Equity contracts	(806)	340	10	—	—	(456)
Total	$(806)	$340	$28	$(138)	$(24)	$(600)

Multi-Asset Accumulation Fund
Interest Rates	$—	$—	$(69,288)	$—	$(4,786)	$(74,074)
Foreign exchange contracts	—	—	—	(13,050)	—	(13,050)
Equity contracts	—	—	4,688	—	2,769	7,457
Commodity contracts	—	—	(7,237)	—	—	(7,237)
Total	$—	$—	$(71,837)	$(13,050)	$(2,017)	$(86,904)

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Income Fund
Interest Rates	$—	$—	$(9,718)	$—	$1,201	$(8,517)
Foreign exchange contracts	(308)	255	—	(618)	—	(671)
Credit contracts	—	—	—	—	(139)	(139)
Equity contracts	(364)	563	(106)	—	—	93
Total	$(672)	$818	$(9,824)	$(618)	$1,062	$(9,234)

Multi-Asset Inflation Managed Fund
Interest Rates	$—	$—	$979	$—	$8,417	$9,396
Foreign exchange contracts	—	—	—	(333)	—	(333)
Credit contracts	—	—	—	—	(670)	(670)
Equity contracts	(1,289)	1,259	(348)	—	—	(378)
Commodity contracts	8	—	(12,188)	—	(1,765)	(13,945)
Total	$(1,281)	$1,259	$(11,557)	$(333)	$5,982	$(5,930)

Multi-Asset Capital Stability Fund
Interest Rates	$—	$—	$(2,155)	$—	$(883)	$(3,038)
Foreign exchange contracts	—	—	—	(8,703)	—	(8,703)
Credit contracts	—	—	—	—	(46)	(46)
Equity contracts	(457)	337	(734)	—	110	(744)
Total	$(457)	$337	$(2,889)	$(8,703)	$(819)	$(12,531)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$1,277	$—	$—	$1,277
Total	$—	$—	$1,277	$—	$–	$1,277

Large Cap Value Fund
Equity contracts	$—	$—	$1,035	$—	$—	$1,035
Total	$—	$—	$1,035	$—	$–	$1,035

Large Cap Growth Fund
Equity contracts	$—	$—	$716	$—	$—	$716
Total	$—	$—	$716	$—	$–	$716

Large Cap Index Fund
Equity contracts	$—	$—	$1,169	$—	$—	$1,169
Total	$—	$—	$1,169	$—	$–	$1,169

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$966	$—	$—	$966
Total	$—	$—	$966	$—	$–	$966

S&P 500 Index Fund
Equity contracts	$—	$—	$697	$—	$—	$697
Total	$—	$—	$697	$—	$–	$697

Mid-Cap Fund
Equity contracts	$—	$—	$106	$—	$—	$106
Total	$—	$—	$106	$—	$–	$106

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$891	$—	$—	$891
Total	$—	$—	$891	$—	$–	$891

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(7,053)	$—	$(7,053)
Equity contracts	—	—	623	—	—	623
Total	$—	$—	$623	$(7,053)	$–	$(6,430)

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$547	$—	$—	$547
Total	$—	$—	$547	$—	$–	$547

Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$109	$—	$—	$109
Total	$—	$—	$109	$—	$–	$109

Core Fixed Income Fund
Interest Rates	$(22)	$3,124	$22,561	$—	$(4,705)	$20,958
Foreign exchange contracts	—	—	—	1,700	—	1,700
Credit contracts	—	—	—	—	815	815
Equity contracts	—	—	—	—	—	—
Total	$(22)	$3,124	$22,561	$1,700	$(3,890)	$23,473

High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$(381)	$(381)
Total	$—	$—	$—	$—	$(381)	$(381)

Dynamic Asset Allocation Fund
Interest Rates	$—	$—	$—	$—	$(2,100)	$(2,100)
Equity contracts	—	—	12,144	—	(2,865)	9,279
Commodity contracts	—	—	—	—	2,938	2,938
Total	$—	$—	$12,144	$—	$(2,027)	$10,117

Multi-Strategy Alternative Fund
Interest Rates	$—	$—	$(31)	$—	$700	$669
Foreign exchange contracts	—	—	—	(244)	—	(244)
Credit contracts	—	—	—	—	(199)	(199)
Equity contracts	137	337	(93)	—	—	381
Total	$137	$337	$(124)	$(244)	$501	$607

Multi-Asset Accumulation Fund
Interest Rates	$—	$—	$80,777	$—	$6,792	$87,569
Foreign exchange contracts	—	—	—	(8,407)	—	(8,407)
Equity contracts	—	—	61,601	—	—	61,601
Commodity contracts	—	—	19,853	—	—	19,853
Total	$—	$—	$162,231	$(8,407)	$6,792	$160,616

Multi-Asset Income Fund
Interest Rates	$(772)	$(1,125)	$12,855	$—	$(540)	$10,418
Foreign exchange contracts	—	—	—	(1,126)	—	(1,126)
Equity contracts	1	(15)	3,623	—	—	3,609
Total	$(771)	$(1,140)	$16,478	$(1,126)	$(540)	$12,901

Multi-Asset Inflation Managed Fund
Interest Rates	$—	$—	$(1,004)	$—	$(10,354)	$(11,358)
Foreign exchange contracts	—	—	—	(5)	—	(5)
Credit contracts	—	—	—	—	(740)	(740)
Equity contracts	—	—	(6,369)	—	—	(6,369)
Commodity contracts	(29)	33	4,492	—	3,121	7,617
Total	$(29)	$33	$(2,881)	$(5)	$(7,973)	$(10,855)

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund
Interest Rates	$—	$—	$2,873	$—	$1,067	$3,940
Foreign exchange contracts	—	—	—	2,670	—	2,670
Credit contracts	—	—	—	—	164	164
Equity contracts	(243)	245	2,355	—	46	2,403
Total	$(243)	$245	$5,228	$2,670	$1,277	$9,177

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six month period ended March 31, 2023 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund
Futures Contracts:
Average Notional Balance Long	$14,903	$10,190	$7,724	$10,113

	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Value Fund
Futures Contracts:
Average Notional Balance Long	$8,474	$5,164	$1,118

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$8,591	$10,254	$8,782	$2,058
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	380,951	–	–
Average Notional Balance Short	–	383,336	–	–

	Core Fixed Income Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Futures Contracts:
Average Notional Balance Long	$778,885	$71,654	$146
Average Notional Balance Short	313,068	–	7,929
Forward Foreign Currency Contracts:
Average Notional Balance Long	99,859	–	25,746
Average Notional Balance Short	99,853	–	25,812
Credit Default Swaps:
Average Notional Balance Buy Protection	5,880	–	7,946
Average Notional Balance Sell Protection	149,095	–	4,273
Total Return Swaps
Average Notional Balance Long	–	70,982	2,802
Average Notional Balance Short	–	–	5,032
Interest Rate Swaps
Average Notional Balance	239,687	51,600	1,981
Options/Swaptions:
Average Notional Balance Long†	808	–	740
Average Notional Balance Short†	1,112	–	27

SEI Institutional Managed Trust

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Average Notional Balance Long	$2,396,311	$293,006	$195,467	$116,285
Average Notional Balance Short	46,676	52,336	77,969	20,724
Forward Foreign Currency Contracts:
Average Notional Balance Long	703,668	118,662	3,072	242,666
Average Notional Balance Short	702,629	117,909	3,128	141,756
Credit Default Swaps:
Average Notional Balance Buy Protection	–	6,963	110,258	–
Average Notional Balance Sell Protection	–	58,233	67,832	9,173
Total Return Swaps
Average Notional Balance Long	47,316	–	2,150	175
Average Notional Balance Short	14,276	–	8,035	–
Interest Rate Swaps
Average Notional Balance	9,173	110,282	78,732	10,128
Options/Swaptions:
Average Notional Balance Long†	–	583	400	149
Average Notional Balance Short†	–	1,711	371	112

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Managed Trust

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2023 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclay Bank PLC	$25	$—	$—	$25	$588	$—	$—	$—	$588	$(563)	$—	$(563)
BNP Paribas	108	—	—	108	1,635	—	—	—	1,635	(1,527)	—	(1,527)
Brown Brothers Harriman	263	—	—	263	307	—	—	—	307	(44)	—	(44)
Standard Chartered	14	—	—	14	63	—	—	—	63	(49)	—	(49)
Westpack Banking	231	—	—	231	848	—	—	—	848	(617)	—	(617)
Total Over the Counter	$641	$—	$—	$641	$3,441	$—	$—	$—	$3,441

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$202	$—	$—	$202	$11	$—	$—	$—	$11	$191	$—	$191
Goldman Sachs	247	—	—	247	455	—	—	—	455	(208)	—	(208)
Morgan Stanley	213	—	—	213	446	—	—	—	446	(233)	—	(233)
Total Over the Counter	$662	$—	$—	$662	$912	$—	$—	$—	$912

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Goldman Sachs	$—	$—	$580	$580	$—	$—	$2,644	$—	$2,644	$(2,064)	$—	$(2,064)
Total Over the Counter	$—	$—	$580	$580	$—	$—	$2,644	$—	$2,644

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$10	$—	$—	$10	$—	$—	$—	$—	$—	$10	$—	$10
Barclays PLC	29	—	—	29	—	—	32	—	32	(3)	—	(3)
BNP Paribas	10	—	—	10	57	—	—	—	57	(47)	—	(47)
BNYMellon	—	—	—	—	9	—	—	—	9	(9)	—	(9)
Citigroup	97	—	—	97	192	—	—	—	192	(95)	—	(95)
Deutsche Bank	76	—	—	76	82	—	—	—	82	(6)	—	(6)
Goldman Sachs	57	—	—	57	—	—	—	—	—	57	—	57
JPMorgan Chase	39	—	26	65	—	—	—	—	—	65	—	65
Midland Walwyn Capital	1	—	—	1	1	—	—	—	1	—	—	—
Morgan Stanley	—	—	54	54	—	—	74	—	74	(20)	—	(20)
RBC	—	—	—	—	2	—	—	—	2	(2)	—	(2)
SCB Securities	—	—	—	—	19	—	—	—	19	(19)	—	(19)
Societe Generale	24	—	—	24	—	—	—	—	—	24	—	24
TD Securities	—	—	—	—	5	—	—	—	5	(5)	—	(5)
UBS	28	—	—	28	44	—	—	—	44	(16)	—	(16)
Total Over the Counter	$371	$—	$80	$451	$411	$—	$106	$—	$517

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$329	$329	$—	$—	$873	$—	$873	$(544)	$—	$(544)
Bank of New York	249	—	—	249	152	—	—	—	152	97	—	97
Brown Brothers Harmon	—	—	—	—	402	—	—	—	402	(402)	—	(402)
Citibank	—	—	7	7	—	—	132	—	132	(125)	—	(125)
Citigroup	2,534	—	—	2,534	2,704	—	—	—	2,704	(170)	—	(170)
JPMorgan Chase Bank	2,229	—	750	2,979	2,535	—	451	—	2,986	(7)	—	(7)
State Street	—	—	—	—	613	—	—	—	613	(613)	—	(613)
Total Over the Counter	$5,012	$—	$1,086	$6,098	$6,406	$—	$1,456	$—	$7,862

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$64	$—	$—	$64	$19	$—	$—	$—	$19	$45	$—	$45
Bank of Montreal	4	—	—	4	—	—	—	—	—	4	—	4
Barclays	—	—	—	—	6	—	—	—	6	(6)	—	(6)
BNP Paribas	47	—	—	47	67	—	—	—	67	(20)	—	(20)
Deutsche Bank	7	—	—	7	—	—	—	—	—	7	—	7
Goldman Sachs	424	—	—	424	343	—	—	—	343	81	—	81
JPMorgan Chase	301	—	—	301	320	—	—	—	320	(19)	—	(19)
Morgan Stanley	175	—	—	175	1,002	—	—	—	1,002	(827)	—	(827)
State Street	5	—	—	5	—	—	—	—	—	5	—	5
UBS	—	—	—	—	43	—	—	—	43	(43)	—	(43)
Total Over the Counter	$1,027	$—	$—	$1,027	$1,800	$—	$—	$—	$1,800

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$60	$—	$—	$—	$60	$(60)	$—	$(60)
Chase Securities	—	—	—	—	—	—	—	132,194	132,194	(132,194)	—	(132,194)
Citibank	—	—	—	—	—	—	28	—	28	(28)	—	(28)
Deutsche Bank	—	—	—	—	—	—	31	—	31	(31)	—	(31)
Goldman Sachs	—	—	—	—	—	—	41	—	41	(41)	—	(41)
Total Over the Counter	$—	$—	$—	$—	$60	$—	$100	$132,194	$132,354

SEI Institutional Managed Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$27	$—	$—	$27	$(112)	$—	$—	$—	$(112)	$(85)	$—	$(85)
Barclays PLC	60	—	—	60	(66)	—	—	—	(66)	(6)	—	(6)
BNP Paribas	9	—	—	9	—	—	—	—	—	9	—	9
Brown Brothers Harriman	628	—	—	628	(279)	—	—	—	(279)	349	—	349
Citigroup	1,158	—	—	1,158	—	—	—	—	—	1,158	—	1,158
Deutsche Bank	202	—	—	202	(75)	—	—	—	(75)	127	—	127
Goldman Sachs	206	—	—	206	(198)	—	—	—	(198)	8	—	8
HSBC	1,376	—	—	1,376	—	—	—	—	—	1,376	—	1,376
JPMorgan Chase Bank	4	—	—	4	(39)	—	—	—	(39)	(35)	—	(35)
Merrill Lynch	125	—	—	125	(186)	—	—	—	(186)	(61)	—	(61)
Morgan Stanley	36	—	—	36	(61)	—	—	—	(61)	(25)	—	(25)
Total Over the Counter	$3,831	$—	$—	$3,831	$(1,016)	$—	$—	$—	$(1,016)

(1) Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2023 ($ Thousands)	% of Total Net Assets at March 31, 2023
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$103,802	15.2%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	293,413	14.2%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	141,173	19.0%

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Investment Income:
Investment Income	$909	$5,619	$2,719
Net Realized Gain (Loss) on:
Investments	—	(22)	(98)
Futures Contracts	(5,408)	(7,471)	(12,188)
Swap Contracts	(6,395)	234	(1,765)
Purchased Options and Swaptions	—	—	(1,281)
Written Options and Swaptions	—	—	1,259
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	338	259
Futures Contracts	10,891	19,853	4,492
Swap Contracts	839	306	3,121
Purchased Options and Swaptions	—	—	(29)
Written Options and Swaptions	—	—	33
Total gains and losses attributed to the Funds' investment in Subsidiaries	$836	$18,857	$(3,478)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax Free Conservative Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

SEI Institutional Managed Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.6500%	0.25%	—	0.90%
Class I	0.6500%	0.25%	0.25%	1.15%
Class Y	0.6500%	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%
Class Y	0.6500%	—	—	0.75%

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.86%
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.90%
Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

SEI Institutional Managed Trust

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2023, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

McKinley Capital Management, LLC

Parametric Portfolio Associates LLC

StonePine Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

StonePine Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc.

Los Angeles Capital Management, LLC

Leeward Investments, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

LSV Asset Management, LLC*

Parametric Portfolio Associates LLC

Small Cap Growth Fund

ArrowMark Colorado Holdings LLC

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

EAM Investors LLC

Jackson Creek Investment Advisors, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Tax-Managed Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Emso Asset Management Limited

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

Western Asset Management Company, LLC

Western Asset Management Company Limited

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Henderson Investors US LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

For the six month period ended March 31, 2023, there were no such commissions.

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from

SEI Institutional Managed Trust

SIMC. Such fees for the six month period ended March 31, 2023 were as follows ($ Thousands):

Large Cap Fund	$142
Large Cap Value Fund	228
Tax-Managed Large Cap Fund	299
Small Cap Value Fund	395
U.S. Managed Volatility Fund	581
Tax-Managed Managed Volatility Fund	732
Tax-Managed International Managed Volatility Fund	200
$2,577

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2023, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, LP.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the six month period ended March 31, 2023, the following Funds borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Tax-Managed Managed Volatility Fund	2/27/23	2/28/23	7,400	1	5.58%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2023 (Unaudited) and the year ended September 30, 2022.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	6,718	13,469	3,071	8,091	1,873	6,420	7,634	19,892
Shares Issued in Lieu of Dividends and Distributions	10,725	15,037	3,710	2,781	2,303	3,525	510	966
Shares Redeemed	(13,943)	(25,530)	(5,480)	(12,968)	(3,559)	(7,254)	(8,607)	(19,731)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	3,500	2,976	1,301	(2,096)	617	2,691	(463)	1,127
Class I:
Shares Issued	–	–	1	50	3	11	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	6	6	5	10	–	–
Shares Redeemed	–	–	(21)	(76)	(1)	(41)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(14)	(20)	7	(20)	–	–
Class Y:
Shares Issued	160	739	269	1,079	235	1,180	–	–
Shares Issued in Lieu of Dividends and Distributions	347	824	629	461	408	534	–	–
Shares Redeemed	(457)	(3,893)	(1,585)	(1,454)	(1,011)	(658)	–	–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	50	(2,330)	(687)	86	(368)	1,056	–	–

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Large Cap Fund			Large Cap Value Fund			Large Cap Growth Fund			Large Cap Index Fund
	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022
Increase (Decrease) in Capital Shares	3,550		646	600		(2,030)	256		3,727	(463)		1,127

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	3,336	8,835	642	1,117	2,202	5,486	689	2,644
Shares Issued in Lieu of Dividends and Distributions	5,629	5,061	884	710	315	8,435	674	1,051
Shares Redeemed	(11,885)	(17,878)	(1,174)	(2,205)	(4,650)	(8,476)	(1,823)	(3,264)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(2,920)	(3,982)	352	(378)	(2,133)	5,445	(460)	431
Class I:
Shares Issued	–	–	23	13	–	–	1	3
Shares Issued in Lieu of Dividends and Distributions	–	–	6	5	–	–	2	6
Shares Redeemed	–	–	(7)	(26)	–	–	(12)	(40)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	22	(8)	–	–	(9)	(31)
Class Y:
Shares Issued	2,066	1,561	–	–	275	281	327	416
Shares Issued in Lieu of Dividends and Distributions	822	725	–	–	16	381	140	206
Shares Redeemed	(1,911)	(1,965)	–	–	(282)	(497)	(527)	(327)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	977	321	–	–	9	165	(60)	295
Increase (Decrease) in Capital Shares	(1,943)	(3,661)	374	(386)	(2,124)	5,610	(529)	695

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	501	1,361	1,337	3,213	154	1,483	3,308	7,667
Shares Issued in Lieu of Dividends and Distributions	5	2,064	213	2,832	13	587	3,498	3,722
Shares Redeemed	(1,128)	(1,515)	(4,127)	(5,287)	(270)	(1,619)	(8,245)	(11,060)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(622)	1,910	(2,577)	758	(103)	451	(1,439)	329
Class I:
Shares Issued	1	7	–	–	—	4	—	—
Shares Issued in Lieu of Dividends and Distributions	—	10	–	–	—	4	3	7
Shares Redeemed	(10)	(23)	–	–	—	(15)	—	(49)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(9)	(6)	–	–	—	(7)	3	(42)
Class Y:
Shares Issued	189	163	715	416	16	49	1,780	1,020
Shares Issued in Lieu of Dividends and Distributions	4	234	34	381	1	25	905	1,083
Shares Redeemed	(163)	(174)	(535)	(501)	(10)	(30)	(1,343)	(3,172)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	30	223	214	296	7	44	1,342	(1,069)
Increase (Decrease) in Capital Shares	(601)	2,127	(2,363)	1,054	(96)	488	(94)	(782)

	Global Managed Volatility Fund			Tax-Managed Managed Volatility Fund			Tax-Managed International Managed Volatility Fund			Real Estate Fund
	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022
Class F:
Shares Issued	4,807		10,124	2,361		5,501	3,917		5,275	265		1,946
Shares Issued in Lieu of Dividends and Distributions	6,387		7,473	2,037		1,817	663		819	169		354

SEI Institutional Managed Trust

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Shares Redeemed	(11,166)	(18,019)	(7,495)	(11,087)	(6,661)	(7,157)	(710)	(2,589)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	28	(422)	(3,097)	(3,769)	(2,081)	(1,063)	(276)	(289)
Class I:
Shares Issued	—	1	–	–	–	–	—	—
Shares Issued in Lieu of Dividends and Distributions	5	10	–	–	–	–	1	2
Shares Redeemed	—	(57)	–	–	–	–	—	(14)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	5	(46)	–	–	–	–	1	(12)
Class Y:
Shares Issued	2,483	1,682	1,652	542	2,412	699	82	156
Shares Issued in Lieu of Dividends and Distributions	942	1,131	232	185	134	150	43	71
Shares Redeemed	(1,750)	(2,639)	(427)	(721)	(1,656)	(1,109)	(130)	(248)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	1,675	174	1,457	6	890	(260)	(5)	(21)
Increase (Decrease) in Capital Shares	1,708	(294)	(1,640)	(3,763)	(1,191)	(1,323)	(280)	(322)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	25,549	63,452	17,062	37,354	16,855	23,483	1,774	6,639
Shares Issued in Lieu of Dividends and Distributions	4,888	7,145	18,993	12,143	553	150	168	58
Shares Redeemed	(45,683)	(86,282)	(31,351)	(57,435)	(11,367)	(16,099)	(3,889)	(7,364)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(15,246)	(15,685)	4,704	(7,938)	6,041	7,534	(1,947)	(667)
Class I:
Shares Issued	8	33	—	1	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	4	6	—	3	–	–	–	–
Shares Redeemed	(66)	(117)	—	(88)	–	–	–	–
Total Decrease in Net Assets Derived from Class I Transactions	(54)	(78)	—	(84)	–	–	–	–
Class Y:
Shares Issued	7,247	6,784	5,387	5,793	166	512	38	819
Shares Issued in Lieu of Dividends and Distributions	739	1,056	2,998	1,977	24	9	6	3
Shares Redeemed	(7,917)	(7,696)	(5,695)	(7,628)	(520)	(687)	(127)	(1,260)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	69	144	2,690	142	(330)	(166)	(83)	(438)
Increase (Decrease) in Capital Shares	(15,231)	(15,619)	7,394	(7,880)	5,711	7,368	(2,030)	(1,105)

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	3,091	10,533	2,388	4,820	2,312	5,838	17,606	32,374
Shares Issued in Lieu of Dividends and Distributions	697	1,274	5,283	4,220	811	2,914	24,357	30,363
Shares Redeemed	(7,124)	(8,003)	(4,145)	(11,685)	(5,832)	(7,946)	(28,581)	(42,752)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(3,336)	3,804	3,526	(2,645)	(2,709)	806	13,382	19,985
Class Y:
Shares Issued	299	403	111	387	763	167	4,670	2,568
Shares Issued in Lieu of Dividends and Distributions	55	106	332	258	19	62	1,490	2,499
Shares Redeemed	(498)	(439)	(231)	(719)	(91)	(155)	(7,175)	(3,447)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(144)	70	212	(74)	691	74	(1,015)	1,620

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Real Return Fund			Dynamic Asset Allocation Fund			Multi-Strategy Alternative Fund			Multi-Asset Accumulation Fund
	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022	10/1/2022 to 3/31/2023 (Unaudited	)	2022
Increase (Decrease) in Capital Shares	(3,480)		3,874	3,738		(2,719)	(2,018)		880	12,367		21,605

	Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022	10/1/2022 to 3/31/2023 (Unaudited )	2022
Class F:
Shares Issued	3,688	8,691	6,420	21,495	4,624	14,438
Shares Issued in Lieu of Dividends and Distributions	2,028	2,441	9,499	6,439	923	1,405
Shares Redeemed	(8,952)	(15,610)	(15,894)	(27,949)	(9,089)	(16,832)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(3,236)	(4,478)	25	(15)	(3,542)	(989)
Class Y:
Shares Issued	1,809	1,715	631	469	113	398
Shares Issued in Lieu of Dividends and Distributions	538	605	500	383	61	102
Shares Redeemed	(2,941)	(2,347)	(941)	(1,764)	(435)	(797)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(594)	(27)	190	(912)	(261)	(297)
Increase (Decrease) in Capital Shares	(3,830)	(4,505)	215	(927)	(3,803)	(1,286)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, during the six month period ended March 31, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$221,658	$221,658
Sales	—	314,542	314,542
Large Cap Value Fund
Purchases	—	138,648	138,648
Sales	—	231,400	231,400
Large Cap Growth Fund
Purchases	—	327,356	327,356
Sales	—	418,210	418,210
Large Cap Index Fund
Purchases	—	51,013	51,013
Sales	—	59,251	59,251
Tax-Managed Large Cap Fund
Purchases	—	229,227	229,227
Sales	—	512,607	512,607
S&P 500 Index Fund
Purchases	—	5,239	5,239
Sales	—	48,187	48,187
Small Cap Fund
Purchases	—	276,877	276,877
Sales	—	304,137	304,137
Small Cap Value Fund
Purchases	—	70,748	70,748
Sales	—	93,569	93,569
Small Cap Growth Fund
Purchases	—	249,346	249,346
Sales	—	266,979	266,979

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tax-Managed Small/Mid Cap Fund
Purchases	—	215,906	215,906
Sales	—	277,165	277,165
Mid-Cap Fund
Purchases	—	26,759	26,759
Sales	—	27,958	27,958
U.S. Managed Volatility Fund
Purchases	—	199,253	199,253
Sales	—	275,084	275,084
Global Managed Volatility Fund
Purchases	—	382,503	382,503
Sales	—	463,342	463,342
Tax-Managed Managed Volatility Fund
Purchases	—	73,410	73,410
Sales	—	155,821	155,821
Tax-Managed International Managed Volatility Fund
Purchases	—	135,736	135,736
Sales	—	152,806	152,806
Real Estate Fund
Purchases	—	20,917	20,917
Sales	—	25,869	25,869
Core Fixed Income Fund
Purchases	5,569,423	1,186,556	6,755,979
Sales	5,629,661	1,533,149	7,162,810
High Yield Bond Fund
Purchases	902	253,590	254,492
Sales	—	327,076	327,076
Real Return Fund
Purchases	36,907	—	36,907
Sales	78,144	—	78,144
Dynamic Asset Allocation Fund
Purchases	—	117,711	117,711
Sales	—	198,616	198,616

SEI Institutional Managed Trust

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Multi-Strategy Alternative Fund
Purchases	355,983	235,257	591,240
Sales	363,958	250,222	614,180
Multi-Asset Accumulation Fund
Purchases	72,610	635,676	708,286
Sales	78,840	965,362	1,044,202
Multi-Asset Income Fund
Purchases	443	157,600	158,043
Sales	314	146,820	147,134
Multi-Asset Inflation Managed Fund
Purchases	544,122	53,599	597,721
Sales	613,794	75,928	689,722
Multi-Asset Capital Stability Fund
Purchases	40,850	20,333	61,183
Sales	57,217	22,127	79,344

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2022, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2021. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2022.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, Treasury Inflation-Protected Securities and net operating losses, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies, expiration of capital loss carryforwards, collateralized loan obligation basis adjustments, utilization of earnings and profits on shareholder redemptions, certain foreign currency related transactions, payment of excise tax, and non-taxable in-kind redemptions.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2022 or September 30, 2021 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2022	$61,429	$220,787	$—	$—	$282,216
2021	18,293	56,356	—	—	74,649
Large Cap Value Fund
2022	31,326	62,850	—	—	94,176
2021	27,551	—	—	—	27,551

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Growth Fund
2022	$21,472	$197,320	$—	$—	$218,792
2021	9,934	134,180	—	—	144,114
Large Cap Index Fund
2022	14,044	1,753	—	—	15,797
2021	10,181	—	—	—	10,181
Tax-Managed Large Cap Fund
2022	39,532	197,578	—	—	237,110
2021	41,049	55,596	—	—	96,645
S&P 500 Index Fund
2022	13,514	62,560	—	—	76,074
2021	11,520	42,408	—	—	53,928
Small Cap Fund
2022	66,921	61,560	—	—	128,481
2021	847	—	—	—	847
Small Cap Value Fund
2022	11,167	23,613	—	—	34,780
2021	2,646	—	—	—	2,646
Small Cap Growth Fund
2022	38,252	52,511	—	—	90,763
2021	—	—	—	—	—
Tax-Managed Small/Mid Cap Fund
2022	2,336	94,023	—	—	96,359
2021	1,552	66	—	—	1,618
Mid-Cap Fund
2022	8,990	9,652	—	—	18,642
2021	589	—	—	—	589
U.S. Managed Volatility Fund
2022	35,245	59,945	—	—	95,190
2021	44,441	109,717	—	—	154,158
Global Managed Volatility Fund
2022	18,044	96,215	—	—	114,259
2021	9,076	1,772	—	—	10,848
Tax-Managed Managed Volatility Fund
2022	9,958	39,174	—	—	49,132
2021	11,074	7,105	—	—	18,179
Tax-Managed International Managed Volatility Fund
2022	12,641	—	—	—	12,641
2021	6,703	—	—	—	6,703
Real Estate Fund
2022	4,783	3,740	—	—	8,523
2021	2,122	3,629	—	—	5,751
Core Fixed Income Fund
2022	93,993	—	—	—	93,993
2021	193,862	41,756	—	—	235,618
High Yield Bond Fund
2022	102,523	—	—	—	102,523
2021	113,338	—	—	—	113,338
Conservative Income Fund
2022	2,042	—	—	—	2,042
2021	29	—	—	—	29
Tax-Free Conservative Income Fund
2022	1	—	—	730	731
2021	—	—	—	21	21

SEI Institutional Managed Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Real Return Fund
2022	$16,933	$—	$—	$—	$16,933
2021	6,173	—	—	—	6,173
Dynamic Asset Allocation Fund
2022	33,460	56,160	—	—	89,620
2021	43,356	13,096	—	—	56,452
Multi-Strategy Alternative Fund
2022	32,564	—	—	—	32,564
2021	13,430	—	—	—	13,430
Multi-Asset Accumulation Fund
2022	274,745	69,051	—	—	343,796
2021	28,663	107,295	—	—	135,958
Multi-Asset Income Fund
2022	36,039	437	—	—	36,476
2021	32,204	—	—	—	32,204
Multi-Asset Inflation Managed Fund
2022	62,112	—	—	—	62,112
2021	11,412	—	—	—	11,412
Multi-Asset Capital Stability Fund
2022	17,226	2,414	—	—	19,640
2021	4,599	3,404	—	—	8,003

As of September 30, 2022, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$9	$145,527	$—	$—	$—	$—	$326,271	$(1)	$471,806
Large Cap Value Fund	15,024	85,456	—	—	—	—	179,219	(2)	279,697
Large Cap Growth Fund	—	97,245	—	—	—	—	442,750	1	539,996
Large Cap Index Fund	3,390	—	—	—	(3,558)	—	117,967	—	117,799
Tax-Managed Large Cap Fund	11,177	175,475	—	—	—	—	2,062,625	—	2,249,277
S&P 500 Index Fund	2,888	61,457	—	—	—	—	500,377	(4)	564,718
Small Cap Fund	1,026	3,123	—	—	—	—	11,523	1	15,673
Small Cap Value Fund	1,445	16,648	—	—	(3,445)	—	11,691	(2)	26,337
Small Cap Growth Fund	—	—	—	—	(13,930)	(419)	(17,138)	(14)	(31,501)
Tax-Managed Small/Mid Cap Fund	1,276	3,360	—	—	—	—	234,385	1	239,022
Mid-Cap Fund	177	—	—	—	(1,043)	—	(7,365)	—	(8,231)
U.S. Managed Volatility Fund	3,058	71,541	—	—	—	—	71,710	4	146,313
Global Managed Volatility Fund	37,763	39,567	—	—	—	—	(48,030)	3	29,303
Tax-Managed Managed Volatility Fund	1,843	45,783	—	—	—	—	438,567	1	486,194
Tax-Managed International Managed Volatility Fund	8,445	—	—	(41,035)	(9,504)	—	(10,611)	(2)	(52,707)
Real Estate Fund	—	3,774	—	—	—	—	3,868	—	7,642
Core Fixed Income Fund	980	—	—	(7,443)	(267,258)	—	(514,735)	(9,347)	(797,803)
High Yield Bond Fund	37,806	—	—	(76,962)	(33,858)	—	(362,825)	(8,304)	(444,143)
Conservative Income Fund	654	—	—	—	—	—	(65)	(613)	(24)
Tax-Free Conservative Income Fund	—	—	53	(9)	—	—	(171)	(39)	(166)
Real Return Fund	7,427	1,073	—	—	—	—	(22,802)	(3,276)	(17,578)
Dynamic Asset Allocation Fund	19,828	59,860	—	—	—	—	224,092	3	303,783
Multi-Strategy Alternative Fund	1,491	—	—	(3,349)	(7,523)	—	(26,368)	(522)	(36,271)

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Multi-Asset Accumulation Fund	$155,791	$—	$—	$—	$(542,857)	$—	$(444,600)	$(230)	$(831,896)
Multi-Asset Income Fund	11,973	—	—	—	(16,912)	—	(101,138)	(4,003)	(110,080)
Multi-Asset Inflation Managed Fund	86,579	—	—	(61,979)	(23,336)	—	(105,079)	(57)	(103,872)
Multi-Asset Capital Stability Fund	5,550	—	—	—	(16,103)	—	(4,307)	(507)	(15,367)

Post October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2022 through September 30, 2022, and specified losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Tax-Managed International Managed Volatility Fund	$–	$41,035	$41,035
Core Fixed Income Fund	–	7,443	7,443
High Yield Bond Fund	–	76,962	76,962
Tax-Free Conservative Income Fund	9	–	9
Multi-Strategy Alternative Fund	3,349	–	3,349
Multi-Asset Inflation Managed Fund	53,174	8,805	61,979

* This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2022, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)(1)
High Yield Bond Fund	$3,563
Tax-Free Conservative Income Fund	1
Real Return Fund	1,367
Multi-Asset Income Fund	1,161

(1) The Utilization is subject to a limitation.

For Federal income tax purposes, the cost of investments owned at March 31, 2023, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2023, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,161,800	$600,466	$(53,298)	$547,168
Large Cap Value Fund	982,169	387,331	(41,160)	346,171
Large Cap Growth Fund	735,934	671,393	(11,038)	660,355
Large Cap Index Fund	750,979	315,167	(43,259)	271,908
Tax-Managed Large Cap Fund	1,376,717	2,530,768	(725)	2,530,043
S&P 500 Index Fund	227,113	592,065	(9,351)	582,714
Small Cap Fund	468,924	102,457	(32,409)	70,048
Small Cap Value Fund	306,954	83,022	(31,565)	51,457
Small Cap Growth Fund	293,762	50,469	(20,053)	30,416
Tax-Managed Small/Mid Cap Fund	498,918	314,277	(9,143)	305,134
Mid-Cap Fund	70,736	7,417	(4,514)	2,903
U.S. Managed Volatility Fund	702,558	149,602	(35,105)	114,497
Global Managed Volatility Fund	800,406	77,198	(32,258)	44,940
Tax-Managed Managed Volatility Fund	398,652	485,492	(4,676)	480,816
Tax-Managed International Managed Volatility Fund	286,658	57,518	(3,503)	54,015
Real Estate Fund	61,622	15,696	(4,737)	10,959
Core Fixed Income Fund	4,364,675	23,289	(291,361)	(268,072)
High Yield Bond Fund	1,358,825	66,061	(193,981)	(127,920)
Conservative Income Fund	417,280	42	(88)	(46)
Tax-Free Conservative Income Fund	160,786	6	(25)	(19)
Real Return Fund	234,004	393	(11,193)	(10,800)
Dynamic Asset Allocation Fund	284,221	306,011	(12,721)	293,290
Multi-Strategy Alternative Fund	367,153	6,169	(14,315)	(8,146)
Multi-Asset Accumulation Fund	1,384,418	13,889	(39,790)	(25,901)
Multi-Asset Income Fund	757,174	8,599	(95,516)	(86,917)

SEI Institutional Managed Trust

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Multi-Asset Inflation Managed Fund	$773,896	$99,380	$(16,707)	$82,673
Multi-Asset Capital Stability Fund	288,563	12,687	(417)	12,270

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its ownoperations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

SEI Institutional Managed Trust

Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad

SEI Institutional Managed Trust

changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2023 (Unaudited)

changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Code for classification as a RIC.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price.

SEI Institutional Managed Trust

Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2023, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	97%
Class Y	36

SEI Institutional Managed Trust

Notes to Financial Statements/Consolidated Notes to Financial Statements (Concluded)

March 31, 2023 (Unaudited)

Fund	% Held
Large Cap Value Fund
Class F	92%
Class I	–
Class Y	98
Large Cap Growth Fund
Class F	91%
Class I	–
Class Y	98
Large Cap Index Fund
Class F	99%
Tax-Managed Large Cap Fund
Class F	83%
Class Y	57
S&P 500 Index Fund
Class F	44%
Class I	7
Small Cap Fund
Class F	98%
Class Y	37
Small Cap Value Fund
Class F	93%
Class I	–
Class Y	98
Small Cap Growth Fund
Class F	97%
Class I	–
Class Y	37
Tax-Managed Small/Mid Cap Fund
Class F	92%
Class Y	59
Mid-Cap Fund
Class F	94%
Class I	–
Class Y	19
U.S. Managed Volatility Fund
Class F	94%
Class I	–
Class Y	50
Global Managed Volatility Fund
Class F	97%
Class I	–
Class Y	54
Tax-Managed Managed Volatility Fund
Class F	86%
Class Y	72
Tax-Managed International Managed Volatility Fund
Class F	97%
Class Y	91
Real Estate Fund
Class F	96%
Class I	–
Class Y	56

Fund	% Held
Core Fixed Income Fund
Class F	97%
Class I	12
Class Y	61
High Yield Bond Fund
Class F	97%
Class I	–
Class Y	65
Conservative Income Fund
Class F	98%
Class Y	23
Tax-Free Conservative Income Fund
Class F	98%
Class Y	65
Real Return Fund
Class F	98%
Class Y	38
Dynamic Asset Allocation Fund
Class F	97%
Class Y	20
Multi-Strategy Alternative Fund
Class F	98%
Class Y	86
Multi-Asset Accumulation Fund
Class F	98%
Class Y	42
Multi-Asset Income Fund
Class F	98%
Class Y	42
Multi-Asset Inflation Managed Fund
Class F	97%
Class Y	29
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	28

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

12. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S.

SEI Institutional Managed Trust

Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund LP (“Liquidity Fund”), and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2023 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$13,769	$13,769	$–
Large Cap Value Fund	3,544	3,544	–
Large Cap Index Fund	1,141	1,141	–
Tax-Managed Large Cap Fund	16,856	16,856	–
S&P 500 Index Fund	56	56	–
Small Cap Fund	2,083	2,083	–
Small Cap Value Fund	2,366	2,366	–
Small Cap Growth Fund	2,259	2,259	–
U.S. Managed Volatility Fund	4,561	4,561	–
Global Managed Volatility Fund	11,141	11,141	–
Tax-Managed Managed Volatility Fund	4,085	4,085	–
Tax-Managed International Managed Volatility Fund	16,590	16,590	–
Core Fixed Income Fund	41,058	41,058	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

13. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

SEI Institutional Managed Trust

Disclosure of Fund Expenses (Unaudited)

March 31, 2023

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,155.00	0.89%	$4.78
Class Y Shares	1,000.00	1,156.60	0.64	3.45
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,148.10	0.89%	$4.77
Class I Shares	1,000.00	1,147.10	1.11	5.93
Class Y Shares	1,000.00	1,149.60	0.64	3.43
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.41	1.11	5.58
Class Y Shares	1,000.00	1,021.74	0.64	3.23

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,151.10	0.89%	$4.77
Class I Shares	1,000.00	1,149.80	1.11	5.94
Class Y Shares	1,000.00	1,152.60	0.64	3.44
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.41	1.11	5.58
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,150.60	0.25%	$1.34
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.69	0.25%	$1.26

SEI Institutional Managed Trust

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,162.30	0.89%	$4.80
Class Y Shares	1,000.00	1,163.30	0.64	3.46
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
S&P 500 Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,154.70	0.25%	$1.34
Class I Shares	1,000.00	1,152.30	0.65	3.48
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.69	0.25%	$1.26
Class I Shares	1,000.00	1,021.70	0.65	3.27
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,099.70	1.14%	$5.97
Class Y Shares	1,000.00	1,100.80	0.89	4.66
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,112.30	1.14%	$6.00
Class I Shares	1,000.00	1,111.20	1.36	7.14
Class Y Shares	1,000.00	1,114.20	0.89	4.69
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.17	1.36	6.83
Class Y Shares	1,000.00	1,020.50	0.89	4.48
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,094.60	1.11%	$5.80
Class I Shares	1,000.00	1,093.10	1.36	7.10
Class Y Shares	1,000.00	1,095.70	0.86	4.49
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,106.90	1.11%	$5.83
Class Y Shares	1,000.00	1,108.40	0.89	4.68
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.49	0.89	4.48

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,117.40	0.98%	$5.17
Class I Shares	1,000.00	1,116.00	1.20	6.33
Class Y Shares	1,000.00	1,118.70	0.73	3.86
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.05	0.98%	$4.94
Class I Shares	1,000.00	1,018.95	1.20	6.04
Class Y Shares	1,000.00	1,021.29	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,127.70	0.90%	$4.77
Class I Shares	1,000.00	1,125.60	1.15	6.09
Class Y Shares	1,000.00	1,128.40	0.65	3.45
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.44	0.90%	$4.53
Class I Shares	1,000.00	1,019.21	1.15	5.78
Class Y Shares	1,000.00	1,021.69	0.65	3.28
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,129.30	1.11%	$5.89
Class I Shares	1,000.00	1,127.80	1.36	7.21
Class Y Shares	1,000.00	1,130.80	0.86	4.57
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.17	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,112.60	1.00%	$5.27
Class Y Shares	1,000.00	1,114.50	0.75	3.96
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class Y Shares	1,000.00	1,021.19	0.75	3.79
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,204.90	1.11%	$6.10
Class Y Shares	1,000.00	1,205.40	0.86	4.73
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,062.70	1.14%	$5.86
Class I Shares	1,000.00	1,060.80	1.36	6.99
Class Y Shares	1,000.00	1,063.80	0.89	4.58
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.16	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48

SEI Institutional Managed Trust

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2023

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,052.10	0.66%	$3.38
Class I Shares	1,000.00	1,052.10	0.88	4.50
Class Y Shares	1,000.00	1,054.40	0.41	2.11
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.64	0.66%	$3.33
Class I Shares	1,000.00	1,020.55	0.88	4.43
Class Y Shares	1,000.00	1,022.88	0.41	2.08
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,055.70	0.89%	$4.56
Class I Shares	1,000.00	1,055.50	1.06	5.45
Class Y Shares	1,000.00	1,057.00	0.64	3.29
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.63	1.06	5.35
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,020.00	0.30%	$1.51
Class Y Shares	1,000.00	1,021.10	0.20	1.01
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.44	0.30%	$1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,013.30	0.30%	$1.51
Class Y Shares	1,000.00	1,013.80	0.20	1.01
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.44	0.30%	$1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.02
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,033.80	0.45%	$2.28
Class Y Shares	1,000.00	1,033.10	0.35	1.78
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.69	0.45%	$2.27
Class Y Shares	1,000.00	1,023.18	0.35	1.77

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,133.70	0.75%	$3.99
Class Y Shares	1,000.00	1,135.90	0.50	2.66
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.19	0.75%	$3.78
Class Y Shares	1,000.00	1,022.44	0.50	2.52
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,037.10	1.28%	$6.50
Class Y Shares	1,000.00	1,038.80	1.04	5.31
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,018.55	1.28%	$6.44
Class Y Shares	1,000.00	1,019.72	1.04	5.26
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$805.60	1.17%	$5.30
Class Y Shares	1,000.00	807.30	0.92	4.17
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.20	1.17%	$5.92
Class Y Shares	1,000.00	1,020.46	0.92	4.66
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,082.20	0.80%	$4.15
Class Y Shares	1,000.00	1,082.70	0.70	3.63
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.94	0.80%	$4.03
Class Y Shares	1,000.00	1,021.45	0.70	3.52
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,013.30	1.58%	$7.93
Class Y Shares	1,000.00	1,014.90	1.33	6.68
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,017.05	1.58%	$7.95
Class Y Shares	1,000.00	1,018.30	1.33	6.69
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,029.50	0.62%	$3.14
Class Y Shares	1,000.00	1,029.50	0.52	2.63
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.84	0.62%	$3.13
Class Y Shares	1,000.00	1,022.34	0.52	2.62

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional Managed Trust

Review of the Liquidity Risk Management Program (Unaudited)

March 31, 2023

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 20-22, 2023, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2022 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional Managed Trust

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 20-22, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on December 5-7, 2022, January 25, 2023 and March 20-22, 2023. In each case, the Board’s approval or renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation

SEI Institutional Managed Trust

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2023

By	/s/ Ankit Puri
Ankit Puri, Controller & CFO

Date: June 9, 2023